Quarterly Report
September 30, 2022
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
September 30, 2022 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The Schedule of Investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.7%
COMMUNICATION SERVICES — 8.0%
Activision Blizzard, Inc.	145,700	$10,831,338
Alphabet, Inc. Class A (a)	1,235,740	118,198,531
Alphabet, Inc. Class C (a)	1,105,340	106,278,441
AT&T, Inc.	1,462,140	22,429,227
Charter Communications, Inc. Class A (a)	23,300	7,068,055
Comcast Corp. Class A	912,966	26,777,293
DISH Network Corp. Class A (a)	45,918	635,046
Electronic Arts, Inc.	57,079	6,604,611
Fox Corp. Class A	58,866	1,806,009
Fox Corp. Class B	29,300	835,050
Interpublic Group of Cos., Inc.	83,366	2,134,170
Live Nation Entertainment, Inc. (a)	27,600	2,098,704
Lumen Technologies, Inc. (b)	199,078	1,449,288
Match Group, Inc. (a)	57,400	2,740,850
Meta Platforms, Inc. Class A (a)	468,793	63,605,834
Netflix, Inc. (a)	91,104	21,449,526
News Corp. Class A	71,188	1,075,651
News Corp. Class B (b)	21,600	333,072
Omnicom Group, Inc.	44,891	2,832,173
Paramount Global Class B (b)	103,281	1,966,470
Take-Two Interactive Software, Inc. (a)	31,100	3,389,900
T-Mobile US, Inc. (a)	123,175	16,526,390
Twitter, Inc. (a)	137,600	6,032,384
Verizon Communications, Inc.	870,215	33,042,063
Walt Disney Co. (a)	377,564	35,615,612
Warner Bros Discovery, Inc. (a)	449,378	5,167,847
		500,923,535
CONSUMER DISCRETIONARY — 11.5%
Advance Auto Parts, Inc.	11,500	1,797,910
Amazon.com, Inc. (a)	1,825,100	206,236,300
Aptiv PLC (a)	54,219	4,240,468
AutoZone, Inc. (a)	3,976	8,516,314
Bath & Body Works, Inc.	48,421	1,578,525
Best Buy Co., Inc.	40,506	2,565,650
Booking Holdings, Inc. (a)	8,324	13,678,080
BorgWarner, Inc.	44,077	1,384,018
Caesars Entertainment, Inc. (a)	45,700	1,474,282
Security Description	Shares	Value
CarMax, Inc. (a)	32,603	$2,152,450
Carnival Corp. (a)(b)	218,001	1,532,547
Chipotle Mexican Grill, Inc. (a)	5,686	8,544,693
D.R. Horton, Inc.	64,197	4,323,668
Darden Restaurants, Inc.	26,971	3,406,977
Dollar General Corp.	47,313	11,348,496
Dollar Tree, Inc. (a)	45,626	6,209,699
Domino's Pizza, Inc.	7,500	2,326,500
eBay, Inc.	118,145	4,348,917
Etsy, Inc. (a)	26,900	2,693,497
Expedia Group, Inc. (a)	31,634	2,963,789
Ford Motor Co.	808,038	9,050,026
Garmin, Ltd.	31,740	2,549,039
General Motors Co.	294,123	9,438,407
Genuine Parts Co.	29,289	4,373,433
Hasbro, Inc.	27,597	1,860,590
Hilton Worldwide Holdings, Inc.	58,100	7,008,022
Home Depot, Inc.	212,302	58,582,614
Las Vegas Sands Corp. (a)	72,300	2,712,696
Lennar Corp. Class A	55,106	4,108,152
LKQ Corp.	54,600	2,574,390
Lowe's Cos., Inc.	130,750	24,556,158
Marriott International, Inc. Class A	55,655	7,799,492
McDonald's Corp.	150,910	34,820,973
MGM Resorts International	71,300	2,119,036
Mohawk Industries, Inc. (a)	10,431	951,203
Newell Brands, Inc.	69,541	965,924
NIKE, Inc. Class B	257,306	21,387,275
Norwegian Cruise Line Holdings, Ltd. (a)	84,300	957,648
NVR, Inc. (a)	600	2,392,248
O'Reilly Automotive, Inc. (a)	13,080	9,199,818
Pool Corp.	8,100	2,577,501
PulteGroup, Inc. (a)	46,362	1,738,575
Ralph Lauren Corp. (b)	8,979	762,586
Ross Stores, Inc.	70,056	5,903,619
Royal Caribbean Cruises, Ltd. (a)	42,300	1,603,170
Starbucks Corp.	235,430	19,837,332
Tapestry, Inc.	50,528	1,436,511
Target Corp.	95,072	14,107,734
Tesla, Inc. (a)	548,700	145,542,675
TJX Cos., Inc.	237,074	14,727,037
Tractor Supply Co.	21,926	4,075,605
Ulta Beauty, Inc. (a)	10,600	4,252,614
VF Corp.	65,244	1,951,448
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Whirlpool Corp.	11,102	$1,496,661
Wynn Resorts, Ltd. (a)(b)	19,341	1,219,063
Yum! Brands, Inc.	56,802	6,040,325
		726,002,380
CONSUMER STAPLES — 6.8%
Altria Group, Inc.	365,229	14,747,947
Archer-Daniels-Midland Co.	113,732	9,149,739
Brown-Forman Corp. Class B	38,452	2,559,750
Campbell Soup Co.	42,782	2,015,888
Church & Dwight Co., Inc.	47,800	3,414,832
Clorox Co.	25,464	3,269,323
Coca-Cola Co.	798,000	44,703,960
Colgate-Palmolive Co.	169,123	11,880,891
Conagra Brands, Inc.	99,624	3,250,731
Constellation Brands, Inc. Class A	32,950	7,567,956
Costco Wholesale Corp.	90,855	42,908,091
Estee Lauder Cos., Inc. Class A	47,841	10,328,872
General Mills, Inc.	124,842	9,564,146
Hershey Co.	29,667	6,540,683
Hormel Foods Corp.	59,602	2,708,315
JM Smucker Co.	21,505	2,955,002
Kellogg Co.	52,128	3,631,236
Keurig Dr. Pepper, Inc.	173,800	6,225,516
Kimberly-Clark Corp.	68,027	7,655,759
Kraft Heinz Co.	163,018	5,436,650
Kroger Co.	137,342	6,008,713
Lamb Weston Holdings, Inc.	30,700	2,375,566
McCormick & Co., Inc.	53,184	3,790,424
Molson Coors Beverage Co. Class B	39,653	1,902,947
Mondelez International, Inc. Class A	285,615	15,660,270
Monster Beverage Corp. (a)	76,235	6,629,396
PepsiCo, Inc.	282,916	46,188,866
Philip Morris International, Inc.	317,812	26,381,574
Procter & Gamble Co.	490,626	61,941,532
Sysco Corp.	105,874	7,486,351
Tyson Foods, Inc. Class A	57,444	3,787,283
Walgreens Boots Alliance, Inc.	145,905	4,581,417
Walmart, Inc.	291,603	37,820,909
		425,070,535
ENERGY — 4.5%
APA Corp.	65,155	2,227,649
Baker Hughes Co.	207,479	4,348,760
Chevron Corp.	372,217	53,476,416
ConocoPhillips	263,835	27,000,874
Coterra Energy, Inc.	171,178	4,471,169
Devon Energy Corp.	133,973	8,055,796
Diamondback Energy, Inc.	36,400	4,384,744
EOG Resources, Inc.	118,271	13,214,419
EQT Corp.	76,000	3,097,000
Security Description	Shares	Value
Exxon Mobil Corp.	860,175	$75,101,879
Halliburton Co.	183,567	4,519,420
Hess Corp.	56,357	6,142,349
Kinder Morgan, Inc.	395,850	6,586,944
Marathon Oil Corp.	146,988	3,318,989
Marathon Petroleum Corp.	102,041	10,135,733
Occidental Petroleum Corp.	152,473	9,369,466
ONEOK, Inc.	91,196	4,672,883
Phillips 66	100,473	8,110,181
Pioneer Natural Resources Co.	48,876	10,583,120
Schlumberger NV	293,450	10,534,855
Valero Energy Corp.	82,623	8,828,268
Williams Cos., Inc.	248,758	7,121,942
		285,302,856
FINANCIALS — 10.9%
Aflac, Inc.	117,906	6,626,317
Allstate Corp.	55,239	6,878,913
American Express Co.	125,312	16,905,842
American International Group, Inc.	160,201	7,606,343
Ameriprise Financial, Inc.	21,944	5,528,791
Aon PLC Class A	42,898	11,491,087
Arthur J Gallagher & Co.	42,900	7,345,338
Assurant, Inc.	10,485	1,523,156
Bank of America Corp.	1,440,905	43,515,331
Bank of New York Mellon Corp.	155,794	6,001,185
Berkshire Hathaway, Inc. Class B (a)	372,184	99,380,572
BlackRock, Inc.	30,816	16,957,428
Brown & Brown, Inc.	47,700	2,884,896
Capital One Financial Corp.	79,495	7,327,054
Cboe Global Markets, Inc.	22,300	2,617,351
Charles Schwab Corp.	317,604	22,826,199
Chubb, Ltd.	85,453	15,542,192
Cincinnati Financial Corp.	30,909	2,768,519
Citigroup, Inc.	400,027	16,669,125
Citizens Financial Group, Inc.	95,900	3,295,124
CME Group, Inc.	75,363	13,349,048
Comerica, Inc.	28,827	2,049,600
Discover Financial Services	56,928	5,175,894
Everest Re Group, Ltd.	8,300	2,178,252
FactSet Research Systems, Inc.	7,500	3,000,825
Fifth Third Bancorp	139,862	4,469,990
First Republic Bank	36,600	4,778,130
Franklin Resources, Inc.	51,589	1,110,195
Globe Life, Inc.	17,212	1,716,036
Goldman Sachs Group, Inc.	70,246	20,585,590
Hartford Financial Services Group, Inc.	66,667	4,129,354
Huntington Bancshares, Inc.	287,891	3,794,403
Intercontinental Exchange, Inc.	112,485	10,163,020
Invesco, Ltd.	93,111	1,275,621

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase & Co.	605,543	$63,279,243
KeyCorp.	192,996	3,091,796
Lincoln National Corp.	31,082	1,364,811
Loews Corp.	36,819	1,835,059
M&T Bank Corp.	36,545	6,443,614
MarketAxess Holdings, Inc.	7,000	1,557,430
Marsh & McLennan Cos., Inc.	101,219	15,110,985
MetLife, Inc.	140,070	8,513,455
Moody's Corp.	32,432	7,884,544
Morgan Stanley	274,027	21,650,873
MSCI, Inc.	16,900	7,128,251
Nasdaq, Inc.	71,025	4,025,697
Northern Trust Corp.	44,596	3,815,634
PNC Financial Services Group, Inc.	83,475	12,472,834
Principal Financial Group, Inc.	50,465	3,641,050
Progressive Corp.	122,449	14,229,798
Prudential Financial, Inc.	78,602	6,742,480
Raymond James Financial, Inc.	39,000	3,853,980
Regions Financial Corp.	188,346	3,780,104
S&P Global, Inc.	69,688	21,279,231
Signature Bank	12,100	1,827,100
State Street Corp.	74,878	4,553,331
SVB Financial Group (a)	12,500	4,197,250
Synchrony Financial	99,976	2,818,323
T Rowe Price Group, Inc.	46,355	4,867,739
Travelers Cos., Inc.	49,506	7,584,319
Truist Financial Corp.	274,815	11,965,445
US Bancorp	284,222	11,459,831
W R Berkley Corp.	42,500	2,744,650
Wells Fargo & Co.	777,703	31,279,215
Willis Towers Watson PLC	23,745	4,771,320
Zions Bancorp NA	28,695	1,459,428
		682,695,541
HEALTH CARE — 14.9%
Abbott Laboratories	362,749	35,099,593
AbbVie, Inc.	362,480	48,648,441
ABIOMED, Inc. (a)	9,600	2,358,336
Agilent Technologies, Inc.	62,493	7,596,024
Align Technology, Inc. (a)	15,700	3,251,627
AmerisourceBergen Corp.	31,234	4,226,897
Amgen, Inc.	109,054	24,580,772
Baxter International, Inc.	100,279	5,401,027
Becton Dickinson & Co.	57,856	12,892,052
Biogen, Inc. (a)	30,784	8,219,328
Bio-Rad Laboratories, Inc. Class A (a)	4,800	2,002,272
Bio-Techne Corp.	8,000	2,272,000
Boston Scientific Corp. (a)	287,957	11,152,575
Bristol-Myers Squibb Co.	437,775	31,121,425
Cardinal Health, Inc.	56,533	3,769,620
Catalent, Inc. (a)	38,700	2,800,343
Centene Corp. (a)	118,004	9,181,891
Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	10,700	$2,105,780
Cigna Corp.	62,441	17,325,504
Cooper Cos., Inc.	9,900	2,612,610
CVS Health Corp.	267,794	25,539,514
Danaher Corp.	134,194	34,660,968
DaVita, Inc. (a)	12,028	995,558
DENTSPLY SIRONA, Inc.	40,134	1,137,799
DexCom, Inc. (a)	81,500	6,564,010
Edwards Lifesciences Corp. (a)	125,630	10,380,807
Elevance Health, Inc.	49,319	22,402,663
Eli Lilly & Co.	163,072	52,729,331
Gilead Sciences, Inc.	261,852	16,153,650
HCA Healthcare, Inc.	46,000	8,454,340
Henry Schein, Inc. (a)	29,100	1,913,907
Hologic, Inc. (a)	50,100	3,232,452
Humana, Inc.	25,690	12,464,531
IDEXX Laboratories, Inc. (a)	16,800	5,473,440
Illumina, Inc. (a)	32,900	6,276,991
Incyte Corp. (a)	38,300	2,552,312
Intuitive Surgical, Inc. (a)	74,132	13,895,302
IQVIA Holdings, Inc. (a)	38,600	6,992,004
Johnson & Johnson	542,308	88,591,435
Laboratory Corp. of America Holdings	18,975	3,886,270
McKesson Corp.	30,052	10,213,773
Medtronic PLC	274,193	22,141,085
Merck & Co., Inc.	519,372	44,728,317
Mettler-Toledo International, Inc. (a)	4,600	4,986,952
Moderna, Inc. (a)	72,000	8,514,000
Molina Healthcare, Inc. (a)	12,100	3,991,064
Organon & Co.	46,067	1,077,968
PerkinElmer, Inc.	25,986	3,126,895
Pfizer, Inc.	1,160,033	50,763,044
Quest Diagnostics, Inc.	22,442	2,753,409
Regeneron Pharmaceuticals, Inc. (a)	22,042	15,184,072
ResMed, Inc.	29,000	6,330,700
STERIS PLC	21,300	3,541,764
Stryker Corp.	70,494	14,277,855
Teleflex, Inc.	9,800	1,974,308
Thermo Fisher Scientific, Inc.	81,112	41,139,195
UnitedHealth Group, Inc.	192,874	97,409,085
Universal Health Services, Inc. Class B	13,400	1,181,612
Vertex Pharmaceuticals, Inc. (a)	52,552	15,215,906
Viatris, Inc.	245,014	2,087,519
Waters Corp. (a)	12,950	3,490,413
West Pharmaceutical Services, Inc.	15,200	3,740,416
Zimmer Biomet Holdings, Inc.	43,325	4,529,629
Zoetis, Inc.	94,920	14,075,687
		937,390,069

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
INDUSTRIALS — 7.8%
3M Co.	112,858	$12,470,809
A.O. Smith Corp.	24,500	1,190,210
Alaska Air Group, Inc. (a)	23,100	904,365
Allegion PLC	16,496	1,479,361
American Airlines Group, Inc. (a)	137,900	1,660,316
AMETEK, Inc.	47,299	5,364,180
Boeing Co. (a)	114,364	13,847,193
C.H. Robinson Worldwide, Inc.	25,879	2,492,406
Carrier Global Corp.	175,879	6,254,257
Caterpillar, Inc.	109,824	18,019,922
Cintas Corp.	17,366	6,741,307
Copart, Inc. (a)	44,100	4,692,240
CoStar Group, Inc. (a)	81,000	5,641,650
CSX Corp.	438,565	11,683,372
Cummins, Inc.	28,214	5,741,831
Deere & Co.	57,283	19,126,221
Delta Air Lines, Inc. (a)	136,634	3,833,950
Dover Corp.	29,750	3,468,255
Eaton Corp. PLC	80,425	10,725,478
Emerson Electric Co.	120,979	8,858,082
Equifax, Inc.	25,088	4,300,836
Expeditors International of Washington, Inc.	34,976	3,088,731
Fastenal Co.	117,216	5,396,625
FedEx Corp.	48,550	7,208,218
Fortive Corp.	76,249	4,445,317
Fortune Brands Home & Security, Inc.	24,900	1,336,881
Generac Holdings, Inc. (a)	12,700	2,262,378
General Dynamics Corp.	46,572	9,881,181
General Electric Co.	227,223	14,067,376
Honeywell International, Inc.	139,278	23,255,248
Howmet Aerospace, Inc.	78,186	2,418,293
Huntington Ingalls Industries, Inc.	7,400	1,639,100
IDEX Corp.	15,400	3,077,690
Illinois Tool Works, Inc.	57,600	10,405,440
Ingersoll Rand, Inc.	84,187	3,641,930
Jacobs Solutions, Inc.	25,943	2,814,556
JB Hunt Transport Services, Inc.	17,000	2,659,140
Johnson Controls International PLC	141,108	6,945,336
L3Harris Technologies, Inc.	40,021	8,317,564
Leidos Holdings, Inc.	27,800	2,431,666
Lockheed Martin Corp.	48,571	18,762,492
Masco Corp.	44,684	2,086,296
Nielsen Holdings PLC	80,925	2,243,241
Nordson Corp.	11,400	2,419,878
Norfolk Southern Corp.	48,187	10,102,404
Northrop Grumman Corp.	30,225	14,215,422
Old Dominion Freight Line, Inc.	18,750	4,664,437
Otis Worldwide Corp.	86,289	5,505,238
Security Description	Shares	Value
PACCAR, Inc.	70,739	$5,920,147
Parker-Hannifin Corp.	26,089	6,321,626
Pentair PLC	30,404	1,235,314
Quanta Services, Inc.	29,707	3,784,375
Raytheon Technologies Corp.	303,601	24,852,778
Republic Services, Inc.	42,689	5,807,412
Robert Half International, Inc.	20,466	1,565,649
Rockwell Automation, Inc.	24,026	5,168,233
Rollins, Inc.	41,625	1,443,555
Snap-on, Inc.	11,240	2,263,174
Southwest Airlines Co. (a)	124,859	3,850,652
Stanley Black & Decker, Inc.	30,757	2,313,234
Textron, Inc.	43,633	2,542,059
Trane Technologies PLC	48,784	7,064,411
TransDigm Group, Inc.	10,600	5,563,092
Union Pacific Corp.	128,098	24,956,052
United Airlines Holdings, Inc. (a)	64,000	2,081,920
United Parcel Service, Inc. Class B	152,091	24,568,780
United Rentals, Inc. (a)	14,900	4,024,788
Verisk Analytics, Inc.	33,200	5,661,596
W.W. Grainger, Inc.	8,857	4,332,756
Waste Management, Inc.	77,135	12,357,798
Westinghouse Air Brake Technologies Corp.	35,266	2,868,889
Xylem, Inc.	36,458	3,184,971
		487,521,580
INFORMATION TECHNOLOGY — 26.0%
Accenture PLC Class A	129,218	33,247,791
Adobe, Inc. (a)	96,444	26,541,389
Advanced Micro Devices, Inc. (a)	328,594	20,819,716
Akamai Technologies, Inc. (a)	30,690	2,465,021
Amphenol Corp. Class A	121,740	8,151,710
Analog Devices, Inc.	108,061	15,057,220
ANSYS, Inc. (a)	18,500	4,101,450
Apple, Inc.	3,108,696	429,621,787
Applied Materials, Inc.	182,254	14,932,070
Arista Networks, Inc. (a)	50,400	5,689,656
Autodesk, Inc. (a)	45,206	8,444,481
Automatic Data Processing, Inc.	86,052	19,464,102
Broadcom, Inc.	83,291	36,982,037
Broadridge Financial Solutions, Inc.	24,300	3,506,976
Cadence Design Systems, Inc. (a)	56,200	9,184,766
CDW Corp.	27,700	4,323,416
Ceridian HCM Holding, Inc. (a)	31,400	1,754,632
Cisco Systems, Inc.	847,590	33,903,600
Citrix Systems, Inc. (a)	25,489	2,650,856
Cognizant Technology Solutions Corp. Class A	109,441	6,286,291
Corning, Inc.	152,326	4,420,501

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
DXC Technology Co. (a)	46,338	$1,134,354
Enphase Energy, Inc. (a)	27,000	7,491,690
EPAM Systems, Inc. (a)	11,800	4,273,842
F5, Inc. (a)	12,841	1,858,478
Fidelity National Information Services, Inc.	122,991	9,294,430
Fiserv, Inc. (a)	130,824	12,241,202
FleetCor Technologies, Inc. (a)	15,300	2,695,401
Fortinet, Inc. (a)	139,600	6,858,548
Gartner, Inc. (a)	15,900	4,399,371
Global Payments, Inc.	58,768	6,349,882
Hewlett Packard Enterprise Co.	259,453	3,108,247
HP, Inc.	186,153	4,638,933
Intel Corp.	841,836	21,694,114
International Business Machines Corp.	184,095	21,872,327
Intuit, Inc.	57,837	22,401,427
Jack Henry & Associates, Inc.	15,300	2,788,731
Juniper Networks, Inc.	59,749	1,560,644
Keysight Technologies, Inc. (a)	37,200	5,853,792
KLA Corp.	30,232	9,149,110
Lam Research Corp.	27,877	10,202,982
Mastercard, Inc. Class A	174,951	49,745,567
Microchip Technology, Inc.	115,066	7,022,478
Micron Technology, Inc.	225,534	11,299,253
Microsoft Corp.	1,534,958	357,491,718
Monolithic Power Systems, Inc.	8,700	3,161,580
Motorola Solutions, Inc.	33,872	7,586,312
NetApp, Inc.	44,814	2,771,746
NortonLifeLock, Inc.	118,060	2,377,728
NVIDIA Corp.	513,376	62,318,713
NXP Semiconductors NV	54,800	8,083,548
ON Semiconductor Corp. (a)	89,300	5,566,069
Oracle Corp.	310,835	18,982,693
Paychex, Inc.	67,107	7,530,076
Paycom Software, Inc. (a)	10,000	3,299,900
PayPal Holdings, Inc. (a)	237,245	20,419,677
PTC, Inc. (a)	21,500	2,248,900
Qorvo, Inc. (a)	20,200	1,604,082
QUALCOMM, Inc.	230,226	26,010,933
Roper Technologies, Inc.	21,865	7,863,529
Salesforce, Inc. (a)	203,295	29,241,953
Seagate Technology Holdings PLC	43,424	2,311,460
ServiceNow, Inc. (a)	41,200	15,557,532
Skyworks Solutions, Inc.	33,000	2,813,910
SolarEdge Technologies, Inc. (a)	11,900	2,754,374
Synopsys, Inc. (a)	30,900	9,440,259
TE Connectivity, Ltd.	67,251	7,421,820
Teledyne Technologies, Inc. (a)	9,190	3,101,349
Teradyne, Inc. (b)	30,800	2,314,620
Security Description	Shares	Value
Texas Instruments, Inc.	186,893	$28,927,299
Trimble, Inc. (a)	52,000	2,822,040
Tyler Technologies, Inc. (a)	8,100	2,814,750
VeriSign, Inc. (a)	19,901	3,456,804
Visa, Inc. Class A	336,560	59,789,884
Western Digital Corp. (a)	64,953	2,114,220
Zebra Technologies Corp. Class A (a)	10,700	2,803,507
		1,634,487,256
MATERIALS — 2.5%
Air Products & Chemicals, Inc.	44,702	10,403,497
Albemarle Corp.	23,900	6,320,116
Amcor PLC	302,926	3,250,396
Avery Dennison Corp.	16,770	2,728,479
Ball Corp.	65,732	3,176,170
Celanese Corp.	21,800	1,969,412
CF Industries Holdings, Inc.	44,620	4,294,675
Corteva, Inc.	150,682	8,611,476
Dow, Inc.	152,648	6,705,827
DuPont de Nemours, Inc.	101,173	5,099,119
Eastman Chemical Co.	24,636	1,750,388
Ecolab, Inc.	51,900	7,495,398
FMC Corp.	25,078	2,650,745
Freeport-McMoRan, Inc.	295,840	8,085,307
International Flavors & Fragrances, Inc.	51,876	4,711,897
International Paper Co.	73,103	2,317,365
Linde PLC	102,063	27,515,164
LyondellBasell Industries NV Class A	50,758	3,821,062
Martin Marietta Materials, Inc.	12,845	4,137,246
Mosaic Co.	77,884	3,764,134
Newmont Corp.	160,033	6,726,187
Nucor Corp.	55,548	5,943,081
Packaging Corp. of America	19,200	2,155,968
PPG Industries, Inc.	48,254	5,341,235
Sealed Air Corp.	27,223	1,211,696
Sherwin-Williams Co.	48,627	9,956,378
Vulcan Materials Co.	27,371	4,316,680
Westrock Co.	49,036	1,514,722
		155,973,820
REAL ESTATE — 2.7%
Alexandria Real Estate Equities, Inc. REIT	29,900	4,191,715
American Tower Corp. REIT	95,118	20,421,835
AvalonBay Communities, Inc. REIT	28,469	5,243,705
Boston Properties, Inc. REIT	26,846	2,012,645
Camden Property Trust REIT	22,200	2,651,790
CBRE Group, Inc. Class A (a)	64,667	4,365,669
Crown Castle, Inc. REIT	90,758	13,119,069
Digital Realty Trust, Inc. REIT	58,900	5,841,702
Duke Realty Corp. REIT	79,100	3,812,620
Equinix, Inc. REIT	18,643	10,604,884

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Equity Residential REIT	69,919	$4,699,955
Essex Property Trust, Inc. REIT	12,645	3,062,998
Extra Space Storage, Inc. REIT	27,600	4,766,796
Federal Realty Investment Trust REIT	12,900	1,162,548
Healthpeak Properties, Inc. REIT	113,423	2,599,655
Host Hotels & Resorts, Inc. REIT	144,862	2,300,409
Invitation Homes, Inc. REIT	118,600	4,005,122
Iron Mountain, Inc. REIT	57,181	2,514,249
Kimco Realty Corp. REIT	125,353	2,307,749
Mid-America Apartment Communities, Inc. REIT	23,700	3,675,159
Prologis, Inc. REIT	152,050	15,448,280
Public Storage REIT	32,335	9,468,011
Realty Income Corp. REIT	126,600	7,368,120
Regency Centers Corp. REIT	32,900	1,771,665
SBA Communications Corp. REIT	21,900	6,233,835
Simon Property Group, Inc. REIT	68,780	6,173,005
UDR, Inc. REIT	58,200	2,427,522
Ventas, Inc. REIT	85,697	3,442,448
VICI Properties, Inc. REIT	196,600	5,868,510
Vornado Realty Trust REIT	29,168	675,531
Welltower, Inc. REIT	95,019	6,111,622
Weyerhaeuser Co. REIT	152,087	4,343,605
		172,692,428
UTILITIES — 3.1%
AES Corp.	135,036	3,051,814
Alliant Energy Corp.	51,100	2,707,789
Ameren Corp.	53,004	4,269,472
American Electric Power Co., Inc.	105,409	9,112,608
American Water Works Co., Inc.	37,100	4,828,936
Atmos Energy Corp.	28,800	2,933,280
CenterPoint Energy, Inc.	129,676	3,654,270
CMS Energy Corp.	56,555	3,293,763
Consolidated Edison, Inc.	71,852	6,162,027
Constellation Energy Corp.	68,294	5,681,378
Dominion Energy, Inc.	170,366	11,773,994
DTE Energy Co.	39,945	4,595,672
Duke Energy Corp.	160,892	14,966,174
Edison International	78,214	4,425,348
Entergy Corp. (b)	41,798	4,206,133
Evergy, Inc.	45,299	2,690,761
Security Description	Shares	Value
Eversource Energy	70,217	$5,474,117
Exelon Corp.	199,984	7,491,401
FirstEnergy Corp.	116,993	4,328,741
NextEra Energy, Inc.	402,856	31,587,939
NiSource, Inc.	83,704	2,108,504
NRG Energy, Inc.	45,002	1,722,227
PG&E Corp. (a)	330,900	4,136,250
Pinnacle West Capital Corp.	20,704	1,335,615
PPL Corp.	146,019	3,701,582
Public Service Enterprise Group, Inc.	101,788	5,723,539
Sempra Energy	63,962	9,590,462
Southern Co.	222,059	15,100,012
WEC Energy Group, Inc.	64,082	5,730,853
Xcel Energy, Inc.	108,951	6,972,864
		193,357,525
TOTAL COMMON STOCKS (Cost $5,127,851,301)		6,201,417,525

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c) (d)	174,377,325	174,377,325
State Street Navigator Securities Lending Portfolio II (e)	9,223,963	9,223,963
TOTAL SHORT-TERM INVESTMENTS (Cost $183,601,288)		183,601,288
TOTAL INVESTMENTS — 101.6% (Cost $5,311,452,589)		6,385,018,813
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(98,921,228)
NET ASSETS — 100.0%		$6,286,097,585
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	426	12/16/2022	$87,967,673	$76,711,950	$(11,255,723)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,198,766,669	$2,650,856	$—	$6,201,417,525
Short-Term Investments	183,601,288	—	—	183,601,288
TOTAL INVESTMENTS	$6,382,367,957	$2,650,856	$—	$6,385,018,813
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(11,255,723)	—	—	(11,255,723)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(11,255,723)	$—	$—	$(11,255,723)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	63,678	$5,922,054	$842,359	$—	$—	$(2,211,082)	74,878	$4,553,331	$128,316
State Street Institutional U.S. Government Money Market Fund, Class G Shares	233,022,880	233,022,880	1,227,144,535	1,285,790,090	—	—	174,377,325	174,377,325	1,554,201
State Street Navigator Securities Lending Portfolio II	6,637,405	6,637,405	68,140,350	65,553,792	—	—	9,223,963	9,223,963	39,647
Total		$245,582,339	$1,296,127,244	$1,351,343,882	$—	$(2,211,082)		$188,154,619	$1,722,164
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
September 30, 2022 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The Schedule of Investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$100,000	$75,139
3.38%, 3/1/2041	70,000	46,349
4.65%, 10/1/2028	10,000	9,266
5.40%, 10/1/2048	25,000	21,836
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	80,026
2.60%, 8/1/2031	200,000	156,392
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026 (b)	100,000	94,752
		483,760
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.43%, 2/4/2024	100,000	95,075
1.95%, 2/1/2024	30,000	28,774
2.20%, 2/4/2026	1,400,000	1,242,878
2.60%, 10/30/2025 (b)	35,000	31,909
2.75%, 2/1/2026	550,000	497,827
2.95%, 2/1/2030 (b)	50,000	40,247
3.25%, 2/1/2028	50,000	43,612
3.25%, 3/1/2028	25,000	21,679
3.38%, 6/15/2046	25,000	15,104
3.50%, 3/1/2039	250,000	167,995
3.55%, 3/1/2038	165,000	112,860
3.63%, 2/1/2031	30,000	24,871
3.65%, 3/1/2047	100,000	62,855
3.75%, 2/1/2050	50,000	32,295
3.83%, 3/1/2059	250,000	149,467
4.88%, 5/1/2025	335,000	326,823
5.04%, 5/1/2027	150,000	144,451
5.15%, 5/1/2030	200,000	185,198
5.71%, 5/1/2040	150,000	130,942
5.81%, 5/1/2050	200,000	174,040
5.93%, 5/1/2060	150,000	128,509
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	30,636
2.25%, 6/1/2031	45,000	36,754
2.38%, 11/15/2024	250,000	238,442
2.85%, 6/1/2041	790,000	564,882
3.63%, 4/1/2030	100,000	91,664
4.25%, 4/1/2050	60,000	51,884
Security Description	Principal Amount	Value
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	$15,000	$12,644
3.83%, 4/27/2025	50,000	48,327
3.85%, 12/15/2026	50,000	47,154
4.40%, 6/15/2028	100,000	94,237
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	320,898
2.80%, 6/15/2050	400,000	265,904
3.55%, 1/15/2026	50,000	48,332
3.60%, 3/1/2035	50,000	42,849
3.90%, 6/15/2032 (b)	70,000	64,777
4.15%, 6/15/2053	500,000	419,095
4.70%, 5/15/2046	110,000	99,746
Northrop Grumman Corp.:
2.93%, 1/15/2025	150,000	143,220
3.25%, 1/15/2028	150,000	136,627
4.03%, 10/15/2047	100,000	79,346
4.75%, 6/1/2043	25,000	21,967
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	95,526
2.25%, 7/1/2030	700,000	565,803
2.38%, 3/15/2032	750,000	591,090
2.82%, 9/1/2051	200,000	125,662
3.13%, 5/4/2027	200,000	183,858
3.13%, 7/1/2050	200,000	134,216
3.50%, 3/15/2027	136,000	127,329
4.13%, 11/16/2028	60,000	56,142
4.35%, 4/15/2047	450,000	374,697
4.45%, 11/16/2038	20,000	17,428
4.50%, 6/1/2042	100,000	86,306
4.63%, 11/16/2048	35,000	30,218
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	197,237
		9,102,308
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	176,840
3.40%, 2/4/2041	550,000	346,769
3.88%, 9/16/2046	100,000	63,400
4.40%, 2/14/2026 (b)	117,000	112,884
4.45%, 5/6/2050	500,000	334,050
4.50%, 5/2/2043	25,000	17,611
4.80%, 2/14/2029	40,000	36,920
5.80%, 2/14/2039	285,000	246,881
5.95%, 2/14/2049	75,000	62,195
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	97,154
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 3/27/2030	$250,000	$223,222
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	418,157
2.73%, 3/25/2031	50,000	36,954
2.79%, 9/6/2024	70,000	66,614
3.22%, 8/15/2024	50,000	48,111
3.22%, 9/6/2026	100,000	89,466
3.46%, 9/6/2029	100,000	80,735
3.56%, 8/15/2027	100,000	87,808
3.73%, 9/25/2040	30,000	19,254
3.98%, 9/25/2050	250,000	154,510
4.39%, 8/15/2037	100,000	71,441
4.54%, 8/15/2047	105,000	69,942
4.70%, 4/2/2027	250,000	233,490
4.76%, 9/6/2049	100,000	68,591
BAT International Finance PLC:
1.67%, 3/25/2026 (b)	525,000	453,500
4.45%, 3/16/2028	250,000	222,822
Bunge, Ltd. Finance Corp.:
2.75%, 5/14/2031 (b)	200,000	157,116
3.75%, 9/25/2027	30,000	27,548
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	150,000	128,899
1.75%, 11/1/2030 (b)	150,000	109,209
2.10%, 5/1/2030	550,000	417,802
2.75%, 2/25/2026	125,000	115,323
3.13%, 3/2/2028 (b)	200,000	176,476
4.13%, 3/4/2043	25,000	17,368
4.25%, 11/10/2044	250,000	174,970
4.50%, 3/20/2042	50,000	37,037
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	21,103
5.85%, 8/15/2045	175,000	137,230
		5,359,402
AIRLINES — 0.1%
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	78,351	67,543
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	64,832	54,442
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	88,041	75,212
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	22,546	19,969
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	80,332
5.13%, 6/15/2027	100,000	97,938
Security Description	Principal Amount	Value
5.25%, 5/4/2025	$90,000	$89,932
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	36,809	31,310
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	93,048	79,895
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	61,857	54,512
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	59,153	47,424
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	445,760	410,224
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	482,982	463,126
		1,571,859
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	45,633
2.40%, 3/27/2025	500,000	473,650
2.85%, 3/27/2030	500,000	435,135
3.25%, 3/27/2040	200,000	154,032
3.38%, 3/27/2050	150,000	111,041
3.88%, 11/1/2045 (b)	30,000	24,292
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	12,607
3.75%, 9/15/2025	25,000	24,347
VF Corp.:
2.40%, 4/23/2025	100,000	93,441
2.95%, 4/23/2030	65,000	53,497
		1,427,675
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
1.50%, 1/13/2025	100,000	92,936
Series MTN, 0.75%, 8/9/2024	65,000	60,429
Series MTN, 1.30%, 9/9/2026	85,000	74,266
Series MTN, 2.00%, 3/24/2028	115,000	97,678
Series MTN, 2.15%, 9/10/2024	100,000	95,151
Series MTN, 2.25%, 1/12/2029	100,000	84,062

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.90%, 2/16/2024	$50,000	$48,751
Series MTN, 3.63%, 10/10/2023	300,000	296,796
Cummins, Inc. 1.50%, 9/1/2030	200,000	154,030
General Motors Co.:
5.15%, 4/1/2038	200,000	161,990
5.20%, 4/1/2045	200,000	153,198
5.40%, 10/2/2023	250,000	249,982
6.13%, 10/1/2025	250,000	250,560
6.60%, 4/1/2036	100,000	93,424
6.75%, 4/1/2046	25,000	22,795
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	50,000	46,951
1.20%, 10/15/2024	45,000	41,316
1.25%, 1/8/2026	500,000	429,865
1.50%, 6/10/2026	500,000	424,560
2.40%, 4/10/2028	100,000	80,100
2.40%, 10/15/2028	1,000,000	791,630
2.70%, 6/10/2031	500,000	368,260
3.95%, 4/13/2024	150,000	146,284
4.00%, 1/15/2025	35,000	33,663
4.30%, 4/6/2029	150,000	130,703
4.35%, 1/17/2027	185,000	171,713
5.25%, 3/1/2026	100,000	97,428
PACCAR Financial Corp.:
2.00%, 2/4/2027	105,000	93,987
4.95%, 10/3/2025	50,000	50,173
Series MTN, 0.90%, 11/8/2024	75,000	69,157
Series MTN, 1.10%, 5/11/2026	70,000	61,741
Toyota Motor Credit Corp.:
3.65%, 8/18/2025	500,000	483,915
4.40%, 9/20/2024	250,000	248,452
Series GMTN, 3.05%, 1/11/2028 (b)	50,000	45,547
Series MTN, 0.45%, 1/11/2024	750,000	711,847
Series MTN, 0.80%, 10/16/2025	100,000	88,660
Series MTN, 1.15%, 8/13/2027	60,000	50,192
Series MTN, 1.80%, 2/13/2025	150,000	140,009
Series MTN, 1.90%, 4/6/2028 (b)	100,000	85,234
Series MTN, 2.90%, 4/17/2024	50,000	48,699
Series MTN, 3.00%, 4/1/2025	500,000	478,970
Series MTN, 3.40%, 4/14/2025	100,000	96,691
		7,451,795
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.10%, 12/1/2051	$250,000	$139,895
4.40%, 10/1/2046	30,000	21,597
Aptiv PLC 4.35%, 3/15/2029	45,000	40,547
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	500,000	336,820
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	50,000	43,611
Lear Corp.:
3.50%, 5/30/2030	25,000	20,429
4.25%, 5/15/2029	25,000	22,028
5.25%, 5/15/2049	30,000	23,708
		648,635
BANKS — 5.4%
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	200,000	176,396
1 year CMT + 2.30%, 5.86%, 9/14/2026	200,000	195,550
Banco Santander SA:
1.85%, 3/25/2026	200,000	173,176
2.75%, 5/28/2025	200,000	182,910
2.75%, 12/3/2030	200,000	141,860
2.96%, 3/25/2031	200,000	152,134
3.89%, 5/24/2024	200,000	194,866
4.38%, 4/12/2028	200,000	178,800
5.15%, 8/18/2025	200,000	194,544
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	166,020
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	283,296
Bank of America Corp.:
6.11%, 1/29/2037	75,000	72,537
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	236,627
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	750,000	665,287
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	100,000	73,583
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	164,898
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	144,700
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	161,614
SOFR + 0.67%, 1.84%, 2/4/2025 (c)	200,000	190,176
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	150,000	139,427

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	$770,000	$660,568
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	200,000	174,142
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	250,000	243,200
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	153,122
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	149,654
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	116,886
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	125,000	97,925
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	500,000	472,580
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	200,000	122,430
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	494,333
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	250,000	234,357
SOFR + 1.75%, 4.83%, 7/22/2026	250,000	244,095
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	448,690
SOFR + 2.04%, 4.95%, 7/22/2028	250,000	240,427
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	583,921
Series GMTN, 3.50%, 4/19/2026	130,000	122,104
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	225,745
Series L, 3.95%, 4/21/2025	50,000	48,249
Series MTN, 4.00%, 4/1/2024 (b)	50,000	49,463
Series MTN, 4.13%, 1/22/2024	25,000	24,796
Series MTN, 4.20%, 8/26/2024	50,000	49,216
Series MTN, 4.88%, 4/1/2044	50,000	42,826
Series MTN, 5.00%, 1/21/2044	100,000	86,454
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	500,000	458,615
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	75,000	70,235
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	250,000	197,345
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	250,000	230,762
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	$250,000	$237,352
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	100,000	84,223
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	75,000	61,561
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	150,000	133,866
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	500,000	456,155
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	150,000	118,934
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	121,514
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	600,000	449,082
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	100,000	95,041
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	250,000	227,517
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	87,305
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	568,337
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	177,358
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	74,012
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	372,450
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	163,103
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	225,634
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	520,518
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	116,942
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	233,089

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Bank of Montreal:
0.45%, 12/8/2023	$250,000	$237,697
4.25%, 9/14/2024	250,000	245,945
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	150,702
Series MTN, 1.25%, 9/15/2026	100,000	85,580
Series MTN, 1.50%, 1/10/2025	500,000	460,470
Series MTN, 1.85%, 5/1/2025	500,000	460,765
Series MTN, 2.50%, 6/28/2024	65,000	62,347
Bank of New York Mellon Corp.:
3.35%, 4/25/2025	200,000	193,188
Series G, 3.00%, 2/24/2025	100,000	96,188
Series J, 0.85%, 10/25/2024	150,000	138,516
Series J, 1.90%, 1/25/2029	150,000	123,564
Series MTN, 0.50%, 4/26/2024	100,000	93,896
Series MTN, 0.75%, 1/28/2026	250,000	219,618
Series MTN, 1.65%, 7/14/2028 (b)	100,000	82,877
Series MTN, 3.25%, 5/16/2027 (b)	100,000	93,530
Series MTN, 3.30%, 8/23/2029	250,000	220,728
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	250,000	230,750
Bank of Nova Scotia:
0.70%, 4/15/2024	165,000	154,617
1.05%, 3/2/2026	250,000	217,933
1.30%, 6/11/2025	150,000	135,062
1.30%, 9/15/2026	200,000	171,748
1.35%, 6/24/2026	100,000	87,079
2.15%, 8/1/2031 (b)	100,000	75,765
2.95%, 3/11/2027	100,000	90,533
3.45%, 4/11/2025	600,000	574,698
Barclays PLC:
4.38%, 1/12/2026	50,000	47,244
5.25%, 8/17/2045	25,000	20,083
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	245,000	230,616
1 year CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	167,484
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	146,192
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	144,734
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	158,740
Security Description	Principal Amount	Value
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	$550,000	$343,420
1 year CMT + 2.30%, 5.30%, 8/9/2026	250,000	240,300
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	250,000	240,385
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	180,418
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	200,000	181,722
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	185,165
BNP Paribas SA Series MTN, 4.25%, 10/15/2024 (b)	250,000	243,917
BPCE SA 4.00%, 4/15/2024	250,000	245,452
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	200,000	190,150
0.95%, 10/23/2025	45,000	39,677
1.25%, 6/22/2026	100,000	86,600
3.10%, 4/2/2024 (b)	100,000	97,401
3.60%, 4/7/2032 (b)	90,000	76,185
3.95%, 8/4/2025	250,000	241,650
Citibank NA Series BKNT, 3.65%, 1/23/2024	250,000	246,965
Citigroup, Inc.:
3.20%, 10/21/2026	300,000	274,815
3.75%, 6/16/2024	25,000	24,599
4.13%, 7/25/2028	70,000	63,247
4.30%, 11/20/2026	50,000	47,296
4.40%, 6/10/2025	250,000	243,082
4.45%, 9/29/2027	150,000	139,149
4.65%, 7/30/2045	25,000	20,059
4.65%, 7/23/2048	250,000	203,028
5.30%, 5/6/2044	50,000	43,273
6.68%, 9/13/2043	175,000	177,539
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	250,000	241,270
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	223,522
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	250,000	226,407
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	90,359
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	230,275

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	$150,000	$117,365
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	60,000	54,866
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	145,000	133,404
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	855,860
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	500,000	425,655
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	660,566
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	109,885
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	106,457
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	82,166
SOFR + 1.54%, 5.61%, 9/29/2026	500,000	497,240
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	475,150
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	419,415
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	460,035
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	118,155
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	250,000	234,475
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	224,815
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	225,852
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	200,000	178,296
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	250,000	231,962
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	58,908
2.85%, 7/27/2026 (b)	25,000	22,876
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033	250,000	233,242
Comerica, Inc. 4.00%, 2/1/2029	50,000	46,429
Cooperatieve Rabobank UA:
4.38%, 8/4/2025	250,000	239,022
5.75%, 12/1/2043	50,000	45,651
Series BKNT, 3.75%, 7/21/2026	500,000	461,795
Credit Suisse AG:
0.50%, 2/2/2024	500,000	465,615
Security Description	Principal Amount	Value
2.95%, 4/9/2025	$500,000	$459,395
Series MTN, 3.63%, 9/9/2024	500,000	476,455
Deutsche Bank AG:
0.90%, 5/28/2024	150,000	138,723
3.70%, 5/30/2024	50,000	48,248
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	406,015
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	500,000	407,230
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	425,085
Discover Bank Series BKNT, 3.45%, 7/27/2026	25,000	22,764
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	444,940
3.95%, 3/14/2028	100,000	93,593
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	60,000	56,164
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	225,000	212,470
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	200,000	191,830
2.60%, 2/7/2030	750,000	604,875
3.50%, 1/23/2025	50,000	48,056
3.50%, 4/1/2025	250,000	239,070
3.50%, 11/16/2026	250,000	230,792
3.75%, 2/25/2026	50,000	47,399
3.80%, 3/15/2030	250,000	216,895
4.00%, 3/3/2024	800,000	788,904
4.75%, 10/21/2045	50,000	41,624
5.15%, 5/22/2045	250,000	208,495
5.95%, 1/15/2027	50,000	50,653
6.25%, 2/1/2041	200,000	198,398
6.75%, 10/1/2037	150,000	149,880
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	500,000	455,315
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	158,596
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	291,074
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	226,387
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	140,000	132,878
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	535,000	478,809
SOFR + 0.73%, 1.76%, 1/24/2025 (c)	110,000	104,559
SOFR + 0.8%, 1.43%, 3/9/2027 (c)	80,000	68,856

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	$150,000	$126,890
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	230,000	196,528
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	66,581
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	590,000	512,503
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	88,111
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	139,541
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	158,882
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	155,000	104,715
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	350,000	242,452
SOFR + 1.73%, 4.48%, 8/23/2028	385,000	361,630
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	455,005
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	309,670
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	396,580
Series MTN, 4.80%, 7/8/2044	50,000	41,463
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	450,000	388,647
HSBC Holdings PLC:
4.30%, 3/8/2026	250,000	239,502
4.95%, 3/31/2030 (b)	250,000	230,037
5.25%, 3/14/2044	250,000	202,450
6.50%, 9/15/2037	200,000	186,806
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	750,000	725,235
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	188,704
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	250,000	222,682
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	224,660
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	550,000	505,367
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	147,050
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	750,000	626,940
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	155,406
Security Description	Principal Amount	Value
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	$350,000	$311,573
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	160,916
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	448,100
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	153,278
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	412,765
SOFR + 2.87%, 5.40%, 8/11/2033	250,000	221,318
Huntington Bancshares, Inc. 4.00%, 5/15/2025	100,000	96,830
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b) (c)	250,000	240,537
Series BKNT, 3.55%, 10/6/2023 (b)	250,000	247,185
ING Groep NV:
3.55%, 4/9/2024 (b)	200,000	194,922
4.55%, 10/2/2028 (b)	200,000	183,082
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	200,000	181,758
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	428,650
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	49,475
JPMorgan Chase & Co.:
2.95%, 10/1/2026	350,000	321,034
3.88%, 2/1/2024	50,000	49,506
4.13%, 12/15/2026	50,000	47,232
4.25%, 10/1/2027	80,000	74,988
4.85%, 2/1/2044	50,000	42,932
4.95%, 6/1/2045	50,000	41,778
5.40%, 1/6/2042	50,000	46,203
5.50%, 10/15/2040	150,000	141,084
5.63%, 8/16/2043	250,000	228,775
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (c)	100,000	92,533
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	213,425
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (b) (c)	100,000	73,338
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	720,000	658,973
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	163,884
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	96,776
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	125,000	109,316

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	$200,000	$181,928
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	229,280
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	156,906
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	181,204
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	74,879
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	37,889
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	78,766
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	120,000	112,258
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	165,000	151,297
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	750,000	693,960
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	700,000	641,795
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	97,345
SOFR + 0.8%, 1.05%, 11/19/2026 (c)	600,000	519,702
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	116,697
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	200,000	186,066
SOFR + 0.98%, 3.85%, 6/14/2025 (c)	200,000	194,540
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	480,896
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	620,000	549,444
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	117,829
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	700,379
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	78,764
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	200,000	136,946
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	62,641
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	500,000	470,300
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	317,418
Security Description	Principal Amount	Value
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	$140,000	$128,535
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	227,755
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	170,032
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	395,155
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	156,825
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	113,815
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	449,062
SOFR + 2.58%, 5.72%, 9/14/2033	750,000	708,622
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	227,835
KeyBank NA:
Series BKNT, 3.40%, 5/20/2026 (b)	25,000	23,170
Series BKNT, 4.39%, 12/14/2027	300,000	286,689
KeyCorp SOFR + 1.25%, 3.88%, 5/23/2025 (c)	85,000	82,872
KeyCorp.:
Series MTN, 2.25%, 4/6/2027 (b)	100,000	86,759
Series MTN, 4.15%, 10/29/2025	65,000	62,823
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	500,000	440,255
1.25%, 1/31/2025	500,000	466,190
3.00%, 5/20/2027	225,000	213,977
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	23,745
Series GMTN, 1.75%, 7/27/2026	50,000	45,488
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	91,522
3.90%, 3/12/2024	250,000	244,817
4.34%, 1/9/2048 (b)	200,000	140,676
4.55%, 8/16/2028	250,000	227,705
4.65%, 3/24/2026	100,000	94,039
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	170,052
1 year CMT + 1.75%, 4.72%, 8/11/2026	250,000	240,435
1 year CMT + 2.30%, 4.98%, 8/11/2033	250,000	217,793
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	250,000	241,090
1 year CMT + 1.60%, 3.51%, 3/18/2026 (c)	200,000	187,390

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
1 year CMT + 1.80%, 3.75%, 3/18/2028 (c)	$200,000	$180,172
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028	165,000	158,915
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	448,615
2.19%, 2/25/2025	250,000	231,747
2.76%, 9/13/2026 (b)	25,000	22,552
3.29%, 7/25/2027 (b)	50,000	45,063
3.41%, 3/7/2024	250,000	244,307
3.68%, 2/22/2027	50,000	46,282
3.74%, 3/7/2029 (b)	250,000	223,655
3.78%, 3/2/2025 (b)	50,000	48,413
3.85%, 3/1/2026	25,000	23,702
3.96%, 3/2/2028	50,000	45,995
4.05%, 9/11/2028 (b)	100,000	91,500
4.29%, 7/26/2038 (b)	35,000	29,790
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	100,000	92,047
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	424,675
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	85,407
1 year CMT + 1.55%, 5.06%, 9/12/2025	450,000	445,149
1 year CMT + 1.90%, 5.35%, 9/13/2028	200,000	194,972
1 year CMT + 2.13%, 5.47%, 9/13/2033	200,000	192,814
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	374,650
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	215,000	158,831
4.02%, 3/5/2028	200,000	182,918
1 year CMT + 2.05%, 5.41%, 9/13/2028 (b)	200,000	195,554
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	200,000	189,444
SOFR + 1.57%, 2.87%, 9/13/2030 (c)	200,000	162,608
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	378,605
Morgan Stanley:
3.63%, 1/20/2027	100,000	93,151
3.95%, 4/23/2027	25,000	23,244
4.30%, 1/27/2045	50,000	39,692
4.38%, 1/22/2047	100,000	79,963
6.38%, 7/24/2042	65,000	67,439
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	90,263
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	250,000	211,438
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	$100,000	$79,759
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	150,000	138,089
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	388,228
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	211,665
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	150,000	139,748
SOFR + 1%, 2.48%, 1/21/2028 (c)	670,000	586,243
SOFR + 1.16%, 3.62%, 4/17/2025 (c)	150,000	145,644
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	106,700
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	143,314
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	145,000	101,148
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	163,688
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	233,980
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	144,186
Series GMTN, 3.70%, 10/23/2024	250,000	243,877
Series GMTN, 3.88%, 1/27/2026	125,000	119,244
Series GMTN, 4.00%, 7/23/2025	500,000	485,320
Series GMTN, 4.35%, 9/8/2026	50,000	47,749
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	230,045
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	200,000	187,346
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	700,000	596,925
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	202,390
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	200,000	150,390
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	191,580
Series MTN, 3.13%, 7/27/2026	225,000	207,371
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	110,000	100,242

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	$525,000	$386,053
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	47,524
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	500,000	474,065
Series MTN, SOFR + 1.2%, 2.51%, 10/20/2032 (c)	110,000	84,198
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	250,000	150,723
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	430,475
National Australia Bank, Ltd. Series BKNT, 2.50%, 7/12/2026	50,000	45,728
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	250,000	236,895
Natwest Group PLC:
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	1,450,000	1,219,131
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	430,215
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	175,310
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	59,611
3.65%, 8/3/2028 (b)	100,000	93,301
4.00%, 5/10/2027 (b)	100,000	96,813
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	56,757
PNC Bank NA:
2.50%, 8/27/2024	250,000	239,677
Series BKNT, 3.25%, 1/22/2028	250,000	229,375
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	142,551
2.55%, 1/22/2030	500,000	412,745
3.15%, 5/19/2027 (b)	100,000	91,881
3.45%, 4/23/2029	100,000	89,628
3.50%, 1/23/2024	50,000	49,206
3.90%, 4/29/2024	50,000	49,271
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	106,353
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	89,539
Regions Financial Corp. 2.25%, 5/18/2025	100,000	92,735
Security Description	Principal Amount	Value
Royal Bank of Canada:
1.20%, 4/27/2026	$100,000	$87,087
3.63%, 5/4/2027	250,000	232,502
3.88%, 5/4/2032 (b)	500,000	440,555
Series FXD, 2.05%, 1/21/2027 (b)	100,000	87,799
Series GMTN, 1.15%, 7/14/2026 (b)	100,000	86,238
Series GMTN, 3.70%, 10/5/2023	500,000	495,130
Series GMTN, 4.65%, 1/27/2026	100,000	97,375
Series MTN, 0.50%, 10/26/2023	35,000	33,517
Series MTN, 2.30%, 11/3/2031	100,000	76,895
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	46,021
4.50%, 7/17/2025	50,000	47,856
SOFR + 2.33%, 5.81%, 9/9/2026	295,000	288,486
3.50%, 6/7/2024	70,000	67,845
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	172,378
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	200,000	184,646
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	250,000	207,253
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	216,625
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	180,196
1.90%, 9/17/2028	550,000	441,023
2.14%, 9/23/2030	200,000	150,124
2.30%, 1/12/2041 (b)	750,000	459,622
2.35%, 1/15/2025	500,000	468,155
2.45%, 9/27/2024	200,000	189,224
3.01%, 10/19/2026 (b)	50,000	45,567
3.04%, 7/16/2029	200,000	168,060
3.36%, 7/12/2027	50,000	45,501
3.78%, 3/9/2026 (b)	30,000	28,470
3.94%, 7/19/2028 (b)	50,000	46,044
4.31%, 10/16/2028	100,000	94,147
SVB Financial Group:
1.80%, 10/28/2026	100,000	85,877
1.80%, 2/2/2031	135,000	96,337
2.10%, 5/15/2028	80,000	65,083
SOFR + 1.71%, 4.35%, 4/29/2028 (c)	100,000	93,351
Toronto-Dominion Bank:
0.55%, 3/4/2024	250,000	235,055

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 3/10/2032	$200,000	$164,348
3.77%, 6/6/2025	200,000	193,246
4.11%, 6/8/2027	200,000	188,980
4.29%, 9/13/2024	250,000	246,235
Series GMTN, 2.45%, 1/12/2032	150,000	115,743
Series MTN, 0.70%, 9/10/2024	100,000	92,163
Series MTN, 0.75%, 9/11/2025	250,000	220,615
Series MTN, 1.15%, 6/12/2025	200,000	180,096
Series MTN, 1.20%, 6/3/2026	100,000	86,683
Series MTN, 1.25%, 9/10/2026	100,000	85,528
Series MTN, 2.00%, 9/10/2031	100,000	74,821
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	800,000	735,928
Series BKNT, 3.63%, 9/16/2025	25,000	23,885
Series BKNT, 4.05%, 11/3/2025	40,000	38,811
Truist Financial Corp.:
4.00%, 5/1/2025	100,000	97,414
SOFR + 1.37%, 4.12%, 6/6/2028 (c)	180,000	169,038
Series MTN, 1.13%, 8/3/2027	100,000	82,058
Series MTN, 2.50%, 8/1/2024	100,000	95,776
Series MTN, 3.75%, 12/6/2023	50,000	49,552
Series MTN, 3.88%, 3/19/2029 (b)	100,000	90,579
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	52,316
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	40,933
US Bancorp:
1.45%, 5/12/2025	150,000	137,858
2.40%, 7/30/2024	100,000	96,005
Series DMTN, 3.00%, 7/30/2029	100,000	86,238
Series MTN, 1.38%, 7/22/2030	150,000	112,971
Series MTN, 3.10%, 4/27/2026	50,000	46,720
Series MTN, 3.60%, 9/11/2024	25,000	24,540
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	200,000	176,756
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	$200,000	$160,144
US Bank NA Series BKNT, 2.05%, 1/21/2025	500,000	470,505
Wells Fargo & Co.:
3.00%, 4/22/2026	250,000	229,022
3.00%, 10/23/2026	250,000	226,620
4.48%, 1/16/2024	25,000	24,859
5.38%, 11/2/2043	150,000	130,661
5.61%, 1/15/2044	325,000	291,353
SOFR + 1.32%, 3.91%, 4/25/2026 (c)	145,000	138,595
SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	603,514
SOFR + 1.98%, 4.81%, 7/25/2028	165,000	157,644
SOFR + 2%, 2.19%, 4/30/2026 (c)	310,000	283,396
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	629,191
Series GMTN, 4.30%, 7/22/2027	50,000	46,814
Series GMTN, 4.90%, 11/17/2045	150,000	122,622
Series MTN, 3.30%, 9/9/2024	150,000	144,936
Series MTN, 3.55%, 9/29/2025	50,000	47,609
Series MTN, 3.75%, 1/24/2024	1,000,000	984,950
Series MTN, 4.15%, 1/24/2029	250,000	229,990
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	625,000	575,500
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	110,000	100,130
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	316,582
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	250,000	233,620
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	200,100
Series MTN, SOFR + 1.5%, 3.35%, 3/2/2033 (c)	695,000	564,861
Series MTN, SOFR + 2.1%, 2.39%, 6/2/2028 (c)	200,000	171,480
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	500,000	406,175

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (c)	$150,000	$137,241
Series MTN, SOFR + 4.5%, 5.01%, 4/4/2051 (c)	500,000	429,185
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	87,625
2.15%, 6/3/2031 (b)	600,000	479,010
2.35%, 2/19/2025	100,000	94,644
2.85%, 5/13/2026	50,000	46,556
2.96%, 11/16/2040	530,000	338,447
3.30%, 2/26/2024 (b)	300,000	295,314
3.35%, 3/8/2027	150,000	140,093
3.40%, 1/25/2028	100,000	92,098
4.42%, 7/24/2039 (b)	25,000	20,036
1 year CMT + 2.68%, 5.41%, 8/10/2033	250,000	225,210
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	25,543
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	29,614
Zions Bancorp NA 3.25%, 10/29/2029	250,000	205,170
		102,331,531
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	240,372
4.70%, 2/1/2036	125,000	112,693
4.90%, 2/1/2046	250,000	216,672
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	446,120
3.75%, 7/15/2042	50,000	38,056
4.00%, 4/13/2028	80,000	75,986
4.35%, 6/1/2040	500,000	423,155
4.38%, 4/15/2038	215,000	183,786
4.50%, 6/1/2050	250,000	205,562
4.60%, 4/15/2048	35,000	29,013
4.60%, 6/1/2060	500,000	397,395
4.75%, 1/23/2029	750,000	731,737
4.75%, 4/15/2058	125,000	101,755
4.90%, 1/23/2031 (b)	65,000	63,628
4.95%, 1/15/2042	250,000	222,222
5.45%, 1/23/2039	350,000	332,136
5.55%, 1/23/2049	350,000	329,241
5.80%, 1/23/2059	45,000	42,989
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	48,484
4.00%, 4/15/2038	50,000	41,886
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	205,980
1.38%, 3/15/2031	200,000	152,700
1.45%, 6/1/2027	790,000	684,187
Security Description	Principal Amount	Value
1.50%, 3/5/2028	$60,000	$51,235
2.00%, 3/5/2031 (b)	65,000	52,532
2.13%, 9/6/2029	150,000	126,575
2.25%, 1/5/2032 (b)	100,000	81,512
2.50%, 3/15/2051	250,000	156,245
2.60%, 6/1/2050	350,000	225,127
2.88%, 5/5/2041	100,000	73,655
3.00%, 3/5/2051	90,000	62,894
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	183,287
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	191,797
2.88%, 5/1/2030	25,000	20,724
3.15%, 8/1/2029	100,000	86,064
3.75%, 5/1/2050	20,000	14,483
4.50%, 5/9/2047	50,000	40,424
4.65%, 11/15/2028	30,000	28,374
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	387,410
3.88%, 5/18/2028	200,000	188,402
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	21,076
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	102,677
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031 (b)	40,000	31,070
3.13%, 12/15/2023	50,000	49,125
3.20%, 5/1/2030	45,000	38,401
3.35%, 3/15/2051 (b)	280,000	183,366
3.80%, 5/1/2050	70,000	49,760
3.95%, 4/15/2029	200,000	182,646
4.42%, 5/25/2025	200,000	197,008
Molson Coors Beverage Co. 4.20%, 7/15/2046	30,000	22,327
Molson Coors Brewing Co. 3.00%, 7/15/2026	50,000	45,681
PepsiCo, Inc.:
1.40%, 2/25/2031 (b)	40,000	30,745
1.63%, 5/1/2030	75,000	60,099
2.25%, 3/19/2025	250,000	236,775
2.63%, 7/29/2029	50,000	43,519
2.75%, 10/21/2051	200,000	134,982
2.85%, 2/24/2026	85,000	80,139
2.88%, 10/15/2049	100,000	70,834
3.38%, 7/29/2049	35,000	26,773
3.45%, 10/6/2046	150,000	117,437
3.60%, 3/1/2024 (b)	775,000	766,769
3.60%, 2/18/2028	550,000	520,355
		10,308,059
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	206,088
2.20%, 2/21/2027	820,000	730,308
2.30%, 2/25/2031	100,000	79,663

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.77%, 9/1/2053	$65,000	$38,202
3.15%, 2/21/2040	850,000	612,943
3.20%, 11/2/2027	250,000	229,308
3.38%, 2/21/2050	100,000	68,302
3.63%, 5/22/2024	100,000	98,248
4.20%, 2/22/2052	500,000	393,055
4.40%, 5/1/2045	50,000	40,775
4.56%, 6/15/2048	200,000	167,188
4.66%, 6/15/2051	150,000	126,779
Baxalta, Inc. 4.00%, 6/23/2025	8,000	7,758
Biogen, Inc.:
2.25%, 5/1/2030	35,000	27,665
3.25%, 2/15/2051	308,000	198,620
4.05%, 9/15/2025	50,000	48,536
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	295,000	243,416
1.65%, 10/1/2030 (b)	290,000	222,334
2.60%, 10/1/2040	350,000	232,155
2.80%, 10/1/2050	150,000	92,487
2.95%, 3/1/2027	25,000	22,778
3.65%, 3/1/2026	85,000	80,872
4.15%, 3/1/2047	120,000	94,880
4.50%, 2/1/2045	25,000	20,796
4.60%, 9/1/2035	100,000	90,634
4.75%, 3/1/2046	175,000	152,450
4.80%, 4/1/2044	25,000	21,813
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	26,489
2.80%, 9/15/2050 (b)	30,000	18,117
Royalty Pharma PLC:
1.20%, 9/2/2025	70,000	61,942
2.20%, 9/2/2030	40,000	30,575
3.30%, 9/2/2040	65,000	43,926
3.55%, 9/2/2050	315,000	196,831
		4,725,933
BUILDING MATERIALS — 0.2%
Carrier Global Corp.:
2.24%, 2/15/2025	535,000	499,797
2.49%, 2/15/2027	35,000	31,060
2.70%, 2/15/2031	250,000	201,245
2.72%, 2/15/2030	300,000	247,611
3.38%, 4/5/2040	515,000	371,882
3.58%, 4/5/2050	550,000	380,110
Fortune Brands Home & Security, Inc. 4.00%, 3/25/2032	200,000	166,598
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	255,213
3.63%, 7/2/2024 (c) (d)	23,000	22,459
Security Description	Principal Amount	Value
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030 (b)	$15,000	$11,664
Lennox International, Inc. 1.35%, 8/1/2025	25,000	22,297
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	38,809
3.20%, 7/15/2051	70,000	43,887
4.25%, 12/15/2047	100,000	76,300
Masco Corp.:
2.00%, 2/15/2031 (b)	100,000	74,987
3.13%, 2/15/2051	500,000	302,400
4.50%, 5/15/2047 (b)	100,000	76,758
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	100,000	83,297
Owens Corning:
3.95%, 8/15/2029	70,000	62,620
4.30%, 7/15/2047	100,000	74,291
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	82,892
		3,126,177
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	18,192
2.05%, 5/15/2030	20,000	16,386
2.70%, 5/15/2040	50,000	35,958
2.80%, 5/15/2050 (b)	35,000	23,339
Cabot Corp. 4.00%, 7/1/2029	25,000	21,931
Celanese US Holdings LLC:
3.50%, 5/8/2024	30,000	28,830
6.17%, 7/15/2027	100,000	94,469
6.38%, 7/15/2032	100,000	92,857
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	384,160
3.60%, 11/15/2050	750,000	510,802
4.25%, 10/1/2034	36,000	30,344
4.38%, 11/15/2042	50,000	39,465
4.80%, 11/30/2028	100,000	95,309
4.80%, 5/15/2049	65,000	53,635
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	750,000	745,335
4.49%, 11/15/2025	100,000	98,364
4.73%, 11/15/2028	150,000	143,074
5.42%, 11/15/2048 (b)	110,000	98,847
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	24,053
4.50%, 12/1/2028	100,000	92,193
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	439,425
2.70%, 11/1/2026	150,000	138,832
2.75%, 8/18/2055	500,000	309,100

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	$40,000	$36,799
FMC Corp. 4.50%, 10/1/2049	100,000	77,031
Huntsman International LLC 4.50%, 5/1/2029	20,000	17,622
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	41,416
Linde, Inc.:
1.10%, 8/10/2030	500,000	377,645
3.20%, 1/30/2026	275,000	262,622
3.55%, 11/7/2042	25,000	19,727
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	20,309
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	17,613
2.25%, 10/1/2030	25,000	19,427
3.38%, 10/1/2040	280,000	192,679
3.63%, 4/1/2051 (b)	40,000	26,160
3.80%, 10/1/2060	30,000	18,822
4.20%, 10/15/2049	50,000	35,854
4.20%, 5/1/2050	50,000	36,046
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	18,841
5.75%, 4/15/2024	100,000	100,774
Mosaic Co.:
4.05%, 11/15/2027	250,000	233,357
5.63%, 11/15/2043	25,000	22,467
NewMarket Corp. 2.70%, 3/18/2031	750,000	570,960
Nutrien, Ltd.:
2.95%, 5/13/2030	100,000	83,714
3.00%, 4/1/2025 (b)	50,000	47,738
4.00%, 12/15/2026 (b)	50,000	47,764
4.13%, 3/15/2035	25,000	21,253
4.20%, 4/1/2029	85,000	78,905
5.00%, 4/1/2049	150,000	132,769
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	61,090
2.80%, 8/15/2029	100,000	85,758
RPM International, Inc.:
2.95%, 1/15/2032	500,000	386,595
3.75%, 3/15/2027	50,000	46,157
4.25%, 1/15/2048	200,000	146,368
5.25%, 6/1/2045	25,000	20,994
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	155,000	117,323
2.30%, 5/15/2030	60,000	48,050
2.95%, 8/15/2029	50,000	42,821
3.30%, 5/15/2050	100,000	65,988
3.45%, 6/1/2027	30,000	27,586
3.80%, 8/15/2049	50,000	36,110
Security Description	Principal Amount	Value
Westlake Corp.:
3.13%, 8/15/2051	$350,000	$215,824
4.38%, 11/15/2047	150,000	113,392
5.00%, 8/15/2046	100,000	83,157
		7,590,427
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	75,000	57,887
1.70%, 5/15/2028	60,000	51,431
Block Financial LLC 3.88%, 8/15/2030	30,000	25,603
California Institute of Technology 3.65%, 9/1/2119	45,000	28,176
Cintas Corp. No. 2:
3.45%, 5/1/2025	45,000	43,459
3.70%, 4/1/2027	150,000	142,179
Equifax, Inc.:
2.60%, 12/1/2024	50,000	47,442
5.10%, 12/15/2027	115,000	111,464
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	81,528
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	16,259
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	64,535
1.50%, 11/15/2024	55,000	50,656
2.15%, 1/15/2027	100,000	85,592
2.65%, 2/15/2025	350,000	326,760
4.45%, 6/1/2028	100,000	91,828
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	616,470
Massachusetts Institute of Technology:
3.96%, 7/1/2038	50,000	44,797
Series F, 2.99%, 7/1/2050	100,000	73,229
Moody's Corp.:
2.00%, 8/19/2031	100,000	76,365
2.75%, 8/19/2041	350,000	232,242
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	116,837
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (b)	55,000	44,796
2.40%, 10/1/2024	35,000	33,437
2.65%, 10/1/2026	270,000	247,952
2.85%, 10/1/2029	30,000	25,693
3.25%, 6/1/2050 (b)	65,000	43,948
3.90%, 6/1/2027 (b)	70,000	67,061
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	172,994

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Quanta Services, Inc.:
0.95%, 10/1/2024	$30,000	$27,448
2.35%, 1/15/2032	55,000	40,521
3.05%, 10/1/2041	250,000	158,443
RELX Capital, Inc. 4.00%, 3/18/2029	100,000	91,857
S&P Global, Inc.:
2.45%, 3/1/2027 (e)	545,000	489,290
2.50%, 12/1/2029	55,000	46,104
2.90%, 3/1/2032 (e)	70,000	58,484
3.25%, 12/1/2049	65,000	45,593
3.70%, 3/1/2052 (e)	525,000	397,519
3.90%, 3/1/2062 (e)	30,000	22,732
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	13,622
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	16,130
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,545
University of Southern California:
2.81%, 10/1/2050	50,000	34,411
3.03%, 10/1/2039	25,000	19,221
Series A, 3.23%, 10/1/2120	35,000	20,281
Verisk Analytics, Inc. 4.13%, 3/15/2029	120,000	109,290
		4,619,111
COMPUTERS — 0.6%
Apple, Inc.:
0.55%, 8/20/2025	200,000	179,090
0.70%, 2/8/2026	200,000	176,150
1.13%, 5/11/2025	350,000	321,240
1.20%, 2/8/2028	500,000	418,580
1.25%, 8/20/2030	200,000	154,436
1.40%, 8/5/2028 (b)	500,000	416,305
1.65%, 5/11/2030 (b)	90,000	72,310
1.65%, 2/8/2031	200,000	157,652
2.05%, 9/11/2026	750,000	682,192
2.38%, 2/8/2041	50,000	34,696
2.40%, 8/20/2050 (b)	110,000	68,693
2.65%, 5/11/2050	300,000	198,114
2.65%, 2/8/2051	200,000	131,236
2.70%, 8/5/2051	350,000	230,681
2.75%, 1/13/2025	200,000	192,492
2.80%, 2/8/2061	100,000	62,667
2.85%, 5/11/2024	200,000	195,118
3.00%, 2/9/2024	850,000	834,470
3.00%, 11/13/2027 (b)	100,000	92,513
3.20%, 5/11/2027	250,000	235,715
3.25%, 2/23/2026	150,000	143,886
Security Description	Principal Amount	Value
3.45%, 5/6/2024	$250,000	$246,017
3.45%, 2/9/2045	350,000	275,744
3.85%, 5/4/2043	25,000	21,038
3.85%, 8/4/2046	150,000	124,250
4.38%, 5/13/2045	75,000	67,298
4.50%, 2/23/2036	350,000	339,160
4.65%, 2/23/2046	75,000	69,913
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	250,000	154,443
3.45%, 12/15/2051 (e)	250,000	142,783
4.00%, 7/15/2024	50,000	49,023
4.90%, 10/1/2026	100,000	96,516
6.02%, 6/15/2026	520,000	522,080
6.20%, 7/15/2030	250,000	243,350
8.35%, 7/15/2046	252,000	272,871
DXC Technology Co.:
1.80%, 9/15/2026	100,000	85,692
2.38%, 9/15/2028	100,000	81,929
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	47,922
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	150,000	142,424
1.75%, 4/1/2026	150,000	133,512
4.45%, 10/2/2023	250,000	248,762
4.90%, 10/15/2025	70,000	69,392
6.20%, 10/15/2035	10,000	9,799
6.35%, 10/15/2045	10,000	9,103
HP, Inc.:
1.45%, 6/17/2026	200,000	172,538
4.00%, 4/15/2029	500,000	439,775
4.20%, 4/15/2032	200,000	162,836
6.00%, 9/15/2041	250,000	217,337
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	732,844
1.95%, 5/15/2030	350,000	277,910
2.72%, 2/9/2032	100,000	81,287
2.85%, 5/15/2040	100,000	69,247
2.95%, 5/15/2050	100,000	62,800
3.00%, 5/15/2024	200,000	194,642
3.30%, 5/15/2026	250,000	235,747
3.50%, 5/15/2029	215,000	194,302
3.63%, 2/12/2024	50,000	49,275
4.15%, 7/27/2027	250,000	240,852
4.15%, 5/15/2039	100,000	82,433
4.70%, 2/19/2046	325,000	280,111
5.88%, 11/29/2032 (b)	25,000	25,673
Leidos, Inc.:
2.30%, 2/15/2031	55,000	40,534
3.63%, 5/15/2025	25,000	23,934
Western Digital Corp.:
2.85%, 2/1/2029	30,000	23,317

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 2/1/2032	$55,000	$37,552
		12,096,203
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co. Series MTN, 3.70%, 8/1/2047	55,000	45,530
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	95,000	75,383
2.00%, 12/1/2024	45,000	42,844
2.38%, 12/1/2029	40,000	33,786
3.13%, 12/1/2049 (b)	60,000	42,364
GSK Consumer Healthcare Capital UK PLC 3.13%, 3/24/2025 (e)	550,000	519,728
GSK Consumer Healthcare Capital US LLC:
3.38%, 3/24/2027 (e)	250,000	227,182
3.63%, 3/24/2032 (e)	250,000	211,760
Procter & Gamble Co.:
1.00%, 4/23/2026	500,000	444,750
1.20%, 10/29/2030	300,000	231,030
2.45%, 11/3/2026	150,000	139,237
3.00%, 3/25/2030	100,000	89,529
Unilever Capital Corp.:
0.63%, 8/12/2024	100,000	93,039
1.38%, 9/14/2030	100,000	76,919
1.75%, 8/12/2031	140,000	107,821
2.00%, 7/28/2026	100,000	90,602
2.90%, 5/5/2027	150,000	138,179
3.10%, 7/30/2025	50,000	47,989
		2,657,672
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	93,620
4.60%, 6/15/2045	50,000	45,108
		138,728
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	150,000	142,737
1.65%, 10/29/2024	1,150,000	1,050,249
1.75%, 1/30/2026	225,000	192,415
2.45%, 10/29/2026	150,000	126,817
3.30%, 1/30/2032	150,000	113,145
3.40%, 10/29/2033	150,000	108,706
3.65%, 7/21/2027	150,000	130,869
6.50%, 7/15/2025	500,000	499,620
Series 3NC1, 1.75%, 10/29/2024	150,000	136,363
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	57,893
Security Description	Principal Amount	Value
Air Lease Corp.:
0.80%, 8/18/2024	$85,000	$77,548
1.88%, 8/15/2026	100,000	84,746
3.13%, 12/1/2030	100,000	78,950
3.25%, 3/1/2025	100,000	93,673
3.63%, 4/1/2027	70,000	62,014
4.25%, 9/15/2024	25,000	24,412
Series GMTN, 3.75%, 6/1/2026	150,000	137,064
Series MTN, 0.70%, 2/15/2024	100,000	93,451
Series MTN, 2.88%, 1/15/2026	160,000	143,450
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	24,072
4.25%, 6/15/2026	65,000	58,290
Ally Financial, Inc.:
1.45%, 10/2/2023	195,000	188,148
2.20%, 11/2/2028	100,000	77,340
5.80%, 5/1/2025	215,000	215,531
American Express Co.:
1.65%, 11/4/2026	550,000	479,594
2.25%, 3/4/2025	500,000	469,150
2.50%, 7/30/2024	165,000	157,994
2.55%, 3/4/2027	165,000	147,332
3.00%, 10/30/2024	100,000	96,375
3.95%, 8/1/2025	250,000	242,270
4.20%, 11/6/2025	105,000	102,432
SOFR + 1.76%, 4.42%, 8/3/2033 (b)	250,000	227,532
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	98,223
Ameriprise Financial, Inc.:
3.70%, 10/15/2024	50,000	48,819
4.50%, 5/13/2032	70,000	65,881
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	19,559
2.40%, 4/30/2030	45,000	37,222
3.20%, 3/15/2027	56,000	52,755
3.25%, 4/30/2029	60,000	53,907
3.50%, 3/18/2024	25,000	24,621
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	63,407
3.50%, 3/30/2051	50,000	31,531
3.90%, 1/25/2028	50,000	45,163
4.35%, 4/15/2030	100,000	89,014
4.70%, 9/20/2047	50,000	39,590
4.85%, 3/29/2029	100,000	93,546
Capital One Financial Corp.:
3.30%, 10/30/2024	100,000	96,365
3.75%, 7/28/2026	125,000	115,635
3.80%, 1/31/2028	250,000	225,857
3.90%, 1/29/2024	200,000	197,108
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	255,474

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	$300,000	$225,210
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	175,000	162,521
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	167,778
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	250,000	237,965
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	75,940
Charles Schwab Corp.:
0.75%, 3/18/2024 (b)	500,000	473,045
0.90%, 3/11/2026	250,000	217,380
1.15%, 5/13/2026	50,000	43,715
1.65%, 3/11/2031	250,000	188,615
2.00%, 3/20/2028 (b)	500,000	430,090
2.30%, 5/13/2031	100,000	79,804
3.20%, 1/25/2028 (b)	50,000	45,810
3.45%, 2/13/2026	50,000	48,125
3.85%, 5/21/2025	250,000	244,360
4.00%, 2/1/2029	50,000	47,064
CI Financial Corp. 3.20%, 12/17/2030	250,000	180,020
CME Group, Inc.:
2.65%, 3/15/2032	145,000	119,181
3.75%, 6/15/2028	100,000	94,349
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	50,084
Discover Financial Services:
4.10%, 2/9/2027	75,000	68,775
4.50%, 1/30/2026	50,000	47,439
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	138,894
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	75,222
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	23,925
2.65%, 9/15/2040	50,000	33,504
3.00%, 6/15/2050	25,000	16,318
3.00%, 9/15/2060	50,000	29,611
3.10%, 9/15/2027 (b)	100,000	90,913
3.65%, 5/23/2025	595,000	575,609
3.75%, 12/1/2025	180,000	173,693
4.00%, 9/15/2027 (b)	200,000	189,650
4.25%, 9/21/2048	150,000	121,666
4.35%, 6/15/2029	85,000	80,351
4.60%, 3/15/2033	55,000	51,266
4.95%, 6/15/2052	95,000	84,213
5.20%, 6/15/2062	145,000	130,048
Invesco Finance PLC 3.75%, 1/15/2026	50,000	47,791
Jefferies Group LLC:
2.75%, 10/15/2032	40,000	28,476
6.50%, 1/20/2043	50,000	47,715
Security Description	Principal Amount	Value
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.63%, 10/15/2031	$250,000	$181,342
4.15%, 1/23/2030	50,000	42,743
4.85%, 1/15/2027	90,000	85,980
Lazard Group LLC 4.50%, 9/19/2028	100,000	91,476
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	94,210
2.95%, 6/1/2029	100,000	89,069
3.30%, 3/26/2027	30,000	28,304
3.35%, 3/26/2030	50,000	45,231
3.50%, 2/26/2028	30,000	28,028
3.65%, 6/1/2049	100,000	77,985
3.85%, 3/26/2050	515,000	414,972
3.95%, 2/26/2048	30,000	24,653
Nasdaq, Inc.:
1.65%, 1/15/2031	200,000	149,414
2.50%, 12/21/2040	250,000	157,017
3.25%, 4/28/2050	40,000	26,314
3.95%, 3/7/2052	500,000	371,190
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	128,302
1.85%, 7/16/2025	200,000	180,502
2.33%, 1/22/2027	500,000	429,480
2.65%, 1/16/2025	500,000	467,655
ORIX Corp.:
2.25%, 3/9/2031 (b)	100,000	77,790
3.70%, 7/18/2027	50,000	46,305
4.00%, 4/13/2032	100,000	87,384
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	116,927
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	85,992
Synchrony Financial:
2.88%, 10/28/2031	150,000	106,563
4.50%, 7/23/2025	50,000	47,679
Visa, Inc.:
0.75%, 8/15/2027	45,000	37,768
1.10%, 2/15/2031 (b)	500,000	374,520
1.90%, 4/15/2027 (b)	500,000	444,285
2.05%, 4/15/2030	150,000	123,931
2.70%, 4/15/2040	350,000	253,305
2.75%, 9/15/2027 (b)	250,000	228,320
3.65%, 9/15/2047	100,000	78,641
4.15%, 12/14/2035	50,000	45,696
4.30%, 12/14/2045	200,000	174,504
		18,123,471
ELECTRIC — 1.8%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	34,782
3.80%, 10/1/2047	25,000	17,939
4.70%, 5/15/2032	200,000	183,046

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series H, 3.45%, 1/15/2050	$100,000	$68,005
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	75,205
3.80%, 6/15/2049	50,000	37,610
4.25%, 9/15/2048	20,000	16,262
AES Corp.:
1.38%, 1/15/2026	250,000	215,592
2.45%, 1/15/2031	500,000	383,190
Alabama Power Co.:
3.13%, 7/15/2051	50,000	33,794
3.85%, 12/1/2042	75,000	58,832
Series 20-A, 1.45%, 9/15/2030	50,000	38,245
Series A, 4.30%, 7/15/2048	65,000	53,704
Ameren Corp.:
1.75%, 3/15/2028	50,000	41,336
3.65%, 2/15/2026	50,000	47,477
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	38,055
3.80%, 5/15/2028	25,000	23,406
4.15%, 3/15/2046	50,000	41,163
4.50%, 3/15/2049	50,000	42,814
American Electric Power Co., Inc.:
5 Year CMT + 2.68%, 3.88%, 2/15/2062 (c)	250,000	196,947
Series J, 4.30%, 12/1/2028	100,000	93,751
Series M, 0.75%, 11/1/2023	20,000	19,118
Series N, 1.00%, 11/1/2025 (b)	30,000	26,342
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	19,922
4.50%, 8/1/2032	85,000	76,523
7.00%, 4/1/2038	25,000	26,806
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	48,510
3.75%, 5/15/2046	25,000	18,025
4.20%, 8/15/2048	25,000	19,145
4.25%, 3/1/2049	50,000	37,981
4.35%, 11/15/2045	50,000	38,555
Avangrid, Inc. 3.15%, 12/1/2024	50,000	47,782
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	319,128
6.35%, 10/1/2036	50,000	52,640
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	22,694
2.85%, 5/15/2051	300,000	185,745
3.25%, 4/15/2028	30,000	27,201
3.70%, 7/15/2030	250,000	225,162
3.75%, 11/15/2023	350,000	346,755
4.25%, 10/15/2050	500,000	403,635
Security Description	Principal Amount	Value
4.50%, 2/1/2045	$50,000	$41,689
4.60%, 5/1/2053 (e)	500,000	424,085
5.15%, 11/15/2043	150,000	136,992
Black Hills Corp.:
3.15%, 1/15/2027	25,000	22,857
3.88%, 10/15/2049	100,000	71,540
4.35%, 5/1/2033	30,000	26,501
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	40,149
Series AA, 3.00%, 2/1/2027	100,000	92,792
Series AC, 4.25%, 2/1/2049	200,000	167,774
Series AE, 2.35%, 4/1/2031	55,000	44,956
Series AF, 3.35%, 4/1/2051	350,000	251,412
Series Z, 2.40%, 9/1/2026	50,000	45,474
CenterPoint Energy, Inc. 2.65%, 6/1/2031	40,000	31,950
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	16,915
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	45,395
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	43,191
Commonwealth Edison Co.:
4.00%, 3/1/2048	125,000	100,185
Series 123, 3.75%, 8/15/2047	150,000	115,980
Series 130, 3.13%, 3/15/2051	150,000	102,097
Series 131, 2.75%, 9/1/2051 (b)	285,000	180,872
Series 132, 3.15%, 3/15/2032	100,000	86,232
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	250,000	219,752
Series A, 3.20%, 3/15/2027	150,000	139,711
Series A, 4.15%, 6/1/2045	100,000	80,967
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	200,000	159,130
3.20%, 12/1/2051	500,000	332,210
3.60%, 6/15/2061	250,000	171,652
3.70%, 11/15/2059	85,000	59,231
3.85%, 6/15/2046	50,000	37,936
4.45%, 3/15/2044	75,000	62,216
4.50%, 5/15/2058	100,000	78,755
Series 06-B, 6.20%, 6/15/2036	25,000	25,442
Series 20B, 3.95%, 4/1/2050	250,000	193,057

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.13%, 5/15/2049	$100,000	$77,615
Series C, 3.00%, 12/1/2060	150,000	89,536
Series D, 4.00%, 12/1/2028	100,000	93,983
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	35,822
3.75%, 2/15/2050	50,000	38,352
4.05%, 5/15/2048	100,000	81,505
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	23,032
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031	150,000	118,858
Dominion Energy, Inc.:
4.70%, 12/1/2044	130,000	109,398
Series A, 1.45%, 4/15/2026	75,000	65,920
Series B, 3.30%, 4/15/2041	565,000	409,902
Series C, 2.25%, 8/15/2031 (b)	45,000	35,091
Series C, 3.38%, 4/1/2030	350,000	301,619
Series D, 2.85%, 8/15/2026	25,000	22,836
DTE Electric Co.:
2.25%, 3/1/2030	500,000	412,490
3.70%, 6/1/2046	75,000	57,678
Series A, 3.00%, 3/1/2032 (b)	100,000	84,134
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	143,487
Series F, 1.05%, 6/1/2025	70,000	62,572
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	127,111
2.55%, 4/15/2031	75,000	61,488
2.85%, 3/15/2032	155,000	128,295
3.20%, 8/15/2049	100,000	69,022
3.45%, 4/15/2051	90,000	64,256
3.88%, 3/15/2046	150,000	116,671
3.95%, 11/15/2028	100,000	93,831
4.25%, 12/15/2041	130,000	108,836
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	309,956
2.55%, 6/15/2031	100,000	78,297
2.65%, 9/1/2026	50,000	45,360
3.15%, 8/15/2027	100,000	90,592
3.30%, 6/15/2041	850,000	592,611
3.50%, 6/15/2051	100,000	67,447
3.75%, 9/1/2046	250,000	177,165
3.95%, 8/15/2047	150,000	109,678
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	126,759
Security Description	Principal Amount	Value
3.20%, 1/15/2027	$250,000	$233,792
6.40%, 6/15/2038	50,000	53,618
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	40,503
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	20,919
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	59,817
3.40%, 4/1/2032	145,000	124,501
3.60%, 9/15/2047	50,000	37,361
3.70%, 9/1/2028 (b)	50,000	46,485
4.20%, 8/15/2045	150,000	121,495
Edison International:
3.55%, 11/15/2024	80,000	76,983
4.13%, 3/15/2028	50,000	44,594
Emera US Finance L.P.:
0.83%, 6/15/2024	750,000	694,912
4.75%, 6/15/2046	130,000	102,214
Enel Chile SA 4.88%, 6/12/2028	50,000	46,404
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	60,502
3.35%, 6/15/2052	100,000	68,486
4.20%, 4/1/2049 (b)	25,000	20,663
Entergy Corp.:
1.90%, 6/15/2028	125,000	102,635
2.40%, 6/15/2031	150,000	114,681
2.95%, 9/1/2026	50,000	45,699
Entergy Louisiana LLC:
0.62%, 11/17/2023	15,000	14,355
3.05%, 6/1/2031 (b)	25,000	20,993
3.10%, 6/15/2041	250,000	179,160
3.25%, 4/1/2028	200,000	178,978
4.20%, 4/1/2050	50,000	39,866
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	21,814
3.50%, 6/1/2051	145,000	104,587
3.85%, 6/1/2049	125,000	93,906
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	64,084
3.55%, 9/30/2049	25,000	17,668
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,114
4.13%, 3/1/2042	30,000	24,257
Evergy Metro, Inc.:
4.20%, 6/15/2047	25,000	20,403
4.20%, 3/15/2048	50,000	40,684
Series 2019, 4.13%, 4/1/2049	100,000	80,024
Series 2020, 2.25%, 6/1/2030 (b)	50,000	40,683
Eversource Energy:
2.90%, 3/1/2027	100,000	90,299
3.38%, 3/1/2032	100,000	84,250
Series L, 2.90%, 10/1/2024	250,000	239,610

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series N, 3.80%, 12/1/2023	$15,000	$14,798
Series O, 4.25%, 4/1/2029	25,000	23,129
Exelon Corp.:
2.75%, 3/15/2027 (e)	100,000	89,854
3.35%, 3/15/2032 (b) (e)	100,000	83,932
3.40%, 4/15/2026	100,000	94,136
3.95%, 6/15/2025	50,000	48,287
4.10%, 3/15/2052 (e)	350,000	270,686
4.70%, 4/15/2050	250,000	209,530
5.10%, 6/15/2045	330,000	296,327
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	406,685
2.85%, 4/1/2025	500,000	478,330
2.88%, 12/4/2051	750,000	494,482
3.15%, 10/1/2049	30,000	21,212
3.25%, 6/1/2024	25,000	24,471
3.95%, 3/1/2048	85,000	68,300
3.99%, 3/1/2049	25,000	20,421
4.05%, 10/1/2044	50,000	40,946
4.13%, 6/1/2048	100,000	84,000
Fortis, Inc. 3.06%, 10/4/2026	50,000	45,651
Georgia Power Co.:
Series A, 2.20%, 9/15/2024	100,000	94,653
Series A, 3.25%, 3/15/2051	570,000	376,969
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	30,456
4.25%, 8/15/2048	15,000	11,823
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	36,617
3.70%, 9/15/2046	50,000	36,514
4.10%, 9/26/2028	50,000	47,238
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	87,002
ITC Holdings Corp. 3.35%, 11/15/2027 (b)	50,000	45,459
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	118,371
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	345,000	325,614
1.00%, 6/15/2026	100,000	87,135
1.35%, 3/15/2031	50,000	36,589
2.95%, 2/7/2024	100,000	97,650
3.40%, 2/7/2028 (b)	50,000	46,068
3.90%, 11/1/2028	100,000	92,702
4.02%, 11/1/2032	50,000	44,593
Series MTN, 1.65%, 6/15/2031	200,000	149,992
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	750,000	621,847
2.25%, 6/1/2030	250,000	199,392
Security Description	Principal Amount	Value
2.44%, 1/15/2032 (b)	$500,000	$388,615
2.75%, 11/1/2029	165,000	138,786
3.50%, 4/1/2029	100,000	88,957
3.55%, 5/1/2027	100,000	92,577
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	20,221
Northern States Power Co.:
2.60%, 6/1/2051	50,000	30,936
2.90%, 3/1/2050	30,000	20,016
3.60%, 9/15/2047	50,000	38,108
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	46,347
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	83,563
Ohio Power Co.:
4.00%, 6/1/2049	20,000	15,410
Series Q, 1.63%, 1/15/2031 (b)	100,000	75,377
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	46,262
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	61,898
2.75%, 5/15/2030	75,000	64,124
3.70%, 11/15/2028	200,000	185,444
3.80%, 9/30/2047	100,000	79,291
4.15%, 6/1/2032 (e)	75,000	69,856
7.50%, 9/1/2038	50,000	59,397
5.35%, 10/1/2052	100,000	97,622
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	254,828
3.25%, 2/16/2024	90,000	86,892
3.25%, 6/1/2031	790,000	601,869
3.30%, 8/1/2040	350,000	224,745
3.45%, 7/1/2025	250,000	233,110
3.50%, 8/1/2050	295,000	179,785
4.20%, 3/1/2029	70,000	59,603
4.20%, 6/1/2041	55,000	37,668
4.50%, 7/1/2040	250,000	182,042
4.55%, 7/1/2030	250,000	214,217
4.95%, 7/1/2050	250,000	183,837
5.25%, 3/1/2052	500,000	383,515
PacifiCorp:
2.70%, 9/15/2030	320,000	266,864
2.90%, 6/15/2052	200,000	127,718
3.30%, 3/15/2051	65,000	45,382
PECO Energy Co.:
3.05%, 3/15/2051	45,000	30,733
3.90%, 3/1/2048	125,000	98,876
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	47,023
3.95%, 6/1/2047	50,000	39,989
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	116,344

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 34, 3.20%, 3/1/2050	$30,000	$21,140
Series 35, 1.90%, 1/15/2031	500,000	397,295
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	131,728
Series MTN, 2.05%, 8/1/2050	50,000	27,097
Series MTN, 3.00%, 3/1/2051	150,000	99,504
Series MTN, 3.20%, 5/15/2029 (b)	50,000	44,978
Series MTN, 3.20%, 8/1/2049	30,000	20,970
Series MTN, 3.60%, 12/1/2047	100,000	75,587
Series MTN, 3.65%, 9/1/2042	50,000	38,739
Series MTN, 3.70%, 5/1/2028	50,000	46,658
Public Service Enterprise Group, Inc.:
0.84%, 11/8/2023	50,000	47,778
1.60%, 8/15/2030	100,000	75,001
2.45%, 11/15/2031	100,000	77,650
2.88%, 6/15/2024	70,000	67,365
Puget Energy, Inc. 4.22%, 3/15/2032	180,000	155,596
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	44,080
4.22%, 6/15/2048	65,000	53,519
5.80%, 3/15/2040	50,000	48,852
San Diego Gas & Electric Co.:
Series RRR, 3.75%, 6/1/2047	50,000	37,426
Series VVV, 1.70%, 10/1/2030	150,000	115,716
Series WWW, 2.95%, 8/15/2051	350,000	228,312
Sempra Energy:
3.25%, 6/15/2027	300,000	273,561
3.30%, 4/1/2025	140,000	133,319
3.40%, 2/1/2028	30,000	27,155
3.80%, 2/1/2038	100,000	78,039
4.00%, 2/1/2048	30,000	22,428
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	46,174
Southern California Edison Co.:
2.25%, 6/1/2030 (b)	100,000	79,146
2.75%, 2/1/2032 (b)	125,000	99,271
2.85%, 8/1/2029	115,000	96,401
3.65%, 2/1/2050	250,000	171,252
4.00%, 4/1/2047	191,000	139,600
4.50%, 9/1/2040	25,000	20,139
Security Description	Principal Amount	Value
Series 13-A, 3.90%, 3/15/2043	$50,000	$36,717
Series 20A, 2.95%, 2/1/2051	500,000	304,825
Series A, 4.20%, 3/1/2029	100,000	92,473
Series B, 3.65%, 3/1/2028	100,000	91,291
Series C, 3.60%, 2/1/2045	50,000	33,633
Southern Co.:
3.25%, 7/1/2026	250,000	231,835
4.25%, 7/1/2036	250,000	210,805
Series B, 5 Year CMT + 3.73%, 4.00%, 1/15/2051 (c)	500,000	447,825
Southern Power Co.:
0.90%, 1/15/2026	250,000	217,032
Series F, 4.95%, 12/15/2046	150,000	125,869
Southwestern Electric Power Co.:
3.25%, 11/1/2051	250,000	160,022
Series K, 2.75%, 10/1/2026	50,000	45,316
Series M, 4.10%, 9/15/2028 (b)	25,000	23,081
Series N, 1.65%, 3/15/2026	300,000	264,972
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	48,704
3.75%, 6/15/2049	100,000	75,671
Tampa Electric Co.:
3.63%, 6/15/2050 (b)	150,000	109,678
4.30%, 6/15/2048	50,000	41,137
4.45%, 6/15/2049	25,000	21,025
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	23,311
4.85%, 12/1/2048	50,000	43,152
Union Electric Co.:
2.15%, 3/15/2032	250,000	193,552
3.50%, 3/15/2029	250,000	227,707
4.00%, 4/1/2048	50,000	39,762
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	219,270
3.30%, 12/1/2049	50,000	35,358
3.45%, 2/15/2024 (b)	50,000	49,020
4.60%, 12/1/2048	250,000	217,290
8.88%, 11/15/2038	50,000	64,026
Series B, 2.95%, 11/15/2026	30,000	27,649
Series B, 3.75%, 5/15/2027	155,000	146,628
WEC Energy Group, Inc.:
1.80%, 10/15/2030	250,000	191,042
2.20%, 12/15/2028	100,000	82,719
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	47,210

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 10/15/2048	$25,000	$20,601
Wisconsin Power & Light Co. 1.95%, 9/16/2031	275,000	214,195
Xcel Energy, Inc.:
0.50%, 10/15/2023	100,000	95,251
1.75%, 3/15/2027	500,000	432,550
2.60%, 12/1/2029	100,000	82,962
4.00%, 6/15/2028	50,000	46,917
		34,115,392
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	55,854
1.95%, 10/15/2030	50,000	39,831
2.00%, 12/21/2028 (b)	200,000	169,356
2.20%, 12/21/2031	700,000	559,825
		824,866
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	42,010
Allegion PLC 3.50%, 10/1/2029	50,000	42,332
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	44,632
Amphenol Corp.:
2.20%, 9/15/2031	60,000	46,509
2.80%, 2/15/2030	100,000	84,060
4.35%, 6/1/2029	50,000	47,195
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	48,099
3.88%, 1/12/2028	25,000	22,532
Avnet, Inc. 3.00%, 5/15/2031	100,000	75,377
Flex, Ltd.:
3.75%, 2/1/2026	50,000	46,447
4.88%, 6/15/2029	75,000	67,819
Fortive Corp. 3.15%, 6/15/2026	50,000	46,134
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	172,298
1.75%, 9/1/2031 (b)	160,000	124,941
1.95%, 6/1/2030	250,000	204,777
2.30%, 8/15/2024	100,000	96,012
2.50%, 11/1/2026	150,000	137,724
2.70%, 8/15/2029	60,000	52,723
3.35%, 12/1/2023	50,000	49,402
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	47,948
3.35%, 3/1/2026	50,000	47,546
Jabil, Inc.:
1.70%, 4/15/2026	65,000	56,485
3.60%, 1/15/2030	25,000	20,864
3.95%, 1/12/2028	25,000	22,689
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	42,481
Security Description	Principal Amount	Value
4.60%, 4/6/2027	$30,000	$29,110
Trimble, Inc. 4.90%, 6/15/2028	50,000	47,390
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	36,552
3.70%, 2/15/2026	50,000	48,111
		1,850,199
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027 (e)	685,000	614,808
4.28%, 3/15/2032 (e)	645,000	531,067
5.14%, 3/15/2052 (e)	1,250,000	908,325
		2,054,200
ENVIRONMENTAL CONTROL — 0.0% (a)
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	74,606
2.90%, 7/1/2026	45,000	41,374
3.38%, 11/15/2027	60,000	54,929
3.95%, 5/15/2028	150,000	140,601
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	89,341
2.95%, 1/15/2052	115,000	74,665
3.05%, 4/1/2050	20,000	13,424
3.50%, 5/1/2029	50,000	44,916
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	17,656
1.15%, 3/15/2028	30,000	24,482
1.50%, 3/15/2031	30,000	22,769
2.00%, 6/1/2029	75,000	61,858
2.50%, 11/15/2050 (b)	20,000	12,210
2.95%, 6/1/2041	55,000	39,488
		712,319
FOOD — 0.4%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	15,000	11,970
3.95%, 3/15/2025	100,000	97,238
4.15%, 3/15/2028	50,000	46,875
4.80%, 3/15/2048	20,000	16,792
Conagra Brands, Inc.:
5.30%, 11/1/2038	265,000	232,416
5.40%, 11/1/2048	40,000	34,930
Flowers Foods, Inc. 2.40%, 3/15/2031 (b)	45,000	35,319
General Mills, Inc.:
3.00%, 2/1/2051 (b)	510,000	333,836
3.20%, 2/10/2027	100,000	93,414
3.65%, 2/15/2024	50,000	49,351
4.20%, 4/17/2028	25,000	23,857
Hershey Co.:
0.90%, 6/1/2025	45,000	40,834
3.20%, 8/21/2025	25,000	23,990
Hormel Foods Corp.:
0.65%, 6/3/2024 (b)	35,000	32,797

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.70%, 6/3/2028	$570,000	$485,583
3.05%, 6/3/2051	45,000	31,072
Ingredion, Inc. 2.90%, 6/1/2030	100,000	82,525
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.75%, 4/1/2033 (e)	250,000	226,152
6.50%, 12/1/2052 (e)	500,000	443,560
JM Smucker Co.:
3.38%, 12/15/2027 (b)	100,000	90,956
3.55%, 3/15/2050 (b)	25,000	16,779
4.25%, 3/15/2035	50,000	42,445
Kellogg Co.:
4.30%, 5/15/2028 (b)	100,000	95,372
4.50%, 4/1/2046	100,000	85,357
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	701,010
4.88%, 10/1/2049	750,000	619,635
Kroger Co.:
2.65%, 10/15/2026 (b)	50,000	45,504
3.70%, 8/1/2027 (b)	35,000	32,864
3.95%, 1/15/2050	550,000	419,919
4.45%, 2/1/2047	100,000	81,913
4.65%, 1/15/2048	100,000	84,433
McCormick & Co., Inc. 3.40%, 8/15/2027	100,000	92,036
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	54,847
1.50%, 2/4/2031 (b)	40,000	29,500
1.88%, 10/15/2032 (b)	75,000	54,705
2.13%, 3/17/2024	65,000	62,475
2.63%, 3/17/2027	200,000	179,658
2.63%, 9/4/2050	35,000	20,808
2.75%, 4/13/2030	35,000	29,112
3.00%, 3/17/2032 (b)	200,000	164,320
Sysco Corp.:
2.40%, 2/15/2030	10,000	8,117
2.45%, 12/14/2031 (b)	145,000	113,296
3.15%, 12/14/2051	500,000	315,375
3.25%, 7/15/2027	50,000	45,564
3.30%, 7/15/2026	100,000	93,577
3.30%, 2/15/2050	10,000	6,514
3.75%, 10/1/2025	5,000	4,812
4.45%, 3/15/2048	50,000	39,484
4.85%, 10/1/2045	5,000	4,237
6.60%, 4/1/2050	250,000	261,780
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	138,721
4.55%, 6/2/2047	285,000	235,159
		6,612,795
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	173,924
Security Description	Principal Amount	Value
4.50%, 8/1/2024	$50,000	$48,766
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	23,920
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	28,284
International Paper Co. 4.35%, 8/15/2048	27,000	21,559
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	97,374
3.75%, 1/15/2031	150,000	117,207
Series DM3N, 3.13%, 1/15/2032	80,000	57,297
		568,331
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031 (b)	100,000	75,254
2.63%, 9/15/2029	200,000	170,558
3.00%, 6/15/2027	150,000	137,548
4.15%, 1/15/2043	25,000	20,639
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	44,682
5.50%, 1/15/2026	30,000	29,651
NiSource, Inc.:
0.95%, 8/15/2025	560,000	497,202
1.70%, 2/15/2031	100,000	73,897
2.95%, 9/1/2029	100,000	84,675
3.49%, 5/15/2027	50,000	46,033
4.38%, 5/15/2047	150,000	119,014
4.80%, 2/15/2044	30,000	25,201
ONE Gas, Inc.:
1.10%, 3/11/2024	157,000	150,654
4.50%, 11/1/2048	90,000	71,188
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	149,646
5.05%, 5/15/2052	750,000	658,942
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	100,448
3.15%, 9/15/2024	25,000	24,232
3.20%, 6/15/2025	50,000	47,635
3.75%, 9/15/2042	30,000	22,459
5.13%, 11/15/2040	25,000	22,677
Series VV, 4.30%, 1/15/2049	50,000	40,215
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	117,574
Series 20-A, 1.75%, 1/15/2031	500,000	370,050
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	22,263
4.05%, 3/15/2032	90,000	75,870

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	$50,000	$37,504
		3,235,711
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	46,296
Snap-on, Inc. 3.10%, 5/1/2050	70,000	49,985
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	60,307
3.40%, 3/1/2026	35,000	33,126
4.25%, 11/15/2028 (b)	100,000	94,235
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (c)	30,000	26,213
		310,162
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030	500,000	391,545
2.95%, 3/15/2025	75,000	72,157
3.40%, 11/30/2023	35,000	34,595
3.75%, 11/30/2026	85,000	82,534
4.75%, 11/30/2036	250,000	244,212
4.75%, 4/15/2043	25,000	23,122
4.90%, 11/30/2046	150,000	144,279
Baxter International, Inc.:
1.32%, 11/29/2024	600,000	553,872
1.73%, 4/1/2031 (b)	45,000	33,390
1.92%, 2/1/2027	600,000	520,686
3.13%, 12/1/2051	250,000	160,505
3.50%, 8/15/2046 (b)	50,000	35,928
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	59,953
2.65%, 6/1/2030	100,000	83,234
3.45%, 3/1/2024	11,000	10,766
4.55%, 3/1/2039	50,000	43,229
4.70%, 3/1/2049	35,000	30,642
Danaher Corp. 2.60%, 10/1/2050	565,000	348,351
DH Europe Finance II Sarl:
2.20%, 11/15/2024	50,000	47,293
2.60%, 11/15/2029	30,000	25,630
3.25%, 11/15/2039	50,000	37,980
3.40%, 11/15/2049 (b)	50,000	35,570
Medtronic, Inc.:
4.38%, 3/15/2035	54,000	49,593
4.63%, 3/15/2045	345,000	311,839
PerkinElmer, Inc.:
2.25%, 9/15/2031	105,000	78,995
2.55%, 3/15/2031	85,000	65,959
3.30%, 9/15/2029	65,000	54,598
Smith & Nephew PLC 2.03%, 10/14/2030	50,000	37,550
Security Description	Principal Amount	Value
Stryker Corp.:
0.60%, 12/1/2023	$65,000	$61,946
1.15%, 6/15/2025	50,000	45,164
1.95%, 6/15/2030	50,000	39,588
2.90%, 6/15/2050 (b)	25,000	16,292
3.38%, 11/1/2025	25,000	23,803
3.50%, 3/15/2026	25,000	23,880
3.65%, 3/7/2028 (b)	50,000	46,958
4.63%, 3/15/2046	25,000	21,782
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	160,000	153,907
1.22%, 10/18/2024	900,000	837,837
4.10%, 8/15/2047	100,000	84,295
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	100,000	78,060
		5,051,519
HEALTH CARE SERVICES — 0.6%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	159,970
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	36,556
Aetna, Inc.:
3.88%, 8/15/2047	100,000	73,665
4.13%, 11/15/2042	25,000	19,268
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	47,677
Ascension Health 3.95%, 11/15/2046	150,000	126,825
Banner Health 2.34%, 1/1/2030	40,000	32,806
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	25,000	19,198
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,258
CommonSpirit Health:
2.76%, 10/1/2024	250,000	238,072
4.19%, 10/1/2049	250,000	186,997
4.35%, 11/1/2042	25,000	19,554
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	40,373
Elevance Health, Inc.:
1.50%, 3/15/2026	600,000	532,578
2.25%, 5/15/2030	265,000	213,563
2.38%, 1/15/2025	20,000	18,867
2.55%, 3/15/2031	100,000	80,615
3.13%, 5/15/2050	270,000	179,226
3.35%, 12/1/2024	50,000	48,108
3.50%, 8/15/2024 (b)	25,000	24,426

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 3/15/2051	$305,000	$219,393
3.65%, 12/1/2027	130,000	120,983
4.10%, 3/1/2028	100,000	94,373
4.10%, 5/15/2032	200,000	181,180
4.38%, 12/1/2047	130,000	108,094
4.55%, 3/1/2048	50,000	42,147
4.65%, 1/15/2043	50,000	43,099
HCA, Inc.:
2.38%, 7/15/2031	650,000	481,578
3.13%, 3/15/2027 (e)	45,000	39,733
3.50%, 7/15/2051	650,000	403,728
3.63%, 3/15/2032 (e)	650,000	526,610
4.13%, 6/15/2029	35,000	30,843
4.50%, 2/15/2027	50,000	46,810
4.63%, 3/15/2052 (e)	500,000	376,185
5.00%, 3/15/2024	85,000	84,425
5.13%, 6/15/2039	275,000	230,662
5.25%, 4/15/2025	60,000	58,867
5.25%, 6/15/2026	65,000	62,903
5.25%, 6/15/2049	100,000	81,213
5.50%, 6/15/2047	65,000	54,781
Humana, Inc.:
2.15%, 2/3/2032	350,000	266,021
3.70%, 3/23/2029	105,000	94,142
4.80%, 3/15/2047	100,000	85,992
4.95%, 10/1/2044	50,000	44,550
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	16,100
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	39,650
Kaiser Foundation Hospitals:
Series 2019, 3.27%, 11/1/2049	105,000	74,404
Series 2021, 2.81%, 6/1/2041	135,000	94,188
Series 2021, 3.00%, 6/1/2051	135,000	89,203
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	61,302
2.30%, 12/1/2024	100,000	94,223
2.70%, 6/1/2031	100,000	80,818
2.95%, 12/1/2029	100,000	84,875
3.25%, 9/1/2024	100,000	96,741
4.70%, 2/1/2045	25,000	20,710
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	78,465
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	65,260
Security Description	Principal Amount	Value
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	$25,000	$20,784
Series 2020, 2.96%, 1/1/2050	55,000	36,796
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	40,425
Montefiore Obligated Group 4.29%, 9/1/2050 (b)	50,000	32,809
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	26,537
New York and Presbyterian Hospital:
2.26%, 8/1/2040	50,000	32,594
Series 2019, 3.95%, 8/1/2119	35,000	24,587
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	40,104
Novant Health, Inc. 3.17%, 11/1/2051	85,000	58,665
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	68,723
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	17,696
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	66,103
Quest Diagnostics, Inc.:
2.95%, 6/30/2030 (b)	35,000	29,247
4.20%, 6/30/2029	100,000	92,334
4.70%, 3/30/2045	25,000	20,700
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	36,470
Sutter Health:
Series 20A, 2.29%, 8/15/2030 (b)	55,000	44,243
Series 20A, 3.36%, 8/15/2050	55,000	38,143
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	34,122
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	88,239
1.25%, 1/15/2026	35,000	31,217
2.00%, 5/15/2030	305,000	246,056
2.30%, 5/15/2031	100,000	80,440
2.75%, 5/15/2040	300,000	209,880
2.90%, 5/15/2050	200,000	130,564
3.05%, 5/15/2041	350,000	255,048
3.10%, 3/15/2026	50,000	47,306
3.13%, 5/15/2060 (b)	100,000	64,253

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 5/15/2051	$100,000	$69,675
3.38%, 4/15/2027	100,000	94,160
3.50%, 2/15/2024	10,000	9,849
3.50%, 8/15/2039	200,000	157,034
3.70%, 12/15/2025	10,000	9,694
3.75%, 7/15/2025	305,000	296,997
3.75%, 10/15/2047	50,000	38,474
3.88%, 12/15/2028	15,000	14,072
4.25%, 4/15/2047	100,000	83,498
4.63%, 7/15/2035	200,000	183,672
4.75%, 7/15/2045	230,000	207,069
4.75%, 5/15/2052	500,000	447,120
6.88%, 2/15/2038	25,000	27,683
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	351,224
		10,686,159
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 2.50%, 10/15/2024	100,000	94,565
Lennar Corp. 4.75%, 11/29/2027	250,000	231,468
MDC Holdings, Inc. 3.97%, 8/6/2061	200,000	105,714
NVR, Inc. 3.00%, 5/15/2030	130,000	106,028
PulteGroup, Inc. 5.00%, 1/15/2027 (b)	250,000	243,037
		780,812
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	92,646
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	19,224
4.50%, 6/1/2046	25,000	18,828
4.60%, 5/15/2050	50,000	37,618
4.75%, 2/26/2029 (b)	60,000	56,316
		224,632
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Church & Dwight Co., Inc. 2.30%, 12/15/2031	40,000	31,461
Clorox Co.:
3.10%, 10/1/2027	50,000	45,554
3.90%, 5/15/2028	50,000	47,163
4.40%, 5/1/2029	200,000	189,076
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	12,605
2.00%, 11/2/2031	250,000	196,725
2.75%, 2/15/2026	25,000	23,473
3.10%, 3/26/2030	40,000	35,345
3.20%, 4/25/2029	100,000	90,054
3.90%, 5/4/2047	50,000	39,953
Security Description	Principal Amount	Value
3.95%, 11/1/2028	$55,000	$52,120
		763,529
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	92,468
4.75%, 1/15/2049	75,000	66,058
Alleghany Corp. 4.90%, 9/15/2044	50,000	44,353
Allstate Corp.:
1.45%, 12/15/2030 (b)	250,000	189,062
3.85%, 8/10/2049 (b)	125,000	97,070
4.20%, 12/15/2046	50,000	41,622
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	79,019
American International Group, Inc.:
2.50%, 6/30/2025	600,000	559,038
3.90%, 4/1/2026	30,000	28,696
4.38%, 6/30/2050	315,000	254,274
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	92,500
Aon Corp. 3.75%, 5/2/2029	100,000	90,107
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	504,106
Aon Global, Ltd.:
3.50%, 6/14/2024	50,000	48,764
3.88%, 12/15/2025	150,000	144,303
Arch Capital Group, Ltd. 3.64%, 6/30/2050	105,000	71,115
Assurant, Inc.:
2.65%, 1/15/2032	600,000	443,118
4.90%, 3/27/2028 (b)	50,000	47,259
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	40,000	26,286
Athene Holding, Ltd.:
3.45%, 5/15/2052	500,000	308,965
3.50%, 1/15/2031	150,000	120,057
4.13%, 1/12/2028	100,000	90,005
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	21,831
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	61,562
1.85%, 3/12/2030	10,000	8,062
2.30%, 3/15/2027	200,000	181,824
2.50%, 1/15/2051	110,000	65,872
2.85%, 10/15/2050	340,000	219,062
2.88%, 3/15/2032	200,000	168,644
4.20%, 8/15/2048	100,000	82,860
4.25%, 1/15/2049	150,000	125,544

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	$55,000	$52,257
4.50%, 2/11/2043	180,000	160,193
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	150,000	136,654
4.70%, 6/22/2047	150,000	106,989
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	112,323
4.20%, 3/17/2032	65,000	55,897
4.50%, 3/15/2029	50,000	46,428
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	150,000	113,291
3.05%, 12/15/2061	500,000	316,525
3.35%, 5/3/2026	250,000	236,080
4.15%, 3/13/2043	25,000	21,168
4.35%, 11/3/2045	125,000	105,816
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	76,480
3.45%, 8/15/2027	100,000	91,262
4.50%, 3/1/2026	25,000	24,402
Corebridge Financial, Inc.:
3.50%, 4/4/2025 (e)	500,000	475,395
3.65%, 4/5/2027 (e)	500,000	456,880
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	44,829
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	140,709
5.00%, 4/20/2048	100,000	83,641
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	332,710
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	70,000	56,846
4.85%, 4/17/2028	100,000	93,496
Fidelity National Financial, Inc.:
2.45%, 3/15/2031 (b)	100,000	74,634
3.20%, 9/17/2051	250,000	143,070
4.50%, 8/15/2028	50,000	46,689
First American Financial Corp. 4.60%, 11/15/2024	25,000	24,484
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	77,640
4.55%, 9/15/2028 (b)	25,000	23,941
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	11,488
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	59,069
2.90%, 9/15/2051	325,000	200,034
4.40%, 3/15/2048	100,000	82,229
Kemper Corp. 2.40%, 9/30/2030	100,000	76,349
Security Description	Principal Amount	Value
Lincoln National Corp.:
3.05%, 1/15/2030	$100,000	$83,053
3.40%, 3/1/2032	250,000	204,955
3.80%, 3/1/2028	35,000	32,338
4.35%, 3/1/2048	50,000	39,405
6.30%, 10/9/2037	50,000	49,792
Loews Corp.:
3.20%, 5/15/2030	15,000	12,808
3.75%, 4/1/2026	50,000	48,218
Manulife Financial Corp.:
2.48%, 5/19/2027 (b)	70,000	62,409
3.70%, 3/16/2032	200,000	175,584
5 Year USD ISDA + 1.65%, 4.06%, 2/24/2032 (c)	50,000	44,645
Markel Corp.:
3.45%, 5/7/2052	135,000	89,355
3.50%, 11/1/2027	50,000	45,398
4.15%, 9/17/2050	50,000	37,913
5.00%, 5/20/2049	30,000	25,859
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031	615,000	484,626
3.75%, 3/14/2026	25,000	24,072
3.88%, 3/15/2024	100,000	98,642
4.38%, 3/15/2029	250,000	237,847
Mercury General Corp. 4.40%, 3/15/2027	50,000	46,473
MetLife, Inc.:
3.60%, 4/10/2024	300,000	294,552
4.05%, 3/1/2045	150,000	117,862
4.88%, 11/13/2043	200,000	178,824
6.40%, 12/15/2066	100,000	98,111
Old Republic International Corp. 3.85%, 6/11/2051	85,000	59,593
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	117,365
3.70%, 5/15/2029	50,000	44,878
Progressive Corp.:
2.50%, 3/15/2027	40,000	36,108
3.00%, 3/15/2032 (b)	50,000	42,067
4.00%, 3/1/2029	50,000	47,177
4.20%, 3/15/2048	100,000	84,029
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	76,421
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	170,000	147,806
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	189,980
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (c)	600,000	477,972
Series MTN, 3.70%, 3/13/2051	100,000	73,757

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.60%, 5/15/2044	$75,000	$64,395
Series MTN, 6.63%, 6/21/2040	25,000	26,470
Prudential PLC 3.63%, 3/24/2032	150,000	126,517
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	29,272
3.90%, 5/15/2029	50,000	45,290
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	27,400
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	6,191
3.05%, 6/8/2051	250,000	172,227
3.75%, 5/15/2046	10,000	7,753
4.00%, 5/30/2047	80,000	64,302
4.05%, 3/7/2048	100,000	82,029
4.10%, 3/4/2049	100,000	82,631
Series MTN, 6.25%, 6/15/2037	25,000	26,996
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	24,962
Unum Group:
4.00%, 6/15/2029	70,000	61,847
4.13%, 6/15/2051	100,000	66,633
4.50%, 12/15/2049	15,000	10,509
Voya Financial, Inc. 3.65%, 6/15/2026 (b)	50,000	46,954
W R Berkley Corp. 3.55%, 3/30/2052	100,000	69,378
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	48,503
3.88%, 9/15/2049	70,000	48,901
4.50%, 9/15/2028	50,000	46,352
4.65%, 6/15/2027	100,000	94,998
WR Berkley Corp. 4.00%, 5/12/2050	45,000	34,378
XLIT, Ltd. 5.50%, 3/31/2045	125,000	115,696
		13,893,882
INTERNET — 0.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	500,000	305,915
3.15%, 2/9/2051	100,000	58,652
3.40%, 12/6/2027	200,000	179,504
3.60%, 11/28/2024	75,000	72,731
4.20%, 12/6/2047	260,000	187,580
Alphabet, Inc.:
1.10%, 8/15/2030	165,000	127,674
2.00%, 8/15/2026	250,000	228,712
2.05%, 8/15/2050	250,000	147,230
Amazon.com, Inc.:
0.80%, 6/3/2025	815,000	739,784
1.00%, 5/12/2026	150,000	131,779
Security Description	Principal Amount	Value
1.50%, 6/3/2030	$235,000	$185,481
1.65%, 5/12/2028 (b)	150,000	127,466
2.10%, 5/12/2031	150,000	121,659
2.50%, 6/3/2050	390,000	243,262
2.70%, 6/3/2060	280,000	165,892
2.80%, 8/22/2024	100,000	96,909
2.88%, 5/12/2041	150,000	109,412
3.00%, 4/13/2025	200,000	193,198
3.10%, 5/12/2051	150,000	104,796
3.15%, 8/22/2027	100,000	93,192
3.25%, 5/12/2061	150,000	100,991
3.30%, 4/13/2027	250,000	236,445
3.45%, 4/13/2029	200,000	184,934
3.60%, 4/13/2032 (b)	250,000	227,055
3.80%, 12/5/2024	30,000	29,597
3.88%, 8/22/2037	125,000	108,840
3.95%, 4/13/2052	500,000	410,840
4.05%, 8/22/2047	125,000	106,110
4.25%, 8/22/2057	150,000	125,273
4.95%, 12/5/2044	125,000	120,006
5.20%, 12/3/2025	50,000	50,798
Baidu, Inc.:
1.63%, 2/23/2027	200,000	170,268
2.38%, 8/23/2031 (b)	200,000	154,418
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	236,927
4.63%, 4/13/2030	100,000	94,155
eBay, Inc.:
1.40%, 5/10/2026	100,000	87,617
1.90%, 3/11/2025	140,000	130,015
2.60%, 5/10/2031 (b)	100,000	78,059
2.70%, 3/11/2030 (b)	100,000	81,447
3.45%, 8/1/2024	25,000	24,327
3.65%, 5/10/2051	50,000	33,398
Expedia Group, Inc.:
2.95%, 3/15/2031	555,000	427,761
3.25%, 2/15/2030	35,000	28,384
3.80%, 2/15/2028	50,000	44,300
4.63%, 8/1/2027	590,000	554,010
Meta Platforms, Inc.:
3.50%, 8/15/2027 (e)	550,000	514,057
4.45%, 8/15/2052 (e)	750,000	612,682
VeriSign, Inc. 2.70%, 6/15/2031	80,000	62,455
		8,655,997
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
2.15%, 7/15/2026	750,000	628,012
2.88%, 6/15/2028	500,000	393,435
3.88%, 1/15/2026	100,000	90,841
4.20%, 6/10/2024	50,000	48,351
4.25%, 3/1/2025	50,000	47,238
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	82,019

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Blackstone Private Credit Fund 2.63%, 12/15/2026	$200,000	$164,446
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	75,840
3.63%, 1/15/2026	150,000	137,232
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	220,510
4.13%, 2/1/2025	100,000	93,999
Golub Capital BDC, Inc. 2.50%, 8/24/2026	160,000	134,168
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	71,533
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	84,150
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	214,988
4.00%, 3/30/2025	50,000	46,868
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	500,000	399,590
Prospect Capital Corp. 3.44%, 10/15/2028	100,000	73,746
		3,006,966
IRON/STEEL — 0.0% (a)
Nucor Corp.:
2.00%, 6/1/2025	15,000	13,829
2.70%, 6/1/2030	15,000	12,330
2.98%, 12/15/2055	50,000	29,612
3.13%, 4/1/2032	90,000	73,787
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	40,000	35,654
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	8,206
2.80%, 12/15/2024	25,000	23,784
3.25%, 10/15/2050	20,000	12,249
3.45%, 4/15/2030	40,000	33,802
Vale Overseas, Ltd. 6.88%, 11/10/2039	300,000	282,486
		525,739
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032	250,000	202,315
LODGING — 0.1% (a)
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	42,104
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	45,017
Marriott International, Inc.:
3.75%, 3/15/2025	25,000	24,058
5.00%, 10/15/2027	55,000	53,124
Security Description	Principal Amount	Value
Series EE, 5.75%, 5/1/2025	$290,000	$293,149
Series GG, 3.50%, 10/15/2032	500,000	402,240
		859,692
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	600,000	528,498
3.40%, 5/13/2025	750,000	725,407
3.65%, 8/12/2025	500,000	486,425
Series MTN, 0.45%, 5/17/2024	50,000	46,853
Series MTN, 0.80%, 11/13/2025	30,000	26,589
Series MTN, 3.75%, 11/24/2023	25,000	24,800
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	86,457
2.60%, 4/9/2030	95,000	81,062
3.25%, 4/9/2050	125,000	92,219
3.80%, 8/15/2042	125,000	102,804
4.75%, 5/15/2064	25,000	22,381
Oshkosh Corp. 3.10%, 3/1/2030	10,000	8,055
		2,231,550
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	129,447
4.20%, 1/15/2024	100,000	98,476
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	13,714
Deere & Co.:
2.88%, 9/7/2049	35,000	24,373
3.90%, 6/9/2042 (b)	225,000	192,807
Flowserve Corp.:
2.80%, 1/15/2032	75,000	53,711
3.50%, 10/1/2030	35,000	28,818
IDEX Corp.:
2.63%, 6/15/2031	100,000	80,387
3.00%, 5/1/2030	25,000	21,014
John Deere Capital Corp.:
1.45%, 1/15/2031	70,000	53,621
3.35%, 4/18/2029 (b)	100,000	91,119
3.65%, 10/12/2023	100,000	99,240
Series MTN, 0.45%, 1/17/2024	100,000	94,933
Series MTN, 0.45%, 6/7/2024	65,000	60,754
Series MTN, 0.63%, 9/10/2024 (b)	55,000	51,103
Series MTN, 0.70%, 1/15/2026	100,000	87,955

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.25%, 1/10/2025	$500,000	$463,740
Series MTN, 1.30%, 10/13/2026	300,000	261,720
Series MTN, 1.50%, 3/6/2028 (b)	100,000	84,439
Series MTN, 2.25%, 9/14/2026	100,000	91,734
Series MTN, 2.60%, 3/7/2024	65,000	63,206
Series MTN, 2.80%, 7/18/2029	50,000	43,866
Series MTN, 3.40%, 9/11/2025	25,000	24,121
Series MTN, 3.45%, 3/13/2025	100,000	97,173
nVent Finance Sarl:
2.75%, 11/15/2031	50,000	36,879
4.55%, 4/15/2028	50,000	44,956
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	555,804
2.57%, 2/15/2030	250,000	204,515
3.11%, 2/15/2040	250,000	175,947
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	78,108
4.20%, 3/1/2049	250,000	211,692
Westinghouse Air Brake Technologies Corp.:
4.40%, 3/15/2024	50,000	49,101
4.95%, 9/15/2028	300,000	278,919
Xylem, Inc. 1.95%, 1/30/2028	45,000	38,113
		3,985,505
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	249,333
2.80%, 4/1/2031	290,000	220,032
3.50%, 6/1/2041	500,000	319,440
3.70%, 4/1/2051	730,000	443,468
3.85%, 4/1/2061	100,000	58,579
3.90%, 6/1/2052	100,000	62,393
4.20%, 3/15/2028	250,000	225,977
4.40%, 4/1/2033	315,000	260,244
4.40%, 12/1/2061	100,000	63,981
4.80%, 3/1/2050	155,000	110,859
4.91%, 7/23/2025	50,000	48,792
5.05%, 3/30/2029	100,000	91,861
5.38%, 5/1/2047	150,000	115,506
6.48%, 10/23/2045	185,000	163,442
Class USD, 4.50%, 2/1/2024	100,000	98,867
Comcast Corp.:
1.50%, 2/15/2031 (b)	150,000	112,332
Security Description	Principal Amount	Value
1.95%, 1/15/2031	$70,000	$54,398
2.45%, 8/15/2052 (b)	115,000	65,812
2.65%, 8/15/2062	75,000	40,474
2.80%, 1/15/2051	805,000	489,609
2.89%, 11/1/2051	350,000	218,617
2.94%, 11/1/2056	500,000	298,495
3.15%, 3/1/2026	225,000	212,150
3.15%, 2/15/2028	200,000	181,592
3.20%, 7/15/2036	250,000	193,560
3.30%, 2/1/2027	150,000	139,664
3.30%, 4/1/2027	100,000	92,828
3.40%, 4/1/2030	550,000	484,302
3.40%, 7/15/2046	100,000	70,360
3.70%, 4/15/2024	500,000	491,745
3.75%, 4/1/2040	250,000	196,330
3.90%, 3/1/2038	150,000	122,654
3.95%, 10/15/2025	350,000	340,441
4.00%, 11/1/2049	69,000	52,836
4.15%, 10/15/2028	250,000	236,115
4.20%, 8/15/2034	100,000	88,096
4.25%, 10/15/2030	50,000	46,321
4.25%, 1/15/2033	50,000	45,390
4.60%, 10/15/2038	305,000	269,891
4.65%, 7/15/2042	75,000	64,265
4.70%, 10/15/2048	500,000	427,825
4.95%, 10/15/2058 (b)	105,000	90,979
Discovery Communications LLC:
3.80%, 3/13/2024	100,000	97,701
3.95%, 3/20/2028	30,000	26,342
4.00%, 9/15/2055	265,000	157,770
4.65%, 5/15/2050	250,000	171,343
5.20%, 9/20/2047	100,000	73,962
Fox Corp.:
4.03%, 1/25/2024	25,000	24,647
4.71%, 1/25/2029 (b)	40,000	37,604
5.48%, 1/25/2039	275,000	238,686
5.58%, 1/25/2049	25,000	21,451
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	42,243
6.13%, 1/31/2046	100,000	98,703
Paramount Global:
2.90%, 1/15/2027 (b)	125,000	111,185
3.70%, 6/1/2028 (b)	50,000	44,721
4.20%, 6/1/2029	200,000	175,926
4.38%, 3/15/2043	25,000	16,718
4.75%, 5/15/2025	111,000	108,960
4.95%, 1/15/2031 (b)	250,000	220,585
4.95%, 5/19/2050 (b)	200,000	142,358
5.85%, 9/1/2043	200,000	159,650
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	46,852
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	69,330
5.50%, 9/1/2041	425,000	335,758

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 11/15/2040	$50,000	$41,429
6.75%, 6/15/2039	50,000	44,250
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	46,899
Series GMTN, 3.15%, 9/17/2025	25,000	23,844
Series MTN, 3.00%, 7/30/2046	75,000	51,009
Walt Disney Co.:
1.75%, 8/30/2024	50,000	47,291
1.75%, 1/13/2026 (b)	105,000	94,986
2.00%, 9/1/2029	185,000	151,149
2.20%, 1/13/2028 (b)	70,000	60,966
2.65%, 1/13/2031	440,000	363,559
3.35%, 3/24/2025	250,000	241,307
3.38%, 11/15/2026	100,000	94,186
3.50%, 5/13/2040	650,000	502,216
3.60%, 1/13/2051	75,000	55,857
3.70%, 10/15/2025	100,000	96,921
3.80%, 5/13/2060 (b)	90,000	66,713
4.00%, 10/1/2023	100,000	99,552
4.70%, 3/23/2050 (b)	150,000	133,692
5.40%, 10/1/2043	75,000	71,985
6.65%, 11/15/2037	250,000	273,410
		12,643,571
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032	55,000	47,822
4.50%, 12/15/2028	20,000	18,446
		66,268
MINING — 0.1%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	162,514
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	22,773
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	235,450
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	106,532
5.00%, 9/30/2043	50,000	47,292
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024	350,000	344,750
5.45%, 3/15/2043	350,000	289,068
Newmont Corp.:
2.25%, 10/1/2030	65,000	50,369
2.60%, 7/15/2032	500,000	379,825
2.80%, 10/1/2029	80,000	66,387
4.88%, 3/15/2042 (b)	50,000	43,481
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	21,059
4.75%, 3/22/2042	150,000	136,957
Security Description	Principal Amount	Value
Rio Tinto Finance USA, Ltd. 2.75%, 11/2/2051	$250,000	$161,632
Southern Copper Corp. 5.88%, 4/23/2045 (b)	357,000	334,256
		2,402,345
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025	100,000	93,648
2.38%, 8/26/2029 (b)	100,000	82,127
2.88%, 10/15/2027 (b)	225,000	202,388
3.25%, 8/26/2049 (b)	60,000	40,415
Series MTN, 3.38%, 3/1/2029 (b)	50,000	44,592
Series MTN, 3.63%, 10/15/2047 (b)	25,000	18,092
Series MTN, 4.00%, 9/14/2048 (b)	30,000	23,497
Carlisle Cos., Inc. 2.75%, 3/1/2030 (b)	65,000	53,067
Eaton Corp.:
3.10%, 9/15/2027 (b)	100,000	91,629
4.15%, 11/2/2042	25,000	20,579
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	185,436
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	550,000	493,372
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	267,797
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	33,654
4.00%, 6/14/2049	40,000	30,766
Series MTN, 3.30%, 11/21/2024 (b)	50,000	48,315
Textron, Inc.:
2.45%, 3/15/2031	30,000	23,184
3.90%, 9/17/2029	50,000	44,414
4.00%, 3/15/2026	50,000	47,854
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	23,733
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029	100,000	89,876
		1,958,435
MULTI-NATIONAL — 0.0% (a)
Corp. Andina de Fomento 2.25%, 2/8/2027	150,000	134,190
International Bank for Reconstruction & Development 2.25%, 3/28/2024	64,000	62,100
Nordic Investment Bank 2.63%, 4/4/2025	200,000	191,940
		388,230

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	$215,000	$186,549
3.57%, 12/1/2031	500,000	392,030
		578,579
OIL & GAS — 0.9%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	500,000	389,615
2.72%, 1/12/2032	500,000	406,110
2.94%, 6/4/2051	105,000	66,670
3.00%, 2/24/2050	250,000	162,350
3.02%, 1/16/2027	200,000	182,800
3.06%, 6/17/2041	500,000	357,585
3.38%, 2/8/2061	150,000	98,017
3.59%, 4/14/2027	250,000	234,137
3.63%, 4/6/2030	200,000	179,908
3.94%, 9/21/2028	100,000	92,949
Canadian Natural Resources, Ltd.:
3.85%, 6/1/2027	50,000	46,130
3.90%, 2/1/2025	25,000	24,129
Series GMTN, 4.95%, 6/1/2047 (b)	100,000	85,048
Cenovus Energy, Inc. 2.65%, 1/15/2032	35,000	27,048
Chevron Corp.:
1.55%, 5/11/2025	385,000	356,279
2.00%, 5/11/2027	350,000	310,485
2.24%, 5/11/2030	100,000	83,240
2.90%, 3/3/2024 (b)	750,000	732,900
2.95%, 5/16/2026	50,000	47,085
3.08%, 5/11/2050	100,000	71,026
Chevron USA, Inc.:
0.69%, 8/12/2025 (b)	65,000	58,237
1.02%, 8/12/2027	40,000	33,466
2.34%, 8/12/2050	65,000	39,742
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	88,793
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	290,415
4.38%, 5/2/2028	250,000	243,745
CNOOC Petroleum North America ULC 5.88%, 3/10/2035	100,000	97,287
ConocoPhillips 6.50%, 2/1/2039	75,000	81,351
ConocoPhillips Co.:
2.13%, 3/8/2024	200,000	193,300
2.40%, 3/7/2025	200,000	189,142
3.80%, 3/15/2052	500,000	383,335
4.03%, 3/15/2062 (e)	215,000	163,460
4.03%, 3/15/2062	215,000	162,479
Security Description	Principal Amount	Value
6.95%, 4/15/2029	$50,000	$54,844
Coterra Energy, Inc. 3.90%, 5/15/2027 (e)	250,000	232,320
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	20,831
5.25%, 9/15/2024	500,000	499,825
5.85%, 12/15/2025	50,000	50,535
Diamondback Energy, Inc.:
3.13%, 3/24/2031	795,000	644,896
3.25%, 12/1/2026	45,000	41,518
3.50%, 12/1/2029	100,000	86,329
4.40%, 3/24/2051 (b)	35,000	26,433
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	21,366
4.38%, 4/15/2030	30,000	28,607
4.95%, 4/15/2050	35,000	32,712
Equinor ASA:
2.65%, 1/15/2024	75,000	73,006
2.88%, 4/6/2025	250,000	238,472
3.25%, 11/18/2049	305,000	218,532
3.63%, 9/10/2028 (b)	50,000	46,633
3.63%, 4/6/2040	100,000	80,334
3.70%, 3/1/2024	300,000	295,770
3.95%, 5/15/2043	50,000	40,700
4.80%, 11/8/2043	30,000	27,405
Exxon Mobil Corp.:
2.02%, 8/16/2024	50,000	47,757
2.44%, 8/16/2029 (b)	50,000	42,962
2.61%, 10/15/2030	300,000	254,661
2.99%, 3/19/2025	650,000	624,721
3.00%, 8/16/2039	50,000	37,308
3.10%, 8/16/2049	50,000	34,952
3.29%, 3/19/2027 (b)	350,000	329,427
3.45%, 4/15/2051	545,000	405,246
3.48%, 3/19/2030	250,000	227,362
4.11%, 3/1/2046	125,000	103,534
4.23%, 3/19/2040	105,000	91,279
4.33%, 3/19/2050	250,000	213,030
Hess Corp.:
5.60%, 2/15/2041	75,000	65,735
5.80%, 4/1/2047	250,000	224,440
Marathon Oil Corp.:
4.40%, 7/15/2027	50,000	46,704
5.20%, 6/1/2045	50,000	41,934
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	48,482
3.80%, 4/1/2028	30,000	26,860
4.50%, 4/1/2048	25,000	19,025
4.70%, 5/1/2025	350,000	344,022
5.13%, 12/15/2026	150,000	147,646
Phillips 66:
2.15%, 12/15/2030 (b)	150,000	115,756
3.85%, 4/9/2025	180,000	174,726
3.90%, 3/15/2028	50,000	45,973
4.88%, 11/15/2044	95,000	82,120

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Phillips 66 Co.:
3.15%, 12/15/2029 (e)	$100,000	$84,252
3.55%, 10/1/2026 (e)	10,000	9,286
3.75%, 3/1/2028 (e)	25,000	22,715
4.90%, 10/1/2046 (e)	10,000	8,590
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	95,000	82,963
2.15%, 1/15/2031	70,000	53,953
Shell International Finance B.V.:
2.38%, 11/7/2029	100,000	84,076
2.50%, 9/12/2026 (b)	150,000	137,056
2.75%, 4/6/2030	250,000	213,727
2.88%, 11/26/2041	350,000	245,518
3.13%, 11/7/2049	100,000	68,733
3.25%, 5/11/2025	100,000	96,141
3.25%, 4/6/2050 (b)	500,000	352,300
4.00%, 5/10/2046	100,000	79,712
4.13%, 5/11/2035	75,000	65,907
4.38%, 5/11/2045	250,000	210,335
4.55%, 8/12/2043	250,000	216,712
5.50%, 3/25/2040	25,000	24,752
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	199,759
4.00%, 11/15/2047	70,000	52,630
5.35%, 7/15/2033	25,000	23,146
6.50%, 6/15/2038	50,000	49,394
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	357,290
3.13%, 5/29/2050	200,000	137,956
3.75%, 4/10/2024	375,000	369,255
TotalEnergies Capital SA 3.88%, 10/11/2028	25,000	23,462
Valero Energy Corp.:
2.15%, 9/15/2027 (b)	250,000	216,015
3.65%, 12/1/2051	750,000	511,582
6.63%, 6/15/2037	250,000	250,035
		16,782,245
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
1.23%, 12/15/2023	40,000	38,402
2.06%, 12/15/2026 (b)	600,000	527,304
3.34%, 12/15/2027	50,000	44,960
4.08%, 12/15/2047	150,000	111,558
Halliburton Co.:
2.92%, 3/1/2030 (b)	500,000	417,090
3.80%, 11/15/2025	9,000	8,690
4.85%, 11/15/2035	150,000	130,510
5.00%, 11/15/2045	35,000	29,123
7.45%, 9/15/2039	25,000	26,695
Security Description	Principal Amount	Value
NOV, Inc. 3.60%, 12/1/2029	$100,000	$84,521
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	150,000	124,859
		1,543,712
PACKAGING & CONTAINERS — 0.1%
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031	130,000	102,034
Berry Global, Inc. 1.57%, 1/15/2026	250,000	218,517
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	21,126
3.40%, 12/15/2027 (b)	35,000	31,871
4.05%, 12/15/2049	10,000	7,540
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	500,000	387,135
3.38%, 9/15/2027	100,000	90,478
3.75%, 3/15/2025	100,000	96,334
4.20%, 6/1/2032	50,000	43,890
		998,925
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
2.60%, 11/21/2024	605,000	576,305
2.95%, 11/21/2026	605,000	553,496
3.20%, 5/14/2026	200,000	187,006
3.20%, 11/21/2029	245,000	214,963
3.60%, 5/14/2025	350,000	336,465
3.75%, 11/14/2023	235,000	232,591
3.80%, 3/15/2025	425,000	411,489
3.85%, 6/15/2024	50,000	49,091
4.05%, 11/21/2039	700,000	566,895
4.25%, 11/14/2028	35,000	32,919
4.25%, 11/21/2049	340,000	272,823
4.30%, 5/14/2036	50,000	43,337
4.40%, 11/6/2042	50,000	41,512
4.45%, 5/14/2046	150,000	122,514
4.50%, 5/14/2035	50,000	44,611
4.55%, 3/15/2035	350,000	314,461
4.75%, 3/15/2045	75,000	64,304
4.88%, 11/14/2048	25,000	21,953
AmerisourceBergen Corp.:
2.70%, 3/15/2031	200,000	160,852
2.80%, 5/15/2030	100,000	82,891
3.45%, 12/15/2027 (b)	50,000	45,922
Astrazeneca Finance LLC:
0.70%, 5/28/2024	80,000	75,006
1.20%, 5/28/2026	785,000	689,991
1.75%, 5/28/2028	55,000	46,348
2.25%, 5/28/2031	20,000	16,298
AstraZeneca PLC:
3.00%, 5/28/2051	780,000	539,237
3.38%, 11/16/2025	35,000	33,420
4.00%, 1/17/2029	35,000	33,192

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/18/2042	$25,000	$20,970
4.38%, 8/17/2048	40,000	35,070
6.45%, 9/15/2037	25,000	26,988
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	50,271
3.36%, 6/6/2024	23,000	22,378
3.70%, 6/6/2027	163,000	151,787
3.73%, 12/15/2024	14,000	13,601
4.69%, 12/15/2044	20,000	17,116
Becton Dickinson and Co. 4.67%, 6/6/2047	210,000	180,707
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	35,000	33,535
0.75%, 11/13/2025	50,000	44,374
1.13%, 11/13/2027	50,000	41,884
1.45%, 11/13/2030	30,000	23,147
2.35%, 11/13/2040	520,000	347,365
2.55%, 11/13/2050	30,000	18,542
2.90%, 7/26/2024	319,000	309,516
2.95%, 3/15/2032	95,000	81,551
3.25%, 8/1/2042	50,000	37,295
3.40%, 7/26/2029	155,000	140,819
3.70%, 3/15/2052	500,000	383,830
3.90%, 2/20/2028	100,000	95,370
4.13%, 6/15/2039	535,000	467,189
4.25%, 10/26/2049	150,000	125,669
4.35%, 11/15/2047	225,000	192,424
4.55%, 2/20/2048	100,000	87,852
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	241,657
3.41%, 6/15/2027	300,000	277,386
4.90%, 9/15/2045	25,000	20,958
Cigna Corp.:
1.25%, 3/15/2026	165,000	144,535
2.40%, 3/15/2030	120,000	97,961
3.05%, 10/15/2027	50,000	44,861
3.20%, 3/15/2040	585,000	422,259
3.40%, 3/15/2050	415,000	281,569
3.40%, 3/15/2051	290,000	198,096
4.38%, 10/15/2028	310,000	292,755
4.50%, 2/25/2026	750,000	731,962
4.80%, 8/15/2038	60,000	53,243
4.90%, 12/15/2048	295,000	255,511
6.13%, 11/15/2041	25,000	24,896
CVS Health Corp.:
1.30%, 8/21/2027	300,000	250,356
1.88%, 2/28/2031	250,000	190,407
2.70%, 8/21/2040	850,000	555,670
2.88%, 6/1/2026	210,000	194,890
3.38%, 8/12/2024 (b)	25,000	24,402
3.75%, 4/1/2030	250,000	222,700
3.88%, 7/20/2025	20,000	19,400
4.10%, 3/25/2025	311,000	304,453
4.13%, 4/1/2040	350,000	279,730
4.30%, 3/25/2028	179,000	169,302
Security Description	Principal Amount	Value
4.78%, 3/25/2038	$675,000	$591,590
4.88%, 7/20/2035	45,000	40,719
5.05%, 3/25/2048	300,000	264,099
5.13%, 7/20/2045	185,000	161,914
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	100,000	62,041
2.50%, 9/15/2060	250,000	148,070
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	100,000	96,088
3.00%, 6/1/2024	70,000	68,182
3.38%, 6/1/2029	835,000	758,055
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025 (b)	55,000	53,484
3.88%, 5/15/2028	100,000	94,194
4.20%, 3/18/2043 (b)	25,000	20,804
6.38%, 5/15/2038	50,000	54,413
Johnson & Johnson:
0.95%, 9/1/2027	65,000	55,033
1.30%, 9/1/2030	570,000	453,201
2.10%, 9/1/2040	65,000	43,291
2.25%, 9/1/2050	100,000	61,609
2.45%, 3/1/2026	30,000	28,084
2.45%, 9/1/2060	65,000	38,092
2.90%, 1/15/2028	250,000	230,517
3.38%, 12/5/2023	25,000	24,932
3.40%, 1/15/2038	100,000	83,081
3.55%, 3/1/2036	150,000	129,431
3.63%, 3/3/2037	200,000	173,008
3.75%, 3/3/2047	100,000	81,869
4.50%, 12/5/2043	50,000	45,911
McKesson Corp. 0.90%, 12/3/2025	370,000	324,161
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	22,316
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	307,317
1.45%, 6/24/2030	55,000	43,066
1.70%, 6/10/2027	850,000	743,546
1.90%, 12/10/2028	100,000	83,873
2.15%, 12/10/2031	195,000	156,825
2.35%, 6/24/2040	70,000	46,990
2.75%, 2/10/2025	325,000	311,902
2.75%, 12/10/2051	150,000	97,596
2.90%, 3/7/2024	45,000	44,008
3.40%, 3/7/2029	100,000	91,839
3.60%, 9/15/2042	25,000	19,759
3.70%, 2/10/2045	50,000	39,298
3.90%, 3/7/2039	100,000	85,085
4.00%, 3/7/2049	65,000	53,635
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	93,872
2.00%, 2/14/2027	100,000	89,702
2.20%, 8/14/2030	100,000	83,559
2.75%, 8/14/2050	815,000	552,969
3.00%, 11/20/2025	25,000	23,812

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 5/17/2027	$30,000	$28,141
3.40%, 5/6/2024	25,000	24,563
4.00%, 11/20/2045	50,000	42,183
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	120,041
1.75%, 8/18/2031	65,000	50,818
2.55%, 5/28/2040	150,000	105,213
2.70%, 5/28/2050 (b)	250,000	169,005
2.95%, 3/15/2024	100,000	97,917
3.00%, 12/15/2026	150,000	140,988
3.40%, 5/15/2024	25,000	24,553
3.45%, 3/15/2029	100,000	92,116
3.60%, 9/15/2028 (b)	100,000	94,050
3.90%, 3/15/2039	25,000	21,421
4.00%, 12/15/2036	150,000	132,835
4.00%, 3/15/2049	100,000	85,718
4.10%, 9/15/2038	200,000	175,586
4.20%, 9/15/2048	35,000	30,863
7.20%, 3/15/2039	75,000	89,279
Sanofi 3.63%, 6/19/2028	100,000	93,458
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	30,000	27,693
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	250,000	198,102
3.03%, 7/9/2040	200,000	141,428
3.18%, 7/9/2050	500,000	332,660
4.40%, 11/26/2023	100,000	100,000
5.00%, 11/26/2028	100,000	97,030
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	175,767
Viatris, Inc.:
2.70%, 6/22/2030	150,000	111,449
3.85%, 6/22/2040	500,000	310,845
4.00%, 6/22/2050	900,000	537,777
Wyeth LLC 6.00%, 2/15/2036	25,000	25,986
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	44,980
3.00%, 5/15/2050	105,000	69,182
3.90%, 8/20/2028	50,000	46,341
4.45%, 8/20/2048	25,000	21,142
4.70%, 2/1/2043	25,000	21,929
		25,116,002
PIPELINES — 0.8%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	45,000	36,262
4.80%, 5/3/2029	40,000	36,792
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	540,720
3.70%, 11/15/2029	90,000	78,175
Security Description	Principal Amount	Value
Enbridge, Inc.:
2.15%, 2/16/2024 (b)	$90,000	$86,553
2.50%, 2/14/2025	80,000	75,194
2.50%, 8/1/2033 (b)	200,000	150,402
3.40%, 8/1/2051	145,000	97,685
3.70%, 7/15/2027	50,000	46,407
4.00%, 11/15/2049	100,000	75,815
4.25%, 12/1/2026	50,000	47,645
Energy Transfer L.P.:
2.90%, 5/15/2025	500,000	466,000
4.00%, 10/1/2027	50,000	45,549
4.15%, 9/15/2029	100,000	87,340
4.20%, 4/15/2027	50,000	46,264
4.40%, 3/15/2027	50,000	46,681
4.75%, 1/15/2026	225,000	217,168
4.95%, 5/15/2028	30,000	27,974
5.00%, 5/15/2050	250,000	195,355
5.15%, 2/1/2043	25,000	19,684
5.15%, 3/15/2045	225,000	178,074
5.25%, 4/15/2029	275,000	259,377
5.30%, 4/1/2044	25,000	19,964
5.35%, 5/15/2045	25,000	20,166
5.40%, 10/1/2047	150,000	121,686
5.88%, 1/15/2024	250,000	250,567
6.25%, 4/15/2049	275,000	245,633
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	86,142
3.20%, 2/15/2052	200,000	127,958
3.30%, 2/15/2053	250,000	163,610
3.70%, 1/31/2051	1,250,000	879,900
3.75%, 2/15/2025	75,000	72,670
3.95%, 2/15/2027 (b)	200,000	190,176
4.15%, 10/16/2028	25,000	23,255
4.20%, 1/31/2050	65,000	49,611
4.80%, 2/1/2049	25,000	20,601
4.85%, 3/15/2044	50,000	41,794
4.90%, 5/15/2046	50,000	42,638
5.10%, 2/15/2045	200,000	171,258
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	126,040
Kinder Morgan Energy Partners L.P. 5.40%, 9/1/2044	25,000	21,223
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	110,000	82,265
3.25%, 8/1/2050	650,000	407,517
3.60%, 2/15/2051	600,000	396,672
4.30%, 6/1/2025	300,000	292,833
5.05%, 2/15/2046	50,000	40,940
5.30%, 12/1/2034	200,000	181,510
5.55%, 6/1/2045	150,000	131,250
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	36,981

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 2/1/2049	$275,000	$222,626
5.00%, 3/1/2026	50,000	49,386
MPLX L.P.:
1.75%, 3/1/2026	35,000	30,672
2.65%, 8/15/2030	500,000	393,060
4.00%, 3/15/2028	35,000	31,936
4.50%, 4/15/2038	180,000	144,596
4.70%, 4/15/2048	100,000	76,511
4.80%, 2/15/2029	105,000	98,124
4.88%, 6/1/2025	50,000	49,101
4.90%, 4/15/2058	25,000	18,709
4.95%, 3/14/2052	500,000	393,240
5.20%, 3/1/2047	100,000	82,405
5.20%, 12/1/2047	100,000	81,529
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	22,658
2.75%, 9/1/2024	100,000	95,191
3.10%, 3/15/2030	525,000	427,387
3.40%, 9/1/2029	100,000	84,045
4.00%, 7/13/2027	30,000	27,562
4.45%, 9/1/2049	40,000	28,502
4.50%, 3/15/2050	25,000	18,047
4.55%, 7/15/2028	50,000	45,790
4.95%, 7/13/2047	150,000	115,798
5.20%, 7/15/2048	25,000	20,034
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,053
4.50%, 12/15/2026	50,000	47,318
4.65%, 10/15/2025	400,000	385,272
4.70%, 6/15/2044	25,000	17,938
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	91,300
5.63%, 3/1/2025	200,000	199,660
5.75%, 5/15/2024	75,000	75,270
5.88%, 6/30/2026	250,000	249,867
4.50%, 5/15/2030	250,000	227,817
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	348,162
Targa Resources Corp. 5.20%, 7/1/2027	85,000	82,155
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	413,275
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	120,000	110,696
4.10%, 4/15/2030	700,000	627,354
4.63%, 3/1/2034	250,000	218,135
4.75%, 5/15/2038	100,000	86,929
7.63%, 1/15/2039	25,000	28,187
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	633,382
Security Description	Principal Amount	Value
7.85%, 2/1/2026	$200,000	$212,536
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	47,613
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	588,877
3.50%, 11/15/2030 (b)	100,000	85,056
3.75%, 6/15/2027	200,000	184,088
3.90%, 1/15/2025	50,000	48,435
4.55%, 6/24/2024	65,000	64,323
5.10%, 9/15/2045	125,000	105,852
5.75%, 6/24/2044	25,000	22,611
		14,889,046
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	49,018
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree L.P.:
2.00%, 6/15/2028	65,000	52,526
4.80%, 10/1/2032	250,000	223,295
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	92,069
3.00%, 5/18/2051	250,000	152,170
3.38%, 8/15/2031	60,000	50,479
3.45%, 4/30/2025	100,000	95,897
4.00%, 2/1/2050	100,000	75,124
4.70%, 7/1/2030	35,000	32,710
American Tower Corp.:
1.45%, 9/15/2026	200,000	170,706
1.50%, 1/31/2028	500,000	400,490
2.30%, 9/15/2031	145,000	108,292
2.75%, 1/15/2027	200,000	176,752
3.10%, 6/15/2050	100,000	62,176
3.13%, 1/15/2027	100,000	90,142
3.38%, 10/15/2026	75,000	68,692
3.65%, 3/15/2027	160,000	146,645
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	140,000	108,695
Series GMTN, 2.95%, 5/11/2026	50,000	46,256
Series MTN, 2.45%, 1/15/2031 (b)	70,000	57,016
Series MTN, 3.20%, 1/15/2028 (b)	40,000	36,240
Series MTN, 3.30%, 6/1/2029	65,000	57,843
Series MTN, 3.90%, 10/15/2046	50,000	38,620
Boston Properties L.P.:
2.45%, 10/1/2033 (b)	50,000	35,428
2.55%, 4/1/2032	200,000	147,710
2.75%, 10/1/2026	150,000	134,799
2.90%, 3/15/2030	35,000	28,124
3.40%, 6/21/2029	100,000	84,637
3.65%, 2/1/2026	100,000	94,191

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	$50,000	$40,472
2.50%, 8/16/2031	50,000	36,598
3.65%, 6/15/2024	50,000	48,405
4.05%, 7/1/2030	25,000	21,109
4.13%, 6/15/2026	50,000	46,700
4.13%, 5/15/2029	100,000	86,796
Camden Property Trust:
3.15%, 7/1/2029	65,000	56,705
4.10%, 10/15/2028 (b)	20,000	18,709
Corporate Office Properties L.P.:
2.25%, 3/15/2026	35,000	30,594
2.75%, 4/15/2031	40,000	29,607
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	374,470
2.50%, 7/15/2031	500,000	385,795
2.90%, 4/1/2041	500,000	326,435
3.20%, 9/1/2024	250,000	241,820
3.65%, 9/1/2027	150,000	135,903
3.70%, 6/15/2026	15,000	14,070
4.00%, 3/1/2027	20,000	18,661
4.75%, 5/15/2047	100,000	82,065
CubeSmart L.P.:
3.00%, 2/15/2030	100,000	82,836
4.38%, 2/15/2029	30,000	27,738
Digital Realty Trust L.P. 3.70%, 8/15/2027	150,000	138,781
Duke Realty L.P.:
1.75%, 2/1/2031	70,000	53,693
2.25%, 1/15/2032	100,000	78,004
3.05%, 3/1/2050	10,000	6,701
4.00%, 9/15/2028	100,000	92,941
Equinix, Inc.:
1.00%, 9/15/2025 (b)	150,000	132,144
1.45%, 5/15/2026	70,000	60,664
1.55%, 3/15/2028	75,000	60,366
2.00%, 5/15/2028	70,000	57,263
2.50%, 5/15/2031 (b)	100,000	77,017
2.63%, 11/18/2024	65,000	61,428
2.95%, 9/15/2051	150,000	89,733
3.20%, 11/18/2029 (b)	45,000	38,044
3.40%, 2/15/2052	50,000	32,924
3.90%, 4/15/2032	100,000	84,909
ERP Operating L.P.:
1.85%, 8/1/2031	200,000	153,050
3.00%, 7/1/2029	25,000	21,708
3.50%, 3/1/2028 (b)	100,000	90,991
4.00%, 8/1/2047	50,000	39,014
4.15%, 12/1/2028	100,000	92,010
Essex Portfolio L.P.:
1.70%, 3/1/2028	165,000	133,820
2.55%, 6/15/2031	30,000	23,597
3.00%, 1/15/2030	25,000	20,847
Security Description	Principal Amount	Value
3.63%, 5/1/2027 (b)	$50,000	$46,448
4.00%, 3/1/2029	65,000	59,051
4.50%, 3/15/2048	50,000	40,071
Extra Space Storage L.P.:
2.35%, 3/15/2032	70,000	51,628
3.90%, 4/1/2029	520,000	461,536
Federal Realty Investment Trust:
3.20%, 6/15/2029	75,000	64,018
3.25%, 7/15/2027	50,000	45,346
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	75,030
3.35%, 9/1/2024	55,000	52,208
4.00%, 1/15/2030	65,000	54,029
4.00%, 1/15/2031	50,000	40,909
5.25%, 6/1/2025	20,000	19,357
5.38%, 11/1/2023	20,000	19,668
5.38%, 4/15/2026	40,000	38,249
5.75%, 6/1/2028	20,000	18,822
Healthcare Realty Holdings L.P.:
2.00%, 3/15/2031 (b)	55,000	40,567
3.50%, 8/1/2026	25,000	23,071
Healthpeak Properties, Inc.:
1.35%, 2/1/2027	100,000	84,823
2.13%, 12/1/2028	125,000	102,752
2.88%, 1/15/2031	125,000	101,995
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	20,198
3.88%, 3/1/2027	50,000	46,034
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	48,672
Series H, 3.38%, 12/15/2029	150,000	122,082
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	200,000	158,790
4.65%, 4/1/2029	25,000	22,177
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	39,988
3.45%, 12/15/2024	50,000	47,925
4.75%, 12/15/2028	25,000	22,853
Kimco Realty Corp.:
2.25%, 12/1/2031	180,000	135,295
2.80%, 10/1/2026	50,000	45,244
3.30%, 2/1/2025	40,000	38,433
3.70%, 10/1/2049	100,000	68,986
3.80%, 4/1/2027	25,000	23,275
4.60%, 2/1/2033	250,000	226,057
Life Storage L.P.:
2.40%, 10/15/2031	70,000	52,740
4.00%, 6/15/2029	100,000	88,779
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	46,402
3.95%, 3/15/2029	100,000	91,066

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
National Retail Properties, Inc.:
3.00%, 4/15/2052	$250,000	$150,810
3.10%, 4/15/2050	100,000	62,303
3.50%, 4/15/2051	45,000	30,195
3.60%, 12/15/2026	50,000	46,232
4.30%, 10/15/2028	35,000	32,122
Office Properties Income Trust:
2.40%, 2/1/2027	50,000	35,974
4.25%, 5/15/2024	50,000	46,011
4.50%, 2/1/2025	25,000	22,554
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	141,724
3.63%, 10/1/2029	50,000	40,683
Physicians Realty L.P.:
2.63%, 11/1/2031 (b)	25,000	19,005
3.95%, 1/15/2028	100,000	90,391
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	100,000	77,774
Prologis L.P.:
1.25%, 10/15/2030	30,000	22,380
1.63%, 3/15/2031 (b)	250,000	189,837
1.75%, 2/1/2031	70,000	69,559
2.13%, 4/15/2027	50,000	44,348
2.25%, 4/15/2030	65,000	53,117
2.25%, 1/15/2032	100,000	98,917
3.00%, 4/15/2050	50,000	33,283
3.05%, 3/1/2050	10,000	9,749
4.00%, 9/15/2028	100,000	99,310
4.38%, 2/1/2029	65,000	61,617
Public Storage:
1.50%, 11/9/2026 (b)	50,000	44,102
1.85%, 5/1/2028	250,000	210,727
2.25%, 11/9/2031	65,000	51,239
Realty Income Corp.:
0.75%, 3/15/2026	250,000	214,755
1.80%, 3/15/2033	300,000	211,062
2.85%, 12/15/2032	250,000	200,405
3.10%, 12/15/2029	150,000	128,721
3.65%, 1/15/2028	100,000	91,951
3.88%, 4/15/2025	100,000	97,209
3.95%, 8/15/2027	40,000	37,580
4.13%, 10/15/2026	50,000	47,961
4.60%, 2/6/2024 (b)	5,000	4,982
4.63%, 11/1/2025	50,000	49,256
4.88%, 6/1/2026	10,000	9,850
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	45,965
4.40%, 2/1/2047	150,000	116,062
Sabra Health Care L.P.:
3.20%, 12/1/2031	150,000	111,733
5.13%, 8/15/2026	25,000	23,468
Security Description	Principal Amount	Value
Simon Property Group L.P.:
1.38%, 1/15/2027 (b)	$200,000	$170,846
1.75%, 2/1/2028	250,000	207,497
2.20%, 2/1/2031	250,000	191,982
2.65%, 7/15/2030 (b)	350,000	283,045
2.65%, 2/1/2032	500,000	390,430
4.25%, 11/30/2046	50,000	38,973
Spirit Realty L.P.:
2.10%, 3/15/2028	50,000	39,915
2.70%, 2/15/2032	60,000	43,326
3.40%, 1/15/2030	100,000	81,664
STORE Capital Corp.:
2.70%, 12/1/2031	100,000	86,507
4.50%, 3/15/2028	50,000	47,853
Sun Communities Operating L.P.:
2.30%, 11/1/2028	65,000	52,281
2.70%, 7/15/2031	40,000	30,297
4.20%, 4/15/2032	50,000	41,927
Tanger Properties L.P. 3.88%, 7/15/2027 (b)	50,000	44,456
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	133,221
Series MTN, 1.90%, 3/15/2033	250,000	173,900
Series MTN, 2.95%, 9/1/2026	25,000	22,705
Series MTN, 3.50%, 7/1/2027	50,000	45,786
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	23,522
3.00%, 1/15/2030	50,000	41,550
3.85%, 4/1/2027	100,000	93,302
4.00%, 3/1/2028	100,000	91,703
4.38%, 2/1/2045	75,000	58,471
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	46,685
Welltower, Inc.:
2.05%, 1/15/2029	560,000	448,739
2.70%, 2/15/2027	50,000	44,608
2.80%, 6/1/2031	200,000	158,658
3.10%, 1/15/2030	55,000	45,805
4.00%, 6/1/2025	175,000	168,182
4.13%, 3/15/2029	100,000	90,741
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	48,757
4.00%, 11/15/2029	200,000	179,788
WP Carey, Inc.:
2.25%, 4/1/2033 (b)	50,000	35,514
3.85%, 7/15/2029	100,000	88,272
		16,363,266
RETAIL — 0.7%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	100,000	86,044

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
AutoNation, Inc.:
3.85%, 3/1/2032	$200,000	$158,982
4.75%, 6/1/2030	50,000	43,992
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	29,737
3.13%, 4/18/2024	100,000	97,305
3.75%, 6/1/2027	100,000	93,840
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	50,000	46,815
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	86,414
1.60%, 4/20/2030 (b)	65,000	52,337
1.75%, 4/20/2032 (b)	530,000	409,372
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,041
4.55%, 2/15/2048	15,000	11,243
Dollar General Corp.:
4.13%, 5/1/2028	70,000	66,117
4.15%, 11/1/2025	25,000	24,252
4.25%, 9/20/2024	45,000	44,458
4.63%, 11/1/2027	100,000	97,375
5.00%, 11/1/2032	60,000	57,712
5.50%, 11/1/2052	100,000	96,882
Dollar Tree, Inc.:
2.65%, 12/1/2031	200,000	156,918
4.00%, 5/15/2025	100,000	96,923
4.20%, 5/15/2028 (b)	45,000	41,926
Genuine Parts Co. 1.75%, 2/1/2025	40,000	36,977
Home Depot, Inc.:
1.50%, 9/15/2028 (b)	100,000	83,085
1.88%, 9/15/2031 (b)	40,000	31,065
2.13%, 9/15/2026	150,000	136,138
2.38%, 3/15/2051	500,000	294,510
2.50%, 4/15/2027	350,000	318,472
2.70%, 4/15/2030	250,000	213,730
2.75%, 9/15/2051	100,000	63,742
2.80%, 9/14/2027	250,000	228,790
2.88%, 4/15/2027	100,000	92,533
3.00%, 4/1/2026	350,000	330,599
3.13%, 12/15/2049	100,000	68,712
3.25%, 4/15/2032	130,000	112,693
3.30%, 4/15/2040	250,000	191,447
3.35%, 4/15/2050	150,000	107,671
3.75%, 2/15/2024	25,000	24,737
4.00%, 9/15/2025	80,000	78,727
4.25%, 4/1/2046	35,000	29,384
4.95%, 9/15/2052	250,000	234,372
5.95%, 4/1/2041	50,000	51,944
Kohl's Corp.:
3.38%, 5/1/2031	90,000	55,345
5.55%, 7/17/2045	20,000	11,896
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	16,210
1.70%, 9/15/2028	25,000	20,414
Security Description	Principal Amount	Value
1.70%, 10/15/2030	$520,000	$392,460
2.50%, 4/15/2026	50,000	46,106
2.63%, 4/1/2031	100,000	80,371
3.00%, 10/15/2050	265,000	162,047
3.10%, 5/3/2027 (b)	200,000	183,566
3.35%, 4/1/2027	90,000	83,484
3.38%, 9/15/2025	25,000	23,872
3.50%, 4/1/2051	50,000	33,500
3.70%, 4/15/2046	50,000	35,796
3.75%, 4/1/2032	250,000	216,235
4.05%, 5/3/2047	300,000	225,423
4.40%, 9/8/2025	70,000	68,994
5.00%, 4/15/2033	210,000	198,876
5.80%, 9/15/2062	250,000	229,870
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	13,692
Series MTN, 2.13%, 3/1/2030 (b)	15,000	12,241
Series MTN, 2.63%, 9/1/2029 (b)	75,000	64,194
Series MTN, 3.50%, 3/1/2027	50,000	47,192
Series MTN, 3.60%, 7/1/2030	250,000	225,120
Series MTN, 3.63%, 9/1/2049	160,000	116,645
Series MTN, 3.70%, 1/30/2026	75,000	72,385
Series MTN, 3.80%, 4/1/2028	100,000	93,908
Series MTN, 4.20%, 4/1/2050 (b)	750,000	602,580
Series MTN, 4.45%, 3/1/2047	125,000	105,040
Series MTN, 4.45%, 9/1/2048	20,000	16,731
Series MTN, 4.70%, 12/9/2035	150,000	137,830
Series MTN, 4.88%, 12/9/2045	100,000	88,715
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (b)	45,000	33,665
3.60%, 9/1/2027	50,000	46,357
4.35%, 6/1/2028	100,000	95,188
Starbucks Corp.:
2.00%, 3/12/2027	100,000	87,779
2.25%, 3/12/2030	100,000	80,927
2.55%, 11/15/2030	100,000	81,566
3.00%, 2/14/2032 (b)	220,000	182,453
3.35%, 3/12/2050	25,000	16,987
3.50%, 11/15/2050	150,000	105,184
3.80%, 8/15/2025	50,000	48,560
3.85%, 10/1/2023	25,000	24,833
4.00%, 11/15/2028	50,000	46,967
4.45%, 8/15/2049	100,000	81,859

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/15/2048	$30,000	$24,796
Target Corp.:
1.95%, 1/15/2027 (b)	200,000	179,464
2.25%, 4/15/2025	500,000	471,435
2.50%, 4/15/2026	50,000	46,390
3.38%, 4/15/2029	100,000	91,801
TJX Cos., Inc.:
1.60%, 5/15/2031	250,000	188,960
2.25%, 9/15/2026	50,000	45,541
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	42,061
3.45%, 6/1/2026	250,000	235,220
4.10%, 4/15/2050 (b)	350,000	250,362
Walmart, Inc.:
1.05%, 9/17/2026	165,000	144,164
1.50%, 9/22/2028	500,000	418,075
1.80%, 9/22/2031	570,000	454,193
2.50%, 9/22/2041	750,000	523,027
2.65%, 12/15/2024	150,000	144,685
2.65%, 9/22/2051	400,000	269,796
3.25%, 7/8/2029	80,000	73,266
3.30%, 4/22/2024	325,000	319,452
4.50%, 9/9/2052	250,000	234,590
		13,312,354
SEMICONDUCTORS — 0.6%
Analog Devices, Inc. 2.10%, 10/1/2031	500,000	397,005
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	23,713
3.90%, 10/1/2025	25,000	24,491
4.35%, 4/1/2047	100,000	86,287
5.10%, 10/1/2035	50,000	49,107
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	350,000	322,588
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	80,000	65,646
2.45%, 2/15/2031 (e)	700,000	527,086
2.60%, 2/15/2033 (e)	200,000	143,244
3.14%, 11/15/2035 (e)	750,000	525,847
3.15%, 11/15/2025	80,000	75,182
3.42%, 4/15/2033 (e)	315,000	241,681
3.47%, 4/15/2034 (e)	250,000	188,015
3.50%, 2/15/2041 (e)	315,000	212,445
3.75%, 2/15/2051 (e)	40,000	26,079
4.11%, 9/15/2028	159,000	143,846
4.15%, 11/15/2030	100,000	86,432
4.30%, 11/15/2032	55,000	46,330
4.75%, 4/15/2029	150,000	140,205
4.93%, 5/15/2037 (e)	500,000	413,635
5.00%, 4/15/2030	200,000	185,896
Intel Corp.:
1.60%, 8/12/2028	55,000	45,621
2.00%, 8/12/2031 (b)	100,000	77,540
Security Description	Principal Amount	Value
2.45%, 11/15/2029	$150,000	$125,362
2.88%, 5/11/2024	200,000	194,852
3.05%, 8/12/2051	350,000	223,891
3.10%, 2/15/2060	150,000	90,576
3.15%, 5/11/2027 (b)	200,000	186,192
3.25%, 11/15/2049	150,000	99,831
3.40%, 3/25/2025 (b)	500,000	484,820
3.75%, 3/25/2027	300,000	287,154
3.75%, 8/5/2027 (b)	250,000	237,320
4.10%, 5/19/2046	370,000	296,577
4.10%, 5/11/2047	50,000	39,492
4.75%, 3/25/2050	150,000	129,348
KLA Corp.:
3.30%, 3/1/2050	50,000	35,148
4.10%, 3/15/2029	65,000	61,719
Lam Research Corp.:
3.75%, 3/15/2026	50,000	48,030
4.00%, 3/15/2029	280,000	262,044
4.88%, 3/15/2049	25,000	22,983
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	56,836
2.45%, 4/15/2028	65,000	53,934
2.95%, 4/15/2031	60,000	46,552
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	79,995
4.66%, 2/15/2030	200,000	178,580
NVIDIA Corp.:
0.58%, 6/14/2024	75,000	70,102
1.55%, 6/15/2028	100,000	82,915
2.00%, 6/15/2031	100,000	78,788
3.20%, 9/16/2026	50,000	47,607
3.50%, 4/1/2040	300,000	233,913
3.50%, 4/1/2050	150,000	110,409
NXP BV/NXP Funding LLC 4.88%, 3/1/2024	100,000	98,903
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025	10,000	9,286
3.15%, 5/1/2027	15,000	13,466
3.25%, 5/11/2041	350,000	229,481
3.40%, 5/1/2030	570,000	474,685
4.30%, 6/18/2029	500,000	446,135
4.40%, 6/1/2027	75,000	70,798
5.00%, 1/15/2033	100,000	89,681
QUALCOMM, Inc.:
1.30%, 5/20/2028	250,000	206,520
2.15%, 5/20/2030 (b)	100,000	82,599
2.90%, 5/20/2024	200,000	194,474
3.25%, 5/20/2027	50,000	46,834
3.25%, 5/20/2050 (b)	45,000	32,519
3.45%, 5/20/2025	50,000	48,512
4.25%, 5/20/2032 (b)	90,000	84,994
4.30%, 5/20/2047	50,000	42,515
4.80%, 5/20/2045	25,000	22,597

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Texas Instruments, Inc.:
2.90%, 11/3/2027	$70,000	$64,037
3.88%, 3/15/2039	250,000	216,060
4.15%, 5/15/2048	150,000	128,343
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	659,415
3.13%, 10/25/2041	750,000	560,145
3.88%, 4/22/2027	200,000	190,576
Xilinx, Inc. 2.95%, 6/1/2024 (b)	50,000	48,688
		11,974,154
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	100,000	81,148
SOFTWARE — 0.6%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	131,100
Adobe, Inc.:
1.90%, 2/1/2025	30,000	28,259
2.30%, 2/1/2030	30,000	24,989
3.25%, 2/1/2025	25,000	24,261
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	124,523
3.50%, 6/15/2027	50,000	46,331
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	118,550
2.90%, 12/1/2029	50,000	41,525
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	69,421
2.95%, 2/15/2051 (b)	65,000	42,154
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	35,000	32,816
1.15%, 3/1/2026	305,000	263,688
1.65%, 3/1/2028	35,000	28,670
2.25%, 3/1/2031	100,000	77,102
3.10%, 3/1/2041	15,000	9,975
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	43,146
2.65%, 6/1/2030 (b)	50,000	40,532
2.75%, 7/1/2024	100,000	96,017
3.20%, 7/1/2026	275,000	253,467
3.50%, 7/1/2029	65,000	56,641
3.80%, 10/1/2023 (b)	150,000	148,478
4.20%, 10/1/2028	65,000	60,197
4.40%, 7/1/2049	60,000	46,509
Intuit, Inc.:
0.95%, 7/15/2025	15,000	13,524
1.65%, 7/15/2030	15,000	11,697
Microsoft Corp.:
2.40%, 8/8/2026	200,000	185,180
2.53%, 6/1/2050	1,668,000	1,097,060
2.68%, 6/1/2060	288,000	182,413
Security Description	Principal Amount	Value
2.88%, 2/6/2024	$500,000	$490,125
2.92%, 3/17/2052	860,000	608,063
3.04%, 3/17/2062	312,000	212,856
3.13%, 11/3/2025	50,000	48,089
3.30%, 2/6/2027	280,000	266,804
3.45%, 8/8/2036	262,000	228,978
3.63%, 12/15/2023 (b)	25,000	24,772
Oracle Corp.:
1.65%, 3/25/2026	590,000	517,412
2.30%, 3/25/2028	105,000	87,640
2.50%, 4/1/2025	600,000	559,722
2.65%, 7/15/2026	45,000	40,493
2.80%, 4/1/2027	250,000	220,902
2.88%, 3/25/2031	370,000	291,467
2.95%, 5/15/2025	10,000	9,404
2.95%, 4/1/2030	300,000	242,100
3.60%, 4/1/2040	750,000	508,597
3.60%, 4/1/2050	525,000	328,471
3.65%, 3/25/2041	910,000	617,708
3.80%, 11/15/2037	180,000	131,107
3.85%, 7/15/2036	150,000	112,304
3.85%, 4/1/2060	250,000	151,095
3.90%, 5/15/2035	5,000	3,833
3.95%, 3/25/2051	370,000	245,632
4.00%, 7/15/2046	180,000	121,824
4.10%, 3/25/2061	145,000	91,779
4.30%, 7/8/2034	200,000	163,352
4.38%, 5/15/2055	10,000	6,782
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	184,897
2.00%, 6/30/2030	30,000	23,025
2.95%, 9/15/2029	40,000	33,732
3.80%, 12/15/2026	30,000	28,418
4.20%, 9/15/2028	65,000	60,817
Salesforce, Inc.:
0.63%, 7/15/2024	55,000	51,327
1.50%, 7/15/2028 (b)	65,000	54,575
1.95%, 7/15/2031 (b)	120,000	94,627
2.70%, 7/15/2041	60,000	41,362
2.90%, 7/15/2051	100,000	66,013
3.05%, 7/15/2061	50,000	31,245
3.70%, 4/11/2028	25,000	23,741
ServiceNow, Inc. 1.40%, 9/1/2030 (b)	65,000	47,889
VMware, Inc.:
1.00%, 8/15/2024	750,000	694,350
1.40%, 8/15/2026	500,000	428,300
3.90%, 8/21/2027	150,000	138,179
Workday, Inc. 3.50%, 4/1/2027	550,000	509,294
		12,141,327
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	167,730
4.38%, 7/16/2042	50,000	40,706

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 4/22/2049 (b)	$200,000	$165,148
4.70%, 7/21/2032	200,000	187,782
6.13%, 3/30/2040	100,000	99,596
AT&T, Inc.:
1.65%, 2/1/2028	530,000	436,174
1.70%, 3/25/2026	850,000	755,650
2.25%, 2/1/2032 (b)	125,000	94,585
2.30%, 6/1/2027	550,000	481,695
2.55%, 12/1/2033	350,000	260,459
2.75%, 6/1/2031	350,000	280,647
3.10%, 2/1/2043	150,000	99,977
3.50%, 6/1/2041	600,000	432,564
3.50%, 9/15/2053	900,000	599,661
3.55%, 9/15/2055	429,000	281,716
3.65%, 6/1/2051	100,000	68,196
3.65%, 9/15/2059	294,000	190,877
3.80%, 2/15/2027	150,000	141,078
3.80%, 12/1/2057	471,000	318,688
3.85%, 6/1/2060	45,000	30,273
4.10%, 2/15/2028	184,000	171,746
4.50%, 5/15/2035	300,000	259,713
4.55%, 3/9/2049	208,000	166,001
4.65%, 6/1/2044	25,000	20,316
4.75%, 5/15/2046	30,000	25,134
4.85%, 3/1/2039	570,000	494,321
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	55,000	43,980
4.46%, 4/1/2048	30,000	24,304
Series US-3, 0.75%, 3/17/2024	150,000	141,267
Series US-4, 3.65%, 3/17/2051	150,000	105,407
British Telecommunications PLC 5.13%, 12/4/2028	200,000	187,706
Cisco Systems, Inc.:
3.50%, 6/15/2025	25,000	24,355
3.63%, 3/4/2024	25,000	24,691
5.50%, 1/15/2040	300,000	298,821
Corning, Inc.:
4.38%, 11/15/2057	25,000	18,637
5.35%, 11/15/2048	100,000	90,179
5.75%, 8/15/2040	25,000	24,147
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	250,000	286,692
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	219,022
2.00%, 12/10/2030	250,000	183,718
3.75%, 8/15/2029	100,000	85,915
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	76,644
4.00%, 9/1/2024	3,000	2,941
4.60%, 2/23/2028	125,000	118,190
4.60%, 5/23/2029	50,000	46,077
Security Description	Principal Amount	Value
Orange SA 5.50%, 2/6/2044	$50,000	$47,689
Rogers Communications, Inc.:
3.20%, 3/15/2027 (e)	135,000	123,526
3.70%, 11/15/2049 (b)	50,000	34,257
3.80%, 3/15/2032 (e)	125,000	107,759
4.30%, 2/15/2048	40,000	30,244
4.35%, 5/1/2049	155,000	116,847
4.55%, 3/15/2052 (e)	500,000	400,370
5.00%, 3/15/2044	50,000	40,942
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	117,459
5.21%, 3/8/2047	300,000	228,405
5.52%, 3/1/2049	150,000	121,470
7.05%, 6/20/2036	25,000	24,705
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	27,137
TELUS Corp. 4.60%, 11/16/2048	150,000	126,162
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	37,347
2.25%, 11/15/2031	50,000	37,796
2.55%, 2/15/2031	165,000	130,711
2.70%, 3/15/2032	500,000	391,365
3.00%, 2/15/2041	555,000	370,213
3.30%, 2/15/2051	350,000	228,238
3.50%, 4/15/2025	650,000	621,829
3.60%, 11/15/2060	20,000	12,933
3.75%, 4/15/2027	150,000	138,645
3.88%, 4/15/2030	380,000	336,756
4.38%, 4/15/2040	350,000	286,216
4.50%, 4/15/2050	545,000	438,333
5.20%, 1/15/2033	250,000	239,230
5.65%, 1/15/2053	250,000	236,595
Verizon Communications, Inc.:
0.75%, 3/22/2024	555,000	524,614
0.85%, 11/20/2025	200,000	175,472
1.45%, 3/20/2026	580,000	511,804
1.50%, 9/18/2030	60,000	45,113
1.68%, 10/30/2030	55,000	41,291
1.75%, 1/20/2031	200,000	149,988
2.10%, 3/22/2028	500,000	421,910
2.55%, 3/21/2031	500,000	399,175
2.63%, 8/15/2026	50,000	45,480
2.65%, 11/20/2040	200,000	129,718
2.88%, 11/20/2050	200,000	122,878
2.99%, 10/30/2056	337,000	200,063
3.00%, 11/20/2060	175,000	101,822
3.15%, 3/22/2030	500,000	424,580
3.38%, 2/15/2025	500,000	483,680
3.40%, 3/22/2041	500,000	366,005
3.55%, 3/22/2051	500,000	353,055
3.70%, 3/22/2061	500,000	340,250
3.88%, 2/8/2029	10,000	9,129

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/22/2050	$500,000	$381,735
4.02%, 12/3/2029	350,000	317,355
4.27%, 1/15/2036	28,000	23,960
4.33%, 9/21/2028	285,000	268,370
4.40%, 11/1/2034	250,000	218,657
4.50%, 8/10/2033	250,000	225,202
Vodafone Group PLC:
4.13%, 5/30/2025	50,000	49,022
4.38%, 5/30/2028	500,000	471,170
4.38%, 2/19/2043	75,000	57,434
5.00%, 5/30/2038	250,000	214,783
5.25%, 5/30/2048	225,000	185,243
		20,585,263
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	27,283
3.90%, 11/19/2029	100,000	87,588
		114,871
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051 (b)	15,000	10,203
3.30%, 9/15/2051	350,000	247,975
3.40%, 9/1/2024	100,000	97,803
3.55%, 2/15/2050	250,000	186,777
3.75%, 4/1/2024	25,000	24,700
3.90%, 8/1/2046	100,000	79,867
4.05%, 6/15/2048	155,000	126,633
4.13%, 6/15/2047	150,000	124,657
4.15%, 12/15/2048	30,000	24,900
4.45%, 3/15/2043 (b)	50,000	43,364
4.55%, 9/1/2044	50,000	43,676
4.90%, 4/1/2044	125,000	114,285
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	9,057
2.75%, 3/1/2026 (b)	100,000	93,296
2.95%, 11/21/2024	50,000	48,165
3.20%, 8/2/2046 (b)	25,000	17,948
3.65%, 2/3/2048	50,000	38,408
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	150,000	138,967
1.75%, 12/2/2026	80,000	70,097
2.05%, 3/5/2030	35,000	28,044
2.45%, 12/2/2031	565,000	452,836
3.00%, 12/2/2041	350,000	250,026
4.00%, 6/1/2028	100,000	94,225
4.80%, 9/15/2035	30,000	27,494
CSX Corp.:
2.40%, 2/15/2030	50,000	41,275
2.50%, 5/15/2051	610,000	365,628
3.25%, 6/1/2027	50,000	46,024
3.35%, 9/15/2049	65,000	45,683
3.40%, 8/1/2024	25,000	24,377
Security Description	Principal Amount	Value
3.80%, 3/1/2028	$50,000	$46,955
3.80%, 11/1/2046	100,000	76,303
4.10%, 3/15/2044	75,000	60,083
4.25%, 3/15/2029	95,000	89,639
4.30%, 3/1/2048	50,000	41,271
4.50%, 3/15/2049	125,000	105,943
4.65%, 3/1/2068	50,000	40,643
FedEx Corp.:
2.40%, 5/15/2031 (b)	65,000	50,645
3.25%, 5/15/2041	65,000	44,717
3.40%, 2/15/2028	50,000	45,473
3.90%, 2/1/2035	200,000	163,844
4.05%, 2/15/2048	50,000	36,676
4.55%, 4/1/2046	100,000	79,147
4.75%, 11/15/2045	25,000	20,249
4.95%, 10/17/2048	100,000	84,353
5.25%, 5/15/2050 (b)	250,000	218,832
Kansas City Southern:
2.88%, 11/15/2029	65,000	55,362
3.50%, 5/1/2050	25,000	17,490
4.70%, 5/1/2048	50,000	42,733
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	139,560
2.90%, 8/25/2051	150,000	95,010
3.00%, 3/15/2032 (b)	150,000	125,745
3.05%, 5/15/2050	350,000	228,228
3.15%, 6/1/2027	50,000	45,968
3.16%, 5/15/2055	68,000	43,577
3.40%, 11/1/2049	100,000	70,099
3.94%, 11/1/2047	100,000	77,881
4.45%, 6/15/2045	19,000	15,940
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	125,000	109,342
Series MTN, 2.50%, 9/1/2024	40,000	38,186
Series MTN, 2.85%, 3/1/2027	145,000	129,044
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	223,275
2.38%, 5/20/2031 (b)	40,000	32,535
2.40%, 2/5/2030	500,000	417,765
2.75%, 3/1/2026	50,000	46,568
2.80%, 2/14/2032 (b)	70,000	58,277
2.97%, 9/16/2062	110,000	66,761
3.20%, 5/20/2041	70,000	52,362
3.25%, 2/5/2050	700,000	494,921
3.38%, 2/14/2042	40,000	30,461
3.50%, 2/14/2053	75,000	54,506
3.55%, 5/20/2061	100,000	69,522
3.80%, 10/1/2051	52,000	40,189
3.80%, 4/6/2071	175,000	123,515
3.84%, 3/20/2060	130,000	96,704
4.10%, 9/15/2067	15,000	11,336
4.50%, 1/20/2033	250,000	237,560

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 9/9/2052	$250,000	$233,795
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	27,561
3.05%, 11/15/2027 (b)	50,000	46,474
3.75%, 11/15/2047	175,000	139,597
3.90%, 4/1/2025	500,000	491,185
5.30%, 4/1/2050 (b)	200,000	200,832
		8,551,029
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	144,518
3.10%, 6/1/2051	250,000	145,597
3.85%, 3/30/2027	50,000	45,775
4.55%, 11/7/2028	50,000	46,337
4.70%, 4/1/2029	25,000	23,347
		405,574
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	53,895
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	79,290
2.95%, 9/1/2027 (b)	121,000	109,833
3.25%, 6/1/2051	100,000	69,871
3.40%, 3/1/2025	25,000	24,134
3.45%, 5/1/2050	50,000	35,977
3.75%, 9/1/2028 (b)	100,000	93,080
3.75%, 9/1/2047	100,000	75,169
4.30%, 12/1/2042	25,000	20,894
Essential Utilities, Inc.:
2.40%, 5/1/2031 (b)	105,000	82,197
2.70%, 4/15/2030	60,000	49,414
		639,859
TOTAL CORPORATE BONDS & NOTES (Cost $554,954,705)		454,554,134
ASSET-BACKED SECURITIES — 0.3%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2022-1, Class A3, 2.45%, 11/18/2026	250,000	241,649
BMW Vehicle Lease Trust 2022-1 Series 2022-1, Class A3, 1.10%, 3/25/2025	300,000	288,943
Carmax Auto Owner Trust 2020-1 Series 2020-1, Class A4, 2.03%, 6/16/2025	235,000	227,835
Security Description	Principal Amount	Value
Carvana Auto Receivables Trust 2021-P4 Series 2021-P4, Class A3, 1.31%, 1/11/2027	$175,000	$165,684
Ford Credit Auto Owner Trust Series 2022-A, Class A3, 1.29%, 6/15/2026	218,000	207,881
GM Financial Automobile Leasing Trust 2022-2 Series 2022-2, Class A3, 3.42%, 6/20/2025	400,000	392,754
GM Financial Consumer Automobile Receivables Trust Series 2022-1, Class A3, 1.26%, 11/16/2026	300,000	285,327
Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.74%, 5/15/2026	350,000	330,313
Toyota Auto Receivables 2022-A Owner Trust Series 2022-A, Class A3, 1.23%, 6/15/2026	150,000	142,153
Toyota Auto Receivables Owner Trust Series 2020-D, Class A4, 0.47%, 1/15/2026	250,000	236,060
Volkswagen Auto Loan Enhanced Trust Series 2021-1, Class A3, 1.02%, 6/22/2026	100,000	94,809
		2,613,408
CREDIT CARD — 0.1%
American Express Credit Account Master Trust Series 2021-1, Class A, 0.90%, 11/15/2026	368,000	341,562
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026 (b)	245,000	230,311
Capital One Multi-Asset Execution Trust:
Series 2022-A2, Class A, 3.49%, 5/15/2027	500,000	486,043
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	291,623
Chase Issuance Trust Series 2022-A1, Class A, Class A, COR, 3.97%, 9/15/2027	181,000	177,716
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	193,523

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	$271,000	$234,242
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	241,465
Synchrony Card Funding LLC Series 2022-A1, Class A, 3.37%, 4/15/2028	180,000	174,432
		2,370,917
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2021-B, Class A3, 0.44%, 8/17/2026	200,000	189,093
John Deere Owner Trust Series 2021-B, Class A3, 0.52%, 3/16/2026	86,000	81,168
Verizon Master Trust Series 2021-1, Class A, 0.50%, 5/20/2027	353,000	329,265
		599,526
TOTAL ASSET-BACKED SECURITIES (Cost $5,915,150)		5,583,851
FOREIGN GOVERNMENT OBLIGATIONS — 3.3%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	90,000	80,080
1.50%, 02/12/2025	50,000	46,802
Series GMTN, 0.50%, 02/02/2026	500,000	439,905
		566,787
CANADA — 0.4%
Canada Government International Bond:
0.75%, 05/19/2026 (b)	500,000	440,640
1.63%, 01/22/2025	250,000	235,407
Province of Alberta Canada:
1.00%, 05/20/2025 (b)	500,000	457,445
1.30%, 07/22/2030 (b)	400,000	317,780
3.30%, 03/15/2028	650,000	612,872
Province of British Columbia Canada:
0.90%, 07/20/2026	500,000	438,375
1.30%, 01/29/2031 (b)	200,000	159,000
2.25%, 06/02/2026	150,000	138,878
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	228,972
Series GX, 2.60%, 04/16/2024 (b)	100,000	97,253
Security Description	Principal Amount	Value
Province of New Brunswick Canada 3.63%, 2/24/2028	$50,000	$47,994
Province of Ontario Canada:
0.63%, 01/21/2026	440,000	387,592
1.05%, 04/14/2026 (b)	200,000	177,404
1.13%, 10/07/2030	500,000	390,555
1.60%, 02/25/2031	250,000	202,240
1.80%, 10/14/2031 (b)	500,000	404,575
2.00%, 10/02/2029 (b)	350,000	299,834
2.50%, 04/27/2026	350,000	326,221
3.40%, 10/17/2023	350,000	346,318
Province of Quebec Canada:
0.60%, 07/23/2025	250,000	224,872
1.35%, 05/28/2030	300,000	241,080
1.90%, 04/21/2031 (b)	250,000	207,938
2.50%, 04/20/2026	250,000	233,500
2.75%, 04/12/2027 (b)	200,000	186,540
Series QO, 2.88%, 10/16/2024	200,000	194,152
Series QX, 1.50%, 02/11/2025	500,000	467,635
		7,465,072
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031 (b)	200,000	160,456
2.55%, 07/27/2033 (b)	250,000	187,507
3.10%, 01/22/2061	250,000	145,228
3.13%, 01/21/2026 (b)	50,000	46,617
3.24%, 02/06/2028 (b)	200,000	180,314
3.25%, 09/21/2071	250,000	142,513
3.86%, 06/21/2047	300,000	219,990
4.34%, 03/07/2042	250,000	197,657
		1,280,282
FREE OF TAX — 0.1%
Asian Development Bank:
1.63%, 03/15/2024	250,000	240,605
1.88%, 03/15/2029	250,000	218,860
Series GMTN, 1.50%, 01/20/2027	500,000	446,990
European Investment Bank:
1.75%, 03/15/2029	133,000	115,709
Series GMTN, 1.38%, 03/15/2027 (b)	350,000	310,793
Inter-American Development Bank 1.50%, 1/13/2027	350,000	313,099
		1,646,056
GERMANY — 0.3%
FMS Wertmanagement 2.75%, 1/30/2024	250,000	244,862

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	$100,000	$55,212
0.25%, 10/19/2023	300,000	287,625
0.25%, 03/08/2024	1,165,000	1,099,748
0.38%, 07/18/2025	250,000	224,128
0.50%, 09/20/2024	500,000	464,355
0.63%, 01/22/2026	225,000	199,658
0.75%, 09/30/2030	500,000	388,390
1.38%, 08/05/2024	500,000	474,195
1.75%, 09/14/2029	250,000	215,570
2.00%, 05/02/2025	100,000	94,329
2.50%, 11/20/2024	300,000	288,933
2.63%, 02/28/2024	250,000	244,170
2.88%, 04/03/2028	290,000	271,449
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	213,151
0.88%, 09/03/2030	200,000	156,804
3.13%, 11/14/2023	100,000	98,648
Series 37, 2.50%, 11/15/2027	50,000	46,030
Series 40, 0.50%, 05/27/2025	90,000	81,410
		5,148,667
HUNGARY — 0.0% (a)
Hungary Government International Bond 5.38%, 3/25/2024	350,000	344,054
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031	500,000	386,360
2.15%, 07/28/2031 (b)	500,000	392,720
3.05%, 03/12/2051 (b)	250,000	165,740
3.55%, 03/31/2032	350,000	302,851
4.45%, 04/15/2070 (b)	200,000	152,022
4.75%, 02/11/2029	150,000	145,199
5.35%, 02/11/2049	100,000	88,231
		1,633,123
ISRAEL — 0.0% (a)
Israel Government International Bond:
2.75%, 07/03/2030	200,000	176,768
2.88%, 03/16/2026 (b)	100,000	94,752
3.25%, 01/17/2028	100,000	94,013
3.88%, 07/03/2050	200,000	160,994
4.13%, 01/17/2048	100,000	85,013
State of Israel 3.38%, 1/15/2050	300,000	221,760
		833,300
Security Description	Principal Amount	Value
ITALY — 0.1%
Republic of Italy Government International Bond:
0.88%, 05/06/2024	$200,000	$185,720
1.25%, 02/17/2026	250,000	214,480
2.38%, 10/17/2024	250,000	235,015
2.88%, 10/17/2029	500,000	408,555
3.88%, 05/06/2051	200,000	136,690
4.00%, 10/17/2049	200,000	143,366
5.38%, 06/15/2033	50,000	47,707
		1,371,533
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	450,000	402,984
1.25%, 01/21/2031	250,000	196,875
1.88%, 04/15/2031 (b)	200,000	164,534
2.13%, 02/16/2029	250,000	217,353
2.75%, 11/16/2027	200,000	183,748
2.88%, 04/14/2025	200,000	191,704
2.88%, 07/21/2027	100,000	92,783
3.25%, 07/20/2028	250,000	232,617
3.38%, 10/31/2023	200,000	197,570
3.88%, 09/16/2025	500,000	488,980
Series DTC, 1.75%, 10/17/2024	200,000	189,280
Series DTC, 2.38%, 04/20/2026	200,000	184,854
Series DTC, 2.50%, 05/23/2024	200,000	193,546
Japan International Cooperation Agency 1.75%, 4/28/2031	200,000	162,376
		3,099,204
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031	450,000	346,140
3.25%, 04/16/2030 (b)	350,000	293,051
3.50%, 02/12/2034	250,000	190,968
3.75%, 01/11/2028	100,000	92,096
3.77%, 05/24/2061	200,000	118,396
3.90%, 04/27/2025	500,000	492,190
4.13%, 01/21/2026	125,000	121,286
4.15%, 03/28/2027 (b)	200,000	191,558
4.28%, 08/14/2041	1,025,000	750,126
4.50%, 04/22/2029	250,000	231,622
4.50%, 01/31/2050 (b)	250,000	179,815
4.60%, 02/10/2048 (b)	200,000	146,030
4.75%, 04/27/2032 (b)	200,000	179,982
5.00%, 04/27/2051	200,000	153,900
5.55%, 01/21/2045 (b)	450,000	385,623
6.05%, 01/11/2040	30,000	27,840

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.75%, 03/08/2044	$100,000	$76,933
		3,977,556
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	200,000	140,662
3.16%, 01/23/2030	200,000	163,216
3.30%, 01/19/2033 (b)	500,000	386,915
3.75%, 03/16/2025	150,000	144,417
3.87%, 07/23/2060	200,000	118,348
3.88%, 03/17/2028 (b)	200,000	181,928
4.50%, 05/15/2047	50,000	35,501
4.50%, 04/16/2050	700,000	485,380
6.70%, 01/26/2036	50,000	48,936
		1,705,303
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 01/23/2026	250,000	226,885
2.78%, 01/23/2031 (b)	320,000	254,528
2.78%, 12/01/2060	150,000	81,075
2.84%, 06/20/2030	55,000	45,020
3.00%, 01/15/2034	250,000	188,170
3.23%, 07/28/2121	150,000	80,881
3.30%, 03/11/2041	815,000	559,220
3.55%, 03/10/2051 (b)	70,000	46,644
3.60%, 01/15/2072	250,000	150,350
4.13%, 08/25/2027	150,000	141,852
5.63%, 11/18/2050	150,000	140,922
6.55%, 03/14/2037	25,000	25,629
		1,941,176
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	250,000	190,777
1.95%, 01/06/2032	200,000	154,316
2.46%, 05/05/2030	200,000	167,464
2.65%, 12/10/2045	600,000	371,208
2.95%, 05/05/2045	250,000	164,465
3.20%, 07/06/2046	200,000	133,818
3.70%, 03/01/2041	200,000	155,052
3.70%, 02/02/2042	100,000	76,817
3.95%, 01/20/2040	200,000	159,226
4.20%, 01/21/2024	300,000	296,313
5.00%, 01/13/2037	150,000	139,482
7.75%, 01/14/2031 (b)	100,000	115,359
		2,124,297
POLAND — 0.0% (a)
Republic of Poland Government International Bond:
3.25%, 04/06/2026	175,000	164,593
Security Description	Principal Amount	Value
4.00%, 01/22/2024	$150,000	$147,855
		312,448
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 06/29/2024	500,000	467,015
0.63%, 02/09/2026 (b)	200,000	175,340
1.13%, 12/29/2026	200,000	172,696
2.38%, 04/21/2027	25,000	22,504
2.50%, 06/29/2041	250,000	181,428
3.25%, 11/10/2025	150,000	143,238
4.25%, 09/15/2027	250,000	241,950
Korea Development Bank:
0.40%, 06/19/2024	215,000	200,182
0.80%, 07/19/2026	250,000	216,767
1.63%, 01/19/2031 (b)	250,000	197,838
2.00%, 02/24/2025	200,000	187,498
3.00%, 01/13/2026	100,000	95,111
Korea International Bond:
1.00%, 09/16/2030	200,000	157,496
3.50%, 09/20/2028	200,000	189,566
		2,648,629
SUPRANATIONAL — 1.2%
African Development Bank Series GDIF, 0.88%, 3/23/2026	150,000	133,173
Asian Development Bank:
0.63%, 04/29/2025	500,000	454,980
1.50%, 10/18/2024	200,000	189,050
2.63%, 01/30/2024	200,000	195,584
2.88%, 05/06/2025	225,000	216,819
3.13%, 04/27/2032	250,000	232,547
Series GMTN, 0.25%, 10/06/2023	200,000	192,000
Series GMTN, 0.38%, 06/11/2024	725,000	678,745
Series GMTN, 0.38%, 09/03/2025	250,000	223,020
Series GMTN, 0.50%, 02/04/2026	250,000	220,435
Series GMTN, 0.75%, 10/08/2030	200,000	154,918
Series GMTN, 1.00%, 04/14/2026	100,000	89,233
Series GMTN, 1.25%, 06/09/2028	100,000	85,045
Series GMTN, 1.50%, 03/04/2031	250,000	205,518
Series GMTN, 1.88%, 01/24/2030	500,000	429,665
Series GMTN, 2.00%, 04/24/2026	100,000	92,384
Series GMTN, 2.38%, 08/10/2027	50,000	46,020
Series GMTN, 2.50%, 11/02/2027	100,000	92,138

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.63%, 01/12/2027	$50,000	$46,912
Series GMTN, 3.13%, 09/26/2028	50,000	47,083
Series GMTN, 3.88%, 09/28/2032	200,000	196,738
Series GMTN, 4.13%, 09/27/2024	215,000	213,998
Asian Infrastructure Investment Bank:
0.50%, 05/28/2025	200,000	180,070
0.50%, 01/27/2026	500,000	438,035
3.75%, 09/14/2027	200,000	193,938
Corp. Andina de Fomento 1.25%, 10/26/2024	68,000	63,102
Council Of Europe Development Bank:
0.38%, 06/10/2024 (b)	250,000	234,082
0.88%, 09/22/2026 (b)	100,000	87,450
2.50%, 02/27/2024	30,000	29,253
European Bank for Reconstruction & Development:
Series GMTN, 0.50%, 11/25/2025	250,000	221,818
Series GMTN, 0.50%, 01/28/2026 (b)	200,000	176,300
Series GMTN, 1.50%, 02/13/2025	250,000	234,087
European Investment Bank:
0.38%, 12/15/2025	200,000	176,598
0.38%, 03/26/2026	750,000	655,890
0.63%, 07/25/2025 (b)	350,000	316,064
0.75%, 10/26/2026	250,000	217,580
0.75%, 09/23/2030	200,000	155,758
1.25%, 02/14/2031 (b)	390,000	316,816
1.63%, 03/14/2025	485,000	454,920
1.63%, 05/13/2031	100,000	83,600
1.88%, 02/10/2025	100,000	94,569
2.13%, 04/13/2026	100,000	93,013
2.38%, 05/24/2027 (b)	100,000	92,595
2.50%, 10/15/2024 (b)	25,000	24,131
2.63%, 03/15/2024	1,100,000	1,073,831
2.75%, 08/15/2025	195,000	186,816
Series GMTN, 3.13%, 12/14/2023	350,000	345,033
Inter-American Development Bank:
0.25%, 11/15/2023	150,000	143,375
0.50%, 09/23/2024	850,000	788,995
0.63%, 07/15/2025	500,000	451,485
0.63%, 09/16/2027 (b)	500,000	420,765
0.88%, 04/03/2025	500,000	459,150
1.13%, 07/20/2028	200,000	168,410
2.00%, 07/23/2026	100,000	91,915
2.25%, 06/18/2029	250,000	222,408
Security Description	Principal Amount	Value
2.38%, 07/07/2027	$100,000	$92,194
2.63%, 01/16/2024	350,000	342,471
3.00%, 02/21/2024	100,000	98,215
3.13%, 09/18/2028	100,000	94,179
3.50%, 09/14/2029	200,000	192,226
4.38%, 01/24/2044	75,000	74,774
Series GMTN, 0.88%, 04/20/2026	250,000	221,788
Series GMTN, 1.13%, 01/13/2031	750,000	599,152
Series GMTN, 1.75%, 03/14/2025	250,000	234,982
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	75,000	71,621
0.38%, 07/28/2025	750,000	671,835
0.50%, 10/28/2025	250,000	222,695
0.63%, 04/22/2025	550,000	501,039
0.75%, 03/11/2025	500,000	458,775
0.75%, 11/24/2027	390,000	328,399
0.75%, 08/26/2030	170,000	131,844
0.88%, 07/15/2026	1,000,000	881,060
0.88%, 05/14/2030	250,000	197,708
1.13%, 09/13/2028	500,000	419,430
1.25%, 02/10/2031	500,000	403,605
1.63%, 01/15/2025	350,000	329,567
1.63%, 11/03/2031	1,000,000	821,170
2.50%, 03/19/2024	350,000	341,015
3.13%, 06/15/2027	200,000	191,098
Series GDIF, 1.38%, 04/20/2028	250,000	215,058
Series GDIF, 1.75%, 10/23/2029	250,000	214,385
Series GDIF, 2.50%, 11/25/2024	300,000	288,948
Series GDIF, 2.50%, 07/29/2025	200,000	190,272
Series GDIF, 2.50%, 11/22/2027	250,000	230,500
Series GMTN, 4.75%, 02/15/2035	25,000	26,137
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	224,290
Series GMTN, 0.75%, 10/08/2026	500,000	435,310
Series GMTN, 2.13%, 04/07/2026	100,000	92,895
Series GMTN, 3.63%, 09/15/2025	133,000	130,437
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	185,304
0.38%, 09/11/2025	200,000	178,254

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 0.50%, 01/21/2026 (b)	$200,000	$176,444
		23,836,933
SWEDEN — 0.1%
Svensk Exportkredit AB:
0.50%, 11/10/2023	500,000	478,940
0.50%, 08/26/2025	350,000	312,354
Series GMTN, 2.25%, 03/22/2027	250,000	228,818
Series USMT, 0.38%, 03/11/2024	500,000	471,925
		1,492,037
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	221,969
4.38%, 01/23/2031	280,000	268,184
4.98%, 04/20/2055	400,000	356,268
5.10%, 06/18/2050	175,000	159,572
		1,005,993
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $72,204,207)		62,432,450
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.5%
Federal Farm Credit Banks Funding Corp.:
0.25%, 2/26/2024	105,000	99,169
0.30%, 11/12/2024	250,000	228,917
0.35%, 5/16/2024	250,000	234,060
0.47%, 8/19/2024	100,000	92,487
0.50%, 12/1/2023	250,000	239,295
0.68%, 8/4/2025	100,000	89,932
0.68%, 1/13/2027	250,000	213,335
0.70%, 1/27/2027	100,000	85,331
0.79%, 6/21/2027	125,000	105,990
0.88%, 11/18/2024	185,000	171,758
0.90%, 8/19/2027	100,000	84,828
1.00%, 8/3/2027	100,000	85,032
1.04%, 1/25/2029	150,000	121,655
1.10%, 8/10/2029	150,000	118,925
1.13%, 1/6/2025	110,000	102,288
1.14%, 8/20/2029	150,000	120,213
1.15%, 8/12/2030	100,000	77,653
1.32%, 9/9/2030	100,000	78,299
1.38%, 1/14/2031	250,000	195,218
1.65%, 7/23/2035	100,000	67,890
1.69%, 8/20/2035	100,000	69,369
1.75%, 2/14/2025	315,000	296,749
1.95%, 8/13/2040	100,000	61,653
1.99%, 3/17/2031	500,000	408,790
Security Description	Principal Amount	Value
2.63%, 5/16/2024	$335,000	$326,350
3.38%, 8/26/2024	250,000	245,725
3.50%, 12/20/2023	50,000	49,440
4.25%, 9/26/2024	500,000	498,790
Federal Home Loan Bank:
0.38%, 9/4/2025	750,000	669,682
0.50%, 4/14/2025	1,455,000	1,323,861
0.55%, 1/20/2026	150,000	132,248
0.65%, 1/28/2026	150,000	132,593
0.65%, 2/26/2026	100,000	88,021
0.70%, 1/28/2026	150,000	132,819
0.75%, 2/24/2026	100,000	88,492
0.83%, 2/10/2027	100,000	85,909
0.90%, 2/26/2027	150,000	129,134
1.00%, 8/16/2028	250,000	205,010
1.25%, 12/21/2026	1,000,000	888,990
1.50%, 8/15/2024 (b)	190,000	180,565
2.50%, 2/13/2024 (b)	220,000	214,643
2.75%, 6/28/2024	500,000	486,505
2.88%, 9/13/2024	50,000	48,575
3.25%, 6/9/2028	500,000	475,185
3.25%, 11/16/2028	280,000	267,364
3.38%, 12/8/2023	50,000	49,396
5.50%, 7/15/2036	135,000	150,267
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	190,000	182,060
0.25%, 11/6/2023	650,000	621,608
0.25%, 12/4/2023	875,000	833,971
0.32%, 11/2/2023	150,000	143,534
0.36%, 5/15/2024	250,000	234,580
0.38%, 9/23/2025	730,000	651,255
0.60%, 10/15/2025	110,000	97,798
0.60%, 10/20/2025	150,000	133,949
0.63%, 11/25/2025	175,000	155,951
0.68%, 8/6/2025	100,000	90,185
0.75%, 6/23/2026	150,000	131,450
1.50%, 2/12/2025	500,000	468,975
1.50%, 4/1/2037	1,366,571	1,171,316
1.50%, 2/1/2051	2,203,236	1,693,119
1.50%, 10/1/2051	1,904,047	1,460,243
1.50%, 11/1/2051	5,536,712	4,253,712
2.00%, 6/1/2036	2,089,342	1,840,901
2.00%, 1/1/2037	2,859,879	2,519,816
2.00%, 4/1/2037	1,649,906	1,452,848
2.00%, 10/1/2050	1,304,016	1,061,758
2.00%, 12/1/2050	991,519	807,163
2.00%, 1/1/2051	2,509,196	2,042,458
2.00%, 2/1/2051	3,115,837	2,536,016
2.00%, 9/1/2051	4,640,968	3,762,268
2.00%, 11/1/2051	7,416,211	6,010,909
2.00%, 2/1/2052	6,171,951	5,000,988
2.00%, 3/1/2052	5,288,354	4,283,073
2.22%, 7/13/2040	150,000	100,913
2.50%, 10/1/2029	15,702	14,787

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 1/1/2031	$33,287	$31,073
2.50%, 5/1/2031	52,126	48,538
2.50%, 6/1/2031	96,599	89,952
2.50%, 10/1/2031	92,716	86,335
2.50%, 12/1/2031	123,432	114,938
2.50%, 12/1/2032	422,488	385,251
2.50%, 2/1/2033	454,580	414,515
2.50%, 9/1/2035	541,369	491,139
2.50%, 1/1/2037	1,911,011	1,731,508
2.50%, 1/1/2042	1,122,634	965,282
2.50%, 7/1/2042	3,112,266	2,675,007
2.50%, 9/1/2046	655,170	558,459
2.50%, 7/1/2050	2,885,593	2,440,682
2.50%, 10/1/2050	1,875,563	1,584,860
2.50%, 2/1/2051	2,441,142	2,060,134
2.50%, 6/1/2051	5,581,431	4,704,392
2.50%, 9/1/2051	5,150,446	4,338,735
2.50%, 10/1/2051	4,295,977	3,618,265
2.50%, 11/1/2051	5,256,422	4,426,380
2.50%, 12/1/2051	4,489,035	3,779,475
3.00%, 10/1/2030	235,236	222,055
3.00%, 12/1/2030	40,938	38,645
3.00%, 5/1/2031	30,248	28,447
3.00%, 12/1/2031	168,795	158,747
3.00%, 2/1/2032	226,695	213,200
3.00%, 5/1/2032	223,230	209,796
3.00%, 7/1/2032	63,765	59,927
3.00%, 1/1/2033	272,028	255,657
3.00%, 3/1/2035	1,091,060	1,023,137
3.00%, 5/1/2035	516,336	482,348
3.00%, 4/1/2036	145,017	132,320
3.00%, 6/1/2036	91,971	83,918
3.00%, 2/1/2038	273,753	249,223
3.00%, 1/1/2043	1,296,715	1,159,215
3.00%, 7/1/2043	1,380,715	1,232,405
3.00%, 6/1/2045	31,350	27,783
3.00% 8/1/2045	207,519	185,000
3.00%, 4/1/2046	118,405	104,904
3.00% 6/1/2046	1,527,641	1,361,957
3.00%, 7/1/2046	1,998,494	1,769,430
3.00%, 8/1/2046	225,558	199,838
3.00%, 9/1/2046	73,611	65,217
3.00%, 10/1/2046	125,254	110,971
3.00% 11/1/2046	454,927	403,053
3.00% 12/1/2046	407,370	360,918
3.00%, 1/1/2047	298,530	264,489
3.00% 2/1/2047	811,814	719,245
3.00%, 4/1/2047	1,973,559	1,747,353
3.00%, 9/1/2049	197,811	173,576
3.00%, 12/1/2049	191,250	167,819
3.00%, 2/1/2050	707,418	620,747
3.00%, 4/1/2050	1,336,121	1,171,766
3.00%, 5/1/2050	1,740,487	1,519,461
3.00%, 6/1/2051	1,531,843	1,337,825
3.00%, 3/1/2052	4,900,006	4,262,675
Security Description	Principal Amount	Value
3.50%, 4/1/2032	$118,766	$113,636
3.50%, 6/1/2033	220,021	210,590
3.50%, 9/1/2033	147,495	141,172
3.50%, 11/1/2034	96,794	91,103
3.50%, 3/1/2037	116,713	108,954
3.50%, 4/1/2042	134,411	124,466
3.50%, 12/1/2042	86,491	80,036
3.50%, 8/1/2043	223,458	206,510
3.50%, 5/1/2044	994,078	918,681
3.50%, 11/1/2044	13,681	12,548
3.50%, 1/1/2045	18,549	17,012
3.50% 7/1/2045	114,500	104,898
3.50%, 10/1/2045	17,387	15,929
3.50% 12/1/2045	216,365	198,219
3.50%, 1/1/2046	26,120	23,930
3.50%, 3/1/2046	52,528	48,084
3.50%, 4/1/2046	76,342	69,884
3.50%, 6/1/2046	89,285	81,732
3.50%, 8/1/2046	1,027,821	941,622
3.50%, 12/1/2046	298,016	272,804
3.50%, 2/1/2047	195,709	179,153
3.50%, 3/1/2047	186,655	170,864
3.50%, 4/1/2047	105,895	96,917
3.50%, 6/1/2047	101,884	93,246
3.50% 10/1/2047	182,797	167,299
3.50%, 11/1/2047	66,702	61,047
3.50%, 12/1/2047	151,544	138,696
3.50%, 4/1/2049	150,572	137,050
3.50%, 7/1/2049	402,962	366,324
3.50%, 10/1/2049	43,135	39,213
3.50%, 3/1/2050	1,032,303	938,445
4.00%, 11/1/2033	162,213	157,959
4.00%, 4/1/2042	12,608	12,015
4.00%, 6/1/2042	34,578	32,930
4.00%, 7/1/2042	629,745	600,148
4.00%, 12/1/2044	13,803	13,119
4.00%, 4/1/2045	10,303	9,783
4.00%, 10/1/2045	23,855	22,651
4.00%, 12/1/2045	44,634	42,381
4.00%, 1/1/2046	166,647	158,236
4.00%, 2/1/2046	65,709	62,392
4.00%, 1/1/2047	209,025	197,199
4.00%, 2/1/2047	82,023	77,383
4.00%, 6/1/2047	144,724	136,482
4.00%, 9/1/2047	178,302	168,148
4.00%, 11/1/2047	133,418	125,820
4.00%, 1/1/2048	349,995	330,062
4.00%, 10/1/2048	665,131	627,063
4.00%, 4/1/2049	52,904	49,740
4.00%, 2/1/2051	2,662,427	2,501,231
4.50%, 5/1/2042	331,852	325,497
4.50%, 5/1/2044	127,252	124,369
4.50%, 12/1/2045	201,863	197,289
4.50%, 9/1/2046	156,010	152,035
4.50%, 4/1/2047	74,905	72,711

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 10/1/2047	$119,443	$115,944
4.50%, 11/1/2047	95,674	92,871
4.50%, 12/1/2047	49,691	48,235
4.50%, 7/1/2048	264,759	256,135
4.50%, 9/1/2048	425,667	411,380
4.50%, 11/1/2048	152,887	147,907
4.50%, 6/1/2049	199,676	192,745
4.50%, 11/1/2049	393,152	379,506
5.00%, 7/1/2041	68,492	68,887
5.00%, 11/1/2048	165,005	162,895
5.50%, 8/1/2038	202,188	207,425
6.00%, 7/1/2040	80,090	83,651
6.25%, 7/15/2032 (b)	460,000	536,742
Series 0000, 0.64%, 11/24/2025	175,000	155,948
Series 0001, 0.60%, 11/12/2025	150,000	133,604
Series K039, Class A2, 3.30%, 7/25/2024	400,000	392,560
Series K040, Class A2, 3.24%, 9/25/2024	575,000	562,413
Series K049, Class A2, 3.01%, 7/25/2025	200,000	192,137
Series K054, Class A2, 2.75%, 1/25/2026	500,000	473,030
Series K062, Class A2, 3.41%, 12/25/2026	400,000	382,172
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	242,337
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	154,221
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,543,026
Series K090, Class A2, 3.42%, 2/25/2029	163,934	153,975
Series K092, Class A2, 3.30%, 4/25/2029	350,000	326,065
Series K093, Class A2, 2.98%, 5/25/2029	100,000	91,478
Series K094, Class A2, 2.90%, 6/25/2029	352,767	320,399
Series K098, Class A2, 2.43%, 8/25/2029	100,000	87,889
Series K099, Class A2, 2.60%, 9/25/2029	100,000	88,787
Series K101, Class A2, 2.52%, 10/25/2029	200,000	176,598
Series K109, Class A2, 1.56%, 4/25/2030	100,000	81,416
Series K114, Class A2, 1.37%, 6/25/2030	85,000	67,629
Series K115, Class A2, 1.38%, 6/25/2030	400,000	318,594
Series K118, Class A2, 1.49%, 9/25/2030	750,000	598,796
Series K121, Class A2, 1.55%, 10/25/2030	320,000	255,435
Security Description	Principal Amount	Value
Series K123, Class A2, 1.62%, 12/25/2030	$233,333	$186,927
Series K124, Class A2, 1.66%, 12/25/2030	500,000	401,227
Series K126, Class A2, 2.07%, 1/25/2031	500,000	415,136
Series K127, Class A2, 2.11%, 1/25/2031	450,000	374,295
Series K131, Class A2, 1.85%, 7/25/2031	500,000	403,974
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	217,220
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	183,881
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	402,069
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	189,749
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	481,696
Series K734, Class A2, 3.21%, 2/25/2026	350,000	335,906
Series K735, Class A2, 2.86%, 5/25/2026	199,557	188,658
Series K736, Class A2, 2.28%, 7/25/2026	300,000	277,324
Series K743, Class A2, 1.77%, 5/25/2028	300,000	259,498
Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	439,645
Series USD, 0.38%, 7/21/2025	110,000	98,740
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	368,057
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	145,136
Federal National Mortgage Association:
0.25%, 11/27/2023 (b)	210,000	200,468
0.38%, 8/25/2025	665,000	594,463
0.50%, 6/17/2025 (b)	1,000,000	903,720
0.50%, 11/7/2025	235,000	209,409
0.63%, 4/22/2025	215,000	195,962
0.65%, 12/10/2025	100,000	88,468
0.65%, 12/17/2025	125,000	110,481
0.70%, 7/30/2025	100,000	89,834
0.75%, 10/8/2027 (b)	700,000	594,293
0.88%, 12/18/2026	125,000	107,704
0.88%, 8/5/2030 (b)	1,900,000	1,484,071
1.50%, 7/1/2036	3,861,635	3,310,765
1.50%, 3/1/2037	5,123,316	4,391,015
1.50%, 4/1/2037	1,511,811	1,295,721
1.50%, 3/1/2051	2,798,298	2,146,972
1.50%, 11/1/2051	5,744,988	4,413,271
1.63%, 1/7/2025	215,000	202,672

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 11/1/2031	$60,451	$54,877
2.00%, 8/1/2035	812,609	717,164
2.00% 11/1/2035	2,020,783	1,783,432
2.00%, 12/1/2035	1,138,294	1,004,596
2.00%, 2/1/2036	2,379,465	2,099,985
2.00% 6/1/2036	3,673,851	3,237,004
2.00%, 12/1/2036	5,296,337	4,666,566
2.00%, 5/1/2037	4,993,818	4,397,015
2.00%, 1/1/2042	4,752,076	3,977,104
2.00%, 7/1/2050	786,763	640,794
2.00%, 8/1/2050	1,381,211	1,124,846
2.00%, 10/1/2050	18,092,814	14,731,816
2.00%, 11/1/2050	3,939,452	3,207,338
2.00% 1/1/2051	5,099,345	4,150,683
2.00%, 2/1/2051	2,933,825	2,387,917
2.00% 3/1/2051	14,821,651	12,035,658
2.00%, 4/1/2051	4,809,088	3,900,619
2.00% 5/1/2051	9,225,837	7,496,563
2.00%, 7/1/2051	8,091,270	6,560,891
2.00%, 11/1/2051	15,143,554	12,274,613
2.00%, 1/1/2052	4,793,746	3,884,829
2.00%, 3/1/2052	3,060,863	2,476,279
2.00%, 4/1/2052	5,381,269	4,353,520
2.13%, 4/24/2026 (b)	200,000	186,304
2.50%, 2/5/2024	250,000	244,055
2.50%, 3/1/2029	88,627	83,500
2.50%, 7/1/2030	484,571	456,463
2.50%, 2/1/2031	51,162	47,709
2.50%, 10/1/2031	91,684	85,288
2.50%, 12/1/2031	164,730	153,238
2.50%, 1/1/2032	60,124	55,930
2.50%, 4/1/2032	579,822	539,372
2.50%, 6/1/2032	1,540,215	1,432,765
2.50%, 10/1/2032	194,422	177,080
2.50%, 12/1/2032	391,911	356,954
2.50%, 1/1/2033	221,611	201,844
2.50% 2/1/2035	2,475,191	2,302,515
2.50% 8/1/2035	1,369,620	1,242,564
2.50%, 9/1/2035	3,254,023	2,952,156
2.50%, 6/1/2040	286,367	246,307
2.50%, 8/1/2040	165,824	142,634
2.50%, 11/1/2049	1,526,383	1,294,891
2.50%, 12/1/2049	693,331	588,180
2.50%, 7/1/2050	1,250,441	1,057,660
2.50%, 8/1/2050	3,029,202	2,561,369
2.50%, 10/1/2050	1,931,720	1,632,338
2.50%, 11/1/2050	2,368,247	2,000,571
2.50%, 12/1/2050	1,344,869	1,135,711
2.50% 4/1/2051	7,869,787	6,640,595
2.50%, 7/1/2051	7,526,922	6,343,241
2.50%, 8/1/2051	12,848,492	10,825,951
2.50%, 9/1/2051	4,387,740	3,696,365
2.50% 10/1/2051	11,049,686	9,306,880
2.50%, 2/1/2052	1,245,502	1,048,284
2.50%, 3/1/2052	6,270,329	5,269,839
Security Description	Principal Amount	Value
2.50%, 4/1/2052	$5,842,579	$4,909,434
2.63%, 9/6/2024	250,000	242,480
3.00%, 10/1/2028	29,040	27,856
3.00%, 8/1/2029	16,046	15,194
3.00%, 5/1/2030	82,463	79,243
3.00%, 6/1/2030	15,805	14,905
3.00%, 8/1/2030	304,570	287,226
3.00%, 9/1/2030	16,496	15,556
3.00%, 11/1/2030	35,845	33,803
3.00% 12/1/2030	217,316	204,941
3.00%, 4/1/2031	111,486	104,742
3.00%, 12/1/2031	175,376	164,768
3.00% 2/1/2032	560,629	526,718
3.00%, 5/1/2032	200,812	188,551
3.00%, 8/1/2032	64,446	60,512
3.00%, 10/1/2032	112,789	105,903
3.00%, 2/1/2034	513,503	482,152
3.00%, 7/1/2034	136,277	127,786
3.00%, 6/1/2035	1,709,456	1,602,951
3.00%, 6/1/2036	27,022	24,632
3.00%, 8/1/2036	136,453	124,384
3.00%, 9/1/2036	245,714	223,983
3.00%, 10/1/2036	75,223	68,570
3.00%, 12/1/2036	137,350	125,202
3.00%, 4/1/2037	696,316	634,732
3.00%, 11/1/2037	281,110	251,049
3.00%, 6/1/2042	530,210	473,510
3.00%, 6/1/2043	163,721	146,213
3.00%, 7/1/2043	34,281	30,567
3.00%, 2/1/2044	291,921	260,296
3.00%, 1/1/2045	509,055	453,908
3.00%, 5/1/2045	466,319	415,802
3.00%, 9/1/2045	26,958	23,865
3.00% 11/1/2045	179,912	159,276
3.00%, 12/1/2045	35,910	31,791
3.00%, 5/1/2046	250,587	221,787
3.00%, 7/1/2046	277,308	245,437
3.00%, 10/1/2046	179,592	158,951
3.00%, 11/1/2046	379,603	335,975
3.00% 12/1/2046	340,875	301,697
3.00% 1/1/2047	946,945	838,112
3.00%, 2/1/2047	302,475	267,712
3.00%, 5/1/2047	345,788	306,099
3.00%, 11/1/2047	183,216	162,187
3.00%, 9/1/2049	1,711,447	1,501,722
3.00%, 11/1/2049	569,417	499,639
3.00%, 12/1/2049	1,509,152	1,324,216
3.00%, 1/1/2050	1,087,443	954,185
3.00%, 2/1/2050	4,029,093	3,566,027
3.00%, 3/1/2050	1,047,629	918,941
3.00%, 5/1/2050	1,188,031	1,041,638
3.00%, 7/1/2050	1,028,081	901,001
3.00%, 8/1/2050	430,760	377,431
3.00%, 9/1/2050	3,830,885	3,343,721
3.00%, 10/1/2050	199,168	174,434

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 9/1/2051	$2,460,922	$2,146,917
3.00%, 1/1/2052	4,706,469	4,100,110
3.00%, 5/1/2052	3,428,822	2,982,004
3.50%, 11/1/2025	9,882	9,615
3.50%, 1/1/2027	10,091	9,818
3.50%, 5/1/2029	17,869	17,105
3.50%, 10/1/2029	16,573	15,864
3.50%, 2/1/2031	114,238	111,212
3.50%, 3/1/2032	96,810	92,546
3.50%, 4/1/2032	145,727	139,309
3.50%, 2/1/2033	288,903	276,180
3.50%, 4/1/2033	84,443	80,740
3.50%, 11/1/2034	551,109	525,433
3.50%, 12/1/2035	17,829	16,698
3.50%, 1/1/2037	133,121	124,480
3.50%, 2/1/2037	189,135	176,857
3.50%, 7/1/2037	76,114	70,988
3.50%, 4/1/2038	166,662	154,658
3.50%, 2/1/2041	58,201	53,831
3.50%, 10/1/2044	12,326	11,294
3.50% 1/1/2045	34,286	31,415
3.50% 2/1/2045	1,529,251	1,413,674
3.50%, 5/1/2045	13,561	12,411
3.50% 8/1/2045	45,698	41,820
3.50%, 11/1/2045	15,629	14,303
3.50% 12/1/2045	243,791	223,106
3.50%, 1/1/2046	161,166	147,492
3.50% 2/1/2046	209,170	191,423
3.50% 4/1/2046	119,809	109,558
3.50% 5/1/2046	165,680	151,504
3.50%, 6/1/2046	42,843	39,178
3.50%, 7/1/2046	129,437	118,362
3.50%, 8/1/2046	1,367,630	1,262,705
3.50%, 1/1/2047	204,261	186,785
3.50% 2/1/2047	924,651	846,064
3.50%, 3/1/2047	195,028	178,341
3.50%, 4/1/2047	386,396	353,247
3.50% 5/1/2047	1,481,040	1,354,518
3.50%, 6/1/2047	152,225	139,165
3.50% 7/1/2047	2,044,053	1,889,569
3.50%, 9/1/2047	141,459	129,323
3.50%, 10/1/2047	164,345	150,245
3.50%, 11/1/2047	37,381	34,174
3.50% 12/1/2047	3,400,179	3,114,845
3.50%, 1/1/2048	78,248	71,535
3.50%, 2/1/2048	123,313	112,734
3.50%, 6/1/2048	210,954	192,740
3.50%, 10/1/2048	700,475	640,380
3.50% 11/1/2048	1,288,675	1,178,276
3.50%, 3/1/2049	1,475,809	1,349,196
3.50%, 5/1/2049	1,396,822	1,269,808
3.50%, 6/1/2049	3,531,429	3,228,461
3.50%, 7/1/2049	200,449	182,222
3.50%, 8/1/2049	562,201	511,079
3.50%, 6/1/2050	320,831	290,447
Security Description	Principal Amount	Value
3.50%, 12/1/2051	$369,752	$333,683
3.50%, 6/1/2052	5,984,352	5,384,726
4.00%, 3/1/2031	349,126	341,656
4.00%, 10/1/2033	65,800	63,415
4.00%, 10/1/2037	480,148	459,278
4.00%, 1/1/2039	52,060	49,745
4.00%, 2/1/2039	47,048	44,956
4.00%, 12/1/2040	23,300	22,190
4.00%, 2/1/2043	129,379	123,215
4.00% 10/1/2043	290,704	276,701
4.00%, 11/1/2043	94,143	89,442
4.00%, 12/1/2043	97,916	93,026
4.00% 10/1/2044	15,640	14,850
4.00%, 1/1/2045	277,139	263,674
4.00%, 3/1/2045	14,711	13,954
4.00%, 5/1/2045	792,524	752,489
4.00%, 7/1/2045	15,463	14,667
4.00% 9/1/2045	61,506	58,341
4.00% 12/1/2045	24,384	23,129
4.00%, 2/1/2046	1,530,034	1,457,636
4.00%, 4/1/2046	57,546	54,237
4.00%, 7/1/2046	87,535	82,501
4.00%, 10/1/2046	1,550,682	1,476,309
4.00% 11/1/2046	786,553	745,484
4.00%, 12/1/2046	195,116	183,896
4.00% 4/1/2047	303,486	285,926
4.00%, 7/1/2047	1,593,330	1,501,142
4.00%, 8/1/2047	139,116	131,067
4.00%, 9/1/2047	140,707	132,566
4.00%, 12/1/2047	193,057	181,887
4.00%, 2/1/2048	434,242	409,118
4.00%, 6/1/2048	334,263	314,813
4.00%, 7/1/2048	144,583	136,170
4.00%, 9/1/2048	759,838	715,625
4.00%, 11/1/2048	1,450,402	1,366,006
4.00%, 6/1/2049	660,263	622,061
4.00%, 7/1/2049	478,784	449,789
4.00%, 8/1/2049	811,338	764,128
4.00%, 9/1/2049	177,953	167,176
4.00%, 2/1/2050	545,338	512,313
4.00%, 7/1/2050	1,484,971	1,398,563
4.00%, 3/1/2051	2,417,943	2,271,513
4.50%, 9/1/2039	164,775	161,458
4.50%, 12/1/2040	19,805	19,394
4.50%, 1/1/2042	30,623	29,986
4.50% 9/1/2043	52,817	51,720
4.50%, 11/1/2043	29,902	29,274
4.50%, 5/1/2044	80,832	78,922
4.50%, 6/1/2044	21,192	20,691
4.50%, 2/1/2046	101,994	99,881
4.50%, 3/1/2046	322,732	315,953
4.50%, 5/1/2046	269,738	264,494
4.50%, 7/1/2046	83,598	81,179
4.50%, 11/1/2047	260,565	252,668
4.50%, 4/1/2048	116,909	112,987

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 7/1/2048	$584,134	$564,537
4.50% 8/1/2048	373,602	361,069
4.50%, 12/1/2048	140,920	136,193
4.50%, 1/1/2049	47,010	45,433
4.50%, 4/1/2049	71,814	69,321
4.50%, 3/1/2050	494,984	477,797
5.00%, 1/1/2039	275,005	276,027
5.00%, 6/1/2040	99,456	100,029
5.00%, 7/1/2041	17,557	17,658
5.00%, 5/1/2042	22,542	22,672
5.00%, 11/1/2044	272,231	273,846
5.00%, 1/1/2045	14,352	14,347
5.00%, 6/1/2048	178,417	176,141
5.00%, 9/1/2048	197,365	194,847
5.00%, 3/1/2050	312,513	308,549
5.50%, 2/1/2037	13,615	13,952
5.50%, 4/1/2038	64,421	66,000
5.50%, 9/1/2040	19,992	20,481
5.50%, 9/1/2041	31,681	32,457
5.50% 5/1/2044	378,904	386,642
5.63%, 7/15/2037	80,000	90,078
6.63%, 11/15/2030	365,000	427,251
7.25%, 5/15/2030	75,000	90,093
TBA, 3.50%, 10/15/2037	1,000,000	944,835
TBA, 3.50%, 10/15/2052 (f)	4,500,000	4,044,204
TBA, 4.00%, 10/15/2052 (f)	6,500,000	6,024,154
TBA, 4.50%, 10/15/2052 (f)	10,000,000	9,515,450
2.00%, 10/1/2051	9,115,224	7,389,055
Series 0000, 0.56%, 11/17/2025	350,000	309,484
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	433,808	424,625
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	230,605	222,636
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (c)	277,250	260,711
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (c)	266,336	248,361
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	239,191	222,235
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (c)	917,058	872,004
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	413,064
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	157,388
Series 2020-M8, Class A2, 1.82%, 2/25/2030	144,700	120,491
Security Description	Principal Amount	Value
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	$725,000	$568,379
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (c)	300,000	238,544
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	218,801
Series 2020-M52, Class A2, VRN, 1.36%, 10/25/2030 (c)	350,000	276,003
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	550,000	425,955
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (c)	61,250	48,232
Series 2021-M4, Class A2, VRN, 1.51%, 2/25/2031 (c)	280,000	220,684
Freddie Mac Multifamily Structured Pass Through Certificates Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	967,213
Government National Mortgage Association:
2.00%, 9/20/2050	716,937	600,855
2.00%, 1/20/2051	1,960,789	1,643,310
2.00%, 4/20/2051	4,153,528	3,473,849
2.00%, 5/20/2051	2,203,942	1,842,610
2.00%, 6/20/2051	3,815,286	3,188,601
2.00%, 9/20/2051	7,169,921	5,985,573
2.00%, 12/20/2051	2,808,119	2,341,665
2.00%, 1/20/2052	3,107,247	2,590,145
2.00%, 3/20/2052	1,952,568	1,624,298
2.00%, 4/20/2052	3,037,611	2,524,082
2.00%, 5/20/2052	2,204,696	1,831,977
2.50%, 12/20/2046	3,651,338	3,193,447
2.50%, 8/20/2050	1,824,509	1,580,429
2.50%, 9/20/2050	1,180,382	1,022,472
2.50%, 10/20/2050	2,116,528	1,833,382
2.50%, 1/20/2051	1,928,789	1,670,758
2.50%, 4/20/2051	3,953,101	3,409,377
2.50%, 7/20/2051	2,625,786	2,262,193
2.50%, 8/20/2051	2,448,841	2,108,993
2.50%, 9/20/2051	4,699,729	4,046,053
2.50%, 10/20/2051	1,730,204	1,489,019
2.50%, 1/20/2052	3,351,339	2,882,103
2.50%, 5/20/2052	2,452,876	2,104,186
3.00%, 1/20/2043	244,016	220,276
3.00%, 5/20/2043	120,494	108,661
3.00%, 12/20/2044	18,362	16,505
3.00%, 3/20/2045	9,329	8,380
3.00%, 4/20/2045	28,744	25,819
3.00%, 6/20/2045	439,025	394,359
3.00%, 7/20/2045	29,043	26,088

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/20/2045	$28,613	$25,702
3.00%, 2/20/2046	833,397	751,553
3.00%, 3/20/2046	259,555	233,121
3.00%, 4/20/2046	1,436,630	1,290,318
3.00%, 5/20/2046	42,548	38,215
3.00%, 7/20/2046	27,204	24,433
3.00%, 8/20/2046	87,673	78,744
3.00%, 9/20/2046	62,721	56,333
3.00%, 10/20/2046	1,714,921	1,541,787
3.00%, 11/20/2046	116,096	104,273
3.00%, 12/20/2046	463,913	416,666
3.00%, 2/20/2047	240,380	215,899
3.00%, 4/20/2047	341,478	306,691
3.00%, 6/20/2047	104,389	93,755
3.00%, 7/20/2047	196,560	176,536
3.00%, 8/20/2047	97,882	87,911
3.00%, 10/20/2047	143,204	128,615
3.00%, 1/20/2048	534,827	480,343
3.00%, 2/20/2048	319,461	286,917
3.00%, 3/20/2048	559,990	502,943
3.00%, 11/20/2049	863,317	771,998
3.00%, 12/20/2049	523,359	468,553
3.00%, 2/20/2050	523,693	468,009
3.00%, 6/20/2050	1,473,892	1,314,977
3.00%, 7/20/2050	1,816,191	1,620,092
3.00%, 12/20/2050	2,193,917	1,956,023
3.00%, 8/20/2051	4,352,185	3,867,208
3.00%, 12/20/2051	1,869,509	1,655,734
3.50%, 10/20/2042	189,248	175,677
3.50%, 1/20/2043	828,458	769,048
3.50%, 5/20/2043	29,251	27,157
3.50%, 9/20/2043	19,016	17,654
3.50%, 11/20/2043	149,195	138,515
3.50%, 6/20/2044	726,979	674,800
3.50%, 10/20/2044	16,248	15,082
3.50%, 12/20/2044	10,685	9,918
3.50%, 3/20/2045	9,350	8,608
3.50%, 4/20/2045	32,557	29,971
3.50%, 6/20/2045	417,833	384,639
3.50%, 10/20/2045	817,656	752,699
3.50% 1/20/2046	2,836,002	2,610,700
3.50%, 3/20/2046	65,393	60,139
3.50%, 4/20/2046	34,877	32,075
3.50%, 5/20/2046	35,316	32,478
3.50%, 6/20/2046	537,987	494,761
3.50%, 7/20/2046	84,715	77,909
3.50%, 10/20/2046	171,011	157,270
3.50%, 11/20/2046	597,474	549,469
3.50%, 12/20/2046	388,320	357,119
3.50%, 5/20/2047	258,084	237,362
3.50%, 6/20/2047	175,175	161,110
3.50%, 7/20/2047	136,150	125,219
3.50%, 8/20/2047	217,281	199,835
3.50%, 9/20/2047	87,578	80,546
3.50%, 10/20/2047	85,911	79,014
Security Description	Principal Amount	Value
3.50%, 11/20/2047	$1,085,933	$998,743
3.50%, 12/20/2047	405,479	372,923
3.50%, 6/20/2048	130,420	119,949
3.50%, 8/20/2048	94,112	86,727
3.50%, 8/20/2049	323,722	297,901
3.50%, 9/20/2049	954,082	877,726
3.50%, 12/20/2049	197,443	181,588
3.50%, 2/20/2050	330,333	303,808
3.50%, 7/20/2050	472,753	434,601
3.50%, 10/20/2050	1,832,445	1,685,547
3.50%, 6/20/2052	2,575,515	2,338,209
4.00%, 4/15/2040	21,667	20,727
4.00%, 2/20/2042	8,998	8,628
4.00%, 7/20/2042	6,518	6,246
4.00%, 7/15/2044	19,813	18,809
4.00%, 8/20/2044	11,644	11,064
4.00%, 10/20/2044	104,602	99,398
4.00%, 5/15/2045	10,874	10,319
4.00%, 6/15/2045	27,270	25,879
4.00%, 8/20/2045	10,110	9,585
4.00%, 11/20/2045	126,957	120,359
4.00%, 2/20/2046	97,623	92,549
4.00%, 5/20/2046	100,053	94,853
4.00%, 6/20/2046	69,366	65,652
4.00%, 1/20/2047	201,516	190,727
4.00%, 3/20/2047	83,570	79,096
4.00%, 4/20/2047	156,116	147,735
4.00%, 5/20/2047	106,983	101,240
4.00%, 7/20/2047	107,876	102,084
4.00%, 8/20/2047	46,608	44,106
4.00%, 1/20/2048	74,682	70,673
4.00%, 5/20/2048	1,314,779	1,244,657
4.00%, 6/20/2048	1,935,782	1,832,539
4.00%, 8/20/2048	400,601	379,235
4.00%, 10/20/2048	168,687	159,690
4.00%, 11/20/2048	134,245	127,085
4.00%, 4/20/2049	117,970	111,242
4.00%, 6/20/2049	256,629	241,993
4.00%, 7/20/2049	141,321	133,261
4.00%, 1/20/2050	218,095	205,656
4.00%, 3/20/2050	399,281	376,509
4.50%, 1/20/2044	57,221	56,181
4.50%, 11/20/2044	15,962	15,597
4.50%, 12/20/2044	13,641	13,329
4.50%, 4/20/2046	69,199	67,617
4.50%, 6/20/2046	48,063	47,190
4.50%, 7/20/2046	60,980	59,587
4.50%, 4/20/2047	171,962	167,124
4.50%, 8/20/2047	49,853	48,450
4.50%, 11/20/2047	457,430	443,706
4.50%, 12/20/2047	28,037	27,196
4.50%, 11/20/2048	155,258	150,498
4.50%, 7/20/2049	163,962	158,935
5.00%, 6/15/2040	11,918	12,169
5.00%, 10/15/2041	62,409	63,777

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/20/2044	$25,324	$25,492
5.00%, 12/20/2045	96,188	96,826
5.00%, 1/20/2048	121,337	120,717
5.00%, 5/20/2048	85,718	85,156
5.00%, 9/20/2048	146,410	145,379
5.00%, 3/20/2050	174,307	174,166
5.50%, 10/20/2043	22,452	23,087
5.50%, 5/20/2045	277,683	285,537
COR, 3.00%, 5/20/2052	1,820,908	1,606,859
TBA, 3.00%, 10/20/2052 (f)	1,900,000	1,675,431
TBA, 4.00%, 10/20/2052 (f)	4,050,000	3,776,819
TBA, 4.50%, 10/20/2052	4,600,000	4,396,823
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	85,000	77,432
1.50%, 9/15/2031	75,000	59,317
2.88%, 9/15/2024	100,000	97,130
3.50%, 12/15/2042	525,000	438,448
4.25%, 9/15/2065	350,000	322,080
5.25%, 9/15/2039	150,000	159,972
Series A, 2.88%, 2/1/2027	150,000	142,116
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $654,623,726)		561,894,443
U.S. TREASURY OBLIGATIONS — 40.5%
Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,779,914
1.13%, 8/15/2040	3,000,000	1,857,656
1.25%, 5/15/2050	3,750,000	2,097,070
1.38%, 11/15/2040	3,750,000	2,423,437
1.38%, 8/15/2050	3,350,000	1,938,813
1.63%, 11/15/2050	4,000,000	2,481,250
1.75%, 8/15/2041	5,000,000	3,417,969
1.88%, 2/15/2041	4,350,000	3,081,023
1.88%, 2/15/2051 (b)	4,500,000	2,977,734
1.88%, 11/15/2051	5,250,000	3,469,102
2.00%, 11/15/2041	4,250,000	3,041,406
2.00%, 2/15/2050	2,050,000	1,407,773
2.00%, 8/15/2051	4,750,000	3,242,617
2.25%, 5/15/2041	5,000,000	3,778,906
2.25%, 8/15/2046	3,425,000	2,464,930
2.25%, 8/15/2049	2,000,000	1,462,188
2.25%, 2/15/2052	3,650,000	2,650,242
2.38%, 2/15/2042	8,250,000	6,321,562
2.38%, 11/15/2049	2,500,000	1,880,859
2.38%, 5/15/2051	5,900,000	4,412,094
2.50%, 2/15/2045	3,340,000	2,545,184
2.50%, 2/15/2046	3,400,000	2,579,750
2.50%, 5/15/2046	1,850,000	1,401,375
2.75%, 8/15/2042	900,000	730,688
2.75%, 11/15/2042	1,500,000	1,214,531
2.75%, 8/15/2047	1,700,000	1,357,875
2.75%, 11/15/2047	3,400,000	2,717,875
Security Description	Principal Amount	Value
2.88%, 5/15/2043	$1,850,000	$1,523,648
2.88%, 8/15/2045	5,480,000	4,468,769
2.88%, 11/15/2046	2,500,000	2,039,844
2.88%, 5/15/2049	2,450,000	2,041,156
2.88%, 5/15/2052	4,750,000	3,981,836
3.00%, 5/15/2042	325,000	276,352
3.00%, 11/15/2044	3,075,000	2,566,664
3.00%, 5/15/2045	1,875,000	1,564,746
3.00%, 11/15/2045	1,900,000	1,584,719
3.00%, 2/15/2047	2,200,000	1,838,375
3.00%, 5/15/2047	3,300,000	2,760,141
3.00%, 2/15/2048	3,200,000	2,692,000
3.00%, 8/15/2048	2,950,000	2,493,211
3.00%, 2/15/2049	2,650,000	2,259,539
3.00%, 8/15/2052	4,000,000	3,452,500
3.13%, 11/15/2041	350,000	304,391
3.13%, 2/15/2042	725,000	631,203
3.13%, 2/15/2043	1,075,000	923,492
3.13%, 8/15/2044	2,500,000	2,135,156
3.13%, 5/15/2048	2,375,000	2,052,520
3.25%, 5/15/2042	3,500,000	3,105,703
3.38%, 8/15/2042 (b)	3,500,000	3,170,781
3.38%, 5/15/2044	1,900,000	1,693,672
3.38%, 11/15/2048	3,100,000	2,820,516
3.50%, 2/15/2039	1,000,000	951,406
3.63%, 8/15/2043	1,600,000	1,490,750
3.63%, 2/15/2044	2,725,000	2,529,992
3.75%, 8/15/2041	2,000,000	1,916,250
3.75%, 11/15/2043	1,425,000	1,352,414
3.88%, 8/15/2040	750,000	736,875
4.25%, 5/15/2039	1,500,000	1,563,047
4.25%, 11/15/2040	1,500,000	1,547,813
4.38%, 2/15/2038	650,000	691,539
4.38%, 11/15/2039	1,250,000	1,319,141
4.38%, 5/15/2040	575,000	604,738
4.38%, 5/15/2041	300,000	314,109
4.50%, 2/15/2036	1,500,000	1,621,172
4.50%, 5/15/2038	200,000	215,469
4.50%, 8/15/2039	650,000	697,227
4.63%, 2/15/2040	400,000	434,750
4.75%, 2/15/2037	350,000	387,844
4.75%, 2/15/2041	650,000	714,898
5.00%, 5/15/2037	300,000	340,313
5.25%, 11/15/2028	450,000	477,914
6.25%, 5/15/2030	5,000,000	5,758,008
6.50%, 11/15/2026 (b)	1,500,000	1,628,672
Treasury Notes:
0.13%, 1/15/2024	4,000,000	3,790,938
0.13%, 2/15/2024	7,500,000	7,082,227
0.25%, 11/15/2023	3,500,000	3,344,961
0.25%, 3/15/2024	4,500,000	4,242,480
0.25%, 5/15/2024	2,500,000	2,341,602
0.25%, 6/15/2024 (b)	10,000,000	9,338,281
0.25%, 5/31/2025	3,500,000	3,147,539
0.25%, 6/30/2025	3,000,000	2,692,266

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
0.25%, 8/31/2025	$5,000,000	$4,453,516
0.25%, 9/30/2025	5,000,000	4,443,359
0.25%, 10/31/2025	7,750,000	6,861,777
0.38%, 10/31/2023 (b)	1,700,000	1,629,477
0.38%, 4/15/2024	5,000,000	4,706,641
0.38%, 7/15/2024 (b)	5,000,000	4,667,773
0.38%, 8/15/2024	2,000,000	1,860,313
0.38%, 9/15/2024	7,500,000	6,955,664
0.38%, 4/30/2025	4,000,000	3,622,813
0.38%, 11/30/2025	3,000,000	2,659,453
0.38%, 12/31/2025	6,000,000	5,305,312
0.38%, 1/31/2026	7,000,000	6,166,016
0.38%, 7/31/2027	2,000,000	1,679,063
0.38%, 9/30/2027	6,000,000	5,005,312
0.50%, 11/30/2023	5,000,000	4,784,570
0.50%, 3/31/2025	2,150,000	1,961,035
0.50%, 2/28/2026	6,000,000	5,294,062
0.50%, 4/30/2027	3,000,000	2,552,109
0.50%, 6/30/2027	4,500,000	3,809,883
0.50%, 8/31/2027	4,000,000	3,369,063
0.50%, 10/31/2027	2,250,000	1,882,617
0.63%, 10/15/2024 (b)	4,250,000	3,950,176
0.63%, 7/31/2026	1,500,000	1,312,266
0.63%, 11/30/2027	4,550,000	3,823,777
0.63%, 12/31/2027	6,000,000	5,032,031
0.63%, 5/15/2030	3,900,000	3,072,469
0.63%, 8/15/2030	3,750,000	2,938,477
0.75%, 12/31/2023 (b)	10,000,000	9,569,531
0.75%, 11/15/2024	8,000,000	7,431,875
0.75%, 3/31/2026	5,000,000	4,439,844
0.75%, 4/30/2026	3,500,000	3,099,687
0.75%, 8/31/2026	5,000,000	4,385,547
0.75%, 1/31/2028	6,500,000	5,471,680
0.88%, 1/31/2024	4,000,000	3,820,313
0.88%, 6/30/2026	3,000,000	2,656,641
0.88%, 9/30/2026	4,000,000	3,519,688
0.88%, 11/15/2030	8,000,000	6,375,000
1.00%, 12/15/2024	14,000,000	13,044,062
1.00%, 7/31/2028	7,000,000	5,895,859
1.13%, 1/15/2025	4,000,000	3,725,938
1.13%, 2/28/2025	2,000,000	1,856,875
1.13%, 10/31/2026	4,500,000	3,990,234
1.13%, 2/28/2027	1,250,000	1,100,781
1.13%, 2/29/2028	4,500,000	3,861,562
1.13%, 8/31/2028	5,000,000	4,233,203
1.13%, 2/15/2031 (b)	5,500,000	4,455,859
1.25%, 11/30/2026	6,500,000	5,785,000
1.25%, 12/31/2026	7,500,000	6,662,109
1.25%, 3/31/2028 (b)	6,000,000	5,173,125
1.25%, 4/30/2028	4,000,000	3,440,625
1.25%, 5/31/2028	5,500,000	4,720,977
1.25%, 6/30/2028	6,000,000	5,142,187
1.25%, 9/30/2028	4,000,000	3,405,313
1.25%, 8/15/2031	8,500,000	6,871,719
1.38%, 1/31/2025	2,000,000	1,872,500
Security Description	Principal Amount	Value
1.38%, 8/31/2026	$3,000,000	$2,700,234
1.38%, 10/31/2028	5,500,000	4,711,523
1.38%, 12/31/2028 (b)	3,500,000	2,995,234
1.38%, 11/15/2031	6,000,000	4,876,875
1.50%, 2/29/2024	7,500,000	7,211,426
1.50%, 9/30/2024	5,000,000	4,738,672
1.50%, 10/31/2024	1,500,000	1,417,969
1.50%, 11/30/2024	1,500,000	1,414,688
1.50%, 2/15/2025	5,000,000	4,686,719
1.50%, 8/15/2026	1,650,000	1,492,477
1.50%, 1/31/2027	6,050,000	5,424,676
1.50%, 11/30/2028	5,000,000	4,310,156
1.50%, 2/15/2030	2,850,000	2,418,938
1.63%, 2/15/2026	1,925,000	1,768,293
1.63%, 5/15/2026 (b)	2,750,000	2,513,457
1.63%, 9/30/2026	1,250,000	1,134,668
1.63%, 10/31/2026	1,250,000	1,132,227
1.63%, 8/15/2029	2,250,000	1,940,273
1.63%, 5/15/2031	8,750,000	7,345,898
1.75%, 6/30/2024 (b)	1,500,000	1,435,840
1.75%, 12/31/2024	1,250,000	1,183,984
1.75%, 3/15/2025	10,000,000	9,414,062
1.75%, 1/31/2029	5,000,000	4,366,406
1.75%, 11/15/2029	3,000,000	2,606,250
1.88%, 8/31/2024 (b)	850,000	812,680
1.88%, 6/30/2026	1,250,000	1,151,074
1.88%, 7/31/2026	1,000,000	919,297
1.88%, 2/28/2027	4,000,000	3,642,813
1.88%, 2/28/2029	3,250,000	2,860,508
2.00%, 5/31/2024	1,750,000	1,685,127
2.00%, 6/30/2024 (b)	350,000	336,506
2.00%, 2/15/2025	2,375,000	2,253,652
2.00%, 8/15/2025 (b)	1,500,000	1,409,180
2.00%, 11/15/2026	2,250,000	2,066,309
2.13%, 11/30/2023 (b)	1,000,000	975,664
2.13%, 3/31/2024	5,975,000	5,784,313
2.13%, 7/31/2024	2,500,000	2,404,785
2.13%, 9/30/2024	1,500,000	1,439,238
2.13%, 11/30/2024	1,250,000	1,194,531
2.13%, 5/15/2025	2,350,000	2,225,707
2.13%, 5/31/2026	2,500,000	2,324,414
2.25%, 12/31/2023 (b)	1,750,000	1,706,387
2.25%, 1/31/2024	1,000,000	973,203
2.25%, 3/31/2024	5,000,000	4,849,219
2.25%, 4/30/2024	1,000,000	968,086
2.25%, 10/31/2024	1,250,000	1,200,000
2.25%, 11/15/2024	3,000,000	2,876,953
2.25%, 12/31/2024	1,250,000	1,196,582
2.25%, 11/15/2025 (b)	5,475,000	5,155,910
2.25%, 3/31/2026	3,000,000	2,810,625
2.25%, 2/15/2027	3,000,000	2,773,125
2.25%, 8/15/2027	2,000,000	1,837,813
2.25%, 11/15/2027	4,750,000	4,345,137
2.38%, 2/29/2024	5,000,000	4,866,406
2.38%, 8/15/2024	1,950,000	1,882,740

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 5/15/2027	$2,900,000	$2,687,711
2.38%, 3/31/2029	3,750,000	3,396,680
2.38%, 5/15/2029	4,350,000	3,935,391
2.50%, 1/31/2024	2,000,000	1,951,953
2.50%, 4/30/2024	7,500,000	7,290,234
2.50%, 5/15/2024	5,000,000	4,856,055
2.50%, 5/31/2024 (b)	5,000,000	4,854,687
2.50%, 1/31/2025	1,000,000	960,547
2.50%, 2/28/2026	2,500,000	2,364,258
2.50%, 3/31/2027	2,500,000	2,335,156
2.63%, 12/31/2023	3,000,000	2,938,125
2.63%, 3/31/2025	1,000,000	961,250
2.63%, 4/15/2025	7,500,000	7,201,758
2.63%, 12/31/2025	3,250,000	3,092,070
2.63%, 1/31/2026	2,250,000	2,138,203
2.63%, 5/31/2027	6,000,000	5,632,500
2.63%, 2/15/2029 (b)	4,450,000	4,099,910
2.75%, 11/15/2023	1,500,000	1,473,809
2.75%, 2/15/2024	7,100,000	6,946,906
2.75%, 2/28/2025	1,000,000	965,078
2.75%, 5/15/2025	3,500,000	3,367,930
2.75%, 6/30/2025 (b)	2,750,000	2,642,793
2.75%, 8/31/2025 (b)	2,500,000	2,396,484
2.75%, 4/30/2027	5,000,000	4,719,141
2.75%, 2/15/2028	2,750,000	2,574,473
2.75%, 5/31/2029	4,000,000	3,705,625
2.88%, 10/31/2023	2,000,000	1,969,766
2.88%, 11/30/2023 (b)	3,000,000	2,950,195
2.88%, 4/30/2025	1,250,000	1,207,422
2.88%, 5/31/2025	3,900,000	3,761,977
2.88%, 6/15/2025	3,000,000	2,893,359
2.88%, 7/31/2025 (b)	4,000,000	3,853,750
2.88%, 11/30/2025	1,500,000	1,439,414
2.88%, 5/15/2028	4,000,000	3,756,563
2.88%, 8/15/2028	7,750,000	7,268,652
2.88%, 4/30/2029	5,250,000	4,902,187
2.88%, 5/15/2032	9,000,000	8,326,406
3.00%, 6/30/2024 (b)	4,000,000	3,912,500
3.00%, 9/30/2025 (b)	2,500,000	2,412,891
3.00%, 10/31/2025	2,750,000	2,651,602
3.13%, 11/15/2028	5,500,000	5,224,570
3.25%, 6/30/2029	3,000,000	2,868,281
U.S. Treasury Notes:
1.88%, 2/15/2032	8,500,000	7,206,406
2.63%, 7/31/2029	7,000,000	6,433,437
2.75%, 7/31/2027	5,500,000	5,179,453
2.75%, 8/15/2032 (b)	5,000,000	4,574,219
3.13%, 8/15/2025	5,000,000	4,846,875
3.13%, 8/31/2027 (b)	2,500,000	2,398,242
3.13%, 8/31/2029	5,500,000	5,221,562
3.25%, 8/31/2024 (b)	6,250,000	6,136,963
4.13%, 9/30/2027	3,000,000	3,009,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $879,542,517)		772,260,342
Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Bay Area Toll Authority:
6.91%, 10/1/2050	$25,000	$30,424
Series F3, 3.13%, 4/1/2055	500,000	337,378
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	42,936
California, State General Obligation:
3.50%, 4/1/2028	250,000	236,295
7.30%, 10/1/2039	125,000	149,612
7.50%, 4/1/2034	100,000	119,036
7.55%, 4/1/2039	100,000	124,530
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	84,986
Los Angeles Community College District:
1.61%, 8/1/2028	50,000	42,637
1.81%, 8/1/2030	50,000	40,626
2.11%, 8/1/2032	50,000	39,145
Los Angeles Department of Water & Power Revenue 5.72%, 7/1/2039	100,000	103,728
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	25,597
Regents of the University of California Medical Center Pooled Revenue:
4.13%, 5/15/2032	500,000	456,050
Series H, 6.55%, 5/15/2048	50,000	57,073
San Jose Redev. Agency Successor Agency Series T, 3.38%, 8/1/2034	275,000	239,441
State of California 7.60%, 11/1/2040	250,000	314,337
University of California Series BG, 0.88%, 5/15/2025	15,000	13,655
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	288,055
		2,745,541
FLORIDA — 0.0% (a)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	108,419
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	50,000	45,267
Series A, 1.71%, 7/1/2027	50,000	42,759
Series A, 2.15%, 7/1/2030	50,000	40,143
		236,588

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	$158,000	$174,434
ILLINOIS — 0.0% (a)
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	43,945
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	43,952
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	223,897
State of Illinois:
5.10%, 6/1/2033	50,000	47,628
6.63%, 2/1/2035	200,000	203,115
7.35%, 7/1/2035	92,857	98,485
		661,022
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series C, 2.51%, 7/1/2041	15,000	10,743
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	20,000	15,835
Series C, 2.95%, 5/15/2043	100,000	74,887
		101,465
MICHIGAN — 0.1%
Michigan Strategic Fund 3.23%, 9/1/2047	750,000	534,718
University of Michigan Series A, 4.45%, 4/1/2122	250,000	199,549
		734,267
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue:
3.23%, 5/15/2050	300,000	215,255
3.65%, 8/15/2057	100,000	75,551
		290,806
NEW JERSEY — 0.0% (a)
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	200,000	166,282
4.13%, 6/15/2042	160,000	128,156
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	118,128
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	24,580
		437,146
Security Description	Principal Amount	Value
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	$25,000	$25,959
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	76,337
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	100,000	90,514
Port Authority of New York & New Jersey:
3.14%, 2/15/2051	500,000	353,729
4.46%, 10/1/2062	190,000	166,003
5.65%, 11/1/2040	100,000	103,784
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	1,000,000	653,625
4.03%, 9/1/2048	125,000	103,074
Series 192, 4.81%, 10/15/2065	25,000	23,319
		1,596,344
OHIO — 0.0% (a)
American Municipal Power, Inc. 7.83%, 2/15/2041	150,000	185,070
OREGON — 0.0% (a)
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	750,000	536,414
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority:
Series A, 2.99%, 6/1/2042	750,000	526,102
Series A, 4.14%, 6/1/2038	125,000	109,590
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	67,460
		703,152
TEXAS — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue 2.91%, 2/1/2048	75,000	52,684
Dallas Area Rapid Transit:
5.02%, 12/1/2048	100,000	97,179
Series A, 2.61%, 12/1/2048	500,000	326,510
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	202,023
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	65,000	45,335

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	$150,000	$110,005
State of Texas 3.21%, 4/1/2044	50,000	39,091
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	150,000	98,157
2.56%, 4/1/2042	40,000	28,472
		999,456
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	39,378
University of Virginia, Revenue 2.26%, 9/1/2050	150,000	89,384
		128,762
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,386,197)		9,530,467
MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	95,170
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	82,769
Series 2017-BNK8, Class B, 4.06%, 11/15/2050 (c)	50,000	44,486
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	135,350
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	95,238
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	90,121
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	87,784
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	43,382
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	172,135
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	73,135
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	392,202
Security Description	Principal Amount	Value
BANK 2021-BNK31 Series 2021-BN31, Class A4, 2.04%, 2/15/2054	$234,783	$184,586
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	247,052
BANK 2021-BNK37 Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	398,771
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	135,719
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	197,966
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	200,599
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	375,741
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	121,175
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	93,858
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	94,433
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	104,839
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	174,949
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	633,743
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	62,653
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	348,110
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	408,595
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	236,124
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	274,036
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	171,650
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	282,345
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	74,512

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	$600,000	$573,927
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	229,566
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	85,792
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	129,811
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	631,228
COMM Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	98,250
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	384,530
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	862,702	831,517
Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	96,487
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	47,940
Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	187,330	182,371
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	94,361
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	141,619
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	228,787
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	47,525
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	500,000	468,820
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	171,857
GS Mortgage Securities Trust:
Series 2014-GC24, Class A5, 3.93%, 9/10/2047	600,000	583,455
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	182,059
Security Description	Principal Amount	Value
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	$250,000	$229,371
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	129,644
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	389,718
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	59,296
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	48,409
Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	95,479
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	191,758
Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	95,459
Series 2016-C1, Class B, 4.89%, 3/17/2049 (c)	300,000	278,572
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	463,246
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	802,886
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	191,091
Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	390,359
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class A3, 3.51%, 5/15/2048	204,049	194,194
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	140,729
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	175,794
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	287,849
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	374,404

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-C16, Class A4, 3.60%, 4/15/2052	$100,000	$89,756
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	98,149	96,183
Series 2015-C31, Class A3, 3.43%, 11/15/2048	78,461	75,412
Series 2015-SG1, Class A4, 3.79%, 9/15/2048	970,578	928,294
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	273,696
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	230,130
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	143,097
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	171,553
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	86,429
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	284,927
WFRBS Commercial Mortgage Trust:
Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	206,874
Series 2014-C24, Class A4, 3.34%, 11/15/2047	425,000	408,920
Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	98,570
TOTAL MORTGAGE-BACKED SECURITIES (Cost $22,194,461)		18,975,229
	Shares
SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (g) (h)	36,456,714	36,464,005
State Street Navigator Securities Lending Portfolio II (i) (j)	96,061,309	96,061,309
TOTAL SHORT-TERM INVESTMENTS (Cost $132,519,879)		132,525,314
TOTAL INVESTMENTS — 106.0% (Cost $2,334,340,842)		2,017,756,230
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(114,571,717)
NET ASSETS — 100.0%		$1,903,184,513

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2022. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$454,554,134	$—	$454,554,134
Asset-Backed Securities	—	5,583,851	—	5,583,851
Foreign Government Obligations	—	62,432,450	—	62,432,450
U.S. Government Agency Obligations	—	561,894,443	—	561,894,443
U.S. Treasury Obligations	—	772,260,342	—	772,260,342
Municipal Bonds & Notes	—	9,530,467	—	9,530,467
Mortgage-Backed Securities	—	18,975,229	—	18,975,229
Short-Term Investments	132,525,314	—	—	132,525,314
TOTAL INVESTMENTS	$132,525,314	$1,885,230,916	$—	$2,017,756,230

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	114,486,457	$114,497,906	$364,059,882	$442,069,628	$(35,359)	$11,204	36,464,714	$36,464,005	$219,435
State Street Navigator Securities Lending Portfolio II	91,540,533	91,540,533	582,731,510	578,210,734	—	—	96,061,309	96,061,309	216,302
Total		$206,038,439	$946,791,392	$1,020,280,362	$(35,359)	$11,204		$132,525,314	$435,737
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments
September 30, 2022 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity ex- U.S. Index Portfolio. The Schedule of Investments for the State Street Global All Cap Equity ex- U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 94.9%
ARGENTINA — 0.0% (a)
IRSA Inversiones y Representaciones SA ADR (b)	30	$122
AUSTRALIA — 5.4%
29Metals, Ltd.	50,119	72,740
Abacus Property Group REIT	78,325	125,708
Accent Group, Ltd.	80,316	66,048
Adbri, Ltd.	66,713	79,082
AGL Energy, Ltd.	116,187	509,470
Alkane Resources, Ltd. (b)	52,614	22,996
Allkem, Ltd. (b)	97,298	864,895
ALS, Ltd.	102,972	670,593
Altium, Ltd.	24,114	528,118
Alumina, Ltd.	428,545	348,717
AMP, Ltd. (b)(c)	550,600	387,938
Ampol, Ltd.	39,298	730,639
Ansell, Ltd.	20,526	331,975
APA Group Stapled Security	202,076	1,249,776
APM Human Services International, Ltd.	44,330	96,328
Appen, Ltd. (b)	17,500	34,757
ARB Corp., Ltd. (c)	12,614	225,268
Arena REIT	55,095	118,846
Aristocrat Leisure, Ltd.	107,689	2,282,509
ASX, Ltd.	35,861	1,658,954
Atlas Arteria, Ltd. Stapled Security	251,484	1,006,589
AUB Group, Ltd.	14,234	174,253
Aurizon Holdings, Ltd.	317,778	706,439
Aussie Broadband, Ltd. (b)	39,567	57,659
Austal, Ltd.	128,456	188,278
Australia & New Zealand Banking Group, Ltd.	533,135	7,844,718
Australian Agricultural Co., Ltd. (b)	66,789	73,695
Australian Clinical Labs, Ltd.	11,460	26,038
Australian Ethical Investment, Ltd.	14,927	47,827
Australian Strategic Materials, Ltd. (b)(c)	22,861	34,224
AVZ Minerals, Ltd. (b)(c)(d)	378,780	142,469
Bank of Queensland, Ltd. (c)	124,490	521,270
Bapcor, Ltd. (c)	67,346	264,266
Beach Energy, Ltd.	253,907	245,092
Bega Cheese, Ltd.	66,288	147,402
Bellevue Gold, Ltd. (b)	140,988	67,356
Security Description	Shares	Value
Bendigo & Adelaide Bank, Ltd. (c)	107,194	$539,122
Betmakers Technology Group, Ltd. (b)(c)	145,211	29,190
BHP Group, Ltd.	906,402	22,647,685
Blackmores, Ltd. (c)	2,411	97,730
BlueScope Steel, Ltd.	89,834	876,936
Boral, Ltd. (c)	71,366	122,276
Boss Energy, Ltd. (b)	52,162	87,679
BrainChip Holdings, Ltd. (b)(c)	253,070	138,942
Brambles, Ltd.	251,044	1,845,972
Breville Group, Ltd. (c)	15,270	177,091
Brickworks, Ltd.	17,916	248,008
BWP Trust REIT	120,111	287,030
Calix, Ltd. (b)	20,810	77,184
Capricorn Metals, Ltd. (b)	37,286	71,753
carsales.com, Ltd.	68,908	826,194
Centuria Capital Group	108,229	106,818
Centuria Industrial REIT	113,993	190,682
Centuria Office REIT	90,435	84,617
Chalice Mining, Ltd. (b)	60,579	152,300
Challenger, Ltd. (c)	95,059	357,936
Champion Iron, Ltd.	51,740	161,624
Charter Hall Group REIT	91,499	678,234
Charter Hall Long Wale REIT	111,685	286,729
Charter Hall Retail REIT	83,468	198,993
Charter Hall Social Infrastructure REIT	80,449	158,119
City Chic Collective, Ltd. (b)(c)	62,069	51,878
Cleanaway Waste Management, Ltd. (c)	360,005	630,855
Clinuvel Pharmaceuticals, Ltd. (c)	6,455	76,962
Cochlear, Ltd.	12,515	1,562,602
Codan, Ltd.	10,768	39,154
Coles Group, Ltd.	239,767	2,540,752
Collins Foods, Ltd.	13,982	78,096
Commonwealth Bank of Australia	305,208	17,847,054
Computershare, Ltd.	98,231	1,574,874
Core Lithium, Ltd. (b)(c)	259,338	179,114
Coronado Global Resources, Inc. CDI (e)	130,461	146,402
Corporate Travel Management, Ltd.	19,528	209,751
Costa Group Holdings, Ltd.	76,579	110,705
Credit Corp. Group, Ltd. (c)	10,877	120,456
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Cromwell Property Group REIT	181,739	$78,600
CSL, Ltd.	86,182	15,754,531
CSR, Ltd.	78,074	223,637
Data#3, Ltd. (c)	21,811	87,155
De Grey Mining, Ltd. (b)(c)	195,324	129,723
Deterra Royalties, Ltd.	98,307	253,948
Dexus REIT	193,391	966,997
Dexus Industria REIT (c)	27,326	41,518
DGL Group, Ltd. (b)	20,612	19,885
Dicker Data, Ltd.	13,173	86,564
Domain Holdings Australia, Ltd. (c)	51,929	107,424
Domino's Pizza Enterprises, Ltd. (c)	9,484	314,076
Downer EDI, Ltd.	138,327	406,694
Eagers Automotive, Ltd. (c)	25,047	176,875
Eclipx Group, Ltd. (b)(c)	45,962	65,531
Elders, Ltd.	26,825	205,760
EML Payments, Ltd. (b)(c)	85,211	43,235
Endeavour Group, Ltd.	248,016	1,120,368
EVENT Hospitality and Entertainment, Ltd. (b)	18,245	152,922
Evolution Mining, Ltd.	297,151	389,656
Firefinch, Ltd. (b)(c)(d)	180,320	6,956
Flight Centre Travel Group, Ltd. (b)(c)	25,600	232,972
Fortescue Metals Group, Ltd.	304,771	3,288,703
G8 Education, Ltd. (c)	123,292	76,064
GDI Property Group Partnership REIT	107,674	55,564
Genworth Mortgage Insurance Australia, Ltd.	52,077	91,192
Glencore PLC (b)	1,764,602	9,270,924
Gold Road Resources, Ltd. (c)	127,737	104,457
Goodman Group REIT	306,620	3,114,937
GPT Group REIT	331,882	821,032
GrainCorp, Ltd. Class A	34,811	176,014
Grange Resources, Ltd. (c)	84,209	37,931
Growthpoint Properties Australia, Ltd. REIT	38,972	77,421
GUD Holdings, Ltd. (c)	22,661	108,064
GWA Group, Ltd.	53,859	66,027
Hansen Technologies, Ltd.	29,249	83,296
Harvey Norman Holdings, Ltd. (c)	95,564	248,494
Healius, Ltd.	100,912	218,196
Home Consortium, Ltd. REIT	27,298	78,008
HomeCo Daily Needs REIT	230,064	165,756
HUB24, Ltd.	12,608	169,254
IDP Education, Ltd. (c)	40,054	676,317
IGO, Ltd.	118,080	1,044,050
Iluka Resources, Ltd.	73,913	430,120
Imdex, Ltd. (c)	53,000	60,427
Imugene, Ltd. (b)(c)	908,453	104,268
Incitec Pivot, Ltd.	337,899	772,303
Security Description	Shares	Value
Ingenia Communities Group REIT	49,167	$117,712
Inghams Group, Ltd. (c)	49,503	75,737
Insignia Financial, Ltd.	99,811	189,654
Insurance Australia Group, Ltd.	441,188	1,311,883
Integral Diagnostics, Ltd.	37,623	66,990
InvoCare, Ltd.	23,100	150,276
ioneer, Ltd. (b)(c)	317,776	128,418
IPH, Ltd.	44,341	271,198
IRESS, Ltd.	27,996	160,485
JB Hi-Fi, Ltd.	18,930	460,479
Jervois Global, Ltd. (b)	265,264	87,572
Johns Lyng Group, Ltd. (c)	32,604	131,590
Judo Capital Holdings, Ltd. (b)	89,055	61,525
Jumbo Interactive, Ltd.	6,701	51,367
Karoon Energy, Ltd. (b)	70,000	82,418
Kelsian Group, Ltd. (c)	17,921	55,853
Kogan.com, Ltd. (b)(c)	10,762	20,837
Lake Resources NL (b)(c)	266,629	151,241
LendLease Corp., Ltd. Stapled Security	119,698	687,860
Leo Lithium, Ltd. (b)	128,800	45,280
Lifestyle Communities, Ltd. (c)	14,038	136,698
Link Administration Holdings, Ltd.	83,066	152,085
Liontown Resources, Ltd. (b)(c)	319,135	302,428
Lottery Corp., Ltd. (b)	384,527	1,035,828
Lovisa Holdings, Ltd.	9,542	129,796
Lynas Rare Earths, Ltd. (b)(c)	152,749	740,421
MA Financial Group, Ltd. (c)	13,806	34,096
Maas Group Holdings, Ltd. (c)	10,192	20,642
Macquarie Group, Ltd.	65,195	6,393,247
Magellan Financial Group, Ltd. (c)	33,740	241,949
Mayne Pharma Group, Ltd. (b)(c)	178,522	31,439
McMillan Shakespeare, Ltd.	10,424	86,235
Medibank Pvt, Ltd.	477,143	1,071,993
Megaport, Ltd. (b)	28,472	140,030
Mesoblast, Ltd. (b)(c)	73,703	36,548
Metcash, Ltd. (c)	150,901	376,864
Mincor Resources NL (b)	58,525	68,790
Mineral Resources, Ltd.	29,502	1,244,718
Mirvac Group REIT	767,004	960,387
Monadelphous Group, Ltd.	13,496	112,576
Mount Gibson Iron, Ltd. (b)(c)	98,191	25,768
Nanosonics, Ltd. (b)(c)	34,472	76,415
National Australia Bank, Ltd.	572,645	10,657,615
National Storage REIT	181,186	262,245
Nearmap, Ltd. (b)	76,198	97,852
Neometals, Ltd. (b)(c)	98,207	70,865
Netwealth Group, Ltd.	16,421	127,782

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
New Hope Corp., Ltd. (c)	83,313	$338,279
Newcrest Mining, Ltd.	164,307	1,813,263
NEXTDC, Ltd. (b)	79,494	447,065
nib holdings, Ltd.	89,046	430,194
Nick Scali, Ltd. (c)	11,946	70,884
Nine Entertainment Co. Holdings, Ltd.	253,061	305,085
Northern Star Resources, Ltd.	201,863	1,016,002
Novonix, Ltd. (b)(c)	62,564	69,793
NRW Holdings, Ltd.	47,497	72,713
Nufarm, Ltd.	72,045	232,065
Objective Corp., Ltd.	2,964	24,935
OceanaGold Corp. (b)	131,800	215,822
Omni Bridgeway, Ltd. (b)	52,001	124,887
oOh!media, Ltd.	161,946	127,202
Orica, Ltd.	86,063	736,486
Origin Energy, Ltd.	317,119	1,057,618
Orora, Ltd.	139,332	269,996
OZ Minerals, Ltd. (c)	57,611	957,993
Pact Group Holdings, Ltd. (c)	44,824	38,818
Paladin Energy, Ltd. (b)	501,240	237,645
Pendal Group, Ltd.	57,750	167,112
Pepper Money, Ltd.	84,260	75,088
Perenti Global, Ltd. (b)	90,600	53,578
Perpetual, Ltd. (c)	8,866	134,682
Perseus Mining, Ltd.	186,940	182,800
PEXA Group, Ltd. (b)(c)	13,165	113,750
Pilbara Minerals, Ltd. (b)	499,501	1,448,613
Pinnacle Investment Management Group, Ltd. (c)	19,197	102,316
Platinum Asset Management, Ltd.	87,073	95,248
PointsBet Holdings, Ltd. (b)(c)	49,293	58,313
PolyNovo, Ltd. (b)(c)	95,720	79,156
Premier Investments, Ltd.	16,862	244,169
Pro Medicus, Ltd.	7,353	236,006
PWR Holdings, Ltd. (c)	12,163	66,188
Qantas Airways, Ltd. (b)	148,188	478,006
QBE Insurance Group, Ltd.	264,047	1,969,242
Qube Holdings, Ltd.	292,506	466,819
Ramelius Resources, Ltd.	137,124	62,821
Ramsay Health Care, Ltd.	31,724	1,170,517
REA Group, Ltd.	9,156	669,870
Red 5, Ltd. (b)	342,900	42,172
Reece, Ltd.	48,002	433,578
Regis Resources, Ltd.	121,027	121,228
Rio Tinto PLC	201,109	10,878,731
Rio Tinto, Ltd.	67,344	4,094,813
Rural Funds Group REIT (c)	77,672	114,367
Sandfire Resources, Ltd. (b)	81,203	195,012
Santos, Ltd.	575,020	2,670,034
Sayona Mining, Ltd. (b)(c)	1,307,496	196,318
Scentre Group REIT	928,368	1,524,666
SEEK, Ltd.	55,446	677,354
Security Description	Shares	Value
Select Harvests, Ltd. (b)(c)	16,224	$54,864
Seven Group Holdings, Ltd. (c)	28,403	309,711
Seven West Media, Ltd. (b)	154,264	40,752
SG Fleet Group, Ltd.	15,018	19,383
Shopping Centres Australasia Property Group REIT	178,751	270,921
Sigma Healthcare, Ltd. (c)	183,261	78,473
Silver Lake Resources, Ltd. (b)	138,597	104,446
SiteMinder, Ltd. (b)	35,031	69,364
SmartGroup Corp., Ltd.	16,016	51,492
SolGold PLC (b)	211,825	35,847
Sonic Healthcare, Ltd.	81,347	1,594,875
South32, Ltd. (c)(f)	10,757	25,462
South32, Ltd. (f)	809,286	1,931,082
Southern Cross Media Group, Ltd. (c)	24,760	14,666
St Barbara, Ltd. (b)	144,737	68,591
Star Entertainment Group, Ltd. (b)	137,389	227,959
Steadfast Group, Ltd.	178,156	532,472
Stockland REIT	413,588	870,030
Suncorp Group, Ltd.	218,752	1,418,879
Super Retail Group, Ltd. (c)	23,661	135,257
Syrah Resources, Ltd. (b)(c)	102,414	106,969
Tabcorp Holdings, Ltd.	380,401	229,297
Tassal Group, Ltd.	28,059	93,311
Technology One, Ltd.	59,774	405,563
Telix Pharmaceuticals, Ltd. (b)(c)	60,067	181,107
Telstra Corp., Ltd.	719,575	1,785,961
Temple & Webster Group, Ltd. (b)	17,447	55,258
Transurban Group Stapled Security	553,587	4,394,462
Treasury Wine Estates, Ltd.	123,652	1,000,080
Tyro Payments, Ltd. (b)(c)	83,907	69,177
United Malt Grp, Ltd.	70,342	141,721
Ventia Services Group Pty, Ltd.	41,497	68,747
Vicinity Centres REIT	698,466	782,794
Viva Energy Group, Ltd. (e)	128,374	216,762
Vulcan Energy Resources, Ltd. (b)(c)	16,801	79,443
Vulcan Steel, Ltd.	8,527	37,221
Washington H Soul Pattinson & Co., Ltd. (c)	35,700	616,916
Waypoint REIT, Ltd.	110,238	168,173
Webjet, Ltd. (b)(c)	56,729	173,020
Wesfarmers, Ltd.	204,612	5,622,649
West African Resources, Ltd. (b)	174,419	117,071
Westgold Resources, Ltd. (b)	74,307	39,859
Westpac Banking Corp.	625,958	8,324,145
Whitehaven Coal, Ltd.	164,202	957,591
WiseTech Global, Ltd.	25,443	835,576

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Woodside Energy Group, Ltd.	339,556	$6,973,435
Woolworths Group, Ltd.	218,136	4,764,691
Worley, Ltd. (c)	50,969	417,678
Zip Co., Ltd. (b)(c)	122,254	52,949
		232,693,428
AUSTRIA — 0.2%
Agrana Beteiligungs AG	3,687	51,109
ams-OSRAM AG (b)	48,221	300,909
ANDRITZ AG	11,545	488,382
AT&S Austria Technologie & Systemtechnik AG	4,273	139,408
BAWAG Group AG (b)(e)	14,714	632,271
CA Immobilien Anlagen AG (b)	8,392	249,396
DO & Co. AG (b)(c)	1,342	88,996
Erste Group Bank AG	59,743	1,309,161
EVN AG	5,757	95,821
FACC AG (b)(c)	6,220	36,726
IMMOFINANZ AG (b)(c)	12,435	152,031
Kontron AG	8,066	113,848
Lenzing AG (c)	2,503	135,744
Mondi PLC (f)	68,121	1,046,269
Mondi PLC (f)	19,096	296,856
Oesterreichische Post AG (c)	5,472	145,798
OMV AG	25,589	925,768
Palfinger AG	2,748	52,745
Porr AG	3,398	29,960
Raiffeisen Bank International AG (b)	30,683	362,854
S IMMO AG	7,618	169,411
Schoeller-Bleckmann Oilfield Equipment AG	2,703	118,080
Semperit AG Holding	2,674	44,856
Strabag SE	3,504	132,502
Telekom Austria AG (b)	27,016	156,415
UNIQA Insurance Group AG	23,821	140,535
Verbund AG	11,831	1,009,687
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,801	158,719
Voestalpine AG	19,358	327,795
Wienerberger AG	20,270	406,689
		9,318,741
BELGIUM — 0.6%
Ackermans & van Haaren NV	4,512	572,269
Aedifica SA REIT	6,002	462,442
Ageas SA/NV	27,846	1,015,176
AGFA-Gevaert NV (b)	20,285	59,973
Anheuser-Busch InBev SA/NV	155,066	7,021,099
Barco NV	11,307	240,684
Bekaert SA	5,874	147,828
bpost SA (c)	27,427	146,939
Cofinimmo SA REIT	5,191	430,928
Deme Group NV (b)	1,142	118,311
Security Description	Shares	Value
D'ieteren Group	4,512	$635,483
Econocom Group SA	27,987	69,367
Elia Group SA	5,432	638,929
Etablissements Franz Colruyt NV (c)	11,897	261,406
Euronav NV (b)	32,908	513,380
Fagron	9,324	114,502
Galapagos NV (b)	7,802	333,027
Gimv NV	4,744	203,596
Groupe Bruxelles Lambert NV	19,174	1,340,388
Immobel SA	500	21,811
Intervest Offices & Warehouses NV REIT	5,766	131,614
Ion Beam Applications	4,121	48,446
KBC Ancora	5,707	185,470
KBC Group NV	45,648	2,165,295
Kinepolis Group NV (b)(c)	2,953	109,397
Melexis NV	3,801	257,042
Mithra Pharmaceuticals SA (b)(c)	8,258	50,746
Montea NV REIT	1,662	125,471
Ontex Group NV (b)(c)	20,660	110,906
Orange Belgium SA (b)	3,420	60,337
Proximus SADP	25,813	267,521
Recticel SA	8,030	105,305
Retail Estates NV REIT	1,714	95,438
Shurgard Self Storage SA	4,330	175,963
Sofina SA	2,770	477,874
Solvay SA	14,185	1,097,785
Telenet Group Holding NV	9,284	127,590
Tessenderlo Group SA (b)	3,925	115,315
UCB SA	23,560	1,634,345
Umicore SA	39,444	1,157,496
Van de Velde NV	2,134	68,388
VGP NV	1,656	157,887
Warehouses De Pauw CVA REIT	25,845	634,510
X-Fab Silicon Foundries SE (b)(e)	6,093	30,160
Xior Student Housing NV REIT	3,232	100,855
		23,838,694
BRAZIL — 1.7%
3R Petroleum Oleo E Gas SA (b)	39,340	259,001
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	72,400	26,905
AES Brasil Energia SA	33,800	58,866
AES Brasil Energia SA (b)	7,982	13,901
Aliansce Sonae Shopping Centers SA	20,000	73,583
Alpargatas SA Preference Shares	41,207	162,044
Alupar Investimento SA	19,900	100,073

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Ambev SA	849,767	$2,441,439
Ambipar Participacoes e Empreendimentos S/A	11,000	55,581
Americanas SA	120,142	377,162
Anima Holding SA (b)	73,989	82,896
Arezzo Industria e Comercio SA	12,117	220,460
Armac Locacao Logistica E Servicos SA	35,900	95,112
Atacadao SA	79,800	285,187
Auren Energia SA	48,330	121,074
Azul SA Preference Shares (b)	39,000	106,137
B3 SA - Brasil Bolsa Balcao	1,105,703	2,667,743
Banco ABC Brasil SA Preference Shares	16,392	63,339
Banco Bradesco SA Preference Shares	957,282	3,511,370
Banco Bradesco SA	300,740	906,860
Banco BTG Pactual SA	204,308	937,146
Banco do Brasil SA	156,400	1,113,828
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	21,600	46,923
Banco Pan SA Preference Shares	45,500	58,717
Banco Santander Brasil SA	66,000	370,216
BB Seguridade Participacoes SA	121,300	595,864
Blau Farmaceutica SA	18,200	109,728
Boa Vista Servicos SA	62,800	68,386
BR Malls Participacoes SA	145,082	252,942
BR Properties SA (b)	23,500	36,105
Bradespar SA Preference Shares	47,336	207,938
BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,000	44,668
Braskem SA Class A, Preference Shares	30,800	149,420
BRF SA (b)	137,309	326,972
Camil Alimentos SA	18,200	31,932
CCR SA	221,300	512,658
Centrais Eletricas Brasileiras SA	183,119	1,454,768
Centrais Eletricas Brasileiras SA Class B, Preference Shares	52,400	437,405
Cia Brasileira de Aluminio	56,800	120,135
Cia Brasileira de Distribuicao	47,300	169,564
Cia de Saneamento Basico do Estado de Sao Paulo	62,700	574,969
Cia de Saneamento de Minas Gerais-COPASA	25,800	62,964
Cia de Saneamento do Parana Preference Shares	41,300	26,725
Cia de Saneamento do Parana	20,500	65,000
Security Description	Shares	Value
Cia Energetica de Minas Gerais Preference Shares	232,804	$463,125
Cia Energetica do Ceara Class A, Preference Shares	1,500	12,618
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	4,400	42,285
Cia Paranaense de Energia Preference Shares	155,100	188,683
Cia Paranaense de Energia	8,700	52,115
Cia Siderurgica Nacional SA	121,800	286,437
Cielo SA	206,639	206,301
CM Hospitalar SA	38,500	126,273
Cogna Educacao (b)	280,063	152,229
Cosan SA	205,280	659,616
CPFL Energia SA	38,800	242,175
Cruzeiro do Sul Educacional SA	39,700	36,185
CVC Brasil Operadora e Agencia de Viagens SA (b)	50,184	58,545
Cyrela Brazil Realty SA Empreendimentos e Participacoes	46,400	157,416
Dexco SA	47,080	81,385
EcoRodovias Infraestrutura e Logistica SA (b)	81,929	75,282
EDP - Energias do Brasil SA	41,700	168,300
Embraer SA (b)	123,400	265,789
Enauta Participacoes SA	35,800	96,105
Energisa SA	35,700	276,486
Eneva SA (b)	170,312	445,550
Engie Brasil Energia SA	35,366	251,799
Equatorial Energia SA	174,133	866,021
ERO Copper Corp. (b)(c)	12,000	133,358
Ez Tec Empreendimentos e Participacoes SA	13,200	51,835
Fleury SA	24,200	79,103
Gerdau SA Preference Shares	198,600	897,378
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	26,856	44,339
GPS Participacoes e Empreendimentos SA (e)	31,500	78,272
Grendene SA	42,700	55,814
Grupo De Mona Soma SA	81,572	200,882
Grupo Mateus SA (b)	120,500	147,037
Grupo SBF SA	10,267	38,173
Guararapes Confeccoes SA	16,300	26,339
Hapvida Participacoes e Investimentos SA (e)	845,670	1,183,564
Hidrovias do Brasil SA (b)	120,200	52,668
Hospital Mater Dei SA	44,500	71,577
Hypera SA	71,500	584,944
Iguatemi SA (f)	38,285	144,112
Iguatemi SA (f)	10,747	5,563

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Infracommerce CXAAS SA (b)	44,400	$46,790
Infracommerce CXAAS SA	12,598	13,276
Instituto Hermes Pardini SA	9,200	36,553
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	24,100	131,620
Iochpe Maxion SA	18,100	42,499
IRB Brasil Resseguros SA (b)	420,517	85,521
Itau Unibanco Holding SA Preference Shares	872,703	4,527,403
Itausa SA Preference Shares	861,403	1,549,581
JHSF Participacoes SA	59,024	80,752
Klabin SA	124,628	418,203
Light SA	74,600	74,478
Localiza Rent a Car SA	128,466	1,450,953
Locaweb Servicos de Internet SA (b)(e)	60,765	101,109
LOG Commercial Properties e Participacoes SA	7,400	33,861
Lojas Quero Quero S/A	30,200	32,496
Lojas Renner SA	183,449	944,573
M Dias Branco SA	11,500	93,146
Magazine Luiza SA (b)	572,561	474,236
Mahle-Metal Leve SA	4,100	17,631
Marcopolo SA Preference Shares	86,300	46,111
Marfrig Global Foods SA	58,600	106,933
Meliuz SA (b)(e)	95,334	19,917
Metalurgica Gerdau SA Preference Shares	111,300	217,915
Minerva SA	36,335	84,240
Movida Participacoes SA	19,000	43,453
MRV Engenharia e Participacoes SA	49,600	113,893
Multilaser Industrial SA	93,200	90,291
Multiplan Empreendimentos Imobiliarios SA	56,314	251,645
Natura & Co. Holding SA	151,037	411,321
Odontoprev SA	38,060	61,922
Omega Energia SA (b)	88,637	168,463
Oncoclinicas do Brasil Servicos Medicos SA (b)	76,500	90,377
Pet Center Comercio e Participacoes SA	54,208	101,925
Petro Rio SA (b)	119,310	607,265
Petroleo Brasileiro SA Preference Shares	854,800	4,709,511
Petroleo Brasileiro SA	659,700	4,034,661
Petroreconcavo SA	22,200	102,856
Qualicorp Consultoria e Corretora de Seguros SA	32,700	49,332
Raia Drogasil SA	186,000	781,641
Randon SA Implementos e Participacoes Preference Shares	25,700	45,139
Rede D'Or Sao Luiz SA (e)	64,200	352,760
Security Description	Shares	Value
Rumo SA	218,271	$745,750
Santos Brasil Participacoes SA	104,381	147,438
Sao Martinho SA	33,600	158,531
Sendas Distribuidora SA	141,300	458,474
SIMPAR SA	66,400	118,588
SLC Agricola SA	20,320	162,632
Smartfit Escola de Ginastica e Danca SA (b)	44,300	124,492
Sul America SA	45,059	183,773
Suzano SA	138,309	1,137,904
Telefonica Brasil SA	86,285	645,919
TIM SA	149,700	334,337
TOTVS SA	88,001	477,519
Transmissora Alianca de Energia Eletrica SA	35,800	257,802
Tres Tentos Agroindustrial SA	17,015	34,603
Tupy SA	11,000	51,046
Ultrapar Participacoes SA	126,800	274,987
Unipar Carbocloro SA Class B, Preference Shares	8,470	150,316
Vale SA	717,818	9,560,555
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	61,200	154,673
Via SA (b)	225,180	132,805
Vibra Energia SA	201,800	643,584
Vivara Participacoes SA	13,600	68,115
WEG SA	291,740	1,733,552
Wheaton Precious Metals Corp.	82,963	2,700,728
Wilson Sons Holdings Brasil SA	34,300	59,927
Yara International ASA	29,820	1,045,697
YDUQS Participacoes SA	42,100	112,472
		72,731,855
BURKINA FASO — 0.0% (a)
IAMGOLD Corp. (b)(c)	86,200	93,474
CANADA — 7.6%
Absolute Software Corp. (c)	12,200	141,884
Advantage Energy, Ltd. (b)	43,000	310,753
Aecon Group, Inc. (c)	12,400	85,912
Ag Growth International, Inc. (c)	4,900	114,828
Agnico Eagle Mines, Ltd.	82,763	3,515,191
Air Canada (b)(c)	28,900	349,143
AirBoss of America Corp. (c)	4,300	26,131
Alamos Gold, Inc. Class A (c)	70,488	525,306
Algoma Steel Group, Inc. (c)	10,000	64,772
Algonquin Power & Utilities Corp. (c)	121,489	1,334,208
Alimentation Couche-Tard, Inc.	148,200	5,997,891
Allied Properties Real Estate Investment Trust	10,000	199,119

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
AltaGas, Ltd. (c)	48,100	$925,909
Altius Minerals Corp.	8,500	119,763
Altus Group, Ltd. (c)	6,800	221,611
Anaergia, Inc. (b)	6,400	39,125
Andlauer Healthcare Group, Inc. (c)	4,000	138,423
ARC Resources, Ltd. (c)	120,085	1,449,882
Aritzia, Inc. (b)(c)	16,000	528,540
Artis Real Estate Investment Trust	14,000	96,692
Atco, Ltd. Class I	13,200	407,802
Athabasca Oil Corp. (b)	85,600	132,694
Atlas Corp. (c)	16,000	222,400
ATS Automation Tooling Systems, Inc. (b)(c)	11,900	315,763
Aurora Cannabis, Inc. (b)(c)	65,841	80,501
AutoCanada, Inc. (b)	3,300	54,374
Aya Gold & Silver, Inc. (b)	17,600	102,599
B2Gold Corp. (c)	190,000	613,951
Badger Infrastructure Solutions, Ltd. (c)	7,200	147,506
Ballard Power Systems, Inc. (b)(c)	40,700	250,589
Bank of Montreal (c)	120,359	10,605,046
Bank of Nova Scotia	214,700	10,265,849
Barrick Gold Corp. (f)	274,417	4,275,876
Barrick Gold Corp. (f)	45,552	705,870
Baytex Energy Corp. (b)(c)	105,400	448,739
BCE, Inc. (c)	19,479	821,094
BELLUS Health, Inc. (b)(c)	14,400	152,798
Birchcliff Energy, Ltd.	43,800	312,709
BlackBerry, Ltd. (b)(c)	94,500	447,724
Boardwalk Real Estate Investment Trust	4,500	151,501
Bombardier, Inc. Class B (b)(c)	13,972	251,467
Boralex, Inc. Class A	15,800	504,455
Boyd Group Services, Inc. (c)	3,600	455,748
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (b)	1,107	45,535
Brookfield Asset Management, Inc. Class A	253,325	10,418,395
Brookfield Infrastructure Corp. Class A	17,250	705,919
BSR Real Estate Investment Trust	5,000	70,048
CAE, Inc. (b)(c)	56,700	874,403
Calian Group, Ltd. (c)	2,800	113,973
Calibre Mining Corp. (b)	95,400	65,958
Cameco Corp.	71,500	1,907,638
Canaccord Genuity Group, Inc. (c)	20,300	100,019
Canada Goose Holdings, Inc. (b)(c)	9,200	140,740
Canadian Apartment Properties REIT	14,000	428,951
Security Description	Shares	Value
Canadian Imperial Bank of Commerce (c)	162,700	$7,159,013
Canadian National Railway Co.	107,600	11,682,084
Canadian Natural Resources, Ltd.	207,600	9,714,843
Canadian Pacific Railway, Ltd.	167,200	11,220,488
Canadian Tire Corp., Ltd. Class A (c)	10,500	1,123,704
Canadian Utilities, Ltd. Class A (c)	21,900	572,663
Canadian Western Bank	13,700	224,237
Canfor Corp. (b)(c)	11,300	165,382
Canopy Growth Corp. (b)(c)	59,200	161,566
Capital Power Corp.	21,700	740,679
Capstone Copper Corp. (b)(c)	80,600	191,227
Cardinal Energy, Ltd. (c)	20,900	107,995
Cargojet, Inc. (c)	1,600	129,952
Cascades, Inc. (c)	17,800	104,153
CCL Industries, Inc. Class B (c)	26,600	1,296,267
Celestica, Inc. (b)	17,400	147,401
Cenovus Energy, Inc.	247,613	3,823,986
Centerra Gold, Inc. (c)	38,100	168,588
CGI, Inc. (b)	39,500	2,989,414
Choice Properties Real Estate Investment Trust	26,600	243,728
Chorus Aviation, Inc. (b)	11,000	18,733
CI Financial Corp.	30,900	297,745
Cineplex, Inc. (b)(c)	8,600	56,956
Cogeco Communications, Inc.	2,900	152,192
Cogeco, Inc.	1,700	68,171
Colliers International Group, Inc. (c)	6,000	552,775
Columbia Care, Inc. (b)(c)	58,000	73,447
Constellation Software, Inc. (c)	3,700	5,175,745
Converge Technology Solutions Corp. (b)(c)	36,000	172,133
Copper Mountain Mining Corp. (b)(c)	74,700	83,722
Corby Spirit and Wine, Ltd.	1,300	16,661
Corus Entertainment, Inc. Class B (c)	42,500	72,996
Crescent Point Energy Corp. (c)	95,000	587,679
Crew Energy, Inc. (b)	23,200	86,955
Crombie Real Estate Investment Trust	10,200	105,856
Cronos Group, Inc. (b)(c)	33,600	94,634
CT Real Estate Investment Trust	8,000	87,391
Definity Financial Corp. (c)	13,300	375,755
Denison Mines Corp. (b)(c)	149,500	175,172
dentalcorp Holdings, Ltd. (b)	16,600	96,045

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Descartes Systems Group, Inc. (b)(c)	14,500	$925,581
Docebo, Inc. (b)	3,100	84,153
Dollarama, Inc.	49,500	2,856,774
Dream Industrial Real Estate Investment Trust	20,400	159,304
Dream Office Real Estate Investment Trust	6,000	71,089
DREAM Unlimited Corp. Class A	4,365	78,148
Dundee Precious Metals, Inc.	35,800	159,974
Dye & Durham, Ltd. (c)	8,800	109,003
ECN Capital Corp.	41,500	138,026
Element Fleet Management Corp.	68,200	809,039
Emera, Inc.	47,400	1,928,013
Empire Co., Ltd. Class A	31,800	795,202
Enbridge, Inc. (c)	364,400	13,583,616
Endeavour Silver Corp. (b)	40,100	121,405
Enerflex, Ltd. (c)	21,200	91,493
Enerplus Corp. (c)	43,000	612,117
Enghouse Systems, Ltd. (c)	7,000	147,738
Enthusiast Gaming Holdings, Inc. (b)	23,800	20,439
EQB, Inc. (c)	4,400	148,711
Equinox Gold Corp. (b)(c)	41,218	150,287
Evertz Technologies, Ltd.	3,400	30,386
Exchange Income Corp. (c)	4,200	126,668
Extendicare, Inc. (c)	19,700	97,349
Fairfax Financial Holdings, Ltd.	4,100	1,882,500
Fiera Capital Corp. (c)	16,100	101,822
Filo Mining Corp. (b)(c)	13,200	159,374
Finning International, Inc.	25,800	455,896
First Capital Real Estate Investment Trust	19,000	209,075
First Majestic Silver Corp. (c)	46,100	354,293
First National Financial Corp. (c)	2,400	62,897
FirstService Corp.	7,200	861,611
Fortis, Inc. (c)	85,734	3,274,495
Fortuna Silver Mines, Inc. (b)	53,863	135,633
Franco-Nevada Corp.	34,804	4,179,368
Freehold Royalties, Ltd. (c)	22,400	234,425
GDI Integrated Facility Services, Inc. (b)(c)	3,100	96,448
George Weston, Ltd. (c)	12,927	1,360,672
GFL Environmental, Inc. (c)	31,500	800,309
Gibson Energy, Inc. (c)	23,600	377,346
Gildan Activewear, Inc. (c)	32,200	915,112
goeasy, Ltd. (c)	2,100	164,326
GoGold Resources, Inc. (b)	65,900	75,777
Granite Real Estate Investment Trust	5,200	252,308
Great-West Lifeco, Inc. (c)	49,800	1,080,773
H&R Real Estate Investment Trust	23,700	179,382
Security Description	Shares	Value
Hardwoods Distribution, Inc.	5,200	$99,682
Headwater Exploration, Inc. (b)(c)	49,000	187,577
HLS Therapeutics, Inc. (c)	2,600	17,068
Home Capital Group, Inc. (c)	8,283	165,775
Hudbay Minerals, Inc. (c)	39,600	160,239
Hut 8 Mining Corp. (b)(c)	48,900	87,547
Hydro One, Ltd. (c)(e)	58,400	1,435,721
i-80 Gold Corp. (b)	10,300	18,290
iA Financial Corp., Inc. (c)	19,300	985,894
IGM Financial, Inc.	17,500	438,376
Imperial Oil, Ltd.	42,100	1,832,540
Innergex Renewable Energy, Inc.	21,800	275,901
Intact Financial Corp.	31,300	4,453,140
Interfor Corp. (b)	9,800	172,457
InterRent Real Estate Investment Trust	14,347	119,763
Ivanhoe Mines, Ltd. Class A (b)	105,200	680,636
Jamieson Wellness, Inc. (e)	5,900	143,888
K92 Mining, Inc. (b)	38,400	220,778
Karora Resources, Inc. (b)	15,900	32,979
Kelt Exploration, Ltd. (b)(c)	22,000	83,418
Keyera Corp. (c)	38,600	798,940
Killam Apartment Real Estate Investment Trust	9,200	102,107
Kinaxis, Inc. (b)	4,500	448,903
Kinross Gold Corp. (c)	235,400	890,855
Knight Therapeutics, Inc. (b)	26,600	102,795
Labrador Iron Ore Royalty Corp. (c)	9,300	195,672
Largo, Inc. (b)	4,440	23,459
Lassonde Industries, Inc. Class A (c)	400	31,652
Laurentian Bank of Canada (c)	7,900	170,298
Lightspeed Commerce, Inc. (b)	25,200	445,844
Linamar Corp. (c)	7,000	274,131
Lion Electric Co. (b)	6,500	18,544
Lithium Americas Corp. (b)(c)	23,000	606,783
Loblaw Cos., Ltd.	30,100	2,396,083
Lundin Gold, Inc.	18,100	126,458
MAG Silver Corp. (b)(c)	14,400	181,199
Magna International, Inc.	50,800	2,422,710
Magnet Forensics, Inc. (b)	3,500	55,988
Major Drilling Group International, Inc. (b)	12,200	73,783
Manulife Financial Corp. (c)	346,000	5,459,248
Maple Leaf Foods, Inc. (c)	13,900	208,796
Martinrea International, Inc. (c)	17,800	110,760
Maverix Metals, Inc. (c)	11,300	37,748
MEG Energy Corp. (b)(c)	50,300	565,946
Methanex Corp. (c)	10,500	336,232
Metro, Inc.	43,857	2,207,772

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Mind Medicine MindMed, Inc. (b)(c)	6,473	$22,612
Minto Apartment Real Estate Investment Trust (e)	6,300	59,146
Morguard Corp. (c)	1,200	95,254
Morguard North American Residential Real Estate Investment Trust	5,100	56,974
MTY Food Group, Inc.	4,300	178,409
Mullen Group, Ltd. (c)	18,900	195,871
NanoXplore, Inc. (b)(c)	15,200	35,510
National Bank of Canada (c)	61,100	3,849,960
Neighbourly Pharmacy, Inc. (c)	2,400	35,719
New Gold, Inc. (b)(c)	124,900	111,806
New Pacific Metals Corp. (b)	9,100	19,140
NexGen Energy, Ltd. (b)(c)	68,300	249,529
NFI Group, Inc. (c)	12,700	112,207
North West Co., Inc. (c)	8,900	207,206
Northland Power, Inc.	41,600	1,224,642
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	157,374
Novagold Resources, Inc. (b)(c)	41,600	197,396
Nutrien, Ltd.	98,918	8,293,260
Nuvei Corp. (b)(c)(e)	10,800	293,413
NuVista Energy, Ltd. (b)(c)	41,100	293,433
Obsidian Energy, Ltd. (b)	11,300	81,663
Onex Corp.	14,300	659,400
Open Text Corp.	52,700	1,400,296
Organigram Holdings, Inc. (b)(c)	32,100	28,501
Orla Mining, Ltd. (b)(c)	36,500	119,803
Osisko Gold Royalties, Ltd.	28,321	290,001
Osisko Mining, Inc. (b)	60,500	136,054
Pan American Silver Corp.	36,600	584,939
Paramount Resources, Ltd. Class A (c)	13,400	237,954
Parex Resources, Inc. (c)	20,900	306,796
Park Lawn Corp.	6,600	115,616
Parkland Corp. (c)	28,473	613,370
Pason Systems, Inc.	21,600	207,818
Pembina Pipeline Corp. (c)	98,848	3,018,567
Pet Valu Holdings, Ltd.	7,100	179,560
Peyto Exploration & Development Corp. (c)	27,200	218,146
Pipestone Energy Corp. (b)	21,500	57,895
Pollard Banknote, Ltd. (c)	1,300	17,929
Power Corp. of Canada (c)	99,353	2,250,907
PrairieSky Royalty, Ltd.	39,994	518,390
Precision Drilling Corp. (b)(c)	2,200	111,965
Premium Brands Holdings Corp. (c)	7,600	470,143
Primaris Real Estate Investment Trust	5,925	55,151
Security Description	Shares	Value
PyroGenesis Canada, Inc. (b)(c)	24,900	$27,364
Quebecor, Inc. Class B (c)	27,300	506,045
Real Matters, Inc. (b)(c)	11,000	38,026
Recipe Unlimited Corp. (b)	1,800	27,012
Restaurant Brands International, Inc. (c)	52,546	2,810,000
Richelieu Hardware, Ltd.	9,200	256,640
RioCan Real Estate Investment Trust	25,100	340,135
Ritchie Bros Auctioneers, Inc.	19,900	1,250,005
Rogers Communications, Inc. Class B	64,600	2,501,631
Rogers Sugar, Inc. (c)	17,400	78,259
Royal Bank of Canada (c)	254,900	23,071,877
Russel Metals, Inc. (c)	10,700	200,131
Sabina Gold & Silver Corp. (b)	54,400	43,154
Sandstorm Gold, Ltd.	35,400	184,207
Saputo, Inc. (c)	45,000	1,078,454
Savaria Corp. (c)	7,800	78,338
Seabridge Gold, Inc. (b)	12,400	148,271
Secure Energy Services, Inc. (c)	62,000	260,354
Shaw Communications, Inc. Class B	90,208	2,205,223
Shopify, Inc. Class A (b)	205,000	5,548,524
Sienna Senior Living, Inc. (c)	14,400	123,454
Sierra Wireless, Inc. (b)(c)	7,300	223,083
Silvercorp Metals, Inc.	23,700	55,712
SilverCrest Metals, Inc. (b)(c)	26,200	146,249
Skeena Resources, Ltd. (b)	4,000	18,806
Slate Grocery REIT Class U,	20,300	194,276
Sleep Country Canada Holdings, Inc. (e)	7,500	133,565
SmartCentres Real Estate Investment Trust	12,400	234,184
SNC-Lavalin Group, Inc. (c)	32,800	549,034
Softchoice Corp. Class WI	3,300	49,354
Solaris Resources, Inc. (b)	14,800	62,472
Spartan Delta Corp. (b)	21,000	156,807
Spin Master Corp. (e)	5,800	175,471
Sprott, Inc. (c)	4,870	164,277
SSR Mining, Inc. (c)	38,204	564,698
Stantec, Inc. (c)	20,000	881,773
Stelco Holdings, Inc. (c)	8,200	205,351
Stella-Jones, Inc. (c)	9,600	270,942
StorageVault Canada, Inc.	30,000	121,393
Summit Industrial Income REIT	15,800	196,745
Sun Life Financial, Inc.	104,700	4,185,562
Suncor Energy, Inc.	256,664	7,266,278
SunOpta, Inc. (b)(c)	9,300	85,213
Superior Plus Corp. (c)	29,000	211,477
Surge Energy, Inc.	11,700	66,502
Tamarack Valley Energy, Ltd. (c)	86,000	237,211

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Taseko Mines, Ltd. (b)(c)	19,600	$22,538
TC Energy Corp. (c)	175,436	7,104,006
Teck Resources, Ltd. Class B	86,200	2,635,466
TECSYS, Inc. (c)	1,600	34,072
TELUS Corp.	79,702	1,591,082
TELUS Corp.	5,139	102,589
TFI International, Inc.	14,500	1,319,199
Thomson Reuters Corp.	30,330	3,130,013
Timbercreek Financial Corp. (c)	17,500	96,794
TMX Group, Ltd.	10,700	989,441
Topaz Energy Corp.	14,600	221,223
Torex Gold Resources, Inc. (b)	16,700	121,174
Toromont Industries, Ltd.	14,700	1,028,749
Toronto-Dominion Bank (c)	327,057	20,165,401
Tourmaline Oil Corp. (c)	56,300	2,941,506
TransAlta Corp.	38,700	343,894
TransAlta Renewables, Inc. (c)	18,000	191,521
Transcontinental, Inc. Class A (c)	13,900	162,768
Trican Well Service, Ltd. (b)	30,700	64,124
Tricon Residential, Inc. (c)	47,000	408,755
Trisura Group, Ltd. (b)	6,800	165,342
Uni-Select, Inc. (b)(c)	6,400	169,915
Vermilion Energy, Inc.	28,700	617,633
Victoria Gold Corp. (b)	10,400	61,989
Well Health Technologies Corp. (b)(c)	27,500	61,643
Wesdome Gold Mines, Ltd. (b)	25,300	171,975
West Fraser Timber Co., Ltd.	10,800	785,447
Westshore Terminals Investment Corp. (c)	8,200	158,265
Whitecap Resources, Inc. (c)	112,300	714,313
Winpak, Ltd. (c)	6,400	209,273
WSP Global, Inc. (c)	22,600	2,502,028
Yamana Gold, Inc. (c)	167,000	759,616
		327,119,600
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	154,416
Antofagasta PLC	70,854	868,033
Banco de Chile	7,052,944	627,077
Banco de Credito e Inversiones SA	10,639	273,212
Banco Santander Chile	10,798,372	381,238
CAP SA	18,785	122,777
Cencosud SA	249,298	318,800
Cencosud Shopping SA	148,562	156,637
Cia Cervecerias Unidas SA	24,209	132,823
Cia Sud Americana de Vapores SA	2,602,126	181,169
Colbun SA	2,338,950	207,541
Security Description	Shares	Value
Embotelladora Andina SA Class B, Preference Shares	91,953	$160,890
Empresa Nacional de Telecomunicaciones SA	36,914	105,690
Empresas CMPC SA	202,191	310,927
Empresas COPEC SA	63,993	414,259
Enel Americas SA	3,225,974	343,499
Enel Chile SA	5,627,525	164,124
Engie Energia Chile SA (b)	71,134	33,787
Falabella SA	127,487	256,918
Inversiones Aguas Metropolitanas SA	105,572	45,154
Itau CorpBanca Chile SA	38,993,616	74,614
Lundin Mining Corp.	114,500	581,645
Parque Arauco SA	130,868	114,756
Plaza SA	84,877	69,212
SMU SA	1,137,230	111,039
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	24,870	2,338,935
Vina Concha y Toro SA	73,303	83,945
		8,633,117
CHINA — 8.1%
360 DigiTech, Inc. ADR	16,100	206,402
360 Security Technology, Inc. Class A	81,800	74,097
361 Degrees International, Ltd. (b)	183,000	84,826
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,500	27,987
3SBio, Inc. (e)	367,000	259,999
AAC Technologies Holdings, Inc. (b)(c)	116,000	180,284
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	6,506	97,846
AECC Aero-Engine Control Co., Ltd. Class A	99,703	350,778
AECC Aviation Power Co., Ltd. Class A	35,700	208,804
Agile Group Holdings, Ltd. (b)(c)	174,000	40,579
Agora, Inc. ADR (b)	17,300	62,799
Agricultural Bank of China, Ltd. Class A	953,100	381,968
Agricultural Bank of China, Ltd. Class H	5,015,000	1,500,918
Aier Eye Hospital Group Co., Ltd. Class A	66,647	267,423
Air China, Ltd. Class A (b)	43,000	62,957
Air China, Ltd. Class H (b)(c)	450,000	342,245
Airtac International Group	22,743	520,343
AK Medical Holdings, Ltd. (e)	48,000	46,961
Akeso, Inc. (b)(e)	94,000	257,318

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Alibaba Group Holding, Ltd. ADR (b)	6,900	$551,931
Alibaba Group Holding, Ltd. (b)	2,660,600	26,550,175
Alibaba Health Information Technology, Ltd. (b)	847,500	386,039
A-Living Smart City Services Co., Ltd. (e)	135,250	106,389
Alphamab Oncology (b)(c)(e)	125,000	96,345
Aluminum Corp. of China, Ltd. Class A	84,600	48,763
Aluminum Corp. of China, Ltd. Class H	636,000	205,670
Angel Yeast Co., Ltd. Class A	12,900	74,996
Anhui Conch Cement Co., Ltd. Class A	41,600	167,485
Anhui Conch Cement Co., Ltd. Class H	248,000	783,847
Anhui Expressway Co., Ltd. Class H	114,000	72,493
Anhui Gujing Distillery Co., Ltd. Class A	4,200	159,977
Anhui Gujing Distillery Co., Ltd. Class B	20,900	308,719
Anhui Kouzi Distillery Co., Ltd. Class A	9,700	63,643
Anhui Yingjia Distillery Co., Ltd. Class A	9,200	72,200
Anjoy Foods Group Co., Ltd. Class A	1,600	34,718
ANTA Sports Products, Ltd.	223,400	2,344,908
Antengene Corp., Ltd. (b)(e)	54,500	23,953
Ascentage Pharma Group International (b)(e)	36,900	55,177
Asia - Potash International Investment Guangzhou Co., Ltd. Class A (b)	3,800	15,575
Asia Cement China Holdings Corp.	63,000	25,842
Asiainfo Technologies, Ltd. (e)	35,600	48,097
Asymchem Laboratories Tianjin Co., Ltd. Class A	7,840	151,609
Autohome, Inc. ADR	12,300	353,748
Avary Holding Shenzhen Co., Ltd. Class A	11,300	40,869
AVIC Electromechanical Systems Co., Ltd. Class A	142,200	225,406
AviChina Industry & Technology Co., Ltd. Class H	509,000	196,201
AVICOPTER PLC Class A	35,500	196,799
Baidu, Inc. Class A (b)	396,250	5,833,089
Bank of Beijing Co., Ltd. Class A	187,700	108,069
Bank of Chengdu Co., Ltd. Class A	77,900	178,314
Bank of China, Ltd. Class A	418,700	181,300
Security Description	Shares	Value
Bank of China, Ltd. Class H	13,879,000	$4,532,669
Bank of Communications Co., Ltd. Class A	379,900	245,902
Bank of Communications Co., Ltd. Class H	1,521,000	801,810
Bank of Hangzhou Co., Ltd. Class A	58,900	117,393
Bank of Jiangsu Co., Ltd. Class A	156,780	163,066
Bank of Nanjing Co., Ltd. Class A	96,900	142,768
Bank of Ningbo Co., Ltd. Class A	72,840	321,402
Bank of Shanghai Co., Ltd. Class A	154,800	126,870
Baoshan Iron & Steel Co., Ltd. Class A	184,000	135,370
Baozun, Inc. ADR (b)	9,900	62,172
BeiGene, Ltd. ADR (b)	8,600	1,159,452
Beijing Capital International Airport Co., Ltd. Class H (b)(c)	326,000	175,877
Beijing Dabeinong Technology Group Co., Ltd. Class A (b)	67,200	75,208
Beijing Easpring Material Technology Co., Ltd. Class A	7,100	65,322
Beijing Enterprises Holdings, Ltd.	82,000	229,803
Beijing Enterprises Water Group, Ltd.	820,000	188,046
Beijing Jingneng Clean Energy Co., Ltd. Class H	138,000	26,231
Beijing Kingsoft Office Software, Inc. Class A	4,000	112,276
Beijing New Building Materials PLC Class A	10,400	35,024
Beijing Roborock Technology Co., Ltd. Class A	2,042	73,826
Beijing Shunxin Agriculture Co., Ltd. Class A	25,800	71,883
Beijing Tiantan Biological Products Corp., Ltd. Class A	15,120	42,617
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	30,000	33,609
Beijing Tongrentang Co., Ltd. Class A	14,100	89,657
Beijing United Information Technology Co., Ltd. Class A	5,200	78,517
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	6,380	102,068
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	357,100	225,783
Betta Pharmaceuticals Co., Ltd. Class A	2,800	17,537

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
BGI Genomics Co., Ltd. Class A	2,500	$18,638
Bilibili, Inc. Class Z (b)	34,000	522,170
Bloomage Biotechnology Corp., Ltd. Class A	2,442	44,639
BOC Hong Kong Holdings, Ltd.	672,500	2,236,472
BOE Technology Group Co., Ltd. Class A	738,800	338,018
BOE Varitronix, Ltd.	80,000	143,818
Bosideng International Holdings, Ltd.	708,000	349,132
Brii Biosciences, Ltd. (b)(c)	50,000	33,548
Budweiser Brewing Co. APAC, Ltd. (e)	292,800	762,444
Burning Rock Biotech, Ltd. ADR (b)(c)	32,600	77,914
BYD Co., Ltd. Class A	18,800	663,278
BYD Co., Ltd. Class H	149,000	3,670,579
BYD Electronic International Co., Ltd.	127,500	304,670
By-health Co., Ltd. Class A	11,400	28,100
C&D International Investment Group, Ltd.	72,028	183,635
Caitong Securities Co., Ltd. Class A	30,160	28,472
Canaan, Inc. ADR (b)(c)	22,500	73,800
CanSino Biologics, Inc. Class A	697	11,769
CanSino Biologics, Inc. Class H (c)(e)	14,600	82,157
CARsgen Therapeutics Holdings, Ltd. (b)(c)(e)	40,000	56,184
Central China Management Co., Ltd.	89,000	7,901
CGN New Energy Holdings Co., Ltd.	158,000	44,962
CGN Power Co., Ltd. Class H (e)	2,791,600	602,943
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	3,200	76,235
Changjiang Securities Co., Ltd. Class A	35,800	26,096
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	98,014
Chaowei Power Holdings, Ltd.	4,000	822
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	90,737
Chengxin Lithium Group Co., Ltd. Class A	11,700	76,490
Chifeng Jilong Gold Mining Co., Ltd. Class A (b)	17,300	49,292
China Aoyuan Group, Ltd. (b)(d)	128,000	4,810
Security Description	Shares	Value
China Baoan Group Co., Ltd. Class A	34,300	$53,761
China BlueChemical, Ltd. Class H	204,000	42,164
China Cinda Asset Management Co., Ltd. Class H	1,770,592	195,482
China CITIC Bank Corp., Ltd. Class H	1,884,000	747,632
China Coal Energy Co., Ltd. Class H	356,000	320,706
China Common Rich Renewable Energy Investment, Ltd. (d)	68,000	—
China Communications Services Corp., Ltd. Class H	458,000	153,973
China Conch Environment Protection Holdings, Ltd. (b)	262,000	134,072
China Conch Venture Holdings, Ltd.	283,000	449,996
China Construction Bank Corp. Class A	166,200	128,508
China Construction Bank Corp. Class H	17,186,000	9,919,467
China CSSC Holdings, Ltd. Class A	32,600	103,036
China Datang Corp. Renewable Power Co., Ltd. Class H	556,000	128,806
China East Education Holdings, Ltd. (e)	63,000	20,852
China Eastern Airlines Corp., Ltd. Class A (b)	60,800	41,500
China Education Group Holdings, Ltd. (b)	166,000	122,177
China Energy Engineering Corp., Ltd.	293,500	91,778
China Everbright Bank Co., Ltd. Class A	384,100	151,638
China Everbright Bank Co., Ltd. Class H	1,095,300	300,727
China Everbright Environment Group, Ltd.	575,518	238,244
China Everbright Water, Ltd.	330,100	54,922
China Everbright, Ltd.	208,000	119,731
China Evergrande Group (b)(c)(d)	547,000	28,744
China Feihe, Ltd. (e)	583,000	407,048
China Foods, Ltd.	362,000	107,740
China Galaxy Securities Co., Ltd. Class A	27,500	34,565
China Galaxy Securities Co., Ltd. Class H	1,315,300	605,951
China Gas Holdings, Ltd.	493,000	589,636
China Greatwall Technology Group Co., Ltd. Class A	33,600	40,134

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
China Harmony Auto Holding, Ltd.	85,500	$16,352
China Hongqiao Group, Ltd.	401,000	328,253
China International Capital Corp., Ltd. Class A	6,300	30,225
China International Capital Corp., Ltd. Class H (e)	273,600	394,579
China Jinmao Holdings Group, Ltd.	754,000	153,365
China Jushi Co., Ltd. Class A	25,717	47,322
China Lesso Group Holdings, Ltd. (b)	209,000	193,446
China Life Insurance Co., Ltd. Class A	28,900	127,827
China Life Insurance Co., Ltd. Class H	1,373,000	1,756,602
China Lilang, Ltd.	100,000	42,565
China Literature, Ltd. (b)(c)(e)	71,000	199,668
China Longyuan Power Group Corp., Ltd. Class H	579,000	723,493
China Maple Leaf Educational Systems, Ltd. (b)(c)	136,000	6,150
China Medical System Holdings, Ltd.	234,000	278,739
China Meheco Co., Ltd. Class A	11,700	19,759
China Meidong Auto Holdings, Ltd.	96,000	151,909
China Mengniu Dairy Co., Ltd. (b)	578,000	2,284,821
China Merchants Bank Co., Ltd. Class A	213,000	1,001,738
China Merchants Bank Co., Ltd. Class H	717,000	3,318,068
China Merchants Energy Shipping Co., Ltd. Class A	83,300	82,682
China Merchants Port Holdings Co., Ltd.	217,324	272,952
China Merchants Securities Co., Ltd. Class A	71,800	123,824
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	82,900	189,961
China Minmetals Rare Earth Co., Ltd. Class A (b)	14,100	51,889
China Minsheng Banking Corp., Ltd. Class A	325,200	154,425
China Minsheng Banking Corp., Ltd. Class H (c)	1,745,600	499,136
China Modern Dairy Holdings, Ltd. (c)	574,000	65,560
China National Building Material Co., Ltd. Class H	652,000	496,433
China National Chemical Engineering Co., Ltd. Class A	71,900	80,264
Security Description	Shares	Value
China National Nuclear Power Co., Ltd. Class A	197,300	$161,264
China New Higher Education Group, Ltd. (e)	79,000	19,228
China Nonferrous Mining Corp., Ltd.	212,000	80,121
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	37,800	140,159
China Oilfield Services, Ltd. Class H	314,000	310,953
China Oriental Group Co., Ltd.	192,000	30,711
China Overseas Grand Oceans Group, Ltd.	216,135	79,674
China Overseas Land & Investment, Ltd.	708,500	1,843,120
China Overseas Property Holdings, Ltd.	280,000	242,806
China Pacific Insurance Group Co., Ltd. Class A	66,000	187,507
China Pacific Insurance Group Co., Ltd. Class H	449,600	825,605
China Petroleum & Chemical Corp. Class A	378,200	227,596
China Petroleum & Chemical Corp. Class H	4,514,000	1,927,537
China Power International Development, Ltd.	938,000	371,319
China Railway Group, Ltd. Class A	197,100	144,261
China Railway Group, Ltd. Class H	877,000	430,688
China Railway Signal & Communication Corp., Ltd. Class A	561,045	325,788
China Renaissance Holdings, Ltd. (b)(e)	18,400	15,743
China Resources Beer Holdings Co., Ltd.	282,721	1,961,097
China Resources Cement Holdings, Ltd.	430,000	198,604
China Resources Gas Group, Ltd.	150,000	475,580
China Resources Land, Ltd.	589,333	2,308,276
China Resources Medical Holdings Co., Ltd.	86,000	45,940
China Resources Microelectronics, Ltd. Class A	9,895	65,723
China Resources Mixc Lifestyle Services, Ltd. (e)	132,000	503,803
China Resources Power Holdings Co., Ltd.	334,055	515,828
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	92,932
China Ruyi Holdings, Ltd. (b)(c)	747,200	158,555

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
China SCE Group Holdings, Ltd. (b)	1,121,000	$72,696
China Shenhua Energy Co., Ltd. Class A	83,500	369,595
China Shenhua Energy Co., Ltd. Class H	577,500	1,718,387
China South City Holdings, Ltd. (b)	476,000	24,388
China Southern Airlines Co., Ltd. Class A (b)	56,500	52,517
China Southern Airlines Co., Ltd. Class H (b)	552,000	290,498
China State Construction Engineering Corp., Ltd. Class A	394,000	283,592
China State Construction International Holdings, Ltd.	320,750	323,203
China Suntien Green Energy Corp., Ltd. Class H	239,000	87,176
China Taiping Insurance Holdings Co., Ltd.	318,600	267,047
China Three Gorges Renewables Group Co., Ltd. Class A	262,000	206,149
China Tobacco International HK Co., Ltd.	93,000	96,779
China Tourism Group Duty Free Corp., Ltd. Class A	19,700	541,415
China Tower Corp., Ltd. Class H (e)	7,716,000	824,365
China Traditional Chinese Medicine Holdings Co., Ltd. (b)	530,000	184,378
China Travel International Investment Hong Kong, Ltd. (b)(c)	266,000	46,549
China United Network Communications, Ltd. Class A	240,700	112,878
China Vanke Co., Ltd. Class A	111,100	277,575
China Vanke Co., Ltd. Class H	277,600	502,374
China Water Affairs Group, Ltd. (c)	126,000	99,656
China XLX Fertiliser, Ltd.	86,000	43,030
China Yangtze Power Co., Ltd. Class A	363,000	1,155,739
China Youran Dairy Group, Ltd. (b)(c)(e)	204,000	47,508
China Yuchai International, Ltd.	2,300	16,767
China Yuhua Education Corp., Ltd. (b)(e)	184,000	18,840
China Zhenhua Group Science & Technology Co., Ltd. Class A	4,300	69,774
China Zheshang Bank Co., Ltd. Class A (b)	158,600	66,193
Security Description	Shares	Value
China Zhongwang Holdings, Ltd. (b)(c)(d)	231,200	$24,740
Chinasoft International, Ltd. (b)	452,000	276,090
Chindata Group Holdings, Ltd. ADR (b)	22,600	182,608
Chlitina Holding, Ltd.	6,000	29,300
Chongqing Brewery Co., Ltd. Class A	7,200	112,665
Chongqing Changan Automobile Co., Ltd. Class A	69,680	122,254
Chongqing Zhifei Biological Products Co., Ltd. Class A	15,400	186,090
Chow Tai Fook Jewellery Group, Ltd.	374,800	704,368
CIFI Ever Sunshine Services Group, Ltd.	142,000	52,443
CIFI Holdings Group Co., Ltd. (b)(c)	927,303	93,696
CIMC Enric Holdings, Ltd. (c)	78,000	82,835
CITIC Securities Co., Ltd. Class A	107,985	262,928
CITIC Securities Co., Ltd. Class H	443,275	750,317
CITIC Telecom International Holdings, Ltd.	239,000	77,300
CITIC, Ltd.	997,000	939,304
CMGE Technology Group, Ltd. (b)(c)	118,000	21,978
CMOC Group, Ltd. Class A	183,600	121,181
CMOC Group, Ltd. Class H (c)	573,000	222,463
CNGR Advanced Material Co., Ltd. Class A	3,200	37,245
COFCO Joycome Foods., Ltd. (b)	478,000	127,869
Contemporary Amperex Technology Co., Ltd. Class A	26,400	1,478,533
COSCO SHIPPING Energy Transportation Co., Ltd. Class A (b)	36,400	92,089
COSCO SHIPPING Holdings Co., Ltd. Class A	120,000	184,030
COSCO SHIPPING Holdings Co., Ltd. Class H	609,900	709,393
COSCO SHIPPING Ports, Ltd.	317,826	200,035
Country Garden Holdings Co., Ltd. (b)(c)	1,418,052	327,560
Country Garden Services Holdings Co., Ltd.	360,000	525,591
CRRC Corp., Ltd. Class A	331,200	217,353
CRRC Corp., Ltd. Class H	599,000	193,456
CSC Financial Co., Ltd. Class A	31,500	101,749

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
CSPC Pharmaceutical Group, Ltd.	1,681,280	$1,666,389
CStone Pharmaceuticals (b)(e)	54,500	24,136
Dada Nexus, Ltd. ADR (b)	15,600	73,788
Dali Foods Group Co., Ltd. (e)	387,500	166,866
Daqin Railway Co., Ltd. Class A	134,500	127,514
Daqo New Energy Corp. ADR (b)	10,900	578,572
DaShenLin Pharmaceutical Group Co., Ltd. Class A	6,048	25,579
Differ Group Auto, Ltd. (b)(c)	496,000	105,264
Do-Fluoride New Materials Co., Ltd. Class A	3,300	16,576
Dongfang Electric Corp., Ltd. Class A	54,100	154,181
Dongfeng Motor Group Co., Ltd. Class H (b)	434,000	231,991
Dongyue Group, Ltd.	236,000	233,857
DouYu International Holdings, Ltd. ADR (b)	37,800	37,800
East Money Information Co., Ltd. Class A	143,284	352,474
Eastern Communications Co., Ltd. Class B	135,500	52,089
Ecovacs Robotics Co., Ltd. Class A	3,400	31,640
Edvantage Group Holdings, Ltd.	1,339	329
EHang Holdings, Ltd. ADR (b)	6,200	26,102
ENN Energy Holdings, Ltd.	143,500	1,913,249
ENN Natural Gas Co., Ltd. Class A	24,700	63,975
ESR Group, Ltd. (e)	353,400	888,903
Eve Energy Co., Ltd. Class A	21,906	258,495
Everbright Securities Co., Ltd. Class A	35,500	65,210
Everest Medicines, Ltd. (b)(e)	30,000	28,463
Excellence Commercial Property & Facilities Management Group, Ltd.	69,000	24,096
Fangda Carbon New Material Co., Ltd. Class A (b)	27,600	24,024
Far East Horizon, Ltd.	238,000	160,446
FAW Jiefang Group Co., Ltd. Class A	253,201	254,352
Fiberhome Telecommunication Technologies Co., Ltd. Class A	24,400	42,352
FIH Mobile, Ltd. (b)	297,000	30,555
FinVolution Group ADR	18,700	80,036
Fire Rock Holdings, Ltd. (b)(c)(d)	290,000	10,344
Security Description	Shares	Value
Flat Glass Group Co., Ltd. Class A (b)	16,900	$77,162
Flat Glass Group Co., Ltd. Class H (b)(c)	76,000	183,895
Focus Media Information Technology Co., Ltd. Class A	101,100	78,051
Foshan Haitian Flavouring & Food Co., Ltd. Class A	41,758	483,801
Fosun International, Ltd.	432,000	266,969
Fosun Tourism Group (b)(e)	50,600	46,766
Founder Securities Co., Ltd. Class A	44,900	41,154
Foxconn Industrial Internet Co., Ltd. Class A	192,600	229,436
Fu Shou Yuan International Group, Ltd.	141,000	77,565
Fufeng Group, Ltd.	263,000	134,176
Futu Holdings, Ltd. ADR (b)(c)	11,300	421,377
Fuyao Glass Industry Group Co., Ltd. Class A	12,300	61,514
Fuyao Glass Industry Group Co., Ltd. Class H (e)	105,200	421,812
Ganfeng Lithium Co., Ltd. Class A	22,280	232,880
Ganfeng Lithium Co., Ltd. Class H (e)	59,080	390,270
Gaotu Techedu, Inc. ADR (b)(c)	14,900	18,029
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	55,508
GCL New Energy Holdings, Ltd. (b)	258,000	2,816
GD Power Development Co., Ltd. Class A (b)	239,700	136,343
GDS Holdings, Ltd. Class A (b)	143,000	314,613
Geely Automobile Holdings, Ltd.	1,096,000	1,499,818
GEM Co., Ltd. Class A	32,900	33,915
Gemdale Corp. Class A	24,500	39,479
Gemdale Properties & Investment Corp., Ltd.	808,000	54,384
Genertec Universal Medical Group Co., Ltd. (e)	93,000	47,521
Genscript Biotech Corp. (b)	190,000	411,290
GF Securities Co., Ltd. Class A	60,100	119,846
GF Securities Co., Ltd. Class H	178,200	193,382
Giant Network Group Co., Ltd. Class A	26,300	27,592
GigaDevice Semiconductor, Inc. Class A	6,928	90,370
Ginlong Technologies Co., Ltd. Class A (b)	3,000	92,644
GoerTek, Inc. Class A	28,300	104,689

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Golden Solar New Energy Technology Holdings, Ltd. (b)(c)	132,000	$129,644
GOME Retail Holdings, Ltd. (b)(c)	1,427,000	26,577
Gotion High-tech Co., Ltd. Class A	8,500	36,254
Great Wall Motor Co., Ltd. Class A	14,400	55,759
Great Wall Motor Co., Ltd. Class H	572,500	652,652
Greatview Aseptic Packaging Co., Ltd. (b)	208,000	29,412
Gree Electric Appliances, Inc. of Zhuhai Class A	25,000	113,499
Greentown China Holdings, Ltd.	142,000	266,504
Greentown Management Holdings Co., Ltd. (e)	153,000	129,412
Greentown Service Group Co., Ltd.	280,000	185,068
Guangdong Haid Group Co., Ltd. Class A	22,500	189,949
Guangdong Investment, Ltd.	604,000	482,472
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,700	58,297
Guanghui Energy Co., Ltd. Class A	204,300	352,605
Guangzhou Automobile Group Co., Ltd. Class A	48,200	81,501
Guangzhou Automobile Group Co., Ltd. Class H	498,800	354,406
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	10,100	36,642
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	55,565
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	58,374
Guangzhou R&F Properties Co., Ltd. Class H (b)(c)	333,200	55,954
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	8,307	69,395
Guangzhou Tinci Materials Technology Co., Ltd. Class A	26,860	165,162
Guosen Securities Co., Ltd. Class A	26,700	32,130
Guotai Junan Securities Co., Ltd. Class A	54,200	103,517
H World Group, Ltd. ADR	34,900	1,170,546
Haichang Ocean Park Holdings, Ltd. (b)(c)(e)	243,000	237,354
Haidilao International Holding, Ltd. (b)(c)(e)	202,000	391,802
Security Description	Shares	Value
Haier Smart Home Co., Ltd. Class A	74,500	$257,435
Haier Smart Home Co., Ltd. Class H	405,200	1,232,976
Hainan Meilan International Airport Co., Ltd. Class H (b)	25,000	59,729
Haitian International Holdings, Ltd. (b)	104,000	196,802
Haitong Securities Co., Ltd. Class A	61,800	74,821
Haitong Securities Co., Ltd. Class H	714,000	377,559
Hangzhou First Applied Material Co., Ltd. Class A	15,792	116,912
Hangzhou Lion Electronics Co., Ltd. Class A	5,700	36,160
Hangzhou Oxygen Plant Group Co., Ltd. Class A	10,200	48,938
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	60,586
Hangzhou Silan Microelectronics Co., Ltd. Class A	9,600	42,827
Hangzhou Steam Turbine Power Group Co., Ltd. Class B	147,160	199,530
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	100,592
Hangzhou Tigermed Consulting Co., Ltd. Class H (e)	18,000	144,710
Hansoh Pharmaceutical Group Co., Ltd. (e)	188,000	296,772
Harbin Electric Co., Ltd. Class H (b)	36,000	10,523
Health & Happiness H&H International Holdings, Ltd.	69,000	64,661
Helens International Holdings Co., Ltd. (b)	30,000	41,316
Hello Group, Inc. ADR	33,300	153,846
Henan Shenhuo Coal & Power Co., Ltd. Class A	24,800	58,243
Henan Shuanghui Investment & Development Co., Ltd. Class A	28,100	96,277
Hengan International Group Co., Ltd.	119,500	534,246
Hengli Petrochemical Co., Ltd. Class A	61,000	143,975
Hengtong Optic-electric Co., Ltd. Class A	24,600	62,447
Hengyi Petrochemical Co., Ltd. Class A	291,090	314,265
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,600	38,945

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Hongfa Technology Co., Ltd. Class A	7,140	$34,699
Hope Education Group Co., Ltd. (c)(e)	186,000	13,151
Hopson Development Holdings, Ltd. (b)	174,384	182,606
Hoshine Silicon Industry Co., Ltd. Class A	3,500	53,639
Hua Hong Semiconductor, Ltd. (b)(e)	89,000	201,580
Hua Medicine (b)(e)	84,000	38,924
Huadian Power International Corp., Ltd. Class A	84,700	70,374
Huadong Medicine Co., Ltd. Class A	11,260	63,193
Huafon Chemical Co., Ltd. Class A	33,800	30,876
Huaibei Mining Holdings Co., Ltd. Class A	25,800	60,765
Hualan Biological Engineering, Inc. Class A	28,860	73,273
Huaneng Power International, Inc. Class A (b)	89,900	95,190
Huaneng Power International, Inc. Class H (b)(c)	648,000	280,990
Huangshan Tourism Development Co., Ltd. Class B	20,400	14,451
Huatai Securities Co., Ltd. Class A	50,600	85,617
Huatai Securities Co., Ltd. Class H (e)	360,000	394,802
Huaxi Securities Co., Ltd. Class A	50,700	51,962
Huaxia Bank Co., Ltd. Class A	152,200	107,211
Huayu Automotive Systems Co., Ltd. Class A	18,000	41,504
Hubei Xingfa Chemicals Group Co., Ltd. Class A	16,000	74,487
Huizhou Desay Sv Automotive Co., Ltd. Class A	3,400	65,513
Humanwell Healthcare Group Co., Ltd. Class A	11,800	28,915
Hunan Valin Steel Co., Ltd. Class A	44,000	25,112
Hundsun Technologies, Inc. Class A	10,410	49,270
Hutchmed China, Ltd. ADR (b)(c)	15,200	134,672
HUYA, Inc. ADR (b)	25,100	55,722
Hygeia Healthcare Holdings Co., Ltd. (b)(c)(e)	63,000	352,397
iDreamSky Technology Holdings, Ltd. (b)(e)	134,400	61,527
Iflytek Co., Ltd. Class A	24,100	110,591
I-Mab ADR (b)(c)	6,600	26,466
Security Description	Shares	Value
Imeik Technology Development Co., Ltd. Class A	1,900	$130,180
Industrial & Commercial Bank of China, Ltd. Class A	674,300	411,015
Industrial & Commercial Bank of China, Ltd. Class H	10,142,000	4,757,522
Industrial Bank Co., Ltd. Class A	216,000	502,381
Industrial Securities Co., Ltd. Class A (b)	42,900	32,653
Ingenic Semiconductor Co., Ltd. Class A	3,500	36,100
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	292,000	75,066
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	219,500	120,454
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	71,300	329,062
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	261,584
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	14,900	15,461
Innovent Biologics, Inc. (b)(e)	190,000	583,911
Inspur Electronic Information Industry Co., Ltd. Class A	7,900	21,809
Inspur International, Ltd. (b)	14,000	3,184
Intco Medical Technology Co., Ltd. Class A	9,000	25,082
iQIYI, Inc. ADR (b)(c)	74,200	201,082
JA Solar Technology Co., Ltd. Class A	24,400	218,481
Jacobio Pharmaceuticals Group Co., Ltd. (b)(e)	52,200	27,940
Jafron Biomedical Co., Ltd. Class A	30,500	207,265
Jason Furniture Hangzhou Co., Ltd. Class A	5,330	29,727
JCET Group Co., Ltd. Class A	57,900	173,106
JD Health International, Inc. (b)(e)	193,400	1,101,638
JD.com, Inc. Class A	387,004	9,763,097
Jiangsu Eastern Shenghong Co., Ltd. Class A	23,500	57,320
Jiangsu Expressway Co., Ltd. Class H	224,000	168,168
Jiangsu Hengli Hydraulic Co., Ltd. Class A	13,468	85,124
Jiangsu Hengrui Medicine Co., Ltd. Class A	66,324	325,152
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,700	49,364
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	14,700	325,665

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Jiangsu Yangnong Chemical Co., Ltd. Class A	2,100	$29,344
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	72,900	293,941
Jiangsu Zhongtian Technology Co., Ltd. Class A	24,900	77,958
Jiangxi Copper Co., Ltd. Class A	32,700	69,549
Jiangxi Copper Co., Ltd. Class H	192,000	221,491
Jiangxi Special Electric Motor Co., Ltd. Class A (b)	14,700	40,257
Jiangxi Zhengbang Technology Co., Ltd. Class A (b)	25,800	16,129
Jiayuan International Group, Ltd. (b)(c)	119,815	2,485
Jinchuan Group International Resources Co., Ltd. (c)	832,000	80,243
Jinke Properties Group Co., Ltd. Class A (b)	240,700	70,397
JinkoSolar Holding Co., Ltd. ADR (b)(c)	6,700	371,113
Jinxin Fertility Group, Ltd. (e)	297,000	144,489
JiuGui Liquor Co., Ltd. Class A	2,200	38,656
Jiumaojiu International Holdings, Ltd. (c)(e)	137,000	222,784
Joinn Laboratories China Co., Ltd. Class A	3,332	26,261
Jointown Pharmaceutical Group Co., Ltd. Class A	34,900	55,938
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	5,170	22,983
JOYY, Inc. ADR	11,700	304,200
Juewei Food Co., Ltd. Class A	4,000	27,991
JW Cayman Therapeutics Co., Ltd. (b)(c)(e)	68,000	27,268
Kaisa Group Holdings, Ltd. (b)(d)	333,714	17,855
Kangji Medical Holdings, Ltd.	92,000	65,094
Kanzhun, Ltd. ADR (b)(c)	31,600	533,408
KE Holdings, Inc. ADR (b)	119,800	2,098,896
Keda Industrial Group Co., Ltd. Class A	17,700	41,217
Kerry Logistics Network, Ltd.	101,500	162,658
Kingboard Holdings, Ltd.	104,000	292,761
Kingdee International Software Group Co., Ltd. (b)	451,000	587,795
Kingfa Sci & Tech Co., Ltd. Class A	16,800	21,996
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	32,200	64,078
Kingsoft Corp., Ltd.	155,600	411,695
Security Description	Shares	Value
Kintor Pharmaceutical, Ltd. (b)(c)(e)	28,500	$40,331
Konka Group Co., Ltd. Class B	8,900	2,243
Koolearn Technology Holding, Ltd. (b)(c)(e)	76,000	286,177
Kuaishou Technology (b)(e)	316,500	2,030,012
Kuang-Chi Technologies Co., Ltd. Class A (b)	107,500	223,203
Kunlun Energy Co., Ltd.	632,000	454,852
Kweichow Moutai Co., Ltd. Class A	13,900	3,638,745
KWG Group Holdings, Ltd. (b)	805,500	98,642
KWG Living Group Holdings, Ltd.	110,582	14,656
LB Group Co., Ltd. Class A	11,000	24,218
Lee & Man Paper Manufacturing, Ltd.	156,000	50,067
Lenovo Group, Ltd.	1,238,000	856,291
Lens Technology Co., Ltd. Class A	26,800	34,579
Lepu Medical Technology Beijing Co., Ltd. Class A	9,700	28,712
LexinFintech Holdings, Ltd. ADR (b)	28,100	47,489
Li Auto, Inc. ADR (b)	98,300	2,261,883
Li Ning Co., Ltd.	426,500	3,236,129
Lifetech Scientific Corp. (b)	1,054,000	349,431
Lingyi iTech Guangdong Co. Class A (b)	50,400	31,347
Longfor Group Holdings, Ltd. (e)	316,000	905,801
LONGi Green Energy Technology Co., Ltd. Class A (b)	86,492	577,183
Lonking Holdings, Ltd.	174,000	25,461
Lufax Holding, Ltd. ADR	136,200	345,948
Luoyang Glass Co., Ltd. Class H (b)(c)	34,000	37,757
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	3,700	45,490
Luxshare Precision Industry Co., Ltd. Class A	73,168	300,198
Luye Pharma Group, Ltd. (b)(c)(e)	305,000	84,349
Luzhou Laojiao Co., Ltd. Class A	18,500	597,875
Mango Excellent Media Co., Ltd. Class A	9,700	33,798
Maoyan Entertainment (b)(c)(e)	41,600	28,788
Maxscend Microelectronics Co., Ltd. Class A	4,000	49,348
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	24,000	14,347
Meitu, Inc. (b)(c)(e)	176,500	16,476

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Meituan Class B (b)(e)	789,400	$16,589,851
Metallurgical Corp. of China, Ltd. Class A	116,300	48,562
Microport Scientific Corp. (b)(c)	97,308	165,826
Midea Real Estate Holding, Ltd. (e)	42,400	39,736
Ming Yang Smart Energy Group, Ltd. Class A	25,500	85,715
Ming Yuan Cloud Group Holdings, Ltd.	94,000	55,296
Minth Group, Ltd.	122,000	267,905
MMG, Ltd. (b)	576,000	137,060
Mobvista, Inc. (b)(e)	53,000	26,320
Montage Technology Co., Ltd. Class A	9,953	72,620
Muyuan Foods Co., Ltd. Class A	56,823	433,961
Nam Tai Property, Inc. (b)(c)(d)	2,400	7,578
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	44,159	102,692
Nanjing Securities Co., Ltd. Class A	23,900	25,421
NARI Technology Co., Ltd. Class A	77,440	268,624
National Silicon Industry Group Co., Ltd. Class A (b)	25,200	62,725
NAURA Technology Group Co., Ltd. Class A	5,200	202,114
Nayuki Holdings, Ltd. (b)(c)	70,000	51,285
NetDragon Websoft Holdings, Ltd.	19,000	34,453
NetEase, Inc.	372,300	5,617,613
New China Life Insurance Co., Ltd. Class A	11,300	42,552
New China Life Insurance Co., Ltd. Class H	154,000	293,278
New Hope Liuhe Co., Ltd. Class A (b)	42,400	82,513
New Horizon Health, Ltd. (b)(e)	24,000	44,082
New Oriental Education & Technology Group, Inc. (b)	254,300	621,260
Nexteer Automotive Group, Ltd.	160,000	86,483
Ninestar Corp. Class A	16,800	101,400
Ningbo Deye Technology Co., Ltd. Class A	3,000	176,001
Ningbo Joyson Electronic Corp. Class A (b)	16,900	31,172
Ningbo Orient Wires & Cables Co., Ltd. Class A	10,600	103,023
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	4,054	47,437
Security Description	Shares	Value
Ningbo Shanshan Co., Ltd. Class A	19,400	$56,229
Ningbo Tuopu Group Co., Ltd. Class A	16,500	169,764
Ningxia Baofeng Energy Group Co., Ltd. Class A	44,500	82,930
NIO, Inc. ADR (b)	246,100	3,880,997
Niu Technologies ADR (b)	7,700	31,570
Noah Holdings, Ltd. ADR (b)	6,600	87,186
Nongfu Spring Co., Ltd. Class H (e)	305,200	1,764,992
North Industries Group Red Arrow Co., Ltd. Class A	5,600	17,518
Ocumension Therapeutics (b)(e)	19,000	24,688
Offshore Oil Engineering Co., Ltd. Class A	92,400	57,683
OneConnect Financial Technology Co., Ltd. ADR (b)(c)	14,200	10,252
Oppein Home Group, Inc. Class A	6,300	100,037
Orient Securities Co., Ltd. Class A	41,728	44,775
Ovctek China, Inc. Class A	4,620	26,679
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (b)	49,000	31,646
Peijia Medical, Ltd. (b)(e)	20,000	15,606
People's Insurance Co. Group of China, Ltd. Class A (b)	77,000	53,949
People's Insurance Co. Group of China, Ltd. Class H (b)	2,128,000	616,504
Perfect World Co., Ltd. Class A	10,650	18,474
PetroChina Co., Ltd. Class A	224,400	161,834
PetroChina Co., Ltd. Class H	3,824,000	1,563,163
Pharmaron Beijing Co., Ltd. Class A	7,200	54,439
Pharmaron Beijing Co., Ltd. Class H (e)	37,750	182,617
PICC Property & Casualty Co., Ltd. Class H	1,189,700	1,230,210
Pinduoduo, Inc. ADR (b)	90,700	5,676,006
Ping An Bank Co., Ltd. Class A	200,400	332,132
Ping An Healthcare & Technology Co., Ltd. (b)(c)(e)	70,700	132,948
Ping An Insurance Group Co. of China, Ltd. Class A	112,590	653,865
Ping An Insurance Group Co. of China, Ltd. Class H	1,146,500	5,719,471
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	35,200	67,226
Poly Developments & Holdings Group Co., Ltd. Class A	136,000	342,877

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Poly Property Group Co., Ltd.	196,120	$34,751
Pop Mart International Group, Ltd. (c)(e)	80,000	146,286
Postal Savings Bank of China Co., Ltd. Class A	334,800	208,790
Postal Savings Bank of China Co., Ltd. Class H (c)(e)	1,474,000	866,338
Power Construction Corp. of China, Ltd. Class A	142,200	138,129
Powerlong Commercial Management Holdings, Ltd.	118,000	49,318
Powerlong Real Estate Holdings, Ltd. (b)	913,000	92,463
Prinx Chengshan Holdings, Ltd.	1,500	1,242
Prosus NV (b)	147,943	7,693,826
Proya Cosmetics Co., Ltd. Class A	1,960	44,710
Pylon Technologies Co., Ltd. Class A	1,591	89,303
Q Technology Group Co., Ltd. (b)	47,000	19,594
Qinghai Salt Lake Industry Co., Ltd. Class A (b)	55,800	186,265
Radiance Holdings Group Co., Ltd.	99,000	42,924
Raytron Technology Co., Ltd. Class A	5,962	31,579
Redco Properties Group, Ltd. (b)(c)(e)	108,000	24,165
Redsun Properties Group, Ltd. (b)(c)	120,000	12,688
ReneSola, Ltd. ADR (b)(c)	13,300	67,032
Riyue Heavy Industry Co., Ltd. Class A	13,800	40,432
RLX Technology, Inc. ADR (b)(c)	114,100	119,805
Rongsheng Petrochemical Co., Ltd. Class A	103,050	199,149
Ronshine China Holdings, Ltd. (b)	54,500	3,713
SAIC Motor Corp., Ltd. Class A	73,500	146,718
Sailun Group Co., Ltd. Class A	11,700	16,524
Sangfor Technologies, Inc. Class A	2,500	34,954
Sany Heavy Equipment International Holdings Co., Ltd.	192,000	186,326
Sany Heavy Industry Co., Ltd. Class A	99,800	193,335
Satellite Chemical Co., Ltd. Class A	17,629	52,389
SDIC Power Holdings Co., Ltd. Class A	77,500	116,490
Seazen Group, Ltd. (b)	491,333	114,311
Security Description	Shares	Value
Seazen Holdings Co., Ltd. Class A (b)	13,900	$33,959
SF Holding Co., Ltd. Class A	50,900	336,281
SG Micro Corp. Class A	2,250	44,304
Shaanxi Coal Industry Co., Ltd. Class A	99,600	318,115
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	26,100	66,483
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	82,745
Shandong Gold Mining Co., Ltd. Class A	37,600	90,591
Shandong Gold Mining Co., Ltd. Class H (c)(e)	133,750	212,802
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	13,650	55,549
Shandong Linglong Tyre Co., Ltd. Class A	25,208	64,205
Shandong Nanshan Aluminum Co., Ltd. Class A	82,200	34,546
Shandong Sun Paper Industry JSC, Ltd. Class A	17,800	28,546
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	546,000	731,429
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	6,664	25,086
Shanghai Baosight Software Co., Ltd. Class A	36,167	185,984
Shanghai Baosight Software Co., Ltd. Class B	87,114	252,672
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	60,938
Shanghai Electric Group Co., Ltd. Class A (b)	55,900	30,239
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	22,400	92,385
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	81,000	195,535
Shanghai Haixin Group Co. Class B	42,000	12,757
Shanghai Highly Group Co., Ltd. Class B	24,100	11,196
Shanghai Industrial Holdings, Ltd.	53,000	57,359
Shanghai Industrial Urban Development Group, Ltd.	63,600	4,859
Shanghai International Airport Co., Ltd. Class A (b)	5,200	41,955
Shanghai International Port Group Co., Ltd. Class A	63,800	49,632
Shanghai Jinjiang International Hotels Co., Ltd. Class A	5,500	44,336

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	85,900	$76,367
Shanghai Junshi Biosciences Co., Ltd. Class A (b)	14,779	104,351
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	121,049
Shanghai M&G Stationery, Inc. Class A	6,100	38,525
Shanghai Mechanical & Electrical Industry Co., Ltd. Class B	62,000	63,004
Shanghai Medicilon, Inc. Class A	443	13,817
Shanghai New Power Automotive Technology Co., Ltd. Class B	32,500	13,003
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	25,600	59,172
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	139,145
Shanghai Pudong Development Bank Co., Ltd. Class A	334,800	330,110
Shanghai Putailai New Energy Technology Co., Ltd. Class A	20,160	156,256
Shanghai RAAS Blood Products Co., Ltd. Class A	110,000	82,064
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	42,500	39,695
Shangri-La Asia, Ltd. (b)	156,000	108,328
Shanxi Coking Coal Energy Group Co., Ltd. Class A	129,480	271,115
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	162,799
Shanxi Meijin Energy Co., Ltd. Class A	34,400	46,205
Shanxi Taigang Stainless Steel Co., Ltd. Class A	42,100	26,330
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	12,660	535,957
Shengyi Technology Co., Ltd. Class A	31,700	58,088
Shennan Circuits Co., Ltd. Class A	4,760	50,342
Shenwan Hongyuan Group Co., Ltd. Class A	224,600	121,281
Shenzhen Capchem Technology Co., Ltd. Class A	9,000	52,604
Shenzhen Dynanonic Co., Ltd. Class A	2,400	94,389
Shenzhen Energy Group Co., Ltd. Class A	52,200	40,990
Security Description	Shares	Value
Shenzhen Inovance Technology Co., Ltd. Class A	30,750	$247,395
Shenzhen International Holdings, Ltd.	181,746	138,537
Shenzhen Investment, Ltd.	724,301	109,719
Shenzhen Kangtai Biological Products Co., Ltd. Class A	15,360	65,060
Shenzhen Kedali Industry Co., Ltd. Class A	1,200	16,132
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	15,900	665,249
Shenzhen Overseas Chinese Town Co., Ltd. Class A	50,300	33,923
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	7,200	24,586
Shenzhen SC New Energy Technology Corp. Class A	4,900	78,827
Shenzhen Senior Technology Material Co., Ltd. Class A	5,900	16,462
Shenzhen Transsion Holdings Co., Ltd. Class A	5,516	44,792
Shenzhou International Group Holdings, Ltd.	143,200	1,105,692
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	17,400	52,859
Shimao Group Holdings, Ltd. (b)(c)(d)	220,500	62,078
Shimao Services Holdings, Ltd. (b)(c)(e)	71,000	15,020
Shoucheng Holdings, Ltd.	176,000	26,508
Shougang Fushan Resources Group, Ltd.	244,000	70,711
Shui On Land, Ltd.	328,000	33,345
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	129,110
Sichuan Expressway Co., Ltd. Class H	20,000	4,173
Sichuan New Energy Power Co., Ltd. (b)	6,400	16,789
Sichuan Road & Bridge Co., Ltd. Class A	39,400	56,315
Sichuan Swellfun Co., Ltd. Class A	3,400	29,790
Sieyuan Electric Co., Ltd. Class A	11,100	59,299
Sihuan Pharmaceutical Holdings Group, Ltd.	463,000	44,461
Silergy Corp.	56,000	730,349
Sinolink Securities Co., Ltd. Class A	19,600	20,896
Sinoma Science & Technology Co., Ltd. Class A	11,600	32,238
Sinomine Resource Group Co., Ltd. Class A	2,200	28,200

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sino-Ocean Group Holding, Ltd. (b)	296,000	$30,917
Sinopec Engineering Group Co., Ltd. Class H	140,500	56,145
Sinopec Kantons Holdings, Ltd.	120,000	33,103
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	55,582
Sinopharm Group Co., Ltd. Class H	232,400	463,806
Sinotruk Hong Kong, Ltd.	87,000	72,288
SITC International Holdings Co., Ltd.	232,000	425,459
Skshu Paint Co., Ltd. Class A (b)	2,520	30,846
Skyfame Realty Holdings, Ltd. (b)	8,472,000	36,363
Smoore International Holdings, Ltd. (c)(e)	292,000	346,401
SOHO China, Ltd. (b)	353,000	56,098
Sohu.com, Ltd. ADR (b)	8,000	128,560
Songcheng Performance Development Co., Ltd. Class A	32,040	53,757
StarPower Semiconductor, Ltd. Class A	1,900	85,693
Sun King Technology Group, Ltd. (b)	146,000	29,842
Sunac China Holdings, Ltd. (b)(d)	491,000	143,236
Sunac Services Holdings, Ltd. (c)(e)	325,000	80,879
Sungrow Power Supply Co., Ltd. Class A	16,700	257,316
Sunny Optical Technology Group Co., Ltd.	131,900	1,253,488
Sunwoda Electronic Co., Ltd. Class A	18,900	61,397
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,100	35,842
Suzhou Maxwell Technologies Co., Ltd. Class A	1,280	86,785
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	4,800	44,428
SY Holdings Group, Ltd.	92,500	59,036
TAL Education Group ADR (b)	83,700	413,478
TBEA Co., Ltd. Class A	113,000	341,250
TCL Electronics Holdings, Ltd. (b)	73,000	25,380
TCL Technology Group Corp. Class A	139,900	71,073
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	65,100	407,170
Security Description	Shares	Value
Tencent Holdings, Ltd.	1,120,100	$37,831,639
Tencent Music Entertainment Group ADR (b)	116,800	474,208
Theme International Holdings, Ltd. (b)(c)	750,000	74,945
Thunder Software Technology Co., Ltd. Class A	6,400	94,348
TI Fluid Systems PLC (e)	59,340	79,703
Tiangong International Co., Ltd.	104,000	27,916
Tianjin Pharmaceutical Da Re Tang Group Corp., Ltd. Class S	67,900	65,238
Tianma Microelectronics Co., Ltd. Class A	16,900	20,115
Tianneng Power International, Ltd. (c)	78,000	67,929
Tianqi Lithium Corp. Class A (b)	15,200	212,808
Tianshui Huatian Technology Co., Ltd. Class A	237,400	268,744
Tibet Summit Resources Co., Ltd. Class A (b)	12,400	38,465
Tingyi Cayman Islands Holding Corp.	318,000	547,614
Titan Wind Energy Suzhou Co., Ltd. Class A	11,000	19,441
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	29,639
Tongcheng Travel Holdings, Ltd. (b)	196,400	383,263
Tongdao Liepin Group (b)	19,400	17,978
TongFu Microelectronics Co., Ltd. Class A (b)	89,900	189,100
Tongkun Group Co., Ltd. Class A	12,700	23,914
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	126,627
Tongwei Co., Ltd. Class A	46,800	306,519
Topchoice Medical Corp. Class A (b)	2,000	35,717
Topsports International Holdings, Ltd. (e)	301,000	210,403
Towngas Smart Energy Co., Ltd. (b)	100,407	38,395
Transfar Zhilian Co., Ltd. Class A	67,500	49,876
TravelSky Technology, Ltd. Class H	177,000	270,903
Trina Solar Co., Ltd. Class A	19,751	176,579
Trip.com Group, Ltd. ADR (b)	98,200	2,681,842
Tsingtao Brewery Co., Ltd. Class A	4,500	66,702
Tsingtao Brewery Co., Ltd. Class H	108,000	1,018,165
Tuya, Inc. ADR (b)(c)	50,200	46,671

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Unigroup Guoxin Microelectronics Co., Ltd. Class A	8,819	$178,034
Uni-President China Holdings, Ltd.	197,000	165,063
Unisplendour Corp., Ltd. Class A	12,880	28,568
Up Fintech Holding, Ltd. ADR (b)(c)	21,800	71,722
Venus MedTech Hangzhou, Inc. Class H (b)(e)	26,500	30,856
Vesync Co., Ltd.	57,000	22,813
Vipshop Holdings, Ltd. ADR (b)	76,500	643,365
Viva Biotech Holdings (b)(e)	81,500	13,715
Vnet Group, Inc. ADR (b)(c)	24,100	132,550
VSTECS Holdings, Ltd.	136,000	76,188
Walvax Biotechnology Co., Ltd. Class A	21,900	113,424
Wanhua Chemical Group Co., Ltd. Class A	34,300	441,315
Want Want China Holdings, Ltd.	775,000	506,109
Weibo Corp. ADR (b)	10,710	183,141
Weichai Power Co., Ltd. Class A	79,100	106,486
Weichai Power Co., Ltd. Class H	337,000	319,250
Weihai Guangwei Composites Co., Ltd. Class A	10,200	118,367
Weimob, Inc. (b)(c)(e)	245,000	85,729
Wens Foodstuffs Group Co., Ltd. Class A (b)	85,960	246,920
West China Cement, Ltd. (b)	262,000	26,722
Western Securities Co., Ltd. Class A	30,800	25,119
Western Superconducting Technologies Co., Ltd. Class A	4,824	71,978
Westone Information Industry, Inc. Class A	11,900	45,729
Wharf Holdings, Ltd.	247,000	789,884
Will Semiconductor Co., Ltd. Shanghai Class A	10,935	122,230
Wilmar International, Ltd.	332,800	886,210
Wingtech Technology Co., Ltd. Class A	8,000	53,101
Wuchan Zhongda Group Co., Ltd. Class A	175,700	101,154
Wuhan Guide Infrared Co., Ltd. Class A	46,648	75,809
Wuliangye Yibin Co., Ltd. Class A	46,700	1,104,977
Wuling Motors Holdings Ltd. (c)	320,000	31,616
WUS Printed Circuit Kunshan Co., Ltd. Class A	13,640	18,975
Security Description	Shares	Value
WuXi AppTec Co., Ltd. Class A	23,500	$234,489
WuXi AppTec Co., Ltd. Class H (e)	61,103	487,994
Wuxi Biologics Cayman, Inc. (b)(e)	646,500	3,848,390
Wuxi Shangji Automation Co., Ltd. Class A	5,500	103,336
XCMG Construction Machinery Co., Ltd. Class A	112,400	70,526
XD, Inc. (b)	22,000	44,450
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(c)(e)	140,500	92,189
Xiamen C & D, Inc. Class A	72,000	139,458
Xiamen Faratronic Co., Ltd. Class A	1,900	42,496
Xiamen Tungsten Co., Ltd. Class A	14,700	46,426
Xiaomi Corp. Class B (b)(e)	2,805,600	3,176,878
Xinhua Winshare Publishing and Media Co., Ltd. Class H	66,000	41,874
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	22,900	36,291
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	149,400	172,283
Xinyi Glass Holdings, Ltd.	314,000	454,087
Xinyi Solar Holdings, Ltd.	845,811	888,188
XPeng, Inc. ADR (b)(c)	77,000	920,150
Xtep International Holdings, Ltd. (c)	204,077	214,794
Yadea Group Holdings, Ltd. (e)	194,000	310,056
Yangzijiang Shipbuilding Holdings, Ltd.	486,600	347,716
Yankuang Energy Group Co., Ltd. Class A	27,700	194,423
Yankuang Energy Group Co., Ltd. Class H (c)	258,000	931,529
Yanlord Land Group, Ltd.	128,800	85,256
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	53,537
Yeahka, Ltd. (b)(c)	28,000	62,853
Yealink Network Technology Corp., Ltd. Class A	8,400	74,127
Yifeng Pharmacy Chain Co., Ltd. Class A	6,916	48,086
Yihai International Holding, Ltd. (b)	76,000	160,042
Yihai Kerry Arawana Holdings Co., Ltd. Class A	10,000	60,414
Yixin Group, Ltd. (b)(c)(e)	141,000	14,235

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
YongXing Special Materials Technology Co., Ltd. Class A	3,400	$58,881
Yonyou Network Technology Co., Ltd. Class A	20,930	51,356
Youdao, Inc. ADR (b)(c)	10,100	39,693
Youngy Co., Ltd. Class A (b)	3,200	50,315
YTO Express Group Co., Ltd. Class A	44,600	129,409
Yuexiu Property Co., Ltd.	305,800	368,467
Yuexiu Transport Infrastructure, Ltd.	208,000	84,470
Yum China Holdings, Inc.	75,900	3,592,347
Yunda Holding Co., Ltd. Class A	18,850	41,317
Yunnan Aluminium Co., Ltd. Class A	41,400	53,248
Yunnan Baiyao Group Co., Ltd. Class A	12,880	94,432
Yunnan Botanee Bio-Technology Group Co., Ltd. Class A	4,100	98,818
Yunnan Energy New Material Co., Ltd. Class A	8,000	194,679
Yunnan Yuntianhua Co., Ltd. Class A (b)	19,100	63,299
Yuzhou Group Holdings Co., Ltd. (b)(c)	326,648	10,362
Zai Lab, Ltd. ADR (b)	15,795	540,189
Zangge Mining Co., Ltd. Class A	16,400	65,291
Zensun Enterprises, Ltd. (b)	120,000	24,765
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	5,600	208,603
Zhaojin Mining Industry Co., Ltd. Class H (b)	161,000	110,220
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	45,800	23,908
Zhejiang Chint Electrics Co., Ltd. Class A	13,200	49,219
Zhejiang Dahua Technology Co., Ltd. Class A	18,400	33,072
Zhejiang Dingli Machinery Co., Ltd. Class A	8,260	41,866
Zhejiang Expressway Co., Ltd. Class H	172,000	116,876
Zhejiang HangKe Technology, Inc. Co. Class A	5,639	39,369
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	27,000	72,363
Zhejiang Huayou Cobalt Co., Ltd. Class A	18,890	169,381
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	20,600	194,357
Security Description	Shares	Value
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	11,900	$65,150
Zhejiang Juhua Co., Ltd. Class A	28,100	54,538
Zhejiang NHU Co., Ltd. Class A	16,848	52,357
Zhejiang Supor Co., Ltd. Class A (b)	3,800	24,553
Zhejiang Weiming Environment Protection Co., Ltd. Class A	23,400	76,503
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	84,673
Zhejiang Yongtai Technology Co., Ltd. Class A	12,100	38,782
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	27,200	27,088
Zhenro Properties Group, Ltd. (b)	1,342,000	42,537
Zheshang Securities Co., Ltd. Class A	21,700	28,673
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)(e)	123,000	274,125
Zhongliang Holdings Group Co., Ltd. (b)	192,500	13,462
Zhongsheng Group Holdings, Ltd.	141,000	559,094
Zhongtai Securities Co., Ltd. Class A	72,500	66,819
Zhou Hei Ya International Holdings Co., Ltd. (b)(c)(e)	202,000	97,919
Zhuzhou CRRC Times Electric Co., Ltd.	99,800	417,728
Zhuzhou CRRC Times Electric Co., Ltd. Class A	2,088	15,762
Zhuzhou Kibing Group Co., Ltd. Class A	19,700	26,472
Zijin Mining Group Co., Ltd. Class A	239,700	262,142
Zijin Mining Group Co., Ltd. Class H	994,000	962,079
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	87,400	67,753
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	198,800	68,778
ZTE Corp. Class A	41,400	124,047
ZTE Corp. Class H	150,800	269,294
ZTO Express Cayman, Inc. ADR	73,200	1,758,996
		346,732,785
COLOMBIA — 0.1%
Bancolombia SA ADR	5,003	121,923

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Bancolombia SA	45,934	$310,959
Bancolombia SA Preference Shares	65,472	399,330
Canacol Energy, Ltd. (c)	16,900	23,000
Cementos Argos SA	60,790	44,726
Corp. Financiera Colombiana SA (b)	9,211	33,484
Ecopetrol SA ADR (c)	700	6,251
Ecopetrol SA	1,028,992	464,547
Frontera Energy Corp. (b)	10,400	75,764
Grupo Argos SA	49,231	105,127
Interconexion Electrica SA ESP	67,960	244,088
Millicom International Cellular SA SDR (b)	27,956	321,084
		2,150,283
CYPRUS — 0.0% (a)
Atalaya Mining PLC	10,407	22,189
CZECH REPUBLIC — 0.0% (a)
CEZ A/S	27,202	932,691
Komercni Banka A/S	11,765	294,424
Moneta Money Bank A/S (e)	69,836	196,572
Philip Morris CR A/S	128	83,888
		1,507,575
DENMARK — 1.5%
ALK-Abello A/S (b)	22,600	356,011
Alm Brand A/S	158,651	193,745
Ambu A/S Class B	27,020	234,673
AP Moller - Maersk A/S Class A	524	925,369
AP Moller - Maersk A/S Class B	938	1,703,796
Bavarian Nordic A/S (b)	11,466	332,743
Better Collective A/S (b)	4,859	61,331
Carlsberg AS Class B	17,641	2,061,952
cBrain A/S	1,152	19,512
Cementir Holding NV	5,474	29,816
Chemometec A/S	2,807	212,226
Chr. Hansen Holding A/S	18,870	929,105
Coloplast A/S Class B	20,599	2,092,422
D/S Norden A/S	5,060	213,367
Danske Bank A/S (b)	121,592	1,512,736
Demant A/S (b)	17,406	430,108
Dfds A/S	6,404	166,178
Drilling Co. of 1972 A/S (b)	4,405	213,117
DSV A/S	33,041	3,868,934
FLSmidth & Co. A/S	8,910	192,889
Genmab A/S (b)	11,406	3,667,706
GN Store Nord A/S	23,840	417,405
H Lundbeck A/S	46,588	149,249
H Lundbeck A/S Class A (b)	11,647	34,750
ISS A/S (b)	25,421	391,720
Jyske Bank A/S (b)	9,331	485,390
Matas A/S	12,409	109,947
Security Description	Shares	Value
Netcompany Group A/S (b)(e)	6,939	$231,890
Nilfisk Holding A/S (b)	3,415	59,125
NKT A/S (b)	7,446	351,384
Noble Corp PLC (b)	6,132	182,205
Novo Nordisk A/S Class B	296,141	29,487,698
Novozymes A/S Class B	35,886	1,802,539
NTG Nordic Transport Group A/S Class A (b)	870	21,582
Orsted A/S (e)	34,103	2,716,817
Pandora A/S	16,196	757,087
Per Aarsleff Holding A/S	2,547	62,619
Ringkjoebing Landbobank A/S	4,482	475,015
ROCKWOOL A/S Class B	1,436	226,410
Royal Unibrew A/S	8,704	563,731
Scandinavian Tobacco Group A/S Class A (e)	10,671	154,741
Schouw & Co. A/S	2,520	146,958
SimCorp A/S	6,828	384,120
Solar A/S Class B	889	58,163
Spar Nord Bank A/S	14,608	162,948
Sydbank A/S	9,665	264,584
Topdanmark A/S	7,847	367,439
Trifork Holding AG (c)	1,282	22,871
Tryg A/S	63,719	1,314,819
Vestas Wind Systems A/S	181,395	3,338,504
Zealand Pharma A/S (b)	6,002	136,272
		64,295,718
EGYPT — 0.0% (a)
Centamin PLC	201,929	202,527
Commercial International Bank Egypt SAE	479,434	615,542
Eastern Co. SAE	208,719	110,091
E-Finance for Digital & Financial Investments	67,568	47,117
Egyptian Financial Group-Hermes Holding Co. (b)	116,839	68,884
ElSewedy Electric Co. (b)	69,110	26,717
Energean PLC	22,295	332,005
Talaat Moustafa Group	131,579	49,341
Telecom Egypt Co.	60,241	52,782
		1,505,006
FAEROE ISLANDS — 0.0% (a)
Bakkafrost P/F	8,463	336,558
FINLAND — 0.8%
Aktia Bank Oyj	16,282	154,243
Anora Group Oyj	4,874	32,332
Cargotec Oyj Class B	7,304	220,506
Caverion Oyj	14,031	58,784
Citycon Oyj (b)(c)	19,217	120,150
Elisa Oyj	26,495	1,199,972
Finnair Oyj (b)(c)	99,297	34,371
Fortum Oyj	81,018	1,088,199

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
F-Secure Oyj (b)	14,547	$34,965
Harvia Oyj (c)	5,302	72,136
Huhtamaki Oyj	16,373	520,496
Kamux Corp. (c)	12,437	64,113
Kemira Oyj	20,338	225,267
Kempower Oyj (b)(c)	5,722	97,770
Kesko Oyj Class B	47,358	883,196
Kojamo Oyj	24,325	313,154
Kone Oyj Class B	62,435	2,404,545
Konecranes Oyj	11,121	220,856
Marimekko Oyj	4,180	35,439
Metsa Board Oyj Class B	32,480	235,992
Metso Outotec Oyj	112,609	746,470
Musti Group Oyj (b)	7,349	127,566
Neste Oyj	75,346	3,282,953
Nokia Oyj (f)	942,225	4,043,376
Nokia Oyj (f)	12,368	52,764
Nokian Renkaat Oyj (b)	27,502	264,639
Nordea Bank Abp (f)	598,818	5,124,889
Nordea Bank Abp (f)	9,876	84,364
Oriola Oyj Class B	11,775	20,579
Orion Oyj Class B	18,492	778,333
Outokumpu Oyj	68,881	235,782
Puuilo Oyj (c)	13,810	64,875
QT Group Oyj (b)(c)	2,926	110,863
Remedy Entertainment Oyj (c)	2,493	44,324
Revenio Group Oyj	3,977	147,525
Rovio Entertainment Oyj (e)	11,604	64,490
Sampo Oyj Class A	84,862	3,621,414
Sanoma Oyj	11,067	132,645
Spinnova Oyj (b)(c)	2,218	10,105
Stora Enso Oyj Class R	102,489	1,301,431
Talenom Oyj	3,511	30,073
TietoEVRY Oyj	15,531	351,290
Tokmanni Group Corp.	9,924	108,190
UPM-Kymmene Oyj	96,711	3,067,815
Uponor Oyj	11,690	153,561
Valmet Oyj	28,226	570,390
Wartsila OYJ Abp (c)	82,285	525,415
WithSecure Oyj (b)	14,547	22,850
YIT Oyj (c)	22,823	63,951
		33,169,408
FRANCE — 5.6%
AB Science SA (b)	2,718	19,886
ABC arbitrage	11,541	72,359
Accor SA (b)	31,033	649,429
Adevinta ASA (b)	46,998	279,775
Aeroports de Paris (b)	5,421	626,197
Air France-KLM (b)	200,576	252,495
Air Liquide SA	93,725	10,708,305
Airbus SE	104,276	8,984,957
AKWEL	1,074	15,382
ALD SA (e)	15,843	145,979
Alstom SA	55,793	902,125
Altarea SCA REIT	636	79,203
Security Description	Shares	Value
Alten SA	5,012	$550,543
Amundi SA (e)	11,804	491,210
Antin Infrastructure Partners SA	5,000	104,725
Aramis Group SAS (b)(e)	2,795	11,592
Arkema SA	11,520	839,222
Atos SE (b)	15,529	122,712
Aubay	1,140	48,553
AXA SA	329,901	7,199,754
Believe SA (b)	2,588	20,731
Beneteau SA	8,515	87,377
BioMerieux	6,863	542,641
BNP Paribas SA	197,607	8,343,358
Boiron SA	454	19,681
Bollore SE	151,469	694,665
Bonduelle SCA	1,324	14,640
Bouygues SA	42,018	1,098,679
Bureau Veritas SA	50,655	1,133,070
Capgemini SE	29,276	4,685,185
Carmila SA REIT	9,871	132,282
Carrefour SA	106,949	1,482,679
Casino Guichard Perrachon SA (b)	10,842	101,380
CGG SA (b)	253,845	176,301
Chargeurs SA	5,285	60,888
Cie de Saint-Gobain	89,492	3,198,532
Cie des Alpes (b)	3,159	38,013
Cie Generale des Etablissements Michelin SCA	123,441	2,764,652
Cie Plastic Omnium SA	11,639	152,537
Coface SA	17,138	163,703
Covivio REIT	8,160	392,936
Credit Agricole SA	214,001	1,736,557
Danone SA	114,965	5,433,933
Dassault Aviation SA	4,061	461,835
Dassault Systemes SE	120,619	4,162,677
Derichebourg SA	21,744	86,605
Edenred	44,831	2,064,553
Eiffage SA	15,154	1,214,749
Electricite de France SA	98,692	1,144,107
Elior Group SA (b)(e)	27,606	50,300
Elis SA	33,092	333,504
Engie SA	323,034	3,716,567
Equasens	412	24,452
Eramet SA	1,844	145,084
Esker SA	715	80,993
EssilorLuxottica SA	51,488	6,995,535
Etablissements Maurel et Prom SA	19,383	75,465
Eurazeo SE	7,948	414,568
Euroapi SA (b)	8,007	132,863
Eutelsat Communications SA	31,606	244,032
Faurecia SE (b)(f)	22,082	238,936
Faurecia SE (b)(f)	5,581	59,348
Fnac Darty SA	3,113	86,011

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Gaztransport Et Technigaz SA	4,665	$514,169
Gecina SA REIT	8,359	654,407
Getlink SE	80,751	1,251,722
Groupe Guillin	1,195	19,667
Hermes International	5,670	6,665,873
ICADE REIT	6,427	239,162
ID Logistics Group (b)	344	84,479
Imerys SA	6,084	183,443
Interparfums SA	3,080	129,033
Ipsen SA	6,907	638,982
IPSOS	6,272	280,176
JCDecaux SA (b)	11,798	138,374
Kaufman & Broad SA	1,893	37,081
Kering SA	13,414	5,947,329
Klepierre SA REIT (b)	39,705	690,000
Korian SA	11,920	121,439
La Francaise des Jeux SAEM (e)	18,506	548,736
Legrand SA	48,361	3,125,700
LISI	3,054	53,403
LNA Sante SA	455	12,882
L'Oreal SA	43,056	13,761,188
LVMH Moet Hennessy Louis Vuitton SE	49,604	29,233,315
Maisons du Monde SA (e)	4,452	34,958
Manitou BF SA	1,060	17,030
McPhy Energy SA (b)	2,265	20,859
Mercialys SA REIT	13,227	99,902
Mersen SA	3,522	97,497
Metropole Television SA	3,965	47,849
Neoen SA (e)	9,031	300,841
Nexans SA	4,579	407,447
Nexity SA	6,162	125,047
Orange SA	362,035	3,273,100
Orpea SA (b)	8,339	91,039
Pernod Ricard SA	37,447	6,866,999
PEUGEOT INVEST	1,682	126,661
Publicis Groupe SA (b)	42,109	1,994,421
Quadient SA	11,950	165,333
Remy Cointreau SA	4,191	695,206
Renault SA (b)	32,927	890,510
Rexel SA (b)	41,789	626,026
Rubis SCA	16,146	335,864
Safran SA	59,217	5,385,938
Sanofi	204,314	15,551,436
Sartorius Stedim Biotech	5,097	1,562,798
SCOR SE	26,085	376,967
SEB SA	4,336	272,627
SES-imagotag SA (b)	637	59,387
SMCP SA (b)(e)	4,538	22,674
Societe BIC SA	4,123	261,418
Societe Generale SA	141,641	2,799,961
Sodexo SA	16,088	1,207,720
SOITEC (b)	4,554	519,782
Solutions 30 SE (b)	23,486	47,946
Security Description	Shares	Value
Somfy SA	1,100	$101,903
Sopra Steria Group SACA	2,498	315,911
SPIE SA	21,501	450,171
Technicolor Creative Studios SA (b)	32,324	61,749
Technicolor SA (b)	32,324	32,553
Technip Energies NV	26,606	301,396
Teleperformance	10,515	2,666,395
Television Francaise 1	4,354	24,863
Thales SA	18,279	2,013,412
TotalEnergies SE	443,229	20,785,393
Trigano SA	1,440	126,393
Ubisoft Entertainment SA (b)	16,082	441,793
Unibail-Rodamco-Westfield CDI (b)(f)	34,100	66,875
Unibail-Rodamco-Westfield REIT (b)(f)	18,708	773,819
Valeo	36,952	558,111
Vallourec SA (b)	21,556	206,481
Valneva SE (b)	14,271	71,870
Veolia Environnement SA	117,892	2,252,253
Verallia SA (e)	11,993	269,514
Vicat SA	3,900	87,550
Vilmorin & Cie SA	622	24,340
Vinci SA	94,950	7,674,589
Virbac SA	654	170,050
Vivendi SE	135,714	1,052,246
Voltalia SA (b)	7,058	123,685
Wavestone	2,248	96,803
Wendel SE	5,925	423,909
Worldline SA (b)(e)	43,013	1,699,424
		237,800,261
GABON — 0.0% (a)
BW Energy, Ltd. (b)	12,077	23,873
GEORGIA — 0.0% (a)
Bank of Georgia Group PLC	5,714	125,767
TBC Bank Group PLC	7,269	135,348
		261,115
GERMANY — 4.1%
1&1 AG	6,659	88,180
Aareal Bank AG (b)	10,882	343,270
About You Holding SE (b)	5,000	24,034
Adesso SE	472	47,442
adidas AG	30,873	3,547,748
ADLER Group SA (b)(e)	16,905	34,352
AIXTRON SE	18,270	439,292
Allianz SE	72,773	11,459,557
Amadeus Fire AG	922	75,231
Aroundtown SA	173,816	380,450
Atoss Software AG	537	59,827
AURELIUS Equity Opportunities SE & Co. KGaA	3,824	70,873
Aurubis AG	5,046	263,317
Auto1 Group SE (b)(e)	17,914	111,952

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
BASF SE	166,182	$6,375,190
Basler AG	1,137	25,813
Bayer AG	176,346	8,121,736
Bayerische Motoren Werke AG	59,340	4,020,274
Bayerische Motoren Werke AG Preference Shares	10,818	702,215
BayWa AG	2,500	99,815
Bechtle AG	15,098	542,534
Beiersdorf AG	17,514	1,720,263
Bertrandt AG	1,559	50,896
Bike24 Holding AG (b)	2,894	6,907
Bilfinger SE	5,632	140,927
Borussia Dortmund GmbH & Co. KGaA (b)	7,994	25,861
Brenntag SE	28,179	1,702,780
CANCOM SE	5,720	134,919
Carl Zeiss Meditec AG	6,747	700,552
CECONOMY AG	43,948	51,038
Cewe Stiftung & Co. KGaA	785	56,995
Commerzbank AG (b)	192,335	1,368,675
CompuGroup Medical SE & Co. KgaA	4,308	148,558
Continental AG	19,829	879,519
Covestro AG (e)	37,322	1,066,662
CropEnergies AG	4,161	49,895
CTS Eventim AG & Co. KGaA (b)	10,715	440,655
CureVac NV (b)	8,000	65,308
Daimler Truck Holding AG (b)	82,113	1,855,607
Datagroup SE	430	22,552
Dermapharm Holding SE	3,546	128,556
Deutsche Bank AG	369,187	2,732,335
Deutsche Beteiligungs AG	2,337	49,177
Deutsche Boerse AG	33,996	5,570,574
Deutsche EuroShop AG	2,117	47,638
Deutsche Lufthansa AG (b)	109,527	629,322
Deutsche Pfandbriefbank AG (e)	21,805	149,998
Deutsche Post AG	177,087	5,335,158
Deutsche Telekom AG	579,503	9,860,075
Deutz AG	19,492	60,327
DIC Asset AG	5,992	45,348
Draegerwerk AG & Co. KGaA	314	11,581
Draegerwerk AG & Co. KGaA Preference Shares	947	39,590
Duerr AG	11,973	248,863
E.ON SE	401,917	3,086,576
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,138	70,989
Einhell Germany AG Preference Shares	387	44,980
Elmos Semiconductor SE	932	35,079
ElringKlinger AG	2,938	16,866
Encavis AG	22,645	404,567
Energiekontor AG	858	69,893
Evonik Industries AG	38,232	640,034
Security Description	Shares	Value
Evotec SE (b)	22,921	$398,337
Fielmann AG	4,064	130,373
Flatex DEGIRO AG (b)	11,921	106,074
Fraport AG Frankfurt Airport Services Worldwide (b)	5,965	214,406
Freenet AG	21,418	405,736
Fresenius Medical Care AG & Co. KGaA	37,542	1,057,239
Fresenius SE & Co. KGaA	75,109	1,600,309
FUCHS PETROLUB SE Preference Shares	14,968	378,875
GEA Group AG	28,368	917,697
Gerresheimer AG	5,064	247,153
GFT Technologies SE	2,760	82,100
Grand City Properties SA	19,669	194,823
GRENKE AG	5,049	91,860
Hamborner REIT AG	13,775	95,061
Hamburger Hafen und Logistik AG	4,381	47,599
Hannover Rueck SE	10,872	1,629,104
HeidelbergCement AG	27,576	1,088,921
Heidelberger Druckmaschinen AG (b)	43,797	49,236
HelloFresh SE (b)	30,012	627,952
Henkel AG & Co. KGaA Preference Shares	31,326	1,859,598
Henkel AG & Co. KGaA	19,055	1,079,467
Hensoldt AG	7,515	149,979
HOCHTIEF AG	3,685	174,360
Hornbach Holding AG & Co. KGaA	1,539	96,484
HUGO BOSS AG	9,595	446,568
Hypoport SE (b)	860	75,880
Indus Holding AG	4,262	75,666
Infineon Technologies AG	233,977	5,118,266
Instone Real Estate Group SE (e)	9,808	81,053
Jenoptik AG	8,308	163,482
JOST Werke AG (e)	3,047	106,193
Jungheinrich AG Preference Shares	10,101	203,801
K+S AG	32,419	613,668
KION Group AG	12,245	234,410
Kloeckner & Co. SE	12,637	96,373
Knorr-Bremse AG	14,472	621,221
Krones AG	2,176	191,150
KWS Saat SE & Co. KGaA	1,667	92,049
LANXESS AG	13,168	383,057
LEG Immobilien SE	13,182	786,507
MBB SE	230	17,890
Medios AG (b)	1,048	18,702
Mercedes-Benz Group AG	144,062	7,281,811
Merck KGaA	23,298	3,769,958
METRO AG (b)	18,554	129,287
MLP SE	12,808	65,246
Montana Aerospace AG (b)(e)	3,894	40,727

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MorphoSys AG (b)	4,985	$99,085
MTU Aero Engines AG	9,137	1,365,008
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,056	6,029,032
Nagarro SE (b)	1,607	141,131
Nemetschek SE	9,898	469,633
Nordex SE (b)	22,685	178,676
Norma Group SE	5,838	78,598
Northern Data AG (b)	970	11,774
OHB SE	540	16,001
PATRIZIA SE	12,942	133,634
Pfeiffer Vacuum Technology AG	515	63,442
PNE AG	3,945	68,156
Porsche Automobil Holding SE Preference Shares	27,949	1,574,089
ProSiebenSat.1 Media SE	29,028	205,578
Puma SE	20,457	945,956
PVA TePla AG (b)	2,642	38,223
Rational AG	911	441,037
Rheinmetall AG	7,776	1,196,762
RWE AG	115,405	4,240,092
Salzgitter AG	5,203	98,486
SAP SE	187,542	15,277,517
Sartorius AG Preference Shares	4,275	1,478,137
Schaeffler AG Preference Shares	26,533	118,957
Scout24 SE (e)	13,512	676,815
Secunet Security Networks AG	245	43,715
SGL Carbon SE (b)	9,210	53,354
Siemens AG	136,717	13,357,649
Siemens Energy AG	77,957	858,016
Siemens Healthineers AG (e)	50,221	2,153,374
Siltronic AG	2,468	139,127
Sirius Real Estate, Ltd.	193,470	152,691
Sixt SE	2,056	163,469
Sixt SE Preference Shares	2,921	132,657
SMA Solar Technology AG (b)	2,210	102,451
Software AG	10,373	236,407
Softwareone Holding AG (b)	16,060	174,863
Stabilus SE	5,052	222,027
Steico SE	1,042	44,370
STO SE & Co. KGaA Preference Shares	608	73,600
STRATEC SE	1,583	125,750
Stroeer SE & Co. KGaA	5,595	210,652
Suedzucker AG	10,311	124,586
Symrise AG	24,111	2,350,160
Synlab AG	17,055	210,815
TAG Immobilien AG	31,240	249,210
Takkt AG	5,349	49,319
TeamViewer AG (b)(e)	25,942	200,126
Telefonica Deutschland Holding AG	166,938	337,380
Security Description	Shares	Value
Thyssenkrupp AG (b)	87,238	$369,475
TUI AG (b)(c)	184,209	219,154
Uniper SE (c)	26,583	100,289
United Internet AG	15,885	296,831
Varta AG (c)	2,625	74,405
VERBIO Vereinigte BioEnergie AG	7,261	428,276
Vitesco Technologies Group AG Class A (b)	3,550	172,520
Volkswagen AG	5,205	847,909
Volkswagen AG Preference Shares	33,403	4,079,911
Vonovia SE	130,971	2,825,430
Vossloh AG	1,786	54,150
Wacker Neuson SE	5,915	77,205
Wuestenrot & Wuerttembergische AG	3,780	50,299
Zalando SE (b)(e)	38,168	745,229
Zeal Network SE	2,348	60,366
		177,047,941
GHANA — 0.0% (a)
Tullow Oil PLC (b)(c)	180,053	84,591
GREECE — 0.1%
Aegean Airlines SA (b)	8,153	35,168
Alpha Services & Holdings SA (b)	652,497	512,018
Athens Water Supply & Sewage Co. SA	4,435	31,105
Eurobank Ergasias Services & Holdings SA Class A (b)	574,115	479,025
FF Group (b)(d)	122	—
GEK Terna Holding Real Estate Construction SA (b)	9,885	84,495
Hellenic Petroleum Holdings SA	14,090	85,899
Hellenic Telecommunications Organization SA	36,648	531,933
Holding Co. ADMIE IPTO SA	31,100	49,209
JUMBO SA	20,094	267,429
LAMDA Development SA (b)	12,062	64,486
Motor Oil Hellas Corinth Refineries SA	15,114	238,686
Mytilineos SA	14,458	197,380
National Bank of Greece SA (b)	95,360	280,657
OPAP SA (b)	38,722	464,182
Piraeus Financial Holdings SA (b)	197,793	199,418
Public Power Corp. SA (b)	47,658	241,930
Sarantis SA	9,794	58,432
Terna Energy SA	8,992	145,329
		3,966,781
GUERNSEY — 0.0% (a)
Balanced Commercial Property Trust, Ltd. REIT	140,782	125,509

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
HONG KONG — 1.6%
AIA Group, Ltd.	2,157,600	$17,963,396
Alibaba Pictures Group, Ltd. (b)	1,680,000	86,119
Apollo Future Mobility Group, Ltd. (b)(c)	1,040,000	29,152
ASMPT, Ltd.	48,200	292,177
Bank of East Asia, Ltd.	227,525	248,828
Beijing Energy International Holding Co., Ltd. (b)	158,000	4,086
Cafe de Coral Holdings, Ltd.	40,000	49,624
Champion REIT	300,000	105,722
China High Speed Transmission Equipment Group Co., Ltd. (b)(c)	107,000	48,097
China Huishan Dairy Holdings Co., Ltd. (d)	66,000	—
China Youzan, Ltd. (b)(c)	4,224,000	51,106
Chinese Estates Holdings, Ltd. (b)	55,000	14,425
Chow Sang Sang Holdings International, Ltd.	60,000	60,917
Citychamp Watch & Jewellery Group, Ltd. (b)	286,000	41,170
CK Asset Holdings, Ltd.	360,681	2,165,238
CK Infrastructure Holdings, Ltd.	216,500	1,104,185
CK Life Sciences Int'l Holdings, Inc. (c)	310,000	24,326
CLP Holdings, Ltd.	284,500	2,150,106
C-Mer Eye Care Holdings, Ltd. (b)	40,000	17,435
Comba Telecom Systems Holdings, Ltd.	280,000	43,696
Concord New Energy Group, Ltd.	620,000	51,223
Cowell e Holdings, Inc. (b)	46,000	67,293
Crystal International Group, Ltd. (e)	65,500	20,702
Dah Sing Banking Group, Ltd.	110,000	72,763
Dah Sing Financial Holdings, Ltd.	23,200	52,702
Digital China Holdings, Ltd.	68,000	27,200
EC Healthcare	54,000	33,363
Far East Consortium International, Ltd.	122,269	27,319
Fortune Real Estate Investment Trust	216,000	157,383
Glory Sun Financial Group, Ltd. (b)(c)	4,116,000	8,850
Grand Pharmaceutical Group, Ltd. Class A	130,000	55,905
Guotai Junan International Holdings, Ltd.	757,000	55,691
Haitong International Securities Group, Ltd. (b)	416,900	35,473
Hang Lung Group, Ltd.	131,000	211,471
Security Description	Shares	Value
Hang Lung Properties, Ltd.	351,000	$576,372
Hang Seng Bank, Ltd.	139,300	2,116,247
Henderson Land Development Co., Ltd.	251,466	704,136
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	583,664	408,942
HKBN, Ltd.	114,000	88,442
HKT Trust & HKT, Ltd. Stapled Security	657,000	769,462
Hong Kong & China Gas Co., Ltd.	2,187,101	1,926,447
Hong Kong Exchanges & Clearing, Ltd.	217,261	7,426,268
Hong Kong Technology Venture Co., Ltd.	127,000	77,485
Hongkong Land Holdings, Ltd.	191,600	841,894
Huabao International Holdings, Ltd. (c)	211,000	97,246
Hutchison Port Holdings Trust Stapled Security	883,800	162,365
Hutchison Telecommunications Hong Kong Holdings, Ltd.	346,000	50,676
Hysan Development Co., Ltd.	107,000	269,250
International Alliance Financial Leasing Co., Ltd. (b)(e)	90,000	46,663
IVD Medical Holding, Ltd.	218,000	65,043
Jardine Matheson Holdings, Ltd.	33,800	1,708,859
Johnson Electric Holdings, Ltd.	52,500	52,407
K Wah International Holdings, Ltd.	225,000	69,854
Kerry Properties, Ltd.	103,000	195,237
Kingboard Laminates Holdings, Ltd.	158,500	142,006
Lifestyle International Holdings, Ltd. (b)	41,000	23,706
Link REIT	385,690	2,692,226
LK Technology Holdings, Ltd.	107,500	121,445
Luk Fook Holdings International, Ltd.	51,000	120,369
Man Wah Holdings, Ltd.	257,600	163,111
Melco International Development, Ltd. (b)	139,000	107,338
Melco Resorts & Entertainment, Ltd. ADR (b)	40,530	268,714
MTR Corp., Ltd.	290,381	1,331,891
New World Development Co., Ltd.	256,581	728,689
Nine Dragons Paper Holdings, Ltd. (b)	242,000	150,145
Nissin Foods Co., Ltd. (c)	76,000	59,253
NWS Holdings, Ltd.	225,968	203,856

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Orient Overseas International, Ltd.	24,500	$426,361
Pacific Basin Shipping, Ltd.	790,000	243,932
Pacific Textiles Holdings, Ltd.	229,000	71,286
PAX Global Technology, Ltd.	81,000	61,301
PCCW, Ltd.	714,471	322,330
Perfect Medical Health Management, Ltd.	80,000	33,994
Pou Sheng International Holdings, Ltd.	219,000	13,823
Power Assets Holdings, Ltd.	240,500	1,205,533
Prosperity REIT	191,000	48,344
Prudential PLC	494,551	4,839,398
Realord Group Holdings, Ltd. (b)	46,000	55,173
Sa Sa International Holdings, Ltd. (b)	124,000	17,149
Shun Tak Holdings, Ltd. (b)	122,000	17,011
Sino Biopharmaceutical, Ltd.	1,793,000	840,228
Sino Land Co., Ltd.	584,906	769,318
Skyworth Group, Ltd.	160,000	63,821
SmarTone Telecommunications Holdings, Ltd.	38,500	20,167
SSY Group, Ltd.	204,000	85,321
Stella International Holdings, Ltd.	45,500	45,153
Sun Hung Kai & Co., Ltd.	57,000	20,530
Sun Hung Kai Properties, Ltd.	262,000	2,891,411
SUNeVision Holdings, Ltd.	101,000	53,605
Sunlight Real Estate Investment Trust	122,000	46,765
Swire Pacific, Ltd. Class A	86,500	646,526
Swire Properties, Ltd.	223,600	481,009
Techtronic Industries Co., Ltd.	249,000	2,375,913
Texhong Textile Group, Ltd.	30,500	20,773
Truly International Holdings, Ltd.	248,000	38,299
United Energy Group, Ltd.	1,270,000	144,936
United Laboratories International Holdings, Ltd.	166,000	68,930
Value Partners Group, Ltd.	187,000	44,192
Vinda International Holdings, Ltd.	87,000	204,462
Vitasoy International Holdings, Ltd. (b)	136,000	169,111
Viva China Holdings, Ltd. (b)	528,000	72,631
VTech Holdings, Ltd.	23,700	135,879
WH Group, Ltd. (e)	1,444,702	908,600
Wharf Real Estate Investment Co., Ltd.	289,000	1,310,107
Yue Yuen Industrial Holdings, Ltd.	148,000	188,760
Yuexiu Real Estate Investment Trust	547,000	118,259
Security Description	Shares	Value
Zhuguang Holdings Group Co., Ltd. (b)	174,000	$22,166
		68,285,694
HUNGARY — 0.0% (a)
Magyar Telekom Telecommunications PLC	65,543	44,799
MOL Hungarian Oil & Gas PLC	68,488	380,185
Opus Global Nyrt (b)	38,512	11,540
OTP Bank Nyrt (c)	47,736	870,444
Richter Gedeon Nyrt	25,920	443,751
		1,750,719
INDIA — 4.6%
3M India, Ltd. (b)	304	91,600
Aarti Drugs, Ltd.	792	4,541
Aarti Industries, Ltd.	30,791	280,370
Aavas Financiers, Ltd. (b)	7,143	195,781
ACC, Ltd.	14,571	430,723
Adani Enterprises, Ltd.	50,947	2,150,199
Adani Green Energy, Ltd. (b)	63,073	1,735,929
Adani Ports & Special Economic Zone, Ltd.	90,041	902,103
Adani Power, Ltd. (b)	138,948	631,652
Adani Total Gas, Ltd.	49,210	2,006,676
Adani Transmission, Ltd. (b)	49,938	2,001,191
Aditya Birla Capital, Ltd. (b)	106,473	145,054
Aditya Birla Fashion & Retail, Ltd. (b)	76,383	325,144
Aegis Logistics, Ltd.	34,324	113,544
Affle India, Ltd. (b)	5,330	81,555
AIA Engineering, Ltd.	5,614	172,519
Ajanta Pharma, Ltd.	8,506	132,609
Akzo Nobel India, Ltd.	1,862	50,336
Alembic Pharmaceuticals, Ltd.	7,522	55,702
Alkyl Amines Chemicals	1,560	54,652
Allcargo Logistics, Ltd.	10,620	53,330
Alok Industries, Ltd. (b)	102,260	22,497
Amara Raja Batteries, Ltd.	11,750	70,521
Amber Enterprises India, Ltd. (b)	3,821	110,400
Ambuja Cements, Ltd.	108,262	682,732
Angel One, Ltd.	3,338	55,264
APL Apollo Tubes, Ltd.	21,488	271,912
Apollo Hospitals Enterprise, Ltd.	18,526	991,204
Apollo Tyres, Ltd.	53,024	180,229
Aptus Value Housing Finance India, Ltd. (b)	27,028	101,694
Asahi India Glass, Ltd.	8,757	67,974
Ashok Leyland, Ltd.	236,765	440,833
Asian Paints, Ltd.	70,060	2,864,167
Astral, Ltd.	15,609	425,131
AstraZeneca Pharma India, Ltd.	1,288	49,157
Atul, Ltd.	2,574	283,953

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
AU Small Finance Bank, Ltd. (e)	27,974	$211,356
Aurobindo Pharma, Ltd.	46,396	289,626
Avanti Feeds, Ltd.	15,964	91,445
Avenue Supermarts, Ltd. (b)(e)	28,401	1,519,423
Axis Bank, Ltd.	412,581	3,689,065
Bajaj Auto, Ltd.	12,948	558,671
Bajaj Electricals, Ltd.	14,427	212,545
Bajaj Finance, Ltd.	49,190	4,395,027
Bajaj Finserv, Ltd.	70,429	1,440,030
Balaji Amines, Ltd.	1,401	54,175
Balkrishna Industries, Ltd.	14,618	336,454
Balrampur Chini Mills, Ltd.	31,845	135,357
Bandhan Bank, Ltd. (b)(e)	107,528	349,618
BASF India, Ltd.	5,048	184,336
Bata India, Ltd.	10,694	238,295
Bayer CropScience, Ltd.	1,511	90,484
BEML, Ltd.	2,700	48,908
BEML, Ltd.	2,700	12,444
Berger Paints India, Ltd.	42,535	321,007
Bharat Electronics, Ltd.	1,245,924	1,536,424
Bharat Forge, Ltd.	45,514	386,172
Bharat Heavy Electricals, Ltd.	104,240	76,078
Bharat Petroleum Corp., Ltd.	143,457	534,134
Bharti Airtel, Ltd.	398,092	3,896,117
Biocon, Ltd.	102,362	364,576
Birla Corp., Ltd.	3,296	38,462
Birlasoft, Ltd.	16,592	56,875
Blue Dart Express, Ltd.	2,241	242,750
Blue Star, Ltd.	6,804	91,773
Bombay Burmah Trading Co.	6,225	69,762
Borosil Renewables, Ltd. (b)	17,601	123,898
Brigade Enterprises, Ltd.	14,178	88,054
Brightcom Group, Ltd.	189,673	77,770
Britannia Industries, Ltd.	20,435	961,583
Brookfield India Real Estate Trust REIT (e)	15,270	60,775
BSE, Ltd.	9,567	70,740
Can Fin Homes, Ltd.	8,634	50,585
Canara Bank	39,938	111,313
Carborundum Universal, Ltd.	16,876	185,065
Castrol India, Ltd.	94,135	130,123
CCL Products India, Ltd.	10,542	64,779
Ceat, Ltd.	2,422	46,637
Central Depository Services India, Ltd.	9,305	141,074
Century Plyboards India, Ltd.	8,003	62,060
Century Textiles & Industries, Ltd.	10,983	108,364
CESC, Ltd.	147,320	139,191
CG Power & Industrial Solutions, Ltd. (b)	107,602	309,573
Chambal Fertilisers & Chemicals, Ltd.	19,934	77,683
Chemplast Sanmar, Ltd. (b)	18,532	94,916
Security Description	Shares	Value
Cholamandalam Financial Holdings, Ltd.	22,915	$183,406
Cholamandalam Investment & Finance Co., Ltd.	73,811	659,578
Cipla, Ltd.	85,927	1,171,489
City Union Bank, Ltd.	109,083	231,739
Clean Science & Technology, Ltd.	2,912	62,393
Coal India, Ltd.	274,784	712,077
Coforge, Ltd.	4,514	184,609
Colgate-Palmolive India, Ltd.	27,197	543,390
Computer Age Management Services, Ltd.	6,375	196,412
Container Corp. Of India, Ltd.	54,278	471,912
Coromandel International, Ltd.	19,045	231,753
CreditAccess Grameen, Ltd. (b)	5,585	67,746
CRISIL, Ltd.	2,098	83,765
Crompton Greaves Consumer Electricals, Ltd.	109,284	550,536
Cummins India, Ltd.	21,889	319,891
Cyient, Ltd.	18,747	181,447
Dabur India, Ltd.	130,117	911,831
Dalmia Bharat, Ltd.	13,320	260,488
Deepak Fertilisers & Petrochemicals Corp., Ltd.	8,754	93,555
Deepak Nitrite, Ltd.	11,783	292,112
Devyani International, Ltd. (b)	34,765	82,519
Dhani Services, Ltd. (b)	93,195	54,510
Divi's Laboratories, Ltd.	26,165	1,184,612
Dixon Technologies India, Ltd.	4,648	247,673
DLF, Ltd.	113,838	494,305
Dr Lal PathLabs, Ltd. (e)	7,802	239,945
Dr Reddy's Laboratories, Ltd.	20,833	1,102,755
eClerx Services, Ltd.	2,262	39,434
eClerx Services, Ltd.	1,131	19,808
Edelweiss Financial Services, Ltd.	131,214	98,055
Eicher Motors, Ltd.	23,880	1,069,810
EID Parry India, Ltd.	12,949	94,720
EIH, Ltd. (b)	39,305	90,494
Emami, Ltd.	42,613	263,148
Embassy Office Parks REIT	80,037	339,758
Endurance Technologies, Ltd. (e)	7,581	132,127
EPL ,Ltd.	15,437	33,253
Equitas Small Finance Bank, Ltd. (b)(e)	93,926	57,210
Exide Industries, Ltd.	109,934	210,559
FDC, Ltd. (b)	14,730	47,560
Federal Bank, Ltd.	246,452	356,615
Fine Organic Industries, Ltd.	1,104	94,208
Finolex Cables, Ltd.	8,417	48,288
Finolex Industries, Ltd.	49,960	83,488
Firstsource Solutions, Ltd.	34,036	43,427

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Fortis Healthcare, Ltd. (b)	65,478	$211,773
GAIL India, Ltd.	235,634	250,425
GAIL India, Ltd. GDR	1,422	14,009
Galaxy Surfactants, Ltd.	4,286	157,560
Garware Technical Fibres, Ltd.	1,337	56,479
GHCL, Ltd.	10,036	79,575
Gillette India, Ltd.	2,474	156,975
GlaxoSmithKline Pharmaceuticals, Ltd.	7,331	127,960
Glenmark Pharmaceuticals, Ltd.	20,328	96,750
GMM Pfaudler, Ltd.	2,412	56,837
GMR Infrastructure, Ltd. (b)	532,807	231,206
Godrej Consumer Products, Ltd. (b)	78,939	879,103
Godrej Industries, Ltd. (b)	10,074	54,310
Godrej Properties, Ltd. (b)	22,450	326,034
Granules India, Ltd.	19,628	82,894
Graphite India, Ltd.	7,019	30,489
Grasim Industries, Ltd.	47,722	977,153
Great Eastern Shipping Co., Ltd.	12,319	81,462
Greenpanel Industries, Ltd.	9,124	47,343
Grindwell Norton, Ltd.	5,900	148,663
Gujarat Fluorochemicals, Ltd.	4,276	206,107
Gujarat Gas, Ltd.	23,682	145,986
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	11,197	87,593
Gujarat Pipavav Port, Ltd.	38,312	40,768
Gujarat State Fertilizers & Chemicals, Ltd.	54,769	87,250
Gujarat State Petronet, Ltd.	30,640	86,437
Happiest Minds Technologies, Ltd.	7,184	86,697
Havells India, Ltd.	46,001	758,976
HCL Technologies, Ltd.	192,689	2,188,383
HDFC Life Insurance Co., Ltd. (e)	169,026	1,096,304
HeidelbergCement India, Ltd.	37,912	87,656
Hero MotoCorp, Ltd.	18,857	586,920
HFCL, Ltd.	79,838	70,759
Hindalco Industries, Ltd.	245,186	1,162,221
Hindustan Petroleum Corp., Ltd.	128,053	338,306
Hindustan Unilever, Ltd.	149,467	4,929,314
Hitachi Energy India, Ltd.	2,802	119,363
Housing Development Finance Corp., Ltd.	310,079	8,651,055
ICICI Bank, Ltd. ADR	61,022	1,279,631
ICICI Bank, Ltd.	799,871	8,398,048
ICICI Lombard General Insurance Co., Ltd. (e)	42,674	601,324
ICICI Prudential Life Insurance Co., Ltd. (e)	68,094	437,159
ICICI Securities, Ltd. (e)	17,119	109,207
Security Description	Shares	Value
IDFC First Bank, Ltd. (b)	848,930	$515,457
IDFC, Ltd.	302,285	244,757
IIFL Finance, Ltd.	39,096	167,776
IIFL Wealth Management, Ltd.	6,226	140,010
India Cements, Ltd.	20,093	65,923
Indiabulls Housing Finance, Ltd. (b)	83,213	120,066
Indiabulls Real Estate, Ltd. (b)	79,569	75,260
IndiaMart InterMesh, Ltd. (e)	3,152	171,447
Indian Bank	61,871	148,370
Indian Energy Exchange, Ltd. (e)	81,444	140,886
Indian Hotels Co., Ltd.	145,502	588,366
Indian Oil Corp., Ltd.	667,401	545,867
Indian Railway Catering & Tourism Corp., Ltd.	40,802	350,460
Indraprastha Gas, Ltd.	45,210	219,825
Indus Towers, Ltd.	117,220	282,957
Info Edge India, Ltd.	12,451	585,190
Infosys, Ltd. ADR	70,069	1,189,071
Infosys, Ltd.	535,241	9,175,255
Inox Leisure, Ltd. (b)	20,361	127,220
Intellect Design Arena, Ltd.	9,675	61,021
InterGlobe Aviation, Ltd. (b)(e)	19,361	439,208
Ipca Laboratories, Ltd.	22,647	253,750
IRB Infrastructure Developers, Ltd.	17,724	45,153
ITC, Ltd.	514,193	2,089,800
JB Chemicals & Pharmaceuticals, Ltd.	4,324	101,659
Jindal Stainless Hisar, Ltd. (b)	13,598	40,492
Jindal Stainless, Ltd. (b)	25,431	38,743
Jindal Steel & Power, Ltd.	83,402	434,681
JK Cement, Ltd.	6,371	204,400
JK Lakshmi Cement, Ltd.	7,195	51,371
JK Paper, Ltd.	11,415	52,667
JM Financial, Ltd.	51,311	47,185
JSW Steel, Ltd.	132,344	1,020,464
Jubilant Foodworks, Ltd.	71,064	538,749
Jubilant Ingrevia, Ltd.	9,180	57,631
Jubilant Pharmova, Ltd.	16,358	67,268
Just Dial, Ltd. (b)	718	4,978
Jyothy Labs, Ltd.	25,097	57,941
Kajaria Ceramics, Ltd.	12,979	190,630
Kalpataru Power Transmission, Ltd.	9,301	47,862
Kansai Nerolac Paints, Ltd.	27,581	165,662
Karur Vysya Bank, Ltd.	105,611	104,923
Kaveri Seed Co., Ltd.	10,556	55,640
KEC International, Ltd.	26,603	146,761
KEI Industries, Ltd.	9,323	164,272
KNR Constructions, Ltd.	18,235	50,975
Kotak Mahindra Bank, Ltd.	97,945	2,173,838

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
KPIT Technologies, Ltd.	32,871	$263,603
KPR Mill, Ltd.	11,678	76,382
Krishna Institute of Medical Sciences, Ltd. (b)(e)	4,518	83,713
L&T Finance Holdings, Ltd.	129,907	118,223
Lakshmi Machine Works, Ltd.	1,452	219,344
Larsen & Toubro Infotech, Ltd. (e)	9,604	520,268
Larsen & Toubro, Ltd. GDR	4,121	93,114
Larsen & Toubro, Ltd.	114,805	2,591,757
Laurus Labs, Ltd. (e)	56,662	355,123
Laxmi Organic Industries, Ltd.	11,013	45,531
Lemon Tree Hotels, Ltd. (b)(e)	48,077	50,903
LIC Housing Finance, Ltd.	53,162	268,754
Linde India, Ltd.	2,553	103,306
Lupin, Ltd.	36,629	304,829
LUX Industries, Ltd.	1,083	23,242
Mahanagar Gas, Ltd.	7,097	72,370
Mahindra & Mahindra Financial Services, Ltd.	73,974	166,967
Mahindra & Mahindra, Ltd. GDR	6,375	98,446
Mahindra & Mahindra, Ltd.	144,766	2,239,798
Mahindra CIE Automotive, Ltd.	16,385	55,136
Mahindra Lifespace Developers, Ltd.	12,533	72,145
Manappuram Finance, Ltd.	62,089	73,851
Marico, Ltd.	83,878	552,178
Maruti Suzuki India, Ltd.	21,835	2,357,014
Mastek, Ltd.	1,831	38,806
Max Financial Services, Ltd. (b)	39,277	366,656
Max Healthcare Institute, Ltd. (b)	77,857	388,253
Medplus Health Services, Ltd. (b)	9,643	72,933
Metropolis Healthcare, Ltd. (e)	2,766	52,536
Mindspace Business Parks REIT (e)	37,000	165,274
Mindtree, Ltd.	12,148	465,457
Motherson Sumi Wiring India, Ltd.	219,453	233,375
Motilal Oswal Financial Services, Ltd.	5,294	46,947
Mphasis, Ltd.	14,477	367,115
MRF, Ltd.	408	407,502
Multi Commodity Exchange of India, Ltd.	5,986	89,049
Muthoot Finance, Ltd.	22,318	283,194
Narayana Hrudayalaya, Ltd.	8,685	76,620
Natco Pharma, Ltd.	13,136	97,346
National Aluminium Co., Ltd.	208,978	181,068
Security Description	Shares	Value
Navin Fluorine International, Ltd.	5,499	$302,129
NBCC India, Ltd.	75,439	28,275
NCC, Ltd.	48,477	42,336
NESCO, Ltd.	5,149	35,698
Nestle India, Ltd.	5,977	1,401,884
NIIT, Ltd.	10,587	40,603
Nippon Life India Asset Management, Ltd. (e)	14,668	48,208
NTPC, Ltd.	761,255	1,486,778
Nuvoco Vistas Corp., Ltd. (b)	27,030	135,681
Oberoi Realty, Ltd.	22,553	252,667
Oil & Natural Gas Corp., Ltd.	475,590	736,716
Oil India, Ltd.	33,154	70,753
Oracle Financial Services Software, Ltd.	4,301	156,786
Orient Electric, Ltd.	13,712	45,818
Page Industries, Ltd.	1,106	685,638
PB Fintech, Ltd. (b)	25,629	147,459
Persistent Systems, Ltd.	8,644	340,544
Petronet LNG, Ltd.	108,066	264,230
Phoenix Mills, Ltd.	20,201	345,026
PI Industries, Ltd.	13,454	492,988
Pidilite Industries, Ltd.	26,614	874,606
Piramal Enterprises, Ltd.	19,534	206,182
Piramal Pharma, Ltd. (b)	78,136	209,250
PNB Housing Finance, Ltd. (b)(e)	16,082	76,935
PNC Infratech, Ltd.	33,089	106,826
Polycab India, Ltd.	8,196	256,258
Polyplex Corp., Ltd.	4,159	100,173
Poonawalla Fincorp, Ltd.	34,257	127,472
Power Grid Corp. of India, Ltd.	578,845	1,502,976
Praj Industries, Ltd.	15,877	80,548
Prestige Estates Projects, Ltd.	24,187	132,960
Prince Pipes & Fittings, Ltd.	6,821	48,054
Procter & Gamble Health, Ltd.	760	38,310
PVR, Ltd. (b)	7,370	160,864
Quess Corp., Ltd. (e)	7,670	60,485
Radico Khaitan, Ltd.	12,968	165,697
Rain Industries, Ltd.	24,232	48,316
Rajesh Exports, Ltd.	10,314	73,146
Rallis India, Ltd.	37,687	97,080
Ramco Cements, Ltd.	18,699	172,528
Ratnamani Metals & Tubes, Ltd.	2,937	67,879
Raymond, Ltd.	9,369	117,224
RBL Bank, Ltd. (b)(e)	140,013	193,712
REC, Ltd.	266,211	306,251
Redington, Ltd.	90,456	153,387
Relaxo Footwears, Ltd.	16,812	206,711
Reliance Industries, Ltd. GDR (e)	10,202	591,942
Reliance Industries, Ltd.	519,483	15,076,475

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Reliance Industries, Ltd. GDR (e)	3,000	$175,500
Reliance Power, Ltd. (b)	342,941	68,437
Restaurant Brands Asia, Ltd. (b)	40,914	64,656
Route Mobile, Ltd.	2,470	41,154
Samvardhana Motherson International, Ltd.	249,996	332,633
Sanofi India, Ltd.	1,905	134,991
Sapphire Foods India, Ltd. (b)	5,264	96,333
Saregama India, Ltd.	9,720	42,708
SBI Cards & Payment Services, Ltd.	38,019	424,112
SBI Life Insurance Co., Ltd. (e)	76,412	1,167,783
Schaeffler India, Ltd.	7,607	297,657
Sheela Foam, Ltd. (b)	2,006	70,520
Shree Cement, Ltd.	2,013	517,594
Shree Renuka Sugars, Ltd. (b)	178,694	128,906
Shriram City Union Finance, Ltd.	2,825	60,330
Shriram Transport Finance Co., Ltd. (b)	32,681	477,894
Siemens, Ltd.	10,262	347,624
SKF India, Ltd.	5,041	290,841
Sobha, Ltd.	12,486	98,439
Solar Industries India, Ltd.	4,252	203,765
Sonata Software, Ltd.	10,165	63,950
SpiceJet, Ltd. (b)	6,570	3,139
SRF, Ltd.	25,345	773,790
State Bank of India	294,406	1,906,588
State Bank of India GDR	1,020	66,402
Sterlite Technologies, Ltd.	54,517	109,464
Strides Pharma Science, Ltd. (b)	26,243	106,665
Sumitomo Chemical India, Ltd.	12,208	75,127
Sun Pharma Advanced Research Co., Ltd. (b)	8,505	22,843
Sun Pharmaceutical Industries, Ltd.	169,989	1,974,223
Sun TV Network, Ltd.	9,639	59,888
Sundram Fasteners, Ltd.	23,040	256,243
Sunteck Realty, Ltd.	14,806	75,797
Suprajit Engineering, Ltd.	9,970	41,589
Supreme Industries, Ltd.	11,128	290,045
Supreme Petrochem, Ltd.	9,268	86,602
Suven Pharmaceuticals, Ltd.	18,967	104,719
Suzlon Energy, Ltd. (b)	1,382,752	145,846
Symphony, Ltd.	3,877	41,945
Syngene International, Ltd. (e)	15,667	107,331
Tanla Platforms, Ltd.	9,605	91,688
Tata Chemicals, Ltd.	23,860	321,594
Tata Communications, Ltd.	21,223	298,138
Security Description	Shares	Value
Tata Consultancy Services, Ltd.	165,706	$6,072,941
Tata Consumer Products, Ltd.	96,115	944,917
Tata Elxsi, Ltd.	6,453	671,693
Tata Investment Corp., Ltd.	2,223	62,590
Tata Motors, Ltd. ADR (b)(c)	7,545	183,042
Tata Motors, Ltd. (b)	267,648	1,316,859
Tata Power Co., Ltd.	265,960	701,531
Tata Steel, Ltd. GDR	1,300	15,951
Tata Steel, Ltd.	1,175,700	1,419,395
Tata Teleservices Maharashtra, Ltd. (b)	66,994	85,151
TCI Express, Ltd.	1,941	43,803
TeamLease Services, Ltd. (b)	1,645	60,515
Tech Mahindra, Ltd.	101,298	1,243,390
Tejas Networks, Ltd. (b)(e)	6,983	57,318
Thermax, Ltd.	9,721	257,567
Timken India, Ltd.	6,375	239,214
Titan Co., Ltd.	65,122	2,070,709
Torrent Pharmaceuticals, Ltd.	18,202	347,040
Torrent Power, Ltd.	20,143	119,963
Trent, Ltd.	29,084	504,338
Trident, Ltd.	139,708	61,976
TTK Prestige, Ltd.	4,980	58,311
Tube Investments of India, Ltd.	19,474	653,101
TV18 Broadcast, Ltd. (b)	322,994	148,834
TVS Motor Co., Ltd.	27,382	345,130
UltraTech Cement, Ltd.	18,364	1,404,717
United Spirits, Ltd. (b)	54,791	564,261
UNO Minda, Ltd.	35,498	242,296
UPL, Ltd.	79,996	656,206
UTI Asset Management Co., Ltd.	5,427	47,938
Vaibhav Global, Ltd.	5,835	24,991
Vakrangee, Ltd.	96,154	40,415
Vardhman Textiles, Ltd.	15,810	64,994
Vedanta, Ltd.	170,770	560,400
V-Guard Industries, Ltd.	20,544	61,017
Vinati Organics, Ltd.	4,690	119,914
VIP Industries, Ltd.	8,149	66,182
V-Mart Retail, Ltd.	2,562	88,143
Vodafone Idea, Ltd. (b)	1,677,930	180,003
Voltas, Ltd.	37,489	415,524
Welspun Corp., Ltd.	29,482	96,073
Welspun India, Ltd.	35,592	31,996
Westlife Development, Ltd. (b)	16,453	144,595
Whirlpool of India, Ltd.	4,000	79,948
Wipro, Ltd. ADR	19,054	89,744
Wipro, Ltd.	216,618	1,039,422
Wockhardt, Ltd. (b)	21,369	63,651
Yes Bank, Ltd. (b)	2,045,987	391,263
Zee Entertainment Enterprises, Ltd.	173,637	546,721
Zensar Technologies, Ltd.	13,013	33,508

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ZF Commercial Vehicle Control Systems India, Ltd.	1,191	$145,226
Zomato, Ltd. (b)	398,111	301,257
Zydus Wellness, Ltd.	2,541	50,573
		195,483,553
INDONESIA — 0.6%
Ace Hardware Indonesia Tbk PT	1,445,300	57,897
Adaro Energy Indonesia Tbk PT	2,432,700	627,349
Adaro Minerals Indonesia Tbk PT (b)	905,100	106,406
AKR Corporindo Tbk PT	3,026,000	267,853
Aneka Tambang Tbk	2,322,500	294,283
Astra Agro Lestari Tbk PT	154,200	83,378
Astra International Tbk PT	3,421,100	1,480,478
Bank Aladin Syariah Tbk PT (b)	1,000,000	111,968
Bank BTPN Syariah Tbk PT	170,800	30,621
Bank Central Asia Tbk PT	9,619,500	5,369,983
Bank Jago Tbk PT (b)	655,100	282,470
Bank Mandiri Persero Tbk PT	3,146,100	1,931,832
Bank Negara Indonesia Persero Tbk PT	1,257,200	735,333
Bank Neo Commerce Tbk PT (b)	500,000	28,828
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	555,000	49,311
Bank Pembangunan Daerah Jawa Timur Tbk PT	959,000	44,715
Bank Rakyat Indonesia Persero Tbk PT	11,474,017	3,358,129
Bank Tabungan Negara Persero Tbk PT	1,217,700	118,204
Barito Pacific Tbk PT	4,756,200	247,694
Berkah Beton Sadaya Tbk PT	657,400	174,846
BFI Finance Indonesia Tbk PT	2,268,000	170,266
Bukit Asam Tbk PT	469,600	127,892
Bumi Resources Minerals Tbk PT (b)	2,386,000	21,937
Bumi Serpong Damai Tbk PT (b)	1,332,000	79,028
Bumitama Agri, Ltd.	133,900	53,088
Charoen Pokphand Indonesia Tbk PT	1,602,300	594,516
Ciputra Development Tbk PT	929,100	57,964
Digital Mediatama Maxima Tbk PT (b)	388,500	29,529
Erajaya Swasembada Tbk PT	1,523,700	41,230
First Pacific Co., Ltd.	386,000	117,363
First Resources, Ltd.	108,800	104,792
Golden Agri-Resources, Ltd.	957,100	175,917
Gudang Garam Tbk PT	69,400	104,451
Indah Kiat Pulp & Paper Tbk PT	403,700	238,515
Security Description	Shares	Value
Indo Tambangraya Megah Tbk PT	115,300	$311,507
Indocement Tunggal Prakarsa Tbk PT	240,300	149,459
Indofood CBP Sukses Makmur Tbk PT	604,300	343,104
Indofood Sukses Makmur Tbk PT	1,089,000	430,287
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,079,505	96,959
Japfa Comfeed Indonesia Tbk PT	2,105,200	208,928
Jasa Marga Persero Tbk PT (b)	371,675	78,894
Kalbe Farma Tbk PT	3,975,800	476,872
Link Net Tbk PT (b)	—	—
Lippo Karawaci Tbk PT (b)	12,717,700	83,293
Medco Energi Internasional Tbk PT	3,023,500	181,767
Media Nusantara Citra Tbk PT (b)	1,186,900	64,480
Medikaloka Hermina Tbk PT	1,020,600	108,913
Merdeka Copper Gold Tbk PT (b)	1,980,252	509,726
Metro Healthcare Indonesia Tbk PT (b)	5,468,200	181,346
Mitra Adiperkasa Tbk PT (b)	2,793,900	193,955
Nickel Industries, Ltd.	234,700	119,101
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	64,294
Pacific Strategic Financial Tbk PT (b)	2,687,400	197,661
Pakuwon Jati Tbk PT	1,357,000	40,141
Perusahaan Gas Negara Tbk PT	2,224,000	254,717
Sarana Menara Nusantara Tbk PT	5,005,800	404,680
Semen Indonesia Persero Tbk PT	547,200	267,594
Smartfren Telecom Tbk PT (b)	6,214,000	32,480
Sumber Alfaria Trijaya Tbk PT	2,799,400	439,321
Summarecon Agung Tbk PT	988,789	38,552
Surya Citra Media Tbk PT	2,556,000	34,430
Surya Esa Perkasa Tbk PT	487,400	31,677
Telkom Indonesia Persero Tbk PT	8,348,000	2,432,989
Timah Tbk PT	378,800	33,110
Tower Bersama Infrastructure Tbk PT	765,900	141,910
Transcoal Pacific Tbk PT	285,500	170,616
Unilever Indonesia Tbk PT	2,067,100	653,847
United Tractors Tbk PT	282,900	607,427
Vale Indonesia Tbk PT (b)	424,800	177,080
Waskita Karya Persero Tbk PT (b)	3,149,800	104,202

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Wijaya Karya Persero Tbk PT (b)	1,310,600	$79,128
XL Axiata Tbk PT	464,200	74,668
		27,137,181
IRAQ — 0.0% (a)
Gulf Keystone Petroleum, Ltd.	34,974	77,252
IRELAND — 0.4%
AerCap Holdings NV (b)	23,423	991,496
AIB Group PLC	139,946	340,433
Bank of Ireland Group PLC	182,739	1,171,606
C&C Group PLC (b)	56,746	94,347
Cairn Homes PLC	98,009	79,253
COSMO Pharmaceuticals NV (c)	2,102	98,151
CRH PLC	137,257	4,411,264
Dalata Hotel Group PLC (b)	26,175	72,319
Flutter Entertainment PLC (b)(c)(f)	18,554	2,044,403
Flutter Entertainment PLC (b)(f)	11,326	1,242,497
Glanbia PLC	30,127	347,907
Glenveagh Properties PLC (b)(c)(e)	87,042	75,707
Greencore Group PLC (b)	60,591	48,834
Irish Residential Properties REIT PLC	89,200	100,667
Kerry Group PLC Class A	28,511	2,540,212
Keywords Studios PLC	11,452	292,072
Kingspan Group PLC	28,301	1,274,568
Origin Enterprises PLC	14,761	52,420
Smurfit Kappa Group PLC	45,376	1,297,187
Uniphar PLC	37,380	115,351
		16,690,694
ISRAEL — 0.7%
AFI Properties, Ltd.	2,219	79,251
Africa Israel Residences, Ltd.	543	23,580
Airport City, Ltd. (b)	13,375	212,162
Alony Hetz Properties & Investments, Ltd.	26,501	317,600
Altshuler Shaham Penn, Ltd.	6,613	14,236
Amot Investments, Ltd.	39,500	226,412
Arad Investment & Industrial Development, Ltd.	1,074	127,201
Ashtrom Group, Ltd.	6,844	143,641
AudioCodes, Ltd.	6,116	132,363
Azorim-Investment Development & Construction Co., Ltd.	27,782	96,031
Azrieli Group, Ltd.	7,785	532,685
Bank Hapoalim BM	227,032	1,921,436
Bank Leumi Le-Israel BM	275,980	2,363,177
Bezeq The Israeli Telecommunication Corp., Ltd.	370,790	607,695
Big Shopping Centers, Ltd.	2,046	228,239
Security Description	Shares	Value
Blue Square Real Estate, Ltd.	992	$60,257
Camtek, Ltd. (b)	5,820	135,012
Cellcom Israel, Ltd. (b)	30,780	156,525
Check Point Software Technologies, Ltd. (b)	18,310	2,051,086
Clal Insurance Enterprises Holdings, Ltd. (b)	14,033	237,874
Cognyte Software, Ltd. (b)	11,500	46,460
Danel Adir Yeoshua, Ltd.	765	80,208
Danya Cebus, Ltd.	1,393	32,441
Delek Automotive Systems, Ltd.	9,266	125,421
Delek Group, Ltd. (b)	1,635	258,789
Delta Galil Industries, Ltd.	2,065	95,649
Doral Group Renewable Energy Resources, Ltd. (b)	9,230	33,624
Elbit Systems, Ltd.	4,754	902,418
Elco, Ltd.	2,531	149,825
Electra Consumer Products 1970, Ltd.	2,139	77,804
Electra Real Estate, Ltd.	7,672	102,707
Electra, Ltd.	418	234,467
Electreon Wireless, Ltd. (b)	1,286	21,004
Energix-Renewable Energies, Ltd.	41,880	163,054
Enlight Renewable Energy, Ltd. (b)	171,015	361,354
Equital, Ltd. (b)	3,782	110,458
Fattal Holdings 1998, Ltd. (b)	970	93,983
FIBI Holdings, Ltd.	2,643	119,006
First International Bank Of Israel, Ltd.	9,865	399,925
Formula Systems 1985, Ltd.	1,777	144,691
Fox Wizel, Ltd.	1,315	149,298
G City, Ltd.	12,106	56,682
Gilat Satellite Networks, Ltd. (b)	8,589	44,907
Harel Insurance Investments & Financial Services, Ltd.	18,440	162,509
Hilan, Ltd.	2,662	142,551
ICL Group, Ltd.	126,555	1,016,892
IDI Insurance Co., Ltd.	1,267	34,290
Isracard, Ltd.	49,413	135,799
Israel Canada T.R, Ltd.	17,962	59,695
Israel Corp., Ltd.	754	290,141
Israel Discount Bank, Ltd. Class A	221,136	1,116,370
Israel Land Development - Urban Renewal, Ltd.	3,038	41,673
Isras Investment Co., Ltd.	573	105,057
Ituran Location & Control, Ltd.	6,200	144,708
Kornit Digital, Ltd. (b)	10,500	279,405
M Yochananof & Sons, Ltd.	756	43,261
Magic Software Enterprises, Ltd.	4,827	74,934
Malam - Team, Ltd.	1,370	29,991

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Matrix IT, Ltd.	6,184	$140,191
Maytronics, Ltd.	9,751	120,546
Mega Or Holdings, Ltd.	3,524	102,530
Melisron, Ltd.	3,929	264,553
Menora Mivtachim Holdings, Ltd. (b)	4,497	86,335
Migdal Insurance & Financial Holding, Ltd.	75,361	100,390
Mivne Real Estate KD, Ltd.	107,699	317,453
Mizrahi Tefahot Bank, Ltd.	27,520	965,940
Nano Dimension, Ltd. ADR (b)	41,300	98,707
Nano-X Imaging, Ltd. (b)(c)	11,300	129,611
Naphtha Israel Petroleum Corp., Ltd. (b)	12,597	66,001
Nayax, Ltd. (b)	1,321	31,426
Neto Malinda Trading, Ltd. (b)	1,889	58,402
Nice, Ltd. (b)	11,348	2,140,916
Nova Ltd. (b)	5,132	441,900
Oil Refineries, Ltd.	372,498	127,408
One Software Technologies, Ltd.	7,032	106,479
OPC Energy, Ltd. (b)	14,607	162,858
OY Nofar Energy, Ltd. (b)	2,491	74,220
Partner Communications Co., Ltd. (b)	24,825	179,353
Paz Oil Co., Ltd. (b)	1,806	197,883
Perion Network, Ltd. (b)	7,513	143,944
Phoenix Holdings, Ltd.	26,956	255,815
Plus500, Ltd.	17,814	325,835
Prashkovsky Investments and Construction, Ltd.	1,044	29,545
Property & Building Corp., Ltd. (b)	682	53,622
RADA Electronic Industries, Ltd. (b)(c)	6,900	66,447
Radware, Ltd. (b)	6,900	150,351
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	106,334
REIT 1, Ltd.	33,086	168,155
Retailors, Ltd.	1,806	37,356
Sapiens International Corp. NV	5,908	115,537
Sella Capital Real Estate, Ltd. REIT	33,394	80,875
Shapir Engineering and Industry, Ltd.	29,728	240,571
Shikun & Binui, Ltd. (b)	44,450	179,990
Shufersal, Ltd.	47,479	297,631
SimilarWeb, Ltd. (b)	2,600	15,236
Sisram Medical, Ltd. (c)(e)	17,200	13,233
Strauss Group, Ltd.	10,127	240,561
Summit Real Estate Holdings, Ltd.	5,965	83,609
Taboola.com, Ltd. (b)	7,700	13,937
Security Description	Shares	Value
Tadiran Group, Ltd.	1,085	$152,642
Teva Pharmaceutical Industries, Ltd. ADR (b)	172,353	1,390,889
Teva Pharmaceutical Industries, Ltd. (b)	25,290	202,324
Tower Semiconductor, Ltd. (b)	19,500	853,402
Tremor International, Ltd. (b)	12,248	41,949
Wix.com, Ltd. (b)	10,200	797,946
YH Dimri Construction & Development, Ltd.	968	65,605
ZIM Integrated Shipping Services, Ltd. (c)	15,100	354,850
		29,539,207
ITALY — 1.2%
A2A SpA	231,550	224,848
ACEA SpA	6,680	72,494
AMCO - Asset Management Co. SpA Class B (c)(d)	403	—
Amplifon SpA	23,358	608,328
Anima Holding SpA (e)	38,797	110,077
Antares Vision SpA (b)	8,788	62,341
Ariston Holding NV	18,227	154,581
Arnoldo Mondadori Editore SpA	41,346	61,781
Ascopiave SpA	16,517	34,059
Assicurazioni Generali SpA	198,766	2,712,908
Atlantia SpA	89,830	1,981,349
Autogrill SpA (b)	35,578	218,349
Azimut Holding SpA	21,251	302,985
Banca Generali SpA (c)	12,915	358,033
Banca IFIS SpA	5,425	59,878
Banca Mediolanum SpA	47,836	299,433
Banca Monte dei Paschi di Siena SpA (b)(c)	255	5,941
Banca Popolare di Sondrio SPA	68,167	224,985
Banco BPM SpA (c)	260,004	679,586
BFF Bank SpA (e)	25,075	166,479
Biesse SpA	4,132	45,720
BPER Banca (c)	166,223	254,649
Brembo SpA	21,681	178,780
Brunello Cucinelli SpA	5,684	274,772
Buzzi Unicem SpA	18,911	267,407
Carel Industries SpA (e)	5,036	93,679
CIR SpA-Compagnie Industriali (b)	81,273	31,410
Coca-Cola HBC AG (b)	35,452	740,599
Credito Emiliano SpA	12,829	72,327
Cromwell European Real Estate Investment Trust	48,960	85,855
Danieli & C Officine Meccaniche SpA	5,774	68,819
Danieli & C Officine Meccaniche SpA	1,537	25,995
Davide Campari-Milano NV	90,134	797,140

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
De' Longhi SpA (c)	14,428	$210,803
DiaSorin SpA	4,645	518,136
Digital Value SpA (b)(c)	503	31,331
doValue SpA (e)	6,479	34,123
El.En. SpA	10,888	122,521
Enav SpA (e)	44,871	163,211
Enel SpA	1,455,370	5,966,359
Eni SpA	446,149	4,740,044
ERG SpA	9,874	271,696
Esprinet SpA	3,797	23,009
Ferrari NV	22,530	4,170,531
Fila SpA	4,681	31,976
Fincantieri SpA (b)(c)	59,925	27,134
FinecoBank Banca Fineco SpA	108,458	1,338,962
Gruppo MutuiOnline SpA	3,985	77,945
GVS SpA (b)(e)	12,903	75,325
Hera SpA	128,476	272,884
Immobiliare Grande Distribuzione SIIQ SpA REIT	13,675	37,312
Infrastrutture Wireless Italiane SpA (e)	62,299	543,307
Interpump Group SpA	13,724	443,680
Intesa Sanpaolo SpA ADR	2,934,710	4,849,139
Iren SpA	115,861	152,673
Italgas SpA	76,134	353,403
Italmobiliare SpA	2,891	66,286
Iveco Group NV (b)	29,530	139,196
Juventus Football Club SpA (b)(c)	93,321	26,229
Leonardo SpA	70,318	497,676
Maire Tecnimont SpA (c)	17,380	40,706
MARR SpA	3,554	33,412
Mediobanca Banca di Credito Finanziario SpA	109,164	853,829
MFE-MediaForEurope NV Class A	40,137	11,751
MFE-MediaForEurope NV Class B (c)	40,137	17,657
Moncler SpA	36,347	1,483,243
Nexi SpA (b)(c)(e)	97,878	790,347
OVS SpA (e)	29,909	49,489
Pharmanutra SpA	582	37,537
Piaggio & C SpA	24,484	49,279
Pirelli & C SpA (e)	51,939	169,104
Poste Italiane SpA (e)	96,985	732,423
Prysmian SpA	43,271	1,238,942
RAI Way SpA (e)	11,872	54,165
Recordati Industria Chimica e Farmaceutica SpA	19,400	709,721
Reply SpA	4,075	424,274
Safilo Group SpA (b)	36,831	45,900
Saipem SpA (b)(c)	229,319	141,871
Salcef Group SpA	3,946	53,692
Salvatore Ferragamo SpA (c)	6,814	95,580
Sanlorenzo SpA/Ameglia	2,587	83,012
Security Description	Shares	Value
Saras SpA (b)	89,482	$85,033
Seco SpA (b)(c)	5,196	20,199
Sesa SpA	1,926	208,427
Snam SpA	353,881	1,429,778
SOL SpA	4,973	76,284
Spaxs SpA (b)	8,543	57,485
Tamburi Investment Partners SpA	17,060	109,322
Technogym SpA (e)	19,420	120,943
Technoprobe SpA (b)	20,000	138,014
Telecom Italia SpA (b)	1,562,595	288,910
Terna - Rete Elettrica Nazionale	246,478	1,500,568
Tinexta SpA (c)	5,449	100,805
Tod's SpA (b)	3,016	122,775
UniCredit SpA	370,484	3,749,279
Unipol Gruppo SpA	56,938	221,055
Webuild SpA (c)	51,213	62,381
Wiit SpA (c)	1,415	19,219
Zignago Vetro SpA	3,618	39,015
		51,925,904
JAPAN — 14.5%
77 Bank, Ltd.	8,100	100,075
ABC-Mart, Inc.	4,900	211,377
Activia Properties, Inc. REIT	135	395,894
Adastria Co., Ltd.	7,500	111,383
ADEKA Corp.	13,800	206,021
Advance Logistics Investment Corp. REIT (b)	82	85,240
Advance Residence Investment Corp. REIT	253	620,507
Advantest Corp. (c)	34,000	1,569,979
Aeon Co., Ltd.	117,300	2,190,175
Aeon Delight Co., Ltd.	3,300	64,756
AEON Financial Service Co., Ltd.	15,600	154,789
Aeon Hokkaido Corp. (c)	3,200	25,042
Aeon Mall Co., Ltd.	21,600	240,606
AEON REIT Investment Corp.	303	327,252
AGC, Inc.	33,900	1,055,260
Ai Holdings Corp.	4,100	58,622
Aica Kogyo Co., Ltd. (c)	7,500	162,418
Aichi Corp.	11,000	59,633
Aida Engineering, Ltd. (c)	8,700	49,323
Aiful Corp.	60,800	158,423
Ain Holdings, Inc.	3,800	164,210
Air Water, Inc.	28,200	333,053
Airtrip Corp. (c)	3,000	59,061
Aisin Corp. (c)	25,400	653,721
Ajinomoto Co., Inc.	79,500	2,172,612
Alfresa Holdings Corp.	29,100	339,112
Alpen Co., Ltd. (c)	6,500	92,687
Alpha Systems, Inc	1,000	28,248
Alps Alpine Co., Ltd.	32,000	231,299
Amada Co., Ltd.	61,600	418,522

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Amano Corp.	9,900	$166,328
Amvis Holdings, Inc.	6,600	111,021
ANA Holdings, Inc. (b)	25,100	472,135
AnGes, Inc. (b)(c)	28,500	41,686
Anicom Holdings, Inc. (c)	7,200	28,237
Anritsu Corp.	27,500	298,925
AOKI Holdings, Inc.	8,500	41,589
Aozora Bank, Ltd.	21,300	380,771
Appier Group, Inc. (b)	11,600	97,208
Arata Corp.	1,900	53,922
Arcland Service Holdings Co., Ltd. (c)	4,100	60,546
Arclands Corp. (c)	9,000	90,312
Arcs Co., Ltd.	8,800	125,564
Argo Graphics, Inc.	2,900	72,503
Ariake Japan Co., Ltd.	2,700	93,870
ARTERIA Networks Corp.	5,200	42,789
As One Corp. (c)	6,000	247,774
Asahi Group Holdings, Ltd.	81,800	2,549,937
Asahi Holdings, Inc.	11,500	161,501
Asahi Intecc Co., Ltd.	41,200	657,002
Asahi Kasei Corp.	228,700	1,515,509
Asics Corp.	28,400	452,252
ASKUL Corp.	4,800	49,404
Astellas Pharma, Inc.	330,400	4,376,450
Atom Corp. (b)(c)	21,200	112,183
Autobacs Seven Co., Ltd.	32,700	315,959
Avex, Inc.	6,600	70,254
Awa Bank, Ltd. (c)	4,900	64,118
Axial Retailing, Inc.	2,100	47,187
Azbil Corp. (c)	21,900	570,811
Bandai Namco Holdings, Inc.	35,600	2,319,750
Bank of Kyoto, Ltd.	8,600	315,808
BayCurrent Consulting, Inc.	2,500	648,516
Belc Co., Ltd.	1,500	55,899
Bell System24 Holdings, Inc.	3,500	33,478
Belluna Co., Ltd.	8,800	42,471
Benefit One, Inc.	11,000	154,168
Benesse Holdings, Inc.	11,900	177,163
BeNext-Yumeshin Group Co.	10,803	119,807
Bengo4.com, Inc. (b)(c)	2,500	61,761
Bic Camera, Inc. (c)	14,200	121,145
BIPROGY, Inc.	10,700	231,850
BML, Inc.	3,000	67,711
Bridgestone Corp.	103,500	3,346,938
Brother Industries, Ltd.	41,000	708,265
Bunka Shutter Co., Ltd.	10,500	74,374
Bushiroad, Inc.	6,600	37,402
C Uyemura & Co., Ltd.	2,600	108,924
Calbee, Inc.	14,300	306,182
Canon Electronics, Inc.	2,900	31,726
Canon Marketing Japan, Inc.	6,900	152,736
Canon, Inc. (c)	178,900	3,907,223
Capcom Co., Ltd.	30,300	762,797
Casio Computer Co., Ltd. (c)	35,400	310,672
Cawachi, Ltd.	5,300	78,012
Security Description	Shares	Value
Cellebrite DI, Ltd. (b)(c)	5,100	$19,992
Cellsource Co., Ltd. (b)	1,400	42,277
Central Glass Co., Ltd.	4,900	112,801
Central Japan Railway Co.	25,600	3,004,896
Change, Inc. (c)	6,500	87,909
Chiba Bank, Ltd.	97,800	529,565
Chiyoda Corp. (b)(c)	30,000	78,410
Chofu Seisakusho Co., Ltd.	3,100	43,735
Chubu Electric Power Co., Inc.	113,900	1,024,263
Chudenko Corp.	3,000	43,326
Chugai Pharmaceutical Co., Ltd.	120,800	3,017,642
Chugoku Bank, Ltd.	22,200	137,756
Chugoku Electric Power Co., Inc. (b)(c)	53,500	270,623
Chugoku Marine Paints, Ltd. (c)	8,400	51,618
CI Takiron Corp. (c)	12,200	44,101
Citizen Watch Co., Ltd.	36,600	152,720
CKD Corp.	7,700	91,417
Coca-Cola Bottlers Japan Holdings, Inc.	22,100	214,272
COLOPL, Inc. (c)	4,900	23,024
Colowide Co., Ltd. (c)	11,900	152,841
Comforia Residential REIT, Inc.	118	268,892
COMSYS Holdings Corp.	22,700	385,134
Comture Corp. (c)	6,200	97,881
Concordia Financial Group, Ltd.	197,100	611,617
CONEXIO Corp. (c)	5,500	45,155
Cosmo Energy Holdings Co., Ltd.	11,900	306,989
Cosmos Pharmaceutical Corp.	4,100	405,361
CRE Logistics REIT, Inc.	137	197,019
Create Restaurants Holdings, Inc.	31,600	213,088
Create SD Holdings Co., Ltd.	4,000	86,907
Credit Saison Co., Ltd.	21,600	253,098
Curves Holdings Co., Ltd.	4,300	24,379
CyberAgent, Inc.	73,800	621,339
CYBERDYNE, Inc. (b)	11,000	23,491
Cybozu, Inc.	7,400	76,411
Dai Nippon Printing Co., Ltd.	38,200	765,228
Daicel Corp.	38,100	224,297
Daido Steel Co., Ltd.	4,200	102,160
Daifuku Co., Ltd.	18,400	865,392
Daihen Corp. (c)	3,000	77,037
Daiho Corp. (c)	2,700	77,361
Dai-ichi Life Holdings, Inc.	174,800	2,779,087
Daiichi Sankyo Co., Ltd.	313,900	8,772,863
Daiichikosho Co., Ltd.	8,900	250,828
Daiken Corp.	4,000	50,464
Daiki Aluminium Industry Co., Ltd. (c)	6,500	52,669

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Daikin Industries, Ltd.	44,300	$6,815,687
Daikokutenbussan Co., Ltd.	2,200	79,951
Daio Paper Corp.	20,200	162,017
Daiseki Co., Ltd.	6,360	194,948
Daishi Hokuetsu Financial Group, Inc.	5,500	102,088
Daito Trust Construction Co., Ltd.	11,200	1,047,565
Daiwa House Industry Co., Ltd.	108,800	2,211,958
Daiwa House REIT Investment Corp.	380	793,541
Daiwa Industries, Ltd.	6,600	52,278
Daiwa Office Investment Corp. REIT	53	246,509
Daiwa Securities Group, Inc. (c)	243,700	956,399
Daiwa Securities Living Investments Corp. REIT	300	237,774
Daiwabo Holdings Co., Ltd.	11,900	153,419
DCM Holdings Co., Ltd.	20,900	170,306
Demae-Can Co., Ltd. (b)(c)	9,700	36,911
DeNA Co., Ltd.	12,800	162,168
Denka Co., Ltd.	13,800	303,419
Denso Corp.	77,300	3,534,035
Dentsu Group, Inc.	39,900	1,134,140
Descente, Ltd. (c)	5,100	117,071
Dexerials Corp. (c)	9,400	210,420
DIC Corp.	10,400	173,649
Digital Arts, Inc.	1,700	73,601
Digital Garage, Inc.	4,800	115,076
Dip Corp. (c)	5,500	139,702
Direct Marketing MiX, Inc. (c)	6,600	74,246
Disco Corp.	5,000	1,102,145
DMG Mori Co., Ltd.	20,500	234,108
Doshisha Co., Ltd.	4,900	48,904
Doutor Nichires Holdings Co., Ltd.	3,100	37,262
Dowa Holdings Co., Ltd.	8,000	286,832
DTS Corp.	5,600	133,108
Duskin Co., Ltd.	11,700	229,923
DyDo Group Holdings, Inc. (c)	1,000	33,309
Earth Corp.	3,300	118,361
East Japan Railway Co.	53,800	2,758,819
Ebara Corp.	15,200	495,244
EDION Corp. (c)	11,900	96,778
eGuarantee, Inc.	9,200	158,913
Eiken Chemical Co., Ltd.	8,200	102,100
Eisai Co., Ltd.	46,000	2,468,062
Eizo Corp.	1,600	40,257
Elan Corp. (c)	4,000	29,614
Elecom Co., Ltd. (c)	10,000	99,650
Electric Power Development Co., Ltd.	22,100	312,494
EM Systems Co., Ltd. (c)	15,200	90,136
en japan, Inc.	9,200	141,927
Security Description	Shares	Value
ENEOS Holdings, Inc.	536,500	$1,730,115
eRex Co., Ltd.	3,000	57,457
ES-Con Japan, Ltd. (c)	18,200	102,985
euglena Co., Ltd. (b)	22,900	135,427
Exedy Corp.	3,100	35,331
EXEO Group, Inc.	16,800	242,864
Ezaki Glico Co., Ltd.	9,400	231,640
Fancl Corp.	13,900	276,601
FANUC Corp.	34,400	4,829,750
Fast Retailing Co., Ltd.	10,400	5,510,847
FCC Co., Ltd.	3,600	32,890
Ferrotec Holdings Corp.	7,100	115,744
Financial Products Group Co., Ltd. (c)	14,500	113,369
Food & Life Cos., Ltd.	18,700	286,755
FP Corp. (c)	7,000	171,704
Freee KK (b)(c)	7,800	133,379
Frontier Real Estate Investment Corp. REIT	103	379,829
Fuji Co., Ltd.	4,000	52,105
Fuji Corp.	9,900	129,542
Fuji Electric Co., Ltd.	20,600	754,929
Fuji Kyuko Co., Ltd.	2,700	79,962
Fuji Media Holdings, Inc.	5,100	37,453
Fuji Oil Holdings, Inc. (c)	9,500	157,969
Fuji Seal International, Inc. (c)	6,200	65,650
Fuji Soft, Inc.	3,600	203,567
Fujicco Co., Ltd. (c)	4,500	59,416
FUJIFILM Holdings Corp.	65,100	2,973,121
Fujikura, Ltd.	39,500	235,570
Fujimi, Inc.	2,900	121,042
Fujimori Kogyo Co., Ltd.	2,700	60,114
Fujio Food Group, Inc.	4,800	45,056
Fujitec Co., Ltd.	9,700	195,091
Fujitsu General, Ltd. (c)	11,300	235,117
Fujitsu, Ltd.	35,300	3,870,312
Fujiya Co., Ltd.	3,600	60,846
Fukui Computer Holdings, Inc.	3,000	70,136
Fukuoka Financial Group, Inc.	29,600	527,097
Fukuoka REIT Corp.	76	88,607
Fukushima Galilei Co., Ltd.	2,400	59,303
Fukuyama Transporting Co., Ltd.	4,200	94,958
FULLCAST Holdings Co., Ltd.	7,200	126,676
Funai Soken Holdings, Inc.	9,400	159,772
Furukawa Co., Ltd.	5,200	43,556
Furukawa Electric Co., Ltd.	16,900	267,902
Fuso Chemical Co., Ltd.	3,100	66,655
Future Corp.	8,700	94,881
Fuyo General Lease Co., Ltd.	2,900	158,297
G-7 Holdings, Inc. (c)	8,400	82,874
Genky DrugStores Co., Ltd. (c)	3,300	81,986

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Geo Holdings Corp.	5,700	$69,801
Giken, Ltd.	2,200	47,617
Global One Real Estate Investment Corp. REIT	139	105,251
GLOBERIDE, Inc.	4,700	69,972
Glory, Ltd.	9,800	143,832
GLP J-REIT (b)	739	819,504
GMO Financial Gate, Inc.	400	35,294
GMO Financial Holdings, Inc.	5,300	26,212
GMO GlobalSign Holdings KK	1,000	30,400
GMO internet group, Inc.	11,300	198,331
GMO Payment Gateway, Inc.	7,300	500,371
GNI Group, Ltd. (b)(c)	6,700	56,847
Goldcrest Co., Ltd. (c)	3,600	41,357
Goldwin, Inc.	3,600	190,282
Gree, Inc. (c)	15,200	91,977
GS Yuasa Corp.	11,800	184,112
G-Tekt Corp.	3,300	28,849
GungHo Online Entertainment, Inc.	7,200	110,592
Gunma Bank, Ltd.	44,800	121,784
Gunze, Ltd.	1,500	40,016
H.U. Group Holdings, Inc.	13,300	242,107
H2O Retailing Corp.	13,300	101,485
Hachijuni Bank, Ltd.	54,100	179,739
Hakuhodo DY Holdings, Inc.	49,800	350,590
Halows Co., Ltd.	1,500	30,084
Hamakyorex Co., Ltd.	2,200	47,668
Hamamatsu Photonics KK	25,600	1,097,160
Hankyu Hanshin Holdings, Inc.	41,300	1,242,845
Hankyu Hanshin REIT, Inc.	94	98,530
Hanwa Co., Ltd.	6,000	142,090
Harmonic Drive Systems, Inc. (c)	8,900	275,827
Haseko Corp.	43,300	469,624
Hazama Ando Corp.	38,400	221,671
Heiwa Corp.	10,800	167,025
Heiwa Real Estate Co., Ltd.	5,200	142,419
Heiwa Real Estate REIT, Inc.	143	150,091
Heiwado Co., Ltd. (c)	3,000	41,413
Hiday Hidaka Corp. (c)	3,500	52,157
Hikari Tsushin, Inc.	3,400	399,354
Hino Motors, Ltd. (b)	48,400	200,084
Hioki EE Corp. (c)	2,100	91,171
Hirata Corp.	2,600	73,983
Hirogin Holdings, Inc.	54,100	227,550
Hirose Electric Co., Ltd.	5,500	721,217
HIS Co., Ltd. (b)(c)	9,300	133,895
Hisamitsu Pharmaceutical Co., Inc.	8,800	206,555
Hitachi Construction Machinery Co., Ltd.	17,700	328,916
Hitachi Metals, Ltd. (b)	59,300	892,060
Hitachi Transport System, Ltd. (b)	7,600	454,273
Security Description	Shares	Value
Hitachi Zosen Corp.	36,800	$217,873
Hitachi, Ltd.	172,200	7,327,395
Hogy Medical Co., Ltd.	6,600	162,440
Hokkaido Electric Power Co., Inc. (b)	31,100	97,457
Hokkoku Financial Holdings, Inc. (c)	3,200	104,718
Hokuetsu Corp.	18,500	96,369
Hokuhoku Financial Group, Inc.	15,100	89,281
Hokuriku Electric Power Co. (b)(c)	25,500	85,660
Hokuto Corp.	6,300	82,538
Honda Motor Co., Ltd.	290,500	6,304,874
Horiba, Ltd.	6,500	252,082
Hoshino Resorts REIT, Inc.	39	181,149
Hoshizaki Corp.	20,300	566,116
Hosiden Corp.	7,100	72,527
House Foods Group, Inc.	8,700	173,394
Hoya Corp.	65,300	6,291,561
Hulic Co., Ltd.	73,000	537,791
Hulic REIT, Inc.	195	223,182
Hyakugo Bank, Ltd.	22,900	50,286
Ibiden Co., Ltd. (c)	19,500	533,050
Ichibanya Co., Ltd. (c)	4,100	126,029
Ichigo Office REIT Investment Corp.	183	108,140
Ichigo, Inc.	57,100	117,477
Idec Corp.	3,800	77,007
Idemitsu Kosan Co., Ltd.	37,777	820,932
IDOM, Inc.	21,200	127,927
IHI Corp.	24,200	517,543
Iida Group Holdings Co., Ltd.	22,300	301,830
Iino Kaiun Kaisha, Ltd.	10,500	47,051
Inaba Denki Sangyo Co., Ltd.	7,300	137,592
Inabata & Co., Ltd.	5,700	91,787
Inageya Co., Ltd. (c)	2,600	20,612
Industrial & Infrastructure Fund Investment Corp. REIT	324	367,097
Infocom Corp.	2,800	36,890
Infomart Corp.	36,200	109,306
Information Services International-Dentsu, Ltd.	3,500	107,344
INFRONEER Holdings, Inc.	48,680	329,921
Inpex Corp.	186,700	1,741,185
Insource Co., Ltd.	3,200	57,967
Internet Initiative Japan, Inc.	14,800	226,508
Invincible Investment Corp. REIT	1,131	356,239
IR Japan Holdings, Ltd.	2,300	32,512
Iriso Electronics Co., Ltd. (c)	4,100	112,106
Isetan Mitsukoshi Holdings, Ltd.	58,100	492,759
Isuzu Motors, Ltd.	101,000	1,116,685
Ito En, Ltd.	9,200	372,101
ITOCHU Corp.	211,700	5,109,466

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Itochu Enex Co., Ltd.	5,600	$39,497
Itochu Techno-Solutions Corp.	16,500	386,739
Itochu-Shokuhin Co., Ltd.	800	26,817
Itoham Yonekyu Holdings, Inc.	22,500	103,517
Iwatani Corp.	6,900	259,794
Iyo Bank, Ltd.	34,300	165,787
Izumi Co., Ltd.	4,800	103,455
J Front Retailing Co., Ltd.	45,600	371,021
JAC Recruitment Co., Ltd.	8,300	127,079
Jaccs Co., Ltd.	3,300	81,978
JAFCO Group Co., Ltd.	10,800	159,015
Japan Airlines Co., Ltd. (b)	24,800	444,072
Japan Airport Terminal Co., Ltd. (b)	11,500	480,556
Japan Aviation Electronics Industry, Ltd. (c)	5,700	83,586
Japan Display, Inc. (b)	167,900	53,397
Japan Elevator Service Holdings Co., Ltd.	9,800	128,223
Japan Excellent, Inc. REIT	180	166,116
Japan Exchange Group, Inc.	93,300	1,260,824
Japan Hotel REIT Investment Corp.	801	400,286
Japan Lifeline Co., Ltd.	15,700	104,911
Japan Logistics Fund, Inc. REIT	175	375,183
Japan Material Co., Ltd. (c)	14,200	181,535
Japan Metropolitan Fund Invest REIT	1,203	903,135
Japan Petroleum Exploration Co., Ltd.	4,700	113,457
Japan Post Bank Co., Ltd.	73,200	511,629
Japan Post Holdings Co., Ltd.	427,000	2,828,671
Japan Post Insurance Co., Ltd.	32,500	455,150
Japan Prime Realty Investment Corp. REIT	140	380,795
Japan Pulp & Paper Co., Ltd.	2,000	60,230
Japan Real Estate Investment Corp. REIT	231	952,867
Japan Securities Finance Co., Ltd.	22,000	124,847
Japan Steel Works, Ltd.	11,200	220,824
Japan Tobacco, Inc.	213,000	3,499,812
Japan Wool Textile Co., Ltd.	5,100	37,601
JCR Pharmaceuticals Co., Ltd.	9,800	146,152
JCU Corp.	3,500	70,996
Jeol, Ltd.	8,000	262,587
JFE Holdings, Inc. (c)	90,300	838,386
JGC Holdings Corp.	37,900	470,172
JINS Holdings, Inc. (b)	4,500	133,591
JMDC, Inc.	3,800	124,412
J-Oil Mills, Inc. (c)	3,600	38,688
Security Description	Shares	Value
Joshin Denki Co., Ltd. (c)	3,500	$45,883
Joyful Honda Co., Ltd.	8,000	98,888
JSR Corp.	33,000	625,705
JTEKT Corp.	29,700	188,948
JTOWER, Inc. (b)	1,800	81,205
Juroku Financial Group, Inc.	3,000	50,677
Justsystems Corp.	4,900	113,008
Kadokawa Corp.	21,100	386,827
Kaga Electronics Co., Ltd.	2,000	55,857
Kagome Co., Ltd.	10,900	227,017
Kajima Corp.	77,200	731,665
Kakaku.com, Inc.	21,800	369,388
Kaken Pharmaceutical Co., Ltd.	5,700	150,143
Kameda Seika Co., Ltd.	1,600	50,788
Kamigumi Co., Ltd.	17,100	315,682
Kanamoto Co., Ltd.	4,700	67,135
Kandenko Co., Ltd.	27,300	156,931
Kaneka Corp.	6,900	172,306
Kanematsu Corp.	15,600	153,539
Kanematsu Electronics, Ltd.	1,000	27,579
Kansai Electric Power Co., Inc.	157,500	1,317,564
Kansai Paint Co., Ltd. (c)	29,200	413,954
Kanto Denka Kogyo Co., Ltd.	9,100	58,075
Kao Corp.	85,400	3,474,594
Kappa Create Co., Ltd. (b)(c)	7,600	71,527
Katakura Industries Co., Ltd. (c)	5,600	79,099
Katitas Co., Ltd. (c)	9,300	207,036
Kato Sangyo Co., Ltd.	3,500	80,767
Kawasaki Heavy Industries, Ltd.	26,000	394,329
Kawasaki Kisen Kaisha, Ltd. (c)	27,000	376,431
KDDI Corp.	287,800	8,413,327
KeePer Technical Laboratory Co., Ltd. (c)	4,900	126,309
Keihan Holdings Co., Ltd.	14,600	379,303
Keihanshin Building Co., Ltd.	6,200	52,265
Keikyu Corp.	36,400	369,013
Keio Corp.	19,100	695,921
Keisei Electric Railway Co., Ltd.	24,000	653,745
Keiyo Bank, Ltd.	11,200	36,554
Keiyo Co., Ltd.	22,400	140,668
Kenedix Office Investment Corp. REIT	70	330,083
Kenedix Residential Next Investment Corp. REIT	153	226,532
Kenedix Retail REIT Corp. (b)	97	179,132
Kewpie Corp.	18,800	309,384
Keyence Corp.	34,800	11,502,307
KFC Holdings Japan, Ltd. (c)	1,700	31,805
KH Neochem Co., Ltd.	5,100	93,289
Kikkoman Corp.	25,800	1,462,477
Kinden Corp.	24,000	253,183

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Kintetsu Group Holdings Co., Ltd.	31,500	$1,048,644
Kirin Holdings Co., Ltd.	147,700	2,275,192
Kisoji Co., Ltd. (c)	6,300	90,150
Kissei Pharmaceutical Co., Ltd.	3,200	56,840
Ki-Star Real Estate Co., Ltd. (c)	2,300	69,035
Kitz Corp.	7,300	40,455
Kiyo Bank, Ltd.	12,500	119,970
Koa Corp. (c)	4,200	63,929
Kobayashi Pharmaceutical Co., Ltd.	8,800	515,649
Kobe Bussan Co., Ltd. (c)	27,800	668,723
Kobe Steel, Ltd.	63,800	255,775
Koei Tecmo Holdings Co., Ltd.	19,320	317,990
Kohnan Shoji Co., Ltd.	3,300	77,123
Koito Manufacturing Co., Ltd.	38,700	529,054
Kokuyo Co., Ltd.	11,600	147,007
Komatsu, Ltd.	166,000	3,022,265
KOMEDA Holdings Co., Ltd.	6,800	109,387
Komeri Co., Ltd.	5,500	104,992
Konami Group Corp. (c)	16,100	745,387
Konica Minolta, Inc. (c)	71,100	219,144
Konishi Co., Ltd.	5,200	55,896
Konoike Transport Co., Ltd.	4,700	46,306
Kose Corp.	5,700	587,634
Koshidaka Holdings Co., Ltd. (c)	4,300	26,904
Kotobuki Spirits Co., Ltd.	2,800	161,270
K's Holdings Corp.	25,500	210,216
Kubota Corp.	183,000	2,542,867
Kumagai Gumi Co., Ltd.	7,000	121,997
Kumiai Chemical Industry Co., Ltd. (c)	12,100	85,340
Kura Sushi, Inc. (c)	3,100	65,490
Kuraray Co., Ltd.	52,700	368,399
Kureha Corp.	2,400	147,147
Kurita Water Industries, Ltd.	18,100	642,541
Kusuri no Aoki Holdings Co., Ltd.	3,000	141,397
KYB Corp.	2,700	57,829
Kyocera Corp.	56,900	2,866,252
Kyoei Steel, Ltd.	3,100	29,648
Kyokuto Kaihatsu Kogyo Co., Ltd. (c)	5,800	53,123
KYORIN Holdings, Inc.	6,100	74,567
Kyoritsu Maintenance Co., Ltd. (c)	4,400	181,779
Kyowa Kirin Co., Ltd.	48,800	1,121,903
Kyudenko Corp.	6,400	121,590
Kyushu Electric Power Co., Inc. (b)	68,500	365,149
Kyushu Financial Group, Inc.	69,300	183,574
Kyushu Railway Co.	23,000	496,382
LaSalle Logiport REIT (b)	307	343,414
Security Description	Shares	Value
Lasertec Corp.	13,000	$1,307,429
Lawson, Inc.	8,000	261,699
Leopalace21 Corp. (b)	38,400	88,054
Life Corp. (c)	1,600	29,655
Link & Motivation, Inc.	5,700	30,287
Lintec Corp.	6,100	93,750
Lion Corp.	42,100	475,698
LITALICO, Inc.	3,800	72,248
Lixil Corp. (c)	53,900	790,781
M&A Capital Partners Co., Ltd. (b)(c)	3,100	79,419
M3, Inc.	80,000	2,233,509
Mabuchi Motor Co., Ltd.	8,100	219,906
Macnica Holdings, Inc.	7,200	134,974
Maeda Kosen Co., Ltd. (c)	5,700	124,266
Makino Milling Machine Co., Ltd.	3,400	104,906
Makita Corp.	40,800	791,655
Management Solutions Co., Ltd.	1,800	36,499
Mandom Corp.	3,500	36,846
Mani, Inc.	12,800	155,271
Marubeni Corp.	274,200	2,392,282
Maruha Nichiro Corp.	6,800	115,686
Marui Group Co., Ltd. (c)	32,800	543,511
Maruichi Steel Tube, Ltd.	10,400	212,945
MARUKA FURUSATO Corp.	4,600	98,117
Maruwa Co., Ltd.	1,300	138,681
Maruwa Unyu Kikan Co., Ltd.	5,400	54,317
Maruzen Showa Unyu Co., Ltd.	2,600	55,079
Matsuda Sangyo Co., Ltd.	1,700	25,453
Matsui Securities Co., Ltd.	30,700	165,550
MatsukiyoCocokara & Co.	18,640	799,446
Matsuyafoods Holdings Co., Ltd. (c)	2,200	58,020
Max Co., Ltd.	4,200	57,699
Maxell , Ltd.	6,800	64,371
Maxvalu Tokai Co., Ltd.	1,400	25,813
Mazda Motor Corp.	101,500	673,905
McDonald's Holdings Co. Japan, Ltd.	15,100	526,074
MCJ Co., Ltd.	10,000	68,577
Mebuki Financial Group, Inc.	149,000	291,021
Medipal Holdings Corp. (c)	28,500	362,406
Medley, Inc. (b)(c)	4,300	73,877
MedPeer, Inc. (b)(c)	3,100	27,541
Megachips Corp.	1,800	31,373
Megmilk Snow Brand Co., Ltd.	6,600	77,923
Meidensha Corp.	5,900	80,636
MEIJI Holdings Co., Ltd.	20,500	909,908
Meiko Electronics Co., Ltd. (c)	4,700	80,897
Meitec Corp.	24,900	393,932
Melco Holdings, Inc.	1,400	30,067
Menicon Co., Ltd.	11,500	235,841

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Mercari, Inc. (b)	20,200	$269,402
METAWATER Co., Ltd.	4,200	54,970
Micronics Japan Co., Ltd.	8,600	70,275
Midac Holdings Co., Ltd.	1,100	25,513
Mie Kotsu Group Holdings, Inc.	19,400	66,873
Milbon Co., Ltd.	3,900	172,042
Mimasu Semiconductor Industry Co., Ltd.	4,300	57,112
MINEBEA MITSUMI, Inc.	65,700	971,856
Mirai Corp. REIT	251	85,306
MIRAIT ONE Corp.	13,900	140,867
MISUMI Group, Inc.	49,400	1,063,591
Mitani Sekisan Co., Ltd. (c)	4,200	100,540
Mitsubishi Chemical Group Corp.	227,800	1,043,414
Mitsubishi Corp.	225,700	6,172,305
Mitsubishi Electric Corp.	347,100	3,140,251
Mitsubishi Estate Co., Ltd.	213,300	2,810,187
Mitsubishi Estate Logistics REIT Investment Corp. (b)	65	202,904
Mitsubishi Gas Chemical Co., Inc.	27,500	361,555
Mitsubishi HC Capital, Inc.	113,630	488,356
Mitsubishi Heavy Industries, Ltd.	57,700	1,918,860
Mitsubishi Logisnext Co., Ltd.	7,200	36,753
Mitsubishi Logistics Corp.	6,900	162,599
Mitsubishi Materials Corp.	18,000	247,276
Mitsubishi Motors Corp. (b)	119,300	428,245
Mitsubishi Pencil Co., Ltd.	5,800	56,658
Mitsubishi Research Institute, Inc.	1,100	33,887
Mitsubishi Shokuhin Co., Ltd.	1,300	29,277
Mitsubishi UFJ Financial Group, Inc.	2,123,500	9,618,721
Mitsuboshi Belting, Ltd. (c)	4,200	87,530
Mitsui & Co., Ltd.	252,700	5,376,838
Mitsui Chemicals, Inc.	31,700	617,826
Mitsui DM Sugar Holdings Co., Ltd.	2,500	32,717
Mitsui Fudosan Co., Ltd.	161,700	3,080,062
Mitsui Fudosan Logistics Park, Inc. REIT (b)	91	311,413
Mitsui High-Tec, Inc. (c)	3,200	150,583
Mitsui Mining & Smelting Co., Ltd.	9,500	199,299
Mitsui OSK Lines, Ltd. (c)	59,100	1,057,342
Mitsui-Soko Holdings Co., Ltd.	7,100	150,623
Mitsuuroko Group Holdings Co., Ltd.	3,800	25,367
Miura Co., Ltd.	14,700	299,468
Mixi, Inc.	14,000	222,211
Mizuho Financial Group, Inc.	433,220	4,688,959
Mizuho Leasing Co., Ltd.	5,900	127,043
Mizuno Corp.	3,400	60,484
Security Description	Shares	Value
Mochida Pharmaceutical Co., Ltd.	3,500	$81,585
Modec, Inc. (b)	2,400	24,591
Monex Group, Inc. (c)	37,700	117,367
Money Forward, Inc. (b)	8,200	172,308
Monogatari Corp.	1,400	67,424
MonotaRO Co., Ltd.	45,200	693,515
Mori Hills REIT Investment Corp.	284	307,464
Mori Trust Hotel REIT, Inc. (c)	98	89,993
Mori Trust Sogo REIT, Inc.	181	172,297
Morinaga & Co., Ltd.	7,300	199,739
Morinaga Milk Industry Co., Ltd.	5,400	158,291
Morita Holdings Corp.	4,400	39,087
MOS Food Services, Inc. (c)	3,100	66,606
MS&AD Insurance Group Holdings, Inc.	78,400	2,076,029
Murata Manufacturing Co., Ltd.	103,300	4,754,114
Musashi Seimitsu Industry Co., Ltd. (c)	10,800	116,268
Musashino Bank, Ltd.	4,100	48,398
Nabtesco Corp.	19,500	398,861
Nachi-Fujikoshi Corp.	2,300	56,308
Nafco Co., Ltd. (c)	2,000	21,812
Nagaileben Co., Ltd.	6,300	84,848
Nagase & Co., Ltd.	17,400	237,395
Nagawa Co., Ltd. (c)	1,600	82,091
Nagoya Railroad Co., Ltd.	32,200	495,323
Nakanishi, Inc.	22,500	411,398
Nankai Electric Railway Co., Ltd.	17,600	359,742
Nanto Bank, Ltd.	3,100	45,064
NEC Corp.	44,300	1,418,350
NEC Networks & System Integration Corp.	9,300	100,949
NET One Systems Co., Ltd.	13,000	252,333
Nexon Co., Ltd.	89,300	1,577,565
Nextage Co., Ltd.	8,200	177,841
NGK Insulators, Ltd.	43,900	546,355
NGK Spark Plug Co., Ltd.	23,900	423,836
NH Foods, Ltd.	14,300	376,888
NHK Spring Co., Ltd.	28,100	165,401
Nichias Corp.	12,200	189,196
Nichicon Corp. (c)	5,100	49,013
Nichiden Corp.	3,800	45,533
Nichiha Corp.	5,200	98,579
Nichi-iko Pharmaceutical Co., Ltd. (b)(c)	16,600	50,002
Nichirei Corp.	15,500	255,335
Nidec Corp.	80,200	4,488,819
Nifco, Inc.	14,000	292,550
Nihon Kohden Corp.	23,900	507,722
Nihon M&A Center Holdings, Inc.	57,900	662,142
Nihon Parkerizing Co., Ltd.	12,300	79,245

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Nikkiso Co., Ltd.	9,900	$62,152
Nikkon Holdings Co., Ltd.	8,800	137,348
Nikon Corp.	53,000	502,230
Nintendo Co., Ltd.	198,500	8,005,524
Nippn Corp.	17,000	182,537
Nippon Accommodations Fund, Inc. REIT	83	376,478
Nippon Building Fund, Inc. REIT	278	1,223,205
Nippon Carbon Co., Ltd.	1,200	32,960
Nippon Ceramic Co., Ltd.	2,800	47,157
Nippon Densetsu Kogyo Co., Ltd.	3,100	39,368
Nippon Electric Glass Co., Ltd.	12,700	218,937
Nippon Express Holdings, Inc.	13,300	675,955
Nippon Gas Co., Ltd.	15,400	219,311
Nippon Kanzai Co., Ltd.	4,000	69,919
Nippon Kayaku Co., Ltd.	19,200	153,712
Nippon Light Metal Holdings Co., Ltd.	14,500	145,078
Nippon Paint Holdings Co., Ltd.	143,900	971,931
Nippon Paper Industries Co., Ltd. (b)	23,100	150,157
Nippon Parking Development Co., Ltd.	44,800	62,216
Nippon Prologis REIT, Inc. (b)	404	885,644
NIPPON REIT Investment Corp.	79	201,345
Nippon Road Co., Ltd.	1,200	47,604
Nippon Sanso Holdings Corp.	28,100	444,131
Nippon Seiki Co., Ltd.	4,600	24,049
Nippon Shinyaku Co., Ltd.	8,500	433,640
Nippon Shokubai Co., Ltd.	4,000	149,408
Nippon Signal Company, Ltd.	6,300	41,257
Nippon Soda Co., Ltd.	2,900	88,238
Nippon Steel Corp.	143,700	1,994,100
Nippon Steel Trading Corp.	1,600	55,607
Nippon Suisan Kaisha, Ltd.	42,500	159,917
Nippon Telegraph & Telephone Corp.	213,200	5,749,902
Nippon Television Holdings, Inc.	5,700	45,669
Nippon Yusen KK (c)	87,100	1,478,270
Nipro Corp. (c)	42,300	317,738
Nishimatsu Construction Co., Ltd. (c)	6,200	162,193
Nishimatsuya Chain Co., Ltd. (c)	9,000	83,545
Nishi-Nippon Financial Holdings, Inc.	38,200	198,362
Nishi-Nippon Railroad Co., Ltd. (c)	9,000	179,346
Nishio Rent All Co., Ltd.	2,900	57,217
Nissan Chemical Corp.	22,000	982,719
Security Description	Shares	Value
Nissan Motor Co., Ltd.	420,600	$1,355,298
Nissan Shatai Co., Ltd. (c)	6,700	37,640
Nissha Co., Ltd.	4,100	48,326
Nisshin Oillio Group, Ltd.	3,600	79,467
Nisshin Seifun Group, Inc.	30,200	305,000
Nisshinbo Holdings, Inc.	27,200	197,455
Nissin Electric Co., Ltd.	5,200	47,818
Nissin Foods Holdings Co., Ltd.	10,300	715,877
Nitori Holdings Co., Ltd.	14,700	1,233,497
Nitta Corp.	3,000	57,555
Nittetsu Mining Co., Ltd.	1,600	30,468
Nitto Boseki Co., Ltd.	6,800	108,202
Nitto Denko Corp.	25,800	1,396,816
Nitto Kogyo Corp.	3,700	60,609
Noevir Holdings Co., Ltd.	2,300	90,305
NOF Corp.	11,400	411,751
Nohmi Bosai, Ltd.	1,800	20,143
Nojima Corp. (c)	10,800	100,534
NOK Corp. (c)	14,600	113,977
Nomura Co., Ltd.	11,200	69,872
Nomura Holdings, Inc.	528,200	1,749,680
Nomura Real Estate Holdings, Inc.	19,600	442,605
Nomura Real Estate Master Fund, Inc. REIT (b)	771	852,055
Nomura Research Institute, Ltd.	60,800	1,484,778
Noritake Co., Ltd.	3,300	91,616
Noritsu Koki Co., Ltd.	2,100	35,423
Noritz Corp.	6,800	72,529
North Pacific Bank, Ltd.	27,700	43,562
NS Solutions Corp.	4,800	115,784
NS United Kaiun Kaisha, Ltd.	1,400	36,402
NSD Co., Ltd. (c)	9,100	154,888
NSK, Ltd. (c)	66,900	328,059
NTN Corp.	90,000	158,607
NTT Data Corp.	112,700	1,455,606
NTT UD REIT Investment Corp.	231	236,079
Obara Group, Inc.	1,300	28,886
Obayashi Corp.	111,800	717,454
OBIC Business Consultants Co., Ltd.	3,900	120,363
Obic Co., Ltd.	12,600	1,689,405
Odakyu Electric Railway Co., Ltd.	55,600	716,335
Ogaki Kyoritsu Bank, Ltd.	5,100	60,473
Ohsho Food Service Corp.	1,900	83,996
Oiles Corp.	4,900	49,878
Oisix ra daichi, Inc. (b)(c)	5,100	57,746
Oji Holdings Corp.	164,200	609,225
Okamoto Industries, Inc.	1,900	46,664
Okamura Corp.	6,100	58,183
Okasan Securities Group, Inc.	15,600	35,172
Oki Electric Industry Co., Ltd.	10,000	49,618

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Okinawa Cellular Telephone Co.	3,000	$52,833
Okinawa Electric Power Co., Inc. (b)(c)	19,635	143,391
Okinawa Financial Group, Inc.	2,300	33,365
OKUMA Corp.	5,500	188,853
Okumura Corp.	4,600	90,469
Olympus Corp.	220,000	4,231,862
Omron Corp.	33,800	1,548,463
One REIT, Inc. (c)	58	105,571
Ono Pharmaceutical Co., Ltd.	62,800	1,466,776
Open Door, Inc. (b)	2,700	37,397
Open House Group Co., Ltd.	15,400	520,211
Optex Group Co., Ltd. (c)	4,700	68,949
Optorun Co., Ltd.	2,400	34,648
Oracle Corp. Japan	7,600	402,797
Organo Corp.	6,000	84,776
Orient Corp.	5,500	43,626
Oriental Land Co., Ltd.	35,700	4,841,445
ORIX Corp.	214,700	3,007,432
Orix JREIT, Inc.	441	563,965
Osaka Gas Co., Ltd.	65,700	990,389
Osaka Organic Chemical Industry, Ltd. (c)	2,800	39,301
Osaka Soda Co., Ltd. (c)	2,700	70,996
OSG Corp.	15,000	185,523
Otsuka Corp.	21,800	679,815
Otsuka Holdings Co., Ltd.	71,900	2,276,469
Outsourcing, Inc.	22,100	167,042
Pacific Industrial Co., Ltd.	8,700	61,404
Pacific Metals Co., Ltd.	4,900	73,724
PAL GROUP Holdings Co., Ltd.	4,400	71,670
PALTAC Corp.	6,400	196,933
Pan Pacific International Holdings Corp.	66,500	1,172,991
Panasonic Holdings Corp. (c)	388,300	2,726,375
Paramount Bed Holdings Co., Ltd.	10,400	185,203
Park24 Co., Ltd. (b)	25,800	334,875
Pasona Group, Inc.	4,800	66,314
Penta-Ocean Construction Co., Ltd.	45,600	228,917
PeptiDream, Inc. (b)	16,500	183,823
Persol Holdings Co., Ltd.	31,700	586,339
Pharma Foods International Co., Ltd. (c)	4,300	36,538
Pigeon Corp.	17,400	254,346
Pilot Corp.	3,800	143,656
Piolax, Inc.	4,300	52,787
PKSHA Technology, Inc. (b)(c)	3,100	40,322
Plaid, Inc. (b)(c)	8,000	29,622
Plenus Co., Ltd.	4,100	54,634
Plus Alpha Consulting Co., Ltd.	1,600	24,968
Security Description	Shares	Value
Pola Orbis Holdings, Inc.	14,500	$163,758
Pressance Corp. (c)	4,800	48,380
Prestige International, Inc.	14,500	63,330
Prima Meat Packers, Ltd.	3,400	49,174
Raito Kogyo Co., Ltd.	9,300	122,310
Raiznext Corp.	6,900	56,073
Raksul, Inc. (b)(c)	5,200	89,116
Rakus Co., Ltd. (c)	16,700	156,795
Rakuten Group, Inc.	150,100	642,285
Recruit Holdings Co., Ltd.	257,800	7,425,322
Relia, Inc.	5,700	38,023
Relo Group, Inc.	20,900	316,677
Renesas Electronics Corp. (b)	205,000	1,718,386
Rengo Co., Ltd.	35,100	204,363
RENOVA, Inc. (b)	6,200	145,214
Resona Holdings, Inc.	372,102	1,361,551
Resorttrust, Inc.	15,100	241,834
Restar Holdings Corp.	4,300	57,354
Retail Partners Co., Ltd. (c)	8,600	66,189
Ricoh Co., Ltd.	107,200	784,859
Ricoh Leasing Co., Ltd.	2,100	51,244
Riken Keiki Co., Ltd. (c)	3,700	99,553
Riken Vitamin Co., Ltd.	4,400	53,431
Ringer Hut Co., Ltd. (c)	4,000	60,695
Rinnai Corp.	6,400	459,844
Riso Kagaku Corp.	2,900	46,932
Riso Kyoiku Co., Ltd. (c)	21,100	46,781
Rohm Co., Ltd.	15,200	996,047
Rohto Pharmaceutical Co., Ltd.	16,200	519,773
Roland Corp.	2,900	88,931
Rorze Corp.	1,500	72,410
Round One Corp.	31,500	136,528
Royal Holdings Co., Ltd. (b)(c)	2,800	42,373
RS Technologies Co., Ltd.	800	35,154
Ryohin Keikaku Co., Ltd. (c)	43,400	363,115
Ryosan Co., Ltd.	2,800	43,290
Ryoyo Electro Corp.	4,900	71,591
S Foods, Inc.	2,700	56,654
Saibu Gas Holdings Co., Ltd.	2,400	28,746
Saizeriya Co., Ltd.	4,300	79,355
Sakai Moving Service Co., Ltd.	1,200	38,814
Sakata INX Corp.	6,900	46,649
Sakata Seed Corp.	4,200	139,699
SAMTY Co., Ltd. (c)	4,100	63,804
Samty Residential Investment Corp. REIT	129	108,276
San-A Co., Ltd.	2,700	81,468
San-Ai Oil Co., Ltd.	7,300	56,201
SanBio Co., Ltd. (b)	6,400	54,397
Sangetsu Corp.	11,700	129,356
San-In Godo Bank, Ltd.	20,900	101,449
Sanken Electric Co., Ltd.	3,300	100,798

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sanki Engineering Co., Ltd.	7,100	$77,769
Sankyo Co., Ltd.	8,800	266,406
Sankyu, Inc.	10,000	290,380
Sanrio Co., Ltd. (c)	9,100	233,979
Sansan, Inc. (b)(c)	13,800	120,475
Santen Pharmaceutical Co., Ltd.	62,400	419,374
Sanwa Holdings Corp.	32,500	279,103
Sanyo Chemical Industries, Ltd.	1,300	39,356
Sanyo Denki Co., Ltd.	2,000	68,166
Sanyo Special Steel Co., Ltd. (c)	8,000	103,328
Sapporo Holdings, Ltd.	9,400	207,211
Sato Holdings Corp.	2,600	32,375
Sawai Group Holdings Co., Ltd.	7,900	221,253
SB Technology Corp.	1,400	21,186
SBI Holdings, Inc.	44,200	793,090
SBS Holdings, Inc.	8,700	167,277
SCREEN Holdings Co., Ltd. (c)	6,300	341,796
SCSK Corp.	28,200	426,884
Secom Co., Ltd.	37,700	2,149,397
Sega Sammy Holdings, Inc.	27,800	378,584
Seibu Holdings, Inc. (c)	42,700	426,520
Seiko Epson Corp.	52,700	719,515
Seiko Holdings Corp. (c)	2,900	60,561
Seino Holdings Co., Ltd.	21,700	174,333
Seiren Co., Ltd. (c)	6,100	88,939
Sekisui Chemical Co., Ltd.	63,800	780,444
Sekisui House REIT, Inc.	843	473,741
Sekisui House, Ltd.	156,200	2,586,761
Sekisui Jushi Corp.	3,600	40,987
Senko Group Holdings Co., Ltd.	21,600	142,715
Septeni Holdings Co., Ltd. (c)	11,000	33,922
Seria Co., Ltd.	9,800	171,119
Seven & i Holdings Co., Ltd.	134,500	5,402,310
Seven Bank, Ltd.	89,200	159,795
SG Holdings Co., Ltd.	61,600	843,624
Sharp Corp. (c)	40,400	240,873
Shibaura Machine Co., Ltd.	3,800	75,616
Shibuya Corp.	1,200	20,066
SHIFT, Inc. (b)	2,200	287,139
Shiga Bank, Ltd. (c)	4,200	76,004
Shikoku Chemicals Corp.	6,600	55,947
Shikoku Electric Power Co., Inc. (b)	23,200	115,931
Shima Seiki Manufacturing, Ltd.	3,600	50,107
Shimadzu Corp.	43,100	1,130,666
Shimamura Co., Ltd.	3,600	304,629
Shimano, Inc.	13,200	2,065,123
Shimizu Corp.	95,000	464,411
Shin-Etsu Chemical Co., Ltd.	67,300	6,659,103
Shin-Etsu Polymer Co., Ltd.	10,100	83,651
Security Description	Shares	Value
Shinko Electric Industries Co., Ltd. (c)	11,900	$255,080
Shinmaywa Industries, Ltd.	5,600	37,605
Shinsei Bank, Ltd. (c)	18,300	262,804
Shionogi & Co., Ltd.	48,000	2,317,878
Ship Healthcare Holdings, Inc.	11,300	212,247
Shiseido Co., Ltd.	71,300	2,498,606
Shizuoka Bank, Ltd.	67,500	408,142
Shizuoka Gas Co., Ltd.	8,100	55,364
SHO-BOND Holdings Co., Ltd.	7,500	324,028
Shochiku Co., Ltd. (c)	2,800	230,601
Shoei Co., Ltd.	3,800	137,844
Shoei Foods Corp. (c)	2,300	65,945
Showa Denko KK	27,900	396,531
Showa Sangyo Co., Ltd.	2,400	41,155
Siix Corp. (c)	3,200	23,985
Simplex Holdings, Inc. (c)	4,100	52,535
SKY Perfect JSAT Holdings, Inc.	14,300	51,196
Skylark Holdings Co., Ltd. (b)(c)	42,000	447,515
SMC Corp.	10,300	4,191,361
SMS Co., Ltd.	12,500	252,505
Snow Peak, Inc. (c)	6,600	99,665
Softbank Corp. (c)	511,100	5,103,278
SoftBank Group Corp.	215,700	7,309,550
Sohgo Security Services Co., Ltd.	15,900	400,044
Sojitz Corp.	39,220	574,582
Solasto Corp.	6,300	37,539
Sompo Holdings, Inc.	55,300	2,212,397
Sony Group Corp.	225,100	14,498,182
Sosei Group Corp. (b)(c)	13,900	175,796
SOSiLA Logistics REIT, Inc. (b)	112	117,046
Sotetsu Holdings, Inc. (c)	18,600	307,723
S-Pool, Inc.	9,700	69,756
Square Enix Holdings Co., Ltd.	14,900	642,141
SRE Holdings Corp. (b)	4,100	88,919
Stanley Electric Co., Ltd.	21,200	332,817
Star Asia Investment Corp. REIT	322	124,499
Star Micronics Co., Ltd.	4,800	54,015
Starts Corp., Inc.	4,500	81,511
Starts Proceed Investment Corp. REIT	62	108,165
Strike Co., Ltd. (c)	1,300	34,694
Subaru Corp.	110,900	1,675,785
Sugi Holdings Co., Ltd.	6,600	265,015
SUMCO Corp.	59,600	694,331
Sumitomo Bakelite Co., Ltd.	4,800	131,479
Sumitomo Chemical Co., Ltd.	259,100	891,107
Sumitomo Corp.	198,600	2,453,326
Sumitomo Densetsu Co., Ltd.	1,800	32,273

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sumitomo Electric Industries, Ltd.	125,500	$1,273,884
Sumitomo Forestry Co., Ltd.	23,400	356,171
Sumitomo Heavy Industries, Ltd.	18,200	337,059
Sumitomo Metal Mining Co., Ltd.	42,800	1,226,372
Sumitomo Mitsui Construction Co., Ltd.	22,100	67,876
Sumitomo Mitsui Financial Group, Inc.	232,600	6,447,347
Sumitomo Mitsui Trust Holdings, Inc.	60,600	1,723,267
Sumitomo Osaka Cement Co., Ltd.	7,800	176,279
Sumitomo Pharma Co., Ltd.	27,100	192,732
Sumitomo Realty & Development Co., Ltd.	56,800	1,291,614
Sumitomo Rubber Industries, Ltd.	25,900	206,196
Sumitomo Warehouse Co., Ltd.	10,700	145,372
Sun Frontier Fudousan Co., Ltd.	5,800	44,768
Sundrug Co., Ltd.	16,200	394,156
Suntory Beverage & Food, Ltd.	23,900	850,493
Suruga Bank, Ltd.	34,300	88,419
Suzuken Co., Ltd.	11,400	259,707
Suzuki Motor Corp.	66,600	2,073,051
Sysmex Corp.	30,200	1,613,606
Systena Corp.	40,900	114,148
T Hasegawa Co., Ltd.	4,000	82,817
T&D Holdings, Inc.	91,300	867,720
Tadano, Ltd.	23,700	138,608
Taihei Dengyo Kaisha, Ltd.	3,100	71,447
Taiheiyo Cement Corp.	22,400	316,287
Taikisha, Ltd.	3,300	73,441
Taisei Corp.	31,500	873,518
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	314,907
Taiyo Holdings Co., Ltd.	5,000	82,951
Taiyo Yuden Co., Ltd.	20,500	529,001
Takamatsu Construction Group Co., Ltd.	1,300	16,886
Takara Bio, Inc.	7,300	85,625
Takara Holdings, Inc.	21,100	154,114
Takara Leben Real Estate Investment Corp. REIT	129	91,612
Takara Standard Co., Ltd.	3,300	29,566
Takasago International Corp. (c)	2,900	53,228
Takasago Thermal Engineering Co., Ltd.	8,700	102,285
Takashimaya Co., Ltd. (c)	26,600	314,943
Takeda Pharmaceutical Co., Ltd.	268,438	6,970,017
Security Description	Shares	Value
Takeuchi Manufacturing Co., Ltd.	6,300	$116,273
Takuma Co., Ltd.	9,400	80,599
Tama Home Co., Ltd. (c)	4,400	71,383
Tamron Co., Ltd.	3,800	76,181
TBS Holdings, Inc.	5,200	56,975
TDK Corp.	68,000	2,098,966
TechMatrix Corp.	5,400	62,419
TechnoPro Holdings, Inc.	19,700	419,596
Teijin, Ltd.	29,700	287,978
Tenma Corp.	3,800	50,150
Terumo Corp.	119,000	3,344,768
T-Gaia Corp. (c)	5,400	61,192
THK Co., Ltd.	19,400	334,902
TIS, Inc.	38,200	1,014,093
TKC Corp.	4,400	104,257
TKP Corp. (b)	4,400	79,372
Toa Corp.	2,000	34,352
Toagosei Co., Ltd.	18,700	139,592
Tobu Railway Co., Ltd.	34,100	803,732
TOC Co., Ltd.	8,700	42,490
Tocalo Co., Ltd. (c)	8,100	65,670
Toda Corp.	34,200	175,912
Toei Animation Co., Ltd.	1,400	118,763
Toei Co., Ltd. (c)	800	95,785
Toenec Corp. (c)	1,200	28,246
Toho Bank, Ltd.	30,200	42,479
Toho Co., Ltd.	21,400	778,082
Toho Gas Co., Ltd.	11,300	224,207
Toho Holdings Co., Ltd.	11,800	158,056
Toho Titanium Co., Ltd.	6,300	103,015
Tohoku Electric Power Co., Inc. (b)	67,200	315,863
Tokai Carbon Co., Ltd. (c)	33,400	226,319
Tokai Corp.	2,300	28,466
TOKAI Holdings Corp.	14,600	87,876
Tokai Rika Co., Ltd.	7,800	74,419
Tokai Tokyo Financial Holdings, Inc. (c)	29,600	72,267
Token Corp.	1,100	61,000
Tokio Marine Holdings, Inc.	326,700	5,805,880
Tokushu Tokai Paper Co., Ltd.	2,000	40,811
Tokuyama Corp.	9,300	112,015
Tokyo Century Corp.	6,800	217,543
Tokyo Electric Power Co. Holdings, Inc. (b)	282,900	904,233
Tokyo Electron, Ltd.	26,700	6,578,061
Tokyo Gas Co., Ltd.	71,900	1,213,623
Tokyo Ohka Kogyo Co., Ltd.	4,800	200,262
Tokyo Seimitsu Co., Ltd.	5,200	152,954
Tokyo Steel Manufacturing Co., Ltd.	15,900	139,177
Tokyo Tatemono Co., Ltd.	32,400	460,953
Tokyotokeiba Co., Ltd.	1,600	45,614
Tokyu Construction Co., Ltd.	9,200	39,976
Tokyu Corp.	96,200	1,097,001

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Tokyu Fudosan Holdings Corp.	105,400	$547,254
Tokyu REIT, Inc.	123	167,621
TOMONY Holdings, Inc.	28,300	60,727
Tomy Co., Ltd.	12,400	106,074
Topcon Corp.	17,200	191,804
TOPPAN, INC.	45,200	673,232
Topre Corp.	7,000	53,761
Toray Industries, Inc.	240,300	1,182,594
Toridoll Holdings Corp.	6,600	136,630
Torii Pharmaceutical Co., Ltd.	3,800	75,555
Tosei Corp.	5,700	54,584
Toshiba Corp.	68,900	2,454,327
Toshiba TEC Corp.	4,700	121,436
Tosho Co., Ltd. (c)	2,300	19,327
Tosoh Corp.	44,800	499,261
Totetsu Kogyo Co., Ltd.	2,900	46,532
TOTO, Ltd.	25,400	848,107
Towa Pharmaceutical Co., Ltd.	2,800	41,149
Toyo Construction Co., Ltd.	16,800	99,235
Toyo Gosei Co., Ltd.	1,400	61,271
Toyo Ink SC Holdings Co., Ltd.	4,100	53,898
Toyo Seikan Group Holdings, Ltd.	20,700	249,891
Toyo Suisan Kaisha, Ltd.	17,000	700,977
Toyo Tanso Co., Ltd.	1,800	40,792
Toyo Tire Corp.	18,900	205,697
Toyobo Co., Ltd.	20,100	144,161
Toyoda Gosei Co., Ltd.	12,600	190,754
Toyota Boshoku Corp.	12,400	151,970
Toyota Industries Corp.	26,500	1,265,793
Toyota Motor Corp.	1,895,240	24,769,060
Toyota Tsusho Corp.	36,100	1,118,073
Trancom Co., Ltd. (c)	1,300	68,340
Transcosmos, Inc.	3,700	96,071
TRE Holdings Corp. (c)	5,800	68,204
Trend Micro, Inc.	25,000	1,346,429
Tri Chemical Laboratories, Inc.	3,600	44,103
Trusco Nakayama Corp.	8,700	120,044
TS Tech Co., Ltd.	11,600	113,793
Tsubakimoto Chain Co.	3,800	80,246
Tsugami Corp.	12,500	100,915
Tsukishima Kikai Co., Ltd. (c)	5,200	31,589
Tsumura & Co.	7,900	168,633
Tsuruha Holdings, Inc.	7,900	462,495
TV Asahi Holdings Corp.	1,900	18,420
UACJ Corp.	5,000	68,967
UBE Corp.	19,000	253,747
Ulvac, Inc.	7,900	279,125
Unicharm Corp.	71,600	2,348,585
Union Tool Co.	2,400	55,074
United Arrows, Ltd.	6,600	83,226
United Super Markets Holdings, Inc. (c)	5,500	40,133
Security Description	Shares	Value
United Urban Investment Corp. REIT	547	$566,934
Universal Entertainment Corp. (b)(c)	3,600	46,197
Usen-Next Holdings Co., Ltd. (c)	5,600	76,322
Ushio, Inc.	13,700	142,289
USS Co., Ltd.	63,100	974,422
UT Group Co., Ltd.	3,200	52,539
Valor Holdings Co., Ltd.	4,500	55,407
ValueCommerce Co., Ltd.	3,400	52,008
Vector, Inc.	5,600	42,487
Vision, Inc. (b)(c)	2,300	21,789
Visional, Inc. (b)	2,600	160,275
VT Holdings Co., Ltd.	20,000	65,673
Wacoal Holdings Corp.	7,800	115,846
Wacom Co., Ltd.	24,300	118,981
Wakita & Co., Ltd.	7,000	56,352
WDB Holdings Co., Ltd. (c)	4,900	81,315
WealthNavi, Inc. (b)(c)	8,600	93,777
Weathernews, Inc.	2,600	133,913
Welcia Holdings Co., Ltd. (c)	18,800	396,685
West Holdings Corp.	3,110	88,872
West Japan Railway Co.	39,600	1,513,517
Workman Co., Ltd.	3,800	120,361
Yakult Honsha Co., Ltd.	22,200	1,288,905
YAMABIKO Corp.	6,300	48,228
Yamada Holdings Co., Ltd.	125,200	411,941
Yamaguchi Financial Group, Inc.	30,000	159,707
Yamaha Corp.	24,300	863,396
Yamaha Motor Co., Ltd.	51,300	961,053
YA-MAN, Ltd. (c)	3,100	25,001
Yamato Holdings Co., Ltd.	60,500	908,459
Yamato Kogyo Co., Ltd.	7,700	233,282
Yamazaki Baking Co., Ltd.	24,500	281,890
Yamazen Corp.	8,300	52,284
Yaoko Co., Ltd. (c)	2,600	117,881
Yaskawa Electric Corp. (c)	43,700	1,257,473
Yellow Hat, Ltd.	4,700	58,254
Yodogawa Steel Works, Ltd. (c)	1,700	27,908
Yokogawa Bridge Holdings Corp.	3,400	44,730
Yokogawa Electric Corp.	42,100	663,181
Yokohama Rubber Co., Ltd.	18,500	284,314
Yokorei Co., Ltd.	11,000	66,965
Yokowo Co., Ltd.	3,600	47,126
Yonex Co., Ltd.	14,000	129,896
Yoshinoya Holdings Co., Ltd.	14,000	226,957
Yuasa Trading Co., Ltd.	3,200	77,432
Yurtec Corp.	5,500	26,813
Z Holdings Corp.	472,200	1,251,514
Zenkoku Hosho Co., Ltd.	9,100	302,632
Zenrin Co., Ltd.	3,600	22,226
Zensho Holdings Co., Ltd.	14,800	365,864
Zeon Corp.	19,300	170,553

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ZERIA Pharmaceutical Co., Ltd.	2,600	$37,203
Zojirushi Corp. (c)	5,000	53,969
ZOZO, Inc.	21,600	432,336
Zuken, Inc.	1,600	38,602
		618,852,590
JERSEY — 0.0% (a)
JTC PLC (c)(e)	18,588	142,758
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	33,889	510,694
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC	372,202	801,599
Al Ahli Bank of Kuwait KSCP	97,773	93,150
Boubyan Bank KSCP	205,764	507,854
Boubyan Petrochemicals Co. KSCP	46,160	123,598
Boursa Kuwait Securities Co. KPSC	8,000	53,596
Burgan Bank SAK	147,195	105,478
Gulf Bank KSCP	269,711	260,934
Humansoft Holding Co. KSC	14,142	149,233
Kuwait Finance House KSCP	860,763	2,334,591
Kuwait International Bank KSCP	162,500	103,802
Kuwait Projects Co. Holding KSCP	194,949	83,792
Mabanee Co. KPSC	106,173	295,291
Mezzan Holding Co. KSCC	29,758	35,879
Mobile Telecommunications Co. KSCP	355,817	671,638
National Bank of Kuwait SAKP	1,209,235	3,809,752
National Industries Group Holding SAK	291,600	215,375
National Real Estate Co. KPSC (b)	124,040	53,560
Qurain Petrochemical Industries Co.	111,227	97,218
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	68,318	42,981
Warba Bank KSCP (b)	149,233	106,326
		9,945,647
LIECHTENSTEIN — 0.0% (a)
Implantica AG Class A, SDR (b)	2,687	9,951
LUXEMBOURG — 0.1%
APERAM SA	7,778	183,472
ArcelorMittal SA	104,617	2,080,851
B&S Group Sarl (e)	10,280	45,193
Eurofins Scientific SE	24,939	1,479,882
Global Fashion Group SA (b)	43,223	47,093
Reinet Investments SCA	23,256	345,401
Security Description	Shares	Value
SES SA	62,178	$340,422
		4,522,314
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	393,000	2,309,937
MECOM Power and Construction, Ltd.	252,000	58,963
MGM China Holdings, Ltd. (b)(c)	261,200	143,558
Sands China, Ltd. (b)	439,600	1,094,668
SJM Holdings, Ltd. (b)(c)	521,249	193,579
Wynn Macau, Ltd. (b)(c)	325,600	207,529
		4,008,234
MALAYSIA — 0.5%
Alliance Bank Malaysia Bhd	140,600	106,813
AMMB Holdings Bhd	372,600	311,894
Axiata Group Bhd (b)	730,611	410,862
Axis Real Estate Investment Trust	239,618	97,666
Bank Islam Malaysia Bhd	62,000	34,303
Bermaz Auto Bhd (b)	173,300	69,656
British American Tobacco Malaysia Bhd	23,500	51,947
Bursa Malaysia Bhd	132,900	177,997
Carlsberg Brewery Malaysia Bhd Class B	27,200	131,791
CIMB Group Holdings Bhd	1,223,387	1,348,905
CTOS Digital Bhd	342,900	98,282
D&O Green Technologies Bhd	50,200	42,855
Dialog Group Bhd	573,500	245,154
DiGi.Com Bhd	722,300	524,876
DRB-Hicom Bhd	194,800	54,684
Fraser & Neave Holdings Bhd	40,800	189,564
Frencken Group, Ltd. (c)	40,300	27,108
Frontken Corp. Bhd	92,850	54,096
Gamuda Bhd	287,882	243,412
Genting Bhd	683,000	657,258
Genting Malaysia Bhd	880,900	527,875
Genting Plantations Bhd	53,800	66,597
Greatech Technology Bhd (b)	38,300	28,140
HAP Seng Consolidated Bhd	67,500	88,960
Hartalega Holdings Bhd	224,200	79,950
Heineken Malaysia Bhd	28,800	147,896
Hong Leong Bank Bhd	171,432	756,659
Hong Leong Financial Group Bhd	57,800	229,290
Hong Seng Consolidated Bhd (b)	590,000	40,947
IGB Real Estate Investment Trust	371,200	128,083
IHH Healthcare Bhd	282,500	358,106
IJM Corp. Bhd	331,300	118,900
Inari Amertron Bhd	485,100	260,161
IOI Corp. Bhd	455,200	368,899

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
IOI Properties Group Bhd (b)	371,500	$74,656
Kossan Rubber Industries Bhd (b)	156,300	36,335
KPJ Healthcare Bhd	237,200	40,412
Kuala Lumpur Kepong Bhd	69,469	309,448
Magnum Bhd	110,393	33,718
Malakoff Corp. Bhd	123,000	16,275
Malayan Banking Bhd	921,865	1,702,572
Malaysia Airports Holdings Bhd (b)	173,224	208,509
Malaysia Building Society Bhd	371,600	45,913
Malaysian Pacific Industries Bhd	23,900	145,682
Maxis Bhd	577,200	435,423
Mega First Corp. BHD	55,600	39,472
Mi Technovation Bhd	17,800	4,651
MISC Bhd	215,100	312,846
MR DIY Group M Bhd (e)	394,800	166,964
My EG Services Bhd	1,056,899	192,190
Nestle Malaysia Bhd	19,800	557,235
Pentamaster Corp. Bhd	53,300	47,081
Petronas Chemicals Group Bhd	385,500	693,274
Petronas Dagangan Bhd	50,900	219,758
Petronas Gas Bhd	126,100	447,077
PPB Group Bhd	132,480	459,980
Press Metal Aluminium Holdings Bhd	624,900	541,169
Public Bank Bhd	2,645,600	2,407,800
QL Resources Bhd	177,750	190,898
RHB Bank Bhd	375,027	448,087
Scientex Bhd	136,600	101,998
Sime Darby Bhd	350,035	160,979
Sime Darby Plantation Bhd	312,943	275,167
Sime Darby Property Bhd	142,535	13,790
SKP Resources Bhd	339,125	120,163
SP Setia Bhd Group	134,214	16,581
Sports Toto Bhd	115,544	43,756
Sunway Bhd	241,400	81,573
Sunway Real Estate Investment Trust	449,800	135,803
Supermax Corp. Bhd	400,272	58,069
Syarikat Takaful Malaysia Keluarga Bhd	36,789	26,116
Telekom Malaysia Bhd	257,503	302,919
Tenaga Nasional Bhd	470,200	815,184
TIME dotCom Bhd	123,300	122,848
Top Glove Corp. Bhd (b)	856,900	114,880
United Plantations Bhd	33,700	104,140
UWC Bhd	40,400	33,543
ViTrox Corp. Bhd	70,600	109,043
VS Industry Bhd	444,000	92,193
Yinson Holdings Bhd	197,960	91,447
YTL Corp. Bhd	970,500	120,970
Security Description	Shares	Value
YTL Power International Bhd	329,600	$49,231
		20,847,404
MALTA — 0.0% (a)
Kambi Group PLC (b)(c)	4,950	70,263
Kindred Group PLC SDR	37,113	278,110
Media & Games Invest SE (b)	11,300	17,282
		365,655
MEXICO — 0.6%
Alfa SAB de CV Class A	517,600	330,008
Alsea SAB de CV (b)	104,100	187,880
America Movil SAB de CV Series L	5,267,600	4,356,593
Arca Continental SAB de CV	78,800	568,324
Banco del Bajio SA (e)	139,700	353,705
Bolsa Mexicana de Valores SAB de CV	116,900	195,865
Cemex SAB de CV Series CPO (b)	2,435,964	840,760
Coca-Cola Femsa SAB de CV	93,560	547,517
Concentradora Fibra Danhos SA de CV REIT	88,800	106,874
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	174,300	123,351
Corp. Inmobiliaria Vesta SAB de CV	142,000	264,968
FIBRA Macquarie Mexico REIT (e)	194,700	235,005
Fibra Uno Administracion SA de CV REIT	527,200	543,521
Fomento Economico Mexicano SAB de CV	327,800	2,057,686
GCC SAB de CV (c)	39,000	234,107
Genomma Lab Internacional SAB de CV Class B	212,600	146,333
Gentera SAB de CV (c)	285,400	246,545
Gruma SAB de CV Class B	38,450	368,868
Grupo Aeroportuario del Centro Norte SAB de CV	54,054	340,655
Grupo Aeroportuario del Pacifico SAB de CV Class B	61,500	778,556
Grupo Aeroportuario del Sureste SAB de CV Class B	35,635	702,988
Grupo Bimbo SAB de CV Class A	266,100	939,208
Grupo Carso SAB de CV Series A1	102,200	374,899
Grupo Comercial Chedraui SA de CV	58,995	174,601
Grupo Financiero Banorte SAB de CV Series O	458,100	2,946,239
Grupo Financiero Inbursa SAB de CV Series O (b)(c)	399,200	633,717

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Grupo Herdez SAB de CV	61,517	$114,544
Grupo Mexico SAB de CV Class B	524,800	1,777,912
Grupo Rotoplas SAB de CV (b)	110,255	157,918
Grupo Televisa SAB Series CPO	405,200	439,307
Grupo Traxion SAB de CV (b)(c)(e)	93,900	86,393
Industrias Penoles SAB de CV (c)	26,420	257,243
Kimberly-Clark de Mexico SAB de CV Class A (c)	264,700	354,250
La Comer SAB de CV (c)	115,600	208,980
Nemak SAB de CV (b)(e)	609,961	134,384
Operadora De Sites Mexicanos SAB de CV Class A	239,200	199,140
Orbia Advance Corp. SAB de CV	197,557	331,890
PLA Administradora Industrial S de RL de CV REIT	187,600	249,387
Prologis Property Mexico SA de CV REIT	107,914	274,729
Promotora y Operadora de Infraestructura SAB de CV	43,590	297,342
Qualitas Controladora SAB de CV (c)	41,700	172,233
Regional SAB de CV	49,700	280,614
Sitios Latinoamerica SAB de CV (b)	263,380	117,756
Wal-Mart de Mexico SAB de CV	909,800	3,204,831
		27,257,626
MONGOLIA — 0.0% (a)
Turquoise Hill Resources, Ltd. (b)(c)	17,270	514,059
NETHERLANDS — 2.8%
Aalberts NV	16,904	551,065
ABN AMRO Bank NV (e)	74,524	667,489
Adyen NV (b)(e)	3,889	4,848,229
Aegon NV (c)	317,247	1,260,541
Akzo Nobel NV	33,508	1,898,121
Alfen Beheer B.V. (b)(e)	3,697	338,421
AMG Advanced Metallurgical Group NV	5,803	130,394
Arcadis NV	12,265	399,017
Argenx SE (b)	9,875	3,512,844
ASM International NV	8,376	1,874,680
ASML Holding NV	72,671	30,093,757
ASR Nederland NV	23,919	919,140
Basic-Fit NV (b)(c)(e)	7,846	235,500
BE Semiconductor Industries NV	12,722	544,411
Brunel International NV	7,083	59,082
CM.com NV (b)(c)	3,999	40,777
Corbion NV	10,434	259,449
Security Description	Shares	Value
Ebusco Holding NV (b)(c)	4,374	$68,245
Eurocommercial Properties NV REIT	7,494	148,295
Euronext NV (e)	15,997	1,011,976
EXOR NV	18,468	1,184,675
Fastned B.V. CVA (b)(c)	521	14,586
Flow Traders (e)	4,876	91,837
Fugro NV (b)	15,515	157,024
Heineken Holding NV	18,660	1,276,916
Heineken NV	46,027	4,017,945
IMCD NV	9,873	1,170,080
ING Groep NV	698,036	5,978,627
Intertrust NV (b)(e)	14,461	276,818
JDE Peet's NV	16,097	470,453
Koninklijke Ahold Delhaize NV	187,503	4,774,018
Koninklijke BAM Groep NV (b)	39,909	98,014
Koninklijke DSM NV	31,683	3,603,752
Koninklijke KPN NV	572,316	1,548,263
Koninklijke Philips NV (c)	154,200	2,373,169
Koninklijke Vopak NV	11,201	203,715
Meltwater NV (b)(c)	16,118	15,875
NN Group NV	50,240	1,953,233
NSI NV REIT	3,043	72,156
OCI NV	18,253	667,998
Pharming Group NV (b)(c)	152,999	158,357
PostNL NV (c)	102,579	171,537
Randstad NV (c)	22,422	967,357
SBM Offshore NV	24,203	303,597
Shell PLC	1,329,030	32,963,085
Shop Apotheke Europe NV (b)(e)	2,189	87,967
Sligro Food Group NV	3,660	47,187
TKH Group NV	6,561	212,462
TomTom NV (b)	14,221	101,411
Universal Music Group NV (c)	131,488	2,461,769
Van Lanschot Kempen NV ADR	4,664	89,745
Vastned Retail NV REIT	2,401	47,513
Wereldhave NV REIT	8,129	92,856
Wolters Kluwer NV	46,463	4,522,422
		121,037,852
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)(c)	142,368	493,113
Air New Zealand, Ltd. (b)	110,572	44,621
Argosy Property, Ltd.	151,973	103,334
Auckland International Airport, Ltd. (b)	249,187	1,009,529
Chorus, Ltd.	66,596	286,396
Contact Energy, Ltd.	131,487	556,394
Fisher & Paykel Healthcare Corp., Ltd.	97,291	1,019,221
Fletcher Building, Ltd.	131,966	361,307
Genesis Energy, Ltd.	91,471	141,513

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Goodman Property Trust REIT	225,549	$254,938
Infratil, Ltd.	113,513	555,107
Kiwi Property Group, Ltd.	261,389	134,546
Mercury NZ, Ltd.	104,876	337,449
Meridian Energy, Ltd.	242,526	657,748
Oceania Healthcare, Ltd.	183,936	94,951
Precinct Properties New Zealand, Ltd.	260,453	191,157
Pushpay Holdings, Ltd. (b)	141,424	87,934
Ryman Healthcare, Ltd.	75,282	362,884
SKYCITY Entertainment Group, Ltd. (b)	116,799	179,278
Spark New Zealand, Ltd.	315,418	891,922
Summerset Group Holdings, Ltd.	33,651	204,954
Synlait Milk, Ltd. (b)	31,924	64,078
Xero, Ltd. (b)	23,964	1,114,693
		9,147,067
NIGERIA — 0.0% (a)
Airtel Africa PLC	191,753	274,969
NORWAY — 0.5%
Aker ASA Class A	4,585	296,034
Aker BP ASA	52,033	1,492,384
Aker Carbon Capture ASA (b)	106,133	135,589
Aker Horizons ASA (b)(c)	93,780	118,302
Aker Solutions ASA	36,999	128,534
Atea ASA (b)	13,837	122,841
Austevoll Seafood ASA	20,148	136,482
BEWi ASA	5,000	21,381
Bonheur ASA	5,974	169,202
Borregaard ASA	15,205	179,436
BW Offshore, Ltd.	28,194	59,248
Crayon Group Holding ASA (b)(e)	10,593	82,227
DNB Bank ASA	160,441	2,543,842
DNO ASA	65,996	74,792
Elkem ASA (b)(e)	56,997	183,022
Elopak ASA	40,800	72,883
Entra ASA (e)	19,912	185,796
Equinor ASA	171,072	5,637,204
Europris ASA (e)	25,386	126,861
FLEX LNG, Ltd.	7,577	240,628
Frontline, Ltd.	19,675	216,479
Gjensidige Forsikring ASA	37,674	645,939
Golden Ocean Group, Ltd.	21,011	157,002
Grieg Seafood ASA	7,676	51,877
Hexagon Composites ASA (b)	16,673	36,315
Hexagon Purus ASA (b)	8,778	15,993
Kahoot! ASA (b)	53,536	99,622
Kongsberg Gruppen ASA	14,931	452,755
Leroy Seafood Group ASA	48,893	192,690
LINK Mobility Group Holding ASA (b)	53,360	33,539
Mowi ASA	70,801	899,833
Security Description	Shares	Value
MPC Container Ships ASA (b)	56,147	$93,548
NEL ASA (b)(c)	250,516	275,977
Nordic Semiconductor ASA (b)	28,101	370,869
Norsk Hydro ASA	240,989	1,292,090
Norway Royal Salmon ASA (b)	3,708	50,292
Norwegian Air Shuttle ASA (b)(c)	131,941	87,888
Nykode Therapeutics ASA (b)	19,435	42,734
Odfjell Drilling, Ltd. (b)	55,274	120,206
Orkla ASA	136,194	989,241
Protector Forsikring ASA	9,425	97,214
Salmar ASA	11,075	372,997
Schibsted ASA Class A	11,760	158,563
Schibsted ASA Class B	16,652	207,776
Selvaag Bolig ASA	6,732	19,614
SpareBank 1 Nord Norge	20,807	155,844
SpareBank 1 Oestlandet	5,849	57,689
SpareBank 1 SMN	29,179	297,514
SpareBank 1 SR-Bank ASA	30,613	286,546
Stolt-Nielsen, Ltd.	6,169	123,128
Storebrand ASA	91,645	633,958
Telenor ASA (c)	123,498	1,129,361
TGS ASA	25,936	316,744
Tomra Systems ASA	43,754	771,352
Veidekke ASA	21,229	158,678
Volue ASA (b)	18,171	49,167
Wallenius Wilhelmsen ASA	67,834	337,845
		23,305,567
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (c)	44,100	296,793
Credicorp, Ltd.	12,700	1,559,560
Hochschild Mining PLC	31,281	20,438
Intercorp Financial Services, Inc.	8,000	160,480
Southern Copper Corp.	14,200	636,728
		2,673,999
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	337,830	308,525
ACEN Corp.	1,729,780	164,645
Alliance Global Group, Inc.	450,900	63,214
AREIT, Inc.	100,200	58,071
Ayala Corp.	47,160	492,754
Ayala Land, Inc.	1,538,400	597,272
Bank of the Philippine Islands	434,547	661,874
BDO Unibank, Inc.	399,393	756,689
Bloomberry Resorts Corp. (b)	741,800	84,492
Cebu Air, Inc. (b)	4,500	2,829
Century Pacific Food, Inc.	145,200	55,727
Converge Information & Communications Technology Solutions, Inc. (b)	208,200	46,284

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Cosco Capital, Inc.	131,800	$8,841
D&L Industries, Inc.	337,900	38,582
DMCI Holdings, Inc.	571,200	95,962
Globe Telecom, Inc.	4,820	166,474
GT Capital Holdings, Inc.	17,217	121,824
International Container Terminal Services, Inc.	171,900	458,436
JG Summit Holdings, Inc.	515,090	368,257
Jollibee Foods Corp.	72,650	283,441
LT Group, Inc.	314,800	44,254
Manila Electric Co.	63,940	286,336
Manila Water Co., Inc.	223,300	51,956
Megaworld Corp.	1,365,000	47,334
Metro Pacific Investments Corp.	2,154,000	122,308
Metropolitan Bank & Trust Co.	379,496	312,993
Monde Nissin Corp. (e)	1,107,600	229,656
MREIT, Inc.	312,900	74,753
PLDT, Inc.	13,395	344,059
Puregold Price Club, Inc.	338,780	163,115
Robinsons Land Corp.	375,144	105,098
Robinsons Retail Holdings, Inc.	77,600	72,405
Security Bank Corp.	88,110	121,470
SM Investments Corp.	48,535	597,775
SM Prime Holdings, Inc.	1,854,000	950,089
Synergy Grid & Development Phils, Inc.	202,800	40,512
Universal Robina Corp.	280,030	543,470
Vista Land & Lifescapes, Inc.	108,000	2,959
Wilcon Depot, Inc.	99,300	53,998
		8,998,733
POLAND — 0.2%
Alior Bank SA (b)	22,775	105,642
Allegro.eu SA (b)(e)	56,940	245,835
Asseco Poland SA	9,859	137,744
Bank Handlowy w Warszawie SA	5,365	58,855
Bank Millennium SA (b)	87,519	58,516
Bank Polska Kasa Opieki SA	32,112	391,408
Budimex SA	1,698	78,735
CCC SA (b)	7,588	56,592
CD Projekt SA	10,175	204,496
Ciech SA (b)	2,728	17,479
Cyfrowy Polsat SA	52,228	168,567
Dino Polska SA (b)(e)	8,285	503,649
Enea SA (b)	20,497	25,559
Eurocash SA (b)	12,734	30,071
Grupa Azoty SA (b)	4,618	31,348
InPost SA (b)	39,810	231,538
Jastrzebska Spolka Weglowa SA (b)	9,529	63,242
KGHM Polska Miedz SA	23,461	411,198
KRUK SA	3,415	162,363
LiveChat Software SA	2,013	44,120
Security Description	Shares	Value
LPP SA	201	$314,694
mBank SA (b)	2,140	86,133
Neuca SA	233	30,900
Orange Polska SA	94,679	98,726
PGE Polska Grupa Energetyczna SA (b)	121,403	153,279
Polski Koncern Naftowy ORLEN SA	73,255	789,235
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	318,893	313,551
Powszechna Kasa Oszczednosci Bank Polski SA	157,558	690,775
Powszechny Zaklad Ubezpieczen SA	113,606	529,000
Santander Bank Polska SA	6,223	246,281
Tauron Polska Energia SA (b)	151,723	61,956
Warsaw Stock Exchange	6,425	42,532
XTB SA (e)	6,081	24,871
		6,408,890
PORTUGAL — 0.1%
Altri SGPS SA	11,642	58,764
Banco Comercial Portugues SA Class R (c)	1,431,520	170,258
Corticeira Amorim SGPS SA	4,689	41,801
CTT-Correios de Portugal SA (c)	16,915	44,862
EDP - Energias de Portugal SA	511,773	2,220,194
Galp Energia SGPS SA (c)	87,095	837,632
Greenvolt-Energias Renovaveis SA (b)	9,382	79,135
Jeronimo Martins SGPS SA	52,731	981,630
Navigator Co. SA	56,434	192,206
NOS SGPS SA	43,721	143,061
REN - Redes Energeticas Nacionais SGPS SA	60,188	142,246
Semapa-Sociedade de Investimento e Gestao	5,579	66,847
Sonae SGPS SA	135,316	109,096
		5,087,732
QATAR — 0.3%
Aamal Co.	543,233	143,730
Al Meera Consumer Goods Co. QSC	25,614	126,180
Barwa Real Estate Co.	230,600	216,568
Commercial Bank PQSC	545,703	1,050,585
Doha Bank QPSC	321,420	204,851
Gulf International Services QSC (b)	149,047	76,160
Gulf Warehousing Co.	42,346	50,980
Industries Qatar QSC	270,384	1,248,170
Masraf Al Rayan QSC	940,460	1,057,644
Medicare Group	24,653	46,579
Mesaieed Petrochemical Holding Co.	786,055	502,999

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Ooredoo QSC	134,267	$327,215
Qatar Aluminium Manufacturing Co.	488,793	220,360
Qatar Electricity & Water Co. QSC	91,976	442,485
Qatar Fuel QSC	87,092	447,903
Qatar Gas Transport Co., Ltd.	445,685	499,933
Qatar Insurance Co. SAQ	269,557	174,157
Qatar International Islamic Bank QSC	125,008	372,305
Qatar Islamic Bank SAQ	278,776	1,881,711
Qatar National Bank QPSC	778,359	4,236,324
Qatar National Cement Co. QSC	104,845	132,721
Qatar Navigation QSC	108,821	301,803
United Development Co. QSC	199,242	77,987
Vodafone Qatar QSC	302,258	127,917
		13,967,267
ROMANIA — 0.0% (a)
NEPI Rockcastle NV	92,026	412,699
RUSSIA — 0.0% (a)
Alrosa PJSC (b)(d)	330,200	—
Credit Bank of Moscow PJSC (b)(d)	2,707,900	—
Gazprom PJSC ADR (b)(d)(f)	164,129	—
Gazprom PJSC (d)	1,448,730	—
Globaltrans Investment PLC GDR (b)(d)	26,586	—
Inter RAO UES PJSC (d)	5,356,000	—
LUKOIL PJSC ADR (d)	6,598	—
LUKOIL PJSC (b)(d)	54,554	—
Magnit PJSC GDR (d)	4	—
Magnit PJSC (d)	10,601	—
MMC Norilsk Nickel PJSC (d)	9,503	—
Mobile TeleSystems PJSC ADR (d)	53,100	—
Mobile TeleSystems PJSC (d)	31,200	—
Moscow Exchange MICEX (b)(d)	191,435	—
Novatek PJSC GDR (d)	13,594	—
Novolipetsk Steel PJSC (b)(d)	224,930	—
Ozon Holdings PLC ADR (b)(d)	6,439	—
PhosAgro PJSC (b)(d)(f)	135	—
PhosAgro PJSC GDR (d)(f)	20,976	—
Polyus PJSC GDR (d)	1,062	—
Polyus PJSC (b)(d)	4,492	—
Rosneft Oil Co. PJSC (d)	169,478	—
Rostelecom PJSC (d)	100,000	—
Sberbank of Russia PJSC (b)(d)	1,586,024	—
Severstal PJSC (b)(d)	31,441	—
Sistema PJSFC GDR (b)(d)	40,100	—
Surgutneftegas PJSC (d)	888,900	—
Security Description	Shares	Value
Tatneft PJSC ADR (d)	3,048	$—
Tatneft PJSC (d)	187,335	—
TCS Group Holding PLC GDR (b)(d)	17,965	—
VK Co., Ltd. GDR (b)(d)	17,475	—
VTB Bank PJSC (b)(d)	437,390,000	—
X5 Retail Group NV GDR (d)	17,591	—
Yandex NV Class A (b)(d)	46,029	—
		—
SAUDI ARABIA — 1.3%
Abdullah Al Othaim Markets Co.	6,581	215,359
ACWA Power Co.	14,377	640,287
Advanced Petrochemical Co.	19,011	224,780
Al Hammadi Holding	27,000	320,270
Al Jouf Agricultural Development Co.	6,797	77,366
Al Moammar Information Systems Co.	3,626	90,808
Al Rajhi Bank (b)	340,552	7,290,603
Al Rajhi Co. for Co-operative Insurance (b)	4,209	104,597
Aldrees Petroleum & Transport Services Co.	6,835	122,388
Alinma Bank	167,594	1,603,147
AlKhorayef Water & Power Technologies Co.	1,564	53,297
Almarai Co. JSC	52,392	737,228
Almunajem Foods Co.	3,218	58,280
Alujain Corp.	7,396	95,123
Arab National Bank	101,125	822,593
Arabian Cement Co.	9,227	87,149
Arabian Contracting Services Co.	2,606	76,960
Arriyadh Development Co.	18,294	98,960
Astra Industrial Group	6,255	84,346
Bank AlBilad (b)	85,138	1,067,464
Bank Al-Jazira	59,962	356,711
Banque Saudi Fransi	102,622	1,133,665
Bupa Arabia for Cooperative Insurance Co.	9,718	432,952
City Cement Co.	6,348	35,714
Co. for Cooperative Insurance (b)	11,596	246,243
Dallah Healthcare Co.	7,407	309,563
Dar Al Arkan Real Estate Development Co. (b)	96,566	406,849
Delivery Hero SE (b)(e)	28,802	1,051,625
Dr Sulaiman Al Habib Medical Services Group Co.	15,642	861,134
Dur Hospitality Co. (b)	29,415	161,572
Eastern Province Cement Co.	9,470	112,251
Elm Co.	3,927	328,361
Emaar Economic City (b)	74,864	194,597
Etihad Etisalat Co.	65,556	617,804

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Fawaz Abdulaziz Al Hokair & Co. (b)	6,323	$31,071
Herfy Food Services Co. (b)	2,033	20,805
Jadwa REIT Saudi Fund	30,786	108,203
Jarir Marketing Co.	10,217	451,445
Leejam Sports Co. JSC	3,769	76,936
Maharah Human Resources Co.	2,209	35,967
Methanol Chemicals Co. (b)	5,913	50,366
Middle East Healthcare Co. (b)	11,802	84,588
Middle East Paper Co.	4,257	60,833
Mobile Telecommunications Co. (b)	86,172	260,607
Mouwasat Medical Services Co.	8,514	446,317
Najran Cement Co.	15,550	52,109
National Agriculture Development Co. (b)	20,791	140,766
National Gas & Industrialization Co.	6,570	97,744
National Industrialization Co. (b)	71,502	255,354
National Medical Care Co.	5,781	110,439
Northern Region Cement Co.	17,439	51,752
Qassim Cement Co.	8,869	182,715
Rabigh Refining & Petrochemical Co. (b)	74,321	271,317
Riyad Bank	234,564	1,969,077
Riyadh Cement Co.	13,985	118,668
SABIC Agri-Nutrients Co.	38,295	1,590,758
Sahara International Petrochemical Co.	64,237	702,411
Saudi Airlines Catering Co. (b)	7,183	135,393
Saudi Arabian Mining Co. (b)	153,992	2,815,546
Saudi Arabian Oil Co. (e)	432,614	4,118,478
Saudi Basic Industries Corp.	160,890	3,765,125
Saudi British Bank	160,660	1,661,288
Saudi Cement Co.	14,485	200,072
Saudi Ceramic Co.	7,008	72,135
Saudi Chemical Co. Holding	16,716	133,553
Saudi Co. For Hardware CJSC (b)	5,311	47,458
Saudi Electricity Co.	148,969	964,402
Saudi Fisheries Co. (b)	5,167	44,944
Saudi Ground Services Co. (b)	13,747	93,697
Saudi Industrial Investment Group	64,262	386,438
Saudi Investment Bank	80,181	362,035
Saudi Kayan Petrochemical Co. (b)	124,148	446,266
Saudi National Bank	381,248	6,361,304
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	69,989
Security Description	Shares	Value
Saudi Public Transport Co. (b)	5,953	$23,801
Saudi Real Estate Co. (b)	23,689	78,071
Saudi Research & Media Group (b)	6,257	314,322
Saudi Tadawul Group Holding Co.	5,891	313,143
Saudi Telecom Co.	268,149	2,791,531
Saudia Dairy & Foodstuff Co.	3,420	175,705
Savola Group	57,324	429,150
Seera Group Holding (b)	26,096	132,618
Sinad Holding Co. (b)	26,480	94,301
Southern Province Cement Co.	12,949	186,659
Theeb Rent A Car Co.	3,661	70,141
United Electronics Co.	5,677	165,069
United International Transportation Co.	1,592	18,589
Yamama Cement Co. (b)	14,880	113,197
Yanbu Cement Co.	10,069	99,418
Yanbu National Petrochemical Co.	41,495	505,476
		54,479,608
SINGAPORE — 1.1%
AEM Holdings, Ltd. (c)	42,600	117,961
AIMS APAC REIT	112,100	99,752
BOC Aviation, Ltd. (e)	29,300	207,129
BW LPG, Ltd. (e)	26,511	192,773
CapitaLand Ascott Trust	302,517	205,415
CapitaLand China Trust REIT	303,800	219,812
Capitaland India Trust	200,300	146,019
CapitaLand Integrated Commercial Trust REIT	918,929	1,223,494
Capitaland Investment, Ltd.	450,700	1,085,343
CapLand Ascendas REIT	581,874	1,086,415
CDL Hospitality Trusts Stapled Security	187,168	151,579
China Aviation Oil Singapore Corp., Ltd.	29,800	15,334
City Developments, Ltd.	71,500	377,169
ComfortDelGro Corp., Ltd.	324,400	297,615
DBS Group Holdings, Ltd.	323,368	7,487,626
Digital Core REIT Management Pte., Ltd. (c)	126,900	88,387
ESR-LOGOS REIT	871,720	214,809
Far East Hospitality Trust Stapled Security	140,900	57,216
Frasers Centrepoint Trust REIT	191,792	289,483
Frasers Hospitality Trust Stapled Security	135,000	45,160
Frasers Logistics & Commercial Trust REIT	467,339	399,370
Genting Singapore, Ltd.	1,010,200	549,492
Grab Holdings, Ltd. Class A (b)	239,300	629,359
Hafnia, Ltd.	47,788	195,366

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Haw Par Corp., Ltd.	18,800	$134,056
Hour Glass, Ltd.	39,800	58,014
iFAST Corp., Ltd. (c)	23,300	63,815
IGG, Inc. (b)	181,000	55,572
Japfa, Ltd.	47,400	18,224
Kenon Holdings, Ltd.	5,301	180,879
Keppel Corp., Ltd.	252,300	1,215,183
Keppel DC REIT	238,400	281,393
Keppel Infrastructure Trust	573,500	215,320
Keppel Pacific Oak US REIT	154,800	84,952
Keppel REIT	336,800	231,420
Lendlease Global Commercial REIT	315,527	167,342
Manulife US Real Estate Investment Trust	345,200	146,112
Mapletree Industrial Trust REIT	347,850	576,164
Mapletree Logistics Trust REIT (c)	569,247	615,648
Mapletree Pan Asia Commercial Trust REIT	407,968	486,163
Nanofilm Technologies International, Ltd. (c)	42,200	61,347
NetLink NBN Trust	466,600	294,287
Olam Group, Ltd.	198,325	179,822
OUE Commercial Real Estate Investment Trust	402,200	95,065
OUE, Ltd.	121,100	109,715
Oversea-Chinese Banking Corp., Ltd.	607,211	4,980,095
Parkway Life Real Estate Investment Trust	58,900	173,508
Prime US REIT	70,800	38,146
Raffles Medical Group, Ltd.	139,876	129,378
Riverstone Holdings, Ltd.	100,800	40,393
Sasseur Real Estate Investment Trust (c)	189,800	93,227
SATS, Ltd. (b)(c)	103,400	216,252
Sea, Ltd. ADR (b)	65,100	3,648,855
Sembcorp Industries, Ltd.	158,800	339,498
Sembcorp Marine, Ltd. (b)(c)	2,901,300	212,372
Sheng Siong Group, Ltd.	144,600	159,283
SIA Engineering Co., Ltd. (b)	37,900	58,895
Singapore Airlines, Ltd. (b)(c)	217,900	770,850
Singapore Exchange, Ltd.	148,500	975,132
Singapore Post, Ltd.	224,900	85,331
Singapore Technologies Engineering, Ltd.	481,700	1,197,887
Singapore Telecommunications, Ltd.	1,514,400	2,797,058
SPH REIT	120,000	75,146
Starhill Global REIT	195,208	73,295
StarHub, Ltd.	126,800	96,968
STMicroelectronics NV	122,077	3,792,268
Straits Trading Co., Ltd.	47,790	81,003
Suntec Real Estate Investment Trust	369,600	393,398
Security Description	Shares	Value
TDCX, Inc. ADR (b)	7,200	$67,464
United Overseas Bank, Ltd.	212,793	3,857,855
UOL Group, Ltd.	69,933	322,043
Venture Corp., Ltd.	44,600	507,264
Yangzijiang Financial Holding, Ltd. (b)	370,300	95,633
		45,931,068
SOUTH AFRICA — 1.1%
Absa Group, Ltd. (c)	151,528	1,482,382
AECI, Ltd.	27,750	133,219
African Rainbow Minerals, Ltd. (c)	19,779	269,098
Anglo American Platinum, Ltd.	9,843	703,062
Anglo American PLC	227,825	6,839,098
Aspen Pharmacare Holdings, Ltd.	73,292	545,519
Astral Foods, Ltd.	3,513	37,760
AVI, Ltd.	55,269	223,874
Barloworld, Ltd.	32,805	168,419
Bid Corp., Ltd.	58,277	904,092
Bidvest Group, Ltd. (c)	47,499	519,430
Capitec Bank Holdings, Ltd.	15,826	1,365,502
Clicks Group, Ltd.	44,641	709,040
Coronation Fund Managers, Ltd.	44,887	74,691
DataTec, Ltd.	46,750	114,440
Dis-Chem Pharmacies, Ltd. (e)	55,496	98,347
Discovery, Ltd. (b)	82,529	479,826
Distell Group Holdings, Ltd. (b)	30,902	296,511
DRDGOLD, Ltd.	44,155	24,287
Equites Property Fund, Ltd. REIT	160,356	143,649
Exxaro Resources, Ltd. (c)	39,817	445,346
FirstRand, Ltd.	910,399	3,060,706
Fortress REIT, Ltd. Class A, (b)	237,535	118,288
Foschini Group, Ltd.	59,911	392,151
Gold Fields, Ltd.	154,878	1,258,039
Growthpoint Properties, Ltd. REIT	577,671	378,953
Harmony Gold Mining Co., Ltd.	102,551	243,433
Hyprop Investments, Ltd. REIT	40,038	76,567
Impala Platinum Holdings, Ltd.	153,827	1,440,371
Investec Property Fund, Ltd. REIT	58,715	33,943
Investec, Ltd.	43,726	174,296
JSE, Ltd.	20,858	117,355
KAP Industrial Holdings, Ltd.	705,488	153,090
Kumba Iron Ore, Ltd.	12,546	268,027
Life Healthcare Group Holdings, Ltd.	263,521	252,927

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Massmart Holdings, Ltd. (b)	12,565	$42,073
Momentum Metropolitan Holdings	228,762	212,941
Motus Holdings, Ltd.	19,611	125,233
Mr. Price Group, Ltd.	41,367	396,903
MTN Group, Ltd.	305,598	2,030,637
MultiChoice Group	63,242	406,916
Naspers, Ltd. Class N	39,160	4,891,217
Nedbank Group, Ltd.	79,987	888,947
Netcare, Ltd.	174,105	132,856
Ninety One, Ltd.	38,097	74,148
Northam Platinum Holdings, Ltd. (b)	58,801	513,104
Oceana Group, Ltd.	11,307	33,507
Old Mutual, Ltd. (f)	463,081	250,617
Old Mutual, Ltd. (c)(f)	315,585	171,740
Omnia Holdings, Ltd.	27,807	104,140
Pepkor Holdings, Ltd. (e)	274,416	317,130
Pick n Pay Stores, Ltd.	59,699	184,287
PSG Konsult, Ltd.	104,097	62,380
Rand Merchant Investment Holdings, Ltd.	112,841	183,836
Redefine Properties, Ltd. REIT	1,014,002	200,290
Remgro, Ltd.	100,371	741,369
Resilient REIT, Ltd.	55,944	149,226
Reunert, Ltd.	15,137	36,469
Royal Bafokeng Platinum, Ltd.	20,752	164,819
Sanlam, Ltd.	326,035	928,745
Santam, Ltd.	7,575	104,730
Sappi, Ltd. (b)(c)	91,460	221,990
Sasol, Ltd.	102,722	1,618,144
Scatec ASA (e)	19,215	131,302
Shoprite Holdings, Ltd. (c)	90,553	1,088,756
Sibanye Stillwater, Ltd. (c)	491,679	1,136,667
SPAR Group, Ltd.	38,271	305,274
Standard Bank Group, Ltd. (c)	241,892	1,924,439
Steinhoff International Holdings NV (b)	418,971	40,841
Super Group, Ltd.	99,955	140,057
Telkom SA SOC, Ltd. (b)	39,144	101,059
Thungela Resources, Ltd. (c)	37,800	699,535
Tiger Brands, Ltd.	25,782	241,867
Transaction Capital, Ltd.	95,406	195,138
Truworths International, Ltd.	74,129	204,835
Vodacom Group, Ltd.	111,644	755,468
Vukile Property Fund, Ltd. REIT	94,716	65,119
Wilson Bayly Holmes-Ovcon, Ltd. (b)	5,617	26,629
Woolworths Holdings, Ltd. (c)	181,118	612,913
		46,404,031
SOUTH KOREA — 3.0%
ABLBio, Inc. (b)	7,302	103,843
Security Description	Shares	Value
Ace Technologies Corp. (b)	3,286	$12,029
Advanced Nano Products Co., Ltd.	1,228	67,614
Aekyung Industrial Co., Ltd.	3,641	29,551
AfreecaTV Co., Ltd.	1,389	60,709
Ahnlab, Inc.	2,297	98,195
Alteogen, Inc. (b)	4,543	142,201
Amicogen, Inc. (b)	3,467	48,676
Amorepacific Corp.	5,016	353,674
AMOREPACIFIC Group	4,655	86,495
Ananti, Inc. (b)(c)	6,092	23,666
AptaBio Therapeutics, Inc. (b)	3,499	32,094
Asiana Airlines, Inc. (b)	10,835	89,881
BGF retail Co., Ltd.	1,174	135,083
BH Co., Ltd.	3,403	60,363
Binex Co., Ltd. (b)	5,433	43,907
Bioneer Corp. (b)	5,103	87,486
BNC Korea Co., Ltd. (b)	9,320	40,334
BNK Financial Group, Inc.	51,708	215,895
Boryung	3,324	23,989
Bukwang Pharmaceutical Co., Ltd.	3,983	20,556
Cafe24 Corp. (b)	1,515	11,260
CANARIABIO, Inc.	1,594	24,758
Caregen Co., Ltd.	228	18,198
Cellivery Therapeutics, Inc. (b)	6,215	48,422
Celltrion Healthcare Co., Ltd.	15,071	706,180
Celltrion Pharm, Inc. (b)	2,793	123,623
Celltrion, Inc.	17,956	2,179,254
Chabiotech Co., Ltd. (b)	6,622	65,181
Cheil Worldwide, Inc.	9,959	156,990
Chong Kun Dang Pharmaceutical Corp.	668	36,427
Chunbo Co., Ltd.	931	114,223
CJ CGV Co., Ltd. (b)	2,246	23,149
CJ CheilJedang Corp.	1,299	370,601
CJ Corp.	1,847	89,055
CJ ENM Co., Ltd.	1,582	83,263
CJ Logistics Corp. (b)	1,096	68,754
CMG Pharmaceutical Co., Ltd. (b)	11,128	17,324
Com2uSCorp	2,104	112,128
ContentreeJoongAng Corp. (b)	978	17,932
Cosmax, Inc.	752	26,177
CosmoAM&T Co., Ltd. (b)	4,102	142,586
Coway Co., Ltd.	14,121	528,075
COWELL FASHION Co., Ltd.	12,628	46,088
Creative & Innovative System (b)	9,226	69,725
CS Wind Corp.	4,166	174,925
Cuckoo Homesys Co., Ltd.	1,764	34,463
Daeduck Electronics Co., Ltd.	8,563	125,458
Daejoo Electronic Materials Co., Ltd.	1,712	93,255
Daesang Corp.	4,987	74,753

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Daesung Holdings Co., Ltd.	839	$51,899
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	69,250
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	5,893	77,264
Daewoong Co., Ltd.	2,154	31,278
Daewoong Pharmaceutical Co., Ltd.	429	47,011
Daishin Securities Co., Ltd.	3,580	34,187
Danal Co., Ltd. (b)	15,211	60,201
Daou Technology, Inc.	6,450	76,194
Dawonsys Co., Ltd.	3,177	37,110
DB HiTek Co., Ltd.	7,593	194,967
DB Insurance Co., Ltd.	8,568	328,249
Dentium Co., Ltd.	795	46,003
Devsisters Co., Ltd.	551	16,733
DGB Financial Group, Inc.	26,545	128,701
DIO Corp. (b)	4,286	56,302
DL E&C Co., Ltd.	4,830	114,504
DL Holdings Co., Ltd.	2,132	84,744
DN Automotive Corp.	454	19,352
Dong-A Socio Holdings Co., Ltd.	363	25,584
Dong-A ST Co., Ltd.	542	18,763
Dongjin Semichem Co., Ltd.	5,592	101,888
DongKook Pharmaceutical Co., Ltd.	4,240	47,690
Dongkuk Steel Mill Co., Ltd.	14,784	110,120
Dongsuh Cos., Inc.	7,745	111,869
Dongwha Enterprise Co., Ltd. (b)	681	28,973
Doosan Bobcat, Inc.	7,232	142,314
Doosan Co., Ltd.	801	44,792
Doosan Enerbility Co., Ltd. (b)	71,135	698,765
Doosan Fuel Cell Co., Ltd. (b)	7,357	145,142
Doosan Tesna, Inc.	1,124	15,818
DoubleUGames Co., Ltd.	843	25,621
Douzone Bizon Co., Ltd.	2,524	54,372
Duk San Neolux Co., Ltd. (b)	1,243	27,204
Echo Marketing, Inc.	1,570	13,833
Ecopro BM Co., Ltd.	7,976	482,520
Ecopro Co., Ltd.	3,217	255,622
Ecopro HN Co., Ltd.	2,376	83,182
E-MART, Inc.	3,457	200,962
Enchem Co., Ltd. (b)	1,234	56,643
Eo Technics Co., Ltd.	1,483	60,009
Eoflow Co., Ltd. (b)	2,264	23,433
ESR Kendall Square REIT Co., Ltd.	16,720	58,746
Eubiologics Co., Ltd. (b)	4,833	38,846
Eugene Technology Co., Ltd.	1,603	22,183
F&F Co., Ltd.	2,987	283,297
Fila Holdings Corp.	7,424	160,612
Fine Semitech Corp.	3,085	23,191
Security Description	Shares	Value
Foosung Co., Ltd. (c)	13,563	$110,574
GC Cell Corp. (b)	1,225	39,300
GemVax & Kael Co., Ltd. (b)	3,211	26,557
GeneOne Life Science, Inc. (b)	11,851	78,037
Genexine, Inc. (b)	2,807	44,296
Giantstep, Inc. (b)	2,198	26,815
GOLFZON Co., Ltd.	868	64,913
Grand Korea Leisure Co., Ltd. (b)	3,328	33,860
Green Cross Corp.	671	57,493
Green Cross Holdings Corp.	5,248	59,356
GS Engineering & Construction Corp.	10,010	156,094
GS Holdings Corp.	7,291	211,077
GS Retail Co., Ltd.	6,723	119,468
HAESUNG DS Co., Ltd.	2,588	74,466
Hana Financial Group, Inc.	55,536	1,363,685
Hana Materials, Inc.	2,047	40,565
Hana Micron, Inc. (b)	5,811	36,641
Hana Tour Service, Inc. (b)	1,100	40,981
Hanall Biopharma Co., Ltd. (b)	2,599	23,969
Handsome Co., Ltd.	1,555	27,676
Hanil Cement Co., Ltd.	5,238	41,089
Hanjin Transportation Co., Ltd.	992	14,057
Hankook & Co. Co., Ltd	2,676	23,138
Hankook Tire & Technology Co., Ltd.	12,226	298,418
Hanmi Pharm Co., Ltd.	993	157,659
Hanmi Semiconductor Co., Ltd.	8,935	66,336
Hanon Systems	32,462	187,066
Hansae Co., Ltd.	2,164	20,030
Hansol Chemical Co., Ltd.	1,576	184,223
Hanssem Co., Ltd.	2,499	74,061
Hanwha Aerospace Co., Ltd.	10,677	456,048
Hanwha Corp.	6,452	109,225
Hanwha Investment & Securities Co., Ltd.	13,008	21,670
Hanwha Life Insurance Co., Ltd. (b)	31,079	44,973
Hanwha Solutions Corp. (b)	19,391	631,643
Hanwha Systems Co., Ltd. (c)	37,056	283,887
Harim Holdings Co., Ltd.	12,382	60,136
HD Hyundai Co., Ltd.	8,826	330,842
HDC Holdings Co., Ltd.	4,125	16,994
HDC Hyundai Development Co-Engineering & Construction Class E	6,351	45,543
Helixmith Co., Ltd. (b)	3,526	33,471
Hite Jinro Co., Ltd.	4,760	87,639
HK inno N Corp.	3,166	72,246
HL Mando Co., Ltd.	5,035	154,036

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
HLB Life Science Co., Ltd. (b)	12,524	$110,769
HLB, Inc. (b)	16,348	483,643
HMM Co., Ltd.	46,734	596,704
Hotel Shilla Co., Ltd.	5,093	253,303
Hugel, Inc.	1,296	91,646
Huons Co., Ltd.	1,600	35,356
HYBE Co., Ltd. (b)	3,136	291,444
Hyosung Advanced Materials Corp.	422	89,372
Hyosung Chemical Corp. (b)	809	63,966
Hyosung Corp.	858	41,720
Hyosung Heavy Industries Corp. (b)	563	23,179
Hyosung TNC Corp.	406	72,713
Hyundai Autoever Corp.	998	71,311
Hyundai Bioscience Co., Ltd. (b)	5,884	85,429
Hyundai Construction Equipment Co., Ltd.	2,085	46,137
Hyundai Department Store Co., Ltd.	2,120	80,026
Hyundai Doosan Infracore Co., Ltd. (b)	22,092	67,933
Hyundai Electric & Energy System Co., Ltd. (b)	3,621	79,789
Hyundai Elevator Co., Ltd.	2,938	45,661
Hyundai Engineering & Construction Co., Ltd.	17,107	443,678
Hyundai Glovis Co., Ltd.	4,136	465,500
Hyundai Greenfood Co., Ltd.	5,265	23,417
Hyundai Heavy Industries Co., Ltd. (b)	2,880	228,891
Hyundai Home Shopping Network Corp.	629	20,839
Hyundai Marine & Fire Insurance Co., Ltd.	11,464	233,397
Hyundai Mipo Dockyard Co., Ltd. (b)	3,738	266,148
Hyundai Mobis Co., Ltd.	11,012	1,453,622
Hyundai Motor Co.	25,276	3,084,646
Hyundai Motor Co. Preference Shares (f)	6,321	367,497
Hyundai Motor Co. Preference Shares (f)	4,833	282,552
Hyundai Rotem Co., Ltd. (b)	12,309	215,405
Hyundai Steel Co.	18,969	368,467
Hyundai Wia Corp.	2,354	97,695
Il Dong Pharmaceutical Co., Ltd. (b)	2,600	50,884
Iljin Hysolus Co., Ltd. (b)	3,038	61,682
Iljin Materials Co., Ltd.	3,327	116,315
Ilyang Pharmaceutical Co., Ltd.	1,234	15,355
Industrial Bank of Korea	47,306	312,838
Innocean Worldwide, Inc.	814	23,492
Innox Advanced Materials Co., Ltd.	3,006	55,172
Security Description	Shares	Value
Intellian Technologies, Inc.	1,615	$60,956
INTOPS Co., Ltd.	1,469	30,927
iNtRON Biotechnology, Inc. (b)	5,323	37,781
IS Dongseo Co., Ltd.	3,285	69,593
ITM Semiconductor Co., Ltd.	206	4,285
JB Financial Group Co., Ltd.	11,582	56,060
Jeju Air Co., Ltd. (b)	2,324	20,418
Jin Air Co., Ltd. (b)	2,445	27,288
JR Global Reit	58,381	183,417
Jusung Engineering Co., Ltd.	4,388	34,955
JW Pharmaceutical Corp.	1,532	18,721
JYP Entertainment Corp.	4,449	180,751
K Car Co., Ltd.	2,518	23,829
Kakao Corp.	57,662	2,268,967
Kakao Games Corp. (b)	5,672	166,429
KakaoBank Corp. (b)	19,249	266,651
Kangwon Land, Inc. (b)	16,728	273,110
KB Financial Group, Inc.	72,142	2,178,581
KCC Corp.	576	92,128
KCC Glass Corp.	1,162	32,222
KEPCO Engineering & Construction Co., Inc.	2,045	78,165
KEPCO Plant Service & Engineering Co., Ltd.	3,509	84,324
KG DONGBUSTEEL	4,738	27,187
Kginicis Co., Ltd.	2,409	19,704
Kia Corp.	48,478	2,412,845
KIWOOM Securities Co., Ltd.	2,328	121,865
KMW Co., Ltd. (b)	2,663	48,173
Koh Young Technology, Inc.	7,925	69,409
Kolmar BNH Co., Ltd.	790	12,347
Kolmar Korea Co., Ltd.	1,275	33,472
Kolon Industries, Inc.	2,530	73,935
KoMiCo, Ltd.	1,382	38,067
Komipharm International Co., Ltd. (b)	4,676	23,032
Korea Aerospace Industries, Ltd.	20,387	687,087
Korea Electric Power Corp. (b)	44,489	619,782
Korea Electric Terminal Co., Ltd.	599	25,890
Korea Investment Holdings Co., Ltd.	8,386	275,547
Korea Line Corp. (b)	17,625	23,756
Korea Petrochemical Ind Co., Ltd.	507	36,294
Korea Real Estate Investment & Trust Co., Ltd.	40,468	38,520
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	6,866	346,590
Korea United Pharm, Inc.	955	15,518
Korea Zinc Co., Ltd.	1,549	640,458
Korean Air Lines Co., Ltd. (b)	28,054	428,081
Korean Reinsurance Co.	8,166	44,591
Krafton, Inc. (b)	4,263	618,017

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
KT&G Corp.	19,489	$1,176,746
Kuk-il Paper Manufacturing Co., Ltd. (b)	33,444	46,928
Kukjeon Pharmaceutical Co., Ltd.	3,284	23,408
Kumho Petrochemical Co., Ltd.	3,498	280,059
Kumho Tire Co., Inc. (b)	10,539	24,318
Kyung Dong Navien Co., Ltd.	1,463	34,715
L&C Bio Co., Ltd.	1,326	21,976
L&F Co., Ltd. (b)	3,860	469,389
LB Semicon, Inc. (c)	6,795	33,267
LEENO Industrial, Inc.	3,095	266,264
LegoChem Biosciences, Inc. (b)	3,050	75,271
LG Chem, Ltd.	8,968	3,311,302
LG Chem, Ltd. Preference Shares	1,332	231,980
LG Corp.	16,352	838,770
LG Display Co., Ltd.	38,257	317,050
LG Electronics, Inc.	18,429	1,000,058
LG Energy Solution, Ltd. (b)	4,297	1,267,006
LG H&H Co., Ltd.	1,624	711,829
LG H&H Co., Ltd. Preference Shares	295	67,586
LG Hausys, Ltd.	1,772	40,023
LG Innotek Co., Ltd.	2,349	442,752
LG Uplus Corp.	38,245	285,988
LIG Nex1 Co., Ltd.	4,497	282,455
Lock&Lock Co., Ltd. (b)	10,907	51,207
Lotte Chemical Corp.	2,819	280,958
Lotte Chilsung Beverage Co., Ltd.	412	45,670
LOTTE Fine Chemical Co., Ltd.	2,494	97,118
LOTTE Himart Co., Ltd.	1,139	10,249
LOTTE Reit Co., Ltd.	26,435	90,307
Lotte Rental Co., Ltd.	2,023	43,657
Lotte Shopping Co., Ltd.	1,360	81,567
Lotte Tour Development Co., Ltd. (b)	3,330	24,878
LS Corp.	2,772	108,746
LS Electric Co., Ltd.	3,457	111,882
Lutronic Corp.	5,808	63,957
LX Holdings Corp. (b)	5,008	28,753
Lx International Corp.	14,247	384,508
LX Semicon Co., Ltd.	2,737	143,314
Mcnex Co., Ltd.	1,909	35,690
MedPacto, Inc. (b)	2,173	35,588
Medytox, Inc.	568	42,981
MegaStudyEdu Co., Ltd.	1,164	57,791
Meritz Financial Group, Inc.	5,854	84,449
Meritz Fire & Marine Insurance Co., Ltd.	8,340	170,726
Meritz Securities Co., Ltd.	69,541	176,918
Mezzion Pharma Co., Ltd. (b)	4,469	42,535
Security Description	Shares	Value
Mirae Asset Securities Co., Ltd.	47,797	$197,864
Myoung Shin Industrial Co., Ltd. (b)	3,805	45,555
Namhae Chemical Corp.	6,640	37,824
Naturecell Co., Ltd. (b)	12,479	103,156
NAVER Corp.	24,349	3,243,682
NCSoft Corp.	2,861	684,340
Neowiz (b)	1,925	49,025
NEPES Corp. (b)	1,564	17,437
Netmarble Corp. (e)	3,351	118,802
Nexon Games Co. Ltd. (b)	6,243	64,119
NH Investment & Securities Co., Ltd.	30,485	190,293
NHN Corp. (b)	3,708	55,132
NHN KCP Corp. (b)	2,299	17,613
NICE Holdings Co., Ltd.	2,514	21,634
NICE Information Service Co., Ltd.	10,100	93,777
NKMax Co., Ltd. (b)	9,231	80,868
NongShim Co., Ltd.	521	107,969
OCI Co., Ltd.	3,187	199,980
Orion Corp/Republic of Korea	3,799	271,683
Orion Holdings Corp.	5,222	53,724
Oscotec, Inc. (b)	4,726	60,477
Ottogi Corp.	114	36,632
Pan Ocean Co., Ltd.	41,685	129,914
Paradise Co., Ltd. (b)	4,113	43,828
Park Systems Corp.	526	35,299
Partron Co., Ltd.	11,769	61,684
Pearl Abyss Corp. (b)	4,665	150,171
People & Technology, Inc.	2,453	68,725
PharmaResearch Co., Ltd.	654	25,619
Pharmicell Co., Ltd. (b)	11,563	82,451
PI Advanced Materials Co., Ltd.	1,584	32,661
Poongsan Corp.	1,946	32,824
POSCO Chemtech Co., Ltd.	4,850	501,744
POSCO Holdings, Inc.	14,578	2,126,459
Posco ICT Co., Ltd.	6,124	25,633
Posco International Corp.	6,646	96,336
PSK, Inc.	2,330	23,177
RFHIC Corp.	1,320	18,413
S&S Tech Corp.	1,616	23,576
S&T Motiv Co., Ltd.	938	27,279
S-1 Corp.	3,092	124,543
Sam Chun Dang Pharm Co., Ltd. (b)	2,749	59,737
SAM KANG M&T Co., Ltd. (b)	5,577	81,911
Samsung Biologics Co., Ltd. (b)(e)	3,370	1,886,425
Samsung C&T Corp.	14,461	1,036,244
Samsung Electro-Mechanics Co., Ltd.	9,757	752,796
Samsung Electronics Co., Ltd. Preference Shares	148,502	4,823,773

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co., Ltd.	857,529	$31,487,815
Samsung Engineering Co., Ltd. (b)	26,286	413,789
Samsung Fire & Marine Insurance Co., Ltd.	5,335	682,338
Samsung Heavy Industries Co., Ltd. (b)	124,672	459,335
Samsung Life Insurance Co., Ltd.	15,990	692,599
Samsung SDI Co., Ltd.	10,037	3,775,352
Samsung SDS Co., Ltd.	6,033	480,460
Samsung Securities Co., Ltd.	12,058	256,687
Samwha Capacitor Co., Ltd.	848	17,739
Samyang Foods Co., Ltd.	591	43,535
Samyang Holdings Corp.	808	35,033
Sang-A Frontec Co., Ltd.	993	17,119
Sangsangin Co., Ltd.	7,698	39,383
SBW Life Sciences Co., Ltd. (b)	15,999	19,117
SD Biosensor, Inc.	4,873	89,832
Seah Besteel Holdings Corp.	1,754	19,723
Sebang Global Battery Co., Ltd.	1,623	44,829
Seegene, Inc. (c)	5,723	106,148
Seojin System Co., Ltd.	5,942	63,922
Seoul Semiconductor Co., Ltd.	9,084	63,681
Seoul Viosys Co., Ltd.	73	272
SFA Engineering Corp.	1,624	42,757
SFA Semicon Co., Ltd. (b)	9,437	27,014
SGC Energy Co., Ltd.	2,706	57,737
Shin Poong Pharmaceutical Co., Ltd. (b)	5,405	74,567
Shinhan Financial Group Co., Ltd.	86,304	2,004,768
Shinsegae International, Inc.	1,130	21,128
Shinsegae, Inc.	1,389	221,948
SillaJen, Inc. (b)(d)	6,523	27,584
SIMMTECH Co., Ltd. (c)	6,354	128,845
SK Biopharmaceuticals Co., Ltd. (b)	5,956	234,657
SK Bioscience Co., Ltd. (b)(c)	3,579	198,115
SK Chemicals Co., Ltd.	1,680	105,737
SK Discovery Co., Ltd.	2,244	46,474
SK Hynix, Inc.	98,810	5,651,950
SK IE Technology Co., Ltd. (b)(e)	3,749	135,425
SK Innovation Co., Ltd. (b)	9,612	952,527
SK Networks Co., Ltd.	13,470	37,057
SK Square Co., Ltd. (b)	17,912	446,967
SK, Inc.	6,708	890,636
SKC Co., Ltd.	3,596	207,735
SL Corp.	1,756	39,201
SM Entertainment Co., Ltd.	2,962	145,149
S-Oil Corp.	7,825	442,634
SOLUM Co., Ltd. (b)	3,572	46,723
Security Description	Shares	Value
Solus Advanced Materials Co, Ltd.	2,888	$59,401
Soulbrain Co., Ltd.	458	56,282
ST Pharm Co., Ltd.	2,098	119,654
Suheung Co., Ltd.	2,578	57,292
Taihan Electric Wire Co., Ltd. (b)	117,870	118,109
TES Co., Ltd.	1,592	16,740
TKG Huchems Co., Ltd.	1,984	25,998
Tokai Carbon Korea Co., Ltd.	499	30,352
TY Holdings Co., Ltd. (b)	1,741	14,575
Unid Co., Ltd.	1,167	67,489
UniTest, Inc. (b)	4,511	43,427
Value Added Technology Co., Ltd.	3,331	68,690
Vaxcell-Bio Therapeutics Co., Ltd. (b)	1,845	51,530
Vidente Co., Ltd. (b)	10,839	43,223
Webzen, Inc. (b)	4,173	42,740
Wemade Co., Ltd. (c)	3,116	97,842
WONIK IPS Co., Ltd.	5,486	84,089
Wonik QnC Corp.	1,915	26,840
Woori Financial Group, Inc.	106,211	788,212
Woori Technology Investment Co., Ltd. (b)	6,621	21,024
Wysiwyg Studios Co., Ltd. (b)	3,169	39,728
YG Entertainment, Inc.	2,609	87,436
Youngone Corp.	3,468	107,041
Yuanta Securities Korea Co., Ltd.	18,956	32,297
Yuhan Corp.	13,564	511,523
Yungjin Pharmaceutical Co., Ltd. (b)	22,295	40,699
Zinus, Inc.	1,755	42,281
		127,107,936
SPAIN — 1.4%
Acciona SA	4,289	753,509
Acerinox SA	44,014	349,873
ACS Actividades de Construccion y Servicios SA	40,310	905,369
Aena SME SA (b)(e)	13,909	1,442,881
Almirall SA	11,031	106,314
Amadeus IT Group SA (b)	80,323	3,722,464
AmRest Holdings SE (b)	7,136	25,285
Applus Services SA	23,743	133,395
Atresmedia Corp. de Medios de Comunicacion SA (c)	10,812	27,771
Audax Renovables SA (b)(c)	41,904	34,287
Banco Bilbao Vizcaya Argentaria SA	1,190,026	5,336,092
Banco de Sabadell SA	977,692	651,720
Banco Santander SA	3,039,391	7,069,466
Bankinter SA	117,134	657,424
Befesa SA (e)	6,414	194,568
CaixaBank SA	792,284	2,550,805

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Cellnex Telecom SA (e)	98,255	$3,029,592
Cia de Distribucion Integral Logista Holdings SA	9,577	174,459
CIE Automotive SA	7,659	158,527
Construcciones y Auxiliar de Ferrocarriles SA	3,468	78,402
ContourGlobal PLC (e)	21,412	60,145
Corp. Financiera Alba SA	3,061	130,594
Distribuidora Internacional de Alimentacion SA (b)(c)	3,493,966	40,626
Ebro Foods SA	11,588	168,710
EDP Renovaveis SA	53,717	1,104,516
eDreams ODIGEO SA (b)	11,015	43,991
Enagas SA	40,358	624,444
Ence Energia y Celulosa SA	35,434	105,447
Endesa SA	55,188	828,560
Faes Farma SA	47,020	170,264
Ferrovial SA	86,936	1,972,520
Fluidra SA (c)	20,810	311,919
Gestamp Automocion SA (e)	33,976	100,753
Global Dominion Access SA (e)	10,388	34,143
Grenergy Renovables SA (b)	1,485	45,120
Grifols SA (b)(c)	48,368	417,697
Grupo Catalana Occidente SA (b)	6,786	170,372
Iberdrola SA	1,060,372	9,883,064
Indra Sistemas SA	20,777	158,144
Industria de Diseno Textil SA	194,704	4,016,393
Inmobiliaria Colonial Socimi SA REIT	46,576	224,787
Laboratorios Farmaceuticos Rovi SA	2,832	121,658
Lar Espana Real Estate Socimi SA REIT	11,653	49,374
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	102,412	96,532
Mapfre SA	169,029	261,672
Mediaset Espana Comunicacion SA (b)	30,205	69,260
Melia Hotels International SA (b)	19,010	87,752
Merlin Properties Socimi SA REIT	55,292	426,468
Miquel y Costas & Miquel SA	5,388	61,324
Naturgy Energy Group SA (c)	42,917	992,419
Neinor Homes SA (b)(e)	7,187	65,280
Pharma Mar SA (c)	2,303	121,916
Prosegur Cash SA (b)(c)(e)	40,918	25,454
Prosegur Cia de Seguridad SA (b)	36,398	55,139
Red Electrica Corp. SA	70,189	1,076,652
Repsol SA (b)	257,043	2,952,282
Sacyr SA (c)	67,227	146,883
Siemens Gamesa Renewable Energy SA (b)	41,422	721,894
Security Description	Shares	Value
Solaria Energia y Medio Ambiente SA (b)	11,757	$184,843
Soltec Power Holdings SA (b)(c)	9,892	41,152
Talgo SA (c)(e)	13,014	31,567
Tecnicas Reunidas SA (b)(c)	8,804	51,705
Telefonica SA	937,646	3,098,512
Unicaja Banco SA (e)	219,193	197,561
Viscofan SA	6,409	350,211
		59,301,922
SWEDEN — 2.1%
AAK AB	31,446	415,778
AcadeMedia AB (e)	15,147	65,670
AddLife AB Class B	19,565	202,288
AddTech AB Class B	45,159	593,246
AFRY AB	15,012	188,841
Alfa Laval AB	50,444	1,250,877
Alimak Group AB (e)	6,075	32,462
Alleima AB (b)	36,821	115,465
Ambea AB (e)	8,959	31,358
Arjo AB Class B	34,989	128,301
Assa Abloy AB Class B	178,310	3,340,871
Atlas Copco AB Class A	478,465	4,447,085
Atlas Copco AB Class B	285,042	2,362,747
Atrium Ljungberg AB Class B	8,905	109,771
Attendo AB (b)(e)	18,258	32,614
Avanza Bank Holding AB	21,936	334,258
Axfood AB	18,129	415,366
Beijer Alma AB	6,867	89,752
Beijer Ref AB	40,431	497,155
Betsson AB Class B (b)	15,247	89,007
BHG Group AB (b)	28,436	36,382
BICO Group AB (b)(c)	11,389	30,027
Bilia AB Class A	14,418	164,452
BillerudKorsnas AB	46,642	547,597
BioArctic AB (b)(e)	4,185	102,270
BioGaia AB Class B	12,965	89,869
Biotage AB	10,569	157,530
Boliden AB (b)	46,911	1,449,378
Bonava AB Class B	28,567	66,726
Boozt AB (b)(c)(e)	10,974	57,157
Bravida Holding AB (e)	32,790	268,323
Bufab AB	6,983	125,809
Bure Equity AB	9,373	153,161
Calliditas Therapeutics AB Class B (b)(c)	5,556	41,870
Camurus AB (b)	6,510	150,665
Castellum AB (c)	45,381	508,486
Catena AB	6,047	179,427
Cellavision AB	1,868	42,505
Cibus Nordic Real Estate AB	9,643	125,661
Cint Group AB (b)	22,087	120,600
Clas Ohlson AB Class B	7,371	44,109
Cloetta AB Class B	28,896	45,680
Collector Bank AB (b)(c)	28,130	69,809

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Coor Service Management Holding AB (e)	14,679	$99,641
Corem Property Group AB Class B	130,068	97,822
Creades AB Class A (c)	14,930	92,239
Dios Fastigheter AB	13,711	86,494
Dometic Group AB (e)	62,228	319,122
Duni AB (b)	6,165	35,130
Dustin Group AB (e)	12,433	49,014
Electrolux AB Class B (c)	38,399	399,102
Electrolux Professional AB Class B	38,519	157,347
Elekta AB Class B	59,102	300,184
Embracer Group AB (b)(c)	112,917	669,289
Epiroc AB Class A	119,416	1,708,328
Epiroc AB Class B	70,047	883,281
EQT AB (c)	54,081	1,044,975
Essity AB Class B	110,475	2,182,661
Evolution AB (e)	32,783	2,591,451
Fabege AB	45,371	308,191
Fagerhult AB	9,751	32,862
Fastighets AB Balder Class B (b)	108,153	431,718
Fingerprint Cards AB Class B (b)(c)	101,594	51,150
Fortnox AB	82,794	318,207
GARO AB	6,475	56,927
Getinge AB Class B	39,743	679,659
Granges AB	17,145	109,950
H & M Hennes & Mauritz AB Class B (c)	133,810	1,237,104
Hemnet Group AB	9,812	124,511
Hexagon AB Class B	348,620	3,255,852
Hexatronic Group AB	27,906	260,470
Hexpol AB	42,119	345,459
HMS Networks AB	3,854	104,339
Holmen AB Class B	16,300	618,540
Hufvudstaden AB Class A	17,522	192,014
Humble Group AB (b)	18,881	15,612
Husqvarna AB Class B	84,931	470,812
Industrivarden AB Class A	24,301	489,492
Industrivarden AB Class C	29,790	594,146
Indutrade AB	47,340	767,863
Instalco AB	32,669	130,984
Intrum AB	10,843	136,284
Investment AB Latour Class B	23,938	396,079
Investment AB Oresund	3,443	32,055
Investor AB Class A	105,123	1,610,878
Investor AB Class B	315,506	4,603,677
INVISIO AB (c)	6,465	78,689
Inwido AB	14,516	114,156
JM AB	12,817	177,299
K-fast Holding AB (b)(c)	26,594	50,196
Kinnevik AB Class B (b)	43,770	573,653
KNOW IT AB	4,570	91,423
Security Description	Shares	Value
L E Lundbergforetagen AB Class B	13,205	$476,713
Lifco AB Class B	40,503	561,906
Lime Technologies AB	1,258	24,894
Lindab International AB	17,669	197,056
Loomis AB	12,140	299,217
MEKO AB	8,779	72,250
MIPS AB	4,971	147,567
Modern Times Group MTG AB Class B (b)	15,662	103,511
Munters Group AB (e)	26,942	188,467
Mycronic AB (c)	11,517	138,861
NCC AB Class B	12,107	87,120
New Wave Group AB Class B	6,356	83,715
Nibe Industrier AB Class B	271,211	2,419,295
Nobia AB	16,815	31,563
Nolato AB Class B	33,273	151,635
Nordnet AB publ	22,232	251,748
Note AB (b)	2,802	39,982
Nyfosa AB	32,732	188,994
OX2 AB (b)	13,288	99,549
Pandox AB (b)	13,848	146,615
Paradox Interactive AB	5,166	82,410
Peab AB Class B	29,673	141,967
Platzer Fastigheter Holding AB Class B	9,670	58,019
PowerCell Sweden AB (b)(c)	9,282	113,776
Ratos AB Class B	39,105	133,305
Re:NewCell AB (b)(c)	6,367	41,153
Resurs Holding AB (e)	16,411	30,143
Rvrc Holding AB	20,248	42,987
Saab AB Class B	12,967	404,016
Sagax AB Class B	31,704	521,951
Samhallsbyggnadsbolaget i Norden AB (c)	170,381	185,474
Samhallsbyggnadsbolaget i Norden AB Class D (c)	85,217	128,409
Sandvik AB	192,852	2,628,908
Scandic Hotels Group AB (b)(e)	24,676	70,576
Sdiptech AB Class B (b)	4,839	83,395
Sectra AB Class B (b)	20,742	230,462
Securitas AB Class B (c)	77,494	537,973
Sedana Medical AB (b)(c)	8,147	17,911
Skandinaviska Enskilda Banken AB Class A	291,865	2,781,731
Skanska AB Class B	59,111	735,691
SKF AB Class B (c)	71,915	963,430
SkiStar AB	6,323	62,945
SSAB AB Class A	51,377	226,188
SSAB AB Class B	105,219	448,394
Stillfront Group AB (b)	109,706	234,373
Storskogen Group AB Class B	248,688	199,515
Storytel AB (b)(c)	13,711	40,639
Surgical Science Sweden AB (b)	5,185	69,699

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Svenska Cellulosa AB SCA Class B	112,876	$1,432,244
Svenska Handelsbanken AB Class A	262,030	2,151,031
Svolder AB Class B	24,332	107,109
Sweco AB Class B	34,082	285,891
Swedbank AB Class A	164,049	2,153,297
SwedenCare AB	13,025	52,421
Swedish Match AB	273,298	2,703,426
Swedish Orphan Biovitrum AB (b)	29,349	567,233
Synsam AB	7,200	33,733
Tele2 AB Class B	98,314	848,419
Telefonaktiebolaget LM Ericsson Class B (c)	521,976	3,051,224
Telia Co. AB	492,533	1,418,554
Thule Group AB (c)(e)	20,155	401,299
Trelleborg AB Class B	42,027	788,471
Troax Group AB	8,337	117,589
Truecaller AB Class B (b)(c)	10,542	35,636
Vestum AB (b)(c)	24,617	27,576
Viaplay Group AB Class B (b)	12,682	246,371
Vimian Group AB (b)(c)	20,564	48,846
Vitec Software Group AB Class B	4,517	133,181
Vitrolife AB	10,484	148,568
VNV Global AB (b)	29,189	58,898
Volati AB	2,680	23,606
Volvo AB Class A	37,885	560,616
Volvo AB Class B	270,292	3,824,946
Volvo Car AB Class B (b)	111,911	485,622
Wallenstam AB Class B	67,760	246,348
Wihlborgs Fastigheter AB	49,775	299,051
XANO Industri AB Class B	2,000	18,743
Xvivo Perfusion AB (b)	4,152	50,048
		87,742,831
SWITZERLAND — 4.5%
ABB, Ltd.	294,733	7,628,780
Adecco Group AG	27,641	764,779
Alcon, Inc.	89,114	5,189,110
Allreal Holding AG	3,149	439,276
ALSO Holding AG (b)	1,176	174,682
APG SGA SA	139	23,638
Arbonia AG	9,785	112,153
Aryzta AG (b)	198,438	199,038
Autoneum Holding AG	465	38,972
Bachem Holding AG Class B (c)	5,345	336,996
Baloise Holding AG	7,892	1,010,908
Banque Cantonale Vaudoise (c)	4,858	460,749
Barry Callebaut AG	634	1,198,073
Basilea Pharmaceutica AG (b)(c)	1,356	54,660
Belimo Holding AG	1,710	630,497
Bell Food Group AG	471	103,714
Security Description	Shares	Value
BKW AG	3,406	$406,889
Bobst Group SA	1,422	112,755
Bossard Holding AG Class A	975	166,385
Bucher Industries AG	1,074	335,893
Burckhardt Compression Holding AG	438	163,985
Burkhalter Holding AG	1,578	119,603
Bystronic AG	232	124,850
Cembra Money Bank AG	5,790	411,648
Chocoladefabriken Lindt & Spruengli AG (f)	189	1,831,101
Chocoladefabriken Lindt & Spruengli AG (f)	19	1,896,850
Cie Financiere Richemont SA Class A	93,306	8,829,584
Clariant AG (b)(c)	39,354	630,195
Coltene Holding AG (b)	945	73,921
Comet Holding AG	1,578	227,595
Credit Suisse Group AG (b)	477,728	1,894,396
Daetwyler Holding AG Bearer Shares	1,529	244,360
DKSH Holding AG	5,769	419,621
dormakaba Holding AG (b)	543	183,683
Dottikon Es Holding AG (b)	400	80,305
Dufry AG (b)	12,421	378,034
EFG International AG (b)	13,125	103,584
Emmi AG	354	275,710
EMS-Chemie Holding AG	1,267	801,790
Flughafen Zurich AG (b)	3,377	500,383
Forbo Holding AG	192	208,116
Galenica AG (e)	8,886	645,078
Geberit AG	6,511	2,798,789
Georg Fischer AG	14,532	694,058
Givaudan SA	1,671	5,060,660
Gurit Holding AG Class BR (c)	850	62,019
Helvetia Holding AG	6,780	636,905
Holcim AG (b)(f)	90,573	3,720,970
Holcim AG (b)(f)	8,321	345,533
Huber + Suhner AG	2,858	226,235
Idorsia, Ltd. (b)(c)	18,148	235,467
Implenia AG (b)	1,966	62,730
Inficon Holding AG	249	166,852
Interroll Holding AG	101	192,343
Intershop Holding AG	240	151,425
IWG PLC (b)	131,265	183,865
Julius Baer Group, Ltd. (b)	40,198	1,758,569
Kardex Holding AG	1,062	141,150
Komax Holding AG	565	131,142
Kuehne + Nagel International AG (c)	9,522	1,943,809
Landis+Gyr Group AG (b)	4,733	258,104
LEM Holding SA	117	178,930
Leonteq AG	1,998	93,212
Logitech International SA (c)	32,113	1,471,781
Lonza Group AG	13,494	6,586,461
Medacta Group SA (e)	1,306	111,194

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Medartis Holding AG (b)(e)	947	$64,927
Mediclinic International PLC	78,189	428,582
Medmix AG (e)	7,663	133,388
Metall Zug AG Class B	20	36,576
Meyer Burger Technology AG (b)(c)	475,083	188,232
Mobilezone Holding AG	8,564	128,447
Mobimo Holding AG	1,701	370,441
Molecular Partners AG (b)(c)	5,131	33,652
Novartis AG	387,298	29,599,904
OC Oerlikon Corp. AG	26,781	171,858
Orior AG	1,109	76,945
Partners Group Holding AG	4,088	3,298,148
Peach Property Group AG (b)(c)	938	21,498
PSP Swiss Property AG	8,686	870,434
Rieter Holding AG (c)	687	58,530
Roche Holding AG Bearer Shares (c)	5,125	2,006,965
Roche Holding AG	125,395	40,921,767
Schindler Holding AG (f)	7,627	1,186,653
Schindler Holding AG (f)	4,286	647,391
Schweiter Technologies AG Bearer Shares (c)	187	138,796
Sensirion Holding AG (b)(e)	2,062	168,284
SFS Group AG	3,812	328,514
SGS SA	1,104	2,368,157
Siegfried Holding AG (b)	670	496,605
SIG Group AG (b)	55,171	1,122,985
Sika AG	26,404	5,320,195
Sonova Holding AG	9,303	2,052,322
St Galler Kantonalbank AG Class A	651	298,637
Stadler Rail AG (c)	8,340	229,625
Straumann Holding AG	19,394	1,778,193
Sulzer AG	2,810	162,054
Swatch Group AG Bearer Shares (f)	5,154	1,160,461
Swatch Group AG (f)	9,142	383,938
Swiss Life Holding AG	5,621	2,489,603
Swiss Prime Site AG	14,338	1,144,971
Swiss Steel Holding AG (b)(c)	113,731	25,421
Swisscom AG	4,896	2,298,213
Swissquote Group Holding SA	2,087	217,053
Tecan Group AG (b)	2,296	789,590
Temenos AG	11,249	760,260
TX Group AG	274	33,525
u-blox Holding AG (b)	976	118,489
UBS Group AG	628,751	9,144,602
Valiant Holding AG	2,833	269,138
Valora Holding AG (b)	1,473	389,108
VAT Group AG (b)(e)	4,625	940,884
Vetropack Holding AG	2,150	63,537
Vontobel Holding AG	4,700	252,971
V-ZUG Holding AG (b)	233	17,442
Ypsomed Holding AG	928	138,417
Security Description	Shares	Value
Zehnder Group AG	1,784	$90,468
Zur Rose Group AG (b)(c)	1,676	49,562
Zurich Insurance Group AG	26,657	10,653,280
		192,784,180
TAIWAN — 4.0%
91APP, Inc.	6,000	15,120
AcBel Polytech, Inc.	136,000	119,912
Accton Technology Corp.	85,000	725,007
Acer, Inc.	493,000	339,425
Actron Technology Corp.	14,000	67,193
ADATA Technology Co., Ltd.	43,000	69,721
Adimmune Corp. (b)	103,000	111,032
Advanced Ceramic X Corp.	15,000	72,175
Advanced Energy Solution Holding Co., Ltd.	4,000	79,709
Advanced Wireless Semiconductor Co.	14,000	26,571
Advantech Co., Ltd.	73,514	677,172
Alchip Technologies, Ltd.	13,000	351,342
Allied Supreme Corp.	6,000	62,441
Amazing Microelectronic Corp.	10,000	27,200
AmTRAN Technology Co., Ltd.	186,346	56,536
Andes Technology Corp.	6,000	73,700
AP Memory Technology Corp.	19,000	90,508
Apex International Co., Ltd.	25,000	38,969
Arcadyan Technology Corp.	25,487	76,080
Ardentec Corp.	43,000	56,159
ASE Technology Holding Co., Ltd.	568,325	1,412,911
Asia Cement Corp.	435,000	538,587
Asia Optical Co., Inc.	27,000	48,736
Asia Pacific Telecom Co., Ltd. (b)	482,000	98,554
Asia Polymer Corp.	43,860	39,001
Asia Vital Components Co., Ltd.	55,000	191,605
ASMedia Technology, Inc.	5,000	103,464
ASPEED Technology, Inc.	5,400	297,203
ASROCK, Inc.	12,000	32,016
Asustek Computer, Inc.	129,000	945,944
AUO Corp. (b)	1,421,000	650,308
AURAS Technology Co., Ltd.	20,000	88,606
Aurora Corp.	4,000	10,195
BES Engineering Corp.	141,000	36,045
Bizlink Holding, Inc.	22,000	193,255
Brighton-Best International Taiwan, Inc.	68,000	70,283
Capital Securities Corp.	222,000	73,473
Career Technology MFG. Co., Ltd. (b)	61,200	54,175
Catcher Technology Co., Ltd.	115,000	622,738
Cathay Financial Holding Co., Ltd.	1,400,523	1,755,322

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Cathay Real Estate Development Co., Ltd.	63,000	$31,760
Center Laboratories, Inc.	86,968	125,548
Century Iron & Steel Industrial Co., Ltd.	31,000	61,085
Chailease Holding Co., Ltd.	253,008	1,445,210
Chang Hwa Commercial Bank, Ltd.	922,574	496,991
Chang Wah Electromaterials, Inc.	39,000	38,376
Chang Wah Technology Co., Ltd.	155,000	139,688
Charoen Pokphand Enterprise	38,500	96,305
Cheng Loong Corp.	121,000	101,122
Cheng Shin Rubber Industry Co., Ltd.	312,000	349,602
Cheng Uei Precision Industry Co., Ltd.	59,000	62,824
Chia Hsin Cement Corp.	126,000	66,924
Chicony Electronics Co., Ltd.	144,491	373,996
Chicony Power Technology Co., Ltd.	16,000	33,574
China Airlines, Ltd.	434,000	266,868
China Bills Finance Corp.	81,000	37,575
China Development Financial Holding Corp.	2,688,908	1,011,162
China General Plastics Corp.	144,427	93,002
China Man-Made Fiber Corp. (b)	277,680	70,877
China Metal Products	76,000	70,205
China Motor Corp.	61,000	77,811
China Petrochemical Development Corp.	734,221	219,343
China Steel Chemical Corp.	20,000	66,848
China Steel Corp.	2,163,000	1,813,304
Chin-Poon Industrial Co., Ltd.	91,000	80,372
Chipbond Technology Corp.	91,000	144,077
ChipMOS Techinologies, Inc.	67,000	63,007
Chong Hong Construction Co., Ltd.	18,000	41,411
Chroma ATE, Inc.	62,000	348,833
Chun Yuan Steel Industry Co., Ltd.	61,000	28,115
Chung Hung Steel Corp.	220,000	145,424
Chung Hwa Pulp Corp.	235,000	116,637
Chung-Hsin Electric & Machinery Manufacturing Corp.	71,000	126,755
Chunghwa Precision Test Tech Co., Ltd.	3,000	36,094
Chunghwa Telecom Co., Ltd.	697,000	2,494,657
Cleanaway Co., Ltd.	14,000	76,797
Clevo Co.	43,000	42,445
Compal Electronics, Inc.	760,000	518,232
Compeq Manufacturing Co., Ltd.	146,000	206,685
Continental Holdings Corp.	110,000	104,241
Security Description	Shares	Value
Coretronic Corp.	42,000	$72,654
Co-Tech Development Corp.	25,000	29,547
CSBC Corp. Taiwan (b)	62,000	30,853
CTBC Financial Holding Co., Ltd.	3,242,009	2,016,861
CTCI Corp.	72,000	103,226
Cub Elecparts, Inc.	6,000	31,422
Darfon Electronics Corp.	24,000	29,700
Delta Electronics, Inc.	353,630	2,808,925
Dynapack International Technology Corp.	16,000	35,442
E Ink Holdings, Inc.	147,000	970,484
E.Sun Financial Holding Co., Ltd.	2,356,699	1,906,882
Eclat Textile Co., Ltd.	31,182	382,846
EirGenix, Inc. (b)	35,000	118,235
Elan Microelectronics Corp.	44,000	114,661
Elite Material Co., Ltd.	54,000	270,997
Elite Semiconductor Microelectronics Technology, Inc.	103,000	204,767
Elitegroup Computer Systems Co., Ltd. (b)	47,000	38,287
eMemory Technology, Inc.	12,000	424,755
Ennoconn Corp.	9,233	55,105
ENNOSTAR, Inc.	106,000	137,777
Episil Technologies, Inc.	51,579	152,050
Episil-Precision, Inc.	13,113	29,793
Eternal Materials Co., Ltd. (b)	120,000	113,836
Etron Technology, Inc.	40,945	43,362
Eva Airways Corp.	461,121	407,659
Ever Supreme Bio Technology Co., Ltd.	3,300	19,803
Evergreen International Storage & Transport Corp.	59,000	58,321
Evergreen Marine Corp. Taiwan, Ltd. (b)	174,673	796,408
EVERGREEN Steel Corp.	24,000	40,172
Everlight Chemical Industrial Corp.	57,000	32,324
Everlight Electronics Co., Ltd.	90,000	98,433
Far Eastern Department Stores, Ltd.	98,000	60,034
Far Eastern International Bank	351,965	122,690
Far Eastern New Century Corp.	550,620	559,042
Far EasTone Telecommunications Co., Ltd.	263,000	598,415
Faraday Technology Corp.	37,000	154,413
Farglory Land Development Co., Ltd.	76,000	137,207
Feng Hsin Steel Co., Ltd.	60,000	112,632
Feng TAY Enterprise Co., Ltd.	75,560	373,746
First Copper Technology Co., Ltd.	32,000	21,895

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
First Financial Holding Co., Ltd.	1,928,426	$1,574,268
Fitipower Integrated Technology, Inc.	26,992	78,554
FLEXium Interconnect, Inc. (b)	48,000	131,072
FocalTech Systems Co., Ltd.	43,000	82,003
Formosa Advanced Technologies Co., Ltd.	14,000	16,265
Formosa Chemicals & Fibre Corp.	634,000	1,375,167
Formosa International Hotels Corp. (b)	16,000	96,030
Formosa Petrochemical Corp.	217,000	564,005
Formosa Plastics Corp.	739,000	2,011,535
Formosa Sumco Technology Corp.	21,000	89,562
Formosa Taffeta Co., Ltd.	154,000	130,853
Foxconn Technology Co., Ltd.	237,180	341,258
Foxsemicon Integrated Technology, Inc.	19,000	109,825
Fubon Financial Holding Co., Ltd.	1,309,656	2,048,061
Fulgent Sun International Holding Co., Ltd.	21,000	104,723
Fusheng Precision Co., Ltd.	9,000	51,547
General Interface Solution Holding, Ltd.	29,000	69,536
Genesys Logic, Inc.	26,000	70,939
Genius Electronic Optical Co., Ltd.	14,396	155,695
Getac Holdings Corp.	81,000	107,436
Giant Manufacturing Co., Ltd.	46,000	296,143
Gigabyte Technology Co., Ltd.	88,000	243,331
Global Brands Manufacture, Ltd.	72,000	57,150
Global Mixed Mode Technology, Inc.	7,000	26,503
Global PMX Co., Ltd.	12,000	64,414
Global Unichip Corp.	18,000	331,024
Globalwafers Co., Ltd.	35,000	399,225
Gold Circuit Electronics, Ltd. (b)	62,100	180,703
Goldsun Building Materials Co., Ltd.	181,715	136,856
Gourmet Master Co., Ltd.	30,000	99,285
Grand Pacific Petrochemical	177,000	97,180
Grape King Bio, Ltd.	29,000	122,000
Great Tree Pharmacy Co., Ltd.	7,542	65,477
Great Wall Enterprise Co., Ltd.	86,688	121,228
Greatek Electronics, Inc.	75,000	116,131
Gudeng Precision Industrial Co., Ltd.	5,375	47,332
Hannstar Board Corp.	33,000	30,162
Security Description	Shares	Value
HannStar Display Corp.	325,000	$116,887
Highwealth Construction Corp.	165,233	202,593
Hiwin Technologies Corp.	44,034	243,826
Holtek Semiconductor, Inc.	33,000	68,825
Holy Stone Enterprise Co., Ltd.	18,000	49,111
Hon Hai Precision Industry Co., Ltd.	2,243,320	7,183,373
Hota Industrial Manufacturing Co., Ltd.	33,841	97,256
Hotai Finance Co., Ltd.	18,000	56,994
Hotai Motor Co., Ltd.	51,000	914,253
Hsin Kuang Steel Co., Ltd.	44,000	46,927
HTC Corp. (b)	120,000	205,313
Hua Nan Financial Holdings Co., Ltd.	1,519,528	1,060,111
Huaku Development Co., Ltd.	52,000	148,136
IBF Financial Holdings Co., Ltd.	429,957	156,196
Innodisk Corp.	7,206	36,514
Innolux Corp. (b)	1,774,000	577,861
International CSRC Investment Holdings Co.	70,000	42,623
International Games System Co., Ltd.	18,000	202,929
Inventec Corp.	466,000	334,996
ITE Technology, Inc.	18,000	33,093
ITEQ Corp.	36,188	66,472
Jentech Precision Industrial Co., Ltd.	10,999	131,350
Kenda Rubber Industrial Co., Ltd.	56,000	56,167
Kerry TJ Logistics Co., Ltd.	23,000	27,254
Kindom Development Co., Ltd.	36,300	28,868
King Slide Works Co., Ltd.	10,000	148,208
King Yuan Electronics Co., Ltd.	152,000	146,900
King's Town Bank Co., Ltd.	220,000	232,770
Kinik Co.	21,000	79,473
Kinpo Electronics	141,000	59,066
Kinsus Interconnect Technology Corp.	61,000	176,717
KMC Kuei Meng International, Inc.	6,000	26,396
Kung Long Batteries Industrial Co., Ltd.	19,000	82,472
Land Mark Optoelectronics Corp.	11,000	48,958
Largan Precision Co., Ltd.	19,000	995,998
Lien Hwa Industrial Holdings Corp.	161,238	256,914
Lite-On Technology Corp.	390,419	783,051
Longchen Paper & Packaging Co., Ltd.	185,000	85,022
Lotes Co., Ltd.	13,000	311,410

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Lotus Pharmaceutical Co., Ltd. (b)	26,000	$132,614
Macronix International Co., Ltd.	316,000	308,131
Makalot Industrial Co., Ltd.	44,077	253,421
Marketech International Corp.	10,000	33,961
MediaTek, Inc.	274,000	4,728,255
Medigen Vaccine Biologics Corp. (b)	38,041	95,073
Mega Financial Holding Co., Ltd.	2,029,816	1,985,948
Mercuries Life Insurance Co., Ltd. (b)	440,402	86,901
Merida Industry Co., Ltd.	41,000	231,773
Merry Electronics Co., Ltd.	23,491	62,889
Microbio Co., Ltd.	61,515	127,860
Micro-Star International Co., Ltd.	112,000	377,006
Mitac Holdings Corp.	125,160	106,235
momo.com, Inc.	10,200	170,218
Namchow Holdings Co., Ltd.	43,000	60,276
Nan Kang Rubber Tire Co., Ltd. (b)	67,000	78,450
Nan Ya Plastics Corp.	854,000	1,792,042
Nan Ya Printed Circuit Board Corp.	36,000	211,606
Nantex Industry Co., Ltd.	69,000	77,566
Nanya Technology Corp.	251,000	384,648
Nien Made Enterprise Co., Ltd.	26,000	205,254
Novatek Microelectronics Corp.	101,000	691,256
Nuvoton Technology Corp.	44,000	148,155
O-Bank Co., Ltd.	312,000	80,976
OBI Pharma, Inc. (b)	27,467	61,585
Oneness Biotech Co., Ltd. (b)	36,000	285,109
Oriental Union Chemical Corp.	62,000	33,799
Pan Jit International, Inc.	62,000	110,378
Pan-International Industrial Corp.	108,000	111,086
PChome Online, Inc.	17,000	25,757
Pegatron Corp.	348,000	638,721
Pegavision Corp.	3,000	34,745
Phison Electronics Corp.	25,000	206,852
Pixart Imaging, Inc.	30,000	80,293
Pou Chen Corp.	366,000	327,157
Powerchip Semiconductor Manufacturing Corp.	498,000	445,063
Powertech Technology, Inc.	116,000	281,078
Poya International Co., Ltd.	9,241	113,954
President Chain Store Corp.	102,000	905,031
President Securities Corp.	86,320	40,222
Primax Electronics, Ltd.	87,000	173,825
Prince Housing & Development Corp.	113,000	39,525
Qisda Corp.	262,000	223,162
Security Description	Shares	Value
Quanta Computer, Inc.	514,000	$1,244,228
Radiant Opto-Electronics Corp.	94,000	296,938
Raydium Semiconductor Corp.	9,000	61,086
RDC Semiconductor Co., Ltd. (b)	12,000	109,197
Realtek Semiconductor Corp.	80,000	675,367
Rexon Industrial Corp., Ltd.	41,000	38,330
RichWave Technology Corp.	23,781	72,514
Ruentex Development Co., Ltd.	186,457	299,717
Ruentex Industries, Ltd.	136,295	218,370
Run Long Construction Co., Ltd.	24,380	45,601
San Fu Chemical Co., Ltd.	6,000	22,437
Sanyang Motor Co., Ltd.	55,000	66,128
SDI Corp.	35,000	115,885
Sensortek Technology Corp.	2,000	14,183
Sercomm Corp.	27,000	66,703
Sesoda Corp.	45,000	58,632
Shanghai Commercial & Savings Bank, Ltd.	614,649	948,884
Shihlin Paper Corp. (b)	42,000	69,014
Shin Kong Financial Holding Co., Ltd.	2,149,889	553,361
Shin Zu Shing Co., Ltd.	18,742	53,065
Shinkong Insurance Co., Ltd.	53,000	81,080
Shinkong Synthetic Fibers Corp.	122,000	63,756
Shiny Chemical Industrial Co., Ltd.	13,750	49,110
Sigurd Microelectronics Corp.	67,078	89,432
Simplo Technology Co., Ltd.	25,000	206,847
Sinbon Electronics Co., Ltd.	37,000	307,324
Sincere Navigation Corp.	89,000	50,743
Sino-American Silicon Products, Inc.	84,000	343,137
SinoPac Financial Holdings Co., Ltd.	1,782,933	967,406
Sinyi Realty, Inc.	36,000	33,044
Sitronix Technology Corp.	16,000	82,203
Soft-World International Corp.	32,000	70,882
Solar Applied Materials Technology Corp.	100,205	93,698
Sonix Technology Co., Ltd.	17,000	25,985
Speed Tech Corp.	15,000	23,799
Sporton International, Inc.	19,550	144,481
St Shine Optical Co., Ltd.	6,000	42,570
Standard Foods Corp.	51,417	61,848
Sunny Friend Environmental Technology Co., Ltd.	8,000	38,053
Sunplus Technology Co., Ltd.	58,000	40,908
Supreme Electronics Co., Ltd.	134,893	144,172
Synnex Technology International Corp.	223,550	370,322

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Systex Corp.	16,000	$34,994
T3EX Global Holdings Corp.	13,000	25,741
TA Chen Stainless Pipe	243,822	288,417
Ta Ya Electric Wire & Cable	94,340	53,924
Taichung Commercial Bank Co., Ltd.	537,948	222,362
TaiDoc Technology Corp. (b)	5,000	25,747
Taigen Biopharmaceuticals Holdings, Ltd. (b)	126,000	60,346
TaiMed Biologics, Inc. (b)	47,000	94,345
Tainan Spinning Co., Ltd.	115,000	59,647
Taishin Financial Holding Co., Ltd.	1,846,056	793,620
Taiwan Business Bank	1,031,910	407,713
Taiwan Cement Corp.	1,096,590	1,167,883
Taiwan Cogeneration Corp.	192,000	207,569
Taiwan Cooperative Financial Holding Co., Ltd.	1,781,892	1,467,090
Taiwan Fertilizer Co., Ltd.	111,000	191,856
Taiwan Glass Industry Corp.	164,000	89,647
Taiwan High Speed Rail Corp.	360,000	322,431
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	265,825
Taiwan Mask Corp.	23,000	39,752
Taiwan Mobile Co., Ltd.	323,000	972,130
Taiwan Paiho, Ltd.	32,000	59,340
Taiwan Secom Co., Ltd.	50,000	158,763
Taiwan Semiconductor Co., Ltd.	36,000	93,111
Taiwan Semiconductor Manufacturing Co., Ltd.	4,408,000	58,429,763
Taiwan Shin Kong Security Co., Ltd.	33,000	40,510
Taiwan Surface Mounting Technology Corp.	30,000	78,053
Taiwan TEA Corp. (b)	240,000	157,461
Taiwan Union Technology Corp.	35,000	49,060
Taiwan-Asia Semiconductor Corp.	53,000	55,670
Tanvex BioPharma, Inc. (b)	16,536	25,725
Tatung Co., Ltd. (b)	283,000	282,797
TCI Co., Ltd.	24,000	93,935
Teco Electric and Machinery Co., Ltd.	246,000	217,250
Test Research, Inc.	44,000	85,788
Thinking Electronic Industrial Co., Ltd.	26,000	94,731
Ton Yi Industrial Corp.	184,000	104,229
Tong Hsing Electronic Industries, Ltd. (b)	34,599	179,863
Tong Yang Industry Co., Ltd.	58,000	87,922
Topco Scientific Co., Ltd.	38,000	184,438
Topkey Corp.	8,000	39,229
TPK Holding Co., Ltd.	77,000	76,170
Transcend Information, Inc.	21,000	42,571
Security Description	Shares	Value
Tripod Technology Corp.	109,000	$319,505
TSEC Corp. (b)	64,069	72,740
TSRC Corp.	58,000	47,332
TTY Biopharm Co., Ltd.	22,000	50,290
Tung Ho Steel Enterprise Corp.	70,560	109,545
Tung Thih Electronic Co., Ltd.	19,000	105,349
TXC Corp.	39,000	87,932
U-Ming Marine Transport Corp.	67,000	76,813
Unimicron Technology Corp.	232,000	849,284
Union Bank Of Taiwan	405,976	189,586
Uni-President Enterprises Corp.	875,880	1,852,304
United Integrated Services Co., Ltd.	32,000	150,755
United Microelectronics Corp. (b)	2,160,000	2,417,249
United Renewable Energy Co., Ltd. (b)	223,571	151,057
Universal Cement Corp.	119,000	76,751
Universal Vision Biotechnology Co., Ltd.	5,250	46,454
UPC Technology Corp.	80,000	30,732
UPI Semiconductor Corp.	12,000	90,666
USI Corp.	244,000	157,244
Vanguard International Semiconductor Corp.	189,000	382,897
VIA Labs, Inc.	6,000	33,334
Via Technologies, Inc.	23,000	56,873
Visual Photonics Epitaxy Co., Ltd.	20,000	35,455
Voltronic Power Technology Corp.	11,200	492,582
Wafer Works Corp.	70,290	86,300
Wah Lee Industrial Corp.	18,360	48,145
Walsin Lihwa Corp.	440,816	556,768
Walsin Technology Corp.	43,000	100,395
Wan Hai Lines, Ltd.	119,570	249,427
Win Semiconductors Corp.	51,000	195,968
Winbond Electronics Corp.	451,000	278,484
Wisdom Marine Lines Co., Ltd.	77,000	124,824
Wistron Corp.	609,842	508,772
Wistron NeWeb Corp.	67,000	171,298
Wiwynn Corp.	14,000	353,783
WPG Holdings, Ltd.	285,480	416,935
WT Microelectronics Co., Ltd.	59,000	108,662
XinTec, Inc.	26,000	77,884
Xxentria Technology Materials Corp.	32,000	60,409
Yageo Corp. (b)	84,766	715,509
Yang Ming Marine Transport Corp.	300,000	576,363
YC INOX Co., Ltd.	86,531	74,006
YFY, Inc.	199,000	147,825
Yieh Phui Enterprise Co., Ltd.	109,200	46,064

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Yuanta Financial Holding Co., Ltd.	1,819,946	$1,116,109
Yulon Finance Corp.	31,699	142,532
Yulon Motor Co., Ltd.	71,205	91,759
YungShin Global Holding Corp.	30,000	37,472
Zhen Ding Technology Holding, Ltd.	114,000	377,998
		169,903,731
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	72,690	1,000,050
Helios Towers PLC (b)(c)	99,024	124,416
		1,124,466
THAILAND — 0.7%
Absolute Clean Energy PCL	844,500	60,002
Advanced Info Service PCL	190,700	985,856
AEON Thana Sinsap Thailand PCL	10,400	45,355
Airports of Thailand PCL (b)	687,300	1,321,030
Amata Corp. PCL	98,300	48,472
AP Thailand PCL	621,274	156,471
Asia Aviation PCL NVDR (b)(c)	2,785,646	211,540
Asia Sermkij Leasing PCL	74,700	66,343
Asset World Corp. PCL	1,538,800	236,613
B Grimm Power PCL	246,100	220,198
Bangchak Corp. PCL	206,300	161,343
Bangkok Airways PCL (b)(c)	214,800	68,905
Bangkok Aviation Fuel Services PCL (b)	60,400	51,241
Bangkok Chain Hospital PCL (c)	162,000	76,447
Bangkok Commercial Asset Management PCL	256,500	110,162
Bangkok Dusit Medical Services PCL Class F	1,741,000	1,361,599
Bangkok Expressway & Metro PCL (c)	1,223,100	298,317
Bangkok Land PCL	1,469,600	38,182
Bangkok Life Assurance PCL NVDR	355,700	318,263
Banpu PCL (c)	1,252,332	408,369
Banpu Power PCL (c)	91,700	35,007
BCPG PCL	256,000	62,439
BEC World PCL	129,900	35,815
Berli Jucker PCL	355,900	309,006
Beyond Securities PCL (b)	1,193,200	433,373
BTS Group Holdings PCL	1,137,300	250,254
Bumrungrad Hospital PCL	100,500	604,812
Carabao Group PCL Class F	35,300	79,781
Central Pattana PCL	339,300	586,939
Central Plaza Hotel PCL (b)	56,800	73,786
Central Retail Corp. PCL	261,025	273,343
CH Karnchang PCL (c)	146,300	84,165
Charoen Pokphand Foods PCL	661,000	438,096
Security Description	Shares	Value
Chularat Hospital PCL Class F	887,900	$86,624
CK Power PCL	64,900	8,689
Com7 PCL Class F	169,000	129,931
CP ALL PCL	962,000	1,434,584
Delta Electronics Thailand PCL	48,600	842,640
Dhipaya Group Holdings PCL	51,400	76,310
Ditto Thailand PCL	246,600	451,098
Dohome PCL (c)	101,520	36,065
Dynasty Ceramic PCL	1,066,900	75,803
Eastern Polymer Group PCL Class F	280,400	73,965
Electricity Generating PCL	49,100	214,780
Energy Absolute PCL	280,013	655,121
Esso Thailand PCL (c)	1,060,600	359,907
Forth Corp. PCL	364,300	490,144
GFPT PCL	131,000	51,052
Global Power Synergy PCL Class F	102,500	173,234
Gulf Energy Development PCL	529,620	737,143
Gunkul Engineering PCL	705,600	98,208
Hana Microelectronics PCL (c)	82,100	79,989
Home Product Center PCL	853,900	305,611
Ichitan Group PCL	565,100	130,339
Indorama Ventures PCL	243,000	251,246
Intouch Holdings PCL Class F	161,900	312,254
IRPC PCL	1,621,600	134,130
Jasmine International PCL (b)	363,100	25,221
Jay Mart PCL	49,300	60,775
JMT Network Services PCL Class F	77,000	139,323
Kasikornbank PCL	50,000	190,880
KCE Electronics PCL (c)	142,900	163,850
Kerry Express Thailand PCL (b)	312,900	159,270
Khon Kaen Sugar Industry PCL (c)	729,800	75,843
Kiatnakin Phatra Bank PCL	25,400	46,295
Krung Thai Bank PCL	504,100	223,183
Krungthai Card PCL	130,200	198,476
Land & Houses PCL	1,449,800	342,079
Major Cineplex Group PCL	75,245	35,308
MBK PCL (b)	118,664	50,964
Mega Lifesciences PCL	50,300	61,675
Minor International PCL (b)	533,617	374,890
MK Restaurants Group PCL	80,900	124,932
Muangthai Capital PCL	89,200	85,724
Ngern Tid Lor PCL	215,385	154,173
Origin Property PCL Class F	286,100	76,607
Osotspa PCL	292,600	211,383
Plan B Media PCL Class F (b)	288,360	53,513
Polyplex Thailand PCL	78,500	50,779

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Precious Shipping PCL	112,500	$41,755
Prima Marine PCL	400,500	61,052
Pruksa Holding PCL	44,000	13,998
PSG Corp. PCL (b)	1,214,200	50,538
PTG Energy PCL	109,300	46,363
PTT Exploration & Production PCL	224,700	956,107
PTT Global Chemical PCL	325,300	357,899
PTT Oil & Retail Business PCL	1,143,500	780,624
PTT PCL	1,637,000	1,475,557
Quality Houses PCL	981,000	55,656
R&B Food Supply PCL	72,100	23,702
Ratch Group PCL	162,900	177,065
Ratchthani Leasing PCL	447,000	49,535
Regional Container Lines PCL (c)	47,800	36,750
RS PCL	263,100	104,626
Sabuy Technology PCL	557,900	193,756
Sansiri PCL (c)	1,966,900	59,966
SC Asset Corp. PCL	489,700	48,035
SCB X PCL	486,900	1,342,460
SCG Packaging PCL (c)	260,600	359,258
Siam Cement PCL	124,765	1,078,298
Siam City Cement PCL	8,800	35,695
Siamgas & Petrochemicals PCL (c)	242,200	68,063
Singer Thailand PCL	40,400	41,503
Singha Estate PCL (b)	705,600	34,045
Sino-Thai Engineering & Construction PCL	104,500	31,583
SPCG PCL	112,855	44,579
Sri Trang Agro-Industry PCL	199,100	102,928
Sri Trang Gloves Thailand PCL (c)	169,000	51,076
Srisawad Corp. PCL	142,200	162,105
Star Petroleum Refining PCL	208,500	58,592
STARK Corp. PCL (b)	2,551,600	275,995
Supalai PCL	161,300	80,821
Super Energy Corp. PCL	7,329,200	134,071
Synnex Thailand PCL (c)	185,800	82,753
Thai Oil PCL (b)	175,657	238,664
Thai Union Group PCL Class F	372,800	184,819
Thai Vegetable Oil PCL	91,960	71,310
Thaifoods Group PCL	726,300	110,716
Thanachart Capital PCL	32,400	33,285
Thonburi Healthcare Group PCL	111,000	190,542
Thoresen Thai Agencies PCL	197,200	39,994
Tipco Asphalt PCL	85,400	37,357
Tisco Financial Group PCL	54,200	133,273
TOA Paint Thailand PCL	51,700	45,231
TPI Polene PCL	1,118,800	50,126
TPI Polene Power PCL	409,400	38,205
TQM Alpha PCL	37,200	38,462
True Corp. PCL (c)	1,685,112	225,605
Security Description	Shares	Value
TTW PCL (c)	540,600	$141,886
VGI PCL (c)	967,590	102,608
Vibhavadi Medical Center PCL	655,500	48,659
WHA Corp. PCL	1,082,500	101,018
WHA Utilities and Power PCL	351,200	37,243
		30,011,346
TURKEY — 0.1%
Akbank T.A.S.	621,050	378,221
Aksa Akrilik Kimya Sanayii A/S	23,402	71,995
Aksa Enerji Uretim A/S	50,919	101,297
Alarko Holding A/S	15,060	47,492
Anadolu Efes Biracilik Ve Malt Sanayii A/S	86,118	185,594
Aselsan Elektronik Sanayi Ve Ticaret A/S	95,465	150,205
BIM Birlesik Magazalar A/S	83,621	521,884
Coca-Cola Icecek A/S	17,365	125,887
Dogan Sirketler Grubu Holding A/S	36,502	9,427
Eldorado Gold Corp. (b)(c)	31,800	193,246
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	158,361	32,522
Enerjisa Enerji AS (e)	1,575	1,464
Eregli Demir ve Celik Fabrikalari TAS	257,348	400,243
Ford Otomotiv Sanayi A/S	11,273	198,072
Gubre Fabrikalari TAS (b)	1,906	12,956
Haci Omer Sabanci Holding A/S	140,790	194,803
Hektas Ticaret TAS (b)	62,164	194,305
Is Gayrimenkul Yatirim Ortakligi A/S REIT (b)	50,870	16,793
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	198,426	126,942
KOC Holding A/S	122,202	296,678
Koza Altin Isletmeleri A/S	14,405	140,982
Koza Anadolu Metal Madencilik Isletmeleri A/S (b)	31,169	44,581
Mavi Giyim Sanayi Ve Ticaret A/S Class B (e)	11,962	46,161
Migros Ticaret A/S (b)	17,677	96,003
Otokar Otomotiv Ve Savunma Sanayi A/S	1,806	54,925
Oyak Cimento Fabrikalari AS (b)	22,885	16,691
Pegasus Hava Tasimaciligi A/S (b)	5,541	70,489
Petkim Petrokimya Holding A/S (b)	532,531	356,699
Sok Marketler Ticaret AS (b)	45,420	50,482
TAV Havalimanlari Holding A/S (b)	24,973	84,615
Tekfen Holding A/S	45,605	71,776

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Turk Hava Yollari AO (b)	91,754	$347,485
Turk Traktor ve Ziraat Makineleri A/S	3,717	55,884
Turkcell Iletisim Hizmetleri A/S	214,504	227,365
Turkiye Is Bankasi A/S Class C	914,354	367,273
Turkiye Petrol Rafinerileri AS (b)	20,112	312,199
Turkiye Sinai Kalkinma Bankasi A/S (b)	312,500	41,299
Turkiye Sise ve Cam Fabrikalari A/S	221,419	303,610
Ulker Biskuvi Sanayi A/S (b)	157,977	174,329
		6,122,874
UKRAINE — 0.0% (a)
Ferrexpo PLC	80,085	106,882
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	436,546	1,070,795
Abu Dhabi Islamic Bank PJSC	209,621	515,843
Abu Dhabi National Oil Co. for Distribution PJSC	752,291	909,363
Agthia Group PJSC	198,700	256,418
Air Arabia PJSC	303,107	171,624
Al Waha Capital PJSC	320,607	123,076
AL Yah Satellite Communications Co-Pjsc-Yah Sat	324,632	239,272
Aldar Properties PJSC	599,952	684,889
Amanat Holdings PJSC	296,164	76,443
Aramex PJSC	90,000	93,601
Borr Drilling, Ltd. (b)(c)	21,830	73,492
Dana Gas PJSC	494,580	127,193
Dubai Investments PJSC	239,259	151,110
Dubai Islamic Bank PJSC	567,901	921,340
Emaar Properties PJSC	675,525	1,059,999
Emirates NBD Bank PJSC	364,564	1,274,787
Emirates Telecommunications Group Co. PJSC	586,305	3,726,608
First Abu Dhabi Bank PJSC	755,719	3,665,638
National Central Cooling Co. PJSC	153,945	118,339
Network International Holdings PLC (b)(e)	89,178	301,635
Ras Al Khaimah Ceramics	70,256	56,115
		15,617,580
UNITED KINGDOM — 7.3%
3i Group PLC	178,919	2,147,876
888 Holdings PLC (b)	47,272	48,871
A.G. Barr PLC	16,160	82,014
Abcam PLC (b)	40,269	601,151
Abrdn PLC	399,268	610,627
Admiral Group PLC	31,222	663,120
Security Description	Shares	Value
Advanced Medical Solutions Group PLC	26,844	$73,117
AJ Bell PLC	51,401	153,067
Alliance Pharma PLC	64,517	39,971
Alpha FX Group PLC	4,602	87,333
Alphawave IP Group PLC Class WI (b)	35,904	55,230
AO World PLC (b)(c)	62,970	30,325
Argo Blockchain PLC (b)(c)	89,807	32,193
Ascential PLC (b)	64,330	146,391
Ashmore Group PLC	105,285	229,850
Ashtead Group PLC	79,683	3,577,744
ASOS PLC (b)(c)	11,344	71,326
Associated British Foods PLC	63,944	893,264
Assura PLC REIT	503,547	301,291
Aston Martin Lagonda Global Holdings PLC (b)(c)(e)	126,124	165,292
AstraZeneca PLC	277,558	30,504,944
Auction Technology Group PLC (b)	18,907	149,457
Auto Trader Group PLC (e)	176,256	999,335
Avacta Group PLC (b)(c)	46,115	54,670
AVEVA Group PLC	21,992	758,603
Aviva PLC	501,386	2,149,881
Avon Protection PLC (c)	3,300	41,406
B&M European Value Retail SA	169,841	577,539
Babcock International Group PLC (b)	45,637	140,892
BAE Systems PLC	546,709	4,802,537
Balfour Beatty PLC	104,474	357,337
Barclays PLC	2,986,899	4,751,493
Barratt Developments PLC	184,479	697,067
Beazley PLC	109,150	680,245
Bellway PLC	23,031	433,732
Berkeley Group Holdings PLC	18,282	667,791
Biffa PLC (e)	54,624	251,224
Big Yellow Group PLC REIT	29,533	349,435
Bodycote PLC	30,467	158,216
boohoo Group PLC (b)(c)	194,856	78,107
BP PLC	3,450,800	16,485,555
Breedon Group PLC	243,700	144,106
Bridgepoint Group PLC (c)(e)	125,115	262,572
British American Tobacco PLC	384,270	13,775,882
British Land Co. PLC REIT	171,424	663,837
Britvic PLC	42,169	335,795
BT Group PLC (c)	1,431,468	1,923,891
Bunzl PLC	60,549	1,849,536
Burberry Group PLC	71,835	1,434,617
Bytes Technology Group PLC	33,800	158,394
Capita PLC (b)	230,579	63,604
Capital & Counties Properties PLC REIT	126,173	149,720
Capricorn Energy PLC (b)	68,350	186,933

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Central Asia Metals PLC	51,544	$124,859
Centrica PLC	1,057,586	829,705
Ceres Power Holdings PLC (b)(c)	23,094	93,209
Chemring Group PLC	45,439	142,481
Civitas Social Housing PLC REIT (c)	94,438	68,945
CK Hutchison Holdings, Ltd.	465,024	2,560,455
Clarkson PLC	3,903	113,894
Close Brothers Group PLC	23,586	242,712
CLS Holdings PLC REIT	22,420	34,927
CMC Markets PLC (c)(e)	21,347	51,872
CNH Industrial NV	179,214	2,004,988
Coats Group PLC	249,140	140,614
Coca-Cola Europacific Partners PLC	27,100	1,155,002
Coca-Cola Europacific Partners PLC	11,838	508,391
Compass Group PLC	317,425	6,319,277
Computacenter PLC	16,351	352,823
ConvaTec Group PLC (e)	268,725	610,560
Countryside Partnerships PLC (b)(e)	85,221	189,046
Craneware PLC	6,020	129,698
Cranswick PLC	9,377	278,499
Crest Nicholson Holdings PLC	47,279	95,929
Croda International PLC	25,587	1,827,116
Currys PLC	208,183	130,595
Custodian REIT PLC	48,411	53,231
CVS Group PLC	15,156	288,707
Darktrace PLC (b)(c)	37,037	120,940
DCC PLC	16,898	877,360
Dechra Pharmaceuticals PLC	19,754	573,547
Deliveroo PLC (b)(e)	144,741	136,950
Derwent London PLC REIT	22,196	500,633
Diageo PLC	408,190	17,178,287
Diploma PLC	20,395	523,940
Direct Line Insurance Group PLC	243,899	503,089
Domino's Pizza Group PLC	66,407	165,014
Dr. Martens PLC	98,966	242,426
Drax Group PLC	73,791	490,841
DS Smith PLC	266,655	753,943
Dunelm Group PLC	17,593	143,365
easyJet PLC (b)	50,026	163,192
Elementis PLC (b)	110,056	110,002
EMIS Group PLC	9,755	204,803
Empiric Student Property PLC REIT	78,997	75,662
EnQuest PLC (b)	246,882	72,539
Entain PLC	106,272	1,270,351
Ergomed PLC (b)	3,965	51,192
Essentra PLC	43,641	88,104
Euromoney Institutional Investor PLC	22,562	360,664
Experian PLC	164,988	4,828,542
Security Description	Shares	Value
FD Technologies PLC (b)	2,570	$40,853
Fevertree Drinks PLC (c)	15,380	142,299
Firstgroup PLC	134,723	156,804
Forterra PLC (e)	29,434	76,886
Frasers Group PLC (b)	35,574	266,571
Frontier Developments PLC (b)(c)	5,571	83,110
Future PLC	18,885	272,957
Games Workshop Group PLC	5,583	356,917
Gamma Communications PLC	12,118	141,399
GB Group PLC	36,644	246,681
Genuit Group PLC	40,497	131,060
Genus PLC	10,664	309,318
Go-Ahead Group PLC (b)	6,764	116,733
Grafton Group PLC CDI	35,657	264,631
Grainger PLC	123,401	316,004
Great Portland Estates PLC REIT	36,666	178,733
Greatland Gold PLC (b)(c)	854,395	69,148
Greggs PLC	16,071	303,514
Gym Group PLC (b)(e)	21,918	26,914
Haleon PLC (b)	909,505	2,835,169
Halfords Group PLC	57,823	85,074
Halma PLC	66,860	1,503,502
Hammerson PLC REIT (c)	619,708	123,140
Harbour Energy PLC	76,148	377,968
Hargreaves Lansdown PLC (c)	69,110	661,721
Hays PLC	271,715	306,161
Helical PLC	16,644	66,144
Hill & Smith Holdings PLC	10,999	111,141
Hiscox, Ltd.	63,612	623,974
Home Reit PLC	160,701	162,887
HomeServe PLC (b)	52,277	688,634
Hotel Chocolat Group PLC (b)	15,284	20,559
Howden Joinery Group PLC	95,883	535,534
HSBC Holdings PLC	3,592,349	18,596,502
Hunting PLC	13,720	35,762
Ibstock PLC (e)	111,679	203,512
IG Group Holdings PLC	79,080	670,034
IMI PLC	48,050	594,057
Impact Healthcare Reit PLC	79,956	91,575
Impax Asset Management Group PLC	15,084	87,296
Imperial Brands PLC	159,956	3,288,414
Inchcape PLC	70,960	537,189
Indivior PLC (b)	116,804	370,261
Informa PLC	263,359	1,504,995
IntegraFin Holdings PLC	50,848	124,762
InterContinental Hotels Group PLC	32,956	1,586,866
Intermediate Capital Group PLC	52,817	569,636
Intertek Group PLC	27,723	1,137,193

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Investec PLC	112,124	$454,470
IP Group PLC	167,453	111,035
ITM Power PLC (b)(c)	81,487	93,865
ITV PLC	758,313	478,432
J D Wetherspoon PLC (b)	16,884	75,167
J Sainsbury PLC	305,313	591,131
JD Sports Fashion PLC	424,784	467,870
JET2 PLC (b)	26,401	202,035
John Wood Group PLC (b)	116,196	164,057
Johnson Matthey PLC	31,873	643,345
Johnson Service Group PLC	54,408	47,651
Judges Scientific PLC	534	43,516
Jupiter Fund Management PLC	87,814	90,038
Just Eat Takeaway.com NV (b)(e)	27,964	433,593
Just Eat Takeaway.com NV (b)(e)	5,995	93,379
Just Group PLC	193,247	119,959
Kainos Group PLC	12,651	181,754
Kape Technologies PLC (b)	29,246	87,168
Keller Group PLC	10,427	72,817
Kier Group PLC (b)	60,227	45,424
Kingfisher PLC	372,227	905,878
Lancashire Holdings, Ltd.	47,161	260,107
Land Securities Group PLC REIT	126,870	732,923
Learning Technologies Group PLC	80,767	94,578
Legal & General Group PLC	1,063,956	2,539,072
Liontrust Asset Management PLC	10,791	87,371
Lloyds Banking Group PLC	12,434,817	5,619,118
London Stock Exchange Group PLC	59,077	4,987,866
LondonMetric Property PLC REIT	171,038	333,172
Luceco PLC (e)	24,414	22,471
LXI REIT PLC	498,892	688,574
M&G PLC	453,823	835,809
Man Group PLC	247,695	613,174
Marks & Spencer Group PLC (b)	371,549	405,199
Marlowe PLC (b)(c)	10,000	89,304
Marshalls PLC	41,468	135,447
Marston's PLC (b)	220,998	87,924
Melrose Industries PLC	778,331	870,109
Micro Focus International PLC ADR (c)	15,603	88,937
Micro Focus International PLC	37,034	213,499
Mitchells & Butlers PLC (b)	30,869	39,384
Mitie Group PLC	231,544	160,550
Moneysupermarket.com Group PLC	105,401	217,464
Moonpig Group PLC (b)	56,524	99,647
Security Description	Shares	Value
Morgan Advanced Materials PLC	51,435	$130,336
Morgan Sindall Group PLC	9,417	153,566
National Express Group PLC (b)	80,953	151,314
National Grid PLC	648,642	6,675,688
NatWest Group PLC	955,258	2,378,746
NCC Group PLC	91,183	219,906
Next Fifteen Communications Group PLC	13,086	113,046
Next PLC	24,157	1,281,865
Ninety One PLC (c)	69,121	140,431
Numis Corp. PLC	10,220	26,468
Ocado Group PLC (b)(c)	100,622	522,058
On the Beach Group PLC (b)(e)	30,014	33,547
OSB Group PLC	77,148	358,900
Oxford Biomedica PLC (b)	16,489	63,779
Oxford Nanopore Technologies PLC (b)(c)	52,966	149,369
Pagegroup PLC	52,735	216,647
Pan African Resources PLC	328,869	64,313
Pantheon Resources PLC (b)(c)	117,330	135,871
Paragon Banking Group PLC	36,461	159,507
Pearson PLC	121,503	1,160,044
Pennon Group PLC	50,701	442,278
Persimmon PLC	55,628	760,613
Petrofac, Ltd. (b)(c)	91,326	102,967
Pets at Home Group PLC	85,111	248,077
Phoenix Group Holdings PLC	128,793	749,903
Picton Property Income, Ltd. REIT	95,313	90,864
Playtech PLC (b)	51,033	249,968
Polar Capital Holdings PLC	9,057	41,958
Premier Foods PLC	118,527	126,093
Primary Health Properties PLC REIT	209,484	265,380
Provident Financial PLC	54,404	101,239
PRS REIT PLC	80,000	83,767
PZ Cussons PLC	23,269	50,413
QinetiQ Group PLC	92,876	338,848
Quilter PLC (e)	221,932	227,229
Rank Group PLC (b)	31,507	23,987
Rathbones Group PLC	10,212	186,954
Reach PLC	36,256	28,027
Reckitt Benckiser Group PLC	127,884	8,474,433
Redde Northgate PLC	40,263	130,117
Redrow PLC	56,797	250,029
Regional REIT, Ltd. (e)	91,945	65,586
RELX PLC (f)	324,112	7,918,139
RELX PLC (f)	17,043	415,209
Renewi PLC (b)	10,000	62,686
Renishaw PLC	5,895	228,582
Rentokil Initial PLC	335,674	1,778,832
Restaurant Group PLC (b)	136,741	44,543
Restore PLC	14,057	58,081

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Rightmove PLC	150,084	$800,504
Rolls-Royce Holdings PLC (b)	1,447,435	1,108,270
Rotork PLC	188,695	489,595
Royal Mail PLC	128,369	261,238
RS GROUP PLC	84,297	899,658
RWS Holdings PLC	47,351	169,145
S4 Capital PLC (b)	60,873	98,057
Sabre Insurance Group PLC (e)	28,770	31,152
Safestore Holdings PLC REIT	44,314	412,326
Saga PLC (b)(c)	12,850	12,732
Sage Group PLC	179,943	1,386,435
Savills PLC	22,943	201,351
Schroders PLC	133,870	575,286
Segro PLC REIT	224,213	1,870,381
Senior PLC	88,720	115,875
Serco Group PLC	191,010	331,236
Serica Energy PLC	48,012	199,420
Severn Trent PLC	44,435	1,161,341
Shaftesbury PLC REIT	38,149	155,824
SIG PLC (b)	86,698	29,034
Smart Metering Systems PLC	22,755	204,227
Smith & Nephew PLC	153,195	1,767,899
Smiths Group PLC	63,450	1,056,648
Softcat PLC	24,242	318,384
Spectris PLC	21,478	648,873
Spirax-Sarco Engineering PLC	13,617	1,564,966
Spire Healthcare Group PLC (b)(e)	49,079	117,695
Spirent Communications PLC	99,712	289,976
SSE PLC	188,748	3,186,482
SSP Group PLC (b)	147,667	308,965
St James's Place PLC	96,904	1,103,313
Standard Chartered PLC	451,598	2,823,910
SThree PLC	15,499	59,312
Strix Group PLC (c)	66,747	91,647
Subsea 7 SA	40,804	322,040
Supermarket Income REIT PLC (c)	191,212	228,052
Synthomer PLC	64,629	76,122
Target Healthcare REIT PLC	83,000	84,777
Tate & Lyle PLC	64,390	485,380
Taylor Wimpey PLC	584,732	569,248
Team17 Group PLC (b)	19,803	82,235
Telecom Plus PLC	13,020	249,120
Tesco PLC	1,367,506	3,137,820
THG PLC (b)(c)	119,883	50,057
TORM PLC Class A	8,442	172,213
TP ICAP Group PLC	125,488	274,561
Trainline PLC (b)(e)	75,381	265,655
Travis Perkins PLC	35,961	308,621
Tritax Big Box REIT PLC	343,467	518,201
Trustpilot Group PLC (b)(e)	68,222	56,700
Tyman PLC	34,370	74,847
Security Description	Shares	Value
UK Commercial Property REIT, Ltd.	128,022	$85,367
Unilever PLC	456,500	20,054,040
UNITE Group PLC REIT	60,170	571,141
United Utilities Group PLC	131,081	1,294,024
Urban Logistics REIT PLC (c)	64,877	93,725
Vesuvius PLC	33,163	114,539
Victoria PLC (b)(c)	17,044	84,286
Victrex PLC	15,021	277,237
Virgin Money UK PLC	247,301	339,200
Vistry Group PLC	37,963	249,607
Vodafone Group PLC	4,764,451	5,331,175
Volex PLC	20,809	56,679
Volution Group PLC	36,823	119,425
Warehouse Reit PLC	89,420	107,805
Watkin Jones PLC	28,675	48,399
Weir Group PLC	48,387	748,921
WH Smith PLC (b)	22,750	299,882
Whitbread PLC	34,606	877,012
Wickes Group PLC	69,428	92,413
Wincanton PLC	20,380	66,535
Workspace Group PLC REIT	24,084	107,073
WPP PLC	206,039	1,700,509
Yellow Cake PLC (b)(e)	28,106	125,397
YouGov PLC	17,034	166,975
Young & Co's Brewery PLC Class A	2,735	28,454
		310,982,633
UNITED STATES — 2.4%
5E Advanced Materials, Inc. CDI (b)	41,102	53,646
Argonaut Gold, Inc. (b)	167,500	51,199
Bausch Health Cos., Inc. (b)(c)	49,000	340,206
Brookfield Renewable Corp. Class A	23,300	765,447
BRP, Inc. (c)	6,367	394,286
Burford Capital, Ltd.	31,785	234,680
Carnival PLC (b)(c)	25,556	159,071
CyberArk Software, Ltd. (b)	7,283	1,092,013
Diversified Energy Co. PLC	130,010	188,234
Eagle Hospitality Trust (b)(d)	112,600	—
Energy Fuels, Inc. (b)(c)	29,700	182,214
Ferguson PLC	38,558	3,998,694
Fiverr International, Ltd. (b)(c)	5,800	177,422
GSK PLC	732,085	10,570,910
Inmode, Ltd. (b)	11,600	337,676
James Hardie Industries PLC CDI	82,320	1,625,317
JBS SA	135,800	630,688
Legend Biotech Corp. ADR (b)	7,900	322,320
Maxeon Solar Technologies, Ltd. (b)	4,600	109,342
MDA, Ltd. (b)	7,400	39,045

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Nestle SA	502,949	$54,533,018
Parade Technologies, Ltd.	13,000	238,882
PolyPeptide Group AG (b)(e)	2,241	65,472
Primo Water Corp.	27,900	351,682
QIAGEN NV (b)	42,034	1,749,770
REC Silicon ASA (b)	36,713	61,343
Reliance Worldwide Corp., Ltd. (c)	130,292	284,956
Resolute Forest Products, Inc. (b)	7,600	152,769
Rhi Magnesita NV	6,075	113,522
Schneider Electric SE	97,207	10,975,119
Signify NV (e)	20,698	532,494
Sims, Ltd.	32,754	281,413
Sinch AB (b)(c)(e)	110,553	146,562
Stellantis NV (f)	119,689	1,414,965
Stellantis NV (f)	274,588	3,242,229
Swiss Re AG	53,587	3,962,093
Taro Pharmaceutical Industries, Ltd. (b)	2,400	71,952
Tenaris SA	80,308	1,038,686
Titan Cement International SA (b)	4,292	45,460
Vobile Group, Ltd. (b)	172,000	47,976
		100,582,773
ZAMBIA — 0.0% (a)
First Quantum Minerals, Ltd.	106,100	1,810,738
TOTAL COMMON STOCKS (Cost $4,685,331,536)		4,062,655,134

PREFERRED STOCKS — 0.0% (a)
BRAZIL — 0.0% (a)
Iguatemi SA , REIT (b) (Cost: $15,703)	9,772	15,393
RUSSIA — 0.0%
Surgutneftegas PJSC, (d) (Cost: $436,746)	802,100	—
TOTAL PREFERRED STOCKS (Cost $452,449)		15,393
RIGHTS — 0.0% (a)
AUSTRALIA — 0.0%
Atlas Arteria, Ltd. (expiring 10/06/22) (b)(d)	85,248	—
BRAZIL — 0.0% (a)
Localiza Rent a Car SA (expiring 10/31/22) (b)	394	802
PHILIPPINES — 0.0% (a)
Globe Telecom, Inc. (expiring 10/07/22) (b)	364	2,173
Security Description	Shares	Value
SOUTH KOREA — 0.0% (a)
Jeju Air Co., Ltd. (expiring 11/04/22) (b)	1,018	$1,103
Osteogenic Core Technologies, Inc. (expiring 11/08/22) (b)	960	2,516
		3,619
SWEDEN — 0.0% (a)
Securitas AB (expiring 10/11/22) (b)(c)	197,608	82,444
TOTAL RIGHTS (Cost $129,467)		89,038
WARRANTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
Magellan Financial Group, Ltd. (expiring 04/16/27) (b)	2,771	980
PointsBet Holdings Ltd. (expiring 07/08/24) (b)	1,183	—
		980
CANADA — 0.0% (a)
Cenovus Energy, Inc. (expiring 01/01/26) (b)	2,437	25,894
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (b)(c)(d)	2,371	—
MACAU — 0.0% (a)
MECOM Power & Construction, Ltd. (expiring 05/24/23) (b)(c)	16,800	287
MALAYSIA — 0.0% (a)
Frontken Corp. Bhd (expiring 05/03/26) (b)	30,950	1,568
Scientex Bhd (expiring 01/14/26) (b)	4,960	824
SKP Resources Bhd (expiring 04/25/26) (b)	54,260	1,287
VS Industry Bhd (expiring 06/14/24) (b)	88,800	2,394
		6,073
THAILAND — 0.0% (a)
Banpu PCL (expiring 09/30/23) (b)	250,466	30,545
MBK PCL (expiring 05/15/24) (b)	4,746	1,749
MBK PCL (expiring 05/15/25) (b)	4,747	1,636
MBK PCL (expiring 11/15/24) (b)	4,746	1,686
Plan B Media PCL (expiring 01/13/25) (b)	10,680	269
Sabuy W2 R (expiring 08/31/23) (b)	223,160	43,780
Srisawad Corp. PCL (expiring 8/29/25) (b)	3,396	342

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
VGI PCL (expiring 05/23/27) (b)	223,290	$1,065
VIBHA W4 (expiring 07/19/25) (b)	54,625	507
		81,579
TOTAL WARRANTS (Cost $98,038)		114,813
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (g)(h)	148,224,570	148,224,570
State Street Navigator Securities Lending Portfolio II (i)	125,849,546	125,849,546
TOTAL SHORT-TERM INVESTMENTS (Cost $274,074,116)		274,074,116
TOTAL INVESTMENTS — 101.3% (Cost $4,960,085,606)		4,336,948,494
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(54,526,160)
NET ASSETS — 100.0%		$4,282,422,334
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $476,394, representing 0.00% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	1,349	12/16/2022	$65,124,655	$58,782,675	$(6,341,980)
MSCI EAFE Index (long)	1,610	12/16/2022	147,417,800	133,678,300	(13,739,501)
S&P/TSX 60 Index (long)	91	12/15/2022	16,757,200	14,781,995	(1,045,909)
					$(21,127,390)

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$533,350,201	$3,528,828,539	$476,394	$4,062,655,134
Preferred Stocks	15,393	—	0(a)	15,393
Rights	83,246	5,792	0(a)	89,038
Warrants	114,813	—	0(a)	114,813
Short-Term Investments	274,074,116	—	—	274,074,116
TOTAL INVESTMENTS	$807,637,769	$3,528,834,331	$476,394	$4,336,948,494
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(21,127,390)	—	—	(21,127,390)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(21,127,390)	$—	$—	$(21,127,390)
(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Industries as of September 30, 2022

Description	% of Net Assets
Banks	13.2%
Pharmaceuticals	5.9
Oil & Gas	5.0
Insurance	4.4
Semiconductors	4.3
TOTAL	32.8%
(The top five industries are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
Itau CorpBanca Chile SA	38,993,616	$75,424	$—	$—	$—	$(810)	38,993,616	$74,614	$3,702
State Street Institutional U.S. Government Money Market Fund, Class G Shares	171,512,422	171,512,422	727,137,688	750,425,540	—	—	148,224,570	148,224,570	1,103,759
State Street Navigator Securities Lending Portfolio II	69,958,002	69,958,002	508,589,133	452,697,589	—	—	125,849,546	125,849,546	537,659
Total		$241,545,848	$1,235,726,821	$1,203,123,129	$—	$(810)		$274,148,730	$1,645,120
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2022 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The Schedule of Investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	8,441	$302,357
Aerojet Rocketdyne Holdings, Inc. (a)	19,612	784,284
AeroVironment, Inc. (a)	6,145	512,247
AerSale Corp. (a)	4,100	76,014
Archer Aviation, Inc. Class A (a) (b)	35,800	93,438
Astra Space, Inc. (a) (b)	30,400	18,574
Astronics Corp. (a)	5,268	41,406
Axon Enterprise, Inc. (a)	16,765	1,940,549
BWX Technologies, Inc.	23,026	1,159,820
Cadre Holdings, Inc.	5,000	120,300
Curtiss-Wright Corp.	9,515	1,324,107
Ducommun, Inc. (a)	2,700	107,082
HEICO Corp.	10,246	1,475,219
HEICO Corp. Class A	21,264	2,437,280
Hexcel Corp.	20,817	1,076,655
Kaman Corp.	6,699	187,103
Kratos Defense & Security Solutions, Inc. (a)	30,700	311,912
Maxar Technologies, Inc.	18,076	338,383
Mercury Systems, Inc. (a)	14,100	572,460
Momentus, Inc. (a) (b)	11,600	15,892
Moog, Inc. Class A	7,121	500,962
National Presto Industries, Inc.	1,290	83,915
Park Aerospace Corp. (b)	4,700	51,888
Parsons Corp. (a)	8,151	319,519
Redwire Corp. (a) (b)	6,800	16,184
Rocket Lab USA, Inc. (a)	54,600	222,222
Spirit AeroSystems Holdings, Inc. Class A	26,342	577,417
Terran Orbital Corp. (a)	4,800	8,496
Triumph Group, Inc. (a)	15,445	132,673
V2X, Inc. (a)	2,700	95,580
Virgin Galactic Holdings, Inc. (a) (b)	55,000	259,050
Woodward, Inc.	14,574	1,169,709
		16,332,697
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	14,500	349,305
Atlas Air Worldwide Holdings, Inc. (a) (b)	6,935	662,778
Forward Air Corp.	6,651	600,319
GXO Logistics, Inc. (a)	26,090	914,715
Hub Group, Inc. Class A (a)	8,317	573,707
Security Description	Shares	Value
Radiant Logistics, Inc. (a)	10,753	$61,185
		3,162,009
AIRLINES — 0.2%
Allegiant Travel Co. (a)	3,850	280,973
Blade Air Mobility, Inc. (a)	13,900	56,017
Copa Holdings SA Class A (a) (b)	7,191	481,869
Frontier Group Holdings, Inc. (a)	9,200	89,240
Hawaiian Holdings, Inc. (a)	12,345	162,337
JetBlue Airways Corp. (a)	79,536	527,324
Joby Aviation, Inc. (a) (b)	63,800	276,254
SkyWest, Inc. (a)	11,603	188,665
Spirit Airlines, Inc.	26,969	507,556
Sun Country Airlines Holdings, Inc. (a) (b)	7,700	104,797
Wheels Up Experience, Inc. (a) (b)	41,600	47,840
		2,722,872
AUTO COMPONENTS — 0.8%
Adient PLC (a)	23,100	641,025
American Axle & Manufacturing Holdings, Inc. (a)	28,750	196,363
Dana, Inc.	31,242	357,096
Dorman Products, Inc. (a)	6,527	535,997
Fox Factory Holding Corp. (a)	10,297	814,287
Gentex Corp.	58,223	1,388,036
Gentherm, Inc. (a)	8,085	402,067
Goodyear Tire & Rubber Co. (a)	68,216	688,299
Holley, Inc. (a) (b)	12,300	49,815
LCI Industries (b)	6,113	620,225
Lear Corp.	14,751	1,765,547
Luminar Technologies, Inc. (a) (b)	62,000	451,670
Modine Manufacturing Co. (a)	12,483	161,530
Motorcar Parts of America, Inc. (a) (b)	4,500	68,490
Patrick Industries, Inc.	5,428	237,964
QuantumScape Corp. (a) (b)	63,401	533,202
Solid Power, Inc. (a)	31,800	167,268
Standard Motor Products, Inc.	4,843	157,398
Stoneridge, Inc. (a)	6,382	108,175
Tenneco, Inc. Class A (a) (b)	20,068	348,983
Visteon Corp. (a)	6,758	716,753
XPEL, Inc. (a) (b)	5,300	341,532
		10,751,722
AUTOMOBILES — 0.7%
Canoo, Inc. (a) (b)	33,500	62,812
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Cenntro Electric Group, Ltd. (a) (b)	43,400	$44,702
Faraday Future Intelligent Electric, Inc. (a) (b)	26,100	16,605
Fisker, Inc. (a) (b)	40,200	303,510
Harley-Davidson, Inc.	33,301	1,161,539
Lordstown Motors Corp. Class A (a) (b)	42,600	77,958
Lucid Group, Inc. (a) (b)	133,800	1,869,186
Mullen Automotive, Inc. (a)	84,500	27,699
Rivian Automotive, Inc. Class A (a) (b)	130,800	4,304,628
Thor Industries, Inc. (b)	13,101	916,808
Winnebago Industries, Inc.	7,700	409,717
Workhorse Group, Inc. (a) (b)	40,275	115,589
		9,310,753
BANKS — 5.8%
1st Source Corp.	3,820	176,866
ACNB Corp.	2,000	60,080
Allegiance Bancshares, Inc.	4,800	199,824
Amalgamated Financial Corp.	3,700	83,435
Amerant Bancorp, Inc.	6,700	166,428
American National Bankshares, Inc.	2,600	83,070
Ameris Bancorp	16,359	731,411
Arrow Financial Corp. (b)	3,444	99,256
Associated Banc-Corp.	36,330	729,506
Atlantic Union Bankshares Corp.	18,307	556,167
Banc of California, Inc.	12,854	205,278
BancFirst Corp.	4,752	425,161
Bancorp, Inc. (a)	13,700	301,126
Bank First Corp. (b)	1,600	122,368
Bank of Hawaii Corp.	9,826	747,955
Bank of Marin Bancorp	3,944	118,123
Bank of NT Butterfield & Son, Ltd. (b)	12,396	402,374
Bank OZK	27,728	1,096,920
BankUnited, Inc.	19,227	656,987
Bankwell Financial Group, Inc.	1,200	34,932
Banner Corp.	8,500	502,180
Bar Harbor Bankshares	3,480	92,290
Baycom Corp.	2,900	50,982
BCB Bancorp, Inc.	3,300	55,539
Berkshire Hills Bancorp, Inc.	10,916	298,007
Blue Ridge Bankshares, Inc.	3,900	49,569
BOK Financial Corp.	7,408	658,275
Brookline Bancorp, Inc.	19,051	221,944
Business First Bancshares, Inc.	4,900	105,497
Byline Bancorp, Inc.	5,700	115,425
Cadence Bank	44,145	1,121,724
Cambridge Bancorp	1,591	126,866
Camden National Corp.	3,502	149,185
Capital Bancorp, Inc.	2,400	55,440
Capital City Bank Group, Inc.	3,500	108,885
Capstar Financial Holdings, Inc.	4,800	88,944
Security Description	Shares	Value
Carter Bankshares, Inc. (a)	6,100	$98,210
Cathay General Bancorp	17,309	665,704
CBTX, Inc.	4,290	125,483
Central Pacific Financial Corp.	6,254	129,395
Citizens & Northern Corp.	3,900	94,302
City Holding Co.	3,584	317,865
Civista Bancshares, Inc.	3,100	64,356
CNB Financial Corp.	4,000	94,280
Coastal Financial Corp. (a)	2,813	111,789
Colony Bankcorp, Inc.	3,800	49,514
Columbia Banking System, Inc.	19,459	562,171
Commerce Bancshares, Inc.	27,121	1,794,325
Community Bank System, Inc.	13,239	795,399
Community Trust Bancorp, Inc.	3,903	158,267
ConnectOne Bancorp, Inc.	9,134	210,630
CrossFirst Bankshares, Inc. (a)	10,823	141,240
Cullen/Frost Bankers, Inc.	14,372	1,900,266
Customers Bancorp, Inc. (a)	7,502	221,159
CVB Financial Corp.	32,900	833,028
Dime Community Bancshares, Inc.	7,940	232,483
Eagle Bancorp, Inc.	7,800	349,596
East West Bancorp, Inc.	35,033	2,352,116
Eastern Bankshares, Inc.	38,600	758,104
Enterprise Bancorp, Inc.	2,478	74,117
Enterprise Financial Services Corp.	8,814	388,169
Equity Bancshares, Inc. Class A (b)	3,600	106,668
Esquire Financial Holdings, Inc.	1,600	60,080
Farmers & Merchants Bancorp, Inc.	2,900	77,923
Farmers National Banc Corp.	7,666	100,348
FB Financial Corp.	8,983	343,240
Financial Institutions, Inc.	3,880	93,392
First BanCorp (c)	45,900	627,912
First BanCorp (c)	8,814	322,416
First Bancorp, Inc.	2,700	74,385
First Bancshares, Inc.	5,100	152,337
First Bank	4,400	60,148
First Busey Corp.	12,488	274,486
First Business Financial Services, Inc.	1,800	58,158
First Citizens BancShares, Inc. Class A	3,028	2,414,618
First Commonwealth Financial Corp.	22,606	290,261
First Community Bankshares, Inc.	4,200	134,526
First Financial Bancorp	23,191	488,866
First Financial Bankshares, Inc.	31,602	1,321,912
First Financial Corp.	2,700	122,013
First Foundation, Inc.	12,350	224,029
First Guaranty Bancshares, Inc.	1,400	30,632
First Hawaiian, Inc.	32,200	793,086
First Horizon Corp.	130,900	2,997,610
First Internet Bancorp (b)	2,400	81,264

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
First Interstate BancSystem, Inc. Class A	22,632	$913,201
First Merchants Corp.	14,020	542,294
First Mid Bancshares, Inc.	4,300	137,471
First of Long Island Corp.	5,750	99,130
First Western Financial, Inc. (a) (b)	1,800	44,370
Five Star Bancorp	3,200	90,752
Flushing Financial Corp.	7,200	139,464
FNB Corp.	86,498	1,003,377
Fulton Financial Corp.	39,492	623,974
FVCBankcorp, Inc. (a)	2,900	55,593
German American Bancorp, Inc.	7,025	250,863
Glacier Bancorp, Inc.	27,008	1,326,903
Great Southern Bancorp, Inc.	2,468	140,849
Guaranty Bancshares, Inc.	2,265	78,346
Hancock Whitney Corp.	21,020	962,926
Hanmi Financial Corp.	7,700	182,336
HarborOne Bancorp, Inc.	11,463	153,833
HBT Financial, Inc.	2,800	50,820
Heartland Financial USA, Inc.	10,300	446,608
Heritage Commerce Corp.	14,966	169,714
Heritage Financial Corp.	8,400	222,348
Hilltop Holdings, Inc.	12,400	308,140
Home BancShares, Inc.	46,323	1,042,731
HomeStreet, Inc.	4,674	134,658
HomeTrust Bancshares, Inc.	3,709	81,969
Hope Bancorp, Inc.	28,721	363,033
Horizon Bancorp, Inc.	9,740	174,930
Independent Bank Corp. (c)	11,365	847,033
Independent Bank Corp. (c)	5,418	103,484
Independent Bank Group, Inc.	8,872	544,652
International Bancshares Corp.	12,950	550,375
John Marshall Bancorp, Inc. (b)	2,700	66,312
Lakeland Bancorp, Inc.	15,600	249,756
Lakeland Financial Corp.	6,028	438,899
Live Oak Bancshares, Inc.	8,090	247,554
Macatawa Bank Corp.	7,466	69,135
Mercantile Bank Corp.	4,100	121,811
Metrocity Bankshares, Inc.	4,500	88,380
Metropolitan Bank Holding Corp. (a)	2,500	160,900
Mid Penn Bancorp, Inc. (b)	3,700	106,301
Midland States Bancorp, Inc.	5,302	124,968
MidWestOne Financial Group, Inc.	3,451	94,178
MVB Financial Corp.	2,430	67,627
National Bank Holdings Corp. Class A	7,048	260,706
NBT Bancorp, Inc.	10,200	387,090
Nicolet Bankshares, Inc. (a)	3,116	219,491
Northeast Bank	1,600	58,672
OceanFirst Financial Corp.	13,807	257,362
OFG Bancorp	11,600	291,508
Old National Bancorp	71,295	1,174,229
Old Second Bancorp, Inc.	10,035	130,957
Security Description	Shares	Value
Origin Bancorp, Inc.	5,400	$207,738
Orrstown Financial Services, Inc.	2,700	64,584
Pacific Premier Bancorp, Inc.	23,201	718,303
PacWest Bancorp	28,789	650,631
Park National Corp.	3,617	450,244
Parke Bancorp, Inc.	2,300	48,208
Pathward Financial, Inc.	7,143	235,433
PCB Bancorp	2,700	48,789
Peapack-Gladstone Financial Corp.	4,500	151,425
Peoples Bancorp, Inc.	7,214	208,701
Peoples Financial Services Corp.	1,939	90,823
Pinnacle Financial Partners, Inc.	18,589	1,507,568
Popular, Inc.	18,510	1,333,831
Preferred Bank	3,277	213,759
Premier Financial Corp.	8,697	223,513
Primis Financial Corp.	5,400	65,502
Professional Holding Corp. Class A (a)	3,100	80,414
Prosperity Bancshares, Inc.	21,709	1,447,556
QCR Holdings, Inc.	4,020	204,779
RBB Bancorp	3,400	70,652
Red River Bancshares, Inc. (b)	1,000	49,430
Renasant Corp.	13,432	420,153
Republic Bancorp, Inc. Class A	2,339	89,584
Republic First Bancorp, Inc. (a) (b)	9,200	26,036
S&T Bancorp, Inc.	9,461	277,302
Sandy Spring Bancorp, Inc.	10,880	383,629
Seacoast Banking Corp. of Florida	14,784	446,920
ServisFirst Bancshares, Inc.	12,400	992,000
Shore Bancshares, Inc.	4,100	71,012
Sierra Bancorp	3,400	67,150
Silvergate Capital Corp. Class A (a)	7,693	579,668
Simmons First National Corp. Class A	30,439	663,266
SmartFinancial, Inc.	3,502	86,534
South Plains Financial, Inc.	2,400	66,144
Southern First Bancshares, Inc. (a)	1,600	66,656
Southside Bancshares, Inc.	7,555	267,145
SouthState Corp.	18,542	1,467,043
Stock Yards Bancorp, Inc.	7,000	476,070
Summit Financial Group, Inc.	2,600	70,044
Synovus Financial Corp.	35,648	1,337,156
Texas Capital Bancshares, Inc. (a)	12,172	718,513
Third Coast Bancshares, Inc. (a)	2,900	49,619
Tompkins Financial Corp.	3,481	252,790
Towne Bank	16,590	445,110
TriCo Bancshares	7,672	342,555
Triumph Bancorp, Inc. (a)	5,921	321,806

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Trustmark Corp.	14,996	$459,327
UMB Financial Corp.	10,689	900,976
Umpqua Holdings Corp.	53,599	916,007
United Bankshares, Inc.	31,705	1,133,454
United Community Banks, Inc.	26,340	871,854
Unity Bancorp, Inc.	1,700	42,687
Univest Financial Corp.	6,940	162,951
USCB Financial Holdings, Inc. (a) (b)	2,500	32,775
Valley National Bancorp	104,868	1,132,574
Veritex Holdings, Inc.	13,250	352,317
Washington Federal, Inc.	15,617	468,198
Washington Trust Bancorp, Inc.	4,223	196,285
Webster Financial Corp.	43,241	1,954,493
WesBanco, Inc.	14,402	480,595
West BanCorp, Inc.	4,100	85,321
Westamerica BanCorp	6,385	333,872
Western Alliance Bancorp	26,583	1,747,566
Wintrust Financial Corp.	14,831	1,209,468
		81,508,818
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	2,316	749,573
Celsius Holdings, Inc. (a) (b)	13,600	1,233,248
Coca-Cola Consolidated, Inc.	1,146	471,843
Duckhorn Portfolio, Inc. (a) (b)	9,200	132,756
MGP Ingredients, Inc. (b)	3,500	371,560
National Beverage Corp.	5,694	219,447
Primo Water Corp.	38,800	486,940
Vintage Wine Estates, Inc. (a) (b)	7,800	21,606
Vita Coco Co., Inc. (a)	7,100	80,869
		3,767,842
BIOTECHNOLOGY — 5.5%
2seventy bio, Inc. (a) (b)	8,907	129,597
4D Molecular Therapeutics, Inc. (a)	8,400	67,536
Aadi Bioscience, Inc. (a)	3,700	52,281
ACADIA Pharmaceuticals, Inc. (a)	29,789	487,348
Adicet Bio, Inc. (a) (b)	7,100	100,962
ADMA Biologics, Inc. (a) (b)	46,900	113,967
Aduro Biotech, Inc. (a)	2,090	272
Aerovate Therapeutics, Inc. (a) (b)	1,900	31,502
Affimed NV (a) (b)	33,900	69,834
Agenus, Inc. (a) (b)	73,100	149,855
Agios Pharmaceuticals, Inc. (a) (b)	13,504	381,893
Akero Therapeutics, Inc. (a) (b)	7,000	238,350
Albireo Pharma, Inc. (a)	4,700	90,992
Alector, Inc. (a)	15,735	148,853
Alkermes PLC (a)	40,362	901,283
Allogene Therapeutics, Inc. (a) (b)	19,131	206,615
Security Description	Shares	Value
Allovir, Inc. (a) (b)	6,700	$52,863
Alnylam Pharmaceuticals, Inc. (a)	30,366	6,078,059
Alpine Immune Sciences, Inc. (a) (b)	2,700	19,440
ALX Oncology Holdings, Inc. (a) (b)	6,100	58,377
Amicus Therapeutics, Inc. (a)	68,241	712,436
AnaptysBio, Inc. (a) (b)	4,714	120,254
Anavex Life Sciences Corp. (a) (b)	18,000	185,760
Anika Therapeutics, Inc. (a)	3,747	89,179
Apellis Pharmaceuticals, Inc. (a) (b)	23,200	1,584,560
Arbutus Biopharma Corp. (a) (b)	21,900	41,829
Arcellx, Inc. (a)	7,700	144,529
Arcturus Therapeutics Holdings, Inc. (a) (b)	5,335	79,065
Arcus Biosciences, Inc. (a)	12,595	329,485
Arcutis Biotherapeutics, Inc. (a)	10,400	198,744
Arrowhead Pharmaceuticals, Inc. (a)	25,061	828,266
Atara Biotherapeutics, Inc. (a) (b)	25,200	95,256
Aura Biosciences, Inc. (a)	4,200	76,104
Aurinia Pharmaceuticals, Inc. (a)	33,100	248,912
Avid Bioservices, Inc. (a) (b)	15,068	288,100
Avidity Biosciences, Inc. (a)	12,300	200,859
Beam Therapeutics, Inc. (a) (b)	15,700	747,948
BioCryst Pharmaceuticals, Inc. (a)	45,730	576,198
Biohaven Pharmaceutical Holding Co., Ltd. (a)	15,600	2,358,252
BioMarin Pharmaceutical, Inc. (a)	46,427	3,935,617
Bioxcel Therapeutics, Inc. (a) (b)	5,012	59,242
Bluebird Bio, Inc. (a) (b)	18,421	116,605
Blueprint Medicines Corp. (a)	14,742	971,350
Bridgebio Pharma, Inc. (a) (b)	25,794	256,392
C4 Therapeutics, Inc. (a)	10,300	90,331
CareDx, Inc. (a)	12,148	206,759
Caribou Biosciences, Inc. (a)	14,200	149,810
Catalyst Pharmaceuticals, Inc. (a)	23,547	302,108
Celldex Therapeutics, Inc. (a)	11,300	317,643
Celularity, Inc. (a)	18,100	41,811
Century Therapeutics, Inc. (a)	5,600	55,384
Cerevel Therapeutics Holdings, Inc. (a) (b)	13,700	387,162
ChemoCentryx, Inc. (a)	15,600	805,896
Chimerix, Inc. (a)	17,697	34,155
Chinook Therapeutics, Inc. (a)	12,390	243,587
Cogent Biosciences, Inc. (a)	15,400	229,768
Coherus Biosciences, Inc. (a) (b)	18,317	176,026

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Crinetics Pharmaceuticals, Inc. (a)	12,900	$253,356
CTI BioPharma Corp. (a)	26,100	151,902
Cullinan Oncology, Inc. (a)	7,100	91,022
Cytokinetics, Inc. (a) (b)	20,296	983,341
Day One Biopharmaceuticals, Inc. (a)	7,200	144,216
Deciphera Pharmaceuticals, Inc. (a)	11,200	207,200
Denali Therapeutics, Inc. (a)	24,332	746,749
Design Therapeutics, Inc. (a)	8,100	135,432
Dynavax Technologies Corp. (a) (b)	29,238	305,245
Dyne Therapeutics, Inc. (a)	7,500	95,250
Eagle Pharmaceuticals, Inc. (a)	2,546	67,265
Editas Medicine, Inc. (a) (b)	17,539	214,677
Eiger BioPharmaceuticals, Inc. (a)	9,675	72,853
Emergent BioSolutions, Inc. (a)	12,100	253,979
Enanta Pharmaceuticals, Inc. (a)	4,900	254,163
Enochian Biosciences, Inc. (a)	6,400	11,584
EQRx, Inc. (a) (b)	48,700	241,065
Erasca, Inc. (a) (b)	16,100	125,580
Exact Sciences Corp. (a)	44,029	1,430,502
Exelixis, Inc. (a)	78,308	1,227,869
Fate Therapeutics, Inc. (a) (b)	20,489	459,158
FibroGen, Inc. (a) (b)	21,508	279,819
Foghorn Therapeutics, Inc. (a)	5,700	48,906
Forma Therapeutics Holdings, Inc. (a) (b)	9,000	179,550
Generation Bio Co. (a) (b)	12,000	63,720
Geron Corp. (a) (b)	89,083	208,454
Global Blood Therapeutics, Inc. (a)	15,981	1,088,306
Gossamer Bio, Inc. (a) (b)	15,700	188,086
GreenLight Biosciences Holdings PBC (a)	19,200	44,544
Halozyme Therapeutics, Inc. (a) (b)	32,958	1,303,159
Heron Therapeutics, Inc. (a) (b)	25,917	109,370
HilleVax, Inc. (a)	3,600	61,524
Horizon Therapeutics PLC (a)	56,564	3,500,746
Humacyte, Inc. (a) (b)	6,200	20,212
Icosavax, Inc. (a) (b)	5,300	16,748
Ideaya Biosciences, Inc. (a) (b)	8,400	125,328
IGM Biosciences, Inc. (a) (b)	2,700	61,398
Imago Biosciences, Inc. (a) (b)	6,100	91,805
ImmunityBio, Inc. (a) (b)	19,000	94,430
ImmunoGen, Inc. (a)	53,276	254,659
Immunovant, Inc. (a)	7,800	43,524
Inhibrx, Inc. (a)	7,000	125,650
Inovio Pharmaceuticals, Inc. (a) (b)	61,011	105,244
Insmed, Inc. (a)	29,566	636,852
Instil Bio, Inc. (a) (b)	16,600	80,344
Intellia Therapeutics, Inc. (a)	18,600	1,040,856
Security Description	Shares	Value
Intercept Pharmaceuticals, Inc. (a)	6,087	$84,914
Invivyd, Inc. (a)	13,300	41,629
Ionis Pharmaceuticals, Inc. (a)	35,512	1,570,696
Iovance Biotherapeutics, Inc. (a)	37,100	355,418
Ironwood Pharmaceuticals, Inc. (a)	34,378	356,156
iTeos Therapeutics, Inc. (a)	6,000	114,300
IVERIC bio, Inc. (a)	29,300	525,642
Janux Therapeutics, Inc. (a) (b)	3,800	51,452
Jounce Therapeutics, Inc. (a)	7,500	17,550
KalVista Pharmaceuticals, Inc. (a) (b)	6,200	89,962
Karuna Therapeutics, Inc. (a)	7,324	1,647,387
Karyopharm Therapeutics, Inc. (a) (b)	17,300	94,458
Keros Therapeutics, Inc. (a)	4,647	174,820
Kezar Life Sciences, Inc. (a)	13,230	113,910
Kiniksa Pharmaceuticals, Ltd. Class A (a)	7,525	96,621
Kinnate Biopharma, Inc. (a) (b)	6,700	80,065
Kodiak Sciences, Inc. (a)	7,635	59,095
Kronos Bio, Inc. (a) (b)	11,900	39,865
Krystal Biotech, Inc. (a)	5,367	374,080
Kura Oncology, Inc. (a)	15,800	215,828
Kymera Therapeutics, Inc. (a)	9,200	200,284
Lexicon Pharmaceuticals, Inc. (a)	22,721	54,530
Ligand Pharmaceuticals, Inc. (a)	3,636	313,096
Lyell Immunopharma, Inc. (a) (b)	42,200	309,326
MacroGenics, Inc. (a) (b)	12,634	43,714
Madrigal Pharmaceuticals, Inc. (a)	3,159	205,303
MannKind Corp. (a) (b)	61,900	191,271
MeiraGTx Holdings PLC (a)	6,100	51,301
Mersana Therapeutics, Inc. (a)	22,000	148,720
MiMedx Group, Inc. (a) (b)	26,300	75,481
Mirati Therapeutics, Inc. (a)	10,811	755,040
Mirum Pharmaceuticals, Inc. (a) (b)	4,600	96,646
Monte Rosa Therapeutics, Inc. (a) (b)	6,400	52,288
Morphic Holding, Inc. (a) (b)	6,200	175,460
Myriad Genetics, Inc. (a)	19,795	377,689
Natera, Inc. (a)	21,749	953,041
Neurocrine Biosciences, Inc. (a)	23,522	2,498,272
Nkarta, Inc. (a) (b)	7,900	103,964
Novavax, Inc. (a) (b)	19,593	356,593
Nurix Therapeutics, Inc. (a) (b)	11,800	153,754
Nuvalent, Inc. Class A (a) (b)	4,000	77,760
Ocugen, Inc. (a) (b)	51,300	91,314
Organogenesis Holdings, Inc. (a)	16,598	53,778
Outlook Therapeutics, Inc. (a) (b)	24,500	29,890
Pardes Biosciences, Inc. (a) (b)	5,700	10,545

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
PepGen, Inc. (a) (b)	1,900	$17,252
PMV Pharmaceuticals, Inc. (a) (b)	9,100	108,290
Point Biopharma Global, Inc. (a) (b)	17,500	135,275
Praxis Precision Medicines, Inc. (a)	7,500	17,025
Precigen, Inc. (a)	28,041	59,447
Prometheus Biosciences, Inc. (a)	7,500	442,575
Protagonist Therapeutics, Inc. (a)	10,402	87,689
Prothena Corp. PLC (a)	8,800	533,544
PTC Therapeutics, Inc. (a)	17,400	873,480
Rallybio Corp. (a)	4,000	57,880
Rapt Therapeutics, Inc. (a) (b)	6,500	156,390
Recursion Pharmaceuticals, Inc. Class A (a) (b)	34,500	367,080
REGENXBIO, Inc. (a)	10,000	264,300
Relay Therapeutics, Inc. (a) (b)	18,900	422,793
Replimenu Group, Inc. (a)	9,200	158,884
REVOLUTION Medicines, Inc. (a)	18,258	360,048
Rigel Pharmaceuticals, Inc. (a)	38,589	45,535
Rocket Pharmaceuticals, Inc. (a) (b)	10,900	173,964
Sage Therapeutics, Inc. (a)	12,872	504,068
Sana Biotechnology, Inc. (a) (b)	22,000	132,000
Sangamo Therapeutics, Inc. (a)	32,065	157,119
Sarepta Therapeutics, Inc. (a)	21,152	2,338,142
Seagen, Inc. (a)	34,238	4,684,786
Seres Therapeutics, Inc. (a) (b)	18,746	120,349
Sorrento Therapeutics, Inc. (a) (b)	93,719	147,139
SpringWorks Therapeutics, Inc. (a) (b)	8,500	242,505
Stoke Therapeutics, Inc. (a)	5,400	69,336
Sutro Biopharma, Inc. (a)	12,300	68,265
Syndax Pharmaceuticals, Inc. (a)	13,320	320,080
Talaris Therapeutics, Inc. (a)	4,300	11,309
Tango Therapeutics, Inc. (a)	12,400	44,888
Tenaya Therapeutics, Inc. (a)	6,200	17,980
TG Therapeutics, Inc. (a) (b)	34,145	202,138
Travere Therapeutics, Inc. (a) (b)	15,098	372,015
Twist Bioscience Corp. (a)	13,912	490,259
Tyra Biosciences, Inc. (a) (b)	2,700	23,733
Ultragenyx Pharmaceutical, Inc. (a)	16,976	702,976
United Therapeutics Corp. (a)	11,021	2,307,577
Vanda Pharmaceuticals, Inc. (a)	13,951	137,836
Vaxart, Inc. (a) (b)	34,200	74,556
Vaxcyte, Inc. (a)	13,400	321,600
VBI Vaccines, Inc. (a) (b)	39,606	27,954
Vera Therapeutics, Inc. (a)	3,200	68,192
Veracyte, Inc. (a)	17,887	296,924
Security Description	Shares	Value
Vericel Corp. (a)	11,573	$268,494
Verve Therapeutics, Inc. (a)	11,200	384,720
Vir Biotechnology, Inc. (a)	17,939	345,864
Viridian Therapeutics, Inc. (a)	6,700	137,417
VistaGen Therapeutics, Inc. (a) (b)	51,500	7,833
Xencor, Inc. (a)	14,285	371,124
Y-mAbs Therapeutics, Inc. (a) (b)	9,200	132,664
Zentalis Pharmaceuticals, Inc. (a)	12,000	259,920
Zogenix, Inc. (a) (b)	12,400	8,432
		77,475,456
BUILDING PRODUCTS — 1.5%
AAON, Inc.	10,900	587,292
Advanced Drainage Systems, Inc.	16,100	2,002,357
American Woodmark Corp. (a)	4,056	177,896
Apogee Enterprises, Inc.	5,609	214,376
Armstrong World Industries, Inc.	11,595	918,672
AZEK Co., Inc. (a)	27,992	465,227
Builders FirstSource, Inc. (a)	38,141	2,247,268
Caesarstone, Ltd.	4,927	45,870
Carlisle Cos., Inc.	12,738	3,571,862
CSW Industrials, Inc.	3,571	427,806
Gibraltar Industries, Inc. (a)	7,900	323,347
Griffon Corp.	11,600	342,432
Hayward Holdings, Inc. (a) (b)	18,100	160,547
Insteel Industries, Inc.	4,787	126,999
Janus International Group, Inc. (a)	19,700	175,724
JELD-WEN Holding, Inc. (a)	20,109	175,954
Lennox International, Inc.	7,856	1,749,295
Masonite International Corp. (a)	5,593	398,725
Owens Corning	23,981	1,885,146
PGT Innovations, Inc. (a)	14,354	300,860
Quanex Building Products Corp.	7,850	142,556
Resideo Technologies, Inc. (a)	35,777	681,910
Simpson Manufacturing Co., Inc.	10,554	827,434
Trex Co., Inc. (a)	27,305	1,199,782
UFP Industries, Inc.	14,810	1,068,690
View, Inc. (a) (b)	26,600	35,644
Zurn Elkay Water Solutions Corp.	30,690	751,905
		21,005,576
CAPITAL MARKETS — 3.9%
Affiliated Managers Group, Inc.	9,339	1,044,567
Ares Management Corp. Class A	38,130	2,362,153
Artisan Partners Asset Management, Inc. Class A (b)	14,702	395,925
Assetmark Financial Holdings, Inc. (a) (b)	5,400	98,766
Associated Capital Group, Inc. Class A	500	18,380

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
B Riley Financial, Inc. (b)	5,034	$224,114
Bakkt Holdings, Inc. (a) (b)	12,800	29,184
BGC Partners, Inc. Class A	79,200	248,688
Blackstone, Inc.	176,300	14,756,310
Blucora, Inc. (a)	11,900	230,146
Blue Owl Capital, Inc. (b)	104,600	965,458
Brightsphere Investment Group, Inc.	8,073	120,368
Carlyle Group, Inc.	52,040	1,344,714
Cohen & Steers, Inc.	6,309	395,133
Coinbase Global, Inc. Class A (a)	39,700	2,560,253
Cowen, Inc. Class A (b)	6,350	245,364
Diamond Hill Investment Group, Inc.	668	110,220
Donnelley Financial Solutions, Inc. (a)	6,375	235,684
Evercore, Inc. Class A	9,041	743,622
Federated Hermes, Inc.	20,686	685,120
Focus Financial Partners, Inc. Class A (a)	14,482	456,328
GAMCO Investors, Inc. Class A	1,182	20,153
GCM Grosvenor, Inc. Class A (b)	10,200	80,478
Hamilton Lane, Inc. Class A	8,704	518,845
Houlihan Lokey, Inc.	12,400	934,712
Interactive Brokers Group, Inc. Class A	22,975	1,468,332
Janus Henderson Group PLC	33,700	684,447
Jefferies Financial Group, Inc.	50,419	1,487,360
KKR & Co., Inc.	143,933	6,189,119
Lazard, Ltd. Class A	22,502	716,239
LPL Financial Holdings, Inc.	20,006	4,370,911
Manning & Napier, Inc.	4,100	50,307
MarketWise, Inc. (a)	5,600	12,768
Moelis & Co. Class A	15,600	527,436
Morningstar, Inc.	6,297	1,336,979
Open Lending Corp. Class A (a)	26,100	209,844
Oppenheimer Holdings, Inc. Class A	1,900	58,862
Perella Weinberg Partners Class A	11,000	69,630
Piper Sandler Cos.	4,271	447,345
PJT Partners, Inc. Class A	5,772	385,685
Pzena Investment Management, Inc. Class A	4,200	39,816
Robinhood Markets, Inc. Class A (a) (b)	141,400	1,428,140
Sculptor Capital Management, Inc. (b)	6,485	57,327
SEI Investments Co.	25,406	1,246,164
Silvercrest Asset Management Group, Inc. Class A	2,400	39,240
StepStone Group, Inc. Class A (b)	13,526	331,522
Stifel Financial Corp.	25,516	1,324,536
StoneX Group, Inc. (a)	4,203	348,597
Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	27,092	$1,528,531
Value Line, Inc.	200	8,780
Victory Capital Holdings, Inc. Class A	3,900	90,909
Virtu Financial, Inc. Class A	24,497	508,803
Virtus Investment Partners, Inc.	1,727	275,491
WisdomTree Investments, Inc. (b)	30,999	145,075
		54,212,880
CHEMICALS — 1.7%
AdvanSix, Inc.	6,900	221,490
American Vanguard Corp.	7,152	133,742
Amyris, Inc. (a) (b)	48,700	142,204
Ashland, Inc.	12,530	1,189,974
Aspen Aerogels, Inc. (a) (b)	7,500	69,150
Avient Corp.	22,146	671,024
Axalta Coating Systems, Ltd. (a)	55,500	1,168,830
Balchem Corp.	7,886	958,780
Cabot Corp.	13,498	862,387
Chase Corp.	1,796	150,092
Chemours Co.	38,243	942,690
Danimer Scientific, Inc. (a) (b)	24,500	72,275
Diversey Holdings, Ltd. (a) (b)	20,300	98,658
Ecovyst, Inc. (a)	19,750	166,690
Element Solutions, Inc.	57,500	935,525
FutureFuel Corp.	5,400	32,616
Ginkgo Bioworks Holdings, Inc. (a) (b)	206,600	644,592
Hawkins, Inc.	4,896	190,895
HB Fuller Co.	13,099	787,250
Huntsman Corp.	48,039	1,178,877
Ingevity Corp. (a)	9,338	566,163
Innospec, Inc.	6,095	522,159
Intrepid Potash, Inc. (a)	2,690	106,443
Koppers Holdings, Inc.	4,830	100,367
Kronos Worldwide, Inc.	5,800	54,172
Livent Corp. (a) (b)	40,042	1,227,287
LSB Industries, Inc. (a)	7,500	106,875
Mativ Holdings, Inc.	13,421	296,336
Minerals Technologies, Inc.	7,992	394,885
NewMarket Corp.	1,423	428,081
Olin Corp.	33,047	1,417,055
Origin Materials, Inc. (a)	25,700	132,612
Orion Engineered Carbons SA	15,300	204,255
Perimeter Solutions SA (a)	30,800	246,708
PureCycle Technologies, Inc. (a) (b)	26,200	211,434
Quaker Chemical Corp. (b)	3,307	477,465
Rayonier Advanced Materials, Inc. (a) (b)	15,900	50,085
RPM International, Inc.	31,564	2,629,597
Scotts Miracle-Gro Co. (b)	10,144	433,656
Sensient Technologies Corp.	10,219	708,586
Stepan Co.	5,278	494,390
Tredegar Corp.	7,207	68,034
Trinseo PLC	9,016	165,173

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Tronox Holdings PLC Class A	28,369	$347,520
Valhi, Inc. (b)	400	10,064
Valvoline, Inc.	43,741	1,108,397
Westlake Corp.	8,296	720,757
		23,846,297
COMMERCIAL SERVICES & SUPPLIES — 1.0%
ABM Industries, Inc.	16,600	634,618
ACCO Brands Corp.	21,742	106,536
ACV Auctions, Inc. Class A (a) (b)	28,700	206,353
Aris Water Solution, Inc. Class A (b)	5,200	66,352
Brady Corp. Class A	11,300	471,549
BrightView Holdings, Inc. (a)	10,900	86,546
Brink's Co.	11,314	548,050
Casella Waste Systems, Inc. Class A (a)	12,300	939,597
Cimpress PLC (a) (b)	4,333	106,072
Clean Harbors, Inc. (a)	12,653	1,391,577
CompX International, Inc.	300	4,872
CoreCivic, Inc. REIT (a)	29,525	261,001
Deluxe Corp.	10,276	171,095
Driven Brands Holdings, Inc. (a)	13,800	386,124
Ennis, Inc.	6,697	134,811
Harsco Corp. (a)	18,925	70,780
Healthcare Services Group, Inc.	18,365	222,033
Heritage-Crystal Clean, Inc. (a)	3,634	107,457
HNI Corp.	9,989	264,808
IAA, Inc. (a)	33,133	1,055,286
Interface, Inc.	14,962	134,508
KAR Auction Services, Inc. (a)	28,392	317,139
Kimball International, Inc. Class B	10,165	63,938
Li-Cycle Holdings Corp. (a) (b)	33,200	176,624
Matthews International Corp. Class A	7,231	162,047
MillerKnoll, Inc.	18,534	289,130
Montrose Environmental Group, Inc. (a) (b)	6,700	225,455
MSA Safety, Inc.	9,173	1,002,426
NL Industries, Inc.	1,731	13,381
Pitney Bowes, Inc.	43,864	102,203
Quad/Graphics, Inc. (a)	8,200	20,992
SP Plus Corp. (a)	5,600	175,392
Steelcase, Inc. Class A (b)	21,300	138,876
Stericycle, Inc. (a)	22,694	955,644
Tetra Tech, Inc.	13,195	1,695,953
UniFirst Corp.	3,705	623,292
Viad Corp. (a) (b)	5,054	159,605
VSE Corp.	2,780	98,412
		13,590,534
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN Holdings, Inc. (b)	17,337	339,458
Aviat Networks, Inc. (a)	2,500	68,450
Calix, Inc. (a)	13,800	843,732
Security Description	Shares	Value
Cambium Networks Corp. (a) (b)	2,900	$49,068
Casa Systems, Inc. (a)	7,599	23,785
Ciena Corp. (a)	36,897	1,491,746
Clearfield, Inc. (a)	2,900	303,456
CommScope Holding Co., Inc. (a)	50,655	466,533
Comtech Telecommunications Corp.	6,298	63,043
Digi International, Inc. (a)	8,370	289,351
DZS, Inc. (a) (b)	4,560	51,528
Extreme Networks, Inc. (a)	31,800	415,626
Harmonic, Inc. (a)	22,800	297,996
Infinera Corp. (a) (b)	46,800	226,512
Inseego Corp. (a) (b)	25,417	52,613
Lumentum Holdings, Inc. (a)	17,082	1,171,313
NETGEAR, Inc. (a)	6,789	136,052
NetScout Systems, Inc. (a)	16,907	529,527
Ondas Holdings, Inc. (a) (b)	6,800	25,160
Ribbon Communications, Inc. (a)	18,500	41,070
Ubiquiti, Inc. (b)	1,507	442,395
Viasat, Inc. (a) (b)	18,011	544,472
Viavi Solutions, Inc. (a)	56,158	732,862
		8,605,748
CONSTRUCTION & ENGINEERING — 1.1%
AECOM	32,604	2,229,135
Ameresco, Inc. Class A (a)	7,800	518,544
API Group Corp. (a)	51,223	679,729
Arcosa, Inc.	11,986	685,359
Argan, Inc.	3,139	100,982
Comfort Systems USA, Inc.	8,725	849,204
Concrete Pumping Holdings, Inc. (a)	6,831	44,060
Construction Partners, Inc. Class A (a)	9,698	254,379
Dycom Industries, Inc. (a)	7,052	673,678
EMCOR Group, Inc.	11,853	1,368,784
Fluor Corp. (a)	34,609	861,418
Granite Construction, Inc.	10,779	273,679
Great Lakes Dredge & Dock Corp. (a) (b)	15,750	119,385
IES Holdings, Inc. (a)	2,200	60,764
Infrastructure and Energy Alternatives, Inc. (a)	7,900	106,966
MasTec, Inc. (a)	14,772	938,022
MDU Resources Group, Inc.	50,037	1,368,512
MYR Group, Inc. (a)	4,048	342,987
Northwest Pipe Co. (a)	2,200	61,820
NV5 Global, Inc. (a)	3,344	414,054
Primoris Services Corp.	13,154	213,753
Sterling Infrastructure, Inc. (a)	7,000	150,290
Tutor Perini Corp. (a) (b)	10,400	57,408
Valmont Industries, Inc.	5,174	1,389,840

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
WillScot Mobile Mini Holdings Corp. (a)	52,313	$2,109,783
		15,872,535
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	9,244	990,772
Summit Materials, Inc. Class A (a)	29,312	702,316
United States Lime & Minerals, Inc.	581	59,378
		1,752,466
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	77,612	2,159,942
Atlanticus Holdings Corp. (a)	1,000	26,230
Consumer Portfolio Services, Inc. (a)	2,200	15,994
Credit Acceptance Corp. (a)	1,709	748,542
Curo Group Holdings Corp. (b)	4,730	18,967
Encore Capital Group, Inc. (a)	5,951	270,652
Enova International, Inc. (a)	7,600	222,452
EZCORP, Inc. Class A (a) (b)	12,000	92,520
FirstCash Holdings, Inc.	9,415	690,590
Green Dot Corp. Class A (a)	11,900	225,862
LendingClub Corp. (a)	25,106	277,421
LendingTree, Inc. (a)	2,636	62,895
Moneylion, Inc. (a)	28,600	25,528
Navient Corp.	26,704	392,282
Nelnet, Inc. Class A	3,642	288,410
NerdWallet, Inc. Class A (a)	6,500	57,655
OneMain Holdings, Inc.	29,244	863,283
Oportun Financial Corp. (a)	7,651	33,435
OppFi, Inc. (a)	7,300	16,790
PRA Group, Inc. (a)	9,272	304,678
Prog Holdings, Inc. (a)	12,374	185,363
Regional Management Corp.	1,600	44,864
SLM Corp.	61,912	866,149
SoFi Technologies, Inc. (a)	200,100	976,488
Sunlight Financial Holdings, Inc. (a) (b)	6,700	8,308
Upstart Holdings, Inc. (a) (b)	17,603	365,966
World Acceptance Corp. (a) (b)	1,028	99,531
		9,340,797
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	16,175	1,537,110
Ardagh Group SA (a) (b)	3,500	42,350
Ardagh Metal Packaging SA (b)	36,700	177,628
Berry Global Group, Inc. (a)	31,487	1,465,090
Crown Holdings, Inc.	29,210	2,366,886
Cryptyde, Inc. (a)	8,330	5,770
Graphic Packaging Holding Co.	76,767	1,515,380
Greif, Inc. Class A	6,300	375,291
Greif, Inc. Class B (b)	1,242	75,514
Myers Industries, Inc.	8,995	148,148
O-I Glass, Inc. (a)	38,428	497,643
Pactiv Evergreen, Inc.	11,400	99,522
Ranpak Holdings Corp. (a)	12,400	42,408
Security Description	Shares	Value
Silgan Holdings, Inc.	20,768	$873,087
Sonoco Products Co.	23,978	1,360,272
TriMas Corp.	10,606	265,892
		10,847,991
DISTRIBUTORS — 0.0% (d)
Funko, Inc. Class A (a) (b)	7,750	156,705
Weyco Group, Inc.	1,400	28,476
		185,181
DIVERSIFIED CONSUMER SERVICES — 0.9%
2U, Inc. (a) (b)	19,327	120,794
ADT, Inc.	53,184	398,348
Adtalem Global Education, Inc. (a)	11,074	403,647
American Public Education, Inc. (a)	5,400	49,356
Beachbody Co. Inc (a) (b)	22,500	22,725
Bright Horizons Family Solutions, Inc. (a)	14,502	836,040
Carriage Services, Inc.	3,096	99,567
Chegg, Inc. (a)	30,757	648,050
Coursera, Inc. (a)	27,700	298,606
Duolingo, Inc. (a)	5,800	552,334
European Wax Center, Inc. Class A (b)	5,700	105,165
Frontdoor, Inc. (a)	20,811	424,336
Graham Holdings Co. Class B	903	485,796
Grand Canyon Education, Inc. (a)	7,778	639,741
H&R Block, Inc.	39,426	1,677,182
Laureate Education, Inc. Class A	26,770	282,424
Mister Car Wash, Inc. (a) (b)	20,500	175,890
Nerdy, Inc. (a) (b)	17,300	36,503
OneSpaWorld Holdings, Ltd. (a) (b)	15,600	131,040
Perdoceo Education Corp. (a)	17,312	178,314
PowerSchool Holdings, Inc. Class A (a)	11,300	188,597
Rover Group, Inc. (a)	24,100	80,494
Service Corp. International	38,183	2,204,686
StoneMor, Inc. (a) (b)	6,600	22,638
Strategic Education, Inc.	5,646	346,721
Stride, Inc. (a)	10,005	420,510
Terminix Global Holdings, Inc. (a)	30,573	1,170,640
Udemy, Inc. (a)	17,400	210,366
Universal Technical Institute, Inc. (a)	7,600	41,344
Vivint Smart Home, Inc. (a) (b)	23,213	152,742
WW International, Inc. (a)	12,300	48,339
		12,452,935
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Alerus Financial Corp.	3,876	85,660
A-Mark Precious Metals, Inc. (b)	4,500	127,755
Apollo Global Management, Inc.	115,605	5,375,632

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Banco Latinoamericano de Comercio Exterior SA Class E	6,700	$87,502
Cannae Holdings, Inc. (a)	17,700	365,682
Compass Diversified Holdings (b)	15,400	278,124
Equitable Holdings, Inc.	94,046	2,478,112
Jackson Financial, Inc. Class A	18,900	524,475
SWK Holdings Corp. (a) (b)	1,400	23,800
Voya Financial, Inc. (b)	24,062	1,455,751
		10,802,493
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Anterix, Inc. (a)	4,807	171,706
ATN International, Inc. (b)	2,757	106,337
Bandwidth, Inc. Class A (a) (b)	5,402	64,284
Charge Enterprises, Inc. (a) (b)	35,800	63,008
Cogent Communications Holdings, Inc.	10,796	563,119
Consolidated Communications Holdings, Inc. (a)	17,649	73,420
EchoStar Corp. Class A (a)	8,541	140,670
Frontier Communications Parent, Inc. (a)	61,600	1,443,288
Globalstar, Inc. (a) (b)	168,900	268,551
IDT Corp. Class B (a)	3,600	89,388
Iridium Communications, Inc. (a)	30,975	1,374,361
Liberty Latin America, Ltd. Class A (a)	3,488	21,591
Liberty Latin America, Ltd. Class C (a) (b)	43,300	266,295
Ooma, Inc. (a)	5,100	62,730
Radius Global Infrastructure, Inc. Class A (a)	18,300	172,386
Starry Group Holdings, Inc. Class A (a) (b)	4,800	7,152
		4,888,286
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	13,862	693,793
Avangrid, Inc. (b)	17,709	738,465
Hawaiian Electric Industries, Inc.	26,983	935,231
IDACORP, Inc.	12,438	1,231,486
MGE Energy, Inc.	9,062	594,739
OGE Energy Corp.	49,338	1,798,864
Otter Tail Corp.	10,176	626,028
PNM Resources, Inc.	20,754	949,080
Portland General Electric Co.	21,758	945,603
Via Renewables, Inc. (b)	2,896	20,011
		8,533,300
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	8,082	1,272,673
Allied Motion Technologies, Inc.	3,343	95,677
Array Technologies, Inc. (a)	37,200	616,776
Atkore, Inc. (a)	10,200	793,662
Security Description	Shares	Value
AZZ, Inc.	5,693	$207,851
Babcock & Wilcox Enterprises, Inc. (a) (b)	14,100	89,958
Blink Charging Co. (a) (b)	9,200	163,024
Bloom Energy Corp. Class A (a)	43,476	869,085
ChargePoint Holdings, Inc. (a) (b)	63,000	929,880
Encore Wire Corp.	4,534	523,858
Energy Vault Holdings, Inc. (a)	16,200	85,536
EnerSys	9,941	578,268
Enovix Corp. (a) (b)	26,900	493,211
ESS Tech, Inc. (a) (b)	18,400	75,256
Fluence Energy, Inc. (a) (b)	8,900	129,851
FTC Solar, Inc. (a) (b)	9,100	26,936
FuelCell Energy, Inc. (a) (b)	98,377	335,466
GrafTech International, Ltd.	48,450	208,819
Heliogen, Inc. (a)	23,800	44,268
Hubbell, Inc.	13,247	2,954,081
NuScale Power Corp. (a) (b)	6,900	80,592
nVent Electric PLC	40,900	1,292,849
Plug Power, Inc. (a) (b)	130,688	2,745,755
Powell Industries, Inc.	2,000	42,160
Preformed Line Products Co.	600	42,690
Regal Rexnord Corp.	16,645	2,336,292
Sensata Technologies Holding PLC	38,647	1,440,760
Shoals Technologies Group, Inc. Class A (a) (b)	27,600	594,780
Stem, Inc. (a) (b)	36,200	482,908
Sunrun, Inc. (a) (b)	50,789	1,401,269
Thermon Group Holdings, Inc. (a)	7,780	119,890
TPI Composites, Inc. (a)	8,800	99,264
Vertiv Holdings Co.	76,500	743,580
Vicor Corp. (a)	5,376	317,937
		22,234,862
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
908 Devices, Inc. (a)	5,700	93,765
Advanced Energy Industries, Inc.	9,254	716,352
Aeva Technologies, Inc. (a)	23,500	43,945
AEye, Inc. (a)	8,100	8,991
Akoustis Technologies, Inc. (a) (b)	15,100	44,847
Arlo Technologies, Inc. (a)	20,717	96,127
Arrow Electronics, Inc. (a)	15,794	1,456,049
Avnet, Inc.	23,297	841,488
Badger Meter, Inc.	7,276	672,230
Belden, Inc.	10,463	627,989
Benchmark Electronics, Inc.	8,831	218,832
Cepton, Inc. (a) (b)	12,500	24,500
Cognex Corp.	43,071	1,785,293
Coherent Corp. (a)	31,614	1,101,748
CTS Corp.	7,887	328,493
ePlus, Inc. (a)	6,636	275,659

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Evolv Technologies Holdings, Inc. (a)	19,200	$40,704
Fabrinet (a)	9,100	868,595
FARO Technologies, Inc. (a)	4,588	125,895
Focus Universal, Inc. (a)	4,100	38,458
Identiv, Inc. (a)	5,900	73,986
Insight Enterprises, Inc. (a)	7,778	640,985
IPG Photonics Corp. (a)	8,300	700,105
Itron, Inc. (a)	11,199	471,590
Jabil, Inc.	33,267	1,919,839
Kimball Electronics, Inc. (a) (b)	5,644	96,795
Knowles Corp. (a) (b)	21,568	262,483
Lightwave Logic, Inc. (a) (b)	28,300	207,722
Littelfuse, Inc.	5,999	1,191,941
Methode Electronics, Inc.	8,780	326,177
MicroVision, Inc. (a) (b)	42,200	152,342
Mirion Technologies, Inc. (a)	33,000	246,510
Napco Security Technologies, Inc. (a)	7,056	205,188
National Instruments Corp.	32,382	1,222,097
nLight, Inc. (a)	11,188	105,727
Novanta, Inc. (a)	8,626	997,597
OSI Systems, Inc. (a)	3,939	283,844
Ouster, Inc. (a) (b)	31,200	30,058
PAR Technology Corp. (a) (b)	6,400	188,992
PC Connection, Inc.	2,660	119,939
Plexus Corp. (a)	6,800	595,408
Rogers Corp. (a)	4,595	1,111,439
Sanmina Corp. (a)	14,075	648,576
ScanSource, Inc. (a)	6,109	161,339
SmartRent, Inc. (a) (b)	29,000	65,830
TD SYNNEX Corp.	10,484	851,196
TTM Technologies, Inc. (a)	25,000	329,500
Velodyne Lidar, Inc. (a) (b)	42,300	40,062
Vishay Intertechnology, Inc.	32,145	571,859
Vishay Precision Group, Inc. (a)	3,100	91,729
Vontier Corp.	39,100	653,361
		23,974,176
ENERGY EQUIPMENT & SERVICES — 0.7%
Archrock, Inc.	33,842	217,266
Borr Drilling, Ltd. (a)	48,900	162,348
Bristow Group, Inc. (a)	6,033	141,715
Cactus, Inc. Class A	14,543	558,887
ChampionX Corp.	49,700	972,629
Diamond Offshore Drilling, Inc. (a) (b)	24,100	159,783
DMC Global, Inc. (a)	4,400	70,312
Dril-Quip, Inc. (a)	8,575	167,384
Expro Group Holdings NV (a)	18,683	238,021
Helix Energy Solutions Group, Inc. (a)	35,609	137,451
Helmerich & Payne, Inc.	25,400	939,038
Liberty Energy, Inc. Class A (a)	35,500	450,140
Nabors Industries, Ltd. (a)	2,227	225,929
National Energy Services Reunited Corp. (a)	8,800	52,272
Security Description	Shares	Value
Newpark Resources, Inc. (a)	24,100	$60,732
NexTier Oilfield Solutions, Inc. (a)	42,498	314,485
Noble Corp. PLC (a)	18,400	544,272
Nov, Inc.	96,900	1,567,842
Oceaneering International, Inc. (a)	23,781	189,297
Oil States International, Inc. (a)	15,966	62,108
Patterson-UTI Energy, Inc.	52,960	618,573
ProFrac Holding Corp. Class A (a)	3,600	54,756
ProPetro Holding Corp. (a)	21,299	171,457
RPC, Inc.	18,510	128,274
Select Energy Services, Inc. Class A (a)	17,492	121,919
Solaris Oilfield Infrastructure, Inc. Class A	8,000	74,880
TETRA Technologies, Inc. (a)	30,000	107,700
Tidewater, Inc. (a)	10,525	228,393
US Silica Holdings, Inc. (a)	18,788	205,729
Valaris, Ltd. (a)	15,100	738,994
Weatherford International PLC (a)	17,700	571,533
		10,254,119
ENTERTAINMENT — 1.2%
AMC Entertainment Holdings, Inc. Class A (a) (b)	130,011	906,177
Cinemark Holdings, Inc. (a)	26,838	325,008
IMAX Corp. (a)	11,633	164,258
Liberty Media Corp.-Liberty Braves Class A (a) (b)	2,938	82,705
Liberty Media Corp.-Liberty Braves Class C (a)	8,975	246,812
Liberty Media Corp.-Liberty Formula One Class A (a)	6,601	346,685
Liberty Media Corp.-Liberty Formula One Class C (a)	49,386	2,889,081
Lions Gate Entertainment Corp. Class A (a)	14,224	105,684
Lions Gate Entertainment Corp. Class B (a)	28,189	195,914
Madison Square Garden Entertainment Corp. (a) (b)	6,426	283,322
Madison Square Garden Sports Corp. (a)	4,773	652,278
Marcus Corp. (b)	6,137	85,243
Playstudios, Inc. (a)	21,300	74,337
Playtika Holding Corp. (a)	26,700	250,713
Reservoir Media, Inc. (a)	6,200	30,256
ROBLOX Corp. Class A (a) (b)	110,800	3,971,072
Roku, Inc. (a) (b)	30,123	1,698,937
Skillz, Inc. (a) (b)	72,100	73,542
Spotify Technology SA (a)	35,256	3,042,593
World Wrestling Entertainment, Inc. Class A	10,642	746,749
		16,171,366

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.8%
Acadia Realty Trust REIT	23,347	$294,639
Agree Realty Corp. REIT (b)	19,456	1,314,836
Alexander & Baldwin, Inc. REIT (a)	18,038	299,070
Alexander's, Inc. REIT	502	104,898
American Assets Trust, Inc. REIT	12,217	314,221
American Homes 4 Rent Class A REIT	76,216	2,500,647
Americold Realty Trust, Inc. REIT	67,566	1,662,124
Apartment Income REIT Corp.	38,100	1,471,422
Apartment Investment & Management Co. Class A REIT	37,000	270,100
Apple Hospitality REIT, Inc.	53,000	745,180
Armada Hoffler Properties, Inc. REIT	16,300	169,194
Ashford Hospitality Trust, Inc. REIT (a) (b)	8,710	59,315
Bluerock Residential Growth REIT, Inc. Class A	7,000	187,250
Braemar Hotels & Resorts, Inc. REIT (b)	15,800	67,940
Brandywine Realty Trust REIT	40,800	275,400
Brixmor Property Group, Inc. REIT	73,848	1,363,973
Broadstone Net Lease, Inc. REIT (b)	41,219	640,131
BRT Apartments Corp. REIT	2,900	58,899
CareTrust REIT, Inc.	23,628	427,903
CBL & Associates Properties, Inc. REIT	6,900	176,709
Centerspace REIT	3,865	260,192
Chatham Lodging Trust REIT (a)	11,260	111,136
City Office REIT, Inc.	9,700	96,709
Clipper Realty, Inc. REIT	2,693	18,770
Community Healthcare Trust, Inc. REIT	5,747	188,214
Corporate Office Properties Trust REIT	27,600	641,148
Cousins Properties, Inc. REIT	37,429	873,967
CTO Realty Growth, Inc. REIT (b)	4,535	84,986
CubeSmart REIT	56,188	2,250,891
DiamondRock Hospitality Co. REIT	51,700	388,267
Diversified Healthcare Trust REIT	64,577	63,938
Douglas Emmett, Inc. REIT	41,937	751,930
Easterly Government Properties, Inc. REIT	22,000	346,940
EastGroup Properties, Inc. REIT	10,158	1,466,206
Empire State Realty Trust, Inc. Class A REIT	33,124	217,293
EPR Properties REIT	18,349	657,995
Security Description	Shares	Value
Equity Commonwealth REIT	26,281	$640,205
Equity LifeStyle Properties, Inc. REIT	44,672	2,807,189
Essential Properties Realty Trust, Inc. REIT	35,113	682,948
Farmland Partners, Inc. REIT (b)	12,500	158,375
First Industrial Realty Trust, Inc. REIT	32,615	1,461,478
Four Corners Property Trust, Inc. REIT	19,909	481,599
Franklin Street Properties Corp. REIT	23,483	61,760
Gaming and Leisure Properties, Inc. REIT	61,364	2,714,743
GEO Group, Inc. REIT (a) (b)	30,080	231,616
Getty Realty Corp. REIT	10,674	287,024
Gladstone Commercial Corp. REIT	10,430	161,665
Gladstone Land Corp. REIT (b)	7,800	141,180
Global Medical REIT, Inc.	16,500	140,580
Global Net Lease, Inc. REIT	25,882	275,643
Healthcare Realty Trust, Inc. REIT	93,799	1,955,709
Hersha Hospitality Trust Class A REIT	7,976	63,648
Highwoods Properties, Inc. REIT	25,770	694,759
Hudson Pacific Properties, Inc. REIT	35,437	388,035
Independence Realty Trust, Inc. REIT	53,873	901,295
Indus Realty Trust, Inc. REIT (b)	1,462	76,565
Industrial Logistics Properties Trust REIT	15,228	83,754
Innovative Industrial Properties, Inc. REIT (b)	6,833	604,721
InvenTrust Properties Corp. REIT	16,600	354,078
iStar, Inc. REIT	16,475	152,559
JBG SMITH Properties REIT	26,622	494,637
Kilroy Realty Corp. REIT	28,863	1,215,421
Kite Realty Group Trust REIT	52,952	911,833
Lamar Advertising Co. Class A REIT	21,355	1,761,574
Life Storage, Inc. REIT	20,857	2,310,121
LTC Properties, Inc. REIT (b)	10,024	375,399
LXP Industrial Trust REIT	68,300	625,628
Macerich Co. REIT	52,258	414,929
Medical Properties Trust, Inc. REIT	146,961	1,742,957
National Health Investors, Inc. REIT	10,645	601,762
National Retail Properties, Inc. REIT	43,363	1,728,449
National Storage Affiliates Trust REIT	21,010	873,596
Necessity Retail REIT, Inc.	32,944	193,711

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
NETSTREIT Corp. (b)	15,100	$268,931
NexPoint Residential Trust, Inc. REIT	5,448	251,752
Office Properties Income Trust REIT	12,027	168,979
Omega Healthcare Investors, Inc. REIT	58,207	1,716,524
One Liberty Properties, Inc. REIT	3,938	82,777
Orion Office REIT, Inc.	14,000	122,500
Outfront Media, Inc. REIT	36,167	549,377
Paramount Group, Inc. REIT (b)	46,853	291,894
Park Hotels & Resorts, Inc. REIT	55,234	621,935
Pebblebrook Hotel Trust REIT	31,657	459,343
Phillips Edison & Co., Inc. REIT (b)	29,000	813,450
Physicians Realty Trust REIT	54,431	818,642
Piedmont Office Realty Trust, Inc. Class A REIT	29,105	307,349
Plymouth Industrial REIT, Inc.	9,800	164,738
Postal Realty Trust, Inc. Class A REIT (b)	3,800	55,746
PotlatchDeltic Corp. REIT	19,356	794,370
Rayonier, Inc. REIT	36,127	1,082,726
Retail Opportunity Investments Corp. REIT	29,600	407,296
Rexford Industrial Realty, Inc. REIT	42,343	2,201,836
RLJ Lodging Trust REIT	39,455	399,285
RPT Realty REIT	21,400	161,784
Ryman Hospitality Properties, Inc. REIT	13,327	980,734
Sabra Health Care REIT, Inc.	56,055	735,442
Safehold, Inc. REIT (b)	5,247	138,836
Saul Centers, Inc. REIT	2,900	108,750
Service Properties Trust REIT	40,874	212,136
SITE Centers Corp. REIT	48,301	517,304
SL Green Realty Corp. REIT (b)	15,833	635,853
Spirit Realty Capital, Inc. REIT	33,648	1,216,712
STAG Industrial, Inc. REIT	44,550	1,266,557
STORE Capital Corp. REIT	62,823	1,968,245
Summit Hotel Properties, Inc. REIT	26,200	176,064
Sun Communities, Inc. REIT	30,621	4,143,940
Sunstone Hotel Investors, Inc. REIT	53,019	499,439
Tanger Factory Outlet Centers, Inc. REIT	24,787	339,086
Terreno Realty Corp. REIT	18,324	970,989
UMH Properties, Inc. REIT	11,800	190,570
Uniti Group, Inc. REIT	59,170	411,232
Universal Health Realty Income Trust REIT	3,188	137,753
Urban Edge Properties REIT	28,700	382,858
Urstadt Biddle Properties, Inc. Class A REIT (b)	7,640	118,496
Security Description	Shares	Value
Veris Residential, Inc. REIT (a)	21,547	$244,989
Washington Real Estate Investment Trust	22,102	388,111
Whitestone REIT	11,300	95,598
WP Carey, Inc. REIT	48,067	3,355,077
Xenia Hotels & Resorts, Inc. REIT	27,900	384,741
		80,954,324
FOOD & STAPLES RETAILING — 0.9%
Albertsons Cos., Inc. Class A	42,300	1,051,578
Andersons, Inc.	7,885	244,671
BJ's Wholesale Club Holdings, Inc. (a)	33,200	2,417,292
Casey's General Stores, Inc.	9,175	1,858,121
Chefs' Warehouse, Inc. (a)	8,300	240,451
Grocery Outlet Holding Corp. (a)	21,845	727,220
HF Foods Group, Inc. (a) (b)	10,300	39,861
Ingles Markets, Inc. Class A	3,456	273,750
Natural Grocers by Vitamin Cottage, Inc.	3,000	32,370
Performance Food Group Co. (a)	37,594	1,614,662
PriceSmart, Inc.	6,091	350,781
Rite Aid Corp. (a) (b)	12,566	62,202
SpartanNash Co.	8,809	255,637
Sprouts Farmers Market, Inc. (a)	26,175	726,356
United Natural Foods, Inc. (a)	14,399	494,894
US Foods Holding Corp. (a)	50,754	1,341,936
Village Super Market, Inc. Class A	2,369	45,793
Weis Markets, Inc. (b)	4,115	293,152
		12,070,727
FOOD PRODUCTS — 1.2%
Alico, Inc.	1,600	45,184
AppHarvest, Inc. (a)	15,900	31,323
B&G Foods, Inc.	17,500	288,575
Benson Hill, Inc. (a) (b)	45,200	123,848
Beyond Meat, Inc. (a) (b)	15,362	217,679
BRC, Inc. Class A (a)	7,400	57,202
Bunge, Ltd.	35,221	2,908,198
Calavo Growers, Inc.	4,381	139,097
Cal-Maine Foods, Inc.	9,262	514,875
Darling Ingredients, Inc. (a)	39,605	2,619,871
Flowers Foods, Inc.	46,331	1,143,912
Fresh Del Monte Produce, Inc.	7,547	175,392
Freshpet, Inc. (a) (b)	11,342	568,121
Hain Celestial Group, Inc. (a)	18,401	310,609
Hostess Brands, Inc. (a)	33,600	780,864
Ingredion, Inc.	16,257	1,309,014
J & J Snack Foods Corp.	3,791	490,821
John B Sanfilippo & Son, Inc.	2,170	164,334
Lancaster Colony Corp.	4,766	716,234
Landec Corp. (a)	6,300	56,007

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Local Bounti Corp. (a) (b)	8,600	$24,424
Mission Produce, Inc. (a)	10,200	147,492
Pilgrim's Pride Corp. (a)	11,521	265,213
Post Holdings, Inc. (a)	13,513	1,106,850
Seaboard Corp.	64	217,770
Seneca Foods Corp. Class A (a)	1,449	73,088
Simply Good Foods Co. (a)	22,300	713,377
Sovos Brands, Inc. (a)	9,600	136,704
SunOpta, Inc. (a) (b)	23,600	214,760
Tattooed Chef, Inc. (a) (b)	11,100	55,278
Tootsie Roll Industries, Inc. (b)	3,783	125,898
TreeHouse Foods, Inc. (a)	12,581	533,686
Utz Brands, Inc. (b)	16,000	241,600
Vital Farms, Inc. (a)	7,600	90,972
Whole Earth Brands, Inc. (a)	11,000	42,240
		16,650,512
GAS UTILITIES — 0.7%
Brookfield Infrastructure Corp. Class A (b)	24,172	983,800
Chesapeake Utilities Corp.	4,321	498,600
National Fuel Gas Co.	21,670	1,333,789
New Jersey Resources Corp. (b)	23,444	907,283
Northwest Natural Holding Co.	8,582	372,287
ONE Gas, Inc.	13,121	923,587
South Jersey Industries, Inc.	30,262	1,011,356
Southwest Gas Holdings, Inc.	16,339	1,139,645
Spire, Inc.	12,439	775,323
UGI Corp.	51,835	1,675,826
		9,621,496
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Alphatec Holdings, Inc. (a) (b)	18,000	157,320
AngioDynamics, Inc. (a)	9,297	190,217
Artivion, Inc. (a) (b)	9,992	138,289
AtriCure, Inc. (a)	11,500	449,650
Atrion Corp.	368	207,920
Avanos Medical, Inc. (a)	11,200	243,936
AxoGen, Inc. (a)	10,300	122,776
Axonics, Inc. (a) (b)	12,163	856,762
BioLife Solutions, Inc. (a) (b)	8,120	184,730
Bioventus, Inc. Class A (a) (b)	6,999	48,993
Butterfly Network, Inc. (a) (b)	32,500	152,750
Cardiovascular Systems, Inc. (a)	9,450	130,977
Cerus Corp. (a)	42,509	153,032
CONMED Corp.	7,200	577,224
CryoPort, Inc. (a) (b)	10,800	263,088
Cue Health, Inc. (a)	29,000	87,290
Cutera, Inc. (a) (b)	4,000	182,400
Embecta Corp.	14,400	414,576
Enovis Corp. (a)	12,575	579,330
Envista Holdings Corp. (a)	40,368	1,324,474
Figs, Inc. Class A (a) (b)	31,000	255,750
Glaukos Corp. (a)	11,316	602,464
Globus Medical, Inc. Class A (a)	18,932	1,127,779
Security Description	Shares	Value
Haemonetics Corp. (a)	12,393	$917,454
Heska Corp. (a)	2,296	167,424
ICU Medical, Inc. (a)	4,980	749,988
Inari Medical, Inc. (a)	11,739	852,721
Inogen, Inc. (a)	5,492	133,346
Insulet Corp. (a)	17,277	3,963,344
Integer Holdings Corp. (a)	8,183	509,228
Integra LifeSciences Holdings Corp. (a)	17,993	762,183
iRadimed Corp.	1,900	57,114
iRhythm Technologies, Inc. (a)	7,326	917,801
Lantheus Holdings, Inc. (a)	16,861	1,185,834
LeMaitre Vascular, Inc.	4,851	245,849
LivaNova PLC (a)	13,050	662,548
Masimo Corp. (a)	11,709	1,652,842
Meridian Bioscience, Inc. (a)	10,671	336,457
Merit Medical Systems, Inc. (a)	13,800	779,838
Mesa Laboratories, Inc. (b)	1,198	168,714
Nano-X Imaging, Ltd. (a) (b)	10,800	123,876
Neogen Corp. (a)	26,442	369,395
Nevro Corp. (a)	8,809	410,499
Novocure, Ltd. (a) (b)	25,955	1,972,061
NuVasive, Inc. (a)	12,880	564,273
Omnicell, Inc. (a)	10,666	928,262
OraSure Technologies, Inc. (a)	17,100	64,809
Orthofix Medical, Inc. (a)	4,460	85,231
OrthoPediatrics Corp. (a) (b)	3,768	173,856
Outset Medical, Inc. (a)	12,000	191,160
Owlet, Inc. (a)	1,100	1,177
Paragon 28, Inc. (a)	11,200	199,584
Penumbra, Inc. (a)	8,816	1,671,514
PROCEPT BioRobotics Corp. (a)	6,300	261,198
Pulmonx Corp. (a) (b)	8,200	136,612
QuidelOrtho Corp. (a)	12,225	873,843
RxSight, Inc. (a)	5,100	61,200
SeaSpine Holdings Corp. (a)	8,900	50,552
Senseonics Holdings, Inc. (a) (b)	117,400	154,968
Shockwave Medical, Inc. (a)	8,670	2,410,867
SI-BONE, Inc. (a)	8,460	147,712
Sight Sciences, Inc. (a) (b)	4,500	28,575
Silk Road Medical, Inc. (a) (b)	8,569	385,605
STAAR Surgical Co. (a)	11,669	823,248
Surmodics, Inc. (a)	2,981	90,622
Tactile Systems Technology, Inc. (a)	4,500	35,055
Tandem Diabetes Care, Inc. (a)	15,792	755,647
TransMedics Group, Inc. (a)	7,400	308,876
Treace Medical Concepts, Inc. (a) (b)	8,300	183,181
UFP Technologies, Inc. (a)	1,600	137,344
Utah Medical Products, Inc.	836	71,319
Varex Imaging Corp. (a) (b)	9,408	198,885
Vicarious Surgical, Inc. (a)	12,200	40,870
ViewRay, Inc. (a) (b)	35,406	128,878

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Zimvie, Inc. (a)	4,900	$48,363
Zynex, Inc. (b)	5,070	45,985
		36,649,514
HEALTH CARE PROVIDERS & SERVICES — 2.0%
1Life Healthcare, Inc. (a)	44,500	763,175
23andMe Holding Co. Class A (a) (b)	65,800	188,188
Acadia Healthcare Co., Inc. (a)	22,082	1,726,371
Accolade, Inc. (a) (b)	16,500	188,430
AdaptHealth Corp. (a) (b)	17,900	336,162
Addus HomeCare Corp. (a)	3,816	363,436
Agiliti, Inc. (a) (b)	6,600	94,446
agilon health, Inc. (a) (b)	47,600	1,114,792
AirSculpt Technologies, Inc.	2,200	14,146
Alignment Healthcare, Inc. (a)	20,400	241,536
Amedisys, Inc. (a)	7,906	765,222
AMN Healthcare Services, Inc. (a)	10,648	1,128,262
Apollo Medical Holdings, Inc. (a) (b)	9,773	381,147
ATI Physical Therapy, Inc. (a) (b)	14,600	14,600
Aveanna Healthcare Holdings, Inc. (a) (b)	7,900	11,850
Brookdale Senior Living, Inc. (a) (b)	47,141	201,292
Cano Health, Inc. (a) (b)	40,000	346,800
CareMax, Inc. (a) (b)	15,800	112,022
Castle Biosciences, Inc. (a)	6,000	156,480
Chemed Corp.	3,565	1,556,336
Clover Health Investments Corp. (a)	93,400	158,780
Community Health Systems, Inc. (a) (b)	30,167	64,859
CorVel Corp. (a)	2,200	304,546
Covetrus, Inc. (a)	26,080	544,550
Cross Country Healthcare, Inc. (a)	9,258	262,649
DocGo, Inc. (a)	19,700	195,424
Encompass Health Corp.	24,203	1,094,702
Enhabit, Inc. (a)	12,351	173,408
Ensign Group, Inc.	13,270	1,054,965
Fulgent Genetics, Inc. (a)	5,371	204,743
Guardant Health, Inc. (a) (b)	24,551	1,321,580
Hanger, Inc. (a)	9,050	169,416
HealthEquity, Inc. (a)	20,163	1,354,349
Hims & Hers Health, Inc. (a) (b)	29,300	163,494
Innovage Holding Corp. (a) (b)	3,800	22,344
Invitae Corp. (a) (b)	59,000	145,140
Joint Corp. (a)	3,250	51,058
LHC Group, Inc. (a)	7,184	1,175,733
LifeStance Health Group, Inc. (a) (b)	17,300	114,526
ModivCare, Inc. (a)	3,154	314,391
National HealthCare Corp.	3,141	198,951
National Research Corp. (b)	3,400	135,320
Security Description	Shares	Value
Oak Street Health, Inc. (a) (b)	29,309	$718,657
Oncology Institute, Inc. (a)	8,600	39,818
OPKO Health, Inc. (a) (b)	100,418	189,790
Option Care Health, Inc. (a)	38,007	1,196,080
Owens & Minor, Inc.	18,519	446,308
P3 Health Partners, Inc. (a) (b)	5,000	23,100
Patterson Cos., Inc.	21,500	516,430
Pediatrix Medical Group, Inc. (a)	20,574	339,677
Pennant Group, Inc. (a)	6,217	64,719
PetIQ, Inc. (a) (b)	6,226	42,959
Premier, Inc. Class A	29,645	1,006,151
Privia Health Group, Inc. (a)	11,000	374,660
Progyny, Inc. (a)	18,200	674,492
R1 RCM, Inc. (a)	36,587	677,957
RadNet, Inc. (a)	12,476	253,887
Select Medical Holdings Corp.	25,734	568,721
Sema4 Holdings Corp. (a) (b)	46,900	41,155
Signify Health, Inc. Class A (a)	17,700	515,955
Surgery Partners, Inc. (a) (b)	9,595	224,523
Tenet Healthcare Corp. (a)	26,322	1,357,689
US Physical Therapy, Inc. (b)	3,122	237,334
		28,439,683
HEALTH CARE TECHNOLOGY — 1.0%
Allscripts Healthcare Solutions, Inc. (a)	27,112	412,916
American Well Corp. Class A (a) (b)	58,700	210,733
Babylon Holdings, Ltd. Class A (a)	20,900	9,871
Certara, Inc. (a)	29,800	395,744
Change Healthcare, Inc. (a)	66,510	1,828,360
Computer Programs & Systems, Inc. (a) (b)	3,404	94,904
Convey Health Solutions Holdings, Inc. (a)	4,500	47,295
Definitive Healthcare Corp. (a)	7,900	122,766
Doximity, Inc. Class A (a) (b)	27,400	828,028
Evolent Health, Inc. Class A (a)	20,265	728,121
Health Catalyst, Inc. (a)	13,700	132,890
HealthStream, Inc. (a)	6,399	136,043
Inspire Medical Systems, Inc. (a)	7,009	1,243,186
Multiplan Corp. (a) (b)	93,600	267,696
NextGen Healthcare, Inc. (a)	13,600	240,720
Nutex Health, Inc. (a) (b)	8,800	13,200
OptimizeRx Corp. (a)	4,396	65,149
Pear Therapeutics, Inc. (a) (b)	20,300	41,412
Phreesia, Inc. (a)	12,200	310,856
Schrodinger, Inc. (a)	13,408	334,932
Sharecare, Inc. (a) (b)	70,400	133,760
Simulations Plus, Inc. (b)	3,797	184,306
Teladoc Health, Inc. (a) (b)	40,404	1,024,241
Veeva Systems, Inc. Class A (a)	35,067	5,781,847
		14,588,976

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.8%
Accel Entertainment, Inc. (a)	15,200	$118,712
Airbnb, Inc. Class A (a)	98,300	10,325,432
Aramark	58,340	1,820,208
Bally's Corp. (a) (b)	9,065	179,124
Biglari Holdings, Inc. Class B (a)	230	26,588
BJ's Restaurants, Inc. (a)	5,406	128,933
Bloomin' Brands, Inc.	21,793	399,466
Bluegreen Vacations Holding Corp.	2,648	43,745
Bowlero Corp. (a) (b)	9,400	115,714
Boyd Gaming Corp.	19,398	924,315
Brinker International, Inc. (a)	10,830	270,533
Century Casinos, Inc. (a) (b)	5,461	35,824
Cheesecake Factory, Inc. (b)	12,255	358,826
Choice Hotels International, Inc.	8,356	915,149
Churchill Downs, Inc.	9,008	1,658,823
Chuy's Holdings, Inc. (a)	4,753	110,175
Cracker Barrel Old Country Store, Inc. (b)	5,508	509,931
Dave & Buster's Entertainment, Inc. (a)	10,516	326,311
Denny's Corp. (a)	14,141	133,067
Dine Brands Global, Inc.	3,630	230,723
DraftKings, Inc. Class A (a) (b)	81,523	1,234,258
El Pollo Loco Holdings, Inc. (a)	3,500	31,220
Everi Holdings, Inc. (a)	21,595	350,271
F45 Training Holdings, Inc. (a) (b)	6,700	20,703
First Watch Restaurant Group, Inc. (a) (b)	2,000	28,960
Full House Resorts, Inc. (a)	8,500	47,770
Golden Entertainment, Inc. (a)	5,225	182,300
Hilton Grand Vacations, Inc. (a)	21,771	716,048
Hyatt Hotels Corp. Class A (a)	12,459	1,008,681
Inspirato, Inc. (a)	5,700	13,452
Inspired Entertainment, Inc. (a)	5,200	45,916
International Game Technology PLC (b)	24,335	384,493
Jack in the Box, Inc.	5,197	384,942
Krispy Kreme, Inc. (b)	17,800	205,234
Kura Sushi USA, Inc. Class A (a)	1,200	88,296
Life Time Group Holdings, Inc. (a) (b)	10,400	101,400
Light & Wonder, Inc. Class A (a)	22,964	984,696
Lindblad Expeditions Holdings, Inc. (a)	7,389	49,950
Marriott Vacations Worldwide Corp.	9,540	1,162,544
Monarch Casino & Resort, Inc. (a)	3,300	185,262
NEOGAMES SA (a) (b)	3,300	42,570
Noodles & Co. (a)	8,100	38,070
ONE Group Hospitality, Inc. (a)	4,700	31,208
Papa John's International, Inc. (b)	7,988	559,240
Security Description	Shares	Value
Penn Entertainment, Inc. (a)	39,100	$1,075,641
Planet Fitness, Inc. Class A (a)	21,243	1,224,871
Portillo's, Inc. Class A (a)	5,600	110,264
RCI Hospitality Holdings, Inc.	2,100	137,214
Red Rock Resorts, Inc. Class A	12,586	431,196
Rush Street Interactive, Inc. (a) (b)	15,300	56,304
Ruth's Hospitality Group, Inc.	8,100	136,566
SeaWorld Entertainment, Inc. (a)	10,417	474,078
Shake Shack, Inc. Class A (a)	9,430	424,161
Six Flags Entertainment Corp. (a) (b)	18,695	330,902
Sonder Holdings, Inc. (a) (b)	47,800	79,348
Sweetgreen, Inc. Class A (a) (b)	21,500	397,750
Target Hospitality Corp. (a) (b)	7,200	90,864
Texas Roadhouse, Inc.	16,277	1,420,331
Travel + Leisure Co.	20,400	696,048
Vacasa, Inc. Class A (a)	27,300	83,811
Vail Resorts, Inc.	10,090	2,175,808
Wendy's Co.	42,258	789,802
Wingstop, Inc.	7,265	911,176
Wyndham Hotels & Resorts, Inc.	22,016	1,350,682
Xponential Fitness, Inc. Class A (a)	4,400	80,344
		39,006,244
HOUSEHOLD DURABLES — 0.9%
Aterian, Inc. (a)	13,700	16,988
Beazer Homes USA, Inc. (a)	7,796	75,387
Cavco Industries, Inc. (a)	2,176	447,734
Century Communities, Inc.	7,151	305,920
Dream Finders Homes, Inc. Class A (a) (b)	5,000	53,000
Ethan Allen Interiors, Inc. (b)	5,800	122,612
GoPro, Inc. Class A (a) (b)	33,122	163,291
Green Brick Partners, Inc. (a) (b)	6,702	143,289
Helen of Troy, Ltd. (a)	5,864	565,524
Hovnanian Enterprises, Inc. Class A (a) (b)	1,200	42,840
Installed Building Products, Inc.	5,814	470,876
iRobot Corp. (a)	6,543	368,567
KB Home	19,100	495,072
Landsea Homes Corp. (a)	1,400	6,678
La-Z-Boy, Inc.	10,433	235,473
Legacy Housing Corp. (a)	2,020	34,643
Leggett & Platt, Inc.	33,000	1,096,260
LGI Homes, Inc. (a) (b)	5,025	408,884
Lifetime Brands, Inc.	3,800	25,726
Lovesac Co. (a)	3,587	73,103
M/I Homes, Inc. (a)	6,691	242,415
MDC Holdings, Inc.	14,155	388,130
Meritage Homes Corp. (a)	8,967	630,111
Purple Innovation, Inc. (a) (b)	12,496	50,609
Skyline Champion Corp. (a)	13,237	699,840

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Snap One Holdings Corp. (a) (b)	4,200	$42,588
Sonos, Inc. (a)	31,530	438,267
Taylor Morrison Home Corp. (a)	26,658	621,665
Tempur Sealy International, Inc.	41,668	1,005,865
Toll Brothers, Inc.	26,684	1,120,728
TopBuild Corp. (a)	7,974	1,313,956
Traeger, Inc. (a) (b)	6,100	17,202
Tri Pointe Homes, Inc. (a)	24,983	377,493
Tupperware Brands Corp. (a)	11,381	74,546
Universal Electronics, Inc. (a)	2,939	57,810
Vizio Holding Corp. Class A (a)	16,400	143,336
Vuzix Corp. (a) (b)	14,900	86,271
Weber, Inc. Class A (b)	7,900	51,903
		12,514,602
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	3,500	126,140
Central Garden & Pet Co. Class A (a)	8,782	299,993
Energizer Holdings, Inc. (b)	16,558	416,268
Reynolds Consumer Products, Inc. (b)	13,500	351,135
Spectrum Brands Holdings, Inc.	10,169	396,896
WD-40 Co. (b)	3,353	589,256
		2,179,688
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Altus Power, Inc. (a)	10,300	113,403
Brookfield Renewable Corp. Class A	32,179	1,051,610
Clearway Energy, Inc. Class A	9,626	280,117
Clearway Energy, Inc. Class C	19,400	617,890
Montauk Renewables, Inc. (a)	15,600	272,064
Ormat Technologies, Inc. (b)	10,992	947,510
Sunnova Energy International, Inc. (a) (b)	24,500	540,960
Vistra Corp.	103,407	2,171,547
		5,995,101
INDUSTRIAL CONGLOMERATES — 0.0% (d)
Brookfield Business Corp. Class A (b)	6,800	150,280
INSURANCE — 3.0%
Alleghany Corp. (a)	3,182	2,670,875
Ambac Financial Group, Inc. (a)	10,794	137,623
American Equity Investment Life Holding Co.	17,872	666,447
American Financial Group, Inc.	16,619	2,042,974
AMERISAFE, Inc.	4,634	216,547
Arch Capital Group, Ltd. (a)	89,067	4,056,111
Argo Group International Holdings, Ltd.	7,760	149,458
Assured Guaranty, Ltd.	14,919	722,826
Axis Capital Holdings, Ltd.	19,599	963,291
Bright Health Group, Inc. (a) (b)	46,900	49,245
Security Description	Shares	Value
Brighthouse Financial, Inc. (a)	17,673	$767,362
BRP Group, Inc. Class A (a) (b)	14,705	387,477
CNA Financial Corp.	6,591	243,208
CNO Financial Group, Inc.	27,479	493,798
Crawford & Co. Class A	4,000	22,960
Donegal Group, Inc. Class A	4,000	53,960
eHealth, Inc. (a)	5,507	21,532
Employers Holdings, Inc.	6,900	237,981
Enstar Group, Ltd. (a)	2,765	468,916
Erie Indemnity Co. Class A	6,318	1,404,555
Fidelity National Financial, Inc.	66,236	2,397,743
First American Financial Corp.	24,914	1,148,535
Genworth Financial, Inc. Class A (a)	125,482	439,187
Goosehead Insurance, Inc. Class A (a) (b)	4,619	164,621
Greenlight Capital Re, Ltd. Class A (a) (b)	6,400	47,616
Hanover Insurance Group, Inc.	8,735	1,119,303
HCI Group, Inc. (b)	1,773	69,502
Hippo Holdings, Inc. (a)	3,836	71,081
Horace Mann Educators Corp.	10,200	359,958
Investors Title Co.	343	48,363
James River Group Holdings, Ltd.	9,000	205,290
Kemper Corp.	15,707	648,071
Kinsale Capital Group, Inc.	5,249	1,340,700
Lemonade, Inc. (a)	11,400	241,452
Markel Corp. (a)	3,355	3,637,558
MBIA, Inc. (a)	11,497	105,772
Mercury General Corp.	6,637	188,623
National Western Life Group, Inc. Class A	580	99,064
NI Holdings, Inc. (a)	1,700	22,712
Old Republic International Corp.	69,862	1,462,212
Oscar Health, Inc. Class A (a)	29,100	145,209
Palomar Holdings, Inc. (a)	6,010	503,157
Primerica, Inc.	9,164	1,131,296
ProAssurance Corp.	13,105	255,679
Reinsurance Group of America, Inc.	16,546	2,081,652
RenaissanceRe Holdings, Ltd.	10,675	1,498,663
RLI Corp.	9,478	970,358
Root, Inc. Class A (a) (b)	1,472	11,599
Ryan Specialty Holdings, Inc. Class A (a) (b)	20,700	840,834
Safety Insurance Group, Inc.	3,586	292,474
Selective Insurance Group, Inc.	14,498	1,180,137
Selectquote, Inc. (a) (b)	36,303	26,501
SiriusPoint, Ltd. (a)	23,900	118,305
Stewart Information Services Corp.	6,665	290,861
Tiptree, Inc.	6,100	65,636
Trean Insurance Group, Inc. (a)	6,600	22,440
Trupanion, Inc. (a) (b)	9,600	570,528
United Fire Group, Inc. (b)	5,263	151,206

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Universal Insurance Holdings, Inc.	6,617	$65,177
Unum Group	49,600	1,924,480
White Mountains Insurance Group, Ltd.	751	978,568
		42,719,269
INTERACTIVE MEDIA & SERVICES — 0.8%
Arena Group Holdings, Inc. (a)	2,600	34,060
Bumble, Inc. Class A (a) (b)	21,600	464,184
Cargurus, Inc. (a)	25,100	355,667
Cars.com, Inc. (a)	16,200	186,300
DHI Group, Inc. (a)	11,000	59,180
Eventbrite, Inc. Class A (a) (b)	17,893	108,789
EverQuote, Inc. Class A (a)	4,935	33,657
fuboTV, Inc. (a) (b)	44,900	159,395
IAC, Inc. (a)	19,637	1,087,497
Leafly Holdings, Inc. (a)	15,600	10,592
MediaAlpha, Inc. Class A (a) (b)	5,200	45,500
Outbrain, Inc. (a) (b)	9,700	35,405
Pinterest, Inc. Class A (a)	146,609	3,415,990
QuinStreet, Inc. (a)	13,198	138,579
TripAdvisor, Inc. (a)	25,300	558,624
TrueCar, Inc. (a)	19,266	29,092
Vimeo, Inc. (a)	37,123	148,492
Wejo Group, Ltd. (a)	2,100	2,289
Yelp, Inc. (a)	17,091	579,556
Ziff Davis, Inc. (a)	11,106	760,539
ZipRecruiter, Inc. Class A (a) (b)	19,500	321,750
ZoomInfo Technologies, Inc. (a)	69,200	2,882,872
		11,418,009
INTERNET & DIRECT MARKETING RETAIL — 0.4%
1-800-Flowers.com, Inc. Class A (a) (b)	5,900	38,291
1stdibs.com, Inc. (a)	5,000	31,450
aka Brands Holding Corp. (a)	2,200	3,190
BARK, Inc. (a)	29,800	54,236
Boxed, Inc. (a)	21,300	19,639
CarParts.com, Inc. (a)	13,400	69,278
ContextLogic, Inc. Class A (a)	138,300	101,498
DoorDash, Inc. Class A (a)	62,889	3,109,861
Duluth Holdings, Inc. Class B (a)	2,296	16,164
Groupon, Inc. (a) (b)	5,511	43,868
Lands' End, Inc. (a)	3,300	25,476
Liquidity Services, Inc. (a)	5,724	93,072
Lulu's Fashion Lounge Holdings, Inc. (a) (b)	5,200	24,232
Overstock.com, Inc. (a) (b)	10,282	250,367
PetMed Express, Inc. (b)	4,568	89,167
Porch Group, Inc. (a) (b)	17,700	39,825
Poshmark, Inc. Class A (a)	11,000	172,370
Quotient Technology, Inc. (a)	20,271	46,826
Qurate Retail, Inc. Class A	89,716	180,329
RealReal, Inc. (a) (b)	25,200	37,800
Security Description	Shares	Value
Rent the Runway, Inc. Class A (a) (b)	12,300	$27,060
Revolve Group, Inc. (a) (b)	9,900	214,731
RumbleON, Inc. Class B (a) (b)	3,000	50,760
Shutterstock, Inc.	6,050	303,529
Stitch Fix, Inc. Class A (a) (b)	18,946	74,837
ThredUp, Inc. Class A (a)	11,800	21,712
Vivid Seats, Inc. Class A	6,100	46,726
Wayfair, Inc. Class A (a) (b)	19,670	640,258
Xometry, Inc. Class A (a)	8,300	471,357
		6,297,909
IT SERVICES — 4.7%
Affirm Holdings, Inc. (a) (b)	44,700	838,572
Amdocs, Ltd.	30,335	2,410,116
AvidXchange Holdings, Inc. (a)	35,500	298,910
BigCommerce Holdings, Inc. Class 1 (a)	16,400	242,720
Block, Inc. (a)	132,937	7,310,206
Bread Financial Holdings, Inc.	12,410	390,295
Brightcove, Inc. (a)	10,571	66,597
Cantaloupe, Inc. (a)	14,100	49,068
Cass Information Systems, Inc.	3,436	119,195
Cerberus Cyber Sentinel Corp. (a)	10,500	30,975
Cloudflare, Inc. Class A (a)	70,295	3,888,016
Concentrix Corp.	10,674	1,191,539
Conduent, Inc. (a)	40,500	135,270
Core Scientific, Inc. Class A (a) (b)	68,700	89,310
CSG Systems International, Inc.	7,792	412,041
Cyxtera Technologies, Inc. (a) (b)	10,300	42,024
DigitalOcean Holdings, Inc. (a)	17,200	622,124
Edgio, Inc. (a) (b)	34,599	96,185
Euronet Worldwide, Inc. (a)	11,712	887,301
EVERTEC, Inc.	15,300	479,655
Evo Payments, Inc. Class A (a)	11,700	389,610
ExlService Holdings, Inc. (a)	8,037	1,184,332
Fastly, Inc. Class A (a) (b)	27,443	251,378
Flywire Corp. (a)	13,900	319,144
Genpact, Ltd.	44,753	1,958,839
Globant SA (a)	10,194	1,907,094
GoDaddy, Inc. Class A (a)	39,392	2,792,105
Grid Dynamics Holdings, Inc. (a)	12,100	226,633
Hackett Group, Inc.	6,890	122,091
I3 Verticals, Inc. Class A (a) (b)	5,000	100,150
IBEX Holdings, Ltd. (a) (b)	1,200	22,284
Information Services Group, Inc.	8,400	39,984
International Money Express, Inc. (a)	7,900	180,041
Kyndryl Holdings, Inc. (a)	49,400	408,538
Marqeta, Inc. Class A (a)	107,300	763,976
MAXIMUS, Inc.	14,707	851,094
MoneyGram International, Inc. (a)	23,700	246,480

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MongoDB, Inc. (a) (b)	16,378	$3,252,016
Okta, Inc. (a)	37,575	2,136,890
Paya Holdings, Inc. (a)	22,900	139,919
Payoneer Global, Inc. (a) (b)	53,000	320,650
Paysafe, Ltd. (a) (b)	84,200	116,196
Perficient, Inc. (a)	8,449	549,354
PFSweb, Inc. (a)	3,800	35,416
Priority Technology Holdings, Inc. (a)	6,265	28,255
Rackspace Technology, Inc. (a) (b)	14,800	60,384
Remitly Global, Inc. (a)	24,700	274,664
Repay Holdings Corp. (a) (b)	21,700	153,202
Sabre Corp. (a) (b)	78,735	405,485
Shift4 Payments, Inc. Class A (a) (b)	12,700	566,547
Snowflake, Inc. Class A (a)	77,192	13,119,552
SolarWinds Corp. (a)	11,351	87,970
Squarespace, Inc. Class A (a) (b)	7,600	162,336
SS&C Technologies Holdings, Inc.	56,081	2,677,868
StoneCo, Ltd. Class A (a) (b)	68,360	651,471
Switch, Inc. Class A	36,736	1,237,636
Thoughtworks Holding, Inc. (a) (b)	22,100	231,829
Toast, Inc. Class A (a) (b)	62,500	1,045,000
TTEC Holdings, Inc.	4,807	212,998
Tucows, Inc. Class A (a)	2,276	85,145
Twilio, Inc. Class A (a)	43,124	2,981,593
Unisys Corp. (a)	16,600	125,330
Verra Mobility Corp. (a)	35,381	543,806
Western Union Co.	95,200	1,285,200
WEX, Inc. (a)	10,957	1,390,882
Wix.com, Ltd. (a) (b)	13,497	1,055,870
		66,297,356
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Acushnet Holdings Corp. (b)	8,272	359,749
AMMO, Inc. (a) (b)	22,700	66,511
Brunswick Corp.	18,326	1,199,437
Clarus Corp. (b)	6,965	93,818
Johnson Outdoors, Inc. Class A	1,380	70,808
Latham Group, Inc. (a)	10,300	36,977
Malibu Boats, Inc. Class A (a)	5,065	243,069
Marine Products Corp.	1,680	14,213
MasterCraft Boat Holdings, Inc. (a)	4,465	84,165
Mattel, Inc. (a)	87,039	1,648,519
Peloton Interactive, Inc. Class A (a) (b)	76,003	526,701
Polaris, Inc. (b)	14,003	1,339,387
Smith & Wesson Brands, Inc.	11,026	114,339
Solo Brands, Inc. Class A (a)	4,300	16,340
Sturm Ruger & Co., Inc. (b)	4,185	212,556
Topgolf Callaway Brands Corp. (a) (b)	34,041	655,630
Security Description	Shares	Value
Vinco Ventures, Inc. (a) (b)	62,000	$57,734
Vista Outdoor, Inc. (a) (b)	14,121	343,423
YETI Holdings, Inc. (a)	21,434	611,298
		7,694,674
LIFE SCIENCES TOOLS & SERVICES — 1.2%
10X Genomics, Inc. Class A (a) (b)	23,145	659,170
AbCellera Biologics, Inc. (a) (b)	51,200	506,368
Absci Corp. (a)	12,300	38,499
Adaptive Biotechnologies Corp. (a)	27,200	193,664
Akoya Biosciences, Inc. (a) (b)	3,800	44,650
Alpha Teknova, Inc. (a)	2,300	7,682
Avantor, Inc. (a)	153,551	3,009,600
Azenta, Inc.	18,341	786,095
Berkeley Lights, Inc. (a) (b)	11,947	34,168
Bionano Genomics, Inc. (a) (b)	70,400	128,832
Bruker Corp.	26,997	1,432,461
Codexis, Inc. (a)	15,221	92,239
Cytek Biosciences, Inc. (a)	28,200	415,104
Inotiv, Inc. (a) (b)	4,200	70,770
Maravai LifeSciences Holdings, Inc. Class A (a)	27,700	707,181
MaxCyte, Inc. (a)	21,400	139,100
Medpace Holdings, Inc. (a)	6,201	974,611
NanoString Technologies, Inc. (a)	11,600	148,132
Nautilus Biotechnology, Inc. (a) (b)	7,800	16,536
NeoGenomics, Inc. (a)	31,829	274,048
Pacific Biosciences of California, Inc. (a) (b)	54,921	318,816
QIAGEN NV (a) (b)	57,081	2,356,304
Quanterix Corp. (a)	8,600	94,772
Quantum-Si, Inc. (a) (b)	20,700	56,925
Repligen Corp. (a)	13,717	2,566,588
Science 37 Holdings, Inc. (a)	12,800	20,608
Seer, Inc. (a) (b)	12,900	99,846
Singular Genomics Systems, Inc. (a) (b)	15,100	37,750
SomaLogic, Inc. (a) (b)	36,000	104,400
Sotera Health Co. (a)	24,900	169,818
Syneos Health, Inc. (a)	25,394	1,197,327
		16,702,064
MACHINERY — 2.7%
AGCO Corp.	15,321	1,473,421
Alamo Group, Inc.	2,489	304,330
Albany International Corp. Class A	7,671	604,705
Allison Transmission Holdings, Inc.	24,259	818,984
Altra Industrial Motion Corp.	15,968	536,844
Astec Industries, Inc.	5,606	174,851
Barnes Group, Inc.	11,814	341,188
Berkshire Grey, Inc. (a) (b)	11,100	18,870
Blue Bird Corp. (a) (b)	4,022	33,584

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Chart Industries, Inc. (a) (b)	8,970	$1,653,619
CIRCOR International, Inc. (a)	5,147	84,874
Columbus McKinnon Corp.	7,148	186,992
Crane Holdings Co.	11,648	1,019,666
Desktop Metal, Inc. Class A (a) (b)	65,181	168,819
Donaldson Co., Inc.	30,486	1,494,119
Douglas Dynamics, Inc.	5,573	156,155
Energy Recovery, Inc. (a)	13,500	293,490
Enerpac Tool Group Corp.	14,191	253,026
EnPro Industries, Inc.	5,145	437,222
Esab Corp.	12,775	426,174
ESCO Technologies, Inc.	6,428	472,072
Evoqua Water Technologies Corp. (a)	29,100	962,337
Fathom Digital Manufacturing C (a)	5,100	10,353
Federal Signal Corp.	14,600	544,872
Flowserve Corp.	32,200	782,460
Franklin Electric Co., Inc.	11,415	932,720
Gates Industrial Corp. PLC (a)	27,300	266,448
Gorman-Rupp Co.	5,700	135,603
Graco, Inc.	41,482	2,486,846
Greenbrier Cos., Inc.	7,794	189,160
Helios Technologies, Inc.	8,048	407,229
Hillenbrand, Inc.	17,168	630,409
Hillman Solutions Corp. (a) (b)	33,400	251,836
Hydrofarm Holdings Group, Inc. (a) (b)	9,600	18,624
Hyliion Holdings Corp. (a)	33,100	94,997
Hyster-Yale Materials Handling, Inc.	2,889	62,142
Hyzon Motors, Inc. (a) (b)	24,300	41,310
ITT, Inc.	20,688	1,351,754
John Bean Technologies Corp.	7,776	668,736
Kadant, Inc.	2,890	482,081
Kennametal, Inc.	19,717	405,776
Lightning eMotors, Inc. (a) (b)	12,500	19,375
Lincoln Electric Holdings, Inc.	13,805	1,735,565
Lindsay Corp.	2,775	397,602
Luxfer Holdings PLC	7,231	104,849
Manitowoc Co., Inc (a)	8,175	63,356
Markforged Holding Corp. (a) (b)	28,300	56,034
Microvast Holdings, Inc. (a) (b)	37,800	68,418
Middleby Corp. (a)	13,227	1,695,305
Miller Industries, Inc.	2,465	52,480
Mueller Industries, Inc.	13,784	819,321
Mueller Water Products, Inc. Class A	38,622	396,648
Nikola Corp. (a)	74,700	262,944
Omega Flex, Inc. (b)	851	78,820
Oshkosh Corp.	16,242	1,141,650
Proterra, Inc. (a) (b)	53,700	267,426
Proto Labs, Inc. (a)	6,985	254,464
RBC Bearings, Inc. (a) (b)	7,022	1,459,242
REV Group, Inc. (b)	8,300	91,549
Security Description	Shares	Value
Sarcos Technology & Robotics Corp. (a) (b)	29,000	$64,380
Shyft Group, Inc.	8,929	182,419
SPX Technologies, Inc. (a)	10,689	590,247
Standex International Corp.	2,919	238,336
Tennant Co.	4,624	261,533
Terex Corp.	16,192	481,550
Timken Co.	15,458	912,640
Titan International, Inc. (a)	12,800	155,392
Toro Co.	25,874	2,237,583
Trinity Industries, Inc. (b)	20,269	432,743
Velo3D, Inc. (a) (b)	12,900	50,826
Wabash National Corp.	11,887	184,962
Watts Water Technologies, Inc. Class A	6,622	832,584
Xos, Inc. (a) (b)	9,000	10,800
		37,279,741
MARINE — 0.2%
Costamare, Inc. (b)	13,700	122,615
Eagle Bulk Shipping, Inc. (b)	3,223	139,169
Eneti, Inc.	6,300	42,021
Genco Shipping & Trading, Ltd.	8,700	109,011
Golden Ocean Group, Ltd. (b)	29,500	220,365
Kirby Corp. (a)	14,864	903,285
Matson, Inc.	9,582	589,485
Safe Bulkers, Inc. (b)	16,860	41,644
		2,167,595
MEDIA — 1.1%
AdTheorent Holding Co., Inc. (a) (b)	6,300	13,545
Advantage Solutions, Inc. (a) (b)	24,200	51,546
Altice USA, Inc. Class A (a)	53,800	313,654
AMC Networks, Inc. Class A (a)	7,420	150,626
Audacy, Inc. Class A (a)	31,400	12,124
Boston Omaha Corp. Class A (a) (b)	5,365	123,610
Cable One, Inc. (b)	1,492	1,272,751
Cardlytics, Inc. (a) (b)	8,265	77,691
Clear Channel Outdoor Holdings, Inc. (a) (b)	94,000	128,780
Cumulus Media, Inc. Class A (a) (b)	4,300	30,229
Daily Journal Corp. (a) (b)	327	83,840
Entravision Communications Corp. Class A	14,400	57,168
EW Scripps Co. Class A (a) (b)	14,540	163,866
Gambling.com Group, Ltd. (a)	2,100	15,960
Gannett Co., Inc. (a) (b)	31,714	48,522
Gray Television, Inc.	20,377	291,799
iHeartMedia, Inc. Class A (a)	29,500	216,235
Innovid Corp. (a) (b)	19,300	52,303
Integral Ad Science Holding Corp. (a)	9,500	68,780
John Wiley & Sons, Inc. Class A	10,340	388,370
Liberty Broadband Corp. Class A (a) (b)	5,064	377,774

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Liberty Broadband Corp. Class C (a)	30,632	$2,260,642
Liberty Media Corp.-Liberty SiriusXM Class A (a)	17,504	666,377
Liberty Media Corp.-Liberty SiriusXM Class C (a)	40,343	1,521,334
Loyalty Ventures, Inc. (a) (b)	4,424	5,353
Magnite, Inc. (a)	32,427	213,045
New York Times Co. Class A	40,802	1,173,057
Nexstar Media Group, Inc. Class A	9,398	1,568,056
PubMatic, Inc. Class A (a)	10,400	172,952
Scholastic Corp.	7,629	234,668
Sinclair Broadcast Group, Inc. Class A	9,962	180,213
Sirius XM Holdings, Inc. (b)	176,438	1,007,461
Stagwell, Inc. (a) (b)	18,600	129,270
TechTarget, Inc. (a)	6,800	402,560
TEGNA, Inc.	54,183	1,120,504
Thryv Holdings, Inc. (a)	6,100	139,263
Urban One, Inc. (a)	3,400	17,986
WideOpenWest, Inc. (a)	12,836	157,498
		14,909,412
METALS & MINING — 1.5%
5E Advanced Materials, Inc. (a)	8,500	86,360
Alcoa Corp.	44,505	1,498,038
Alpha Metallurgical Resources, Inc.	4,100	561,044
Arconic Corp. (a)	25,400	432,816
ATI, Inc. (a)	30,637	815,251
Carpenter Technology Corp.	12,055	375,393
Century Aluminum Co. (a)	12,300	64,944
Cleveland-Cliffs, Inc. (a)	126,502	1,703,982
Coeur Mining, Inc. (a) (b)	70,542	241,254
Commercial Metals Co.	29,347	1,041,232
Compass Minerals International, Inc.	8,514	328,044
Constellium SE (a)	31,700	321,438
Dakota Gold Corp. (a)	12,000	36,600
Ferroglobe PLC (a) (e)	2,200	—
Haynes International, Inc.	2,900	101,848
Hecla Mining Co.	136,716	538,661
Hycroft Mining Holding Corp. (a)	33,700	20,372
Ivanhoe Electric, Inc. (a)	4,400	36,300
Kaiser Aluminum Corp.	3,933	241,289
Materion Corp.	4,955	396,400
MP Materials Corp. (a) (b)	22,500	614,250
Novagold Resources, Inc. (a) (b)	59,200	277,648
Olympic Steel, Inc.	2,500	57,025
Piedmont Lithium, Inc. (a)	4,200	224,658
PolyMet Mining Corp. (a)	9,600	27,648
Ramaco Resources, Inc.	5,200	47,840
Reliance Steel & Aluminum Co.	14,866	2,592,779
Royal Gold, Inc.	16,255	1,525,044
Ryerson Holding Corp.	4,800	123,552
Security Description	Shares	Value
Schnitzer Steel Industries, Inc. Class A	6,372	$181,347
Southern Copper Corp.	21,369	958,186
SSR Mining, Inc. (b)	53,300	784,043
Steel Dynamics, Inc.	42,830	3,038,788
SunCoke Energy, Inc.	20,700	120,267
TimkenSteel Corp. (a) (b)	11,114	166,599
United States Steel Corp. (b)	58,176	1,054,149
Warrior Met Coal, Inc.	12,738	362,269
Worthington Industries, Inc.	7,572	288,796
		21,286,154
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
AFC Gamma, Inc. REIT (b)	4,000	61,200
AGNC Investment Corp. REIT	130,979	1,102,843
Angel Oak Mortgage, Inc. REIT (b)	2,800	33,544
Annaly Capital Management, Inc. REIT	107,327	1,841,723
Apollo Commercial Real Estate Finance, Inc. REIT	35,249	292,567
Arbor Realty Trust, Inc. REIT	40,300	463,450
Ares Commercial Real Estate Corp. REIT	11,800	123,310
ARMOUR Residential REIT, Inc. (b)	30,900	150,483
Blackstone Mortgage Trust, Inc. Class A REIT (b)	41,666	972,484
BrightSpire Capital, Inc. Class A REIT (b)	21,900	138,189
Broadmark Realty Capital, Inc. REIT (b)	32,109	164,077
Chicago Atlantic Real Estate Finance, Inc. (b)	1,200	17,292
Chimera Investment Corp. REIT (b)	60,045	313,435
Claros Mortgage Trust, Inc.	22,500	264,150
Dynex Capital, Inc. REIT	9,600	111,840
Ellington Financial, Inc. REIT (b)	12,905	146,730
Franklin BSP Realty Trust, Inc. REIT	20,134	216,843
Granite Point Mortgage Trust, Inc. REIT	10,834	69,771
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	21,145	632,870
Invesco Mortgage Capital, Inc. REIT (b)	8,601	95,471
KKR Real Estate Finance Trust, Inc. REIT (b)	13,000	211,250
Ladder Capital Corp. REIT	27,039	242,269
MFA Financial, Inc. REIT	25,334	197,099
New York Mortgage Trust, Inc. REIT (b)	99,888	233,738
Nexpoint Real Estate Finance, Inc. REIT	1,500	22,470

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Orchid Island Capital, Inc. REIT (b)	11,020	$90,364
PennyMac Mortgage Investment Trust REIT (b)	23,524	277,113
Ready Capital Corp. REIT (b)	16,358	165,870
Redwood Trust, Inc. REIT (b)	30,700	176,218
Rithm Capital Corp. REIT	109,111	798,692
TPG RE Finance Trust, Inc. REIT	16,252	113,764
Two Harbors Investment Corp. REIT	80,857	268,445
Starwood Property Trust, Inc. REIT (b)	75,004	1,366,573
		11,376,137
MULTI-UTILITIES — 0.2%
Avista Corp.	18,000	666,900
Black Hills Corp.	15,805	1,070,473
NorthWestern Corp. (b)	13,655	672,918
Unitil Corp.	3,938	182,920
		2,593,211
MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	6,549	102,230
Dillard's, Inc. Class A	952	259,668
Franchise Group, Inc. (b)	6,700	162,810
Kohl's Corp.	31,706	797,406
Macy's, Inc.	66,700	1,045,189
Nordstrom, Inc. (b)	27,700	463,421
Ollie's Bargain Outlet Holdings, Inc. (a)	15,469	798,200
		3,628,924
OIL, GAS & CONSUMABLE FUELS — 4.2%
Aemetis, Inc. (a) (b)	8,000	48,960
Alto Ingredients, Inc. (a)	17,100	62,244
Amplify Energy Corp. (a)	8,000	52,560
Antero Midstream Corp.	83,500	766,530
Antero Resources Corp. (a)	72,774	2,221,790
Arch Resources, Inc.	3,794	449,968
Archaea Energy, Inc. (a) (b)	15,100	271,951
Ardmore Shipping Corp. (a)	8,600	78,518
Battalion Oil Corp. (a)	200	2,380
Berry Corp.	18,900	141,750
Brigham Minerals, Inc. Class A	12,900	318,243
California Resources Corp.	18,800	722,484
Callon Petroleum Co. (a) (b)	12,100	423,621
Centrus Energy Corp. Class A (a) (b)	2,500	102,450
Cheniere Energy, Inc.	62,659	10,395,755
Chesapeake Energy Corp. (b)	30,443	2,868,035
Chord Energy Corp. (b)	10,244	1,401,072
Civitas Resources, Inc.	18,246	1,047,138
Clean Energy Fuels Corp. (a)	40,800	217,872
CNX Resources Corp. (a)	45,581	707,873
Comstock Resources, Inc. (a)	22,700	392,483
CONSOL Energy, Inc.	8,525	548,328
Continental Resources, Inc.	9,050	604,630
Security Description	Shares	Value
Crescent Energy Co. Class A (b)	8,479	$114,212
CVR Energy, Inc.	7,300	211,554
Delek US Holdings, Inc.	17,104	464,203
Denbury, Inc. (a)	12,400	1,069,624
DHT Holdings, Inc.	33,071	250,017
Dorian LPG, Ltd.	7,258	98,491
DT Midstream, Inc. (a)	24,000	1,245,360
Earthstone Energy, Inc. Class A (a) (b)	10,785	132,871
Empire Petroleum Corp. (a) (b)	2,900	38,135
Energy Fuels, Inc. (a) (b)	39,101	239,298
Enviva, Inc. (b)	7,800	468,468
Equitrans Midstream Corp.	99,940	747,551
Excelerate Energy, Inc. Class A (b)	4,400	102,960
FLEX LNG, Ltd. (a) (b)	6,900	218,523
Frontline, Ltd. (b)	30,500	333,365
Gevo, Inc. (a) (b)	51,600	117,648
Golar LNG, Ltd. (a)	24,955	621,879
Green Plains, Inc. (a)	12,938	376,108
Gulfport Energy Corp. (a)	2,700	238,383
HF Sinclair Corp.	36,100	1,943,624
HighPeak Energy, Inc. (b)	1,500	32,490
International Seaways, Inc.	12,118	425,705
Kinetik Holdings, Inc. Class A (b)	4,100	133,578
Kosmos Energy, Ltd. (a)	111,600	576,972
Laredo Petroleum, Inc. (a)	4,200	263,970
Magnolia Oil & Gas Corp. Class A (b)	41,300	818,153
Matador Resources Co.	27,402	1,340,506
Murphy Oil Corp.	35,800	1,259,086
NACCO Industries, Inc. Class A	1,000	47,030
New Fortress Energy, Inc. (b)	12,100	528,891
NextDecade Corp. (a) (b)	7,200	43,344
Nordic American Tankers, Ltd.	50,840	135,743
Northern Oil and Gas, Inc. (b)	16,600	455,006
Ovintiv, Inc.	64,267	2,956,282
Par Pacific Holdings, Inc. (a)	12,289	201,662
PBF Energy, Inc. Class A (a)	23,952	842,152
PDC Energy, Inc.	23,391	1,351,766
Peabody Energy Corp. (a) (b)	29,103	722,336
Permian Resources Corp. (a) (b)	50,900	346,120
Range Resources Corp.	63,472	1,603,303
Ranger Oil Corp. Class A	4,819	151,558
REX American Resources Corp. (a)	3,805	106,236
Riley Exploration Permian, Inc.	2,200	41,756
Ring Energy, Inc. (a)	20,400	47,328
SandRidge Energy, Inc. (a)	7,600	123,956
Scorpio Tankers, Inc. (b)	11,999	504,438
SFL Corp., Ltd.	27,900	254,169
SilverBow Resources, Inc. (a) (b)	2,800	75,264
Sitio Royalties Corp. (b)	2,800	61,908

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
SM Energy Co.	29,956	$1,126,645
Southwestern Energy Co. (a)	275,649	1,686,972
Talos Energy, Inc. (a)	16,000	266,400
Targa Resources Corp.	56,007	3,379,462
Teekay Corp. (a)	16,600	59,594
Teekay Tankers, Ltd. Class A (a)	5,400	148,716
Tellurian, Inc. (a) (b)	127,727	305,268
Texas Pacific Land Corp. (b)	1,481	2,632,078
Uranium Energy Corp. (a) (b)	78,500	274,750
Ur-Energy, Inc. (a) (b)	48,200	52,538
VAALCO Energy, Inc. (b)	14,500	63,220
Vertex Energy, Inc. (a) (b)	13,900	86,597
W&T Offshore, Inc. (a)	23,800	139,468
World Fuel Services Corp.	15,035	352,420
		58,903,745
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	4,007	150,663
Glatfelter Corp.	11,100	34,521
Louisiana-Pacific Corp.	18,118	927,461
Resolute Forest Products, Inc. (a)	11,100	222,000
Sylvamo Corp.	8,800	298,320
		1,632,965
PERSONAL PRODUCTS — 0.3%
Beauty Health Co. (a) (b)	24,200	285,318
BellRing Brands, Inc. (a)	32,122	662,034
Coty, Inc. Class A (a)	85,900	542,888
Edgewell Personal Care Co.	12,779	477,935
elf Beauty, Inc. (a)	12,000	451,440
Herbalife Nutrition, Ltd. (a)	24,076	478,872
Honest Co., Inc. (a) (b)	15,800	55,300
Inter Parfums, Inc.	4,370	329,760
Medifast, Inc.	2,726	295,389
Nature's Sunshine Products, Inc. (a) (b)	2,400	19,776
Nu Skin Enterprises, Inc. Class A	12,058	402,376
Olaplex Holdings, Inc. (a) (b)	30,700	293,185
Thorne HealthTech, Inc. (a)	2,600	12,298
USANA Health Sciences, Inc. (a)	2,704	151,559
Veru, Inc. (a) (b)	16,100	185,472
		4,643,602
PHARMACEUTICALS — 1.3%
Aclaris Therapeutics, Inc. (a)	16,237	255,570
Aerie Pharmaceuticals, Inc. (a)	12,000	181,560
Amneal Pharmaceuticals, Inc. (a)	23,690	47,854
Amphastar Pharmaceuticals, Inc. (a)	9,427	264,899
Amylyx Pharmaceuticals, Inc. (a)	8,600	242,090
AN2 Therapeutics, Inc. (a)	1,200	20,856
ANI Pharmaceuticals, Inc. (a) (b)	3,133	100,695
Security Description	Shares	Value
Arvinas, Inc. (a) (b)	12,196	$542,600
Atea Pharmaceuticals, Inc. (a) (b)	19,000	108,110
Athira Pharma, Inc. (a) (b)	7,900	23,463
Axsome Therapeutics, Inc. (a) (b)	7,300	325,726
Cara Therapeutics, Inc. (a) (b)	11,300	105,768
Cassava Sciences, Inc. (a) (b)	9,400	393,108
CinCor Pharma, Inc. (a) (b)	5,200	170,664
Collegium Pharmaceutical, Inc. (a) (b)	8,467	135,641
Corcept Therapeutics, Inc. (a)	21,084	540,594
DICE Therapeutics, Inc. (a)	7,200	146,016
Edgewise Therapeutics, Inc. (a) (b)	7,041	69,283
Elanco Animal Health, Inc. (a)	112,056	1,390,615
Esperion Therapeutics, Inc. (a) (b)	16,200	108,540
Evolus, Inc. (a) (b)	9,000	72,450
EyePoint Pharmaceuticals, Inc. (a) (b)	6,000	47,460
Fulcrum Therapeutics, Inc. (a) (b)	8,800	71,192
Harmony Biosciences Holdings, Inc. (a)	6,500	287,885
Innoviva, Inc. (a)	15,353	178,248
Intra-Cellular Therapies, Inc. (a)	22,625	1,052,741
Jazz Pharmaceuticals PLC (a)	15,106	2,013,479
Liquidia Corp. (a) (b)	11,600	63,104
Nektar Therapeutics (a) (b)	45,100	144,320
NGM Biopharmaceuticals, Inc. (a) (b)	9,460	123,737
Nuvation Bio, Inc. (a) (b)	32,000	71,680
Ocular Therapeutix, Inc. (a)	18,200	75,530
Pacira BioSciences, Inc. (a)	11,137	592,377
Perrigo Co. PLC	33,200	1,183,912
Phathom Pharmaceuticals, Inc. (a) (b)	5,400	59,832
Phibro Animal Health Corp. Class A	4,900	65,121
Prestige Consumer Healthcare, Inc. (a)	12,316	613,706
Provention Bio, Inc. (a) (b)	16,000	72,000
Reata Pharmaceuticals, Inc. Class A (a) (b)	6,736	169,276
Relmada Therapeutics, Inc. (a) (b)	6,800	251,736
Revance Therapeutics, Inc. (a)	17,974	485,298
Royalty Pharma PLC Class A	92,342	3,710,301
SIGA Technologies, Inc.	11,800	121,540
Supernus Pharmaceuticals, Inc. (a)	12,300	416,355
Tarsus Pharmaceuticals, Inc. (a)	4,600	78,752
Theravance Biopharma, Inc. (a) (b)	15,804	160,253
Theseus Pharmaceuticals, Inc. (a)	5,500	31,900

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Tricida, Inc. (a) (b)	8,100	$84,888
Ventyx Biosciences, Inc. (a) (b)	5,400	188,514
Xeris Biopharma Holdings, Inc. (a)	30,500	47,580
		17,708,819
PROFESSIONAL SERVICES — 1.7%
Alight, Inc. Class A (a) (b)	84,800	621,584
ASGN, Inc. (a)	11,935	1,078,566
Atlas Technical Consultants, Inc. (a) (b)	3,800	25,270
Barrett Business Services, Inc.	1,739	135,642
Booz Allen Hamilton Holding Corp.	33,052	3,052,352
CACI International, Inc. Class A (a)	5,771	1,506,577
CBIZ, Inc. (a)	12,000	513,360
Clarivate PLC (a)	118,800	1,115,532
CRA International, Inc.	1,745	154,851
Dun & Bradstreet Holdings, Inc.	63,362	785,055
Exponent, Inc.	12,609	1,105,431
First Advantage Corp. (a)	14,200	182,186
Forrester Research, Inc. (a)	3,000	108,030
Franklin Covey Co. (a)	2,983	135,398
FTI Consulting, Inc. (a)	8,308	1,376,719
Heidrick & Struggles International, Inc.	4,700	122,153
HireRight Holdings Corp. (a)	5,200	79,352
Huron Consulting Group, Inc. (a)	5,131	339,929
ICF International, Inc.	4,612	502,800
Insperity, Inc.	8,810	899,413
KBR, Inc.	34,326	1,483,570
Kelly Services, Inc. Class A	8,395	114,088
Kforce, Inc.	4,954	290,552
Korn Ferry	13,457	631,806
Legalzoom.com, Inc. (a) (b)	23,800	203,966
ManpowerGroup, Inc.	12,735	823,827
Planet Labs PBC (a) (b)	37,900	205,797
Red Violet, Inc. (a) (b)	2,300	39,836
Resources Connection, Inc.	7,600	137,332
Science Applications International Corp.	13,782	1,218,742
Skillsoft Corp. (a) (b)	19,200	35,136
Spire Global, Inc. (a)	26,900	29,052
Sterling Check Corp. (a) (b)	5,700	100,548
TransUnion	48,462	2,883,005
TriNet Group, Inc. (a)	9,300	662,346
TrueBlue, Inc. (a)	8,007	152,774
Upwork, Inc. (a)	30,124	410,289
Willdan Group, Inc. (a)	2,771	41,039
		23,303,905
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Anywhere Real Estate, Inc. (a)	27,295	221,362
Compass, Inc. Class A (a) (b)	69,100	160,312
Cushman & Wakefield PLC (a)	39,806	455,779
Security Description	Shares	Value
DigitalBridge Group, Inc. (b)	40,129	$502,014
Doma Holdings, Inc. (a) (b)	25,000	10,985
Douglas Elliman, Inc.	20,098	82,402
eXp World Holdings, Inc. (b)	17,100	191,691
Forestar Group, Inc. (a) (b)	4,506	50,422
FRP Holdings, Inc. (a)	1,589	86,378
Howard Hughes Corp. (a)	9,238	511,693
Jones Lang LaSalle, Inc. (a)	11,807	1,783,683
Kennedy-Wilson Holdings, Inc.	29,257	452,313
Marcus & Millichap, Inc.	6,146	201,466
Newmark Group, Inc. Class A	34,712	279,779
Offerpad Solutions, Inc. (a) (b)	13,800	16,698
Opendoor Technologies, Inc. (a) (b)	117,400	365,114
RE/MAX Holdings, Inc. Class A	3,700	69,967
Redfin Corp. (a) (b)	26,000	151,840
RMR Group, Inc. Class A	3,707	87,819
Seritage Growth Properties Class A REIT (a)	10,838	97,759
St. Joe Co.	8,400	269,052
Stratus Properties, Inc.	1,400	32,620
Tejon Ranch Co. (a)	5,400	77,760
Transcontinental Realty Investors, Inc. (a)	500	20,175
WeWork, Inc. Class A (a) (b)	33,000	87,450
Zillow Group, Inc. Class A (a)	14,312	409,753
Zillow Group, Inc. Class C (a) (b)	40,414	1,156,244
		7,832,530
ROAD & RAIL — 1.8%
AMERCO	2,244	1,142,690
ArcBest Corp.	5,967	433,980
Avis Budget Group, Inc. (a)	7,372	1,094,447
Bird Global, Inc. Class A (a) (b)	37,700	13,304
Covenant Logistics Group, Inc.	2,745	78,781
Daseke, Inc. (a)	8,864	47,954
Heartland Express, Inc.	11,755	168,214
Hertz Global Holdings, Inc. (a) (b)	51,300	835,164
Knight-Swift Transportation Holdings, Inc.	38,616	1,889,481
Landstar System, Inc.	8,958	1,293,266
Lyft, Inc. Class A (a)	78,110	1,028,709
Marten Transport, Ltd.	14,748	282,572
PAM Transportation Services, Inc. (a)	1,500	46,440
Ryder System, Inc.	12,239	923,922
Saia, Inc. (a)	6,455	1,226,450
Schneider National, Inc. Class B	13,900	282,170
TuSimple Holdings, Inc. Class A (a)	33,800	256,880
Uber Technologies, Inc. (a)	475,872	12,610,608
Universal Logistics Holdings, Inc.	1,529	48,500
Werner Enterprises, Inc.	15,400	579,040

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
XPO Logistics, Inc. (a)	25,290	$1,125,911
		25,408,483
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
ACM Research, Inc. Class A (a) (b)	11,500	143,290
Allegro MicroSystems, Inc. (a)	16,400	358,340
Alpha & Omega Semiconductor, Ltd. (a) (b)	5,287	162,628
Ambarella, Inc. (a)	9,029	507,249
Amkor Technology, Inc.	24,535	418,322
Atomera, Inc. (a) (b)	5,200	52,676
Axcelis Technologies, Inc. (a)	8,185	495,684
AXT, Inc. (a)	10,953	73,385
CEVA, Inc. (a) (b)	5,871	153,996
Cirrus Logic, Inc. (a)	13,740	945,312
Cohu, Inc. (a) (b)	11,891	306,550
Credo Technology Group Holding, Ltd. (a) (b)	24,200	266,200
CyberOptics Corp. (a)	1,700	91,426
Diodes, Inc. (a)	10,992	713,491
Entegris, Inc.	37,315	3,097,891
First Solar, Inc. (a)	26,357	3,486,240
FormFactor, Inc. (a)	19,046	477,102
GLOBALFOUNDRIES, Inc. (a) (b)	15,900	768,765
Ichor Holdings, Ltd. (a) (b)	6,999	169,446
Impinj, Inc. (a) (b)	5,252	420,318
indie Semiconductor, Inc. Class A (a) (b)	24,500	179,340
Kulicke & Soffa Industries, Inc. (b)	14,100	543,273
Lattice Semiconductor Corp. (a)	33,625	1,654,686
MACOM Technology Solutions Holdings, Inc. (a)	12,252	634,531
Marvell Technology, Inc.	213,591	9,165,190
MaxLinear, Inc. (a)	17,996	587,030
MKS Instruments, Inc.	14,175	1,171,422
Onto Innovation, Inc. (a)	12,257	785,061
PDF Solutions, Inc. (a)	7,529	184,686
Photronics, Inc. (a)	14,893	217,736
Power Integrations, Inc.	13,822	889,031
Rambus, Inc. (a)	27,101	688,907
Rigetti Computing, Inc. Class A (a)	10,000	18,800
Rockley Photonics Holdings, Ltd. (a)	21,300	15,125
Semtech Corp. (a)	15,400	452,914
Silicon Laboratories, Inc. (a)	8,267	1,020,478
SiTime Corp. (a)	4,035	317,676
SkyWater Technology, Inc. (a) (b)	3,100	23,715
SMART Global Holdings, Inc. (a) (b)	12,280	194,884
SunPower Corp. (a) (b)	19,855	457,459
Synaptics, Inc. (a)	9,690	959,407
Security Description	Shares	Value
Transphorm, Inc. (a)	3,600	$18,108
Ultra Clean Holdings, Inc. (a)	10,898	280,623
Universal Display Corp.	10,786	1,017,659
Veeco Instruments, Inc. (a)	12,108	221,819
Wolfspeed, Inc. (a)	28,601	2,956,199
		37,764,070
SOFTWARE — 10.3%
8x8, Inc. (a) (b)	30,000	103,500
A10 Networks, Inc.	16,200	214,974
ACI Worldwide, Inc. (a)	27,686	578,637
Agilysys, Inc. (a)	4,857	268,835
Alarm.com Holdings, Inc. (a)	12,000	778,320
Alkami Technology, Inc. (a) (b)	8,600	129,430
Altair Engineering, Inc. Class A (a)	12,953	572,782
Alteryx, Inc. Class A (a) (b)	14,922	833,244
American Software, Inc. Class A	9,600	147,072
Amplitude, Inc. Class A (a) (b)	13,500	208,845
Appfolio, Inc. Class A (a) (b)	4,764	498,886
Appian Corp. Class A (a) (b)	9,782	399,399
Applied Blockchain, Inc. (a)	1,400	2,380
AppLovin Corp. Class A (a) (b)	55,100	1,073,899
Arteris, Inc. (a)	3,700	24,642
Asana, Inc. Class A (a) (b)	18,000	400,140
Aspen Technology, Inc. (a)	6,662	1,586,888
Atlassian Corp. PLC Class A (a)	34,412	7,246,823
Avalara, Inc. (a) (b)	21,840	2,004,912
Avaya Holdings Corp. (a) (b)	18,888	30,032
AvePoint, Inc. (a) (b)	31,000	124,310
Benefitfocus, Inc. (a) (b)	4,941	31,375
Bentley Systems, Inc. Class B	42,500	1,300,075
Bill.Com Holdings, Inc. (a)	24,508	3,244,124
Black Knight, Inc. (a)	38,919	2,519,227
Blackbaud, Inc. (a)	11,233	494,926
Blackline, Inc. (a)	13,662	818,354
Blend Labs, Inc. Class A (a)	46,900	103,649
Box, Inc. Class A (a)	34,527	842,114
BTRS Holdings, Inc. Class A (a)	24,900	230,574
C3.ai, Inc. Class A (a) (b)	17,500	218,750
CCC Intelligent Solutions Holdings, Inc. (a)	42,700	388,570
Cerence, Inc. (a)	9,679	152,444
ChannelAdvisor Corp. (a)	7,100	160,886
Cipher Mining, Inc. (a) (b)	12,900	16,254
Cleanspark, Inc. (a) (b)	9,200	29,256
Clear Secure, Inc. Class A (a) (b)	15,700	358,902
CommVault Systems, Inc. (a)	10,920	579,197
Confluent, Inc. Class A (a) (b)	31,300	744,001
Consensus Cloud Solutions, Inc. (a) (b)	4,068	192,416
Couchbase, Inc. (a)	6,400	91,328
Coupa Software, Inc. (a)	18,968	1,115,318
Crowdstrike Holdings, Inc. Class A (a)	52,906	8,719,438
CS Disco, Inc. (a) (b)	5,600	56,000

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Cvent Holding Corp. (a)	11,300	$59,325
Datadog, Inc. Class A (a)	66,862	5,936,008
Digimarc Corp. (a) (b)	3,140	42,547
Digital Turbine, Inc. (a)	23,586	339,874
DocuSign, Inc. (a)	49,749	2,660,079
Dolby Laboratories, Inc. Class A	15,324	998,359
Domo, Inc. Class B (a)	7,344	132,119
DoubleVerify Holdings, Inc. (a)	15,900	434,865
Dropbox, Inc. Class A (a)	68,942	1,428,478
Duck Creek Technologies, Inc. (a)	19,100	226,335
Dynatrace, Inc. (a)	49,300	1,716,133
E2open Parent Holdings, Inc. (a) (b)	50,200	304,714
Ebix, Inc.	6,798	128,958
eGain Corp. (a)	4,094	30,091
Elastic NV (a)	19,520	1,400,365
Enfusion, Inc. Class A (a)	6,500	80,210
EngageSmart, Inc. (a)	8,700	180,003
Envestnet, Inc. (a)	13,399	594,916
Everbridge, Inc. (a)	9,814	303,056
EverCommerce, Inc. (a)	6,100	66,673
Fair Isaac Corp. (a)	6,095	2,511,201
Five9, Inc. (a)	17,396	1,304,352
ForgeRock, Inc. Class A (a)	7,100	103,163
Greenidge Generation Holdings, Inc. (a) (b)	1,500	3,000
Guidewire Software, Inc. (a)	21,074	1,297,737
HubSpot, Inc. (a)	11,504	3,107,460
Informatica, Inc. Class A (a)	9,100	182,637
Instructure Holdings, Inc. (a)	4,100	91,348
Intapp, Inc. (a) (b)	3,000	56,010
InterDigital, Inc. (b)	7,373	298,017
IronNet, Inc. (a)	14,100	9,715
Jamf Holding Corp. (a) (b)	16,800	372,288
Kaleyra, Inc. (a) (b)	9,600	9,312
KnowBe4, Inc. Class A (a)	17,700	368,337
Latch, Inc. (a) (b)	31,400	29,943
LivePerson, Inc. (a)	18,200	171,444
LiveRamp Holdings, Inc. (a)	16,101	292,394
LiveVox Holdings, Inc. (a) (b)	5,200	15,340
Manhattan Associates, Inc. (a)	15,528	2,065,690
Marathon Digital Holdings, Inc. (a) (b)	26,900	288,099
Matterport, Inc. (a)	53,600	203,144
MeridianLink, Inc. (a)	5,200	84,656
MicroStrategy, Inc. Class A (a) (b)	2,335	495,627
Mitek Systems, Inc. (a)	9,661	88,495
Model N, Inc. (a) (b)	9,056	309,987
Momentive Global, Inc. (a)	32,626	189,557
N-Able, Inc. (a) (b)	16,452	151,852
nCino, Inc. (a) (b)	17,600	600,336
NCR Corp. (a)	31,467	598,188
New Relic, Inc. (a)	13,131	753,457
NextNav, Inc. (a)	18,600	50,034
Security Description	Shares	Value
Nutanix, Inc. Class A (a)	53,947	$1,123,716
Olo, Inc. Class A (a) (b)	21,700	171,430
ON24, Inc. (a)	9,900	87,120
OneSpan, Inc. (a)	9,997	86,074
Pagerduty, Inc. (a) (b)	21,098	486,731
Palantir Technologies, Inc. Class A (a)	455,200	3,700,776
Palo Alto Networks, Inc. (a)	74,004	12,121,115
Paycor HCM, Inc. (a) (b)	11,800	348,808
Paylocity Holding Corp. (a)	9,797	2,366,759
Pegasystems, Inc. (b)	10,436	335,413
Ping Identity Holding Corp. (a)	19,000	533,330
Procore Technologies, Inc. (a) (b)	17,600	870,848
Progress Software Corp.	10,838	461,157
PROS Holdings, Inc. (a)	9,900	244,530
Q2 Holdings, Inc. (a)	13,838	445,584
Qualys, Inc. (a)	9,395	1,309,569
Rapid7, Inc. (a)	14,425	618,832
Rimini Street, Inc. (a) (b)	11,500	53,590
RingCentral, Inc. Class A (a)	21,478	858,261
Riot Blockchain, Inc. (a) (b)	34,414	241,242
Sapiens International Corp. NV	7,600	145,768
SecureWorks Corp. Class A (a)	1,895	15,255
SentinelOne, Inc. Class A (a) (b)	46,500	1,188,540
ShotSpotter, Inc. (a)	1,900	54,644
Smartsheet, Inc. Class A (a)	31,555	1,084,230
Splunk, Inc. (a)	40,503	3,045,826
Sprout Social, Inc. Class A (a)	11,347	688,536
SPS Commerce, Inc. (a)	8,997	1,117,697
Sumo Logic, Inc. (a)	27,915	209,363
Telos Corp. (a)	13,500	120,015
Tenable Holdings, Inc. (a)	27,200	946,560
Teradata Corp. (a)	25,375	788,147
Terawulf, Inc. (a) (b)	2,600	3,276
Trade Desk, Inc. Class A (a)	110,476	6,600,941
UiPath, Inc. Class A (a) (b)	93,900	1,184,079
Unity Software, Inc. (a) (b)	52,400	1,669,464
Upland Software, Inc. (a)	6,900	56,097
UserTesting, Inc. (a)	10,500	41,160
Varonis Systems, Inc. (a)	26,979	715,483
Verint Systems, Inc. (a) (b)	15,829	531,538
Veritone, Inc. (a) (b)	7,500	42,225
Viant Technology, Inc. Class A (a) (b)	2,200	9,262
VMware, Inc. Class A	52,593	5,599,051
Weave Communications, Inc. (a) (b)	7,900	39,895
WM Technology, Inc. (a) (b)	15,100	24,311
Workday, Inc. Class A (a)	49,694	7,564,421
Workiva, Inc. (a)	11,800	918,040
Xperi Holding Corp.	25,536	361,079
Yext, Inc. (a)	26,807	119,559
Zendesk, Inc. (a)	30,535	2,323,713
Zeta Global Holdings Corp. Class A (a) (b)	28,100	185,741

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Zoom Video Communications, Inc. Class A (a)	63,525	$4,674,805
Zscaler, Inc. (a)	20,929	3,440,100
Zuora, Inc. Class A (a)	29,200	215,496
		144,990,258
SPECIALTY RETAIL — 2.1%
Aaron's Co., Inc.	7,448	72,395
Abercrombie & Fitch Co. Class A (a)	11,842	184,143
Academy Sports & Outdoors, Inc.	20,400	860,472
American Eagle Outfitters, Inc. (b)	38,128	370,985
America's Car-Mart, Inc. (a)	1,551	94,642
Arko Corp.	20,400	191,556
Asbury Automotive Group, Inc. (a)	5,502	831,352
AutoNation, Inc. (a)	9,469	964,607
Bed Bath & Beyond, Inc. (a) (b)	19,646	119,644
Big 5 Sporting Goods Corp. (b)	5,000	53,700
Boot Barn Holdings, Inc. (a)	7,400	432,604
Buckle, Inc.	7,687	243,370
Build-A-Bear Workshop, Inc.	3,400	45,322
Burlington Stores, Inc. (a)	16,614	1,858,940
Caleres, Inc.	8,490	205,628
Camping World Holdings, Inc. Class A	9,727	246,288
Carvana Co. (a) (b)	26,295	533,788
Cato Corp. Class A	5,200	49,608
Chico's FAS, Inc. (a)	30,753	148,845
Children's Place, Inc. (a)	2,942	90,878
Citi Trends, Inc. (a) (b)	1,800	27,918
Conn's, Inc. (a) (b)	3,722	26,352
Container Store Group, Inc. (a)	9,373	45,928
Designer Brands, Inc. Class A	13,856	212,135
Destination XL Group, Inc. (a) (b)	14,300	77,506
Dick's Sporting Goods, Inc. (b)	13,482	1,410,756
EVgo, Inc. (a) (b)	17,600	139,216
Express, Inc. (a) (b)	18,900	20,601
Five Below, Inc. (a)	13,524	1,861,849
Floor & Decor Holdings, Inc. Class A (a)	25,956	1,823,669
Foot Locker, Inc. (b)	19,831	617,339
GameStop Corp. Class A (a) (b)	66,524	1,671,748
Gap, Inc. (b)	48,700	399,827
Genesco, Inc. (a)	3,405	133,885
Group 1 Automotive, Inc.	3,808	544,049
GrowGeneration Corp. (a) (b)	13,400	46,900
Guess?, Inc.	8,400	123,228
Haverty Furniture Cos., Inc. (b)	3,405	84,785
Hibbett, Inc.	3,134	156,105
JOANN, Inc.	2,500	16,550
Leslie's, Inc. (a) (b)	40,471	595,328
Lithia Motors, Inc.	6,729	1,443,707
LL Flooring Holdings, Inc. (a)	5,859	40,603
Security Description	Shares	Value
MarineMax, Inc. (a)	5,276	$157,172
Monro, Inc.	8,098	351,939
Murphy USA, Inc.	5,270	1,448,776
National Vision Holdings, Inc. (a) (b)	19,425	634,226
ODP Corp. (a)	10,718	376,738
OneWater Marine, Inc. Class A (a)	2,600	78,286
Party City Holdco, Inc. (a) (b)	26,700	42,186
Penske Automotive Group, Inc.	6,789	668,241
Petco Health & Wellness Co., Inc. (a) (b)	21,000	234,360
Rent-A-Center, Inc. (b)	12,854	225,074
RH (a) (b)	4,860	1,195,900
Sally Beauty Holdings, Inc. (a)	26,048	328,205
Shoe Carnival, Inc.	4,100	87,904
Signet Jewelers, Ltd.	11,300	646,247
Sleep Number Corp. (a)	5,217	176,387
Sonic Automotive, Inc. Class A	4,736	205,069
Sportsman's Warehouse Holdings, Inc. (a)	10,270	85,241
Tile Shop Holdings, Inc. (b)	7,600	26,752
Tilly's, Inc. Class A (b)	4,937	34,164
Torrid Holdings, Inc. (a) (b)	3,500	14,595
TravelCenters of America, Inc. (a)	3,000	161,790
Urban Outfitters, Inc. (a)	15,750	309,487
Victoria's Secret & Co. (a) (b)	20,500	596,960
Volta, Inc. (a) (b)	26,900	32,549
Warby Parker, Inc. Class A (a)	20,400	272,136
Williams-Sonoma, Inc.	16,880	1,989,308
Winmark Corp.	745	161,173
Zumiez, Inc. (a) (b)	4,000	86,120
		29,745,736
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	31,365	250,292
Avid Technology, Inc. (a) (b)	8,897	206,944
CompoSecure, Inc. (a) (b)	500	2,505
Corsair Gaming, Inc. (a) (b)	9,100	103,285
Dell Technologies, Inc. Class C	65,170	2,226,859
Diebold Nixdorf, Inc. (a) (b)	15,936	38,884
Eastman Kodak Co. (a) (b)	12,300	56,457
IonQ, Inc. (a)	30,600	155,142
Pure Storage, Inc. Class A (a)	70,775	1,937,112
Super Micro Computer, Inc. (a)	11,215	617,610
Turtle Beach Corp. (a) (b)	3,100	21,142
Xerox Holdings Corp.	27,900	364,932
		5,981,164
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Allbirds, Inc. Class A (a) (b)	24,100	73,264
Capri Holdings, Ltd. (a)	33,291	1,279,706
Carter's, Inc. (b)	9,460	619,914
Columbia Sportswear Co.	8,920	600,316
Crocs, Inc. (a)	14,720	1,010,675

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Deckers Outdoor Corp. (a)	6,540	$2,044,470
Ermenegildo Zegna NV	11,300	121,475
Fossil Group, Inc. (a)	10,700	36,594
G-III Apparel Group, Ltd. (a)	10,481	156,691
Hanesbrands, Inc. (b)	86,300	600,648
Kontoor Brands, Inc.	13,700	460,457
Lululemon Athletica, Inc. (a)	28,104	7,856,754
Movado Group, Inc.	3,761	105,985
Oxford Industries, Inc.	3,730	334,879
PLBY Group, Inc. (a) (b)	6,700	27,001
PVH Corp.	16,600	743,680
Rocky Brands, Inc. (b)	1,905	38,214
Skechers U.S.A., Inc. Class A (a)	33,134	1,051,011
Steven Madden, Ltd.	19,313	515,078
Superior Group of Cos., Inc.	3,500	31,080
Under Armour, Inc. Class A (a)	46,400	308,560
Under Armour, Inc. Class C (a)	49,800	296,808
Unifi, Inc. (a)	3,610	34,331
Wolverine World Wide, Inc.	19,580	301,336
		18,648,927
THRIFTS & MORTGAGE FINANCE — 0.8%
Axos Financial, Inc. (a)	14,132	483,738
Blue Foundry Bancorp (a) (b)	7,300	81,395
Bridgewater Bancshares, Inc. (a)	4,750	78,233
Capitol Federal Financial, Inc.	30,600	253,980
Columbia Financial, Inc. (a)	8,500	179,605
Enact Holdings, Inc. (b)	7,700	170,709
Essent Group, Ltd.	25,644	894,206
Federal Agricultural Mortgage Corp. Class C	2,332	231,195
Finance Of America Cos., Inc. Class A (a) (b)	15,900	23,532
Flagstar Bancorp, Inc.	12,925	431,695
Greene County Bancorp, Inc.	800	45,816
Hingham Institution for Savings	368	92,408
Home Bancorp, Inc.	1,700	66,283
Kearny Financial Corp.	15,851	168,338
Luther Burbank Corp.	3,600	41,832
Merchants Bancorp	3,650	84,206
MGIC Investment Corp.	74,789	958,795
Mr Cooper Group, Inc. (a)	17,360	703,080
New York Community Bancorp, Inc. (b)	114,123	973,469
NMI Holdings, Inc. Class A (a)	20,665	420,946
Northfield Bancorp, Inc.	11,180	159,986
Northwest Bancshares, Inc.	30,276	409,029
PCSB Financial Corp.	2,896	51,925
PennyMac Financial Services, Inc.	6,997	300,171
Pioneer Bancorp, Inc. (a) (b)	2,400	22,848
Provident Bancorp, Inc.	3,114	44,561
Provident Financial Services, Inc.	18,456	359,892
Radian Group, Inc.	40,054	772,642
Security Description	Shares	Value
Rocket Cos., Inc. Class A	28,500	$180,120
Southern Missouri Bancorp, Inc.	2,000	102,060
Sterling Bancorp, Inc. (a)	3,500	21,105
TFS Financial Corp.	12,917	167,921
TrustCo Bank Corp.	4,519	141,987
UWM Holdings Corp. (b)	20,200	59,186
Velocity Financial, Inc. (a) (b)	1,600	17,344
Walker & Dunlop, Inc.	7,540	631,324
Waterstone Financial, Inc.	5,100	82,416
WSFS Financial Corp.	15,624	725,891
		10,633,869
TOBACCO — 0.0% (d)
22nd Century Group, Inc. (a) (b)	41,800	38,761
Turning Point Brands, Inc.	3,400	72,182
Universal Corp. (b)	6,141	282,732
Vector Group, Ltd.	35,196	310,077
		703,752
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	26,156	811,098
Alta Equipment Group, Inc.	5,200	57,252
Applied Industrial Technologies, Inc.	9,501	976,513
Beacon Roofing Supply, Inc. (a) (b)	12,703	695,108
BlueLinx Holdings, Inc. (a)	2,300	142,830
Boise Cascade Co.	9,801	582,767
Core & Main, Inc. Class A (a) (b)	18,000	409,320
Custom Truck One Source, Inc. (a) (b)	14,600	85,118
Distribution Solutions Group, Inc. (a)	1,353	38,114
DXP Enterprises, Inc. (a)	3,700	87,616
GATX Corp.	8,631	734,930
Global Industrial Co.	3,000	80,490
GMS, Inc. (a)	10,700	428,107
H&E Equipment Services, Inc.	7,900	223,886
Herc Holdings, Inc.	6,338	658,391
Hudson Technologies, Inc. (a)	10,900	80,115
Karat Packaging, Inc. (a) (b)	1,100	17,589
McGrath RentCorp	5,900	494,774
MRC Global, Inc. (a)	20,000	143,800
MSC Industrial Direct Co., Inc. Class A	11,399	829,961
NOW, Inc. (a)	27,419	275,561
Rush Enterprises, Inc. Class A	10,050	440,793
Rush Enterprises, Inc. Class B	2,100	100,611
SiteOne Landscape Supply, Inc. (a)	11,233	1,169,805
Textainer Group Holdings, Ltd.	11,165	299,892
Titan Machinery, Inc. (a)	4,900	138,474
Transcat, Inc. (a) (b)	1,700	128,673
Triton International, Ltd.	15,131	828,120
Univar Solutions, Inc. (a)	40,688	925,245
Veritiv Corp. (a)	3,291	321,761
Watsco, Inc. (b)	8,103	2,086,198

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
WESCO International, Inc. (a)	11,208	$1,338,011
		15,630,923
WATER UTILITIES — 0.3%
American States Water Co.	9,101	709,423
Artesian Resources Corp. Class A	2,051	98,694
California Water Service Group	13,389	705,466
Essential Utilities, Inc.	57,239	2,368,550
Global Water Resources, Inc.	3,800	44,574
Middlesex Water Co.	4,223	326,016
Pure Cycle Corp. (a)	4,600	38,410
SJW Group	6,687	385,171
York Water Co.	3,400	130,662
		4,806,966
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	12,810	155,257
KORE Group Holdings, Inc. (a)	6,100	11,651
Shenandoah Telecommunications Co.	11,950	203,389
Telephone & Data Systems, Inc.	25,500	354,450
United States Cellular Corp. (a)	3,435	89,413
		814,160
TOTAL COMMON STOCKS (Cost $1,577,328,849)		1,385,949,187
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
GTX, Inc. (CVR) (a) (b)	85	160
Progenic Pharmaceuticals, Inc. (CVR) (a)	13,803	590
Tobira Therapeutics, Inc. (CVR) (a)	200	2,834
TOTAL RIGHTS (Cost $186)		3,584
SHORT-TERM INVESTMENTS — 7.9%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f) (g)	14,597,706	14,600,625
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	96,476,030	$96,476,030
TOTAL SHORT-TERM INVESTMENTS (Cost $111,072,142)		111,076,655
TOTAL INVESTMENTS — 106.8% (Cost $1,688,401,177)		1,497,029,426
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(95,384,435)
NET ASSETS — 100.0%		$1,401,644,991
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	82	12/16/2022	$7,749,838	$6,846,180	$(903,658)
E-mini S&P MidCap 400 Index (long)	34	12/16/2022	8,531,626	7,507,880	(1,023,746)
					$(1,927,404)
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,385,940,483	$8,704	$0(a)	$1,385,949,187
Rights	—	3,584	—	3,584
Short-Term Investments	111,076,655	—	—	111,076,655
TOTAL INVESTMENTS	$1,497,017,138	$12,288	$0	$1,497,029,426
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(1,927,404)	—	—	(1,927,404)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,927,404)	$—	$—	$(1,927,404)
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	14,686,484	$14,687,953	$342,157,427	$342,255,736	$6,468	$4,513	14,597,706	$14,600,625	$133,256
State Street Navigator Securities Lending Portfolio II	68,084,095	68,084,095	405,184,586	376,792,651	—	—	96,476,030	96,476,030	862,237
Total		$82,772,048	$747,342,013	$719,048,387	$6,468	$4,513		$111,076,655	$995,493
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 94.6%
BRAZIL — 5.5%
Ambev SA	457,685	$1,314,961
Americanas SA	61,224	192,200
Atacadao SA	46,200	165,108
B3 SA - Brasil Bolsa Balcao	591,076	1,426,096
Banco Bradesco SA Preference Shares	517,743	1,899,114
Banco Bradesco SA	153,323	462,335
Banco BTG Pactual SA	116,248	533,221
Banco BTG Pactual SA Preference Shares	8	9
Banco do Brasil SA	83,298	593,220
Banco Santander Brasil SA	35,000	196,326
BB Seguridade Participacoes SA	67,437	331,272
Braskem SA Class A, Preference Shares	20,000	97,026
BRF SA (a)	57,111	135,997
CCR SA	116,069	268,882
Centrais Eletricas Brasileiras SA	101,757	808,397
Centrais Eletricas Brasileiras SA Class B, Preference Shares	24,000	200,338
Cia de Saneamento Basico do Estado de Sao Paulo	32,700	299,864
Cia Energetica de Minas Gerais Preference Shares	134,560	267,685
Cia Siderurgica Nacional SA	60,900	143,219
Cosan SA	117,500	377,557
CPFL Energia SA	22,100	137,940
Energisa SA	19,000	147,150
Engie Brasil Energia SA	18,787	133,760
Equatorial Energia SA	99,843	496,552
Gerdau SA Preference Shares	113,100	511,045
Hapvida Participacoes e Investimentos SA (b)	446,903	625,467
Hypera SA	40,000	327,241
Itau Unibanco Holding SA Preference Shares	470,861	2,442,730
Itausa SA Preference Shares	447,431	804,885
Klabin SA	75,607	253,708
Localiza Rent a Car SA	71,308	805,385
Lojas Renner SA	97,155	500,248
Magazine Luiza SA (a)	285,876	236,783
Natura & Co. Holding SA	86,190	234,722
Petro Rio SA (a)	67,200	342,035
Petroleo Brasileiro SA Preference Shares	462,698	2,549,230
Petroleo Brasileiro SA	361,414	2,210,373
Raia Drogasil SA	102,700	431,584
Rede D'Or Sao Luiz SA (b)	38,400	210,996
Rumo SA	125,100	427,419
Suzano SA	72,624	597,496
Telefonica Brasil SA	49,955	373,957
TIM SA	80,500	179,787
Security Description	Shares	Value
TOTVS SA	50,293	$272,905
Ultrapar Participacoes SA	66,964	145,223
Vale SA	389,228	5,184,094
Vibra Energia SA	116,900	372,820
WEG SA	162,160	963,573
		31,631,935
CHILE — 0.6%
Banco de Chile	4,385,020	389,872
Banco de Credito e Inversiones SA	5,433	139,521
Banco Santander Chile	6,169,295	217,807
Cencosud SA	133,769	171,063
Cia Cervecerias Unidas SA	12,400	68,033
Cia Sud Americana de Vapores SA	1,555,842	108,323
Empresas CMPC SA	106,650	164,005
Empresas COPEC SA	39,264	254,176
Enel Americas SA	2,032,306	216,398
Enel Chile SA	3,038,792	88,625
Falabella SA	77,042	155,259
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	13,834	1,301,038
		3,274,120
CHINA — 27.9%
360 DigiTech, Inc. ADR (c)	11,200	143,584
360 Security Technology, Inc. Class A	15,100	13,678
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	22,146
3SBio, Inc. (b)	130,800	92,665
AAC Technologies Holdings, Inc. (a)(c)	76,000	118,117
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	1,731	26,033
AECC Aero-Engine Control Co., Ltd. Class A	3,700	13,017
AECC Aviation Power Co., Ltd. Class A	7,100	41,527
Agricultural Bank of China, Ltd. Class A	263,300	105,521
Agricultural Bank of China, Ltd. Class H	2,819,500	843,836
Aier Eye Hospital Group Co., Ltd. Class A	22,389	89,837
Air China, Ltd. Class A (a)	14,400	21,083
Air China, Ltd. Class H (a)(c)	190,000	144,503
Airtac International Group	13,650	312,302
Alibaba Group Holding, Ltd. ADR (a)	850	67,992
Alibaba Group Holding, Ltd. (a)	1,472,556	14,694,663
Alibaba Health Information Technology, Ltd. (a)	472,500	215,225

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
A-Living Smart City Services Co., Ltd. (b)	67,750	$53,293
Aluminum Corp. of China, Ltd. Class A	29,300	16,888
Aluminum Corp. of China, Ltd. Class H	406,000	131,292
Angel Yeast Co., Ltd. Class A	3,300	19,185
Anhui Conch Cement Co., Ltd. Class A	13,000	52,339
Anhui Conch Cement Co., Ltd. Class H	119,500	377,700
Anhui Gujing Distillery Co., Ltd. Class A	1,200	45,708
Anhui Gujing Distillery Co., Ltd. Class B	11,100	163,961
Anhui Honglu Steel Construction Group Co., Ltd. Class A	1,560	7,235
Anhui Kouzi Distillery Co., Ltd. Class A	2,500	16,403
Anhui Yingjia Distillery Co., Ltd. Class A	1,100	8,633
Anjoy Foods Group Co., Ltd. Class A	800	17,359
ANTA Sports Products, Ltd.	118,400	1,242,780
Apeloa Pharmaceutical Co., Ltd. Class A	3,800	8,728
Asymchem Laboratories Tianjin Co., Ltd. Class A	840	16,244
Autohome, Inc. ADR	7,300	209,948
Avary Holding Shenzhen Co., Ltd. Class A	5,400	19,530
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	22,984
AVIC Industry-Finance Holdings Co., Ltd. Class A	52,100	21,923
AviChina Industry & Technology Co., Ltd. Class H	253,000	97,522
AVICOPTER PLC Class A	2,300	12,750
Baidu, Inc. Class A (a)	214,450	3,156,861
Bank of Beijing Co., Ltd. Class A	64,640	37,217
Bank of Changsha Co., Ltd. Class A	21,500	19,916
Bank of Chengdu Co., Ltd. Class A	6,200	14,192
Bank of China, Ltd. Class A	110,600	47,891
Bank of China, Ltd. Class H	7,721,000	2,521,560
Bank of Communications Co., Ltd. Class A	95,812	62,017
Bank of Communications Co., Ltd. Class H	847,000	446,504
Bank of Hangzhou Co., Ltd. Class A	14,000	27,903
Bank of Jiangsu Co., Ltd. Class A	43,336	45,074
Bank of Nanjing Co., Ltd. Class A	32,840	48,385
Security Description	Shares	Value
Bank of Ningbo Co., Ltd. Class A	17,500	$77,218
Bank of Shanghai Co., Ltd. Class A	41,408	33,937
Baoshan Iron & Steel Co., Ltd. Class A	69,400	51,058
BBMG Corp. Class A	33,400	11,629
BeiGene, Ltd. ADR (a)	4,600	620,172
Beijing Capital International Airport Co., Ltd. Class H (a)	192,000	103,584
Beijing Dabeinong Technology Group Co., Ltd. Class A (a)	19,800	22,159
Beijing Easpring Material Technology Co., Ltd. Class A	1,100	10,120
Beijing Enlight Media Co., Ltd. Class A	12,900	12,817
Beijing Enterprises Holdings, Ltd.	50,500	141,525
Beijing Enterprises Water Group, Ltd.	374,000	85,767
Beijing Kingsoft Office Software, Inc. Class A	1,419	39,830
Beijing New Building Materials PLC Class A	7,000	23,574
Beijing Originwater Technology Co., Ltd. Class A	3,921	2,591
Beijing Roborock Technology Co., Ltd. Class A	352	12,726
Beijing Shiji Information Technology Co., Ltd. Class A	7,840	13,580
Beijing Shunxin Agriculture Co., Ltd. Class A	1,600	4,458
Beijing Sinnet Technology Co., Ltd. Class A	11,400	12,718
Beijing Tiantan Biological Products Corp., Ltd. Class A	6,264	17,656
Beijing Tongrentang Co., Ltd. Class A	4,900	31,157
Beijing United Information Technology Co., Ltd. Class A	1,261	19,040
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	2,175	34,796
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	600	10,309
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	100,100	63,290
Betta Pharmaceuticals Co., Ltd. Class A	1,600	10,021
BGI Genomics Co., Ltd. Class A	1,600	11,929
Bilibili, Inc. Class Z (a)	18,200	279,514
Bloomage Biotechnology Corp., Ltd. Class A	1,241	22,685
BOC International China Co., Ltd. Class A	5,900	8,639

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
BOE Technology Group Co., Ltd. Class A	106,300	$48,635
Bosideng International Holdings, Ltd.	340,000	167,662
BYD Co., Ltd. Class A	5,300	186,988
BYD Co., Ltd. Class H	80,000	1,970,781
BYD Electronic International Co., Ltd. (c)	69,000	164,880
By-health Co., Ltd. Class A	6,300	15,529
Caitong Securities Co., Ltd. Class A	16,900	15,954
CanSino Biologics, Inc. Class A	388	6,552
CanSino Biologics, Inc. Class H (b)(c)	9,600	54,021
CECEP Solar Energy Co., Ltd. Class A (a)	16,300	15,568
CECEP Wind-Power Corp. Class A	30,900	18,979
CGN Power Co., Ltd. Class H (b)	1,026,700	221,752
Chacha Food Co., Ltd. Class A	2,300	14,871
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	1,400	33,353
Changjiang Securities Co., Ltd. Class A	19,700	14,360
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	23,438
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	28,059
Chengtun Mining Group Co., Ltd. Class A	14,600	13,220
Chengxin Lithium Group Co., Ltd. Class A	1,700	11,114
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	7,200	20,515
China Baoan Group Co., Ltd. Class A	10,000	15,674
China Cinda Asset Management Co., Ltd. Class H	922,481	101,846
China CITIC Bank Corp., Ltd. Class H	877,000	348,022
China Coal Energy Co., Ltd. Class H	207,000	186,478
China Communications Services Corp., Ltd. Class H	246,000	82,702
China Conch Venture Holdings, Ltd.	161,000	256,005
China Construction Bank Corp. Class A	19,900	15,387
China Construction Bank Corp. Class H	9,362,500	5,403,876
China CSSC Holdings, Ltd. Class A	12,900	40,772
China Eastern Airlines Corp., Ltd. Class A (a)	15,100	10,307
Security Description	Shares	Value
China Energy Engineering Corp., Ltd.	112,000	$35,023
China Everbright Bank Co., Ltd. Class A	127,100	50,177
China Everbright Bank Co., Ltd. Class H	300,000	82,368
China Everbright Environment Group, Ltd.	349,222	144,566
China Evergrande Group (a)(c)(d)	467,000	24,540
China Feihe, Ltd. (b)	343,000	239,481
China Galaxy Securities Co., Ltd. Class A	14,200	17,848
China Galaxy Securities Co., Ltd. Class H	362,000	166,771
China Gas Holdings, Ltd.	299,600	358,327
China Great Wall Securities Co., Ltd. Class A	8,300	9,476
China Greatwall Technology Group Co., Ltd. Class A	3,600	4,300
China Hongqiao Group, Ltd.	220,500	180,498
China International Capital Corp., Ltd. Class A	4,400	21,110
China International Capital Corp., Ltd. Class H (b)(c)	146,000	210,558
China Jinmao Holdings Group, Ltd.	598,000	121,635
China Jushi Co., Ltd. Class A	12,829	23,607
China Lesso Group Holdings, Ltd. (a)	107,000	99,037
China Life Insurance Co., Ltd. Class A	6,400	28,308
China Life Insurance Co., Ltd. Class H	719,000	919,881
China Literature, Ltd. (a)(b)(c)	43,000	120,926
China Longyuan Power Group Corp., Ltd. Class H	332,000	414,853
China Medical System Holdings, Ltd.	139,000	165,576
China Meidong Auto Holdings, Ltd.	60,000	94,943
China Mengniu Dairy Co., Ltd. (a)	306,000	1,209,611
China Merchants Bank Co., Ltd. Class A	55,500	261,016
China Merchants Bank Co., Ltd. Class H	378,500	1,751,588
China Merchants Energy Shipping Co., Ltd. Class A	29,500	29,281
China Merchants Port Holdings Co., Ltd.	126,500	158,880
China Merchants Securities Co., Ltd. Class A	19,650	33,888
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	23,412	53,647
China Minmetals Rare Earth Co., Ltd. Class A (a)	5,500	20,240

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
China Minsheng Banking Corp., Ltd. Class A	114,300	$54,277
China Minsheng Banking Corp., Ltd. Class H (c)	613,700	175,481
China National Building Material Co., Ltd. Class H	390,000	296,946
China National Chemical Engineering Co., Ltd. Class A	21,200	23,666
China National Nuclear Power Co., Ltd. Class A	45,400	37,108
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	11,200	41,528
China Oilfield Services, Ltd. Class H (c)	168,000	166,370
China Overseas Land & Investment, Ltd.	370,500	963,833
China Overseas Property Holdings, Ltd.	135,000	117,067
China Pacific Insurance Group Co., Ltd. Class A	19,700	55,968
China Pacific Insurance Group Co., Ltd. Class H	258,400	474,503
China Petroleum & Chemical Corp. Class A	103,200	62,104
China Petroleum & Chemical Corp. Class H	2,468,000	1,053,868
China Power International Development, Ltd.	527,000	208,620
China Railway Group, Ltd. Class A	57,600	42,158
China Railway Group, Ltd. Class H	428,000	210,187
China Railway Signal & Communication Corp., Ltd. Class A	7,185	4,172
China Resources Beer Holdings Co., Ltd.	157,333	1,091,342
China Resources Cement Holdings, Ltd.	257,000	118,701
China Resources Gas Group, Ltd.	93,100	295,177
China Resources Land, Ltd.	310,000	1,214,196
China Resources Microelectronics, Ltd. Class A	2,921	19,401
China Resources Mixc Lifestyle Services, Ltd. (b)	68,400	261,062
China Resources Power Holdings Co., Ltd.	186,000	287,210
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	4,200	22,562
China Ruyi Holdings, Ltd. (a)(c)	448,000	95,065
China Shenhua Energy Co., Ltd. Class A	17,400	77,017
China Shenhua Energy Co., Ltd. Class H	326,500	971,521
Security Description	Shares	Value
China Southern Airlines Co., Ltd. Class A (a)	30,700	$28,536
China Southern Airlines Co., Ltd. Class H (a)	178,000	93,675
China State Construction Engineering Corp., Ltd. Class A	111,700	80,399
China State Construction International Holdings, Ltd.	192,000	193,469
China Suntien Green Energy Corp., Ltd. Class H (c)	159,000	57,996
China Taiping Insurance Holdings Co., Ltd.	142,000	119,023
China Three Gorges Renewables Group Co., Ltd. Class A	83,200	65,464
China Tourism Group Duty Free Corp., Ltd. Class A	5,400	148,408
China Tower Corp., Ltd. Class H (b)	4,382,000	468,166
China Traditional Chinese Medicine Holdings Co., Ltd. (a)	272,000	94,624
China United Network Communications, Ltd. Class A	82,100	38,501
China Vanke Co., Ltd. Class A	30,800	76,952
China Vanke Co., Ltd. Class H	164,400	297,515
China Yangtze Power Co., Ltd. Class A	63,105	200,917
China Zhenhua Group Science & Technology Co., Ltd. Class A	1,099	17,833
China Zheshang Bank Co., Ltd. Class A (a)	34,700	14,482
Chinasoft International, Ltd. (a)	276,000	168,586
Chongqing Brewery Co., Ltd. Class A	2,000	31,296
Chongqing Changan Automobile Co., Ltd. Class A	21,494	37,711
Chongqing Fuling Zhacai Group Co., Ltd. Class A	3,900	14,832
Chongqing Rural Commercial Bank Co., Ltd. Class A	28,400	14,192
Chongqing Zhifei Biological Products Co., Ltd. Class A	4,500	54,377
CIFI Holdings Group Co., Ltd. (a)(c)	436,736	44,128
CITIC Securities Co., Ltd. Class A	32,630	79,449
CITIC Securities Co., Ltd. Class H	202,225	342,300
CITIC, Ltd.	564,000	531,361
CMOC Group, Ltd. Class A	45,300	29,899
CMOC Group, Ltd. Class H (c)	345,000	133,944
CNGR Advanced Material Co., Ltd. Class A	800	9,311

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	16,675	$16,085
Contemporary Amperex Technology Co., Ltd. Class A	6,600	369,633
COSCO SHIPPING Development Co., Ltd. Class A	45,600	15,720
COSCO SHIPPING Energy Transportation Co., Ltd. Class A (a)	6,300	15,939
COSCO SHIPPING Holdings Co., Ltd. Class A	42,300	64,871
COSCO SHIPPING Holdings Co., Ltd. Class H	313,474	364,611
COSCO SHIPPING Ports, Ltd.	190,590	119,954
Country Garden Holdings Co., Ltd. (a)(c)	779,193	179,988
Country Garden Services Holdings Co., Ltd.	196,000	286,155
CRRC Corp., Ltd. Class A	67,800	44,494
CRRC Corp., Ltd. Class H	450,000	145,334
CSC Financial Co., Ltd. Class A	11,500	37,146
CSPC Pharmaceutical Group, Ltd.	872,240	864,515
Daan Gene Co., Ltd. Class A	4,500	10,445
Dali Foods Group Co., Ltd. (b)	205,300	88,407
Daqin Railway Co., Ltd. Class A	53,600	50,816
Daqo New Energy Corp. ADR (a)	5,800	307,864
DaShenLin Pharmaceutical Group Co., Ltd. Class A	3,168	13,398
DHC Software Co., Ltd. Class A	4,400	3,279
Do-Fluoride New Materials Co., Ltd. Class A	1,100	5,525
Dong-E-E-Jiao Co., Ltd. Class A	2,700	12,222
Dongfang Electric Corp., Ltd. Class A	11,100	31,634
Dongfeng Motor Group Co., Ltd. Class H (a)	288,000	153,948
Dongxing Securities Co., Ltd. Class A	11,600	11,988
Dongyue Group, Ltd.	153,000	151,610
East Money Information Co., Ltd. Class A	35,783	88,025
Ecovacs Robotics Co., Ltd. Class A	1,000	9,306
ENN Energy Holdings, Ltd.	76,500	1,019,955
ENN Natural Gas Co., Ltd. Class A	4,000	10,360
Eve Energy Co., Ltd. Class A	4,981	58,777
Everbright Securities Co., Ltd. Class A	16,199	29,756
Fangda Carbon New Material Co., Ltd. Class A (a)	17,360	15,111
Security Description	Shares	Value
Far East Horizon, Ltd. (c)	153,000	$103,144
FAW Jiefang Group Co., Ltd. Class A	14,500	14,566
Fiberhome Telecommunication Technologies Co., Ltd. Class A	8,100	14,060
First Capital Securities Co., Ltd. Class A	14,100	10,750
Flat Glass Group Co., Ltd. Class A (a)	6,800	31,047
Flat Glass Group Co., Ltd. Class H (a)(c)	40,000	96,787
Focus Media Information Technology Co., Ltd. Class A	37,600	29,028
Foshan Haitian Flavouring & Food Co., Ltd. Class A	10,995	127,386
Fosun International, Ltd.	240,000	148,316
Founder Securities Co., Ltd. Class A	33,000	30,247
Foxconn Industrial Internet Co., Ltd. Class A	25,200	30,020
Fujian Sunner Development Co., Ltd. Class A	4,100	11,109
Fuyao Glass Industry Group Co., Ltd. Class A	5,000	25,006
Fuyao Glass Industry Group Co., Ltd. Class H (b)	60,456	242,405
Ganfeng Lithium Co., Ltd. Class A	4,620	48,290
Ganfeng Lithium Co., Ltd. Class H (b)(c)	36,399	240,444
G-bits Network Technology Xiamen Co., Ltd. Class A	300	10,408
GCL System Integration Technology Co., Ltd. Class A (a)	9,500	4,198
GD Power Development Co., Ltd. Class A (a)	49,800	28,327
GDS Holdings, Ltd. ADR (a)	15	265
GDS Holdings, Ltd. Class A (a)	87,200	191,848
Geely Automobile Holdings, Ltd.	581,000	795,068
GEM Co., Ltd. Class A	16,700	17,215
Gemdale Corp. Class A	18,100	29,166
Genscript Biotech Corp. (a)	112,000	242,445
GF Securities Co., Ltd. Class A	15,700	31,308
GF Securities Co., Ltd. Class H	108,000	117,201
Giant Network Group Co., Ltd. Class A	5,400	5,665
GigaDevice Semiconductor, Inc. Class A	2,092	27,288
Ginlong Technologies Co., Ltd. Class A (a)	950	29,337
GoerTek, Inc. Class A	10,600	39,212
Gotion High-tech Co., Ltd. Class A	6,100	26,017
Great Wall Motor Co., Ltd. Class A	6,400	24,782

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Great Wall Motor Co., Ltd. Class H	300,000	$342,001
Gree Electric Appliances, Inc. of Zhuhai Class A	7,500	34,050
Greentown China Holdings, Ltd.	81,500	152,958
Greentown Service Group Co., Ltd.	152,000	100,465
GRG Banking Equipment Co., Ltd. Class A	10,600	12,070
Guangdong Haid Group Co., Ltd. Class A	5,100	43,055
Guangdong Investment, Ltd.	286,000	228,455
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,100	13,644
Guanghui Energy Co., Ltd. Class A	13,500	23,300
Guangzhou Automobile Group Co., Ltd. Class A	17,300	29,252
Guangzhou Automobile Group Co., Ltd. Class H	284,800	202,355
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,300	8,344
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	10,004
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	15,036
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	2,200	18,378
Guangzhou Tinci Materials Technology Co., Ltd. Class A	5,420	33,328
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	15,255	12,115
Guolian Securities Co., Ltd. Class A	7,800	9,497
Guosen Securities Co., Ltd. Class A	20,600	24,789
Guotai Junan Securities Co., Ltd. Class A	22,600	43,164
Guoyuan Securities Co., Ltd. Class A	18,720	16,733
H World Group, Ltd. ADR	18,900	633,906
Haidilao International Holding, Ltd. (a)(b)(c)	110,000	213,358
Haier Smart Home Co., Ltd. Class A	17,800	61,508
Haier Smart Home Co., Ltd. Class H	221,000	672,477
Haitian International Holdings, Ltd. (a)	66,000	124,894
Haitong Securities Co., Ltd. Class A	28,000	33,900
Haitong Securities Co., Ltd. Class H	284,400	150,389
Security Description	Shares	Value
Hangzhou First Applied Material Co., Ltd. Class A	5,068	$37,520
Hangzhou Oxygen Plant Group Co., Ltd. Class A	2,400	11,515
Hangzhou Robam Appliances Co., Ltd. Class A	1,000	3,206
Hangzhou Silan Microelectronics Co., Ltd. Class A	3,200	14,276
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	22,920
Hangzhou Tigermed Consulting Co., Ltd. Class H (b)	12,700	102,101
Hansoh Pharmaceutical Group Co., Ltd. (b)	112,000	176,800
Heilongjiang Agriculture Co., Ltd. Class A	7,600	14,131
Henan Shenhuo Coal & Power Co., Ltd. Class A	8,800	20,667
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,297	28,427
Hengan International Group Co., Ltd.	63,500	283,888
Hengli Petrochemical Co., Ltd. Class A	18,100	42,720
Hengtong Optic-electric Co., Ltd. Class A	4,300	10,915
Hengyi Petrochemical Co., Ltd. Class A	16,510	17,824
Hesteel Co., Ltd. Class A	42,500	13,391
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,100	22,718
Hongfa Technology Co., Ltd. Class A	5,040	24,494
Hopson Development Holdings, Ltd. (a)(c)	80,519	84,315
Hoshine Silicon Industry Co., Ltd. Class A	900	13,793
Hua Hong Semiconductor, Ltd. (a)(b)(c)	55,800	126,384
Huadian Power International Corp., Ltd. Class A	27,200	22,600
Huadong Medicine Co., Ltd. Class A	4,060	22,785
Huafon Chemical Co., Ltd. Class A	14,900	13,611
Huagong Tech Co., Ltd. Class A	3,200	8,265
Huaibei Mining Holdings Co., Ltd. Class A	10,100	23,788
Hualan Biological Engineering, Inc. Class A	4,810	12,212
Huaneng Power International, Inc. Class A (a)	17,800	18,847
Huaneng Power International, Inc. Class H (a)(c)	412,000	178,654

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Huatai Securities Co., Ltd. Class A	21,718	$36,748
Huatai Securities Co., Ltd. Class H (b)	152,500	167,243
Huaxi Securities Co., Ltd. Class A	10,400	10,659
Huaxia Bank Co., Ltd. Class A	35,100	24,725
Huaxin Cement Co., Ltd. Class A	5,400	12,642
Huayu Automotive Systems Co., Ltd. Class A	7,300	16,832
Hubei Xingfa Chemicals Group Co., Ltd. Class A	2,100	9,776
Huizhou Desay Sv Automotive Co., Ltd. Class A	2,000	38,537
Humanwell Healthcare Group Co., Ltd. Class A	4,400	10,782
Hunan Valin Steel Co., Ltd. Class A	26,500	15,124
Hundsun Technologies, Inc. Class A	7,571	35,833
Hutchmed China, Ltd. ADR (a)(c)	8,200	72,652
Hygeia Healthcare Holdings Co., Ltd. (a)(b)(c)	35,000	195,776
Iflytek Co., Ltd. Class A	5,550	25,468
Imeik Technology Development Co., Ltd. Class A	600	41,110
Industrial & Commercial Bank of China, Ltd. Class A	169,642	103,404
Industrial & Commercial Bank of China, Ltd. Class H	5,483,000	2,572,026
Industrial Bank Co., Ltd. Class A	54,099	125,825
Industrial Securities Co., Ltd. Class A (a)	24,600	18,724
Ingenic Semiconductor Co., Ltd. Class A	1,900	19,597
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	133,700	34,371
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	33,800	18,548
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	15,900	73,381
Inner Mongolia Yitai Coal Co., Ltd. Class B	106,000	159,082
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	5,400	5,603
Innovent Biologics, Inc. (a)(b)	103,000	316,541
Inspur Electronic Information Industry Co., Ltd. Class A	7,148	19,733
Intco Medical Technology Co., Ltd. Class A	2,700	7,525
iQIYI, Inc. ADR (a)(c)	35,700	96,747
JA Solar Technology Co., Ltd. Class A	7,000	62,679
Security Description	Shares	Value
Jafron Biomedical Co., Ltd. Class A	1,120	$7,611
Jason Furniture Hangzhou Co., Ltd. Class A	2,600	14,501
JCET Group Co., Ltd. Class A	5,900	17,639
JD Health International, Inc. (a)(b)	108,800	619,742
JD.com, Inc. Class A	209,972	5,297,043
Jiangsu Eastern Shenghong Co., Ltd. Class A	8,700	21,221
Jiangsu Expressway Co., Ltd. Class H	124,000	93,093
Jiangsu Hengli Hydraulic Co., Ltd. Class A	4,364	27,583
Jiangsu Hengrui Medicine Co., Ltd. Class A	17,044	83,558
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,700	17,309
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	4,200	93,047
Jiangsu Yangnong Chemical Co., Ltd. Class A	1,500	20,960
Jiangsu Yoke Technology Co., Ltd. Class A	1,200	10,299
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,200	12,903
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	38,823
Jiangxi Copper Co., Ltd. Class A	8,800	18,716
Jiangxi Copper Co., Ltd. Class H	117,000	134,971
Jiangxi Special Electric Motor Co., Ltd. Class A (a)	6,900	18,896
Jiangxi Zhengbang Technology Co., Ltd. Class A (a)	5,000	3,126
Jinke Properties Group Co., Ltd. Class A (a)	23,600	6,902
Jinxin Fertility Group, Ltd. (b)	160,500	78,082
JiuGui Liquor Co., Ltd. Class A	700	12,300
Jiumaojiu International Holdings, Ltd. (b)(c)	75,000	121,962
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	8,600	12,648
Joinn Laboratories China Co., Ltd. Class A	1,176	9,268
Jointown Pharmaceutical Group Co., Ltd. Class A	7,500	12,021
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	1,600	7,113
JOYY, Inc. ADR	4,200	109,200
Juewei Food Co., Ltd. Class A	2,300	16,095
Kanzhun, Ltd. ADR (a)(c)	18,300	308,904
KE Holdings, Inc. ADR (a)	64,500	1,130,040
Kingboard Holdings, Ltd.	66,000	185,790

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Kingdee International Software Group Co., Ltd. (a)	258,000	$336,255
Kingfa Sci & Tech Co., Ltd. Class A	8,500	11,129
Kingsoft Corp., Ltd.	96,200	254,531
Kuaishou Technology (a)(b)	169,400	1,086,522
Kuang-Chi Technologies Co., Ltd. Class A (a)	7,100	14,742
Kunlun Energy Co., Ltd.	388,000	279,244
Kunlun Tech Co., Ltd. Class A	5,300	9,170
Kweichow Moutai Co., Ltd. Class A	3,499	915,969
LB Group Co., Ltd. Class A	8,200	18,053
Lenovo Group, Ltd.	702,000	485,554
Lens Technology Co., Ltd. Class A	19,400	25,031
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	15,688
Li Auto, Inc. ADR (a)	53,000	1,219,530
Li Ning Co., Ltd.	228,500	1,733,776
Lingyi iTech Guangdong Co. Class A (a)	36,100	22,453
Livzon Pharmaceutical Group, Inc. Class A	2,700	11,384
Longfor Group Holdings, Ltd. (b)	177,000	507,363
LONGi Green Energy Technology Co., Ltd. Class A (a)	21,924	146,304
Lufax Holding, Ltd. ADR	64,000	162,560
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	1,530	18,811
Luxi Chemical Group Co., Ltd. Class A	4,600	8,327
Luxshare Precision Industry Co., Ltd. Class A	18,871	77,425
Luzhou Laojiao Co., Ltd. Class A	4,100	132,502
Mango Excellent Media Co., Ltd. Class A	7,340	25,575
Maxscend Microelectronics Co., Ltd. Class A	1,184	14,607
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	15,000	8,967
Meituan Class B (a)(b)	429,000	9,015,766
Metallurgical Corp. of China, Ltd. Class A	63,200	26,390
Microport Scientific Corp. (a)(c)	66,349	113,068
Ming Yang Smart Energy Group, Ltd. Class A	4,600	15,462
Ming Yuan Cloud Group Holdings, Ltd. (c)	72,000	42,355
Minth Group, Ltd.	78,000	171,283
MMG, Ltd. (a)	296,000	70,434
Montage Technology Co., Ltd. Class A	3,180	23,202
Security Description	Shares	Value
Muyuan Foods Co., Ltd. Class A	13,776	$105,208
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	5,272	12,260
Nanjing Securities Co., Ltd. Class A	13,133	13,969
NARI Technology Co., Ltd. Class A	21,818	75,682
National Silicon Industry Group Co., Ltd. Class A (a)	8,190	20,386
NAURA Technology Group Co., Ltd. Class A	1,500	58,302
NavInfo Co., Ltd. Class A	11,900	19,184
NetEase, Inc.	201,625	3,042,308
New China Life Insurance Co., Ltd. Class A	4,400	16,569
New China Life Insurance Co., Ltd. Class H	84,900	161,684
New Hope Liuhe Co., Ltd. Class A (a)	10,100	19,655
New Oriental Education & Technology Group, Inc. (a)(c)	147,600	360,590
Ninestar Corp. Class A	3,800	22,936
Ningbo Deye Technology Co., Ltd. Class A	700	41,067
Ningbo Joyson Electronic Corp. Class A (a)	6,700	12,358
Ningbo Orient Wires & Cables Co., Ltd. Class A	2,500	24,298
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	879	10,286
Ningbo Shanshan Co., Ltd. Class A	4,200	12,173
Ningbo Tuopu Group Co., Ltd. Class A	2,600	26,751
Ningxia Baofeng Energy Group Co., Ltd. Class A	16,000	29,818
NIO, Inc. ADR (a)	133,100	2,098,987
Nongfu Spring Co., Ltd. Class H (b)	170,400	985,435
North Industries Group Red Arrow Co., Ltd. Class A	2,200	6,882
Northeast Securities Co., Ltd. Class A	10,700	9,645
Offshore Oil Engineering Co., Ltd. Class A	6,200	3,870
OFILM Group Co., Ltd. Class A (a)	12,400	9,142
Oppein Home Group, Inc. Class A	1,680	26,677
Orient Securities Co., Ltd. Class A	30,592	32,826
Ovctek China, Inc. Class A	3,160	18,248
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	33,400	21,571

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class A (a)	19,600	$13,733
People's Insurance Co. Group of China, Ltd. Class H (a)	802,000	232,348
Perfect World Co., Ltd. Class A	4,800	8,326
PetroChina Co., Ltd. Class A	65,600	47,310
PetroChina Co., Ltd. Class H	2,036,000	832,270
Pharmaron Beijing Co., Ltd. Class A	2,850	21,549
Pharmaron Beijing Co., Ltd. Class H (b)	20,600	99,653
PICC Property & Casualty Co., Ltd. Class H	671,000	693,848
Pinduoduo, Inc. ADR (a)	49,200	3,078,936
Ping An Bank Co., Ltd. Class A	54,500	90,325
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	54,100	101,733
Ping An Insurance Group Co. of China, Ltd. Class A	29,900	173,644
Ping An Insurance Group Co. of China, Ltd. Class H	615,500	3,070,505
Poly Developments & Holdings Group Co., Ltd. Class A	31,500	79,416
Pop Mart International Group, Ltd. (b)(c)	58,200	106,423
Postal Savings Bank of China Co., Ltd. Class A	85,200	53,133
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	769,000	451,977
Power Construction Corp. of China, Ltd. Class A	46,500	45,169
Proya Cosmetics Co., Ltd. Class A	280	6,387
Pylon Technologies Co., Ltd. Class A	554	31,096
Qingdao Rural Commercial Bank Corp. Class A	25,200	10,407
Qinghai Salt Lake Industry Co., Ltd. Class A (a)	12,600	42,060
Raytron Technology Co., Ltd. Class A	1,060	5,615
Riyue Heavy Industry Co., Ltd. Class A	2,400	7,032
RLX Technology, Inc. ADR (a)(c)	48,100	50,505
Rongsheng Petrochemical Co., Ltd. Class A	29,255	56,537
SAIC Motor Corp., Ltd. Class A	25,200	50,303
Sailun Group Co., Ltd. Class A	7,600	10,733
Sangfor Technologies, Inc. Class A	1,650	23,070
Sany Heavy Equipment International Holdings Co., Ltd.	113,000	109,661
Sany Heavy Industry Co., Ltd. Class A	26,455	51,249
Security Description	Shares	Value
Satellite Chemical Co., Ltd. Class A	5,133	$15,254
SDIC Power Holdings Co., Ltd. Class A	27,200	40,884
Sealand Securities Co., Ltd. Class A	24,100	10,897
Seazen Group, Ltd. (a)	195,904	45,578
Seazen Holdings Co., Ltd. Class A (a)	4,200	10,261
SF Holding Co., Ltd. Class A	13,700	90,512
SG Micro Corp. Class A	675	13,291
Shaanxi Coal Industry Co., Ltd. Class A	24,300	77,612
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	9,200	23,435
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	11,261
Shandong Gold Mining Co., Ltd. Class A	8,128	19,583
Shandong Gold Mining Co., Ltd. Class H (b)(c)	76,750	122,113
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	8,450	34,387
Shandong Linglong Tyre Co., Ltd. Class A	4,800	12,226
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	20,126
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	16,839
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	250,800	335,975
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	3,332	12,543
Shanghai Baosight Software Co., Ltd. Class A	4,667	23,999
Shanghai Baosight Software Co., Ltd. Class B	49,660	144,038
Shanghai Construction Group Co., Ltd. Class A	47,200	16,669
Shanghai Electric Group Co., Ltd. Class A (a)	41,000	22,179
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	4,820	19,879
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	47,000	113,459
Shanghai Friendess Electronic Technology Corp., Ltd. Class A	702	18,583
Shanghai International Airport Co., Ltd. Class A (a)	2,968	23,947
Shanghai International Port Group Co., Ltd. Class A	39,200	30,495
Shanghai Jinjiang International Hotels Co., Ltd. Class A	2,700	21,765

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	2,405	$16,981
Shanghai Lingang Holdings Corp., Ltd. Class A	6,900	11,379
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	112,432	87,973
Shanghai M&G Stationery, Inc. Class A	1,600	10,105
Shanghai Medicilon, Inc. Class A	137	4,273
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	19,878
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	75,300	103,842
Shanghai Pudong Development Bank Co., Ltd. Class A	78,200	77,105
Shanghai Putailai New Energy Technology Co., Ltd. Class A	4,520	35,034
Shanghai RAAS Blood Products Co., Ltd. Class A	18,500	13,802
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	12,142
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	6,200	9,006
Shanxi Coking Coal Energy Group Co., Ltd. Class A	13,200	27,639
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	9,600	22,716
Shanxi Meijin Energy Co., Ltd. Class A	16,200	21,759
Shanxi Securities Co., Ltd. Class A	15,700	11,108
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	14,259
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	3,180	134,624
Shenghe Resources Holding Co., Ltd. Class A	4,400	9,283
Shengyi Technology Co., Ltd. Class A	6,000	10,995
Shennan Circuits Co., Ltd. Class A	960	10,153
Shenwan Hongyuan Group Co., Ltd. Class A	65,700	35,477
Shenzhen Capchem Technology Co., Ltd. Class A	3,600	21,042
Shenzhen Dynanonic Co., Ltd. Class A	600	23,597
Shenzhen Energy Group Co., Ltd. Class A	12,700	9,973
Shenzhen Inovance Technology Co., Ltd. Class A	7,650	61,547
Shenzhen International Holdings, Ltd.	118,057	89,990
Shenzhen Kangtai Biological Products Co., Ltd. Class A	3,918	16,595
Security Description	Shares	Value
Shenzhen Kedali Industry Co., Ltd. Class A	300	$4,033
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,500	146,439
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	3,500	18,463
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	22,188
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	3,600	12,293
Shenzhen SC New Energy Technology Corp. Class A	1,500	24,131
Shenzhen Senior Technology Material Co., Ltd. Class A	1,292	3,605
Shenzhen Sunlord Electronics Co., Ltd. Class A	2,000	5,540
Shenzhen Transsion Holdings Co., Ltd. Class A	2,758	22,396
Shenzhou International Group Holdings, Ltd.	80,500	621,566
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	5,400	16,405
Shimao Group Holdings, Ltd. (a)(c)(d)	159,000	44,764
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	16,833
Sichuan Hebang Biotechnology Co., Ltd. Class A	11,800	5,297
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	16,057
Sichuan New Energy Power Co., Ltd. (a)	7,600	19,937
Sichuan Road & Bridge Co., Ltd. Class A	9,500	13,579
Sichuan Swellfun Co., Ltd. Class A	1,600	14,019
Sichuan Yahua Industrial Group Co., Ltd. Class A	1,600	5,683
Sieyuan Electric Co., Ltd. Class A	1,200	6,411
Silergy Corp.	32,000	417,342
Sinolink Securities Co., Ltd. Class A	12,200	13,007
Sinoma Science & Technology Co., Ltd. Class A	6,300	17,509
Sinomine Resource Group Co., Ltd. Class A	1,700	21,791
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	10,223
Sinopharm Group Co., Ltd. Class H	130,800	261,040
Sinotrans, Ltd. Class A	19,000	9,422
Sinotruk Hong Kong, Ltd.	70,500	58,579

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Skshu Paint Co., Ltd. Class A (a)	1,680	$20,564
Smoore International Holdings, Ltd. (b)(c)	178,000	211,162
Songcheng Performance Development Co., Ltd. Class A	11,340	19,026
SooChow Securities Co., Ltd. Class A	15,600	13,420
Southwest Securities Co., Ltd. Class A	29,900	15,325
StarPower Semiconductor, Ltd. Class A	600	27,061
Sunac China Holdings, Ltd. (a)(c)(d)	390,700	113,976
Sungrow Power Supply Co., Ltd. Class A	3,600	55,469
Sunny Optical Technology Group Co., Ltd.	68,700	652,878
Sunwoda Electronic Co., Ltd. Class A	6,200	20,141
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	23,249
Suzhou Maxwell Technologies Co., Ltd. Class A	576	39,053
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	1,100	10,181
TAL Education Group ADR (a)	43,300	213,902
TBEA Co., Ltd. Class A	9,287	28,046
TCL Technology Group Corp. Class A	30,200	15,342
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	9,000	56,291
Tencent Holdings, Ltd.	608,900	20,565,739
Tencent Music Entertainment Group ADR (a)	69,500	282,170
Thunder Software Technology Co., Ltd. Class A	1,400	20,639
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	2,500	12,411
Tianma Microelectronics Co., Ltd. Class A	8,800	10,474
Tianqi Lithium Corp. Class A (a)	3,600	50,402
Tianshan Aluminum Group Co., Ltd. Class A	3,000	3,000
Tianshui Huatian Technology Co., Ltd. Class A	9,100	10,301
Tibet Summit Resources Co., Ltd. Class A (a)	900	2,792
Tingyi Cayman Islands Holding Corp.	196,000	337,523
Titan Wind Energy Suzhou Co., Ltd. Class A	3,000	5,302
Toly Bread Co., Ltd. Class A	4,312	8,054
Security Description	Shares	Value
Tongcheng Travel Holdings, Ltd. (a)	120,000	$234,173
TongFu Microelectronics Co., Ltd. Class A (a)	6,300	13,252
Tongkun Group Co., Ltd. Class A	7,400	13,934
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	15,404
Tongwei Co., Ltd. Class A	12,100	79,250
Topchoice Medical Corp. Class A (a)	1,100	19,644
Topsports International Holdings, Ltd. (b)	183,000	127,919
Transfar Zhilian Co., Ltd. Class A	13,000	9,606
TravelSky Technology, Ltd. Class H	96,000	146,930
Trina Solar Co., Ltd. Class A	6,219	55,599
Trip.com Group, Ltd. ADR (a)	52,867	1,443,798
Tsingtao Brewery Co., Ltd. Class A	2,500	37,056
Tsingtao Brewery Co., Ltd. Class H	60,000	565,647
Unigroup Guoxin Microelectronics Co., Ltd. Class A	2,379	48,026
Uni-President China Holdings, Ltd.	130,000	108,925
Unisplendour Corp., Ltd. Class A	10,360	22,978
Vipshop Holdings, Ltd. ADR (a)	41,388	348,073
Walvax Biotechnology Co., Ltd. Class A	4,400	22,788
Wanhua Chemical Group Co., Ltd. Class A	8,500	109,364
Want Want China Holdings, Ltd.	459,000	299,747
Weibo Corp. ADR (a)	6,560	112,176
Weichai Power Co., Ltd. Class A	19,400	26,117
Weichai Power Co., Ltd. Class H	188,000	178,098
Weihai Guangwei Composites Co., Ltd. Class A	2,400	27,851
Wens Foodstuffs Group Co., Ltd. Class A (a)	20,040	57,565
Western Securities Co., Ltd. Class A	14,600	11,907
Western Superconducting Technologies Co., Ltd. Class A	774	11,549
Westone Information Industry, Inc. Class A	1,100	4,227
Wharf Holdings, Ltd.	117,000	374,155
Will Semiconductor Co., Ltd. Shanghai Class A	3,375	37,725
Wingtech Technology Co., Ltd. Class A	3,000	19,913

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Winning Health Technology Group Co., Ltd. Class A	8,450	$8,324
Wuchan Zhongda Group Co., Ltd. Class A	20,300	11,687
Wuhan Guide Infrared Co., Ltd. Class A	10,192	16,563
Wuliangye Yibin Co., Ltd. Class A	10,800	255,541
WUS Printed Circuit Kunshan Co., Ltd. Class A	4,180	5,815
WuXi AppTec Co., Ltd. Class A	7,133	71,175
WuXi AppTec Co., Ltd. Class H (b)	34,791	277,856
Wuxi Biologics Cayman, Inc. (a)(b)	348,000	2,071,523
Wuxi Shangji Automation Co., Ltd. Class A	1,260	23,673
XCMG Construction Machinery Co., Ltd. Class A	35,100	22,024
Xiamen C & D, Inc. Class A	11,400	22,081
Xiamen Faratronic Co., Ltd. Class A	400	8,947
Xiamen Intretech, Inc. Class A	3,800	9,955
Xiamen Tungsten Co., Ltd. Class A	4,600	14,528
Xiaomi Corp. Class B (a)(b)(c)	1,484,100	1,680,498
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,100	11,252
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	80,200	92,484
Xinjiang Zhongtai Chemical Co., Ltd. Class A	14,900	13,902
Xinyi Solar Holdings, Ltd.	476,089	499,942
XPeng, Inc. ADR (a)(c)	41,300	493,535
Xtep International Holdings, Ltd. (c)	134,013	141,051
Yadea Group Holdings, Ltd. (b)	114,000	182,198
Yankuang Energy Group Co., Ltd. Class A	6,100	42,815
Yankuang Energy Group Co., Ltd. Class H (c)	148,000	534,365
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	3,700	16,930
Yealink Network Technology Corp., Ltd. Class A	2,500	22,062
Yifeng Pharmacy Chain Co., Ltd. Class A	1,274	8,858
Yihai International Holding, Ltd. (a)	49,000	103,185
Yihai Kerry Arawana Holdings Co., Ltd. Class A	5,700	34,436
Yintai Gold Co., Ltd. Class A	11,060	19,998
YongXing Special Materials Technology Co., Ltd. Class A	800	13,854
Yonyou Network Technology Co., Ltd. Class A	12,778	31,353
Security Description	Shares	Value
Youngor Group Co., Ltd. Class A	22,500	$19,903
Youngy Co., Ltd. Class A (a)	400	6,289
YTO Express Group Co., Ltd. Class A	9,900	28,725
Yuan Longping High-tech Agriculture Co., Ltd. Class A (a)	4,200	8,097
Yuexiu Property Co., Ltd.	129,400	155,918
Yum China Holdings, Inc.	40,900	1,935,797
Yunda Holding Co., Ltd. Class A	9,360	20,516
Yunnan Aluminium Co., Ltd. Class A	18,400	23,666
Yunnan Baiyao Group Co., Ltd. Class A	4,778	35,031
Yunnan Botanee Bio-Technology Group Co., Ltd. Class A	1,100	26,512
Yunnan Energy New Material Co., Ltd. Class A	2,400	58,404
Yunnan Tin Co., Ltd. Class A	9,000	15,505
Yunnan Yuntianhua Co., Ltd. Class A (a)	7,000	23,199
Zai Lab, Ltd. ADR (a)	8,474	289,811
Zangge Mining Co., Ltd. Class A	5,900	23,489
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,600	59,601
Zhaojin Mining Industry Co., Ltd. Class H (a)	129,500	88,655
Zhefu Holding Group Co., Ltd. Class A	13,200	7,210
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	32,000	16,704
Zhejiang China Commodities City Group Co., Ltd. Class A	13,400	8,352
Zhejiang Chint Electrics Co., Ltd. Class A	5,100	19,016
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	21,569
Zhejiang Dingli Machinery Co., Ltd. Class A	1,960	9,934
Zhejiang Expressway Co., Ltd. Class H	138,000	93,773
Zhejiang HangKe Technology, Inc. Co. Class A	1,724	12,036
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	5,830	15,625
Zhejiang Huayou Cobalt Co., Ltd. Class A	5,080	45,551
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	3,100	29,248
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	1,300	7,117

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Juhua Co., Ltd. Class A	8,700	$16,885
Zhejiang NHU Co., Ltd. Class A	6,516	20,249
Zhejiang Semir Garment Co., Ltd. Class A	17,100	11,441
Zhejiang Supor Co., Ltd. Class A (a)	1,300	8,400
Zhejiang Weiming Environment Protection Co., Ltd. Class A	4,330	14,156
Zhejiang Weixing New Building Materials Co., Ltd. Class A	5,100	14,685
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	6,146
Zhejiang Yongtai Technology Co., Ltd. Class A	4,500	14,423
Zheshang Securities Co., Ltd. Class A	11,100	14,667
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	73,700	164,252
Zhongji Innolight Co., Ltd. Class A	2,200	8,021
Zhongsheng Group Holdings, Ltd.	58,500	231,965
Zhongtai Securities Co., Ltd. Class A	23,600	21,751
Zhuzhou CRRC Times Electric Co., Ltd.	53,000	221,839
Zhuzhou Hongda Electronics Corp., Ltd. Class A	2,400	14,899
Zhuzhou Kibing Group Co., Ltd. Class A	14,400	19,350
Zibo Qixiang Tengda Chemical Co., Ltd. Class A (a)	15,600	14,951
Zijin Mining Group Co., Ltd. Class A	66,200	72,398
Zijin Mining Group Co., Ltd. Class H	556,000	538,145
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	28,400	22,016
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	147,600	51,065
ZTE Corp. Class A	11,700	35,057
ZTE Corp. Class H	75,000	133,933
ZTO Express Cayman, Inc. ADR	40,900	982,827
		159,236,590
COLOMBIA — 0.1%
Bancolombia SA	26,075	176,520
Bancolombia SA Preference Shares	43,425	264,860
Ecopetrol SA	478,691	216,109
Interconexion Electrica SA ESP	42,579	152,928
		810,417
Security Description	Shares	Value
CZECH REPUBLIC — 0.1%
CEZ A/S	15,679	$537,596
Komercni Banka A/S	7,216	180,583
Moneta Money Bank A/S (b)	33,368	93,923
		812,102
EGYPT — 0.1%
Commercial International Bank Egypt SAE	252,060	323,618
Eastern Co. SAE	120,063	63,329
Egyptian Financial Group-Hermes Holding Co. (a)	78,045	46,012
		432,959
GREECE — 0.3%
Alpha Services & Holdings SA (a)	210,394	165,097
Eurobank Ergasias Services & Holdings SA Class A (a)	262,643	219,142
FF Group (a)(d)	3,869	—
Hellenic Telecommunications Organization SA	20,181	292,920
JUMBO SA	11,929	158,762
Mytilineos SA	9,665	131,946
National Bank of Greece SA (a)	55,382	162,997
OPAP SA (a)	19,294	231,288
Public Power Corp. SA (a)	21,386	108,563
		1,470,715
HONG KONG — 0.2%
Alibaba Pictures Group, Ltd. (a)	1,165,900	59,766
China Huishan Dairy Holdings Co., Ltd. (d)	406,100	—
Kingboard Laminates Holdings, Ltd.	93,300	83,591
Nine Dragons Paper Holdings, Ltd. (a)	171,000	106,094
Orient Overseas International, Ltd.	13,000	226,232
Sino Biopharmaceutical, Ltd.	1,015,000	475,645
Vinda International Holdings, Ltd. (c)	36,000	84,605
		1,035,933
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	40,936	227,241
OTP Bank Nyrt	21,657	394,905
Richter Gedeon Nyrt	13,507	231,240
		853,386
INDIA — 14.8%
ACC, Ltd.	7,032	207,868
Adani Enterprises, Ltd.	27,595	1,164,636
Adani Green Energy, Ltd. (a)	30,576	841,529
Adani Ports & Special Economic Zone, Ltd.	50,687	507,823
Adani Power, Ltd. (a)	77,768	353,530

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Adani Total Gas, Ltd.	26,603	$1,084,812
Adani Transmission, Ltd. (a)	27,004	1,082,145
Ambuja Cements, Ltd.	57,066	359,875
Apollo Hospitals Enterprise, Ltd.	9,742	521,230
Asian Paints, Ltd.	37,199	1,520,756
AU Small Finance Bank, Ltd. (b)	17,230	130,180
Aurobindo Pharma, Ltd.	26,259	163,921
Avenue Supermarts, Ltd. (a)(b)	15,631	836,241
Axis Bank, Ltd.	220,659	1,973,008
Bajaj Auto, Ltd.	6,934	299,183
Bajaj Finance, Ltd.	26,469	2,364,951
Bajaj Finserv, Ltd.	37,260	761,838
Balkrishna Industries, Ltd.	8,030	184,822
Bandhan Bank, Ltd. (a)(b)	61,945	201,409
Berger Paints India, Ltd.	25,070	189,200
Bharat Electronics, Ltd.	352,290	434,430
Bharat Forge, Ltd.	25,139	213,297
Bharat Petroleum Corp., Ltd.	82,430	306,912
Bharti Airtel, Ltd.	213,277	2,087,337
Biocon, Ltd.	38,199	136,051
Britannia Industries, Ltd.	10,691	503,072
Cholamandalam Investment & Finance Co., Ltd.	40,097	358,308
Cipla, Ltd.	47,253	644,226
Coal India, Ltd.	146,999	380,934
Colgate-Palmolive India, Ltd.	12,384	247,430
Container Corp. Of India, Ltd.	26,161	227,453
Dabur India, Ltd.	60,662	425,106
Divi's Laboratories, Ltd.	12,880	583,138
DLF, Ltd.	62,462	271,221
Dr Reddy's Laboratories, Ltd.	11,311	598,726
Eicher Motors, Ltd.	13,240	593,144
GAIL India, Ltd.	154,207	163,887
GAIL India, Ltd.	77,104	82,505
Godrej Consumer Products, Ltd. (a)	39,085	435,270
Godrej Properties, Ltd. (a)	11,898	172,791
Grasim Industries, Ltd.	25,908	530,491
Havells India, Ltd.	23,898	394,296
HCL Technologies, Ltd.	105,071	1,193,299
HDFC Life Insurance Co., Ltd. (b)	94,488	612,850
Hero MotoCorp, Ltd.	10,999	342,342
Hindalco Industries, Ltd.	130,772	619,881
Hindustan Petroleum Corp., Ltd.	65,918	174,150
Hindustan Unilever, Ltd.	79,922	2,635,770
Housing Development Finance Corp., Ltd.	167,721	4,679,335
ICICI Bank, Ltd.	500,824	5,258,278
ICICI Lombard General Insurance Co., Ltd. (b)	22,924	323,025
ICICI Prudential Life Insurance Co., Ltd. (b)	34,627	222,303
Indian Oil Corp., Ltd. (e)	263,859	215,810
Security Description	Shares	Value
Indian Railway Catering & Tourism Corp., Ltd.	22,697	$194,951
Indraprastha Gas, Ltd.	30,196	146,822
Indus Towers, Ltd.	69,325	167,343
Info Edge India, Ltd.	7,078	332,662
Infosys, Ltd.	327,690	5,617,356
InterGlobe Aviation, Ltd. (a)(b)	9,165	207,910
ITC, Ltd.	286,287	1,163,537
Jindal Steel & Power, Ltd.	41,024	213,812
JSW Steel, Ltd.	71,252	549,402
Jubilant Foodworks, Ltd.	40,080	303,854
Kotak Mahindra Bank, Ltd.	53,825	1,194,618
Larsen & Toubro Infotech, Ltd. (b)	5,070	274,652
Larsen & Toubro, Ltd.	66,758	1,507,082
Lupin, Ltd.	20,104	167,307
Mahindra & Mahindra, Ltd.	84,289	1,304,107
Marico, Ltd.	50,451	332,124
Maruti Suzuki India, Ltd.	11,703	1,263,299
Mindtree, Ltd.	5,404	207,057
Mphasis, Ltd.	7,865	199,445
MRF, Ltd.	177	176,784
Muthoot Finance, Ltd.	12,673	160,808
Nestle India, Ltd.	3,253	762,980
NTPC, Ltd.	373,805	730,064
Oil & Natural Gas Corp., Ltd.	242,769	376,063
Page Industries, Ltd.	590	365,756
Petronet LNG, Ltd.	77,809	190,249
PI Industries, Ltd.	7,266	266,245
Pidilite Industries, Ltd.	14,969	491,921
Piramal Pharma, Ltd. (a)	48,484	129,841
Power Grid Corp. of India, Ltd.	302,602	785,709
Reliance Industries, Ltd.	296,540	8,606,206
Samvardhana Motherson International, Ltd.	138,366	184,103
SBI Cards & Payment Services, Ltd.	22,730	253,559
SBI Life Insurance Co., Ltd. (b)	43,345	662,430
Shree Cement, Ltd.	1,022	262,783
Shriram Transport Finance Co., Ltd. (a)	18,190	265,992
Siemens, Ltd.	6,799	230,315
SRF, Ltd.	14,312	436,949
State Bank of India	172,758	1,118,790
Sun Pharmaceutical Industries, Ltd.	92,804	1,077,810
Tata Consultancy Services, Ltd.	88,961	3,260,322
Tata Consumer Products, Ltd.	54,546	536,247
Tata Elxsi, Ltd.	3,422	356,196
Tata Motors, Ltd. ADR (a)(c)	541	13,125
Tata Motors, Ltd. (a)	157,446	774,652
Tata Power Co., Ltd.	140,708	371,150
Tata Steel, Ltd.	707,534	854,189
Tech Mahindra, Ltd.	56,202	689,856
Titan Co., Ltd.	34,363	1,092,653
Torrent Pharmaceuticals, Ltd.	10,464	199,507

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Trent, Ltd.	18,301	$317,353
UltraTech Cement, Ltd.	9,739	744,965
United Spirits, Ltd. (a)	27,519	283,403
UPL, Ltd.	48,762	399,994
Vedanta, Ltd.	71,014	233,040
Wipro, Ltd. ADR	119	560
Wipro, Ltd.	132,542	635,991
Yes Bank, Ltd. (a)	1,068,372	204,309
Zomato, Ltd. (a)	242,014	183,136
		84,849,370
INDONESIA — 2.2%
Adaro Energy Indonesia Tbk PT	1,377,600	355,258
Adaro Minerals Indonesia Tbk PT (a)	723,700	85,080
Aneka Tambang Tbk	795,800	100,835
Astra International Tbk PT	1,955,200	846,111
Bank Central Asia Tbk PT	5,393,600	3,010,920
Bank Jago Tbk PT (a)	397,300	171,310
Bank Mandiri Persero Tbk PT	1,806,200	1,109,080
Bank Negara Indonesia Persero Tbk PT	731,700	427,970
Bank Rakyat Indonesia Persero Tbk PT	6,621,513	1,937,935
Barito Pacific Tbk PT	2,885,700	150,282
Charoen Pokphand Indonesia Tbk PT	713,400	264,699
Gudang Garam Tbk PT	45,800	68,932
Indah Kiat Pulp & Paper Tbk PT	280,100	165,489
Indofood CBP Sukses Makmur Tbk PT	237,400	134,789
Indofood Sukses Makmur Tbk PT	454,300	179,504
Kalbe Farma Tbk PT	2,013,000	241,446
Merdeka Copper Gold Tbk PT (a)	1,177,224	303,023
Sarana Menara Nusantara Tbk PT	2,195,100	177,457
Semen Indonesia Persero Tbk PT	302,700	148,028
Sumber Alfaria Trijaya Tbk PT	1,677,100	263,194
Telkom Indonesia Persero Tbk PT	4,800,600	1,399,114
Tower Bersama Infrastructure Tbk PT	482,700	89,437
Unilever Indonesia Tbk PT	728,900	230,559
United Tractors Tbk PT	163,400	350,843
Vale Indonesia Tbk PT (a)	220,300	91,833
		12,303,128
KUWAIT — 0.9%
Agility Public Warehousing Co. KSC	141,821	305,435
Boubyan Bank KSCP	127,752	315,310
Gulf Bank KSCP	158,824	153,656
Kuwait Finance House KSCP	494,895	1,342,271
Security Description	Shares	Value
Mabanee Co. KPSC	57,478	$159,859
Mobile Telecommunications Co. KSCP	212,541	401,191
National Bank of Kuwait SAKP	696,904	2,195,629
		4,873,351
LUXEMBOURG — 0.0% (f)
Reinet Investments SCA	13,151	195,320
MALAYSIA — 1.5%
AMMB Holdings Bhd	186,600	156,198
Axiata Group Bhd (a)	253,693	142,665
CIMB Group Holdings Bhd	656,397	723,743
Dialog Group Bhd	368,900	157,693
DiGi.Com Bhd	315,100	228,975
Genting Bhd	205,000	197,274
Genting Malaysia Bhd	281,500	168,687
HAP Seng Consolidated Bhd	62,400	82,239
Hartalega Holdings Bhd	169,200	60,337
Hong Leong Bank Bhd	62,400	275,418
Hong Leong Financial Group Bhd	21,200	84,100
IHH Healthcare Bhd	164,200	208,145
Inari Amertron Bhd	273,600	146,733
IOI Corp. Bhd	239,400	194,013
Kuala Lumpur Kepong Bhd	44,012	196,051
Malayan Banking Bhd	470,150	868,310
Malaysia Airports Holdings Bhd (a)	72,900	87,749
Maxis Bhd	222,000	167,470
MISC Bhd	127,200	185,002
MR DIY Group M Bhd (b)	217,850	92,131
Nestle Malaysia Bhd	6,700	188,559
Petronas Chemicals Group Bhd	229,300	412,368
Petronas Dagangan Bhd	30,500	131,682
Petronas Gas Bhd	78,800	279,379
PPB Group Bhd	61,020	211,866
Press Metal Aluminium Holdings Bhd	364,800	315,920
Public Bank Bhd	1,410,300	1,283,535
QL Resources Bhd	113,700	122,110
RHB Bank Bhd	145,791	174,193
Sime Darby Bhd	266,469	122,548
Sime Darby Plantation Bhd	193,236	169,910
Telekom Malaysia Bhd	117,900	138,694
Tenaga Nasional Bhd	249,200	432,037
Top Glove Corp. Bhd (a)	552,400	74,057
		8,479,791
MEXICO — 2.2%
Alfa SAB de CV Class A	271,200	172,910
America Movil SAB de CV Series L (c)	2,712,021	2,242,989
Arca Continental SAB de CV	41,600	300,029
Cemex SAB de CV Series CPO (a)	1,468,117	506,713
Coca-Cola Femsa SAB de CV	52,295	306,033

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Fibra Uno Administracion SA de CV REIT	288,358	$297,285
Fomento Economico Mexicano SAB de CV	188,280	1,181,882
Gruma SAB de CV Class B	21,050	201,942
Grupo Aeroportuario del Pacifico SAB de CV Class B	35,400	448,145
Grupo Aeroportuario del Sureste SAB de CV Class B	19,475	384,192
Grupo Bimbo SAB de CV Class A	127,815	451,127
Grupo Carso SAB de CV Series A1	41,500	152,234
Grupo Financiero Banorte SAB de CV Series O	251,703	1,618,811
Grupo Financiero Inbursa SAB de CV Series O (a)	216,726	344,045
Grupo Mexico SAB de CV Class B	301,136	1,020,186
Grupo Televisa SAB Series CPO	241,529	261,859
Industrias Penoles SAB de CV (c)	14,195	138,212
Kimberly-Clark de Mexico SAB de CV Class A (c)	144,589	193,504
Operadora De Sites Mexicanos SAB de CV Class A	138,000	114,888
Orbia Advance Corp. SAB de CV	95,610	160,622
Promotora y Operadora de Infraestructura SAB de CV	21,000	143,248
Sitios Latinoamerica SAB de CV (a)(c)	135,601	60,627
Wal-Mart de Mexico SAB de CV	508,394	1,790,852
		12,492,335
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (c)	22,300	150,079
Credicorp, Ltd.	7,000	859,600
Southern Copper Corp.	8,167	366,208
		1,375,887
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	162,700	148,587
ACEN Corp.	782,895	74,518
Ayala Corp.	24,045	251,236
Ayala Land, Inc.	741,800	287,998
Bank of the Philippine Islands	179,929	274,056
BDO Unibank, Inc.	193,799	367,171
Converge Information & Communications Technology Solutions, Inc. (a)	251,800	55,976
Globe Telecom, Inc.	2,445	84,446
GT Capital Holdings, Inc.	8,082	57,187
International Container Terminal Services, Inc.	99,660	265,781
Security Description	Shares	Value
JG Summit Holdings, Inc.	288,120	$205,988
Jollibee Foods Corp.	45,670	178,180
Manila Electric Co.	23,090	103,402
Metro Pacific Investments Corp.	1,044,000	59,280
Metropolitan Bank & Trust Co.	165,807	136,751
Monde Nissin Corp. (b)	625,800	129,757
PLDT, Inc.	8,381	215,271
SM Investments Corp.	23,550	290,050
SM Prime Holdings, Inc.	1,123,000	575,485
Universal Robina Corp.	81,020	157,240
		3,918,360
POLAND — 0.5%
Allegro.eu SA (a)(b)	33,945	146,556
Bank Polska Kasa Opieki SA	18,384	224,080
CD Projekt SA	6,252	125,652
Cyfrowy Polsat SA	24,124	77,861
Dino Polska SA (a)(b)	4,896	297,630
KGHM Polska Miedz SA	13,154	230,548
LPP SA	107	167,523
mBank SA (a)	1,611	64,842
Orange Polska SA	69,781	72,764
PGE Polska Grupa Energetyczna SA (a)	89,629	113,162
Polski Koncern Naftowy ORLEN SA	39,909	429,972
Polskie Gornictwo Naftowe i Gazownictwo SA (a)	164,461	161,706
Powszechna Kasa Oszczednosci Bank Polski SA	84,641	371,088
Powszechny Zaklad Ubezpieczen SA	58,266	271,312
Santander Bank Polska SA	3,284	129,967
		2,884,663
QATAR — 1.2%
Barwa Real Estate Co.	196,336	184,389
Commercial Bank PQSC	311,207	599,134
Industries Qatar QSC	145,586	672,067
Masraf Al Rayan QSC	541,219	608,657
Mesaieed Petrochemical Holding Co.	438,059	280,315
Ooredoo QSC	74,556	181,697
Qatar Electricity & Water Co. QSC	41,881	201,484
Qatar Fuel QSC	46,982	241,622
Qatar Gas Transport Co., Ltd.	241,249	270,613
Qatar International Islamic Bank QSC	70,674	210,484
Qatar Islamic Bank SAQ	159,960	1,079,715
Qatar National Bank QPSC	448,662	2,441,904
		6,972,081
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	45,254	202,946

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
RUSSIA — 0.0%
Alrosa PJSC (a)(d)	308,085	$—
Gazprom PJSC (d)	1,420,638	—
Inter RAO UES PJSC (d)	4,533,728	—
LUKOIL PJSC (a)(d)	49,922	—
Magnit PJSC (d)	9,440	—
MMC Norilsk Nickel PJSC (d)	7,572	—
Mobile TeleSystems PJSC ADR (d)	48,094	—
Mobile TeleSystems PJSC (d)	13,301	—
Moscow Exchange MICEX (a)(d)	172,751	—
Novatek PJSC GDR (d)	1,745	—
Novatek PJSC (d)	91,850	—
Novolipetsk Steel PJSC (a)(d)	181,543	—
Novolipetskiy Steel PJSC	9,330	—
Ozon Holdings PLC ADR (a)(c)(d)(e)	6,064	—
Ozon Holdings PLC ADR (a)(d)(e)	1,150	—
PhosAgro PJSC (a)(d)(e)	106	—
PhosAgro PJSC GDR (d)(e)	16,519	—
Polymetal International PLC (a)(d)	1,547	—
Polyus PJSC (a)(d)	4,021	—
Rosneft Oil Co. PJSC (d)	140,958	—
Sberbank of Russia PJSC (a)(d)	1,296,064	—
Severstal PJSC (a)(d)	25,372	—
Surgutneftegas PJSC (d)	874,000	—
Tatneft PJSC (d)	170,112	—
TCS Group Holding PLC GDR (a)(d)	14,424	—
United Co. RUSAL International PJSC (a)(d)	365,310	—
VK Co., Ltd. GDR (a)(d)	12,460	—
VTB Bank PJSC (a)(d)	380,650,000	—
X5 Retail Group NV GDR (d)	14,639	—
Yandex NV Class A (a)(d)	36,719	—
		—
SAUDI ARABIA — 4.6%
ACWA Power Co.	7,628	339,717
Advanced Petrochemical Co.	11,678	138,077
Al Rajhi Bank (a)	190,700	4,082,542
Alinma Bank	94,626	905,160
Almarai Co. JSC	25,020	352,066
Arab National Bank	59,090	480,663
Bank AlBilad (a)	48,368	606,440
Bank Al-Jazira	38,674	230,070
Banque Saudi Fransi	57,432	634,451
Bupa Arabia for Cooperative Insurance Co.	5,793	258,087
Dar Al Arkan Real Estate Development Co. (a)	49,524	208,653
Dr Sulaiman Al Habib Medical Services Group Co.	8,459	465,691
Security Description	Shares	Value
Elm Co.	2,230	$186,464
Emaar Economic City (a)	41,013	106,606
Etihad Etisalat Co.	36,337	342,442
Jarir Marketing Co.	5,687	251,284
Mobile Telecommunications Co. (a)	45,090	136,364
Mouwasat Medical Services Co.	4,739	248,426
National Industrialization Co. (a)	34,395	122,835
Rabigh Refining & Petrochemical Co. (a)	40,799	148,941
Riyad Bank	130,554	1,095,952
SABIC Agri-Nutrients Co.	20,673	858,748
Sahara International Petrochemical Co.	35,385	386,924
Saudi Arabian Mining Co. (a)	83,478	1,526,288
Saudi Arabian Oil Co. (b)	235,019	2,237,377
Saudi Basic Industries Corp.	87,383	2,044,925
Saudi British Bank	89,289	923,283
Saudi Electricity Co.	80,704	522,465
Saudi Industrial Investment Group	35,881	215,770
Saudi Investment Bank	46,833	211,461
Saudi Kayan Petrochemical Co. (a)	70,420	253,134
Saudi National Bank	213,421	3,561,031
Saudi Research & Media Group (a)	3,342	167,886
Saudi Tadawul Group Holding Co.	3,623	192,585
Saudi Telecom Co.	145,415	1,513,824
Savola Group	25,245	188,994
Yanbu National Petrochemical Co.	23,953	291,786
		26,437,412
SINGAPORE — 0.0% (f)
BOC Aviation, Ltd. (b)	21,400	151,282
SOUTH AFRICA — 3.2%
Absa Group, Ltd. (c)	81,799	800,231
African Rainbow Minerals, Ltd. (c)	10,343	140,719
Anglo American Platinum, Ltd.	5,115	365,352
Aspen Pharmacare Holdings, Ltd. (c)	36,012	268,041
Bid Corp., Ltd. (c)	33,311	516,777
Bidvest Group, Ltd. (c)	28,337	309,882
Capitec Bank Holdings, Ltd.	8,396	724,425
Clicks Group, Ltd.	23,545	373,969
Discovery, Ltd. (a)(c)	48,360	281,166
Exxaro Resources, Ltd. (c)	23,410	261,836
FirstRand, Ltd.	489,739	1,646,473
Foschini Group, Ltd.	31,916	208,908
Gold Fields, Ltd.	86,661	703,928
Growthpoint Properties, Ltd. REIT	328,286	215,356

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Harmony Gold Mining Co., Ltd.	58,715	$139,376
Impala Platinum Holdings, Ltd. (c)	81,934	767,195
Kumba Iron Ore, Ltd.	6,078	129,848
Mr. Price Group, Ltd.	24,563	235,674
MTN Group, Ltd.	164,081	1,090,285
MultiChoice Group	37,356	240,359
Naspers, Ltd. Class N	21,167	2,643,830
Nedbank Group, Ltd.	44,382	493,246
Northam Platinum Holdings, Ltd. (a)	33,757	294,567
Old Mutual, Ltd. (c)	470,787	254,788
Pepkor Holdings, Ltd. (b)	161,167	186,253
Remgro, Ltd.	52,079	384,670
Sanlam, Ltd.	172,685	491,911
Sasol, Ltd.	54,694	861,576
Shoprite Holdings, Ltd. (c)	48,757	586,226
Sibanye Stillwater, Ltd. (c)	271,790	628,326
SPAR Group, Ltd.	17,721	141,354
Standard Bank Group, Ltd.	129,828	1,032,883
Vodacom Group, Ltd.	63,563	430,115
Woolworths Holdings, Ltd.	100,085	338,693
		18,188,238
SOUTH KOREA — 10.3%
Alteogen, Inc. (a)	2,627	82,228
Amorepacific Corp.	2,918	205,746
AMOREPACIFIC Group	2,949	54,796
BGF retail Co., Ltd.	783	90,094
Celltrion Healthcare Co., Ltd.	8,288	388,350
Celltrion Pharm, Inc. (a)	1,649	72,987
Celltrion, Inc.	9,534	1,157,107
Cheil Worldwide, Inc.	6,731	106,105
CJ CheilJedang Corp.	801	228,523
CJ Corp.	1,359	65,526
CJ ENM Co., Ltd.	1,095	57,632
CJ Logistics Corp. (a)	821	51,502
Coway Co., Ltd.	5,301	198,238
DB Insurance Co., Ltd.	4,608	176,537
Doosan Bobcat, Inc.	5,125	100,851
Doosan Enerbility Co., Ltd. (a)	39,248	385,537
Ecopro BM Co., Ltd.	4,674	282,761
E-MART, Inc.	2,161	125,623
F&F Co., Ltd.	1,597	151,465
Green Cross Corp.	489	41,899
GS Engineering & Construction Corp.	6,789	105,867
GS Holdings Corp.	4,644	134,445
Hana Financial Group, Inc.	29,192	716,809
Hankook Tire & Technology Co., Ltd.	7,029	171,567
Hanmi Pharm Co., Ltd.	696	110,504
Hanon Systems	19,408	111,841
Hanwha Solutions Corp. (a)	11,474	373,754
HD Hyundai Co., Ltd.	4,487	168,195
HLB, Inc. (a)	9,209	272,441
HMM Co., Ltd.	26,005	332,034
Security Description	Shares	Value
Hotel Shilla Co., Ltd.	2,893	$143,885
HYBE Co., Ltd. (a)	1,732	160,963
Hyundai Engineering & Construction Co., Ltd.	7,524	195,138
Hyundai Glovis Co., Ltd.	1,802	202,812
Hyundai Heavy Industries Co., Ltd. (a)	1,774	140,991
Hyundai Mobis Co., Ltd.	5,933	783,177
Hyundai Motor Co.	13,475	1,644,469
Hyundai Motor Co. Preference Shares (e)	3,522	204,766
Hyundai Motor Co. Preference Shares (e)	2,380	139,142
Hyundai Steel Co.	8,331	161,827
Iljin Materials Co., Ltd.	2,388	83,487
Industrial Bank of Korea	24,620	162,814
Kakao Corp.	30,106	1,184,654
Kakao Games Corp. (a)	3,480	102,111
KakaoBank Corp. (a)	11,895	164,778
Kangwon Land, Inc. (a)	9,107	148,685
KB Financial Group, Inc.	37,933	1,145,520
Kia Corp.	25,528	1,270,579
Korea Aerospace Industries, Ltd.	7,069	238,241
Korea Electric Power Corp. (a)	24,794	345,409
Korea Investment Holdings Co., Ltd.	3,953	129,888
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	4,061	204,996
Korea Zinc Co., Ltd.	851	351,859
Korean Air Lines Co., Ltd. (a)	16,984	259,162
Krafton, Inc. (a)	2,371	343,729
KT&G Corp.	10,667	644,073
Kumho Petrochemical Co., Ltd.	1,713	137,147
L&F Co., Ltd. (a)	2,354	286,255
LG Chem, Ltd.	4,797	1,771,222
LG Chem, Ltd. Preference Shares	768	133,754
LG Corp.	9,145	469,090
LG Display Co., Ltd.	23,098	191,422
LG Electronics, Inc.	10,338	560,996
LG Energy Solution, Ltd. (a)	2,254	664,610
LG H&H Co., Ltd.	907	397,555
LG H&H Co., Ltd. Preference Shares	169	38,719
LG Innotek Co., Ltd.	1,389	261,806
LG Uplus Corp.	20,291	151,732
Lotte Chemical Corp.	1,644	163,851
Lotte Shopping Co., Ltd.	1,062	63,694
Meritz Financial Group, Inc.	3,695	53,303
Meritz Fire & Marine Insurance Co., Ltd.	4,015	82,190
Meritz Securities Co., Ltd.	22,751	57,880
Mirae Asset Securities Co., Ltd.	28,898	119,628
NAVER Corp.	12,737	1,696,775
NCSoft Corp.	1,620	387,498
Netmarble Corp. (b)	2,190	77,641

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
NH Investment & Securities Co., Ltd.	13,998	$87,378
Orion Corp/Republic of Korea	2,249	160,836
Pan Ocean Co., Ltd.	25,577	79,712
Pearl Abyss Corp. (a)	3,113	100,211
POSCO Chemtech Co., Ltd.	2,583	267,218
POSCO Holdings, Inc.	7,597	1,108,157
S-1 Corp.	1,526	61,466
Samsung Biologics Co., Ltd. (a)(b)	1,719	962,244
Samsung C&T Corp.	8,085	579,354
Samsung Electro-Mechanics Co., Ltd.	5,433	419,180
Samsung Electronics Co., Ltd. Preference Shares	79,983	2,598,078
Samsung Electronics Co., Ltd.	465,435	17,090,420
Samsung Engineering Co., Ltd. (a)	14,621	230,161
Samsung Fire & Marine Insurance Co., Ltd.	3,034	388,043
Samsung Heavy Industries Co., Ltd. (a)	58,838	216,780
Samsung Life Insurance Co., Ltd.	8,042	348,335
Samsung SDI Co., Ltd.	5,343	2,009,735
Samsung SDS Co., Ltd.	3,403	271,011
Samsung Securities Co., Ltd.	6,571	139,881
SD Biosensor, Inc.	3,768	69,462
Seegene, Inc.	3,523	65,343
Shinhan Financial Group Co., Ltd.	44,667	1,037,576
SK Biopharmaceuticals Co., Ltd. (a)	3,238	127,572
SK Bioscience Co., Ltd. (a)	2,195	121,504
SK Chemicals Co., Ltd.	1,204	75,778
SK Hynix, Inc.	53,090	3,036,758
SK IE Technology Co., Ltd. (a)(b)	2,658	96,015
SK Innovation Co., Ltd. (a)	5,333	528,488
SK Square Co., Ltd. (a)	9,880	246,541
SK, Inc.	3,596	477,449
SKC Co., Ltd.	2,112	122,007
S-Oil Corp.	4,517	255,512
Woori Financial Group, Inc.	52,168	387,148
Yuhan Corp.	4,933	186,032
		58,796,272
TAIWAN — 13.3%
Accton Technology Corp.	49,000	417,945
Acer, Inc.	277,000	190,712
Advantech Co., Ltd.	41,002	377,689
ASE Technology Holding Co., Ltd.	315,307	783,884
Asia Cement Corp.	230,000	284,770
ASMedia Technology, Inc.	3,000	62,078
Asustek Computer, Inc.	69,000	505,970
AUO Corp. (a)	789,000	361,079
Security Description	Shares	Value
Catcher Technology Co., Ltd.	62,000	$335,737
Cathay Financial Holding Co., Ltd.	764,087	957,656
Chailease Holding Co., Ltd.	132,061	754,347
Chang Hwa Commercial Bank, Ltd.	455,927	245,608
Cheng Shin Rubber Industry Co., Ltd.	170,000	190,488
China Airlines, Ltd.	287,000	176,477
China Development Financial Holding Corp.	1,501,826	564,760
China Steel Corp.	1,141,000	956,532
Chunghwa Telecom Co., Ltd.	368,000	1,317,122
Compal Electronics, Inc.	408,000	278,209
CTBC Financial Holding Co., Ltd.	1,698,040	1,056,355
Delta Electronics, Inc.	189,000	1,501,250
E Ink Holdings, Inc.	83,000	547,961
E.Sun Financial Holding Co., Ltd.	1,240,576	1,003,791
Eclat Textile Co., Ltd.	18,550	227,753
eMemory Technology, Inc.	6,000	212,378
Eva Airways Corp.	242,000	213,943
Evergreen Marine Corp. Taiwan, Ltd. (a)	101,300	461,869
Far Eastern New Century Corp.	314,000	318,803
Far EasTone Telecommunications Co., Ltd.	157,000	357,228
Feng TAY Enterprise Co., Ltd.	41,361	204,586
First Financial Holding Co., Ltd.	1,021,133	833,601
Formosa Chemicals & Fibre Corp.	342,000	741,809
Formosa Petrochemical Corp.	112,000	291,099
Formosa Plastics Corp.	400,000	1,088,787
Fubon Financial Holding Co., Ltd.	720,147	1,126,178
Giant Manufacturing Co., Ltd.	29,000	186,699
Globalwafers Co., Ltd.	21,000	239,535
Hon Hai Precision Industry Co., Ltd.	1,213,800	3,886,730
Hotai Motor Co., Ltd.	29,000	519,869
Hua Nan Financial Holdings Co., Ltd.	860,251	600,161
Innolux Corp. (a)	966,000	314,664
Inventec Corp.	260,000	186,907
Largan Precision Co., Ltd.	10,000	524,209
Lite-On Technology Corp.	190,958	382,998
MediaTek, Inc.	148,000	2,553,948
Mega Financial Holding Co., Ltd.	1,078,975	1,055,656
Micro-Star International Co., Ltd.	65,000	218,798
momo.com, Inc.	6,000	100,129
Nan Ya Plastics Corp.	460,000	965,269

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Nan Ya Printed Circuit Board Corp.	21,000	$123,437
Nanya Technology Corp.	118,000	180,831
Nien Made Enterprise Co., Ltd.	18,000	142,099
Novatek Microelectronics Corp.	56,000	383,271
Pegatron Corp.	193,000	354,233
Pou Chen Corp.	222,000	198,440
Powerchip Semiconductor Manufacturing Corp.	299,000	267,217
President Chain Store Corp.	56,000	496,880
Quanta Computer, Inc.	263,000	636,638
Realtek Semiconductor Corp.	46,000	388,336
Ruentex Development Co., Ltd.	111,064	178,528
Shanghai Commercial & Savings Bank, Ltd.	355,736	549,179
Shin Kong Financial Holding Co., Ltd.	1,308,741	336,858
SinoPac Financial Holdings Co., Ltd.	992,281	538,404
Synnex Technology International Corp.	128,700	213,198
Taishin Financial Holding Co., Ltd.	1,064,573	457,660
Taiwan Cement Corp.	589,655	627,991
Taiwan Cooperative Financial Holding Co., Ltd.	945,639	778,575
Taiwan High Speed Rail Corp.	203,000	181,815
Taiwan Mobile Co., Ltd.	167,000	502,618
Taiwan Semiconductor Manufacturing Co., Ltd.	2,401,000	31,826,194
Unimicron Technology Corp.	122,000	446,606
Uni-President Enterprises Corp.	467,000	987,608
United Microelectronics Corp. (a)	1,149,000	1,285,842
Vanguard International Semiconductor Corp.	93,000	188,409
Voltronic Power Technology Corp.	6,000	263,883
Walsin Lihwa Corp.	244,115	308,327
Wan Hai Lines, Ltd.	66,470	138,659
Win Semiconductors Corp.	32,000	122,960
Winbond Electronics Corp.	286,000	176,599
Wiwynn Corp.	9,000	227,432
WPG Holdings, Ltd.	149,880	218,895
Yageo Corp. (a)	42,556	359,215
Yang Ming Marine Transport Corp.	169,000	324,684
Yuanta Financial Holding Co., Ltd.	969,848	594,774
Zhen Ding Technology Holding, Ltd.	67,000	222,157
		75,912,478
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	40,496	557,133
Security Description	Shares	Value
THAILAND — 2.1%
Advanced Info Service PCL	115,500	$597,097
Airports of Thailand PCL (a)	413,500	794,771
Asset World Corp. PCL	824,900	126,840
B Grimm Power PCL	85,100	76,143
Bangkok Commercial Asset Management PCL	176,800	75,932
Bangkok Dusit Medical Services PCL NVDR	76,800	59,871
Bangkok Dusit Medical Services PCL Class F	919,400	719,043
Bangkok Expressway & Metro PCL	790,499	192,805
Berli Jucker PCL	124,500	108,096
BTS Group Holdings PCL	816,384	179,639
Bumrungrad Hospital PCL	56,700	341,222
Carabao Group PCL Class F	28,300	63,960
Central Pattana PCL	197,300	341,300
Central Retail Corp. PCL	187,058	195,885
Charoen Pokphand Foods PCL	374,500	248,210
CP ALL PCL	563,600	840,469
Delta Electronics Thailand PCL	30,100	521,882
Electricity Generating PCL (c)	25,000	109,358
Energy Absolute PCL	161,435	377,695
Energy Absolute PCL NVDR	5,500	12,818
Global Power Synergy PCL Class F	74,154	125,327
Gulf Energy Development PCL	287,260	399,818
Home Product Center PCL	562,700	201,391
Indorama Ventures PCL	175,300	181,249
Intouch Holdings PCL Class F	106,900	206,176
JMT Network Services PCL Class F	59,100	106,935
Kasikornbank PCL	59,900	228,674
Krung Thai Bank PCL	357,400	158,234
Krungthai Card PCL	92,600	141,159
Land & Houses PCL	792,453	186,979
Minor International PCL (a)	311,995	219,191
Muangthai Capital PCL	67,400	64,773
Osotspa PCL	143,000	103,307
PTT Exploration & Production PCL	137,700	585,919
PTT Global Chemical PCL	217,900	239,736
PTT Oil & Retail Business PCL	285,400	194,832
PTT PCL	966,000	870,732
Ratch Group PCL	105,800	115,000
SCB X PCL	82,000	226,087
SCG Packaging PCL	122,100	168,324
Siam Cement PCL	75,854	655,578
Srisawad Corp. PCL	70,500	80,368
Thai Oil PCL (a)	103,440	140,543
Thai Union Group PCL Class F	299,000	148,232
True Corp. PCL	1,195,437	160,047
		11,891,647
TURKEY — 0.4%
Akbank T.A.S.	308,384	187,807

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Aselsan Elektronik Sanayi Ve Ticaret A/S	63,113	$99,302
BIM Birlesik Magazalar A/S	43,339	270,481
Eregli Demir ve Celik Fabrikalari TAS	143,128	222,601
Ford Otomotiv Sanayi A/S	6,642	116,703
Haci Omer Sabanci Holding A/S	94,102	130,204
KOC Holding A/S	70,879	172,078
Turk Hava Yollari AO (a)	53,435	202,366
Turkcell Iletisim Hizmetleri A/S	126,195	133,761
Turkiye Is Bankasi A/S Class C	357,794	143,717
Turkiye Petrol Rafinerileri AS (a)	11,686	181,402
Turkiye Sise ve Cam Fabrikalari A/S	128,487	176,181
		2,036,603
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	270,138	662,616
Abu Dhabi Islamic Bank PJSC	139,759	343,924
Abu Dhabi National Oil Co. for Distribution PJSC	312,665	377,947
Aldar Properties PJSC	372,726	425,494
Dubai Islamic Bank PJSC	279,884	454,073
Emaar Properties PJSC	388,541	609,679
Emirates NBD Bank PJSC	183,942	643,198
Emirates Telecommunications Group Co. PJSC	337,868	2,147,520
First Abu Dhabi Bank PJSC	429,095	2,081,338
		7,745,789
UNITED STATES — 0.1%
JBS SA	73,900	343,209
Legend Biotech Corp. ADR (a)	5,000	204,000
Parade Technologies, Ltd.	8,000	147,004
		694,213
TOTAL COMMON STOCKS (Cost $549,578,222)		540,516,456

PREFERRED STOCKS — 0.0% (f)
RUSSIA — 0.0%
Surgutneftegas PJSC, (d) (Cost: $464,775)	807,200	—
RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Localiza Rent a Car SA (expiring 10/31/22) (a)	218	443
PHILIPPINES — 0.0% (f)
Globe Telecom, Inc. (expiring 10/07/22) (a)	184	1,099
TOTAL RIGHTS (Cost $0)		1,542
Security Description	Shares	Value
WARRANTS — 2.8%
CHINA — 1.2%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (a)	5,200	$6,566,560
SWITZERLAND — 1.6%
UBS AG (expiring 06/04/27) (a)	4,202	5,082,567
UBS AG (expiring 11/26/27) (a)	3,600	4,241,574
		9,324,141
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 8/29/25) (a)	3,196	322
TOTAL WARRANTS (Cost $15,894,439)		15,891,023
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (g)(h)	10,385,820	10,387,897
State Street Navigator Securities Lending Portfolio II (i)(j)	4,850,058	4,850,058
TOTAL SHORT-TERM INVESTMENTS (Cost $15,236,178)		15,237,955
TOTAL INVESTMENTS — 100.0% (Cost $581,173,614)		571,646,976
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(252,808)
NET ASSETS — 100.0%		$571,394,168
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.3% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $183,280, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	414	12/16/2022	$20,137,227	$18,040,050	$(2,097,177)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$72,032,560	$468,300,616	$183,280	$540,516,456
Preferred Stocks	—	—	0(a)	0
Rights	443	1,099	—	1,542
Warrants	322	15,890,701	—	15,891,023
Short-Term Investments	15,237,955	—	—	15,237,955
TOTAL INVESTMENTS	$87,271,280	$484,192,416	$183,280	$571,646,976
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(2,097,177)	—	—	(2,097,177)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,097,177)	$—	$—	$(2,097,177)
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of September 30, 2022

Description	% of Net Assets
Financials	24.3%
Information Technology	17.3
Consumer Discretionary	13.4
Communication Services	9.4
Materials	8.2
TOTAL	72.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,402,985	$31,406,126	$179,384,927	$200,406,244	$(499)	$3,587	10,385,820	$10,387,897	$139,022
State Street Navigator Securities Lending Portfolio II	3,735,580	3,735,580	41,098,863	39,984,385	—	—	4,850,058	4,850,058	18,356
Total		$35,141,706	$220,483,790	$240,390,629	$(499)	$3,587		$15,237,955	$157,378
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
September 30, 2022 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 92.6%
UNITED STATES — 92.6%
State Street International Developed Equity Portfolio, (a) (Cost: $3,198,221,739)		$3,441,835,890
SHORT-TERM INVESTMENT — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (b)(c) (Cost $113,993,914)	113,998,146	114,020,946
TOTAL INVESTMENTS — 95.7% (Cost $3,312,215,653)		3,555,856,836
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.3%		159,799,939
NET ASSETS — 100.0%		$3,715,656,775

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.
At September 30, 2022, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD414,427,809	CHF407,900,571	10/04/2022	$—
Bank of Montreal	USD4,582,951	EUR4,548,000	10/04/2022	(127,504)
Bank of Montreal	USD442,666,844	JPY64,073,812,305	10/04/2022	—
Bank of Montreal	GBP5,140,000	USD5,984,625	10/04/2022	246,846
Bank of Montreal	GBP269,300,273	USD313,543,615	10/04/2022	12,923,876
Bank of Montreal	EUR617,944,657	USD622,676,259	10/04/2022	17,306,939
Bank of Montreal	USD49,849,016	EUR50,781,000	11/02/2022	(2,457)
Bank of Montreal	USD19,048,312	GBP17,052,000	11/02/2022	(1,264)
Bank of Montreal	CHF407,900,571	USD415,457,748	11/02/2022	(28,565)
Bank of Montreal	JPY64,073,812,305	USD443,842,800	11/02/2022	(13,605)
Barclays Capital PLC	USD311,895,077	AUD485,100,050	10/04/2022	(21)
Barclays Capital PLC	USD107,128,232	DKK813,092,566	10/04/2022	—
Barclays Capital PLC	USD1,376,778	GBP1,193,000	10/04/2022	(45,032)
Barclays Capital PLC	USD32,365,645	NOK352,696,520	10/04/2022	—
Barclays Capital PLC	USD6,866,754	NZD12,139,581	10/04/2022	(1)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD452,343	SEK4,885,000	10/04/2022	$(12,154)
Barclays Capital PLC	USD52,449,857	SGD75,260,299	10/04/2022	—
Barclays Capital PLC	USD119,945,354	HKD941,559,035	10/06/2022	3,132
Barclays Capital PLC	USD22,940,969	ILS81,602,174	10/06/2022	—
Barclays Capital PLC	SGD75,260,299	USD52,461,373	11/02/2022	(2,350)
Barclays Capital PLC	AUD485,100,050	USD311,973,663	11/02/2022	(17,289)
Barclays Capital PLC	HKD941,559,035	USD120,016,448	11/02/2022	(5,592)
Barclays Capital PLC	ILS81,602,174	USD22,982,320	11/02/2022	(11,745)
Barclays Capital PLC	DKK813,092,566	USD107,334,702	11/02/2022	(10,794)
Barclays Capital PLC	NOK352,696,520	USD32,365,645	11/02/2022	(6,298)
Barclays Capital PLC	NZD12,139,581	USD6,866,997	11/02/2022	(283)
Citibank N.A.	USD595,852,673	EUR608,230,157	10/04/2022	(161)
Citibank N.A.	USD299,821,741	GBP268,585,274	10/04/2022	(155)
Citibank N.A.	GBP269,300,274	USD313,539,576	10/04/2022	12,919,836
Citibank N.A.	EUR617,944,657	USD622,665,754	10/04/2022	17,296,434
Citibank N.A.	GBP268,585,274	USD299,996,859	11/02/2022	(12,328)
Citibank N.A.	EUR608,230,157	USD597,023,516	11/02/2022	(14,364)
HSBC Bank USA	USD2,692,007	EUR2,703,000	10/04/2022	(44,014)
HSBC Bank USA	USD595,852,673	EUR608,230,157	10/04/2022	(161)
HSBC Bank USA	USD1,599,461	GBP1,471,000	10/04/2022	42,615
HSBC Bank USA	USD299,821,740	GBP268,585,273	10/04/2022	(155)
HSBC Bank USA	AUD473,324,050	USD324,639,713	10/04/2022	20,316,035
HSBC Bank USA	SGD73,320,299	USD52,562,369	10/04/2022	1,464,523
HSBC Bank USA	NOK332,560,520	USD33,528,640	10/04/2022	3,010,801
HSBC Bank USA	NZD12,139,581	USD7,441,721	10/04/2022	574,968
HSBC Bank USA	DKK846,107,566	USD114,620,765	10/04/2022	3,142,674
HSBC Bank USA	HKD980,900,035	USD125,061,362	10/06/2022	101,089
HSBC Bank USA	ILS74,138,174	USD22,322,035	10/06/2022	1,479,434
HSBC Bank USA	EUR608,230,157	USD597,023,516	11/02/2022	(14,364)
HSBC Bank USA	GBP268,585,273	USD300,011,093	11/02/2022	1,907
JP Morgan Chase Bank, N.A.	USD1,097,338	AUD1,629,000	10/04/2022	(49,973)
JP Morgan Chase Bank, N.A.	USD4,045,855	DKK29,860,000	10/04/2022	(111,679)
JP Morgan Chase Bank, N.A.	USD2,436,071	JPY351,069,000	10/04/2022	(10,640)
JP Morgan Chase Bank, N.A.	USD516,455	SEK5,690,000	10/04/2022	(3,727)
JP Morgan Chase Bank, N.A.	NOK20,136,000	USD2,030,003	10/04/2022	182,197
JP Morgan Chase Bank, N.A.	ILS7,464,000	USD2,247,374	10/06/2022	149,006
JP Morgan Chase Bank, N.A.	USD10,571,673	CHF10,378,000	11/02/2022	(673)
JP Morgan Chase Bank, N.A.	USD7,485,273	DKK56,690,000	11/02/2022	(988)
JP Morgan Chase Bank, N.A.	USD610,390	ILS2,166,000	11/02/2022	(49)
JP Morgan Chase Bank, N.A.	USD2,952,260	NOK32,159,000	11/02/2022	(574)
JP Morgan Chase Bank, N.A.	USD3,330,168	SEK36,905,000	11/02/2022	(381)
Morgan Stanley Bank, N.A.	USD4,054,173	EUR4,086,000	10/04/2022	(51,324)
Morgan Stanley Bank, N.A.	USD3,241,618	EUR3,332,000	10/04/2022	22,575
Morgan Stanley Bank, N.A.	CHF414,926,571	USD426,199,549	10/04/2022	4,633,310
Morgan Stanley Bank, N.A.	JPY62,404,717,305	USD451,298,958	10/04/2022	20,163,393
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Royal Bank of Canada	USD2,092,607	CHF2,037,000	10/04/2022	$(23,011)
Royal Bank of Canada	USD3,019,724	JPY430,529,000	10/04/2022	(45,328)
Societe Generale	USD1,654,107	CHF1,596,000	10/04/2022	(32,568)
Societe Generale	USD3,482,324	JPY501,534,000	10/04/2022	(17,375)
Standard Chartered Bank	USD1,264,015	AUD1,898,000	10/04/2022	(43,696)
Standard Chartered Bank	USD865,389	AUD1,328,000	10/04/2022	(11,551)
Standard Chartered Bank	USD1,143,387	CHF1,117,000	10/04/2022	(8,512)
Standard Chartered Bank	USD4,704,326	EUR4,760,000	10/04/2022	(41,193)
Standard Chartered Bank	USD2,080,155	GBP1,804,000	10/04/2022	(66,351)
Standard Chartered Bank	USD2,381,572	GBP2,102,000	10/04/2022	(35,110)
UBS AG	USD730,576	AUD1,078,000	10/04/2022	(37,476)
UBS AG	USD923,934	CHF906,000	10/04/2022	(3,436)
UBS AG	USD1,393,908	CHF1,370,000	10/04/2022	(1,986)
UBS AG	USD419,277	DKK3,155,000	10/04/2022	(3,593)
UBS AG	USD2,038,425	JPY284,813,000	10/04/2022	(70,737)
UBS AG	USD465,603	HKD3,654,000	10/06/2022	(107)
Westpac Banking Corp.	USD442,666,844	JPY64,073,812,305	10/04/2022	—
Westpac Banking Corp.	USD131,550,397	SEK1,459,880,531	10/04/2022	—
Westpac Banking Corp.	JPY4,906,135,000	USD35,481,896	10/04/2022	1,586,874
Westpac Banking Corp.	SGD1,940,000	USD1,390,790	10/04/2022	38,779
Westpac Banking Corp.	AUD17,709,000	USD12,146,160	10/04/2022	760,160
Westpac Banking Corp.	SEK1,470,455,531	USD138,500,749	10/04/2022	5,997,435
Westpac Banking Corp.	JPY62,404,717,305	USD451,308,097	10/04/2022	20,172,532
Westpac Banking Corp.	USD4,550,116	HKD35,687,000	10/06/2022	(3,825)
Westpac Banking Corp.	USD10,735,810	AUD16,692,000	11/02/2022	(390)
Westpac Banking Corp.	USD10,076,381	HKD79,043,000	11/02/2022	(643)
Westpac Banking Corp.	USD19,966,076	JPY2,882,167,000	11/02/2022	(536)
Westpac Banking Corp.	USD672,029	SGD964,000	11/02/2022	(27)
Westpac Banking Corp.	JPY64,073,812,305	USD443,845,874	11/02/2022	(10,531)
Westpac Banking Corp.	SEK1,459,880,531	USD131,708,245	11/02/2022	(10,794)
Total				$143,467,930

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	2,975	12/16/2022	$262,957,028	$247,014,250	$(15,942,778)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,441,835,890	$—	$—	$3,441,835,890
Short-Term Investment	114,020,946	—	—	114,020,946
TOTAL INVESTMENTS	$3,555,856,836	$—	$—	$3,555,856,836
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	144,537,370	—	144,537,370
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	(1,069,440)	—	(1,069,440)
Futures Contracts(b)	(15,942,778)	—	—	(15,942,778)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(15,942,778)	$(1,069,440)	$—	$(17,012,218)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	180,990,689	$181,008,788	$720,019,020	$786,978,034	$(61,962)	$33,134	113,998,146	$114,020,946	$1,358,215
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 8.7%
Ampol, Ltd.	61,856	$1,150,043
APA Group Stapled Security	332,096	2,053,909
Aristocrat Leisure, Ltd.	171,090	3,626,317
ASX, Ltd.	55,692	2,576,350
Aurizon Holdings, Ltd.	511,873	1,137,924
Australia & New Zealand Banking Group, Ltd.	835,460	12,293,225
BHP Group, Ltd.	1,407,339	35,164,276
BlueScope Steel, Ltd.	137,029	1,337,642
Brambles, Ltd.	403,905	2,969,986
Cochlear, Ltd.	18,225	2,275,543
Coles Group, Ltd.	381,218	4,039,673
Commonwealth Bank of Australia	474,637	27,754,424
Computershare, Ltd.	147,817	2,369,855
CSL, Ltd.	134,084	24,511,274
Dexus REIT	298,064	1,490,385
Domino's Pizza Enterprises, Ltd.	15,336	507,874
Endeavour Group, Ltd.	374,146	1,690,137
Evolution Mining, Ltd.	510,256	669,102
Fortescue Metals Group, Ltd.	465,615	5,024,328
Glencore PLC (a)	2,733,199	14,359,771
Goodman Group REIT	475,153	4,827,055
GPT Group REIT	536,059	1,326,139
IDP Education, Ltd.	55,969	945,044
Insurance Australia Group, Ltd.	674,518	2,005,695
LendLease Corp., Ltd. Stapled Security	204,135	1,173,088
Lottery Corp., Ltd. (a)	614,471	1,655,244
Macquarie Group, Ltd.	102,295	10,031,401
Medibank Pvt, Ltd.	749,826	1,684,627
Mineral Resources, Ltd.	47,202	1,991,498
Mirvac Group REIT	1,077,242	1,348,845
National Australia Bank, Ltd.	897,893	16,710,873
Newcrest Mining, Ltd.	250,040	2,759,397
Northern Star Resources, Ltd.	308,841	1,554,435
Orica, Ltd.	131,191	1,122,670
Origin Energy, Ltd.	518,157	1,728,097
Qantas Airways, Ltd. (a)	265,173	855,362
QBE Insurance Group, Ltd.	424,542	3,166,201
Ramsay Health Care, Ltd.	51,694	1,907,348
REA Group, Ltd.	15,902	1,163,421
Reece, Ltd.	71,506	645,877
Rio Tinto PLC	313,589	16,963,191
Rio Tinto, Ltd.	102,787	6,249,905
Santos, Ltd.	903,217	4,193,976
Scentre Group REIT	1,444,018	2,371,523
SEEK, Ltd.	86,780	1,060,144
Sonic Healthcare, Ltd.	126,387	2,477,922
South32, Ltd.	1,298,146	3,097,578
Stockland REIT	629,374	1,323,961
Security Description	Shares	Value
Suncorp Group, Ltd.	341,848	$2,217,309
Telstra Corp., Ltd.	1,137,719	2,823,780
Transurban Group Stapled Security	847,826	6,730,178
Treasury Wine Estates, Ltd.	200,081	1,618,227
Vicinity Centres REIT	1,145,531	1,283,835
Washington H Soul Pattinson & Co., Ltd.	55,640	961,490
Wesfarmers, Ltd.	315,541	8,670,930
Westpac Banking Corp.	977,772	13,002,655
WiseTech Global, Ltd.	41,375	1,358,800
Woodside Energy Group, Ltd.	531,210	10,909,418
Woolworths Group, Ltd.	339,765	7,421,403
		300,340,580
AUSTRIA — 0.2%
Erste Group Bank AG	93,189	2,042,070
Mondi PLC	134,360	2,063,633
OMV AG	38,513	1,393,337
Verbund AG	19,904	1,698,657
Voestalpine AG	32,796	555,345
		7,753,042
BELGIUM — 0.8%
Ageas SA/NV	46,821	1,706,944
Anheuser-Busch InBev SA/NV	240,580	10,893,014
D'ieteren Group	7,260	1,022,519
Elia Group SA	9,252	1,088,249
Groupe Bruxelles Lambert NV	29,153	2,037,986
KBC Group NV	70,610	3,349,357
Proximus SADP	40,640	421,186
Sofina SA	4,401	759,250
Solvay SA	21,947	1,698,490
UCB SA	34,024	2,360,227
Umicore SA	58,801	1,725,533
Warehouses De Pauw CVA REIT	42,698	1,048,260
		28,111,015
BRAZIL — 0.0% (b)
Yara International ASA	45,629	1,600,071
CHILE — 0.0% (b)
Antofagasta PLC	104,372	1,278,663
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	1,036,500	3,446,994
Budweiser Brewing Co. APAC, Ltd. (c)	479,400	1,248,346
Chow Tai Fook Jewellery Group, Ltd.	530,400	996,790
ESR Group, Ltd. (c)	577,000	1,451,321
Futu Holdings, Ltd. ADR (a)	18,600	693,594
Prosus NV (a)	231,865	12,058,218
SITC International Holdings Co., Ltd.	374,000	685,869

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Wilmar International, Ltd.	562,500	$1,497,875
Xinyi Glass Holdings, Ltd.	457,000	660,885
		22,739,892
DENMARK — 2.6%
AP Moller - Maersk A/S Class A	814	1,437,500
AP Moller - Maersk A/S Class B	1,415	2,570,226
Carlsberg AS Class B	27,252	3,185,325
Chr. Hansen Holding A/S	30,492	1,501,340
Coloplast A/S Class B	32,897	3,341,638
Danske Bank A/S (a)	188,507	2,345,232
Demant A/S (a)	28,859	713,115
DSV A/S	52,490	6,146,313
Genmab A/S (a)	18,136	5,831,800
GN Store Nord A/S	38,828	679,823
Novo Nordisk A/S Class B	461,345	45,937,585
Novozymes A/S Class B	56,356	2,830,739
Orsted A/S (c)	52,789	4,205,437
Pandora A/S	26,143	1,222,063
ROCKWOOL A/S Class B	2,413	380,451
Tryg A/S	103,879	2,143,506
Vestas Wind Systems A/S	277,476	5,106,838
		89,578,931
FINLAND — 1.2%
Elisa Oyj	37,876	1,715,424
Fortum Oyj	125,299	1,682,962
Kesko Oyj Class B	71,347	1,330,575
Kone Oyj Class B	92,538	3,563,896
Neste Oyj	119,259	5,196,317
Nokia Oyj	1,496,868	6,423,520
Nordea Bank Abp	938,511	8,032,098
Orion Oyj Class B	30,840	1,298,063
Sampo Oyj Class A	135,988	5,803,174
Stora Enso Oyj Class R	158,283	2,009,917
UPM-Kymmene Oyj	151,684	4,811,639
Wartsila OYJ Abp	141,942	906,342
		42,773,927
FRANCE — 10.2%
Accor SA (a)	48,963	1,024,651
Adevinta ASA (a)	87,235	519,303
Aeroports de Paris (a)	8,248	952,753
Air Liquide SA	145,236	16,593,559
Airbus SE	163,796	14,113,506
Alstom SA	92,294	1,492,315
Amundi SA (c)	16,665	693,495
Arkema SA	16,900	1,231,151
AXA SA	517,496	11,293,824
BioMerieux	10,678	844,284
BNP Paribas SA	310,150	13,095,145
Bollore SE	253,250	1,161,451
Bouygues SA	62,690	1,639,207
Bureau Veritas SA	79,499	1,778,264
Capgemini SE	46,225	7,397,619
Security Description	Shares	Value
Carrefour SA	171,382	$2,375,940
Cie de Saint-Gobain	140,105	5,007,491
Cie Generale des Etablissements Michelin SCA	187,189	4,192,387
Covivio REIT	14,942	719,516
Credit Agricole SA	332,485	2,698,020
Danone SA	178,158	8,420,812
Dassault Aviation SA	7,368	837,922
Dassault Systemes SE	184,883	6,380,488
Edenred	68,758	3,166,437
Eiffage SA	22,258	1,784,207
Electricite de France SA	149,093	1,728,391
Engie SA	502,014	5,775,765
EssilorLuxottica SA	79,675	10,825,226
Eurazeo SE	13,360	696,859
Gecina SA REIT	13,542	1,060,172
Getlink SE	118,556	1,837,737
Hermes International	8,777	10,318,584
Ipsen SA	9,549	883,400
Kering SA	21,026	9,322,241
Klepierre SA REIT (a)	64,226	1,116,129
La Francaise des Jeux SAEM (c)	32,108	952,060
Legrand SA	73,312	4,738,349
L'Oreal SA	67,218	21,483,638
LVMH Moet Hennessy Louis Vuitton SE	77,120	45,449,425
Orange SA	561,475	5,076,204
Pernod Ricard SA	58,649	10,755,005
Publicis Groupe SA (a)	61,582	2,916,727
Remy Cointreau SA	6,863	1,138,439
Renault SA (a)	51,113	1,382,350
Safran SA	95,446	8,681,059
Sanofi	315,640	24,025,056
Sartorius Stedim Biotech	7,792	2,389,115
SEB SA	7,757	487,722
Societe Generale SA	222,067	4,389,824
Sodexo SA	23,426	1,758,581
Teleperformance	16,016	4,061,340
Thales SA	29,688	3,270,101
TotalEnergies SE	689,393	32,329,347
Ubisoft Entertainment SA (a)	25,676	705,353
Unibail-Rodamco-Westfield REIT (a)	33,219	1,374,037
Valeo	61,147	923,545
Veolia Environnement SA	184,016	3,515,511
Vinci SA	149,630	12,094,247
Vivendi SE	208,072	1,613,266
Wendel SE	6,806	486,940
Worldline SA (a)(c)	64,321	2,541,293
		351,516,785
GERMANY — 7.3%
adidas AG	48,887	5,617,814
Allianz SE	113,368	17,852,047
Aroundtown SA	300,439	657,603

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
BASF SE	258,062	$9,899,955
Bayer AG	274,398	12,637,588
Bayerische Motoren Werke AG	92,615	6,274,650
Bayerische Motoren Werke AG Preference Shares	17,263	1,120,570
Bechtle AG	22,797	819,192
Beiersdorf AG	28,831	2,831,843
Brenntag SE	44,668	2,699,165
Carl Zeiss Meditec AG	11,778	1,222,929
Commerzbank AG (a)	299,105	2,128,462
Continental AG	31,863	1,413,290
Covestro AG (c)	50,644	1,447,405
Daimler Truck Holding AG (a)	126,369	2,855,714
Deutsche Bank AG	574,043	4,248,464
Deutsche Boerse AG	53,083	8,698,164
Deutsche Lufthansa AG (a)	175,376	1,007,678
Deutsche Post AG	276,861	8,341,082
Deutsche Telekom AG	900,409	15,320,198
E.ON SE	632,348	4,856,202
Evonik Industries AG	55,830	934,638
Fresenius Medical Care AG & Co. KGaA	56,469	1,590,251
Fresenius SE & Co. KGaA	115,466	2,460,175
GEA Group AG	39,849	1,289,105
Hannover Rueck SE	16,873	2,528,317
HeidelbergCement AG	39,482	1,559,065
HelloFresh SE (a)	46,759	978,355
Henkel AG & Co. KGaA Preference Shares	50,815	3,016,519
Henkel AG & Co. KGaA	29,589	1,676,218
Infineon Technologies AG	364,971	7,983,771
KION Group AG	20,160	385,930
Knorr-Bremse AG	19,335	829,968
LEG Immobilien SE	20,142	1,201,777
Mercedes-Benz Group AG	225,078	11,376,876
Merck KGaA	36,327	5,878,241
MTU Aero Engines AG	15,349	2,293,040
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	38,712	9,314,970
Nemetschek SE	16,502	782,975
Porsche Automobil Holding SE Preference Shares	43,936	2,474,478
Puma SE	28,826	1,332,949
Rational AG	1,487	719,892
Rheinmetall AG	12,555	1,932,272
RWE AG	178,267	6,549,703
SAP SE	290,739	23,684,135
Sartorius AG Preference Shares	6,852	2,369,168
Scout24 SE (c)	22,039	1,103,932
Siemens AG	213,126	20,823,032
Siemens Energy AG	122,965	1,353,386
Siemens Healthineers AG (c)	77,403	3,318,882
Symrise AG	36,817	3,588,646
Security Description	Shares	Value
Telefonica Deutschland Holding AG	255,715	$516,798
Uniper SE	25,395	95,807
United Internet AG	31,464	587,943
Volkswagen AG	8,417	1,371,152
Volkswagen AG Preference Shares	52,363	6,395,725
Vonovia SE	199,809	4,310,469
Zalando SE (a)(c)	58,899	1,150,001
		251,708,576
HONG KONG — 2.7%
AIA Group, Ltd.	3,350,400	27,894,217
CK Asset Holdings, Ltd.	548,399	3,292,146
CK Infrastructure Holdings, Ltd.	185,500	946,080
CLP Holdings, Ltd.	451,000	3,408,428
Hang Lung Properties, Ltd.	527,000	865,379
Hang Seng Bank, Ltd.	207,400	3,150,823
Henderson Land Development Co., Ltd.	416,436	1,166,072
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	796,490	558,057
HKT Trust & HKT, Ltd. Stapled Security	1,085,000	1,270,725
Hong Kong & China Gas Co., Ltd.	3,160,995	2,784,275
Hong Kong Exchanges & Clearing, Ltd.	333,330	11,393,659
Hongkong Land Holdings, Ltd.	306,400	1,346,327
Jardine Matheson Holdings, Ltd.	43,300	2,189,160
Link REIT	576,310	4,022,808
MTR Corp., Ltd.	428,101	1,963,572
New World Development Co., Ltd.	446,269	1,267,402
Power Assets Holdings, Ltd.	382,000	1,914,818
Prudential PLC	766,681	7,502,309
Sino Land Co., Ltd.	1,020,030	1,341,631
Sun Hung Kai Properties, Ltd.	400,000	4,414,368
Swire Pacific, Ltd. Class A	150,500	1,124,881
Swire Properties, Ltd.	294,600	633,745
Techtronic Industries Co., Ltd.	387,000	3,692,684
WH Group, Ltd. (c)	2,283,266	1,435,988
Wharf Real Estate Investment Co., Ltd.	464,000	2,103,425
		91,682,979
IRELAND — 0.6%
AerCap Holdings NV (a)	36,300	1,536,579
CRH PLC	211,507	6,797,563
Flutter Entertainment PLC (a)	46,124	5,082,250
Kerry Group PLC Class A	45,411	4,045,932
Kingspan Group PLC	41,165	1,853,913

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Smurfit Kappa Group PLC	71,610	$2,047,151
		21,363,388
ISRAEL — 0.8%
Azrieli Group, Ltd.	11,856	811,241
Bank Hapoalim BM	353,280	2,989,908
Bank Leumi Le-Israel BM	426,869	3,655,218
Bezeq The Israeli Telecommunication Corp., Ltd.	626,754	1,027,200
Check Point Software Technologies, Ltd. (a)	28,710	3,216,094
Elbit Systems, Ltd.	7,497	1,423,102
ICL Group, Ltd.	187,913	1,509,914
Israel Discount Bank, Ltd. Class A	345,396	1,743,677
Mizrahi Tefahot Bank, Ltd.	45,316	1,590,572
Nice, Ltd. (a)	17,761	3,350,794
Teva Pharmaceutical Industries, Ltd. ADR (a)	243,528	1,965,271
Teva Pharmaceutical Industries, Ltd. (a)	71,135	569,090
Tower Semiconductor, Ltd. (a)	31,385	1,373,539
Wix.com, Ltd. (a)	15,000	1,173,450
ZIM Integrated Shipping Services, Ltd.	24,000	564,000
		26,963,070
ITALY — 1.9%
Amplifon SpA	34,439	896,917
Assicurazioni Generali SpA	307,662	4,199,202
Atlantia SpA	138,535	3,055,618
Coca-Cola HBC AG (a)	59,059	1,233,753
Davide Campari-Milano NV	147,511	1,304,579
DiaSorin SpA	7,305	814,851
Enel SpA	2,260,924	9,268,767
Eni SpA	701,768	7,455,830
Ferrari NV	34,802	6,442,203
FinecoBank Banca Fineco SpA	177,043	2,185,674
Infrastrutture Wireless Italiane SpA (c)	98,322	857,463
Intesa Sanpaolo SpA ADR	4,562,083	7,538,112
Mediobanca Banca di Credito Finanziario SpA	179,037	1,400,342
Moncler SpA	58,969	2,406,398
Nexi SpA (a)(c)	142,489	1,150,573
Poste Italiane SpA (c)	139,341	1,052,292
Prysmian SpA	68,096	1,949,736
Recordati Industria Chimica e Farmaceutica SpA	30,835	1,128,054
Snam SpA	558,500	2,256,496
Telecom Italia SpA (a)	2,694,816	498,248
Terna - Rete Elettrica Nazionale	391,082	2,380,923
UniCredit SpA	582,157	5,891,399
		65,367,430
Security Description	Shares	Value
JAPAN — 22.5%
Advantest Corp.	53,500	$2,470,409
Aeon Co., Ltd.	180,400	3,368,351
AGC, Inc.	56,000	1,743,202
Aisin Corp.	44,300	1,140,151
Ajinomoto Co., Inc.	126,400	3,454,316
ANA Holdings, Inc. (a)	49,700	934,865
Asahi Group Holdings, Ltd.	124,700	3,887,251
Asahi Intecc Co., Ltd.	63,100	1,006,234
Asahi Kasei Corp.	338,500	2,243,113
Astellas Pharma, Inc.	516,800	6,845,489
Azbil Corp.	34,900	909,648
Bandai Namco Holdings, Inc.	54,800	3,570,850
Bridgestone Corp.	156,500	5,060,829
Brother Industries, Ltd.	66,100	1,141,862
Canon, Inc.	274,600	5,997,337
Capcom Co., Ltd.	50,100	1,261,258
Central Japan Railway Co.	41,000	4,812,529
Chiba Bank, Ltd.	135,500	733,702
Chubu Electric Power Co., Inc.	177,400	1,595,296
Chugai Pharmaceutical Co., Ltd.	187,700	4,688,837
Concordia Financial Group, Ltd.	300,800	933,407
CyberAgent, Inc.	124,800	1,050,720
Dai Nippon Printing Co., Ltd.	59,100	1,183,900
Daifuku Co., Ltd.	28,900	1,359,230
Dai-ichi Life Holdings, Inc.	274,600	4,365,774
Daiichi Sankyo Co., Ltd.	489,400	13,677,729
Daikin Industries, Ltd.	69,900	10,754,323
Daito Trust Construction Co., Ltd.	17,300	1,618,113
Daiwa House Industry Co., Ltd.	164,600	3,346,400
Daiwa House REIT Investment Corp.	647	1,351,108
Daiwa Securities Group, Inc.	386,800	1,517,993
Denso Corp.	121,400	5,550,217
Dentsu Group, Inc.	59,100	1,679,891
Disco Corp.	8,100	1,785,474
East Japan Railway Co.	85,500	4,384,368
Eisai Co., Ltd.	69,600	3,734,285
ENEOS Holdings, Inc.	875,300	2,822,683
FANUC Corp.	53,900	7,567,545
Fast Retailing Co., Ltd.	16,200	8,584,204
Fuji Electric Co., Ltd.	35,300	1,293,641
FUJIFILM Holdings Corp.	100,300	4,580,707
Fujitsu, Ltd.	55,100	6,041,195
GLP J-REIT (a)	1,127	1,249,772
GMO Payment Gateway, Inc.	12,100	829,382
Hakuhodo DY Holdings, Inc.	55,500	390,718
Hamamatsu Photonics KK	41,200	1,765,742
Hankyu Hanshin Holdings, Inc.	61,900	1,862,762
Hikari Tsushin, Inc.	6,500	763,471
Hirose Electric Co., Ltd.	8,710	1,142,145

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Hitachi Construction Machinery Co., Ltd.	33,800	$628,099
Hitachi Metals, Ltd. (a)	66,500	1,000,370
Hitachi, Ltd.	271,500	11,552,775
Honda Motor Co., Ltd.	457,600	9,931,532
Hoshizaki Corp.	27,800	775,273
Hoya Corp.	102,500	9,875,727
Hulic Co., Ltd.	105,600	777,955
Ibiden Co., Ltd.	32,900	899,352
Idemitsu Kosan Co., Ltd.	56,340	1,224,324
Iida Group Holdings Co., Ltd.	35,900	485,905
Inpex Corp.	297,400	2,773,586
Isuzu Motors, Ltd.	156,000	1,724,781
Ito En, Ltd.	15,800	639,043
ITOCHU Corp.	328,800	7,935,723
Itochu Techno-Solutions Corp.	30,500	714,881
Japan Airlines Co., Ltd. (a)	39,300	703,711
Japan Exchange Group, Inc.	145,700	1,968,940
Japan Metropolitan Fund Invest REIT	1,939	1,455,676
Japan Post Bank Co., Ltd.	119,300	833,844
Japan Post Holdings Co., Ltd.	656,200	4,347,011
Japan Post Insurance Co., Ltd.	55,900	782,859
Japan Real Estate Investment Corp. REIT	370	1,526,237
Japan Tobacco, Inc.	337,800	5,550,406
JFE Holdings, Inc.	133,900	1,243,188
JSR Corp.	52,500	995,440
Kajima Corp.	114,800	1,088,020
Kakaku.com, Inc.	33,100	560,860
Kansai Electric Power Co., Inc.	206,200	1,724,963
Kao Corp.	134,200	5,460,077
KDDI Corp.	446,200	13,043,873
Keio Corp.	27,500	1,001,980
Keisei Electric Railway Co., Ltd.	34,100	928,862
Keyence Corp.	54,000	17,848,407
Kikkoman Corp.	39,000	2,210,722
Kintetsu Group Holdings Co., Ltd.	47,000	1,564,643
Kirin Holdings Co., Ltd.	228,800	3,524,467
Kobayashi Pharmaceutical Co., Ltd.	14,100	826,211
Kobe Bussan Co., Ltd.	45,000	1,082,465
Koei Tecmo Holdings Co., Ltd.	39,240	645,856
Koito Manufacturing Co., Ltd.	64,800	885,858
Komatsu, Ltd.	254,400	4,631,712
Konami Group Corp.	26,400	1,222,249
Kose Corp.	10,300	1,061,865
Kubota Corp.	279,300	3,880,998
Kurita Water Industries, Ltd.	29,800	1,057,885
Kyocera Corp.	89,700	4,518,503
Security Description	Shares	Value
Kyowa Kirin Co., Ltd.	73,100	$1,680,555
Lasertec Corp.	20,300	2,041,601
Lixil Corp.	77,600	1,138,490
M3, Inc.	121,200	3,383,766
Makita Corp.	63,800	1,237,932
Marubeni Corp.	434,500	3,790,834
Mazda Motor Corp.	152,300	1,011,190
McDonald's Holdings Co. Japan, Ltd.	27,000	940,663
MEIJI Holdings Co., Ltd.	32,700	1,451,415
MINEBEA MITSUMI, Inc.	98,500	1,457,044
MISUMI Group, Inc.	76,600	1,649,212
Mitsubishi Chemical Group Corp.	345,700	1,583,443
Mitsubishi Corp.	351,100	9,601,667
Mitsubishi Electric Corp.	531,500	4,808,538
Mitsubishi Estate Co., Ltd.	335,500	4,420,148
Mitsubishi HC Capital, Inc.	165,100	709,563
Mitsubishi Heavy Industries, Ltd.	89,500	2,976,395
Mitsubishi UFJ Financial Group, Inc.	3,320,800	15,042,077
Mitsui & Co., Ltd.	391,600	8,332,290
Mitsui Chemicals, Inc.	49,100	956,948
Mitsui Fudosan Co., Ltd.	250,400	4,769,620
Mitsui OSK Lines, Ltd.	92,400	1,653,103
Mizuho Financial Group, Inc.	668,440	7,234,865
MonotaRO Co., Ltd.	70,700	1,084,768
MS&AD Insurance Group Holdings, Inc.	124,900	3,307,348
Murata Manufacturing Co., Ltd.	159,000	7,317,562
NEC Corp.	65,700	2,103,513
Nexon Co., Ltd.	140,700	2,485,592
NGK Insulators, Ltd.	63,900	795,264
Nidec Corp.	123,800	6,929,125
Nihon M&A Center Holdings, Inc.	77,900	890,862
Nintendo Co., Ltd.	308,000	12,421,669
Nippon Building Fund, Inc. REIT	431	1,896,408
Nippon Express Holdings, Inc.	20,700	1,052,050
Nippon Paint Holdings Co., Ltd.	221,300	1,494,707
Nippon Prologis REIT, Inc. (a)	571	1,251,740
Nippon Sanso Holdings Corp.	47,100	744,433
Nippon Shinyaku Co., Ltd.	14,400	734,636
Nippon Steel Corp.	226,900	3,148,651
Nippon Telegraph & Telephone Corp.	334,000	9,007,820
Nippon Yusen KK	134,100	2,275,958
Nissan Chemical Corp.	37,400	1,670,623
Nissan Motor Co., Ltd.	674,000	2,171,828
Nisshin Seifun Group, Inc.	46,800	472,649
Nissin Foods Holdings Co., Ltd.	18,400	1,278,849

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Nitori Holdings Co., Ltd.	21,300	$1,787,312
Nitto Denko Corp.	39,500	2,138,535
Nomura Holdings, Inc.	804,700	2,665,595
Nomura Real Estate Holdings, Inc.	30,100	679,714
Nomura Real Estate Master Fund, Inc. REIT (a)	1,117	1,234,429
Nomura Research Institute, Ltd.	97,400	2,378,576
NTT Data Corp.	171,800	2,218,927
Obayashi Corp.	172,700	1,108,268
Obic Co., Ltd.	19,800	2,654,779
Odakyu Electric Railway Co., Ltd.	86,200	1,110,578
Oji Holdings Corp.	226,700	841,116
Olympus Corp.	348,300	6,699,807
Omron Corp.	50,400	2,308,950
Ono Pharmaceutical Co., Ltd.	100,000	2,335,631
Open House Group Co., Ltd.	22,200	749,914
Oracle Corp. Japan	10,800	572,396
Oriental Land Co., Ltd.	56,200	7,621,546
ORIX Corp.	338,100	4,735,970
Osaka Gas Co., Ltd.	99,000	1,492,368
Otsuka Corp.	34,500	1,075,853
Otsuka Holdings Co., Ltd.	110,100	3,485,942
Pan Pacific International Holdings Corp.	110,100	1,942,050
Panasonic Holdings Corp.	625,900	4,394,639
Persol Holdings Co., Ltd.	52,200	965,517
Rakuten Group, Inc.	239,200	1,023,548
Recruit Holdings Co., Ltd.	404,400	11,647,790
Renesas Electronics Corp. (a)	330,400	2,769,535
Resona Holdings, Inc.	628,300	2,299,000
Ricoh Co., Ltd.	169,200	1,238,788
Rohm Co., Ltd.	23,600	1,546,493
SBI Holdings, Inc.	67,900	1,218,343
SCSK Corp.	38,200	578,261
Secom Co., Ltd.	59,800	3,409,388
Seiko Epson Corp.	75,200	1,026,708
Sekisui Chemical Co., Ltd.	108,700	1,329,690
Sekisui House, Ltd.	170,800	2,828,546
Seven & i Holdings Co., Ltd.	207,900	8,350,485
SG Holdings Co., Ltd.	83,500	1,143,549
Sharp Corp.	82,300	490,689
Shimadzu Corp.	64,200	1,684,194
Shimano, Inc.	20,900	3,269,779
Shimizu Corp.	159,200	778,255
Shin-Etsu Chemical Co., Ltd.	103,900	10,280,546
Shionogi & Co., Ltd.	72,700	3,510,619
Shiseido Co., Ltd.	113,200	3,966,932
Shizuoka Bank, Ltd.	131,800	796,935
SMC Corp.	16,000	6,510,851
Softbank Corp.	803,300	8,020,864
SoftBank Group Corp.	338,100	11,457,389
Sompo Holdings, Inc.	85,300	3,412,612
Sony Group Corp.	351,000	22,607,117
Security Description	Shares	Value
Square Enix Holdings Co., Ltd.	25,900	$1,116,205
Subaru Corp.	174,200	2,632,297
SUMCO Corp.	102,800	1,197,604
Sumitomo Chemical Co., Ltd.	400,800	1,378,447
Sumitomo Corp.	318,900	3,939,403
Sumitomo Electric Industries, Ltd.	202,900	2,059,530
Sumitomo Metal Mining Co., Ltd.	72,200	2,068,786
Sumitomo Mitsui Financial Group, Inc.	366,400	10,156,096
Sumitomo Mitsui Trust Holdings, Inc.	95,500	2,715,709
Sumitomo Realty & Development Co., Ltd.	89,700	2,039,750
Suntory Beverage & Food, Ltd.	41,100	1,462,564
Suzuki Motor Corp.	104,500	3,252,760
Sysmex Corp.	46,400	2,479,183
T&D Holdings, Inc.	155,000	1,473,128
Taisei Corp.	51,500	1,428,133
Takeda Pharmaceutical Co., Ltd.	416,517	10,814,902
TDK Corp.	110,400	3,407,734
Terumo Corp.	179,800	5,053,691
TIS, Inc.	65,900	1,749,443
Tobu Railway Co., Ltd.	55,500	1,308,126
Toho Co., Ltd.	29,100	1,058,046
Tokio Marine Holdings, Inc.	505,800	8,988,718
Tokyo Electric Power Co. Holdings, Inc. (a)	425,700	1,360,664
Tokyo Electron, Ltd.	41,300	10,175,054
Tokyo Gas Co., Ltd.	111,900	1,888,795
Tokyu Corp.	143,100	1,631,817
TOPPAN, INC.	71,700	1,067,937
Toray Industries, Inc.	382,400	1,881,913
Toshiba Corp.	108,000	3,847,131
Tosoh Corp.	67,700	754,463
TOTO, Ltd.	41,000	1,368,992
Toyota Industries Corp.	41,000	1,958,397
Toyota Motor Corp.	2,946,700	38,510,683
Toyota Tsusho Corp.	58,400	1,808,739
Trend Micro, Inc.	36,400	1,960,401
Unicharm Corp.	113,500	3,722,966
USS Co., Ltd.	64,600	997,586
Welcia Holdings Co., Ltd.	30,900	651,999
West Japan Railway Co.	59,200	2,262,631
Yakult Honsha Co., Ltd.	37,500	2,177,204
Yamaha Corp.	42,000	1,492,289
Yamaha Motor Co., Ltd.	79,800	1,494,972
Yamato Holdings Co., Ltd.	87,400	1,312,385
Yaskawa Electric Corp.	68,100	1,959,585
Yokogawa Electric Corp.	67,600	1,064,870
Z Holdings Corp.	721,900	1,913,316

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ZOZO, Inc.	36,100	$722,562
		773,739,880
JORDAN — 0.0% (b)
Hikma Pharmaceuticals PLC	49,544	746,609
LUXEMBOURG — 0.2%
ArcelorMittal SA	143,258	2,849,428
Eurofins Scientific SE	37,085	2,200,626
		5,050,054
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	594,000	3,491,355
Sands China, Ltd. (a)	710,800	1,769,996
		5,261,351
NETHERLANDS — 5.2%
ABN AMRO Bank NV (c)	116,153	1,040,348
Adyen NV (a)(c)	6,041	7,531,024
Aegon NV	489,501	1,944,971
Akzo Nobel NV	49,714	2,816,139
Argenx SE (a)	15,248	5,424,187
ASM International NV	13,283	2,972,943
ASML Holding NV	112,904	46,754,627
Euronext NV (c)	25,131	1,589,796
EXOR NV	31,569	2,025,071
Heineken Holding NV	28,945	1,980,726
Heineken NV	71,824	6,269,904
IMCD NV	16,116	1,909,957
ING Groep NV	1,089,471	9,331,239
JDE Peet's NV	29,018	848,084
Koninklijke Ahold Delhaize NV	293,803	7,480,525
Koninklijke DSM NV	47,884	5,446,519
Koninklijke KPN NV	895,880	2,423,587
Koninklijke Philips NV	243,746	3,751,301
NN Group NV	82,261	3,198,146
OCI NV	30,841	1,128,676
Randstad NV	32,348	1,395,596
Shell PLC	2,065,731	51,235,011
Universal Music Group NV	205,277	3,843,275
Wolters Kluwer NV	73,696	7,173,114
		179,514,766
NEW ZEALAND — 0.2%
Auckland International Airport, Ltd. (a)	345,794	1,400,911
Fisher & Paykel Healthcare Corp., Ltd.	162,203	1,699,239
Mercury NZ, Ltd.	173,721	558,965
Meridian Energy, Ltd.	387,943	1,052,129
Spark New Zealand, Ltd.	513,057	1,450,795
Xero, Ltd. (a)	37,384	1,738,928
		7,900,967
NORWAY — 0.7%
Aker BP ASA	88,243	2,530,941
DNB Bank ASA	261,263	4,142,407
Security Description	Shares	Value
Equinor ASA	272,874	$8,991,807
Gjensidige Forsikring ASA	58,769	1,007,623
Kongsberg Gruppen ASA	26,562	805,444
Mowi ASA	115,588	1,469,045
Norsk Hydro ASA	380,779	2,041,589
Orkla ASA	199,014	1,445,532
Salmar ASA	17,102	575,982
Telenor ASA	203,908	1,864,691
		24,875,061
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	781,005	3,388,187
Galp Energia SGPS SA	139,432	1,340,981
Jeronimo Martins SGPS SA	75,241	1,400,672
		6,129,840
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(c)	45,203	1,650,462
SINGAPORE — 1.7%
CapitaLand Integrated Commercial Trust REIT	1,519,389	2,022,968
Capitaland Investment, Ltd.	702,282	1,691,184
CapLand Ascendas REIT	947,015	1,768,169
City Developments, Ltd.	130,200	686,816
DBS Group Holdings, Ltd.	503,057	11,648,347
Genting Singapore, Ltd.	1,636,500	890,164
Grab Holdings, Ltd. Class A (a)	389,800	1,025,174
Keppel Corp., Ltd.	395,100	1,902,967
Mapletree Logistics Trust REIT	983,804	1,063,997
Mapletree Pan Asia Commercial Trust REIT	656,900	782,808
Oversea-Chinese Banking Corp., Ltd.	937,566	7,689,531
Sea, Ltd. ADR (a)	101,300	5,677,865
Singapore Airlines, Ltd. (a)	400,549	1,416,995
Singapore Exchange, Ltd.	244,700	1,606,834
Singapore Technologies Engineering, Ltd.	410,500	1,020,828
Singapore Telecommunications, Ltd.	2,313,300	4,272,607
STMicroelectronics NV	187,488	5,824,232
United Overseas Bank, Ltd.	331,390	6,007,973
UOL Group, Ltd.	136,932	630,574
Venture Corp., Ltd.	73,700	838,236
		58,468,269
SOUTH AFRICA — 0.3%
Anglo American PLC	352,051	10,568,249
SPAIN — 2.4%
Acciona SA	7,116	1,250,168
ACS Actividades de Construccion y Servicios SA	66,351	1,490,255
Aena SME SA (a)(c)	20,495	2,126,094

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Amadeus IT Group SA (a)	125,157	$5,800,236
Banco Bilbao Vizcaya Argentaria SA	1,854,159	8,314,072
Banco Santander SA	4,720,976	10,980,745
CaixaBank SA	1,241,371	3,996,667
Cellnex Telecom SA (c)	149,144	4,598,702
EDP Renovaveis SA	82,329	1,692,829
Enagas SA	68,605	1,061,499
Endesa SA	84,066	1,262,118
Ferrovial SA	136,139	3,088,904
Grifols SA (a)	91,581	790,877
Iberdrola SA	1,666,167	15,529,299
Industria de Diseno Textil SA	305,936	6,310,909
Naturgy Energy Group SA	42,219	976,278
Red Electrica Corp. SA	114,205	1,751,828
Repsol SA (a)	412,850	4,741,812
Siemens Gamesa Renewable Energy SA (a)	71,001	1,237,390
Telefonica SA	1,463,507	4,836,254
		81,836,936
SWEDEN — 3.1%
Alfa Laval AB	81,552	2,022,272
Assa Abloy AB Class B	278,413	5,216,431
Atlas Copco AB Class A	749,852	6,969,486
Atlas Copco AB Class B	425,220	3,524,699
Boliden AB (a)	75,804	2,342,066
Electrolux AB Class B	67,340	699,901
Embracer Group AB (a)	183,564	1,088,032
Epiroc AB Class A	191,050	2,733,101
Epiroc AB Class B	105,036	1,324,486
EQT AB	79,568	1,537,445
Essity AB Class B	168,785	3,334,695
Evolution AB (c)	50,529	3,994,248
Fastighets AB Balder Class B (a)	161,934	646,397
Getinge AB Class B	59,119	1,011,015
H & M Hennes & Mauritz AB Class B	203,758	1,883,789
Hexagon AB Class B	535,064	4,997,101
Holmen AB Class B	27,072	1,027,307
Husqvarna AB Class B	132,661	735,401
Industrivarden AB Class A	37,655	758,480
Industrivarden AB Class C	42,571	849,056
Indutrade AB	78,148	1,267,575
Investment AB Latour Class B	36,812	609,093
Investor AB Class A	139,012	2,130,185
Investor AB Class B	509,792	7,438,584
Kinnevik AB Class B (a)	74,773	979,981
L E Lundbergforetagen AB Class B	22,280	804,329
Lifco AB Class B	61,729	856,379
Nibe Industrier AB Class B	417,866	3,727,508
Sagax AB Class B	54,853	903,059
Sandvik AB	298,466	4,068,610
Securitas AB Class B	120,369	835,617
Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class A	459,848	$4,382,756
Skanska AB Class B	93,275	1,160,894
SKF AB Class B	114,409	1,532,713
Svenska Cellulosa AB SCA Class B	171,426	2,175,165
Svenska Handelsbanken AB Class A	414,814	3,405,251
Swedbank AB Class A	247,427	3,247,711
Swedish Match AB	425,455	4,208,542
Swedish Orphan Biovitrum AB (a)	49,722	960,986
Tele2 AB Class B	160,962	1,389,052
Telefonaktiebolaget LM Ericsson Class B	818,181	4,782,698
Telia Co. AB	737,858	2,125,119
Volvo AB Class A	54,885	812,180
Volvo AB Class B	413,572	5,852,524
Volvo Car AB Class B (a)	172,335	747,823
		107,099,742
SWITZERLAND — 7.9%
ABB, Ltd.	454,678	11,768,748
Adecco Group AG	48,050	1,329,460
Alcon, Inc.	139,110	8,100,378
Bachem Holding AG Class B	8,450	532,762
Baloise Holding AG	12,289	1,574,131
Barry Callebaut AG	1,039	1,963,404
Chocoladefabriken Lindt & Spruengli AG (d)	306	2,964,640
Chocoladefabriken Lindt & Spruengli AG (d)	30	2,995,027
Cie Financiere Richemont SA Class A	145,751	13,792,475
Clariant AG (a)	64,882	1,038,987
Credit Suisse Group AG (a)	723,271	2,868,079
EMS-Chemie Holding AG	1,951	1,234,643
Geberit AG	9,829	4,225,049
Givaudan SA	2,557	7,743,931
Holcim AG (a)	156,616	6,434,184
Julius Baer Group, Ltd. (a)	61,702	2,699,319
Kuehne + Nagel International AG	15,277	3,118,627
Logitech International SA	46,326	2,123,182
Lonza Group AG	20,643	10,075,908
Novartis AG	602,877	46,075,894
Partners Group Holding AG	6,233	5,028,707
Roche Holding AG Bearer Shares	7,396	2,896,295
Roche Holding AG	195,063	63,657,424
Schindler Holding AG (d)	11,891	1,850,071
Schindler Holding AG (d)	5,997	905,834
SGS SA	1,748	3,749,583
SIG Group AG (a)	87,760	1,786,322
Sika AG	40,668	8,194,276
Sonova Holding AG	15,043	3,318,616
Straumann Holding AG	30,624	2,807,848

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Swatch Group AG Bearer Shares (d)	8,377	$1,886,143
Swatch Group AG (d)	13,415	563,392
Swiss Life Holding AG	8,800	3,897,617
Swiss Prime Site AG	20,793	1,660,440
Swisscom AG	7,092	3,329,029
Temenos AG	18,723	1,265,389
UBS Group AG	981,725	14,278,283
VAT Group AG (a)(c)	7,660	1,558,307
Zurich Insurance Group AG	41,655	16,647,124
		271,939,528
UNITED KINGDOM — 11.8%
3i Group PLC	279,346	3,353,475
Abrdn PLC	580,037	887,089
Admiral Group PLC	51,971	1,103,805
Ashtead Group PLC	123,768	5,557,148
Associated British Foods PLC	98,662	1,378,256
AstraZeneca PLC	430,413	47,304,436
Auto Trader Group PLC (c)	270,791	1,535,330
AVEVA Group PLC	34,897	1,203,754
Aviva PLC	786,553	3,372,642
BAE Systems PLC	873,987	7,677,495
Barclays PLC	4,617,742	7,345,803
Barratt Developments PLC	304,476	1,150,484
Berkeley Group Holdings PLC	33,389	1,219,607
BP PLC	5,394,125	25,769,428
British American Tobacco PLC	599,728	21,499,941
British Land Co. PLC REIT	225,039	871,460
BT Group PLC	1,926,960	2,589,832
Bunzl PLC	91,540	2,796,190
Burberry Group PLC	113,245	2,261,616
CK Hutchison Holdings, Ltd.	732,500	4,033,197
CNH Industrial NV	287,668	3,218,337
Coca-Cola Europacific Partners PLC (d)	38,200	1,628,084
Coca-Cola Europacific Partners PLC (d)	19,101	820,305
Compass Group PLC	495,915	9,872,645
Croda International PLC	38,336	2,737,497
DCC PLC	26,090	1,354,617
Diageo PLC	636,438	26,783,887
Entain PLC	162,956	1,947,939
Experian PLC	255,119	7,466,317
Haleon PLC (a)	1,434,200	4,470,783
Halma PLC	103,227	2,321,298
Hargreaves Lansdown PLC	90,128	862,966
HSBC Holdings PLC	5,589,285	28,934,034
Imperial Brands PLC	250,334	5,146,427
Informa PLC	419,191	2,395,515
InterContinental Hotels Group PLC	50,086	2,411,693
Intertek Group PLC	46,995	1,927,727
J Sainsbury PLC	488,004	944,848
Security Description	Shares	Value
JD Sports Fashion PLC	787,979	$867,904
Johnson Matthey PLC	55,047	1,111,104
Just Eat Takeaway.com NV (a)(c)	56,834	881,234
Kingfisher PLC	595,047	1,448,149
Land Securities Group PLC REIT	190,209	1,098,829
Legal & General Group PLC	1,691,817	4,037,428
Lloyds Banking Group PLC	19,352,601	8,745,166
London Stock Exchange Group PLC	92,193	7,783,847
M&G PLC	737,485	1,358,231
Melrose Industries PLC	1,179,501	1,318,583
National Grid PLC	1,023,303	10,531,621
NatWest Group PLC	1,495,962	3,725,185
Next PLC	36,520	1,937,895
Ocado Group PLC (a)	164,946	855,791
Pearson PLC	192,967	1,842,343
Persimmon PLC	85,811	1,173,311
Phoenix Group Holdings PLC	219,468	1,277,861
Reckitt Benckiser Group PLC	199,726	13,235,156
RELX PLC (d)	437,361	10,684,841
RELX PLC (d)	95,777	2,333,359
Rentokil Initial PLC	504,406	2,672,991
Rolls-Royce Holdings PLC (a)	2,435,496	1,864,807
Sage Group PLC	279,019	2,149,801
Schroders PLC	206,594	887,807
Segro PLC REIT	333,310	2,780,467
Severn Trent PLC	70,753	1,849,181
Smith & Nephew PLC	252,022	2,908,381
Smiths Group PLC	103,073	1,716,499
Spirax-Sarco Engineering PLC	20,317	2,334,979
SSE PLC	299,760	5,060,609
St James's Place PLC	151,373	1,723,477
Standard Chartered PLC	696,945	4,358,102
Taylor Wimpey PLC	957,030	931,687
Tesco PLC	2,094,152	4,805,151
Unilever PLC	709,628	31,173,950
United Utilities Group PLC	197,461	1,949,323
Vodafone Group PLC	7,516,185	8,410,223
Whitbread PLC	53,145	1,346,842
WPP PLC	308,247	2,544,065
		405,872,087
UNITED STATES — 4.3%
CyberArk Software, Ltd. (a)	11,100	1,664,334
Ferguson PLC	60,410	6,264,876
GSK PLC	1,134,570	16,382,575
James Hardie Industries PLC CDI	127,359	2,514,562
Nestle SA	783,647	84,968,130
QIAGEN NV (a)	61,443	2,557,718
Schneider Electric SE	150,195	16,957,709
Stellantis NV (d)	179,253	2,119,131
Stellantis NV (d)	436,308	5,151,757

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Swiss Re AG	82,833	$6,124,471
Tenaris SA	129,604	1,676,270
		146,381,533
TOTAL COMMON STOCKS (Cost $3,633,542,634)		3,389,813,683

PREFERRED STOCKS — 0.0% (b)
GERMANY — 0.0% (b)
Dr. Ing h.c. F Porsche AG, (a) (Cost: $150,431)	1,867	150,893
RIGHTS — 0.0% (b)
AUSTRALIA — 0.0% (b)
Australia & New Zealand Banking Group, Ltd. (expiring 10/03/22) (a)	50,363	126,284
SWEDEN — 0.0% (b)
Securitas AB (expiring 10/11/22) (a)	306,836	128,015
TOTAL RIGHTS (Cost $199,677)		254,299
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (e)(f)	16,046,508	16,049,718
State Street Navigator Securities Lending Portfolio II (g)(h)	47,682,090	47,682,090
TOTAL SHORT-TERM INVESTMENTS (Cost $63,723,956)		63,731,808
TOTAL INVESTMENTS — 100.4% (Cost $3,697,616,698)		3,453,950,683
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(12,102,126)
NET ASSETS — 100.0%		$3,441,848,557

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2022.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	676	12/16/2022	$63,180,839	$56,128,280	$(7,052,559)

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$26,198,357	$3,363,615,326	$—	$3,389,813,683
Preferred Stocks	150,893	—	—	150,893
Rights	128,015	126,284	—	254,299
Short-Term Investments	63,731,808	—	—	63,731,808
TOTAL INVESTMENTS	$90,209,073	$3,363,741,610	$—	$3,453,950,683
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(7,052,559)	—	—	(7,052,559)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(7,052,559)	$—	$—	$(7,052,559)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	17.4%
Industrials	14.8
Health Care	13.6
Consumer Staples	11.1
Consumer Discretionary	10.8
Information Technology	7.8
Materials	7.4
Energy	4.8
Communication Services	4.8
Utilities	3.3
Real Estate	2.7
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,646,528	$24,648,993	$701,485,399	$710,104,265	$11,739	$7,852	16,046,508	$16,049,718	$380,651
State Street Navigator Securities Lending Portfolio II	21,854,737	21,854,737	539,260,600	513,433,247	—	—	47,682,090	47,682,090	753,541
Total		$46,503,730	$1,240,745,999	$1,223,537,512	$11,739	$7,852		$63,731,808	$1,134,192
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC EQUITY — 18.2%
State Street Equity 500 Index II Portfolio	261,852	$86,107,500
State Street Small/Mid Cap Equity Index Portfolio	71,881	16,167,325
		102,274,825
DOMESTIC FIXED INCOME — 47.0%
SPDR Bloomberg High Yield Bond ETF (a)	447,091	39,276,944
SPDR Portfolio Short Term Corporate Bond ETF (a)	775,063	22,647,341
SPDR Portfolio Short Term Treasury ETF (a)	3,090,006	89,332,074
State Street Aggregate Bond Index Portfolio	1,297,316	112,736,743
		263,993,102
INFLATION LINKED — 17.9%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	5,508,116	100,302,792
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	721,816	64,667,528
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF (a)	733,422	28,376,097
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $625,409,716)		559,614,344
SHORT-TERM INVESTMENTS — 21.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (b)(c)	2,732,520	2,732,520
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d)(e)	116,824,386	$116,824,386
TOTAL SHORT-TERM INVESTMENTS (Cost $119,556,906)		$119,556,906
TOTAL INVESTMENTS — 121.0% (Cost $744,966,622)		679,171,250
LIABILITIES IN EXCESS OF OTHER ASSETS — (21.0)%		(117,667,965)
NET ASSETS — 100.0%		$561,503,285
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$559,614,344	$—	$—	$559,614,344
Short-Term Investments	119,556,906	—	—	119,556,906
TOTAL INVESTMENTS	$679,171,250	$—	$—	$679,171,250
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	5,401,922	$114,088,593	$19,799,049	$17,186,974	$686,874	$(17,084,750)	5,508,116	$100,302,792	$6,018,932
SPDR Bloomberg High Yield Bond ETF	408,041	44,301,011	10,151,103	5,993,249	(888,352)	(8,293,569)	447,091	39,276,944	1,535,269
SPDR Dow Jones Global Real Estate ETF	561,752	31,755,841	10,676,275	3,048,812	966,097	(11,973,304)	733,422	28,376,097	679,907
SPDR Portfolio Short Term Corporate Bond ETF	818,052	25,335,070	3,477,936	4,695,762	(139,359)	(1,330,544)	775,063	22,647,341	246,749
SPDR Portfolio Short Term Treasury ETF	3,286,367	100,004,148	13,186,256	18,760,770	(412,299)	(4,685,261)	3,090,006	89,332,074	482,787
State Street Aggregate Bond Index Portfolio	1,227,873	126,986,660	20,953,817	13,747,629	(562,550)	(20,893,555)	1,297,316	112,736,743	1,828,525
State Street Equity 500 Index II Portfolio	227,447	98,277,562	22,050,378	8,977,180	1,883,747	(27,127,007)	261,852	86,107,500	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	594,113	73,022,395	21,468,383	8,225,569	2,723,690	(24,321,371)	721,816	64,667,528	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,468,715	1,468,715	103,153,585	101,889,780	—	—	2,732,520	2,732,520	9,808
State Street Navigator Securities Lending Portfolio II	4,371,675	4,371,675	896,023,562	783,570,851	—	—	116,824,386	116,824,386	416,057
State Street Small/Mid Cap Equity Index Portfolio	58,639	18,548,215	4,970,000	1,470,826	(31,428)	(5,848,636)	71,881	16,167,325	—
Total		$638,159,885	$1,125,910,344	$967,567,402	$4,226,420	$(121,557,997)		$679,171,250	$11,218,034
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 21.4%
State Street Equity 500 Index II Portfolio	430,774	$141,655,618
State Street Small/Mid Cap Equity Index Portfolio	126,037	28,348,328
		170,003,946
DOMESTIC FIXED INCOME — 41.5%
SPDR Bloomberg High Yield Bond ETF (b)	634,337	55,726,505
SPDR Portfolio Short Term Corporate Bond ETF	718,294	20,988,551
SPDR Portfolio Short Term Treasury ETF (b)	2,853,198	82,485,954
State Street Aggregate Bond Index Portfolio	1,956,786	170,044,668
		329,245,678
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	7,839,696	142,760,864
INTERNATIONAL EQUITY — 13.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,224,236	109,679,314
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF (b)	1,033,495	39,985,922
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $887,750,071)		791,675,724
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	1,356,651	1,356,651
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	67,637,045	$67,637,045
TOTAL SHORT-TERM INVESTMENTS (Cost $68,993,696)		$68,993,696
TOTAL INVESTMENTS — 108.5% (Cost $956,743,767)		860,669,420
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(67,620,372)
NET ASSETS — 100.0%		$793,049,048
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$791,675,724	$—	$—	$791,675,724
Short-Term Investments	68,993,696	—	—	68,993,696
TOTAL INVESTMENTS	$860,669,420	$—	$—	$860,669,420
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	8,385,032	$177,091,876	$20,435,158	$30,741,260	$1,230,121	$(25,255,031)	7,839,696	$142,760,864	$8,804,454
SPDR Bloomberg High Yield Bond ETF	633,305	68,757,924	9,935,531	9,261,913	(1,166,313)	(12,538,724)	634,337	55,726,505	2,259,837
SPDR Dow Jones Global Real Estate ETF	872,100	49,299,813	12,149,290	5,263,239	12,492	(16,212,434)	1,033,495	39,985,922	990,210
SPDR Portfolio Short Term Corporate Bond ETF	708,367	21,938,126	4,768,897	4,439,921	26,005	(1,304,556)	718,294	20,988,551	216,438
SPDR Portfolio Short Term Treasury ETF	2,817,589	85,739,233	16,014,166	14,881,018	(567,242)	(3,819,185)	2,853,198	82,485,954	420,730
State Street Aggregate Bond Index Portfolio	2,033,693	210,324,489	28,834,606	34,989,532	(1,266,525)	(32,858,370)	1,956,786	170,044,668	2,874,208
State Street Equity 500 Index II Portfolio	432,762	186,992,273	30,259,277	29,913,311	11,060,526	(56,743,147)	430,774	141,655,618	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,162,726	142,910,624	27,557,755	21,385,555	3,103,888	(42,507,398)	1,224,236	109,679,314	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,114,207	2,114,207	149,015,827	149,773,383	—	—	1,356,651	1,356,651	11,216
State Street Navigator Securities Lending Portfolio II	12,559,763	12,559,763	1,518,557,282	1,463,480,000	—	—	67,637,045	67,637,045	540,863
State Street Small/Mid Cap Equity Index Portfolio	120,189	38,016,902	6,940,000	5,090,000	588,562	(12,107,136)	126,037	28,348,328	—
Total		$995,745,230	$1,824,467,789	$1,769,219,132	$13,021,514	$(203,345,981)		$860,669,420	$16,117,956
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 29.1%
State Street Equity 500 Index II Portfolio	1,067,813	$351,139,637
State Street Small/Mid Cap Equity Index Portfolio	352,893	79,372,694
		430,512,331
DOMESTIC FIXED INCOME — 32.7%
SPDR Bloomberg High Yield Bond ETF (b)	1,133,177	99,549,599
SPDR Portfolio Intermediate Term Treasury ETF	358,584	10,086,968
SPDR Portfolio Long Term Treasury ETF	784,382	23,249,082
SPDR Portfolio Short Term Corporate Bond ETF (b)	331,677	9,691,602
SPDR Portfolio Short Term Treasury ETF (b)	1,244,845	35,988,469
State Street Aggregate Bond Index Portfolio	3,501,401	304,271,702
		482,837,422
INFLATION LINKED — 14.3%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	11,612,932	211,471,492
INTERNATIONAL EQUITY — 19.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,258,699	291,946,879
REAL ESTATE — 3.9%
SPDR Dow Jones Global Real Estate ETF	1,493,824	57,796,051
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,696,284,284)		1,474,564,175
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	3,683,476	$3,683,476
State Street Navigator Securities Lending Portfolio II (a)(e)	111,089,464	111,089,464
TOTAL SHORT-TERM INVESTMENTS (Cost $114,772,940)		$114,772,940
TOTAL INVESTMENTS — 107.4% (Cost $1,811,057,224)		1,589,337,115
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(110,057,477)
NET ASSETS — 100.0%		$1,479,279,638
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,474,564,175	$—	$—	$1,474,564,175
Short-Term Investments	114,772,940	—	—	114,772,940
TOTAL INVESTMENTS	$1,589,337,115	$—	$—	$1,589,337,115
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	10,654,819	$225,029,777	$43,795,058	$24,109,126	$40,271	$(33,284,488)	11,612,932	$211,471,492	$12,124,553
SPDR Bloomberg High Yield Bond ETF	1,047,091	113,682,670	20,259,971	10,785,643	(1,748,290)	(21,859,109)	1,133,177	99,549,599	3,883,443
SPDR Dow Jones Global Real Estate ETF	1,072,800	60,645,384	21,338,789	2,494,661	36,187	(21,729,648)	1,493,824	57,796,051	1,335,036
SPDR Portfolio Intermediate Term Treasury ETF	484,840	15,539,122	1,987,228	5,622,523	(519,520)	(1,297,339)	358,584	10,086,968	100,706
SPDR Portfolio Long Term Treasury ETF	867,995	36,585,989	3,734,293	6,148,114	(2,374,197)	(8,548,889)	784,382	23,249,082	452,377
SPDR Portfolio Short Term Corporate Bond ETF	251,469	7,787,995	2,699,854	299,432	(15,151)	(481,664)	331,677	9,691,602	87,485
SPDR Portfolio Short Term Treasury ETF	905,419	27,551,900	11,610,146	1,597,308	(66,017)	(1,510,252)	1,244,845	35,988,469	159,197
State Street Aggregate Bond Index Portfolio	3,378,115	349,364,608	59,811,836	46,258,627	(1,769,640)	(56,876,475)	3,501,401	304,271,702	4,946,528
State Street Equity 500 Index II Portfolio	999,618	431,924,946	82,918,196	53,627,315	19,480,565	(129,556,755)	1,067,813	351,139,637	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,913,260	358,068,741	73,065,609	36,405,577	4,746,774	(107,528,668)	3,258,699	291,946,879	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,522,704	4,522,704	236,720,993	237,560,221	—	—	3,683,476	3,683,476	29,817
State Street Navigator Securities Lending Portfolio II	39,569,936	39,569,936	1,663,672,245	1,592,152,717	—	—	111,089,464	111,089,464	732,859
State Street Small/Mid Cap Equity Index Portfolio	313,498	99,162,656	20,100,000	8,700,000	1,033,046	(32,223,008)	352,893	79,372,694	—
Total		$1,769,436,428	$2,241,714,218	$2,025,761,264	$18,844,028	$(414,896,295)		$1,589,337,115	$23,852,001
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 36.8%
State Street Equity 500 Index II Portfolio	1,595,557	$524,683,002
State Street Small/Mid Cap Equity Index Portfolio	598,092	134,522,832
		659,205,834
DOMESTIC FIXED INCOME — 29.3%
SPDR Bloomberg High Yield Bond ETF (b)	1,157,314	101,670,035
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,402,234	39,444,842
SPDR Portfolio Long Term Treasury ETF	2,949,612	87,426,500
State Street Aggregate Bond Index Portfolio	3,414,908	296,755,487
		525,296,864
INFLATION LINKED — 5.4%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	5,279,318	96,136,381
INTERNATIONAL EQUITY — 26.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,373,560	481,417,223
REAL ESTATE — 1.4%
SPDR Dow Jones Global Real Estate ETF (b)	644,816	24,947,931
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,075,391,017)		1,787,004,233
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	5,595,172	5,595,172
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	101,297,282	$101,297,282
TOTAL SHORT-TERM INVESTMENTS (Cost $106,892,454)		$106,892,454
TOTAL INVESTMENTS — 105.7% (Cost $2,182,283,471)		1,893,896,687
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(101,677,657)
NET ASSETS — 100.0%		$1,792,219,030
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,787,004,233	$—	$—	$1,787,004,233
Short-Term Investments	106,892,454	—	—	106,892,454
TOTAL INVESTMENTS	$1,893,896,687	$—	$—	$1,893,896,687
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	3,795,986	$80,171,224	$34,026,576	$4,488,299	$(96,460)	$(13,476,660)	5,279,318	$96,136,381	$4,978,035
SPDR Bloomberg High Yield Bond ETF	1,016,328	110,342,731	26,616,245	11,513,075	(272,997)	(23,502,869)	1,157,314	101,670,035	3,924,709
SPDR Dow Jones Global Real Estate ETF	362,329	20,482,458	13,345,366	622,455	122,580	(8,380,018)	644,816	24,947,931	515,125
SPDR Portfolio Intermediate Term Treasury ETF	1,530,102	49,039,769	9,035,112	12,458,172	(1,156,660)	(5,015,207)	1,402,234	39,444,842	350,438
SPDR Portfolio Long Term Treasury ETF	2,636,795	111,140,909	21,853,705	9,507,187	(3,478,501)	(32,582,426)	2,949,612	87,426,500	1,511,706
State Street Aggregate Bond Index Portfolio	3,198,333	330,771,626	68,103,327	45,015,151	(2,495,159)	(54,609,156)	3,414,908	296,755,487	4,830,729
State Street Equity 500 Index II Portfolio	1,421,809	614,349,401	137,414,125	65,920,857	23,303,129	(184,462,796)	1,595,557	524,683,002	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,567,098	561,341,982	127,071,938	39,882,548	455,566	(167,569,715)	5,373,560	481,417,223	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,876,897	5,876,897	293,184,893	293,466,618	—	—	5,595,172	5,595,172	40,146
State Street Navigator Securities Lending Portfolio II	4,301,775	4,301,775	1,562,195,100	1,465,199,593	—	—	101,297,282	101,297,282	985,455
State Street Small/Mid Cap Equity Index Portfolio	506,884	160,332,494	39,750,000	13,700,000	1,526,440	(53,386,102)	598,092	134,522,832	—
Total		$2,048,151,266	$2,332,596,387	$1,961,773,955	$17,907,938	$(542,984,949)		$1,893,896,687	$17,136,343
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 41.3%
State Street Equity 500 Index II Portfolio	1,605,603	$527,986,358
State Street Small/Mid Cap Equity Index Portfolio	685,441	154,169,509
		682,155,867
DOMESTIC FIXED INCOME — 27.1%
SPDR Bloomberg High Yield Bond ETF (b)	682,787	59,982,838
SPDR Portfolio Intermediate Term Treasury ETF	1,784,996	50,211,937
SPDR Portfolio Long Term Treasury ETF	3,791,496	112,379,941
State Street Aggregate Bond Index Portfolio	2,595,369	225,537,513
		448,112,229
INTERNATIONAL EQUITY — 31.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,753,172	515,426,698
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,905,901,984)		1,645,694,794
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	6,528,803	6,528,803
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	55,732,985	$55,732,985
TOTAL SHORT-TERM INVESTMENTS (Cost $62,261,789)		$62,261,788
TOTAL INVESTMENTS — 103.4% (Cost $1,968,163,773)		1,707,956,582
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(55,509,059)
NET ASSETS — 100.0%		$1,652,447,523
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,645,694,794	$—	$—	$1,645,694,794
Short-Term Investments	62,261,788	—	—	62,261,788
TOTAL INVESTMENTS	$1,707,956,582	$—	$—	$1,707,956,582
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Bloomberg High Yield Bond ETF	539,334	$58,555,492	$17,783,269	$3,287,071	$28,570	$(13,097,422)	682,787	$59,982,838	$2,165,969
SPDR Portfolio Intermediate Term Treasury ETF	1,728,318	55,392,592	12,385,140	10,352,404	(941,719)	(6,271,672)	1,784,996	50,211,937	413,283
SPDR Portfolio Long Term Treasury ETF	3,002,904	126,572,404	38,821,284	10,456,089	(3,634,477)	(38,923,181)	3,791,496	112,379,941	1,794,792
State Street Aggregate Bond Index Portfolio	2,294,817	237,330,020	60,255,031	30,400,000	(1,387,732)	(40,259,806)	2,595,369	225,537,513	3,528,241
State Street Equity 500 Index II Portfolio	1,397,204	603,718,049	141,565,462	57,194,929	15,169,776	(175,272,000)	1,605,603	527,986,358	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,736,185	582,124,442	140,643,794	31,533,760	(1,158,107)	(174,649,671)	5,753,172	515,426,698	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,901,736	5,901,736	252,796,187	252,169,120	—	—	6,528,803	6,528,803	38,905
State Street Navigator Securities Lending Portfolio II	3,652,721	3,652,721	1,149,056,872	1,096,976,608	—	—	55,732,985	55,732,985	474,773
State Street Small/Mid Cap Equity Index Portfolio	568,226	179,735,652	47,727,577	14,700,001	1,473,134	(60,066,853)	685,441	154,169,509	—
Total		$1,852,983,108	$1,861,034,616	$1,507,069,982	$9,549,445	$(508,540,605)		$1,707,956,582	$8,415,963
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 45.5%
State Street Equity 500 Index II Portfolio	1,512,555	$497,388,732
State Street Small/Mid Cap Equity Index Portfolio	742,608	167,027,383
		664,416,115
DOMESTIC FIXED INCOME — 19.7%
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,578,479	44,402,614
SPDR Portfolio Long Term Treasury ETF	3,359,299	99,569,622
State Street Aggregate Bond Index Portfolio	1,658,704	144,141,357
		288,113,593
INTERNATIONAL EQUITY — 34.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,611,813	502,762,321
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,684,466,882)		1,455,292,029
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	4,598,617	4,598,617
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	607,289	$607,289
TOTAL SHORT-TERM INVESTMENTS (Cost $5,205,906)		$5,205,906
TOTAL INVESTMENTS — 99.9% (Cost $1,689,672,788)		1,460,497,935
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,264,126
NET ASSETS — 100.0%		$1,461,762,061
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,455,292,029	$—	$—	$1,455,292,029
Short-Term Investments	5,205,906	—	—	5,205,906
TOTAL INVESTMENTS	$1,460,497,935	$—	$—	$1,460,497,935
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	1,556,661	$49,890,985	$10,415,595	$9,450,274	$(862,365)	$(5,591,327)	1,578,479	$44,402,614	$369,248
SPDR Portfolio Long Term Treasury ETF	2,703,738	113,962,557	32,715,542	9,041,434	(3,114,373)	(34,952,670)	3,359,299	99,569,622	1,603,498
State Street Aggregate Bond Index Portfolio	1,449,487	149,905,970	39,084,862	18,500,000	(972,915)	(25,376,560)	1,658,704	144,141,357	2,237,619
State Street Equity 500 Index II Portfolio	1,328,109	573,862,780	125,084,408	49,691,007	13,250,420	(165,117,869)	1,512,555	497,388,732	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,664,600	573,325,950	132,602,922	31,080,709	(736,046)	(171,349,796)	5,611,813	502,762,321	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,090,135	4,090,135	209,105,168	208,596,686	—	—	4,598,617	4,598,617	33,059
State Street Navigator Securities Lending Portfolio II	16,622,575	16,622,575	669,900,868	685,916,154	—	—	607,289	607,289	22,263
State Street Small/Mid Cap Equity Index Portfolio	622,012	196,748,599	49,385,411	15,200,000	1,293,011	(65,199,638)	742,608	167,027,383	—
Total		$1,678,409,551	$1,268,294,776	$1,027,476,264	$8,857,732	$(467,587,860)		$1,460,497,935	$4,265,687
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 48.3%
State Street Equity 500 Index II Portfolio	1,329,237	$437,106,226
State Street Small/Mid Cap Equity Index Portfolio	753,168	169,402,599
		606,508,825
DOMESTIC FIXED INCOME — 14.7%
SPDR Portfolio Intermediate Term Treasury ETF	1,355,106	38,119,132
SPDR Portfolio Long Term Treasury ETF	2,885,036	85,512,467
State Street Aggregate Bond Index Portfolio	693,512	60,266,216
		183,897,815
INTERNATIONAL EQUITY — 36.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,120,088	458,708,646
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,452,297,633)		1,249,115,286
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (b)(c) (Cost $4,280,573)	4,280,573	4,280,573
TOTAL INVESTMENTS — 99.9% (Cost $1,456,578,206)		1,253,395,859
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,852,832
NET ASSETS — 100.0%		$1,255,248,691

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,249,115,286	$—	$—	$1,249,115,286
Short-Term Investment	4,280,573	—	—	4,280,573
TOTAL INVESTMENTS	$1,253,395,859	$—	$—	$1,253,395,859
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	1,304,458	$41,807,879	$10,304,607	$8,545,980	$(784,727)	$(4,662,647)	1,355,106	$38,119,132	$312,271
SPDR Portfolio Long Term Treasury ETF	2,268,591	95,621,111	29,727,421	7,693,163	(2,690,339)	(29,452,563)	2,885,036	85,512,467	1,355,270
State Street Aggregate Bond Index Portfolio	540,191	55,866,529	20,301,556	5,699,999	(452,673)	(9,749,197)	693,512	60,266,216	872,739
State Street Equity 500 Index II Portfolio	1,140,338	492,728,775	115,274,888	39,236,311	10,451,155	(142,112,281)	1,329,237	437,106,226	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,155,971	510,810,442	122,906,393	20,031,864	(1,152,855)	(153,823,470)	5,120,088	458,708,646	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,534,188	4,534,188	175,977,161	176,230,776	—	—	4,280,573	4,280,573	30,978
State Street Navigator Securities Lending Portfolio II	15,777,902	15,777,902	397,227,324	413,005,226	—	—	—	—	20,930
State Street Small/Mid Cap Equity Index Portfolio	615,715	194,756,886	53,507,702	15,000,000	1,197,724	(65,059,713)	753,168	169,402,599	—
Total		$1,411,903,712	$925,227,052	$685,443,319	$6,568,285	$(404,859,871)		$1,253,395,859	$2,592,188
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 51.1%
State Street Equity 500 Index II Portfolio	1,016,923	$334,404,764
State Street Small/Mid Cap Equity Index Portfolio	665,744	149,739,187
		484,143,951
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Intermediate Term Treasury ETF	1,025,106	28,836,232
SPDR Portfolio Long Term Treasury ETF	2,179,878	64,611,584
		93,447,816
INTERNATIONAL EQUITY — 38.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,084,524	365,932,510
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,110,588,521)		943,524,277
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (b)(c) (Cost $3,226,886)	3,226,886	3,226,886
TOTAL INVESTMENTS — 99.9% (Cost $1,113,815,407)		946,751,163
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,377,101
NET ASSETS — 100.0%		$948,128,264

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$943,524,277	$—	$—	$943,524,277
Short-Term Investment	3,226,886	—	—	3,226,886
TOTAL INVESTMENTS	$946,751,163	$—	$—	$946,751,163
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	945,686	$30,309,236	$9,971,253	$7,401,782	$(675,503)	$(3,366,972)	1,025,106	$28,836,232	$231,772
SPDR Portfolio Long Term Treasury ETF	1,640,811	69,160,184	26,278,987	7,015,145	(2,454,837)	(21,357,605)	2,179,878	64,611,584	1,005,358
State Street Equity 500 Index II Portfolio	832,606	359,760,570	102,368,055	29,183,190	9,924,311	(108,464,982)	1,016,923	334,404,764	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,145,193	386,575,636	116,606,829	16,385,080	(621,543)	(120,243,332)	4,084,524	365,932,510	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,931,076	2,931,076	151,843,157	151,547,347	—	—	3,226,886	3,226,886	24,472
State Street Navigator Securities Lending Portfolio II	10,141,201	10,141,201	182,443,212	192,584,413	—	—	—	—	15,116
State Street Small/Mid Cap Equity Index Portfolio	507,681	160,584,563	55,062,510	11,720,000	772,956	(54,960,842)	665,744	149,739,187	—
Total		$1,019,462,466	$644,574,003	$415,836,957	$6,945,384	$(308,393,733)		$946,751,163	$1,276,718
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 51.0%
State Street Equity 500 Index II Portfolio	691,480	$227,386,259
State Street Small/Mid Cap Equity Index Portfolio	452,675	101,815,761
		329,202,020
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Intermediate Term Treasury ETF	697,112	19,609,760
SPDR Portfolio Long Term Treasury ETF	1,482,001	43,926,510
		63,536,270
INTERNATIONAL EQUITY — 38.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,777,236	248,812,571
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $766,820,113)		641,550,861
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (b)(c) (Cost $2,203,724)	2,203,724	2,203,724
TOTAL INVESTMENTS — 99.7% (Cost $769,023,837)		643,754,585
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		2,106,921
NET ASSETS — 100.0%		$645,861,506

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$641,550,861	$—	$—	$641,550,861
Short-Term Investment	2,203,724	—	—	2,203,724
TOTAL INVESTMENTS	$643,754,585	$—	$—	$643,754,585
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	594,625	$19,057,731	$7,380,454	$4,204,747	$(388,839)	$(2,234,839)	697,112	$19,609,760	$151,017
SPDR Portfolio Long Term Treasury ETF	1,032,875	43,535,681	19,555,627	3,706,036	(1,288,963)	(14,169,799)	1,482,001	43,926,510	654,060
State Street Equity 500 Index II Portfolio	524,520	226,639,712	82,589,681	17,306,757	4,500,604	(69,036,981)	691,480	227,386,259	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,981,242	243,514,504	93,005,623	8,474,800	139,689	(79,372,447)	2,777,236	248,812,569	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,127,140	2,127,140	109,389,267	109,312,683	—	—	2,203,724	2,203,724	19,003
State Street Navigator Securities Lending Portfolio II	8,502,719	8,502,719	56,650,217	65,152,936	—	—	—	—	6,433
State Street Small/Mid Cap Equity Index Portfolio	319,656	101,110,445	43,117,144	7,190,001	(340,738)	(34,881,089)	452,675	101,815,761	—
Total		$644,487,932	$411,688,013	$215,347,960	$2,621,753	$(199,695,155)		$643,754,583	$830,513
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 51.0%
State Street Equity 500 Index II Portfolio	370,170	$121,726,855
State Street Small/Mid Cap Equity Index Portfolio	242,441	54,529,720
		176,256,575
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Intermediate Term Treasury ETF	373,044	10,493,728
SPDR Portfolio Long Term Treasury ETF	792,672	23,494,798
		33,988,526
INTERNATIONAL EQUITY — 38.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,485,703	133,104,171
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $414,142,188)		343,349,272
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (b)(c) (Cost $1,339,984)	1,339,984	1,339,984
TOTAL INVESTMENTS — 99.7% (Cost $415,482,172)		344,689,256
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		990,198
NET ASSETS — 100.0%		$345,679,454

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$343,349,272	$—	$—	$343,349,272
Short-Term Investment	1,339,984	—	—	1,339,984
TOTAL INVESTMENTS	$344,689,256	$—	$—	$344,689,256
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	292,347	$9,369,721	$4,525,744	$2,063,152	$(190,770)	$(1,147,815)	373,044	$10,493,728	$77,301
SPDR Portfolio Long Term Treasury ETF	508,068	21,415,066	11,597,008	1,635,621	(591,948)	(7,289,707)	792,672	23,494,798	334,266
State Street Equity 500 Index II Portfolio	258,309	111,612,877	50,349,405	7,280,001	1,515,780	(34,471,206)	370,170	121,726,855	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	975,612	119,912,382	57,791,451	3,971,381	196,652	(40,824,933)	1,485,703	133,104,171	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,376,883	1,376,883	58,979,300	59,016,199	—	—	1,339,984	1,339,984	10,854
State Street Small/Mid Cap Equity Index Portfolio	157,214	49,728,397	25,880,477	3,219,999	(235,685)	(17,623,470)	242,441	54,529,720	—
Total		$313,415,326	$209,123,385	$77,186,353	$694,029	$(101,357,131)		$344,689,256	$422,421
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9% (a)
DOMESTIC EQUITY — 50.8%
State Street Equity 500 Index II Portfolio	72,620	$23,880,210
State Street Small/Mid Cap Equity Index Portfolio	47,583	10,702,487
		34,582,697
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Intermediate Term Treasury ETF (b)	73,070	2,055,459
SPDR Portfolio Long Term Treasury ETF	155,380	4,605,463
		6,660,922
INTERNATIONAL EQUITY — 38.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	291,158	26,084,856
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $83,756,300)		67,328,475
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	323,661	323,661
State Street Navigator Securities Lending Portfolio II (e)(f)	474,411	474,411
TOTAL SHORT-TERM INVESTMENTS (Cost $798,072)		$798,072
TOTAL INVESTMENTS — 100.1% (Cost $84,554,372)		68,126,547
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(58,473)
NET ASSETS — 100.0%		$68,068,074

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$67,328,475	$—	$—	$67,328,475
Short-Term Investments	798,072	—	—	798,072
TOTAL INVESTMENTS	$68,126,547	$—	$—	$68,126,547
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	40,583	$1,300,685	$1,341,166	$364,190	$(33,024)	$(189,178)	73,070	$2,055,459	$12,977
SPDR Portfolio Long Term Treasury ETF	70,046	2,952,439	3,399,716	444,017	(62,982)	(1,239,693)	155,380	4,605,463	55,772
State Street Equity 500 Index II Portfolio	35,810	15,473,312	15,425,892	1,439,142	10,058	(5,589,910)	72,620	23,880,210	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	135,249	16,623,402	16,829,572	421,707	(9,386)	(6,937,025)	291,158	26,084,856	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	540,945	540,945	14,676,652	14,893,936	—	—	323,661	323,661	2,905
State Street Navigator Securities Lending Portfolio II	—	—	72,316,211	71,841,800	—	—	474,411	474,411	1,319
State Street Small/Mid Cap Equity Index Portfolio	21,792	6,893,148	7,383,986	635,000	(298,271)	(2,641,376)	47,583	10,702,487	—
Total		$43,783,931	$131,373,195	$90,039,792	$(393,605)	$(16,597,182)		$68,126,547	$72,973
See accompanying notes to Schedule of Investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s or Portfolio's securities to no longer reflect their value at the time of the Fund’s or Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At September 30, 2022, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio's or Fund's investments according to the fair value hierarchy as of September 30, 2022 is disclosed in each Portfolio's or Fund's respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
For the period ended September 30, 2022, the State Street Equity 500 Index II Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund and the State Street International Developed Equity Index Portfolio each entered into futures contracts for cash equitization.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended September 30, 2022, the State Street Hedged International Developed Equity Index Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2022, are disclosed in the Portfolio's or Funds' Schedules of Investments.